UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA			01111
(Address of principal executive offices)			(Zip code)

Kevin M. McClintock 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31/2005

Date of reporting period:	10/31/2005

Item 1. Reports to Stockholders.

RETIREMENT SERVICES

MassMutual Premier Funds

Annual Report, October 31, 2005

MassMutual
FINANCIAL GROUP®

You can't predict. You can prepare.®

INVEST
INSURE
RETIRE

Table of Contents

Letter to Shareholders	1

Portfolio Manager Reports	3

Portfolio of Investments

MassMutual Premier Money Market Fund	69

MassMutual Premier Short-Duration Bond Fund	71

MassMutual Premier Inflation-Protected Bond Fund	78

MassMutual Premier Core Bond Fund (Formerly known as DLB Fixed Income Fund)	79

MassMutual Premier Diversified Bond Fund	88

MassMutual Premier Strategic Income Fund	97

MassMutual Premier High Yield Fund (Formerly known as DLB High Yield Fund)	114

MassMutual Premier Balanced Fund	118

MassMutual Premier Value Fund (Formerly known as DLB Value Fund)	128

MassMutual Premier Enhanced Index Value Fund (Formerly known as DLB Enhanced Index Value Fund)	130

MassMutual Premier Enhanced Index Value Fund II (Formerly known as DLB Enhanced Index Value Fund II)	137

MassMutual Premier Enhanced Index Core Equity Fund (Formerly known as DLB Enhanced Index Core Equity Fund)	143

MassMutual Premier Main Street Fund	149

MassMutual Premier Capital Appreciation Fund	155

MassMutual Premier Core Growth Fund (Formerly known as DLB Core Growth Fund)	158

MassMutual Premier Enhanced Index Growth Fund (Formerly known as DLB Enhanced Index Growth Fund)	160

MassMutual Premier Small Capitalization Value Fund (Formerly known as DLB Small Capitalization Value Fund)	166

MassMutual Premier Small Company Opportunities Fund (Formerly known as DLB Small Company Opportunities Fund)	169

MassMutual Premier Global Fund	171

MassMutual Premier International Equity Fund	174

Statement of Assets and Liabilities	178

Statement of Operations	190

Statement of Changes in Net Assets	196

Financial Highlights	206

Notes to Financial Statements	246

Report of Independent Registered Public Accounting Firm	284

Trustees and Officers (Unaudited)	285

Federal Tax Information (Unaudited)	288

Other Information (Unaudited)	289

This material must be preceded or accompanied by a current prospectus for the MassMutual Premier Funds. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

Prior to November 1, 2004, the MassMutual Premier Funds were known as The DLB Fund Group.

[This page is intentionally left blank.]

MassMutual Premier Funds – Letter to Shareholders

To Our Shareholders

Kevin McClintock

"The U.S. economy has shown that it is both adaptable and resilient in the face of disasters such as Hurricane Katrina. In fact, it is often after such disasters that the value of a disciplined, long-term investment program is most evident. As always, MassMutual believes in a long-term approach to investing, with a diversification strategy that suits an investor's risk tolerance, financial goals and investment time horizon."

A look back at an eventful year

The 12-month period ended October 31, 2005, was not without drama. From early November's closely watched U.S. presidential election to December's Indian Ocean tsunami that claimed hundreds of thousands of lives to October's devastating Pakistan earthquake and Hurricane Wilma (which followed Hurricanes Katrina and Rita), investors were more mindful than ever of the power of nature and the impact of current events on the markets.

As 2004 drew to a close, the fixed income rally that had buoyed bond prices for much of the year slowed considerably. Although economic news at year-end was generally mixed, a swift resolution to the presidential election and reports of improving economic fundamentals encouraged investors, resulting in an equity rally in the second half of the fourth quarter.

Conversely, the first three months of 2005 saw the broader U.S. stock averages struggle unsuccessfully against the headwinds of widespread expectations for slower economic growth, reduced corporate profits and rising inflation – especially in the form of resurgent crude oil prices. Foreign stocks substantially outperformed their U.S. counterparts in this environment, but bond prices struggled.

In the second quarter of 2005, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. A strong U.S. dollar hampered foreign stocks. In the bond market, Treasuries outperformed other fixed income asset classes.

Broad-based U.S. stock indexes advanced in the third quarter, as favorable second quarter earnings boosted the market in July. The rally was cut short in August, however, when the price of crude oil rose briefly to over $70 per barrel as Hurricane Katrina savaged the Gulf Coast region. A relief rally of sorts materialized post-Katrina, although the market lost some ground in late September, following yet another 0.25% increase in short-term interest rates by the Federal Reserve (Fed). In the bond space, longer-maturity yields rose in July on better-than-expected economic performance, then backed off as soaring crude oil prices once again raised fears of a slowing economy. Hurricane Katrina's impact refocused investors' attention on inflationary pressures, and bond yields subsequently rose (and prices declined) during most of September, leaving the Lehman Brothers® Aggregate Bond Index* with a return of –0.67%.

Finally, lower energy prices and indications of an improving U.S. economy failed to provide tailwind to the markets in October, as both equity and fixed income investments in the U.S. – and foreign stocks – closed the month in negative territory.

The Aftermath of Katrina

Hurricane Katrina, which struck Louisiana, Alabama, and Mississippi on August 29, was devastating on many fronts – not only for the suffering and hardship it caused, but also because of its effects on the U.S. economy and financial markets. Indeed, many have called the storm the largest natural disaster in U.S. history, with a government tab for rescue and relief efforts approaching $200 billion. In late September, still-reeling Gulf Coast residents held their breath as a second hurricane, Rita, came ashore near the Texas-Louisiana border, well to the west of New Orleans. Finally, in October, Hurricane Wilma let Florida residents know that they had not been forgotten.

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Premier Funds – Letter to Shareholders (Continued)

The possibility that Katrina could cause inflation to worsen has drawn the attention of investors and economists alike. Although the price of crude oil had already been climbing, gasoline surged by roughly 50 cents per gallon just days after the hurricane damaged the region's drilling rigs and refineries. In fact, the combined effects of Katrina and Rita left refining capacity, already tight before the storms arrived, at about 75% of normal, which exacerbated an already off-balance supply/demand scenario.

Aside from the inflationary impact of high energy prices, there is concern that the proposed massive New Orleans spending program comes at a time when the federal budget deficit has already ballooned to levels many investors find troubling. If spending for this program adds to inflation, the Fed may feel compelled to keep raising interest rates, which could hurt stocks and bonds and derail economic growth.

Outlook

In September, the Conference Board reported that consumer confidence had fallen sharply to nearly a two-year low, logging its biggest drop since October 1990. While worrisome, it's worth noting that when a series of hurricanes hit Florida last year, consumer confidence sank initially, but rebounded once the rebuilding process began. Although this year's economic backdrop includes considerably higher energy prices, we caution against underestimating the U.S. economy. It has shown that it is both adaptable and resilient in the face of disasters. In fact, it is often after such disasters that the value of a disciplined, long-term investment program is most evident.

As always, MassMutual believes in a long-term approach to investing, with a diversification strategy that suits an investor's risk tolerance, financial goals and investment time horizon.

Kevin McClintock
President
MassMutual Premier Funds

The information provided is the opinion of MassMutual Retirement Services Investments Marketing as of 11/1/2005 and is subject to change without notice. It is not to be construed as tax, legal or investment advice.

MassMutual Premier Money Market Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Money Market Fund?	This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 2.42%, trailing the 2.66% return of the 91-Day U.S. Treasury bill.

What was the investment background during the period?	Bond market returns were muted and unexciting during the fourth quarter of 2004. The excitement was elsewhere – an active Federal Reserve (Fed), the U.S. presidential election, a dramatic weakening of the U.S. dollar and a strong rally in the equity markets. In the face of higher commodity prices and the Fed actively raising short-term interest rates, fixed income markets continued to suffer during the first quarter of 2005.
The bond market proved resilient in the second quarter, in the face of considerable volatility and the tightening actions of the Fed, as well as actions taken by the major ratings agencies. In terms of excess return above Treasuries, mortgage- and asset-backed securities offered the most reward during the quarter, while corporate bonds lagged all components of the bond market.
In an about-face, the bond market lost ground during the third quarter, but failed to be more seriously undercut in the face of two devastating hurricanes, surging oil prices, declining consumer confidence and continued short-term interest rate hikes. During the period, Hurricanes Katrina and Rita ripped through the Gulf Coast, displacing thousands and causing severe human suffering and structural damage. Consequently, evidence of rising inflation, fears of government overspending to rebuild hurricane-ravaged areas and further spikes in energy prices sent jitters through consumers and raised risk factors for bond investors. With respect to excess return over Treasuries, corporates outperformed mortgages and asset-backed securities. Additionally, the areas of the fixed income market perceived as riskier, namely high-yield bonds and emerging market debt, continued to record positive gains. Finally, despite indications of an improving U.S. economy in October, domestic fixed income investments lost ground.

What factors contributed to the Fund's performance?	In late 2004, the Fed was active, raising rates in both November and December – each time by 0.25%. During the same time frame, oil retreated from the highs it had reached earlier in the fall. Corporate bonds, agencies, mortgages and other securitized assets all performed well during the final two months of 2004, although lower-credit quality outperformed higher-quality bonds.
Rising prices, most notably oil – which, in the first quarter of 2005 traded at exceptionally high levels after retreating somewhat in the latter part of 2004 – weighed on both the equity and fixed income markets. Negative earnings news from General Motors, and the prospect that GM could migrate from an investment-grade to a high-yield credit, dragged down the market further.
The major ratings agencies finally dealt a crushing blow to the automotive sector of the corporate bond market during the second quarter, downgrading the corporate debt of both GM and Ford Motor Co. The move flooded approximately $85 billion of additional debt into the high-yield market, touching off a sell-off in the companies' bonds. This also caused corporate bonds in general to widen in sympathy. During the period, performance at the very short end of the curve continued to be driven by the Fed's tightening policy, which resulted in the federal funds' rate being raised twice during the quarter.
Finally, in the third quarter, yields trended upward across the Treasury spectrum, although not enough to satisfy bond investor appetites. The yield on the 10-year Treasury closed the quarter at 4.33%, up from 3.92% at end of the second quarter, but well below the 4.49% close at the end of the first quarter. Despite further Fed tightening, investors moved elsewhere for yield advantage and spread sectors were the beneficiary.

MassMutual Premier Money Market Fund – Portfolio Manager Report (Continued)

What is your outlook?	The fear of inflation and the effect that fear has on monetary policy remain key concerns for bond investors. In July, many had hoped for a sign that the Fed's tightening policy would cease. Yet, in announcing its second interest rate hike of the third quarter in September, the Fed reiterated its belief that inflation posed a long-term economic threat. This represents an indication that financial markets can likely expect no change in Fed policy as long as inflation remains a concern.

MassMutual Premier Money Market Fund

Asset Allocation

(% of Net Assets) on 10/31/05

Commercial Paper	84.4%
Other Short-Term Investments	14.1%
Other Assets and Liabilities	1.5%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Money Market Fund Class S and 91-day Treasury Bills.

MassMutual Premier Money Market Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Ten Year Average Annual 11/1/95 - 10/31/05
Class S	2.42%	2.06%	3.75%
91-Day Treasury Bills	2.66%	2.30%	3.75%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while 91-day Treasury Bills are unmanaged and do not incur expenses. Treasury Bills are backed by the U.S. Government and offer a fixed rate of return, while the Fund's shares are not guaranteed. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

An investment in the MassMutual Premier Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

MassMutual Premier Money Market Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Money Market Fund Class A, Class Y and 91-day Treasury Bills.

MassMutual Premier Money Market Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 1/1/98 - 10/31/05
Class A	2.09%	1.62%	2.81%
Class Y	2.31%	1.96%	3.21%
91-Day Treasury Bills	2.66%	2.30%	3.33%

Hypothetical Investments in MassMutual Premier Money Market Fund Class L and 91-day Treasury Bills.

MassMutual Premier Money Market Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 5/3/99 - 10/31/05
Class L	2.34%	1.87%	2.71%
91-Day Treasury Bills	2.66%	2.30%	3.01%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while 91-day Treasury Bills are unmanaged and do not incur expenses. Treasury Bills are backed by the U.S. Government and offer a fixed rate of return, while the Fund's shares are not guaranteed. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

An investment in the MassMutual Premier Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

MassMutual Premier Short-Duration Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Short-Duration Bond Fund?	This Fund seeks to achieve a high total rate of return, primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment-grade fixed income securities.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 1.33%, exceeding the 0.72% return of the Lehman Brothers 1-3 Year Government Bond Index, an unmanaged index of U.S. government bonds with one to three years to scheduled payment of principal.

What was the investment background during the period?	Bond market returns were muted and unexciting during the fourth quarter of 2004. The excitement was elsewhere – an active Federal Reserve (Fed), the U.S. presidential election, a dramatic weakening of the U.S. dollar and a strong rally in the equity markets. In the face of higher commodity prices and the Fed actively raising short-term interest rates, fixed income markets continued to suffer during the first quarter of 2005. During the period, yields of two- and three-year Treasuries rose by approximately 0.70% and the Treasury bill yield rose by approximately 0.55%. Bond prices move in the opposite direction of interest rates (or yields); when yields rise, the prices of existing bonds fall – and vice versa.
The bond market proved resilient in the second quarter, in the face of considerable volatility and the tightening actions of the Fed. In terms of excess return above Treasuries, mortgage- and asset-backed securities offered the most reward during the quarter, while corporate bonds lagged all components of the bond market.
In an about-face, the bond market lost ground during the third quarter, but failed to be more seriously undercut in the face of two devastating hurricanes, surging oil prices, declining consumer confidence and continued short-term interest rate hikes. During the period, evidence of rising inflation, fears of government overspending to rebuild hurricane-ravaged areas and further spikes in energy prices sent jitters through consumers and raised risk factors for bond investors. With respect to excess return over Treasuries, corporates outperformed mortgages and asset-backed securities. Finally, despite indications of an improving U.S. economy in October, domestic fixed income investments lost ground.

What factors contributed to the Fund's performance?	In late 2004, the Fed raised rates in both November and December – each time by 0.25%. At the same time, oil prices retreated somewhat. Treasury Inflation-Protected Securities (TIPS) continued to perform strongly, signaling investors' inflation concerns and desire to purchase real return assets. Corporate bonds, agencies, mortgages and other securitized assets all performed well during the final two months of 2004, although lower-credit quality outperformed higher-quality bonds.
In the first quarter of 2005, the dominant themes in the investment world were higher inflation expectations and higher interest rates. Rising prices – most notably oil – weighed on both the equity and fixed income markets. The Fund was at its maximum duration of three years throughout the quarter, and this hurt relative performance in a rising rate environment, since the Fund's benchmark – the Lehman Brothers 1-3 Year Government Bond Index – has a lower duration. Duration is a measurement of a bond or bond portfolio's price sensitivity, or risk, to interest rate movements, with a longer duration resulting in greater price swings – either positive or negative – than a shorter duration.
During the second quarter, the Fund took advantage of the continuing steep yield curve and rate rally with a duration positioning near its maximum relative to the benchmark. The Fund's barbell positioning – concentrating portfolio holdings in short and long maturities relative to its identified universe of bonds – added value and the Fund captured additional return from tightening credit spreads.
Turning to the third quarter, the Fund benefited from exposure to credit assets, which outperformed during the period and are not components of the benchmark. Owning mortgages, however, detracted slightly from results – as did the Fund's duration.

MassMutual Premier Short-Duration Bond Fund – Portfolio Manager Report (Continued)

What is your outlook?	The fear of inflation and the effect that fear has on monetary policy remain key concerns for bond investors. In July, many had hoped for a sign that the Fed's tightening policy would cease. Yet, in announcing its second interest rate hike of the third quarter in September, the Fed reiterated its belief that inflation posed a long-term economic threat. This represents an indication that financial markets can likely expect no change in Fed policy as long as inflation remains a concern.

MassMutual Premier Short-Duration Bond

Fund

Quality Structure

(% of Net Assets) on 10/31/05

U.S. Governments, Aaa/AAA	32.6%
Aa/AA	1.8%
A/A	8.9%
Baa/BBB	19.4%
Ba/BB	4.9%
Short-Term Investments and Other Assets and Liabilities	32.4%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class S and the Lehman Brothers 1-3 Year Government Bond Index.

MassMutual Premier Short-Duration Bond Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Ten Year Average Annual 11/1/95 - 10/31/05
Class S	1.33%	4.58%	5.12%
Lehman Brothers 1-3 Year Government Bond Index	0.72%	4.13%	4.98%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers 1-3 Year Government Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Short-Duration Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class A, Class A (sales load deducted), Class Y and the Lehman Brothers 1-3 Year Government Bond Index.

MassMutual Premier Short-Duration Bond Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 1/1/98 - 10/31/05
Class A	0.88%	4.13%	4.32%
Class A (Sales load deducted)*	–2.65%	3.39%	3.84%
Class Y	1.17%	4.50%	4.71%
Lehman Brothers 1-3 Year Government Bond Index	0.72%	4.13%	4.65%

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class L and the Lehman Brothers 1-3 Year Government Bond Index.

MassMutual Premier Short-Duration Bond Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 5/3/99 - 10/31/05
Class L	1.20%	4.38%	4.40%
Lehman Brothers 1-3 Year Government Bond Index	0.72%	4.13%	4.39%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 3.50% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers 1-3 Year Government Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Short-Duration Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers 1-3 Year Government Bond Index.

MassMutual Premier Short-Duration Bond Fund

Total Return	One Year 11/1/04 - 10/31/05	Since Inception Average Annual 12/31/02 - 10/31/05
Class N	0.62%	1.99%
Class N (CDSC fees deducted)*	–0.35%	1.99%
Lehman Brothers 1-3 Year Government Bond Index	0.72%	1.44%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers 1-3 Year Government Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Inflation-Protected Bond Fund?	This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. The Fund normally invests:
• at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations;
• up to 20% of its assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates; and
• up to 20% of its assets in holdings that are not inflation-indexed.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 2.49%, lagging the 2.94% return during the same period for the Lehman U.S. Treasury Inflation Note Index, an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds.

How do inflation-indexed bonds protect against inflation?	Like many other fixed income securities, inflation-indexed bonds pay income twice a year, based on a fixed coupon rate. However, both the principal and the interest payment are adjusted for the level of inflation. The inflation rate – as measured by the Consumer Price Index – results in an adjustment to the principal amount of an inflation-protected security. The coupon rate is then applied to the adjusted principal amount to determine the interest payment. For example, assuming an inflation rate of 3% and a security with a par value of $1,000 and a coupon rate of 1.75%, the adjusted principal amount after one year would be $1,030 ($1,000 increased by 3%). The interest payment would be calculated by multiplying $1,030 by 1.75% instead of using the original $1,000 par value to calculate the amount of interest.

What was the investment background during the period?	Bond market returns were muted and unexciting during the fourth quarter of 2004. The excitement was elsewhere – an active Federal Reserve (Fed), the U.S. presidential election, a dramatic weakening of the U.S. dollar and a strong rally in the equity markets. In the face of higher commodity prices and the Fed actively raising short-term interest rates, fixed income markets continued to suffer during the first quarter of 2005. Intermediate-term bonds were hardest hit.
The bond market proved resilient in the second quarter, in the face of considerable volatility and the actions of the Fed (which once again raised short-term interest rates) and the major ratings agencies – which downgraded the corporate debt of both General Motors Corp. and Ford Motor Co. During the period, bonds outperformed equities.
In a turnaround in the third quarter, the bond market lost ground but was not seriously undercut in the face of two devastating hurricanes, surging oil prices, declining consumer confidence and continued Fed tightening. In the aftermath of Hurricanes Katrina and Rita, evidence of rising inflation, fears of government overspending (to rebuild areas hit by the hurricanes) and further spikes in already high energy prices sent jitters through consumers and raised risk factors for bond investors. Finally, despite indications of an improving U.S. economy in October, domestic fixed income investments lost ground.

What factors contributed to the Fund's performance?	In late 2004, Treasury Inflation-Protected Securities (TIPS) continued to perform strongly, signaling investors' inflation concerns and desire to purchase real return assets. Corporate bonds, agencies, mortgages and other securitized assets all performed well during the final two months of 2004, although lower-credit quality outperformed higher-quality bonds.
In the first quarter of 2005, rising prices, most notably oil, weighed on both the equity and fixed income markets. The Consumer Price Index rose 0.4% in February, which contributed to higher rates. Not surprisingly, TIPS continued to perform well in this environment.
In the second quarter, TIPS actually underperformed nominal Treasuries and break-evens declined significantly. Turning to the third quarter, the Fund was hampered by its slight underweighting relative to the Lehman U.S. Treasury Inflation Note Index in shorter-maturity TIPS, which outperformed longer-maturity issues. During the period, TIPS gained heightened interest from investors due to the recent trend of rising commodity prices and the inflationary fears they have generated.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio Manager Report (Continued)

What is your outlook?	The fear of inflation and the effect that fear has on monetary policy remain key concerns for bond investors. In July, many had hoped for a sign that the Fed's tightening policy would cease. Yet, in announcing its second interest rate hike of the third quarter in September, the Fed reiterated its belief that inflation posed a long-term economic threat. This represents an indication that financial markets can likely expect no change in Fed policy as long as inflation remains a concern.

MassMutual Premier Inflation-Protected Bond Fund

Quality Structure

(% of Net Assets) on 10/31/05

U.S. Governments, Aaa/AAA	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Inflation-Protected Bond Fund Class S, Class A, Class A (sales load deducted), Class Y and the Lehman U.S. Treasury Inflation Note Index

MassMutual Premier Inflation-Protected Bond Fund

Total Return	One Year 11/1/04 - 10/31/05	Since Inception Average Annual 12/31/03 - 10/31/05
Class S	2.49%	5.04%
Class A	1.95%	4.31%
Class A (Sales load deducted)*	–2.89%	1.59%
Class Y	2.32%	4.89%
Lehman U.S. Treasury Inflation Note Index	2.94%	5.45%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman U.S. Treasury Inflation Note Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Inflation-Protected Bond Fund Class L, Class N, Class N (CDSC fees deducted) and the Lehman U.S. Treasury Inflation Note Index.

MassMutual Premier Inflation-Protected Bond Fund

Total Return	One Year 11/1/04 - 10/31/05	Since Inception Average Annual 12/31/03 - 10/31/05
Class L	2.22%	4.78%
Class N	1.60%	4.17%
Class N (CDSC fees deducted)*	0.60%	4.17%
Lehman U.S. Treasury Inflation Note Index	2.94%	5.45%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman U.S. Treasury Inflation Note Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Core Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Core Bond Fund?	This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment-grade, fixed income securities.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 1.00%, moderately trailing the 1.14% return of the Lehman Brothers Aggregate Bond Index, an unmanaged index of fixed income securities primarily from the Treasury, mortgage-backed, and corporate asset classes.

What was the investment background during the period?	Bond market returns were muted and unexciting during the fourth quarter of 2004. The excitement was elsewhere – an active Federal Reserve (Fed), the U.S. presidential election, a dramatic weakening of the U.S. dollar and a strong rally in the equity markets. In the face of higher commodity prices and the Fed actively raising short-term interest rates, fixed income markets continued to suffer during the first quarter of 2005. Intermediate-term bonds were hardest hit.
The bond market proved resilient in the second quarter, in the face of considerable volatility and the actions of the Fed (which once again raised short-term interest rates) and the major ratings agencies – which downgraded the corporate debt of both General Motors Corp. and Ford Motor Co. During the quarter, bonds outperformed equities.
In a turnaround in the third quarter, the bond market lost ground but was not seriously undercut in the face of two devastating hurricanes, surging oil prices, declining consumer confidence and continued Fed tightening. In the aftermath of Hurricanes Katrina and Rita, evidence of rising inflation, fears of government overspending (to rebuild areas hit by the hurricanes) and further spikes in already high energy prices sent jitters through consumers and raised risk factors for bond investors.
Finally, despite lower energy prices and indications of an improving U.S. economy in October, both equity and fixed income investments in the U.S. – and foreign stocks – lost ground.

What factors contributed to the Fund's performance?	As 2004 wound down, the Fund benefited from its overweight position in corporate bonds, especially to lower-credit-quality issuers. Conversely, the Fund had reduced its exposure to lower-quality, long-maturity corporate bonds over the latter part of the year in favor of shorter-maturity issuers; this had a negative impact on performance.
In the first quarter of 2005, rising prices, most notably oil, weighed on both the equity and fixed income markets. The Consumer Price Index rose 0.4% in February, which contributed to higher interest rates. Not surprisingly, Treasury Inflation-Protected Securities (TIPS) continued to perform well in this environment. During this time, the Fund benefited from having positive convexity – the measurement of sensitivity of the market price of an interest-bearing bond or bond portfolios to changes in interest rate levels – versus the Lehman Brothers Aggregate Bond Index, as interest rates moved higher. Performance was adversely impacted by a down-in-quality bias within corporate bonds.
During the second quarter, an overweight in corporate bonds was generally a drag on Fund performance. Overall the Fund's underweight position in mortgage-backed securities detracted from results, as mortgages outperformed Treasuries and corporates. However, the Fund's security selection in the mortgage universe was highly favorable, particularly in June.
Finally, in the third quarter, the Fund benefited from overweighting credit assets, particularly high-yield bonds, and from being underweight in mortgages, which underperformed. Exposure to auto manufacturers and related companies in the corporate sector proved a modest drag on returns, as Delphi's march toward bankruptcy took a heavy toll on the automotive sector.

MassMutual Premier Core Bond Fund – Portfolio Manager Report (Continued)

What is your outlook?	The fear of inflation and the effect that fear has on monetary policy remain key concerns for bond investors. In July, many had hoped for a sign that the Fed's tightening policy would cease. Yet, in announcing its second interest rate hike of the third quarter in September, the Fed reiterated its belief that inflation posed a long-term economic threat. This represents an indication that financial markets can likely expect no change in Fed policy as long as inflation remains a concern.

MassMutual Premier Core Bond Fund

Quality Structure

(% of Net Assets) on 10/31/05

U.S. Governments, Aaa/AAA	55.7%
Aa/AA	3.6%
A/A	11.4%
Baa/BBB	22.4%
Ba/BB	6.1%
Short-Term Investments and Other Assets and Liabilities	0.8%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Bond Fund Class S and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Core Bond Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Ten Year Average Annual 11/1/95 - 10/31/05
Class S	1.00%	6.07%	5.94%
Lehman Brothers Aggregate Bond Index	1.14%	6.31%	6.32%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Core Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Bond Fund Class A, Class A (sales load deducted), Class Y and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Core Bond Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 1/1/98 - 10/31/05
Class A	0.64%	5.61%	5.12%
Class A (Sales load deducted)*	–4.14%	4.59%	4.47%
Class Y	0.90%	6.00%	5.51%
Lehman Brothers Aggregate Bond Index	1.14%	6.31%	6.00%

Hypothetical Investments in MassMutual Premier Core Bond Fund Class L and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Core Bond Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 5/3/99 - 10/31/05
Class L	0.79%	5.87%	5.36%
Lehman Brothers Aggregate Bond Index	1.14%	6.31%	5.94%

Hypothetical Investments in MassMutual Premier Core Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Core Bond Fund

Total Return	One Year 11/1/04 - 10/31/05	Since Inception Average Annual 12/31/02 - 10/31/05
Class N	0.30%	2.87%
Class N (CDSC fees deducted)*	–0.70%	2.87%
Lehman Brothers Aggregate Bond Index	1.14%	3.29%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include 4.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Diversified Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Diversified Bond Fund?	This Fund seeks a superior total rate of return by investing in fixed income instruments.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 1.10%, nearly in line with the 1.14% return of the Lehman Brothers Aggregate Bond Index, an unmanaged index of fixed income securities primarily from the Treasury, mortgage-backed, and corporate asset classes.

What was the investment background during the period?	Bond market returns were muted and unexciting during the fourth quarter of 2004. The excitement was elsewhere – an active Federal Reserve (Fed), the U.S. presidential election, a dramatic weakening of the U.S. dollar and a strong rally in the equity markets. In the face of higher commodity prices and the Fed actively raising short-term interest rates, fixed income markets continued to suffer during the first quarter of 2005. Intermediate-term bonds were hardest hit.
The bond market proved resilient in the second quarter, in the face of considerable volatility and the actions of the Fed (which once again raised short-term interest rates) and the major ratings agencies – which downgraded the corporate debt of both General Motors Corp. and Ford Motor Co. During the quarter, bonds outperformed equities.
In a turnaround in the third quarter, the bond market lost ground but was not seriously undercut in the face of two devastating hurricanes, surging oil prices, declining consumer confidence and continued Fed tightening. In the aftermath of Hurricanes Katrina and Rita, evidence of rising inflation, fears of government overspending (to rebuild areas hit by the hurricanes) and further spikes in already high energy prices sent jitters through consumers and raised risk factors for bond investors. Finally, despite lower energy prices and indications of an improving U.S. economy in October, both equity and fixed income investments in the U.S. – and foreign stocks – lost ground.

What factors contributed to the Fund's performance?	In late 2004, the Fed was active, raising rates in both November and December – each time by 0.25%. Treasury Inflation-Protected Securities (TIPS) continued to perform strongly, signaling investors' inflation concerns and desire to purchase real return assets. As 2004 came to a close, the Fund benefited from its asset allocation to high yield and its overweight position, within the investment-grade universe, of corporate credits, in particular bonds rated BBB. Performance was weakened somewhat, however, by owning fewer longer-maturity corporate bonds; the Fund's overweight position in credit was concentrated in the short and intermediate maturities.
In the first quarter of 2005, rising prices, most notably oil, weighed on both the equity and fixed income markets. The Consumer Price Index rose 0.4% in February, which contributed to higher rates. Not surprisingly, TIPS continued to perform well in this environment. During this time, the Fund benefited from having positive convexity – the measurement of sensitivity of the market price of an interest-bearing bond or bond portfolio to changes in interest rate levels – versus the benchmark – the Lehman Brothers Aggregate Bond Index – as interest rates moved higher. Performance was adversely impacted by a down-in-quality bias within corporate bonds, and particularly by owning high-yield bonds that were not part of the benchmark.
During the second quarter, an overweight in corporate bonds and the Fund's high-yield component were generally a drag on performance. Overall, the Fund's underweight position in mortgage-backed securities detracted from results, as mortgages outperformed Treasuries and corporates. However, the Fund's security selection in the mortgage universe was highly favorable, particularly in June.
Finally, in the third quarter, the Fund benefited from overweighting credit assets, particularly high-yield bonds, and from being underweight in mortgages, which underperformed. Exposure to auto manufacturers and related companies in the corporate sector proved a modest drag on returns, as Delphi's march toward bankruptcy took a heavy toll on the automotive sector.

MassMutual Premier Diversified Bond Fund – Portfolio Manager Report (Continued)

What is your outlook?	We expect to continue adding to our mortgage positions and maintaining an overweight position in corporates, concentrated in shorter-maturity issues. The fear of inflation and the effect that fear has on monetary policy remain key concerns for bond investors. In July, many had hoped for a sign that the Fed's tightening policy would cease. Yet, in announcing its second interest rate hike of the third quarter in September, the Fed reiterated its belief that inflation posed a long-term economic threat. This represents an indication that financial markets can likely expect no change in Fed policy as long as inflation remains a concern.

MassMutual Premier Diversified Bond Fund

Quality Structure

(% of Net Assets) on 10/31/05

U.S. Governments, Aaa/AAA	56.2%
Aa/AA	1.5%
A/A	8.7%
Baa/BBB	23.1%
Ba/BB	4.7%
B/B	3.7%
Below B/B	0.8%
Swaps	0.0%
Short-Term Investments and Other Assets and Liabilities	1.3%
100.0%

MassMutual Premier Diversified Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Diversified Bond Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Diversified Bond Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 5/3/99 - 10/31/05
Class S	1.10%	6.39%	5.57%
Class A	0.83%	5.97%	5.14%
Class A (Sales load deducted)*	–3.96%	4.94%	4.35%
Class Y	1.15%	6.33%	5.50%
Class L	1.13%	6.25%	5.41%
Lehman Brothers Aggregate Bond Index	1.14%	6.31%	5.94%

Hypothetical Investments in MassMutual Premier Diversified Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Diversified Bond Fund

Total Return	One Year 11/1/04 - 10/31/05	Since Inception Average Annual 12/31/02 - 10/31/05
Class N	0.56%	4.19%
Class N (CDSC fees deducted)*	–0.41%	4.19%
Lehman Brothers Aggregate Bond Index	1.14%	3.29%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Strategic Income Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Strategic Income Fund?	This Fund seeks high current income by investing mainly in fixed income debt securities.

How did the Fund perform since its inception on December 31, 2004?	For the time period from December 31, 2004 through October 31, 2005, the Fund's Class S shares returned 0.70%, trailing the 1.21% return of the Lehman Brothers Aggregate Bond Index, an unmanaged index of fixed income securities primarily from the Treasury, mortgage-backed, and corporate asset classes. Additionally, the Fund's Class S shares underperformed versus the Citigroup World Government Bond Index, an unmanaged index of debt securities of major foreign government bond markets, which returned 2.67% for the same time period.

What was the investment background during the period?	In the face of higher commodity prices and the Federal Reserve (Fed) actively raising short-term interest rates, fixed income markets continued to suffer during the first quarter of 2005. During the period, the yield on two- and three-year Treasuries rose by approximately 0.70% and the Treasury bill yield rose by approximately 0.55%. Bond prices move in the opposite direction to interest rates (or yields); when yields rise, the prices of existing bonds fall – and vice versa. Yields in the high-yield market relative to Treasury securities of comparable maturities also widened in March.
In the second quarter of 2005, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. In the bond market, Treasuries outperformed other fixed income asset classes.
During the third quarter, longer-maturity yields rose in July on better-than-expected economic performance, then backed off as soaring crude oil prices once again raised fears of a slowing economy. Hurricane Katrina's impact refocused investors' attention on inflationary pressures, and bond yields subsequently rose during most of September, leaving the Lehman Brothers Aggregate Bond Index with a return of –0.67%. Finally, despite indications of an improving U.S. economy in October, domestic fixed income investments lost ground.

What factors contributed to the Fund's performance – and how have you positioned the Fund as a result?	The U.S. dollar staged some rallies, although it continued to face some downward pressures, which hindered Fund performance somewhat. We ended the first quarter still holding an overweight position in dollar-denominated bonds. We also maintained an overweight position in the international sector, an underweight position in the U.S. government sector and a roughly neutral weighting in high yield. Finally, we closed the first quarter with a slight negative position to the mortgage market.
In the second quarter, we maintained an overweight position in the international sector and an underweight in the U.S. government sector, relative to the Lehman Brothers Aggregate Bond Index (the "Index"). On a portfolio level, we also maintained a duration that was somewhat short relative to the Index. (Duration is a measure of the portfolio's sensitivity to interest rate movements, with a longer duration being more sensitive to rate movements than a shorter duration.) During the period, we also scaled back our exposure to the euro and increased our allocation to the dollar. In the high-yield space, the auto sector remained an area of focus, following the credit downgrades of General Motors Corp. and Ford Motor Co. Consequently, we maintained an underweight position in this sector. On the positive side, the Fund benefited from its overweight in the utilities sector.
The Fed lifted short-term interest rates twice in the third quarter, to close the period at 3.75%. Because rates at the long end of the yield curve suggest an unreasonably slow transition of short-term interest rates to their long-term equilibrium levels, we maintained a lower exposure to interest rates than the Index throughout the period. Throughout the quarter, the mortgage market responded unfavorably to interest rate volatility. Generally, we see the mortgage market's valuations improving, with yield spreads significantly wider from where they were at the beginning of the year. However, we see the risks associated with spread and volatility changes also increasing, and we believe those risks are somewhat dependent on where interest rates go from here. As a result, we are maintaining a slight underweight position to mortgages, while at the same time holding an overweight in higher coupon mortgages. In the high-yield space, our underweight in the lower-credit investments held back performance early in the quarter, and helped performance later on. Similarly, our continued underweight in the autos sector initially hindered the Fund's performance, but actually drove results later.

MassMutual Premier Strategic Income Fund – Portfolio Manager Report (Continued)

What is your outlook?	We are monitoring how the recent spike of energy prices will affect the overall economy and to what extent it may push up inflation and crimp consumers' discretionary spending. Although the fundamentals in high yield remain sound, the net effect from the recent run-up in energy prices has the potential to alter the outlook for defaults in the intermediate term.

MassMutual Premier Strategic Income Fund

Asset Allocation

(% of Net Assets) on 10/31/05

Bonds & Notes	91.0%
Equities	3.6%
Mutual Funds	0.2%
Forward Currency Contracts	.3%
Futures	0.1%
Purchased Options	0.0%
Swaps	0.0%
Written Options	(0.0%)
Short-Term Investments and Other Assets and Liabilities	4.8%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Strategic Income Fund Class S, Class A, Class A (sales load deducted), Class Y, the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index.

MassMutual Premier Strategic Income Fund

Total Return	Since Inception 12/31/04 - 10/31/05
Class S	0.70%
Class A	0.30%
Class A (Sales load deducted)*	–4.46%
Class Y	0.60%
Lehman Brothers Aggregate Bond Index	1.21%
Citigroup World Government Bond Index	2.67%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Strategic Income Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Strategic Income Fund Class L, Class N, Class N (CDSC fees deducted), the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index.

MassMutual Premier Strategic Income Fund

Total Return	Since Inception 12/31/04 - 10/31/05
Class L	0.50%
Class N	0.10%
Class N (CDSC fees deducted)*	–0.90%
Lehman Brothers Aggregate Bond Index	1.21%
Citigroup World Government Bond Index	2.67%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier High Yield Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier High Yield Fund?	This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high-yield debt and related securities.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 3.96%, nearly in line with the 4.08% return of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment-grade debt from the corporate and non-corporate sectors.

What was the investment background during the period?	Bond market returns were muted and unexciting during the fourth quarter of 2004. The excitement was elsewhere – an active Federal Reserve (Fed), the U.S. presidential election, a dramatic weakening of the U.S. dollar and a strong rally in the equity markets. In the face of higher commodity prices and the Fed actively raising short-term interest rates, fixed income markets continued to suffer during the first quarter of 2005. Intermediate-term bonds were hardest hit.
The bond market proved resilient in the second quarter, in the face of considerable volatility and the actions of the Fed (which once again raised short-term interest rates) and the major ratings agencies – which downgraded the corporate debt of both General Motors Corp. and Ford Motor Co. Among high-yield issues and corporate bonds in general, quality ruled, as higher-rated issues outperformed lower-rated issues.
In an about-face, the bond market lost ground during the third quarter, but failed to be more seriously undercut in the face of two devastating hurricanes, surging oil prices, declining consumer confidence and continued short-term interest rate hikes. The main story line during the period was humanitarian related, as Hurricanes Katrina and Rita ripped through the Gulf Coast, displacing thousands and causing severe human suffering and structural damage. Consequently, evidence of rising inflation, fears of government overspending to rebuild hurricane-ravaged areas and further spikes in energy prices sent jitters through consumers and raised risk factors for bond investors. Finally, despite indications of an improving U.S. economy in October, domestic fixed income investments lost ground.

What factors contributed to the Fund's performance?	In late 2004, the Fed was active, raising rates in both November and December – each time by 0.25%. During the same time frame, oil retreated from the highs it had reached earlier in the fall. Treasury Inflation-Protected Securities (TIPS) continued to perform strongly, signaling investors' inflation concerns and desire to purchase real return assets. In November and December, the Fund's returns were enhanced by strong performance in the paper and media cable sectors, but were negatively impacted by being underweight, versus the benchmark – the Lehman Brothers U.S. Corporate High Yield Index – in the airline and utility sectors.
Turning to the first quarter of 2005, the prospect of rising interest rates and the potential downgrade of General Motors to high yield worried high-yield investors. The portfolio was positioned for a rising rate environment with an overweight position in shorter-duration and yield-to-call securities. An overweight position in B securities, the best-performing sector, and positive sector selection were contributors to performance for the period.
During the second quarter, the Fund's performance was hampered primarily by sector allocation, as underweight positions in top-performing sectors – including automotives and health care – and overweight positions in underperforming sectors, such as industrials, detracted from relative results. Also, during a period featuring impressive high-yield market returns, the Fund had little or no exposure to some of the benchmark's largest issuers.
In the third quarter, the Fund's sector positioning versus the benchmark added value to results, as relative underweight positions in the poor-performing automotive and paper sectors were principal drivers of the Fund's performance. Also contributing to Fund results during the period were generally strong security selection across the portfolio and overweight positions in the industrial and energy sectors.

MassMutual Premier High Yield Fund – Portfolio Manager Report (Continued)

What is your outlook?	In September, the Conference Board reported that consumer confidence had fallen sharply to nearly a two-year low, logging its biggest drop since October 1990. While worrisome, it's worth noting that when a series of hurricanes hit Florida last year, consumer confidence sank initially, but rebounded once the rebuilding process began. Although this year's economic backdrop includes considerably higher energy prices, we caution against underestimating the U.S. economy. It has shown that it is both adaptable and resilient in the face of disasters.

MassMutual Premier High Yield Fund

Quality Structure

(% of Net Assets) on 10/31/05

Baa/BBB	3.7%
Ba/BB	21.5%
B/B	52.3%
Below B/B	17.0%
Short-Term Investments and Other Assets and Liabilities	5.5%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier High Yield Fund Class Y and the Lehman Brothers U.S. Corporate High Yield Index.

MassMutual Premier High Yield Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 9/5/00 - 10/31/05
Class Y	3.92%	8.96%	8.61%
Lehman Brothers U.S. Corporate High Yield Index	4.08%	8.09%	6.93%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers U.S. Corporate High Yield Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier High Yield Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier High Yield Fund Class S, Class A, Class A (sales load deducted) Class L, Class N, Class N (CDSC fees deducted) and the Lehman Brothers U.S. Corporate High Yield Index.

MassMutual Premier High Yield Fund

Total Return	Since Inception 11/01/04 - 10/31/05
Class S	3.96%
Class A	3.56%
Class A (Sales load deducted)*	–2.39%
Class L	3.78%
Class N	3.25%
Class N (CDSC fees deducted)*	2.25%
Lehman Brothers U.S. Corporate High Yield Index	4.08%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers U.S. Corporate High Yield Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Balanced Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Balanced Fund?	This Fund seeks to achieve a high total rate of return over an extended period of time, consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 6.43%, trailing the 7.16% return of the Lipper Balanced Fund Index, an unmanaged index of stock and bond portfolios and the 8.71% return of the S&P 500® Index, a market-capitalization-weighted unmanaged index of 500 common stocks. Additionally, Class S shares outpaced the 1.14% return of the Lehman Brothers Aggregate Bond Index, an unmanaged index of fixed income securities primarily from the Treasury, mortgage-backed, and corporate asset classes.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, but bond market returns were muted and unexciting. The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year.
2005 began on a weak note. February stock market action, however, quickly erased January's declines, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy, despite increasingly higher energy prices and rising interest rates. Fixed income markets, particularly intermediate-term bonds, continued to suffer in the first quarter.
U.S. equity markets rebounded somewhat in the second quarter, partly due to encouraging economic data. Providing headwind, however, were high energy prices, a slowdown in manufacturing and the Federal Reserve's (Fed's) continued tightening policy. The equity markets continued to post gains in the third quarter, despite a troubling mix of escalating oil prices, rising short-term interest rates and the devastating one-two punch of Hurricanes Katrina and Rita. Conversely, in October, despite lower energy prices and indications of an improving U.S. economy, both equity and fixed income markets lost ground.

How did the Fund's stock component perform?	During the closing months of 2004, the Fund's equity portfolio benefited from the consumer, materials and processing, technology, and autos and transportation sectors. Detracting from performance were the Fund's holdings in the financial services, integrated oils and producer durables spaces. In the first quarter, fueling performance were our positions in the health care, energy and consumer discretionary sectors, whereas the Fund's information technology and consumer staples holdings lagged.
The second quarter was very volatile for the Fund's equity component. Market style preference swung from value to growth during the period, creating a tough environment for our equity holdings. In the third quarter, our equities outperformed the S&P 500 Index, as our energy and oil services sector holdings were the best-performing market areas.

How did the bond portfolio perform?	As the end of 2004 neared, the Fund's bond component continued to benefit from its overweight position in the corporate bond sector, although the Fund's reduced exposure to lower-quality, long-maturity corporates over the latter part of the year detracted from performance. In the first quarter of 2005, the Fund's bond component benefited from its positive convexity – the measurement of sensitivity of the market price of an interest-bearing bond or bond portfolios to changes in interest rate levels – versus the Lipper Balanced Fund Index, which added value when interest rates moved higher. On the downside, a down-in-quality bias within corporate bonds detracted from results.
In the second quarter, the Fund's bond segment performed essentially in line with the Lehman Brothers Aggregate Bond Index (the "Index"), although an overweight in corporate bonds proved to be a drag on performance. During the third quarter, our bond component outpaced the Index, as the Fund benefited from overweighting credit assets, particularly high-yield bonds, and from being underweight in mortgages, which lagged. Exposure to auto manufacturers and related companies in the corporate sector detracted from returns.

MassMutual Premier Balanced Fund – Portfolio Manager Report (Continued)

What is your outlook?	In October, the trend in stock performance in light of technical factors became decidedly negative. This, in conjunction with the length of the current bull market, may be evidence that the cycle is coming to an end. When this has been the case historically, value factors have tended to outperform growth factors. However, given a lack of current valuation disparities, we view the value segments of our models with some distrust. The stocks that are currently performing best are those with strong growth that trade at compelling prices relative to their earnings and book values, as the market views their growth with distrust. In our view, this appears about right for the current environment.

MassMutual Premier Balanced Fund

Asset Allocation

(% of Net Assets) on 10/31/05

Equities	62.1%
Bonds & Notes	28.7%
Futures	0.0%
Short-Term Investments and Other Assets and Liabilities	9.2%
100.0%

MassMutual Premier Balanced Fund

Largest Stock Holdings (10/31/05)

Exxon Mobil Corp.

General Electric Co.

Citigroup, Inc.

Johnson & Johnson

International Business Machines Corp.

Bank of America Corp.

Microsoft Corp.

American International Group, Inc.

Pfizer, Inc.

Altria Group, Inc.

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Balanced Fund Class S, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Premier Balanced Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Ten Year Average Annual 11/1/95 - 10/31/05
Class S	6.43%	0.93%	5.40%
Lipper Balanced Fund Index	7.16%	2.58%	7.69%
Lehman Brothers Aggregate Bond Index	1.14%	6.31%	6.32%
S&P 500 Index	8.71%	–1.73%	9.34%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Balanced Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Balanced Fund Class A, Class A (sales load deducted), Class Y, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Premier Balanced Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 1/1/98 - 10/31/05
Class A	5.84%	0.36%	1.87%
Class A (Sales load deducted)*	–0.24%	–0.82%	1.10%
Class Y	6.31%	0.76%	2.27%
Lipper Balanced Fund Index	7.16%	2.58%	5.14%
Lehman Brothers Aggregate Bond Index	1.14%	6.31%	6.00%
S&P 500 Index	8.71%	–1.73%	4.39%

Hypothetical Investments in MassMutual Premier Balanced Fund Class L, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Premier Balanced Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 5/3/99 - 10/31/05
Class L	6.02%	0.59%	0.19%
Lipper Balanced Fund Index	7.16%	2.58%	3.14%
Lehman Brothers Aggregate Bond Index	1.14%	6.31%	5.94%
S&P 500 Index	8.71%	–1.73%	–0.02%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Balanced Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Balanced Fund Class N, Class N (CDSC fees deducted), the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Premier Balanced Fund

Total Return	One Year 11/1/04 - 10/31/05	Since Inception Average Annual 12/31/02 - 10/31/05
Class N	5.49%	8.76%
Class N (CDSC fees deducted)*	4.49%	8.76%
Lipper Balanced Fund Index	7.16%	10.66%
Lehman Brothers Aggregate Bond Index	1.14%	3.29%
S&P 500 Index	8.71%	13.80%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Value Fund?	This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 7.05%, lagging the 11.86% return of the Russell 1000® Value Index, an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1,000 U.S. companies based on capitalization. Additionally, the Fund's Class S shares lagged the 8.71% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks and the 10.17% return of the S&P 500/Barra Large Cap Value Index, an unmanaged index of those common stocks that have the lowest price-to-book ratios comprising half of the aggregate market capitalization of the S&P 500 Index.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.
U.S. equity markets rebounded somewhat in the second quarter, partly due to encouraging economic data. Providing headwind, however, were high energy prices, a slowdown in manufacturing and the Federal Reserve's (Fed's) continued tightening policy. During this timeframe, the market continued to reward companies that were generating free cash flow, but interestingly it punished companies when they used that cash. Consequently, companies that bought back shares and companies with high dividend yields both trailed other stock alternatives during the second quarter.
The equity markets continued to post gains in the third quarter, despite a troubling mix of escalating oil prices, rising short-term interest rates and the devastating one-two punch of Hurricanes Katrina and Rita. Conversely, in October, despite lower energy prices and indications of an improving U.S. economy, both equity and fixed income markets lost ground.

What factors contributed to the Fund's performance?	The Fund capitalized in the fourth quarter of 2004 on strong investor sentiment for value stocks, generating a positive return in all economic sector categories with the exception of health care, where one of the Fund's pharmaceutical holdings faced downward pressure. Performance was highly favorable for the Fund in the technology, utilities, financial services, and autos and transportation sectors. While absolute returns for consumer names were good, stock selection detracted overall. Our stock picks in the producer durables and materials and processing sectors also hampered returns.
Looking to the first quarter of 2005, the primary areas of struggle for the Fund came from the financial services sector – where rising interest rates and a flattening yield curve had a negative impact – and the autos and transportation sector, where the rising cost of energy weighed heavily on Fund positions. Adding value to Fund results for the period was favorable stock selection in the producer durables, technology and consumer discretionary sectors.
The second quarter proved challenging for value stocks, as investor sentiment shifted in favor of growth companies in the large-cap space. The Fund's underperformance during the period was driven primarily by weak stock selection, particularly in the consumer discretionary and technology sectors. Adding value to results was stock selection in the integrated oils, autos and transportation, and consumer staples sectors.

Finally, in the third quarter, stock selection in the financial services, health care, and autos and transportation sectors detracted from results – as did a lack of energy holdings, aside from oil companies. Areas that were favorable for the Fund during this timeframe were the materials and processing and utilities sectors.

MassMutual Premier Value Fund – Portfolio Manager Report (Continued)

What is your outlook?	Hopes for a stock market rally to close out 2005 hinge on the passing of Hurricanes Katrina and Rita without prolonged economic impact, combined with strong earnings reports in the fourth quarter. While strong corporate profits may help, persistently high oil prices and the Fed's determination to head off inflation with higher short-term interest rates may be two difficult headwinds to overcome.

MassMutual Premier Value Fund

Industry Table

(% of Net Assets) on 10/31/05

Banking, Savings & Loans	11.2%
Energy	10.4%
Financial Services	8.8%
Insurance	6.6%
Pharmaceuticals	6.4%
Broadcasting, Publishing & Printing	4.3%
Prepackaged Software	4.1%
Computers & Information	3.9%
Beverages	3.2%
Electric Utilities	3.1%
Aerospace & Defense	2.9%
Cosmetics & Personal Care	2.8%
Apparel, Textiles & Shoes	2.7%
Commercial Services	2.6%
Foods	2.4%
Industrial — Diversified	2.4%
Tobacco	2.4%
Transportation	2.3%
Telephone Utilities	2.2%
Retail	2.1%
Electrical Equipment & Electronics	2.0%
Communications	1.9%
Forest Products & Paper	1.9%
Chemicals	1.8%
Computers & Office Equipment	1.5%
Entertainment & Leisure	1.3%
Restaurants	1.0%
Photography Equipment/ Supplies	0.7%
Healthcare	0.5%
Short-Term Investments and Other Assets and Liabilities	0.6%
100.0%

MassMutual Premier Value Fund

Largest Stock Holdings (10/31/05)

Citigroup, Inc.

American International Group, Inc.

Exxon Mobil Corp.

Diageo PLC Sponsored ADR
  (United Kingdom)

Bank of America Corp.

Symantec Corp.

Morgan Stanley

International Business Machines Corp.

Limited Brands

BP PLC, Sponsored ADR
  (United Kingdom)

MassMutual Premier Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Value Fund Class L, Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index.

MassMutual Premier Value Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Ten Year Average Annual 11/1/95 - 10/31/05
Class L	6.82%	5.81%	9.30%
Russell 1000 Value Index	11.86%	4.71%	11.34%
S&P 500 Index	8.71%	–1.73%	9.34%
S&P 500/ Barra Large Cap Value Index	10.17%	1.58%	9.81%

Hypothetical Investments in MassMutual Premier Value Fund Class S, Class A, Class A (sales load deducted), Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index.

MassMutual Premier Value Fund

Total Return	Since Inception 11/1/04 - 10/31/05
Class S	7.05%
Class A	6.52%
Class A (Sales load deducted)*	0.39%
Russell 1000 Value Index	11.86%
S&P 500 Index	8.71%
S&P 500/Barra Large Cap Value Index	10.17%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Value Fund Class Y, Class N, Class N (CDSC fees deducted), Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index.

MassMutual Premier Value Fund

Total Return	Since Inception 11/1/04 - 10/31/05
Class Y	6.97%
Class N	6.18%
Class N (CDSC fees deducted)*	5.18%
Russell 1000 Value Index	11.86%
S&P 500 Index	8.71%
S&P 500/Barra Large Cap Value Index	10.17%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Enhanced Index Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Value Fund?	This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 12.85%, outperforming the 11.86% return of the Russell 1000 Value Index, an unmanaged index representative of stocks with greater than average value orientation among the stocks of the largest 1,000 U.S. companies based on capitalization.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.
U.S. equity markets rebounded somewhat in the second quarter, partly due to encouraging economic data. Providing headwind, however, were high energy prices, a slowdown in manufacturing and the Federal Reserve's (Fed's) continued tightening policy. During this timeframe, the market continued to reward companies that were generating free cash flow, but interestingly it punished companies when they used that cash. Consequently, companies that bought back shares and companies with high dividend yields both trailed other stock alternatives during the second quarter.
The equity markets continued to post gains in the third quarter, despite a troubling mix of escalating oil prices, rising short-term interest rates and the devastating one-two punch of Hurricanes Katrina and Rita. Conversely, in October, despite lower energy prices and indications of an improving U.S. economy, both equity and fixed income markets lost ground.

What factors contributed to the Fund's performance?	During the fourth quarter of 2004, the Fund's investment results were highly favorable in the consumer staples, materials and processing, technology, and autos and transportation sectors. On the other hand, the Fund's performance trailed the Russell 1000 Value Index in financial services, other energy and producer durables.
Turning to the first quarter of 2005, large-cap stocks significantly outperformed small caps, and value stocks significantly outperformed growth stocks. Among all stock capitalizations and styles, the energy sector was the most rewarding area for investors, as rising oil prices drove double-digit gains for most energy names. The best contributions to overall results were realized in the financial services, integrated oils and other energy categories. Conversely, small overweight positions in the technology and financial services sectors detracted from results for the period.
In the second quarter, market style preference swung from value to growth. With respect to sectors, the Fund's performance was fueled by its holdings in the utilities, producer durables and financial services sectors. Conversely, performance was hindered by the Fund's investments in the technology, and autos and transportation sectors.
Finally, in the third quarter, energy stocks turned in the best returns. They were closely followed by technology and transportation names, as well as smaller-weighted market components.

What is your outlook?	Soon after the third quarter ended, the trend in stock performance in light of technical factors became decidedly negative. This, in conjunction with the length of the current bull market, may be evidence that the cycle is coming to an end. When this has been the case historically, value factors have tended to outperform growth factors. However, given a lack of current valuation disparities, we view the value segments of our models with some distrust. The stocks that have been performing best recently are those with strong growth that trade at compelling prices relative to their earnings and book value, as the market views their growth with distrust. In our view, this appears about right for the current environment.

MassMutual Premier Enhanced Index Value Fund – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index
Value Fund

Industry Table

(% of Net Assets) on 10/31/05

Banking, Savings & Loans	16.2%
Energy	16.1%
Financial Services	11.9%
Insurance	8.6%
Electric Utilities	6.3%
Pharmaceuticals	5.7%
Telephone Utilities	3.7%
Broadcasting, Publishing & Printing	3.1%
Foods	2.4%
Computers & Office Equipment	2.0%
Electrical Equipment & Electronics	2.0%
Tobacco	1.8%
Communications	1.7%
Aerospace & Defense	1.5%
Chemicals	1.3%
Retail	1.2%
Transportation	1.1%
Commercial Services	1.0%
Forest Products & Paper	1.0%
Beverages	0.9%
Entertainment & Leisure	0.9%
Automotive & Parts	0.8%
Metals & Mining	0.8%
Restaurants	0.8%
Home Construction, Furnishings & Appliances	0.7%
Prepackaged Software	0.6%
Real Estate	0.6%
Computer Integrated Systems Design	0.5%
Computers & Information	0.5%
Building Materials & Construction	0.4%
Cosmetics & Personal Care	0.4%
Household Products	0.4%
Apparel, Textiles & Shoes	0.3%
Medical Supplies	0.3%
Communications Equipment	0.2%
Containers	0.2%
Data Processing & Preparation	0.2%
Healthcare	0.2%
Industrial — Diversified	0.2%
Lodging	0.2%
Machinery & Components	0.2%
Manufacturing	0.2%
Air Transportation	0.1%
Computer Programming Services	0.1%
Computer Related Services	0.1%
Industrial — Distribution	0.1%
Oil & Gas	0.1%
Retail — Grocery	0.1%
Toys, Games	0.1%
Travel	0.1%
Heavy Machinery	0.0%
Information Retrieval Services	0.0%
Internet Content	0.0%
Water Companies	0.0%
Short-Term Investments and Other Assets and Liabilities	0.1%
100.0%

MassMutual Premier Enhanced Index

Value Fund

Largest Stock Holdings (10/31/05)

Exxon Mobil Corp.

Citigroup, Inc.

Bank of America Corp.

Pfizer, Inc.

ChevronTexaco Corp.

JPMorgan Chase & Co.

ConocoPhillips

Hewlett-Packard Co.

Altria Group, Inc.

Wells Fargo & Co.

MassMutual Premier Enhanced Index Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund Class Y and the Russell 1000 Value Index.

MassMutual Premier Enhanced Index Value Fund

Total Return	One Year 11/1/04 - 10/31/05	Since Inception Average Annual 12/19/00 - 10/31/05
Class Y	12.74%	6.21%
Russell 1000 Value Index	11.86%	5.18%

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund Class S, Class A, Class A (sales load deducted), Class L, Class N, Class N (CDSC fees deducted) and the Russell 1000 Value Index.

MassMutual Premier Enhanced Index Value Fund

Total Return	Since Inception 11/1/04 - 10/31/05
Class S	12.85%
Class A	12.30%
Class A (Sales load deducted)*	5.84%
Class L	12.47%
Class N	11.96%
Class N (CDSC fees deducted)*	10.96%
Russell 1000 Value Index	11.86%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while Russell 1000 Value Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Enhanced Index Value Fund II – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Value Fund II?	This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 12.85%, outperforming the 11.86% return of the Russell 1000 Value Index, an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1,000 U.S. companies based on capitalization.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.
U.S. equity markets rebounded somewhat in the second quarter, partly due to encouraging economic data. Providing headwind, however, were high energy prices, a slowdown in manufacturing and the Federal Reserve's (Fed's) continued tightening policy. During this timeframe, the market continued to reward companies that were generating free cash flow, but interestingly it punished companies when they used that cash. Consequently, companies that bought back shares and companies with high dividend yields both trailed other stock alternatives during the second quarter.
The equity markets continued to post gains in the third quarter, despite a troubling mix of escalating oil prices, rising short-term interest rates and the devastating one-two punch of Hurricanes Katrina and Rita. Conversely, in October, despite lower energy prices and indications of an improving U.S. economy, both equity and fixed income markets lost ground.

What factors contributed to the Fund's performance?	During the fourth quarter of 2004, the Fund's investment results were highly favorable in the consumer staples, materials and processing, technology, and autos and transportation sectors. On the other hand, the Fund's performance trailed the Russell 1000 Value Index in financial services, other energy and producer durables.
Turning to the first quarter of 2005, large-cap stocks significantly outperformed small caps, and value stocks significantly outperformed growth stocks. Among all stock capitalizations and styles, the energy sector was the most rewarding area for investors, as rising oil prices drove double-digit gains for most energy names. The best contributions to overall results were realized in the financial services, integrated oils and other energy categories. Conversely, small overweight positions in the technology and financial services sectors detracted from results for the period.
In the second quarter, market style preference swung from value to growth. With respect to sectors, the Fund's performance was fueled by its holdings in the utilities, producer durables and financial services sectors. Conversely, performance was hindered by the Fund's investments in the technology, and autos and transportation sectors.
Finally, in the third quarter, energy stocks turned in the best returns. They were closely followed by technology and transportation names, as well as smaller-weighted market components.

What is your outlook?	Soon after the third quarter ended, the trend in stock performance in light of technical factors became decidedly negative. This, in conjunction with the length of the current bull market, may be evidence that the cycle is coming to an end. When this has been the case historically, value factors have tended to outperform growth factors. However, given a lack of current valuation disparities, we view the value segments of our models with some distrust. The stocks that have been performing best recently are those with strong growth that trade at compelling prices relative to their earnings and book value, as the market views their growth with distrust. In our view, this appears about right for the current environment.

MassMutual Premier Enhanced Index Value Fund II – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index Value Fund II

Industry Table

(% of Net Assets) on 10/31/05

Banking, Savings & Loans	16.3%
Energy	16.0%
Financial Services	12.0%
Insurance	8.5%
Electric Utilities	6.5%
Pharmaceuticals	5.7%
Telephone Utilities	3.8%
Broadcasting, Publishing & Printing	3.1%
Foods	2.4%
Computers & Office Equipment	2.0%
Electrical Equipment & Electronics	1.9%
Tobacco	1.8%
Communications	1.7%
Aerospace & Defense	1.5%
Chemicals	1.2%
Retail	1.2%
Transportation	1.1%
Forest Products & Paper	1.0%
Beverages	0.9%
Commercial Services	0.9%
Entertainment & Leisure	0.9%
Restaurants	0.9%
Metals & Mining	0.8%
Automotive & Parts	0.7%
Home Construction, Furnishings & Appliances	0.7%
Real Estate	0.7%
Prepackaged Software	0.6%
Computer Integrated Systems Design	0.5%
Computers & Information	0.5%
Building Materials & Construction	0.4%
Cosmetics & Personal Care	0.4%
Household Products	0.4%
Apparel, Textiles & Shoes	0.3%
Containers	0.3%
Medical Supplies	0.3%
Communications Equipment	0.2%
Healthcare	0.2%
Industrial — Diversified	0.2%
Lodging	0.2%
Machinery & Components	0.2%
Retail — Grocery	0.2%
Air Transportation	0.1%
Computer Related Services	0.1%
Data Processing & Preparation	0.1%
Industrial — Distribution	0.1%
Internet Content	0.1%
Manufacturing	0.1%
Oil & Gas	0.1%
Toys, Games	0.1%
Water Companies	0.1%
Computer Programming Services	0.0%
Heavy Machinery	0.0%
Information Retrieval Services	0.0%
Travel	0.0%
Short-Term Investments and Other Assets and Liabilities	0.0%
100.0%

MassMutual Premier Enhanced Index

Value Fund II

Largest Stock Holdings (10/31/05)

Exxon Mobil Corp.
Citigroup, Inc.
Bank of America Corp.
Pfizer, Inc.
ChevronTexaco Corp.
JPMorgan Chase & Co.
ConocoPhillips
Hewlett-Packard Co.
Altria Group, Inc.
Wells Fargo & Co.

MassMutual Premier Enhanced Index Value Fund II – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund II Class S, Class A, Class A (sales load deducted), Class Y and the Russell 1000 Value Index.

MassMutual Premier Enhanced Index Value Fund II

Total Return	One Year 11/1/04 - 10/31/05	Since Inception 10/15/04 - 10/31/05
Class S	12.85%	13.74%
Class A	12.24%	13.16%
Class A (Sales load deducted)*	5.79%	6.93%
Class Y	12.73%	13.63%
Russell 1000 Value Index	11.86%	14.25%

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund II Class L, Class N, Class N (CDSC fees deducted) and the Russell 1000 Value Index.

MassMutual Premier Enhanced Index Value Fund II

Total Return	One Year 11/1/04 - 10/31/05	Since Inception 10/15/04 - 10/31/05
Class L	12.49%	13.40%
Class N	11.97%	12.79%
Class N (CDSC fees deducted)*	10.97%	11.84%
Russell 1000 Value Index	11.86%	14.25%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Value Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Core Equity Fund?	This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 9.70%, outperforming the 8.71% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.
U.S. equity markets rebounded somewhat in the second quarter, partly due to encouraging economic data. Providing headwind, however, were high energy prices, a slowdown in manufacturing and the Federal Reserve's (Fed's) continued tightening policy. During this timeframe, the market continued to reward companies that were generating free cash flow, but interestingly it punished companies when they used that cash. Consequently, companies that bought back shares and companies with high dividend yields both trailed other stock alternatives during the second quarter.
The equity markets continued to post gains in the third quarter, despite a troubling mix of escalating oil prices, rising short-term interest rates and the devastating one-two punch of Hurricanes Katrina and Rita. Conversely, in October, despite lower energy prices and indications of an improving U.S. economy, both equity and fixed income markets lost ground.

What factors contributed to the Fund's performance?	During the fourth quarter, Fund results were highly favorable in the consumer, materials and processing, technology, and autos and transportation sectors. Conversely, performance trailed the S&P 500 Index in financial services, integrated oils and producer durables.
In the first quarter of 2005, large-cap stocks significantly outperformed small caps, but both finished the period in negative territory. Within both the large- and small-cap spaces, value stocks significantly outpaced their growth counterparts. The best contributions to overall results were realized in the health care, energy and consumer discretionary sectors. On the downside, the Fund's information technology and consumer staples positions detracted from performance.
In the second quarter, market style preference swung from value to growth. With respect to sectors, materials stocks and consumer names detracted from the Fund's performance and utility and energy companies added value.
Turning to the third quarter, growth stocks modestly outperformed value stocks due to strength among biotechnology and health care services companies. Small-cap stocks also remained in favor during the period, propelled by favorable gains in the technology component.

What is your outlook?	In September, the Conference Board reported that consumer confidence had fallen sharply to nearly a two-year low, logging its biggest drop since October 1990. While worrisome, it's worth noting that when a series of hurricanes hit Florida last year, consumer confidence sank initially, but rebounded once the rebuilding process began. Although this year's economic backdrop includes considerably higher energy prices, we caution against underestimating the U.S. economy. It has shown that it is both adaptable and resilient in the face of disasters.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index Core Equity Fund

Industry Table

(% of Net Assets) on 10/31/05

Energy	10.4%
Pharmaceuticals	8.8%
Banking, Savings & Loans	8.7%
Financial Services	7.5%
Insurance	6.6%
Electrical Equipment & Electronics	6.1%
Computers & Information	4.5%
Retail	4.0%
Electric Utilities	3.3%
Prepackaged Software	3.0%
Aerospace & Defense	2.8%
Broadcasting, Publishing & Printing	2.5%
Telephone Utilities	2.2%
Beverages	2.1%
Medical Supplies	2.1%
Foods	1.9%
Cosmetics & Personal Care	1.7%
Communications	1.6%
Industrial — Diversified	1.6%
Tobacco	1.6%
Computers & Office Equipment	1.5%
Healthcare	1.5%
Transportation	1.4%
Chemicals	1.3%
Commercial Services	1.3%
Entertainment & Leisure	0.9%
Apparel, Textiles & Shoes	0.8%
Data Processing & Preparation	0.8%
Household Products	0.8%
Restaurants	0.7%
Automotive & Parts	0.6%
Metals & Mining	0.6%
Communications Equipment	0.5%
Forest Products & Paper	0.5%
Home Construction, Furnishings & Appliances	0.5%
Machinery & Components	0.5%
Real Estate	0.5%
Manufacturing	0.4%
Computer Integrated Systems Design	0.3%
Information Retrieval Services	0.3%
Lodging	0.3%
Advertising	0.2%
Building Materials & Construction	0.2%
Air Transportation	0.1%
Containers	0.1%
Photography Equipment/Supplies	0.1%
Retail — Grocery	0.1%
Toys, Games	0.1%
Computer Programming Services	0.0%
Industrial — Distribution	0.0%
Short-Term Investments and Other Assets and Liabilities	0.1%
100.0%

MassMutual Premier Enhanced Index

Core Equity Fund

Largest Stock Holdings (10/31/05)

Exxon Mobil Corp.

General Electric Co.

Citigroup, Inc.

Johnson & Johnson

International Business Machines Corp.

Bank of America Corp.

Microsoft Corp.

American International Group, Inc.

Pfizer, Inc.

Altria Group, Inc.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Core Equity Fund Class Y and the S&P 500 Index.

MassMutual Premier Enhanced Index Core Equity Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 8/26/96 - 10/31/05
Class Y	9.39%	–4.06%	7.62%
S&P 500 Index	8.71%	–1.73%	8.35%

Hypothetical Investments in MassMutual Premier Enhanced Index Core Equity Fund Class S, Class A, Class A (sales load deducted) Class L, Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Premier Enhanced Index Core Equity Fund

Total Return	Since Inception 11/1/04 - 10/31/05
Class S	9.70%
Class A	9.02%
Class A (Sales load deducted)*	2.75%
Class L	9.26%
Class N	8.66%
Class N (CDSC fees deducted)*	7.66%
S&P 500 Index	8.71%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Main Street Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Main Street Fund?	This Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges, presently focusing on large capitalization issuers.

How did the Fund perform since its inception on December 31, 2004?	For the time period from December 31, 2004 through October 31, 2005, the Fund's Class S shares returned 1.90%, outpacing the 0.90% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.
U.S. equity markets rebounded somewhat in the second quarter, partly due to encouraging economic data. Providing headwind, however, were high energy prices, a slowdown in manufacturing and the Federal Reserve's (Fed's) continued tightening policy. During this timeframe, the market continued to reward companies that were generating free cash flow, but interestingly it punished companies when they used that cash. Consequently, companies that bought back shares and companies with high dividend yields both trailed other stock alternatives during the second quarter.
The equity markets continued to post gains in the third quarter, despite a troubling mix of escalating oil prices, rising short-term interest rates and the devastating one-two punch of Hurricanes Katrina and Rita. Conversely, in October, despite lower energy prices and indications of an improving U.S. economy, both equity and fixed income markets lost ground.

What factors contributed to the Fund's performance – and how did you respond?	The Fund modestly reduced its exposure to high-quality stocks and mega-cap stocks in December in anticipation of the seasonal effects typically associated with the month of January. Had January followed its typical pattern, this modest shift would likely have enhanced performance. However, given that larger-cap, high-quality companies did better in January, the December shift hampered the Fund's January performance. The Fund rebounded and was ahead of the S&P 500 Index for the three months ended March 31.
For the second quarter, the Fund outperformed the S&P 500 Index. During the period, we reduced the portfolio's relative weight of mega-cap stocks and increased our allocation to large caps. At quarter-end, the Fund was overweighted in both mega- and large-cap stocks relative to the S&P 500 Index. From a sector perspective, at the end of June, the largest sector overweights were financials and energy. The biggest underweights were consumer discretionary, information technology and consumer staples.
As the third quarter came to a close, the weighted average market capitalization of the Fund was 108% that of the S&P 500 Index ($96.0 billion versus $88.7 billion), slightly less than the Fund's levels since the end of May. At the end of September, the largest sector overweights were once again energy and financials; the biggest underweights were consumer discretionary, consumer staples and industrials.

What is your outlook?	Although our proprietary quantitative models cannot accurately predict the future, they do suggest that the probability of significant underperformance by mega- and large-cap stocks over the next 12 months is very low. As a result, strategies that continue to overweight small-cap and low-quality stocks, stocks that have been the best performers over the past few years, are now potentially much riskier and more likely to fail. We have repositioned the Fund accordingly – in an effort to reduce the risk from market cap mismatch versus its benchmark and enhance returns.

MassMutual Premier Main Street Fund – Portfolio Manager Report (Continued)

MassMutual Premier Main Street Fund

Industry Table

(% of Net Assets) on 10/31/05

Energy	10.2%
Banking, Savings & Loans	9.3%
Pharmaceuticals	8.9%
Electrical Equipment & Electronics	7.9%
Financial Services	7.7%
Insurance	6.2%
Computers & Information	5.0%
Retail	4.9%
Prepackaged Software	4.0%
Telephone Utilities	2.7%
Broadcasting, Publishing & Printing	2.6%
Aerospace & Defense	2.5%
Healthcare	2.1%
Medical Supplies	2.0%
Tobacco	1.8%
Chemicals	1.6%
Cosmetics & Personal Care	1.6%
Computers & Office Equipment	1.5%
Foods	1.5%
Beverages	1.3%
Electric Utilities	1.2%
Commercial Services	1.1%
Industrial — Diversified	1.1%
Apparel, Textiles & Shoes	1.0%
Communications	1.0%
Information Retrieval Services	0.9%
Metals & Mining	0.9%
Transportation	0.9%
Entertainment & Leisure	0.8%
Machinery & Components	0.7%
Computer Integrated Systems Design	0.6%
Automotive & Parts	0.5%
Communications Equipment	0.5%
Manufacturing	0.5%
Restaurants	0.5%
Data Processing & Preparation	0.4%
Lodging	0.3%
Oil & Gas	0.3%
Advertising	0.2%
Building Materials & Construction	0.2%
Forest Products & Paper	0.2%
Household Products	0.2%
Computer Related Services	0.1%
Containers	0.1%
Home Construction, Furnishings & Appliances	0.1%
Retail — Grocery	0.1%
Air Transportation	0.0%
Broadcasting	0.0%
Computer Programming Sources	0.0%
Education	0.0%
Heavy Machinery	0.0%
Internet Content	0.0%
Real Estate	0.0%
Toys, Games	0.0%
Travel	0.0%
Rights — Warrants	0.0%
Short-Term Investments and Other Assets and Liabilities	0.3%
100.0%

MassMutual Premier Main Street Fund

Largest Stock Holdings (10/31/05)

Exxon Mobil Corp.

General Electric Co.

Citigroup, Inc.

Microsoft Corp.

Intel Corp.

Bank of America Corp.

Johnson & Johnson

Pfizer, Inc.

Altria Group, Inc.

The Procter & Gamble Co.

MassMutual Premier Main Street Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Main Street Fund Class S, Class A, Class A (sales load deducted), Class Y and the S&P 500 Index.

MassMutual Premier Main Street Fund

Total Return	Since Inception 12/31/04 - 10/31/05
Class S	1.90%
Class A	1.50%
Class A (Sales load deducted)*	–4.34%
Class Y	1.70%
S&P 500 Index	0.90%

Hypothetical Investments in MassMutual Premier Main Street Fund Class L, Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Premier Main Street Fund

Total Return	Since Inception 12/31/04 - 10/31/05
Class L	1.70%
Class N	1.20%
Class N (CDSC fees deducted)*	0.20%
S&P 500 Index	0.90%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Capital Appreciation Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Capital Appreciation Fund?	This Fund seeks long-term capital appreciation by investing mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that Fund management believes may appreciate in value over the long term.

How did the Fund perform since its inception on December 31, 2004?	For the time period from December 31, 2004 through October 31, 2005, the Fund's Class S shares returned 0.90%, in line with the 0.90% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment background during the period?	The markets ended 2004 on a strong note, with smaller-cap, lower-quality names leading the way. The market's performance in the first quarter, however, was much more tentative. Investors' concerns over rising energy prices, weakness in the U.S. dollar, higher unemployment figures and declining consumer confidence led to a sell-off of most stocks. Perceived risks in the equity markets led to a short-term investment focus, with companies with stronger current earnings primarily outperforming those with the prospect of robust earnings growth.
In the second quarter of 2005, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. A strong dollar hampered foreign stocks. In the bond market, Treasuries outperformed other fixed income asset classes.
Broad-based U.S. stock indexes advanced in the third quarter, as favorable second quarter earnings boosted the market in July. The rally was cut short in August, however, when the price of crude oil rose briefly to over $70 per barrel as Hurricane Katrina savaged the Gulf Coast region. A relief rally of sorts materialized post-Katrina, although the market lost some ground in late September, following another hike in short-term interest rates by the Federal Reserve (Fed). In the bond space, longer-maturity yields rose in July, then backed off as soaring crude oil prices renewed fears of a slowing economy. Hurricane Katrina's impact refocused investors' attention on inflationary pressures, and bond yields subsequently rose (and prices declined) during most of September.
Finally, despite lower energy prices and indications of an improving U.S. economy in October, both equity and fixed income investments in the U.S. – and foreign stocks – lost ground.

What factors contributed to the Fund's performance – and how did you respond?	The largest contributors to absolute performance in the first quarter were companies in the energy and materials sectors. The largest detractors from absolute returns included consumer discretionary and consumer staples companies. During the period, changes to the portfolio included the build-up of higher-quality names, particularly within technology.
Turning to the second quarter, an overweighting of industrial and media stocks and stock selection in software names hampered Fund performance. Conversely, strong stock selection in the health care sector, particularly in the biotechnology and equipment spaces, fueled the Fund's returns. Once again, changes were made to the portfolio to emphasize higher-quality names, particularly within the technology sector. Additionally, we positioned the portfolio towards more stable, versus cyclical, growth stocks.
In the third quarter, an underweight in exposure to the energy sector, which we had scaled back due to excessive valuations within the sector, hampered the Fund's progress. On a relative basis, however, the Fund posted solid returns within the consumer discretionary, health care and information technology areas.

MassMutual Premier Capital Appreciation Fund – Portfolio Manager Report (Continued)

What is your outlook?	The economy continues to be on solid footing, and while Hurricane Katrina did lead to some short-term economic disruptions, long-term indicators continue to be strong. If the economy continues to be strong and the Fed continues to be diligent on controlling inflation, we believe the market should look attractive and present a good environment for high quality, sustainable growth stocks.

MassMutual Premier Capital Appreciation Fund

Industry Table

(% of Net Assets) on 10/31/05

Pharmaceuticals	10.7%
Electrical Equipment & Electronics	7.9%
Retail	7.5%
Computers & Information	5.5%
Energy	5.5%
Financial Services	5.3%
Prepackaged Software	4.0%
Medical Supplies	3.9%
Broadcasting, Publishing & Printing	3.7%
Commercial Services	3.6%
Communications	3.4%
Insurance	3.3%
Information Retrieval Services	3.2%
Aerospace & Defense	3.1%
Computer Programming Services	3.1%
Chemicals	2.7%
Cosmetics & Personal Care	2.1%
Transportation	1.9%
Foods	1.8%
Industrial — Diversified	1.6%
Communications Equipment	1.5%
Healthcare	1.5%
Data Processing & Preparation	1.4%
Beverages	1.3%
Machinery & Components	1.0%
Entertainment & Leisure	0.9%
Home Construction, Furnishings & Appliances	0.9%
Telephone Utilities	0.8%
Manufacturing	0.7%
Household Products	0.6%
Banking, Savings & Loans	0.5%
Computer Integrated Systems Design	0.5%
Food Retailers	0.5%
Automotive & Parts	0.4%
Diversified Financial	0.4%
Air Transportation	0.3%
Apparel, Textiles & Shoes	0.2%
Short-Term Investments and Other Assets and Liabilities	2.8%
100.0%

MassMutual Premier Capital Appreciation Fund

Largest Stock Holdings (10/31/05)

Microsoft Corp.

General Electric Co.

Cisco Systems, Inc.

Medtronic, Inc.

Comcast Corp. Special Cl. A

Amgen, Inc.

eBay, Inc.

Yahoo!, Inc.

Novartis AG

Johnson & Johnson

MassMutual Premier Capital Appreciation Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Capital Appreciation Fund Class S, Class A, Class A (sales load deducted), Class Y and the S&P 500 Index.

MassMutual Premier Capital Appreciation Fund

Total Return	Since Inception 12/31/04 - 10/31/05
Class S	0.90%
Class A	0.60%
Class A (Sales load deducted)*	–5.18%
Class Y	0.70%
S&P 500 Index	0.90%

Hypothetical Investments in MassMutual Premier Capital Appreciation Fund Class L, Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Premier Capital Appreciation Fund

Total Return	Since Inception 12/31/04 - 10/31/05
Class L	0.70%
Class N	0.30%
Class N (CDSC fees deducted)*	–0.70%
S&P 500 Index	0.90%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Core Growth Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Core Growth Fund?	This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 8.95%, moderately outperforming the 8.71% return of the S&P 500 Index and the 8.82% return of the Russell 1000 Growth Index. The S&P 500 Index is a market-capitalization-weighted, unmanaged index of 500 common stocks. The Russell 1,000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with attributes common to the growth universe. The Russell 1000 Index tracks the performance of the 1,000 largest U.S. companies based on total market capitalization.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.
U.S. equity markets rebounded somewhat in the second quarter, partly due to encouraging economic data. Providing headwind, however, were high energy prices, a slowdown in manufacturing and the Federal Reserve's (Fed's) continued tightening policy. The equity markets continued to post gains in the third quarter, despite a troubling mix of escalating oil prices, rising short-term interest rates and the devastating one-two punch of Hurricanes Katrina and Rita. Conversely, in October, despite lower energy prices and indications of an improving U.S. economy, both equity and fixed income markets lost ground.

What factors contributed to the Fund's performance?	Fourth quarter 2004 performance for the Fund was weak, primarily due to a difficult December. Volatility, driven by negative news, impacted one of the Fund's largest holdings in the technology sector; stock selection in that space was the largest detractor from results. Fueling results, on the other hand, were the financial services, integrated oils and utilities sectors.
During the first quarter of 2005, the portfolio's sector positions added value. The majority of relative underperformance was generated in March due to stock selection in the health care and financial services sectors. On the upside, performance was strong for many companies in the consumer staples sector – and business services companies experienced a rebound toward the end of the period.
In the second quarter, the Fund turned in mixed results. Stock selection added value, but the Fund experienced pockets of weakness across some key areas, including health care, information technology, energy and industrial holdings. In addition, the Fund's underweight position in financial and utilities names and overweight position in consumer staples holdings detracted from performance. On the upside, stock selection was very strong in the poor-performing consumer discretionary sector. The Fund's financial holdings also added considerable value on a relative basis during the period. Underweight positions in industrial and materials companies also contributed.
The Fund performed strongly during the third quarter, primarily due to favorable stock selection in the struggling financial, health care and consumer discretionary sectors. Also adding value were Fund positions in the technology, industrial and telecommunications areas. Conversely, a relative underweight in surging energy names and an overweight position in health care names detracted from results.

MassMutual Premier Core Growth Fund – Portfolio Manager Report (Continued)

What is your outlook?	In September, the Conference Board reported that consumer confidence had fallen sharply to nearly a two-year low, logging its biggest drop since October 1990. While worrisome, it's worth noting that when a series of hurricanes hit Florida last year, consumer confidence sank initially, but rebounded once the rebuilding process began. Although this year's economic backdrop includes considerably higher energy prices, we caution against underestimating the U.S. economy. It has shown that it is both adaptable and resilient in the face of disasters.

MassMutual Premier Core Growth Fund

Industry Table

(% of Net Assets) on 10/31/05

Pharmaceuticals	11.7%
Electrical Equipment & Electronics	10.1%
Prepackaged Software	9.7%
Medical Supplies	7.4%
Financial Services	7.2%
Energy	6.6%
Retail	6.5%
Commercial Services	6.0%
Transportation	5.9%
Beverages	4.9%
Banking, Savings & Loans	4.1%
Tobacco	3.8%
Broadcasting, Publishing & Printing	3.0%
Insurance	2.7%
Cosmetics & Personal Care	2.4%
Communications	2.3%
Chemicals	1.3%
Electric Utilities	1.0%
Data Processing & Preparation	0.9%
Computers & Information	0.8%
Telephone Utilities	0.8%
Aerospace & Defense	0.5%
Short-Term Investments and Other Assets and Liabilities	0.4%
100.0%

MassMutual Premier Core Growth Fund

Largest Stock Holdings (10/31/05)

Expeditors International of
  Washington, Inc.
Symantec Corp.
Altria Group, Inc.
Linear Technology Corp.
Amgen, Inc.
Pixar, Inc.
Berkshire Hathaway, Inc. Cl. B
Exxon Mobil Corp.
Iron Mountain, Inc.
The McGraw-Hill Companies, Inc.

MassMutual Premier Core Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Growth Fund Class S, Russell 1000 Growth Index and the S&P 500 Index.

MassMutual Premier Core Growth Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 1/20/98 - 10/31/05
Class S	8.95%	–6.54%	1.48%
Russell 1000 Growth Index	8.82%	–7.93%	1.82%
S&P 500 Index	8.71%	–1.73%	4.53%

Hypothetical Investments in MassMutual Premier Core Growth Fund Class A, Class A (sales load deducted), Class Y Russell 1000 Growth Index and the S&P 500 Index.

MassMutual Premier Core Growth Fund

Total Return	Since Inception 11/1/04 - 10/31/05
Class A	8.39%
Class A (Sales load deducted)*	2.16%
Class Y	8.82%
Russell 1000 Growth Index	8.82%
S&P 500 Index	8.71%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Growth Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Core Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Growth Fund Class L, Class N, Class N (CDSC fees deducted) Russell 1000 Growth Index and the S&P 500 Index.

MassMutual Premier Core Growth Fund

Total Return	Since Inception 11/1/04 - 10/31/05
Class L	8.68%
Class N	8.10%
Class N (CDSC fees deducted)*	7.10%
Russell 1000 Growth Index	8.82%
S&P 500 Index	8.71%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Growth Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Enhanced Index Growth Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Growth Fund?	This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 8.80%, in line with the 8.82% return of the Russell 1000 Growth Index, an unmanaged index that measures the performance of those companies in the Russell 1000 Index with attributes common to the growth universe. The Russell 1000 Index tracks the performance of the 1,000 largest U.S. companies based on total market capitalization.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.
U.S. equity markets rebounded somewhat in the second quarter, partly due to encouraging economic data. Providing headwind, however, were high energy prices, a slowdown in manufacturing and the Federal Reserve's (Fed's) continued tightening policy. During this timeframe, the market continued to reward companies that are generating free cash flow, but interestingly it punished companies when they used that cash. Consequently, companies that bought back shares and companies with high dividend yields both trailed other stock alternatives during the second quarter.
The equity markets continued to post gains in the third quarter, despite a troubling mix of escalating oil prices, rising short-term interest rates and the devastating one-two punch of Hurricanes Katrina and Rita. Conversely, in October, despite lower energy prices and indications of an improving U.S. economy, both equity and fixed income markets lost ground.

What factors contributed to the Fund's performance?	During the fourth quarter, the Fund's results were highly favorable in the consumer discretionary, materials and processing, health care, and autos and transportation sectors, while performance trailed the Russell 1000 Growth Index in financial services, other energy and producer durables.
Turning to the first quarter of 2005, large-cap stocks significantly outperformed small caps, but both finished the period in negative territory. Among all stock capitalizations and styles, the energy sector was the most rewarding area for investors, as rising oil prices drove double-digit gains for most energy names. For the Fund, selection among materials and processing and financial services companies proved favorable. Detracting from results were relative overweight positions in the technology and financial services sectors, and stock selection in utilities.
In the second quarter, growth stocks outperformed value stocks. Weakness in materials companies, pressured by rising energy prices, depressed the value universe, while health care and technology names were firm in the growth universe. With respect to the Fund's performance, the consumer discretionary, producer durables and financial services sectors added value. On the downside, results were weak in the health care, and autos and transportation sectors.
Finally, in the third quarter, growth stocks modestly outperformed their value counterparts, due to strength among biotechnology and health care services companies. Small-cap stocks also remained in favor during the period, propelled by favorable gains in the technology component.

What is your outlook?	Soon after the third quarter ended, the trend in stock performance in light of technical factors became decidedly negative. This, in conjunction with the length of the current bull market, may be evidence that the cycle is coming to an end. When this has been the case historically, value factors have tended to outperform growth factors. However, given a lack of current valuation disparities, we view the value segments of our models with some distrust. The stocks that are currently performing best are those with strong growth that trade at compelling prices relative to their earnings and book value, as the market views their growth with distrust. In our view, this appears about right for the current environment.

MassMutual Premier Enhanced Index Growth Fund – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index Growth Fund

Industry Table

(% of Net Assets) on 10/31/05

Pharmaceuticals	11.2%
Electrical Equipment & Electronics	10.8%
Computers & Information	7.9%
Retail	7.0%
Prepackaged Software	5.7%
Medical Supplies	4.7%
Aerospace & Defense	3.4%
Energy	3.4%
Healthcare	3.3%
Insurance	3.2%
Beverages	2.7%
Financial Services	2.4%
Cosmetics & Personal Care	2.3%
Commercial Services	2.2%
Broadcasting, Publishing & Printing	2.1%
Communications	1.9%
Apparel, Textiles & Shoes	1.8%
Industrial — Diversified	1.8%
Banking, Savings & Loans	1.7%
Transportation	1.6%
Chemicals	1.5%
Data Processing & Preparation	1.4%
Information Retrieval Services	1.2%
Tobacco	1.1%
Communications Equipment	1.0%
Machinery & Components	1.0%
Computer Integrated Systems Design	0.9%
Foods	0.9%
Home Construction, Furnishings & Appliances	0.9%
Household Products	0.9%
Entertainment & Leisure	0.8%
Lodging	0.8%
Manufacturing	0.8%
Electric Utilities	0.7%
Metals & Mining	0.7%
Restaurants	0.7%
Telephone Utilities	0.6%
Building Materials & Construction	0.5%
Advertising	0.4%
Automotive & Parts	0.4%
Real Estate	0.4%
Broadcasting	0.2%
Computer Related Services	0.2%
Retail — Grocery	0.2%
Air Transportation	0.1%
Computer Programming Services	0.1%
Computers & Office Equipment	0.1%
Containers	0.1%
Education	0.1%
Food Retailers	0.0%
Heavy Construction	0.0%
Heavy Machinery	0.0%
Industrial — Distribution	0.0%
Internet Content	0.0%
Oil & Gas	0.0%
Toys, Games	0.0%
Travel	0.0%
Short-Term Investments and Other Assets and Liabilities	0.2%
100.0%

MassMutual Premier Enhanced

Index Growth Fund

Largest Stock Holdings (10/31/05)

General Electric Co.
Microsoft Corp.
Johnson & Johnson
Intel Corp.
International Business Machines Corp.
Wal-Mart Stores, Inc.
The Procter & Gamble Co.
Cisco Systems, Inc.
PepsiCo, Inc.
Amgen, Inc.

MassMutual Premier Enhanced Index Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Growth Fund Class Y and the Russell 1000 Growth Index.

MassMutual Premier Enhanced Index Growth Fund

Total Return	One Year 11/1/04 - 10/31/05	Since Inception Average Annual 12/19/00 - 10/31/05
Class Y	8.66%	–3.54%
Russell 1000 Growth Index	8.82%	–5.22%

Hypothetical Investments in MassMutual Premier Enhanced Index Growth Fund Class S, Class A, Class A (sales load deducted) Class L, Class N, Class N (CDSC fees deducted) and the Russell 1000 Growth Index.

MassMutual Premier Enhanced Index Growth Fund

Total Return	Since Inception 11/1/04 - 10/31/05
Class S	8.80%
Class A	8.20%
Class A (Sales load deducted)*	1.98%
Class L	8.50%
Class N	7.88%
Class N (CDSC fees deducted)*	6.88%
Russell 1000 Growth Index	8.82%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Growth Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Small Capitalization Value Fund?	This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 5.95%, lagging the 13.04% return of the Russell 2000® Value Index, an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Additionally, the Fund's Class S shares underperformed versus the Russell 2000 Index, a commonly used measure of the stock performance of small and medium-size companies in the United States, which returned 12.09% for the same period.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.
U.S. equity markets rebounded somewhat in the second quarter, partly due to encouraging economic data. Providing headwind, however, were high energy prices, a slowdown in manufacturing and the Federal Reserve's (Fed's) continued tightening policy. During this timeframe, small-cap stocks outperformed their large-cap counterparts due in part to strong gains for specialty retail names and real estate stocks.
The equity markets continued to post gains in the third quarter, despite a troubling mix of escalating oil prices, rising short-term interest rates and the devastating one-two punch of Hurricanes Katrina and Rita. Conversely, in October, despite lower energy prices and indications of an improving U.S. economy, both equity and fixed income markets lost ground.

What factors contributed to the Fund's performance – and how did you respond?	During the fourth quarter of 2004, the investment environment was highly favorable for small-cap companies and value-oriented investment strategies, creating a strong tailwind for the Fund. During the period, strong stock selection in the consumer discretionary, financial services, and materials and processing sectors fueled the Fund's performance. Areas that detracted were names in the producer durables, consumer staples, and autos and transportation sectors.
In the first quarter of 2005, the Fund's relative results showed particular weakness in March, when stock selection was weak in key areas of emphasis, including the financial services, materials and processing, and producer durables sectors. Higher energy and raw materials costs put pressure on holdings in the materials and processing and producer durables sectors, and transportation-related holdings were depressed by rising fuel costs. Areas of relative strength for the Fund were the technology, utilities and other energy sectors.
In the second quarter, areas of notable weakness for the Fund were the technology, consumer discretionary, other energy and utilities sectors. With respect to sector positions, the Fund's underweight positions in the utilities and financial services sectors detracted from results, as did an overweight position in consumer-related holdings. On the upside, performance for the Fund's health care and producer durables holdings was very strong during the quarter.
During the third quarter, underweight positions in the other energy and materials and processing sectors and an overweighting in consumer discretionary names hurt the Fund. Conversely, stock selection in the consumer discretionary and financial services sectors, the two largest sectors in the Russell 2000 Value Index, added value.

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report (Continued)

What is your outlook?	Hopes for a stock market rally to close out 2005 hinge on the passing of Hurricanes Katrina and Rita without prolonged economic impact, combined with a strong third quarter earnings reporting period. While strong corporate profits may help, persistently high oil prices and the Fed's determination to head off inflation with higher short-term interest rates may be two difficult headwinds to overcome.

MassMutual Premier Small
Capitalization Value Fund

Industry Table

(% of Net Assets) on 10/31/05

Banking, Savings & Loans	16.5%
Financial Services	7.5%
Insurance	6.8%
Commercial Services	6.4%
Retail	5.5%
Industrial — Diversified	5.4%
Electrical Equipment & Electronics	4.2%
Energy	3.9%
Transportation	3.9%
Medical Supplies	3.6%
Apparel, Textiles & Shoes	3.0%
Communications	2.9%
Home Construction, Furnishings & Appliances	2.6%
Computer Integrated Systems Design	2.5%
Computer Programming Services	2.5%
Foods	2.5%
Heavy Machinery	2.3%
Industrial — Distribution	2.1%
Automotive & Parts	1.8%
Pharmaceuticals	1.8%
Broadcasting, Publishing & Printing	1.3%
Entertainment & Leisure	1.2%
Metals & Mining	1.2%
Real Estate	1.2%
Computers & Information	1.1%
Chemicals	0.9%
Building Materials & Construction	0.5%
Restaurants	0.5%
Short-Term Investments and Other Assets and Liabilities	4.4%
100.0%

MassMutual Premier Small

Capitalization Value Fund

Largest Stock Holdings (10/31/05)

Harsco Corp.
Energen Corp.
Movado Group, Inc.
Carlisle Companies, Inc.
Manitowoc Co.
Central Garden & Pet Co.
Wabtec Corp.
Hughes Supply, Inc.
SL Green Realty Corp.
Asset Acceptance Capital Corp.

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Small Capitalization Value Fund Class S, Russell 2000 Index and the Russell 2000 Value Index.

MassMutual Premier Small Capitalization Value Fund

Total Return	One Year 11/1/04 - 10/31/05	Since Inception Average Annual 12/19/00 - 10/31/05
Class S	5.95%	10.87%
Russell 2000 Index	12.09%	8.48%
Russell 2000 Value Index	13.04%	14.62%

Hypothetical Investments in MassMutual Premier Small Capitalization Value Fund Class A, Class A (sales load deducted), Class Y, Russell 2000 Index and the Russell 2000 Value Index.

MassMutual Premier Small Capitalization Value Fund

Total Return	Since Inception 11/1/04 - 10/31/05
Class A	5.45%
Class A (Sales load deducted)*	–0.62%
Class Y	5.88%
Russell 2000 Index	12.09%
Russell 2000 Value Index	13.04%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index and the Russell 2000 Value Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Small Capitalization Value Fund Class L, Class N, Class N (CDSC fees deducted), Russell 2000 Index and the Russell 2000 Value Index.

MassMutual Premier Small Capitalization Value Fund

Total Return	Since Inception 11/1/04 - 10/31/05
Class L	5.73%
Class N	5.16%
Class N (CDSC fees deducted)*	4.16%
Russell 2000 Index	12.09%
Russell 2000 Value Index	13.04%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index and the Russell 2000 Value Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Small Company Opportunities Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Small Company Opportunities Fund?	This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered to be realistically valued.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 7.25%, trailing the 12.09% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small capitalization common stocks.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.
U.S. equity markets rebounded somewhat in the second quarter, partly due to encouraging economic data. Providing headwind, however, were high energy prices, a slowdown in manufacturing and the Federal Reserve's (Fed's) continued tightening policy. During this timeframe, small-cap stocks outperformed their large-cap counterparts due in part to strong gains for specialty retail names and real estate stocks.
The equity markets continued to post gains in the third quarter, despite a troubling mix of escalating oil prices, rising short-term interest rates and the devastating one-two punch of Hurricanes Katrina and Rita. Conversely, in October, despite lower energy prices and indications of an improving U.S. economy, both equity and fixed income markets lost ground.

What factors contributed to the Fund's performance?	From a sector standpoint, the fourth quarter of 2004 saw declining oil prices suppress performance for integrated oil and other energy companies – while on the upside, technology, transportation and consumer discretionary names generally outperformed. During the period, stock selection was favorable in the financial services, materials and processing, and other energy spaces. Conversely, areas of relative weakness were the health care, producer durables and consumer discretionary sectors.
During the first quarter of 2005, performance was difficult for small companies. Nonetheless, stock selection was highly favorable for the Fund in the technology, producer durables, and autos and transportation sectors. Areas of the portfolio that detracted from results during the first quarter were the health care, financial services, and materials and processing sectors.
The second quarter proved a challenge for the Fund, as weak stock selection across the portfolio pushed results below the Russell 2000 Index. The areas of the portfolio that showed the most weakness were the materials and processing, health care, other energy and consumer discretionary sectors. Conversely, a bright spot during the period was the technology sector, where stock selection was highly favorable. An underweight position in materials companies, strictly an outgrowth of stock selection, also added value, as these stocks continued to be pressured by high energy costs.
Stock selection for the Fund was mixed during the third quarter, as choices made in the materials and processing, technology, health care and consumer discretionary sectors detracted from results. On the other hand, stock picks in the financial services, autos and transportation and producer durables sectors added value. The Fund's overweighted positions in the other energy and producer durables sectors were particularly helpful.

MassMutual Premier Small Company Opportunities Fund – Portfolio Manager Report (Continued)

What is your outlook?	Hopes for a stock market rally to close out 2005 hinge on the passing of Hurricanes Katrina and Rita without prolonged economic impact, combined with a strong third quarter earnings reporting period. While strong corporate profits may help, persistently high oil prices and the Fed's determination to head off inflation with higher short-term interest rates may be two difficult headwinds to overcome.

MassMutual Premier Small Company
Opportunities Fund

Industry Table

(% of Net Assets) on 10/31/05

Banking, Savings & Loans	11.1%
Electrical Equipment & Electronics	8.6%
Energy	8.4%
Machinery & Components	8.4%
Financial Services	8.1%
Transportation	6.7%
Commercial Services	6.4%
Chemicals	5.4%
Broadcasting, Publishing & Printing	4.1%
Medical Supplies	3.6%
Restaurants	2.9%
Apparel, Textiles & Shoes	2.6%
Pharmaceuticals	1.7%
Prepackaged Software	1.7%
Insurance	1.6%
Metals & Mining	1.5%
Building Materials & Construction	1.4%
Retail	1.4%
Home Construction, Furnishings & Appliances	1.3%
Aerospace & Defense	1.1%
Heavy Machinery	1.0%
Industrial — Diversified	1.0%
Automotive & Parts	0.9%
Household Products	0.8%
Air Transportation	0.7%
Computer Integrated Systems Design	0.7%
Forest Products & Paper	0.7%
Cosmetics & Personal Care	0.5%
Healthcare	0.5%
Short-Term Investments and Other Assets and Liabilities	5.2%
100.0%

MassMutual Premier Small Company

Opportunities Fund

Largest Stock Holdings (10/31/05)

Eaton Vance Corp.

W-H Energy Services, Inc.

Carter's, Inc.

Roper Industries, Inc.

First Republic Bank

Pacific Capital Bancorp

Landstar System, Inc.

C.H. Robinson Worldwide, Inc.

Coherent, Inc.

Entegris, Inc.

MassMutual Premier Small Company Opportunities Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Small Company Opportunities Fund Class A, Class A (sales load deducted) and the Russell 2000 Index.

MassMutual Premier Small Company Opportunities Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 7/20/98 - 10/31/05
Class A	6.74%	11.12%	11.36%
Class A (Sales load deducted)*	0.60%	9.81%	10.46%
Russell 2000 Index	12.09%	6.75%	6.07%

Hypothetical Investments in MassMutual Premier Small Company Opportunities Fund Class S, Class Y, Class L, Class N, Class N (CDSC fees deducted) and the Russell 2000 Index.

MassMutual Premier Small Company Opportunities Fund

Total Return	Since Inception 11/1/04 - 10/31/05
Class S	7.25%
Class Y	7.12%
Class L	6.99%
Class N	6.36%
Class N (CDSC fees deducted)*	5.36%
Russell 2000 Index	12.09%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Global Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Global Fund?	This Fund seeks long-term capital appreciation.

How did the Fund perform since its inception on December 31, 2004?	The Fund's Class S shares returned 6.20%, outperforming the 3.60% return of the Morgan Stanley Capital InternationalSM (MSCI®) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S.

What was the investment background during the period?	For the time period from December 31, 2004 through October 31, 2005, the S&P 500 Index returned 1.05% – in line with the Lehman Brothers Aggregate Bond Index gain of 1.02%. Foreign stocks during the period were the stars, with an advance of 5.90%, as measured by the MSCI EAFE® Index.
The first three months of 2005 saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark in the midst of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits. The S&P 500 Index returned –2.15% during the period. Despite a modest strengthening of the U.S. dollar, foreign stocks outperformed their U.S. counterparts, as measured by the –0.17% return of the MSCI EAFE Index.
In the second quarter of 2005, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. A strong dollar hampered foreign stocks. In the bond market, Treasuries outperformed other fixed income asset classes.
Broad-based U.S. stock indexes advanced in the third quarter, as favorable second quarter earnings boosted the market in July. The rally was cut short in August, however, when the price of crude oil rose briefly to over $70 per barrel as Hurricane Katrina savaged the Gulf Coast region. A relief rally of sorts materialized post-Katrina, although the market lost some ground in late September, following another hike in short-term interest rates by the Federal Reserve (Fed). In the bond space, longer-maturity yields rose in July, then backed off as soaring crude oil prices renewed fears of a slowing economy. Finally, despite lower energy prices and indications of an improving U.S. economy in October, both equity and fixed income investments in the U.S. – and foreign stocks – lost ground.

What factors contributed to the Fund's performance – and how did you respond?	From a thematic perspective, the financials and consumer staples sectors added to performance during the first quarter of 2005. In the financials sector, we initiated several new positions in investment banks, including Credit Suisse and Morgan Stanley. On the downside, consumer discretionary and information technology were our worst-performing sectors. Another detractor was having no position in the materials sector – a strategic decision based on our lack of conviction to commodity stocks. Strategically, we made no significant moves during the quarter, although, in addition to the investment banks noted above, we added to our position in luxury brand Louis Vuitton Moet Hennessy (LVMH). We also initiated a position in eBay, and took advantage of strength in some key names by locking in our profits through select sales.
Turning to the second quarter, from a thematic perspective, the health care and information technology sectors were our performance leaders. The primary drag on performance came from the telecommunications sector. From a country perspective, the United States and Sweden were the stars; the laggards included the UK and Japan. During the period, we made some changes to the portfolio. We continued to add to our position in luxury brand LVMH and increased our positions in SAP, the world's largest business management software maker, and Sony Corp. On the sell side, we liquidated our positions in Symantec Corp. and Veritas Software Corp.

MassMutual Premier Global Fund – Portfolio Manager Report (Continued)

In the third quarter, we found very good opportunities in the health care sector, including pharmaceuticals. New drugs to treat unmet needs in cancer and diabetes, vaccines to prevent flu, and new antibiotics drove higher-than-average profit growth in this industry. Roche and Sanofi-Aventis are leading companies that the Fund owns which have been driving such innovation.

What is your outlook?	We remain optimistic, given the continued, synchronized global economic expansion. Furthermore, we feel many of the ingredients of strong equity market performance are in place. Valuations are very reasonable, especially given the interest rate environment. Finally, technical factors (most notably the amount of cash on the sidelines) are positive. We feel the one negative factor is liquidity. The Fed's ongoing rate hikes and the market's expectation that there are more to come have taken some of the liquidity out of the market. Of course, there are some risks on the horizon – namely, interest rate and inflation concerns, along with oil prices.

MassMutual Premier Global Fund

Country Weightings

(% of Net Assets) on 10/31/05

% of Fund

United States	37.0%
United Kingdom	13.6%
Japan	10.4%
France	6.8%
Sweden	4.7%
Germany	3.7%
Switzerland	3.1%
South Korea	2.5%
Brazil	2.3%
Mexico	1.9%
Canada	1.8%
Hong Kong	1.4%
Netherlands	1.1%
Holland	1.1%
Bermuda	1.0%
Panama	0.9%
India	0.7%
Taiwan	0.5%
Australia	0.5%
Singapore	0.5%
Spain	0.5%
Finland	0.5%
Ireland	0.4%
Norway	0.4%
Portugal	0.3%
Short-Term Investments and Other Assets and Liabilities	2.4%

MassMutual Premier Global Fund

Largest Stock Holdings

Largest Stock Holdings (10/31/05)

Vodafone Group PLC

Telefonaktiebolaget LM Ericsson Cl. B

Reckitt Benckiser PLC

Sanofi-Aventis

Hennes & Mauritz AB Cl. B

Advanced Micro Devices, Inc.

Royal Bank of Scotland Group PLC

Microsoft Corp.

Roche Holding AG

Husky Energy, Inc.

MassMutual Premier Global Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Global Fund Class S, Class A, Class A (sales load deducted), Class Y and the MSCI World Index.

MassMutual Premier Global Fund

Total Return	Since Inception 12/31/04 - 10/31/05
Class S	6.20%
Class A	5.80%
Class A (Sales load deducted)*	–0.28%
Class Y	6.10%
MSCI World Index	3.60%

Hypothetical Investments in MassMutual Premier Global Fund Class L, Class N, Class N (CDSC fees deducted) and the MSCI World Index.

MassMutual Premier Global Fund

Total Return	Since Inception 12/31/04 - 10/31/05
Class L	6.00%
Class N	5.60%
Class N (CDSC fees deducted)*	4.60%
MSCI World Index	3.60%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI World Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier International Equity Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier International Equity Fund?	This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

How did the Fund perform during the 12 months ended October 31, 2005?	The Fund's Class S shares returned 20.91%, outperforming the 18.09% return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a market-capitalization-weighted, unmanaged index of over 1,000 foreign stocks.

What was the investment background during the period?	As 2004 wound down, international stocks benefited from the continued weakening of the dollar relative to other currencies – as underscored by the 15.32% rise in the MSCI-EAFE Index for the fourth quarter.
The first quarter of 2005 proved difficult for investments on a global basis. For the three months ended March 31, 2005, the S&P 500 Index returned –2.15%. In this environment, the Lehman Brothers Aggregate Bond Index declined 0.48%. Foreign stocks during the period also lost value, as measured by the 0.17% loss of the MSCI EAFE Index.
In the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. A strong dollar hampered foreign stocks. In the bond market, Treasuries outperformed other fixed income asset classes.
Broad-based U.S. stock indexes advanced in the third quarter, as favorable second quarter earnings boosted the market in July. The rally was cut short in August, however, when the price of crude oil rose briefly to over $70 per barrel as Hurricane Katrina savaged the Gulf Coast region. A relief rally of sorts materialized post-Katrina, although the market lost some ground in late September, following another hike in short-term interest rates by the Federal Reserve (Fed). In the bond space, longer-maturity yields rose in July, then backed off as soaring crude oil prices renewed fears of a slowing economy. Finally, despite lower energy prices and indications of an improving U.S. economy in October, both equity and fixed income investments in the U.S. – and foreign stocks – lost ground.

What factors contributed to the Fund's performance – and how did you respond?	During the fourth quarter of 2004, virtually every sector had a positive impact on the Fund's performance, with the exception of materials, where we were significantly underweight relative to the Fund's benchmark – the MSCI EAFE Index. Our three strongest sectors were health care, financials and industrials. Our best-performing stock during the quarter was Anglo Irish bank. Strategically, we made few changes in the portfolio as 2004 came to a close – although we trimmed several companies on strength, including Anglo Irish Bank and some of our pharmaceutical holdings.
As 2005 began, projected Gross Domestic Product (GDP) growth in the Eurozone looked bleak, at about 1.5% for the year, a 0.60% decline in consensus from one year ago. The price of oil was another issue at the forefront of the news in the first quarter. Products and processes that are oil demand destroyers, such as automobiles powered by other forms of energy, have benefited from higher oil prices. Consequently, we purchased some companies that reflected this long-term demand destruction investment thesis, including Neomax, a maker of neodymium magnets used in hybrid vehicles.
Turning to the second quarter, the top five contributors to performance were Ericsson, Solidere, BTG Plc, Technip and Roche. Conversely, providing the most headwind to the Fund's progress were Vodafone and Aalberts Industries.

MassMutual Premier International Equity Fund – Portfolio Manager Report (Continued)

Finally, in the third quarter, we explored some interesting and wide-ranging areas related to our long-term themes of restructuring and aging. Two large economies, Germany and Japan, held elections that revolved around domestic economic reform. We took another look at the long-term implications of potentially higher oil prices and how the world economy would restructure as a result. Related to our aging theme, we also started gaining more familiarity with the fast-growing orthopedic device market.

What is your outlook?	We remain optimistic, given the continued, synchronized global economic expansion. Furthermore, we feel many of the ingredients of strong equity market performance are in place. Valuations are very reasonable, especially given the interest rate environment. We believe the strength of the U.S. dollar relative to overseas benchmark currencies will continue to factor into both performance and portfolio decision-making for the foreseeable future.

MassMutual Premier International Equity Fund

Country Weightings

(% of Net Assets) on 10/31/05

% of Fund

Japan	17.7%
United Kingdom	16.6%
France	11.8%
Australia	6.2%
Switzerland	6.1%
Germany	5.7%
Sweden	3.9%
Netherlands	3.9%
Italy	3.2%
Brazil	3.2%
India	3.1%
South Korea	2.2%
Ireland	1.7%
Denmark	1.6%
Finland	1.4%
Norway	1.4%
Spain	1.4%
United States	1.2%
South Africa	1.1%
Lebanon	1.0%
Mexico	0.9%
Taiwan	0.8%
Panama	0.7%
Israel	0.3%
Canada	0.3%
Short-Term Investments and Other Assets and Liabilities	2.6%

MassMutual Premier International

Equity Fund

Largest Stock Holdings (10/31/05)

Mitsubishi Tokyo Financial Group, Inc.
Telefonaktiebolaget LM Ericsson Cl. B
Novogen Ltd.
Technip SA
Vodafone Group PLC
Embraer — Empresa Brasileira de
  Aeronautica SA
Anglo Irish Bank Corp. PLC
Collins Stewart Holdings PLC
Continental AG
Total SA

MassMutual Premier International Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier International Equity Fund Class S and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE).

MassMutual Premier International Equity Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Ten Year Average Annual 11/1/95 - 10/31/05
Class S	20.91%	–0.74%	7.68%
MSCI EAFE	18.09%	3.04%	5.81%

Hypothetical Investments in MassMutual Premier International Equity Fund Class A, Class A (sales load deducted), Class Y and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE).

MassMutual Premier International Equity Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 1/1/98 - 10/31/05
Class A	20.44%	–1.17%	4.81%
Class A (Sales load deducted)*	13.51%	–2.34%	4.02%
Class Y	20.95%	–0.74%	5.26%
MSCI EAFE	18.09%	3.04%	5.53%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI EAFE is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier International Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier International Equity Fund Class L and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE).

MassMutual Premier International Equity Fund

Total Return	One Year 11/1/04 - 10/31/05	Five Year Average Annual 11/1/00 - 10/31/05	Since Inception Average Annual 5/3/99 - 10/31/05
Class L	20.64%	–0.92%	4.51%
MSCI EAFE	18.09%	3.04%	2.89%

Hypothetical Investments in MassMutual Premier International Equity Fund Class N, Class N (CDSC fees deducted) and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE).

MassMutual Premier International Equity Fund

Total Return	One Year 11/1/04 - 10/31/05	Since Inception Average Annual 12/31/02 - 10/31/05
Class N	20.04%	24.12%
Class N (CDSC fees deducted)*	19.04%	24.12%
MSCI EAFE	18.09%	22.50%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI EAFE is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Money Market Fund – Portfolio of Investments

October 31, 2005

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 98.5%
Commercial Paper — 84.4%
Abbott Laboratories(a) 3.700% 11/01/2005	$6,505,000	$6,505,000
Alcoa, Inc. 3.790% 11/28/2005	11,200,000	11,168,164
Alltel Corp.(a) 3.830% 11/09/2005	11,500,000	11,490,212
American General Finance Corp. 4.170% 03/29/2006	10,100,000	9,926,852
American Honda Finance Corp. 3.830% 11/22/2005	7,200,000	7,183,914
American Honda Finance Corp. 3.970% 12/05/2005	4,150,000	4,134,440
Avon Capital Corp.(a) 3.970% 11/23/2005	9,992,000	9,967,758
Becton Dickinson & Co. 3.820% 11/18/2005	2,174,000	2,170,078
Boston Scientific Corp.(a) 3.800% 11/07/2005	8,665,000	8,659,512
Boston Scientific Corp.(a) 3.910% 12/05/2005	1,780,000	1,773,427
CIT Group, Inc. 4.050% 01/03/2006	11,800,000	11,716,368
Citigroup Global Markets 3.750% 11/30/2005	9,415,000	9,386,559
The Coca-Cola Co. 3.640% 12/02/2005	11,750,000	11,713,171
Colgate-Palmolive Co.(a) 3.730% 11/08/2005	2,100,000	2,098,477
DaimlerChrysler AG 3.840% 11/03/2005	4,000,000	3,999,147
DaimlerChrysler AG 3.890% 11/16/2005	8,000,000	7,987,033
Dupont EI de Nemours Co. 3.730% 11/04/2005	7,330,000	7,327,722
E.W. Scripps Co.(a) 3.440% 11/02/2005	8,830,000	8,829,157
E.W. Scripps Co.(a) 3.710% 11/09/2005	3,025,000	3,022,506
Estee Lauder Companies(a) 3.750% 11/04/2005	5,000,000	4,998,437
FCAR Owner Trust 3.580% 12/30/2005	5,325,000	5,293,757
FCAR Owner Trust 3.720% 12/05/2005	6,250,000	6,228,041

	Principal Amount	Market Value
Gannett Co., Inc.(a) 3.830% 11/21/2005	$11,800,000	$11,774,892
General Electric Capital Corp. 3.930% 12/28/2005	4,000,000	3,975,110
General Electric Capital Corp. 3.980% 12/29/2005	7,600,000	7,551,267
Govco, Inc.(a) 3.850% 11/18/2005	1,800,000	1,796,728
Govco, Inc.(a) 4.020% 01/09/2006	2,500,000	2,480,738
Govco, Inc.(a) 4.030% 01/10/2006	9,750,000	9,673,598
Harley-Davidson, Inc.(a) 3.730% 11/02/2005	3,625,000	3,624,624
Harley-Davidson, Inc.(a) 3.850% 11/18/2005	2,825,000	2,819,864
Harley-Davidson, Inc.(a) 4.000% 12/06/2005	4,875,000	4,856,042
The Hershey Co.(a) 3.700% 11/14/2005	11,000,000	10,985,303
International Business Machines Corp. 3.750% 11/08/2005	12,000,000	11,991,250
Kimberly-Clark Worldwide(a) 3.950% 11/17/2005	3,188,000	3,182,403
Kittyhawk Funding Corp.(a) 3.950% 03/20/2006	8,540,000	8,409,753
Kittyhawk Funding Corp.(a) 3.960% 11/23/2005	3,450,000	3,441,651
L'Oreal USA, Inc.(a) 3.820% 11/10/2005	11,625,000	11,613,898
McCormick & Co., Inc.(a) 3.360% 11/29/2005	11,400,000	11,370,208
Nestle Capital Corp.(a) 3.510% 12/30/2005	12,800,000	12,726,368
New Center Asset Trust 3.680% 11/01/2005	8,850,000	8,850,000
Paccar Financial Corp. 3.590% 02/23/2006	1,360,000	1,344,539
Paccar Financial Corp. 3.670% 12/01/2005	5,142,000	5,126,274
Paccar Financial Corp. 4.000% 01/12/2006	5,000,000	4,960,000
Parker-Hannifin Corp.(a) 3.800% 11/07/2005	7,115,000	7,110,494
PepsiCo, Inc.(a) 3.750% 11/03/2005	5,425,000	5,423,870

	Principal Amount	Market Value
Proctor & Gamble Co.(a) 3.630% 11/08/2005	$4,400,000	$4,396,895
Proctor & Gamble Co.(a) 3.830% 11/18/2005	2,575,000	2,570,343
Proctor & Gamble Co.(a) 3.880% 12/28/2005	4,900,000	4,869,898
South Carolina Electric & Gas Co. 3.940% 11/23/2005	6,500,000	6,484,349
South Carolina Electric & Gas Co. 3.970% 11/17/2005	4,850,000	4,841,442
The Southern Co.(a) 3.870% 11/15/2005	11,335,000	11,317,941
Toyota Motor Credit Corp. 3.860% 12/14/2005	11,750,000	11,695,826
UnitedHealth Group, Inc.(a) 3.940% 11/30/2005	1,835,000	1,829,176
Wal-Mart Stores, Inc.(a) 3.700% 12/12/2005	4,955,000	4,934,120
Wells Fargo & Co. 3.940% 12/13/2005	11,350,000	11,297,827
		374,906,423
Discount Notes — 3.7%
Federal Farm Credit Bank 3.640% 11/04/2005	5,522,000	5,520,325
Federal Home Loan Bank 4.025% 01/25/2006	11,300,000	11,192,611
		16,712,936
U.S. Treasury Bills — 10.4%
U.S. Treasury Bill 3.314% 12/15/2005	20,600,000	20,516,561
U.S. Treasury Bill 3.415% 12/08/2005	12,025,000	11,982,794
U.S. Treasury Bill 3.435% 12/01/2005	10,000,000	9,971,375
U.S. Treasury Bill 3.555% 12/22/2005	3,800,000	3,780,862
		46,251,592
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		437,870,951
TOTAL INVESTMENTS — 98.5%(b)
Other Assets/ (Liabilities) — 1.5%		6,468,534
NET ASSETS — 100.0%		$444,339,485

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $198,553,293 or 44.7% of net assets.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

October 31, 2005

	Principal Amount	Market Value
BONDS & NOTES — 67.6%
ASSET BACKED SECURITIES — 2.0%
Financial Services — 2.0%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000% 10/25/2033	$2,695,419	$2,573,077
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A4 6.910% 09/15/2009	2,006,194	2,051,974
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700% 10/25/2028	39,487	39,481
Oak Hill Credit Partners, Series 1A, Class A2 3.450% 09/12/2013	2,400,000	2,412,000
Travelers Funding Limited, Series 1A, Class A1(a) 6.300% 02/18/2014	2,793,019	2,827,206
TOTAL ASSET BACKED SECURITIES (Cost $9,952,193)		9,903,738
CORPORATE DEBT — 35.1%
Aerospace & Defense — 0.7%
Textron Financial Corp., Series E 2.690% 10/03/2006	3,500,000	3,438,046
Apparel, Textiles & Shoes — 0.5%
Jones Apparel Group, Inc. 7.875% 06/15/2006	1,000,000	1,012,000
Kellwood Co. 7.625% 10/15/2017	125,000	111,650
Kellwood Co. 7.875% 07/15/2009	300,000	296,894
Mohawk Industries, Inc., Series C 6.500% 04/15/2007	1,000,000	1,020,180
		2,440,724
Automotive & Parts — 1.0%
American Honda Finance Corp.(a) 3.850% 11/06/2008	900,000	873,076

	Principal Amount	Market Value
Ford Motor Credit Co. 5.800% 01/12/2009	$2,325,000	$2,129,354
Ford Motor Credit Co. 7.375% 10/28/2009	300,000	286,252
General Motors Corp.(b) 7.125% 07/15/2013	1,475,000	1,165,250
Navistar International Corp.(b) 7.500% 06/15/2011	585,000	555,750
		5,009,682
Bankings, Savings & Loans — 4.3%
American General Finance Corp. 5.875% 07/14/2006	1,000,000	1,008,795
Ametek, Inc. 7.200% 07/15/2008	1,715,000	1,792,897
Bank of America Corp. 3.250% 08/15/2008	500,000	479,703
CIT Group, Inc. 3.650% 11/23/2007	1,600,000	1,561,690
DaimlerChrysler NA Holding Corp. 4.050% 06/04/2008	1,700,000	1,650,447
DaimlerChrysler NA Holding Corp. 4.125% 03/07/2007	2,375,000	2,344,880
FPL Group Capital, Inc. 6.125% 05/15/2007	1,000,000	1,018,808
Household Finance Corp. 4.125% 12/15/2008	1,250,000	1,219,082
Household Finance Corp. 6.375% 10/15/2011	175,000	184,868
JP Morgan Chase & Co. 3.125% 12/11/2006	1,250,000	1,228,396
National Rural Utilities Cooperative Finance Corp. 7.250% 03/01/2012	1,540,000	1,710,065
SLM Corp.(b) 5.000% 10/01/2013	3,100,000	3,048,856
Sony Capital Corp.(a) 4.950% 11/01/2006	650,000	646,723
Washington Mutual, Inc. 2.400% 11/03/2005	2,000,000	2,000,000
Wells Fargo(b) 4.125% 03/10/2008	760,000	749,931
		20,645,141
Beverages — 0.8%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	1,135,000	1,122,753

	Principal Amount	Market Value
Constellation Brands, Inc. 8.000% 02/15/2008	$300,000	$313,500
Diageo Finance BV 3.000% 12/15/2006	1,000,000	980,002
Foster's Finance Corp.(a) 6.875% 06/15/2011	1,000,000	1,073,325
Miller Brewing Co.(a) 4.250% 08/15/2008	475,000	465,515
		3,955,095
Broadcasting, Publishing & Printing — 2.9%
American Greetings Corp.(b) 6.100% 08/01/2028	1,900,000	1,933,250
Clear Channel Communications, Inc. 4.250% 05/15/2009	885,000	845,333
Comcast Corp. 5.500% 03/15/2011	625,000	625,616
Cox Communications, Inc. 4.625% 01/15/2010	1,615,000	1,558,418
Cox Enterprises, Inc.(a) 4.375% 05/01/2008	1,390,000	1,358,422
Dow Jones & Co., Inc. 3.875% 02/15/2008	1,300,000	1,274,555
Pearson, Inc.(a) 7.375% 09/15/2006	250,000	255,230
Rogers Cable, Inc. 5.500% 03/15/2014	535,000	492,200
Shaw Communications, Inc. 8.250% 04/11/2010	1,110,000	1,196,025
TCI Communications, Inc. 6.875% 02/15/2006	2,750,000	2,764,635
Time Warner, Inc. 6.150% 05/01/2007	680,000	691,751
USA Interactive(b) 7.000% 01/15/2013	1,100,000	1,127,379
		14,122,814
Building Materials & Construction — 0.2%
Chemed Corp. 8.750% 02/24/2011	765,000	816,637
Chemicals — 0.7%
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	1,050,000	1,054,843
Cytec Industries, Inc. 5.500% 10/01/2010	600,000	583,653
Georgia Gulf Corp. 7.625% 11/15/2005	370,000	370,000

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Lubrizol Corp. 4.625% 10/01/2009	$760,000	$740,751
Lubrizol Corp. 5.875% 12/01/2008	450,000	457,551
		3,206,798
Commercial Services — 0.7%
Allied Waste North America, Inc. 8.875% 04/01/2008	265,000	276,262
Allied Waste North America, Inc., Series B 5.750% 02/15/2011	365,000	340,362
Donnelley (R.R.) & Sons Co.(a) 4.950% 05/15/2010	650,000	638,620
Equifax, Inc. 4.950% 11/01/2007	500,000	500,370
ERAC USA Finance Co.(a) 7.950% 12/15/2009	1,155,000	1,269,637
Ryder System, Inc. 6.600% 11/15/2005	250,000	250,069
		3,275,320
Computer Programming Services — 0.1%
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	475,000	478,956
Computer & Other Data Processing Service — 0.1%
GTECH Holdings Corp.(a) 4.500% 12/01/2009	350,000	317,670
Cosmetics & Personal Care — 0.8%
Procter & Gamble Co. 3.500% 12/15/2008	4,000,000	3,854,644
Data Processing & Preparation — 0.1%
Certegy, Inc. 4.750% 09/15/2008	300,000	299,151
Electrical Equipment & Electronics — 0.4%
Hughes Supply, Inc. 5.500% 10/15/2014	260,000	250,045
Thomas & Betts Corp. 6.500% 01/15/2006	1,425,000	1,427,762
Thomas & Betts Corp., Series B MTN 6.390% 02/10/2009	325,000	334,484
		2,012,291
Electric Utilities — 4.4%
Appalachian Power Co., Series G 3.600% 05/15/2008	640,000	618,785

	Principal Amount	Market Value
Carolina Power & Light Co. 5.125% 09/15/2013	$780,000	$773,287
Centerpoint Energy, Inc. Series B 5.875% 06/01/2008	1,135,000	1,151,594
Dominion Resources, Inc. 5.150% 07/15/2015	620,000	594,403
DPL, Inc. 8.250% 03/01/2007	529,000	550,160
Elwood Energy LLC 8.159% 07/05/2026	433,515	481,202
Entergy Gulf States, Inc. 5.250% 08/01/2015	1,925,000	1,790,889
FirstEnergy Corp., Series A 5.500% 11/15/2006	1,060,000	1,066,142
Homer City Funding LLC 8.734% 10/01/2026	267,111	313,855
Ipalco Enterprises, Inc. 8.375% 11/14/2008	1,395,000	1,450,800
Kansas Gas & Electric Co.(a) 5.647% 03/29/2021	525,000	504,499
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	1,270,000	1,221,124
MidAmerican Funding LLC 6.750% 03/01/2011	1,000,000	1,068,849
Monongahela Power Co. 6.700% 06/15/2014	500,000	541,447
Nevada Power Co., Series L 5.875% 01/15/2015	650,000	637,558
Nisource Finance Corp. 3.200% 11/01/2006	750,000	737,610
Northwestern Corp. 5.875% 11/01/2014	790,000	782,723
Pacific Gas & Electric Co. 4.800% 03/01/2014	950,000	914,631
PSEG Energy Holdings LLC 8.625% 02/15/2008	450,000	466,875
Tampa Electric Co. 5.375% 08/15/2007	980,000	985,518
TransAlta Corp. 5.750% 12/15/2013	1,250,000	1,259,657
Tri-State Generation & Transmission Association, Series 2003, Class A(a) 6.040% 01/31/2018	700,000	711,760

	Principal Amount	Market Value
TXU Corp., Series P 5.550% 11/15/2014	$920,000	$845,682
Virginia Electric and Power Co. 5.375% 02/01/2007	1,085,000	1,091,243
Wisconsin Electric Power 3.500% 12/01/2007	960,000	934,722
		21,495,015
Energy — 2.2%
Allegheny Energy Supply Co. LLC(a) 8.250% 04/15/2012	475,000	524,875
Amerada Hess Corp. 5.900% 08/15/2006	700,000	703,793
Australian Gas Light Co. Limited(a) 6.400% 04/15/2008	930,000	959,470
Enbridge Energy Partners, LP 4.000% 01/15/2009	900,000	865,228
Enterprise Products Operating LP 7.500% 02/01/2011	810,000	874,806
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	345,000	337,386
Gulf South Pipeline Co., LP(a) 5.050% 02/01/2015	275,000	266,877
Kinder Morgan Energy Partners LP 5.350% 08/15/2007	1,000,000	1,004,179
Kiowa Power Partners LLC(a) 4.811% 12/30/2013	473,422	456,303
OAO Gazprom(a) 9.625% 03/01/2013	455,000	546,569
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	550,000	572,000
Plains All American Pipeline Co. 5.625% 12/15/2013	685,000	685,615
The Premcor Refining Group, Inc. 6.750% 05/01/2014	320,000	334,400
Tenaska Oklahoma(a) 6.528% 12/30/2014	477,779	468,147
Valero Energy Corp., Note 3.500% 04/01/2009	500,000	473,426

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Williams Gas Pipelines Central, Inc.(a) 7.375% 11/15/2006	$500,000	$511,620
XTO Energy, Inc. 4.900% 02/01/2014	1,000,000	963,780
		10,548,474
Entertainment & Leisure — 0.8%
Harrah's Operating Co., Inc. 5.500% 07/01/2010	485,000	481,623
Liberty Media Corp. 3.500% 09/25/2006	2,045,000	2,022,170
Park Place Entertainment Corp. 8.500% 11/15/2006	600,000	619,550
The Walt Disney Co. 6.750% 03/30/2006	800,000	807,054
		3,930,397
Financial Services — 2.7%
Archstone-Smith Operating Trust REIT 5.000% 08/15/2007	1,350,000	1,350,354
Camden Property Trust 7.000% 11/15/2006	1,000,000	1,019,377
Countrywide Home Loans, Inc. 3.250% 05/21/2008	1,310,000	1,254,759
Emerald Investment Grade CBO Limited(a) 4.020% 05/24/2011	1,622,215	1,628,704
Franklin Resources, Inc. 3.700% 04/15/2008	1,025,000	996,649
Glencore Funding LLC(a) 6.000% 04/15/2014	665,000	612,552
The Goldman Sachs Group, Inc. 3.875% 01/15/2009	400,000	386,896
The Goldman Sachs Group, Inc. 5.150% 01/15/2014	500,000	490,914
iStar Financial, Inc. REIT 7.000% 03/15/2008	660,000	683,625
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	200,000	196,528
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	385,000	377,488
Jefferies Group, Inc. 7.500% 08/15/2007	250,000	260,437
Senior Housing Properties Trust REIT 8.625% 01/15/2012	175,000	192,500

	Principal Amount	Market Value
Simon Property Group LP 6.875% 11/15/2006	$930,000	$939,364
United Dominion Realty Trust, Inc. REIT Series MTN 4.300% 07/01/2007	1,750,000	1,726,295
Weingarten Realty Investors REIT, Series A 7.500% 12/19/2010	1,075,000	1,197,058
		13,313,500
Foods — 1.3%
General Mills, Inc. 2.625% 10/24/2006	4,300,000	4,195,200
Smithfield Foods, Inc. 7.000% 08/01/2011	1,125,000	1,141,875
SuperValu, Inc. 7.875% 08/01/2009	1,000,000	1,075,047
		6,412,122
Forest Products & Paper — 0.8%
Fort James Corp. 6.875% 09/15/2007	350,000	357,000
Georgia-Pacific Corp. 8.125% 05/15/2011	414,000	449,190
International Paper Co. 3.800% 04/01/2008	2,880,000	2,790,570
Packaging Corp. of America 5.750% 08/01/2013	500,000	472,755
		4,069,515
Healthcare — 0.3%
HCA, Inc. 6.950% 05/01/2012	525,000	534,881
WellPoint Health Networks, Inc. 6.375% 06/15/2006	1,025,000	1,035,321
		1,570,202
Heavy Machinery — 2.0%
Briggs & Stratton Corp. 7.250% 09/15/2007	250,000	259,624
Briggs & Stratton Corp. 8.875% 03/15/2011	1,200,000	1,341,000
Carlisle Companies, Inc. 7.250% 01/15/2007	1,000,000	1,020,524
Caterpillar Financial Services Corp., Series F 3.625% 11/15/2007	1,500,000	1,464,500
Idex Corp. 6.875% 02/15/2008	675,000	693,021
Kennametal, Inc. 7.200% 06/15/2012	1,185,000	1,278,446

	Principal Amount	Market Value
Pentair, Inc. 7.850% 10/15/2009	$950,000	$1,034,223
Timken Co. 5.750% 02/15/2010	1,020,000	1,019,898
Timken Co., Series A 6.750% 08/21/2006	650,000	653,560
Toro Co. 7.125% 06/15/2007	1,050,000	1,062,689
		9,827,485
Home Construction, Furnishings & Appliances — 0.6%
D.R. Horton, Inc. 4.875% 01/15/2010	170,000	163,299
Maytag Corp. 8.630% 11/15/2007	775,000	778,875
Newell Rubbermaid, Inc. 4.000% 05/01/2010	495,000	466,160
Steelcase, Inc. 6.375% 11/15/2006	1,605,000	1,607,616
		3,015,950
Industrial – Diversified — 1.0%
American Standard, Inc. 7.375% 02/01/2008	350,000	365,852
American Standard, Inc. 7.625% 02/15/2010	900,000	976,991
Blyth, Inc. 7.900% 10/01/2009	610,000	595,994
Bombardier Capital, Inc.(a) 6.125% 06/29/2006	295,000	293,525
Bombardier Capital, Inc.(a) (b) 6.750% 05/01/2012	330,000	298,650
Tyco International Group SA 6.000% 11/15/2013	2,350,000	2,437,765
		4,968,777
Insurance — 0.3%
Humana, Inc. 7.250% 08/01/2006	500,000	506,638
Leucadia National Corp. 7.000% 08/15/2013	1,035,000	1,040,175
		1,546,813
Lodging — 0.4%
Hilton Hotels Corp.(b) 7.200% 12/15/2009	100,000	104,200
Hilton Hotels Corp. 7.625% 05/15/2008	525,000	546,516
MGM Mirage 6.000% 10/01/2009	400,000	393,000

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
MGM Mirage 6.750% 09/01/2012	$340,000	$338,300
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	690,000	743,475
		2,125,491
Media – Broadcasting & Publishing — 0.1%
Belo Corp. 8.000% 11/01/2008	600,000	639,353
Oil & Gas — 0.3%
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	1,190,000	1,248,715
Real Estate — 0.4%
EOP Operating LP 6.750% 02/15/2008	925,000	958,572
First Industrial LP 7.600% 05/15/2007	880,000	909,267
		1,867,839
Restaurants — 0.5%
Aramark Services, Inc. 7.100% 12/01/2006	190,000	193,264
Tricon Global Restaurants, Inc. 8.875% 04/15/2011	1,740,000	2,026,738
		2,220,002
Retail — 0.5%
Fred Meyer, Inc. 7.450% 03/01/2008	1,475,000	1,543,108
J.C. Penney Co., Inc. 7.950% 04/01/2017	200,000	223,455
The May Department Stores Co. 3.950% 07/15/2007	470,000	461,921
		2,228,484
Telephone Utilities — 1.3%
British Telecom PLC 7.875% 12/15/2005	2,000,000	2,007,826
British Telecom PLC 8.375% 12/15/2010	1,125,000	1,282,646
Rogers Wireless Communications, Inc. 6.375% 03/01/2014	450,000	448,875
Rogers Wireless Communications, Inc. 6.995% 12/15/2010	285,000	294,975
SBC Communications, Inc. 6.125% 02/15/2008	650,000	665,690

	Principal Amount	Market Value
Verizon Global Funding Corp. Series A MTN 7.600% 03/15/2007	$1,250,000	$1,291,248
Verizon New England, Inc. 6.500% 09/15/2011	500,000	516,174
		6,507,434
Transportation — 1.9%
Burlington Northern Santa Fe Corp. 7.875% 04/15/2007	1,750,000	1,822,028
Burlington Northern Santa Fe Corp., Series H 9.250% 10/01/2006	1,075,000	1,116,226
CNF, Inc. 8.875% 05/01/2010	930,000	1,039,780
CSX Corp. 6.250% 10/15/2008	1,900,000	1,963,008
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	395,000	385,125
Norfolk Southern Corp. 6.000% 04/30/2008	625,000	636,994
Norfolk Southern Corp. 7.350% 05/15/2007	1,350,000	1,397,502
Union Pacific Corp. 6.400% 02/01/2006	1,000,000	1,004,061
		9,364,724
TOTAL CORPORATE DEBT (Cost $174,439,365)		170,773,261
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.5%
Collateralized Mortgage Obligations
Financial Services — 6.5%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	1,880,885	1,795,513
AES Eastern Energy LP, Series 1999-1, Class A 9.000% 01/02/2017	579,614	669,454
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100% 08/13/2029	73,976	75,469
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.594% 08/25/2034	783,000	768,950

	Principal Amount	Market Value
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.024% 07/25/2034	$2,496,015	$2,424,305
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.683% 09/25/2033	610,085	604,352
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.197% 02/25/2034	547,694	542,495
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	434,888	433,876
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254% 01/15/2037	938,760	910,616
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	312,395	313,708
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033% 12/10/2035	719,888	720,910
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.607% 08/25/2034	1,067,528	1,063,347
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.693% 08/25/2034	1,799,887	1,797,465
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.278% 07/25/2033	502,584	500,496
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.120% 02/25/2034	300,923	298,517
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 4.611% 02/25/2034	1,668,079	1,644,801

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.249% 02/25/2034	$107,993	$108,682
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 5.001% 03/25/2034	1,074,896	1,071,529
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600% 06/25/2032	379,913	381,233
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	1,960,102	1,910,242
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	1,151,971	1,165,280
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	506,341	516,697
Washington Mutual, Inc., Series 2004-AR14, Class A1 4.272% 01/25/2035	2,711,254	2,647,745
Washington Mutual, Inc., Series 2004-AR2, Class A 4.137% 04/25/2044	1,847,112	1,847,297
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.246% 09/25/2034	2,100,695	2,048,257
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.591% 12/25/2034	2,660,205	2,615,206

	Principal Amount	Market Value
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.111% 06/25/2035	$2,739,092	$2,684,198
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,094,599)		31,560,640
SOVEREIGN DEBT OBLIGATIONS — 0.1%
United Mexican States 8.375% 01/14/2011	300,000	341,250
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $331,626)		341,250
U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.4%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.0%
Pass-Through Securities
FHLMC 7.500% 06/01/2015	60,084	63,175
Federal National Mortgage Association (FNMA) — 16.2% — 1.9%
FNMA 5.500% 08/01/2035	9,239,027	9,123,900
Other — 7.2%
FNMA (Benchmark Note) 6.000% 12/15/2005	35,000,000	35,073,777
Pass-Through Securities — 7.1%
FNMA 4.500% 07/01/2020	4,553,848	4,404,604
FNMA 5.500% 02/01/2018- 08/01/2035	2,645,287	2,642,278
FNMA 6.420% 11/01/2008	581,598	601,894
FNMA 9.000% 10/01/2009	49,640	51,658
FNMA TBA(c) 5.500% 11/01/2020- 11/01/2035	27,139,000	26,999,052
Total Pass-Through Securities		34,699,486
Total FNMA Pass-Through Securities		78,897,163
Government National Mortgage Association (GNMA) — 0.2%
Pass-Through Securities
GNMA 6.500% 09/15/2032	656,230	683,248

	Principal Amount	Market Value
GNMA 7.500% 08/15/2029	$103,065	$109,728
GNMA 8.000% 09/15/2007- 10/15/2007	51,290	52,290
Total Pass-Through Securities		845,266
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $80,401,001)		79,805,604
U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Note(b) 3.375% 11/15/2008	2,565,000	2,488,451
U.S. Treasury Note 3.875% 05/15/2010	450,000	438,961
U.S. Treasury Note 4.000% 11/15/2012	200,000	193,844
U.S. Treasury Note(b) 4.000% 02/15/2015	5,800,000	5,546,250
U.S. Treasury Note 4.375% 05/15/2007	885,000	884,793
U.S. Treasury Note(b) 5.000% 08/15/2011	15,750,000	16,160,977
U.S. Treasury Note 6.500% 10/15/2006	10,825,000	11,033,889
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,531,644)		36,747,165
TOTAL BONDS & NOTES (Cost $334,750,428)		329,131,658
SHORT-TERM INVESTMENTS — 43.4%
Cash Equivalents — 5.1%(d)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	1,389,282	1,389,282
American Beacon Money Market Fund	496,755	496,755
Banc of America Bank Note 3.770% 11/28/2005	723,380	723,380
Banc of America Bank Note 3.770% 01/17/2006	405,901	405,901
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	890,314	890,314
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	1,075,922	1,075,922

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	$556,446	$556,446
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	549,079	549,079
BGI Institutional Money Market Fund	2,150,936	2,150,936
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	667,735	667,735
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	834,669	834,669
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	556,446	556,446
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	556,446	556,446
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	556,446	556,446
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	556,446	556,446
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	556,446	556,446
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	591,680	591,680
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	556,446	556,446
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	556,446	556,446
Freddie Mac Discount Note 3.686% 11/02/2005	547,645	547,645
General Electric Capital Corp. 3.936% 11/08/2005	220,756	220,756
General Electric Capital Corp. 3.960% 12/05/2005	216,854	216,854
General Electric Capital Corp. 3.969% 11/16/2005	555,161	555,161
Goldman Sachs Financial Square Prime Obligations Money Market Fund	423,234	423,234

	Principal Amount	Market Value
Harris Trust & Savings Bank 3.795% 11/04/2005	$419,430	$419,430
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	556,446	556,446
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	556,446	556,446
Merrimac Cash Fund, Premium Class	122,418	122,418
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	1,112,892	1,112,892
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	834,669	834,669
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	556,446	556,446
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	834,669	834,669
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	1,543,232	1,543,232
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	278,223	278,223
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	667,735	667,735
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	556,446	556,446
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	834,669	834,669
		25,064,592
Commercial Paper — 38.1%
Alcoa, Inc. 4.010% 12/27/2005	3,708,000	3,684,870
Boston Scientific Corp. 3.700% 11/21/2005	8,400,000	8,382,733
Boston Scientific Corp. 3.970% 12/06/2005	1,713,000	1,706,388
CIT Group, Inc. 3.780% 02/16/2006	5,080,000	5,022,926

	Principal Amount	Market Value
CIT Group, Inc. 3.820% 02/15/2006	$876,000	$866,147
CIT Group, Inc. 3.920% 02/16/2006	1,483,000	1,465,721
CIT Group, Inc. 4.050% 01/03/2006	3,000,000	2,978,738
DailmerChrysler North America Holding Corp. 4.050% 11/21/2005	3,500,000	3,492,125
DaimlerChrysler North America Holding Corp. 3.770% 12/20/2005	3,288,000	3,271,128
Dominion Resources 4.040% 11/02/2005	6,000,000	5,999,327
Dominion Resources 4.050% 11/08/2005	3,665,000	3,662,114
Dow Jones & Company 3.690% 11/07/2005	7,600,000	7,595,326
Dow Jones & Company 4.050% 12/05/2005	2,000,000	1,992,350
DTE Capital Corp. 3.870% 11/03/2005	896,000	895,807
DTE Capital Corp. 4.050% 11/03/2005	1,687,000	1,686,620
Fortune Brands, Inc. 3.790% 11/10/2005	1,163,000	1,161,898
Fortune Brands, Inc. 3.800% 11/10/2005	376,000	375,643
Fortune Brands, Inc. 4.010% 11/01/2005	2,882,000	2,882,000
Fortune Brands, Inc. 4.040% 12/16/2005	2,037,000	2,026,713
General Electric Capital Corp. 4.220% 04/17/2006	1,609,000	1,577,502
General Mills, Inc. 3.870% 11/22/2005	7,254,000	7,237,624
The Goldman Sachs Group, Inc. 3.360% 12/09/2005	1,445,000	1,439,876
Govco, Inc. 4.080% 01/18/2006	3,500,000	3,469,060
Govco, Inc. 4.110% 01/23/2006	4,117,000	4,077,988
ITT Industries, Inc.(a) 3.490% 11/16/2005	572,000	571,168
ITT Industries, Inc.(a) 3.600% 12/13/2005	3,348,000	3,333,938
ITT Industries, Inc. 3.800% 03/15/2006	376,000	370,682
ITT Industries, Inc. 4.010% 12/05/2005	1,500,000	1,494,319

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
ITT Industries, Inc. 4.030% 12/05/2005	$2,001,000	$1,993,384
John Deere Capital Co. 3.840% 02/01/2006	1,100,000	1,089,205
John Deere Capital Co. 3.890% 12/22/2005	3,200,000	3,182,365
John Deere Capital Co. 3.910% 01/31/2006	2,750,000	2,722,820
John Deere Capital Co. 4.200% 05/15/2006	1,500,000	1,465,875
Kellogg Co. 3.930% 11/29/2005	6,826,000	6,805,135
Kellogg Co. 3.950% 11/29/2005	4,947,000	4,931,802
Keyspan Corp. 4.140% 01/20/2006	2,785,000	2,759,378
Kinder Morgan Energy 3.950% 11/01/2005	3,228,000	3,228,000
Kraft Foods, Inc. 3.920% 11/03/2005	7,000,000	6,998,476
McCormick & Co., Inc.(a) 3.360% 11/29/2005	1,284,000	1,280,644
National Grid Group PLC 4.070% 11/18/2005	8,000,000	7,984,624
National Grid Group PLC 4.070% 11/28/2005	2,052,000	2,045,736
Nestle Capital Corp. 3.840% 02/21/2006	380,000	375,460
Nestle Capital Corp. 4.040% 03/06/2006	1,631,000	1,608,121
New Center Asset Trust 4.160% 02/23/2006	2,500,000	2,467,067
Pearson Holdings, Inc. 3.980% 11/17/2005	3,403,000	3,396,980
Praxair, Inc. 4.050% 11/18/2005	5,000,000	4,990,438
Sara Lee Corp. 3.840% 11/18/2005	4,635,000	4,626,595
Sara Lee Corp. 4.020% 12/01/2005	5,111,000	5,093,878
Textron Financial Corp. 3.880% 12/16/2005	5,000,000	4,975,750
The Clorox Co. 3.840% 11/01/2005	10,625,000	10,625,000
The Walt Disney Co. 3.850% 11/07/2005	3,102,000	3,100,010
The Walt Disney Co. 3.860% 11/14/2005	2,784,000	2,780,120
The Walt Disney Co. 4.070% 01/17/2006	5,000,000	4,956,474
VF Corp. 4.050% 11/04/2005	7,419,000	7,416,496
		185,620,564

	Principal Amount	Market Value
Repurchase Agreement — 0.2%
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/05, 4.103% 11/01/2005(d) (e)	$945,958	$945,958
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		211,631,114
TOTAL INVESTMENTS — 111.0% (Cost $546,381,542)(f)		540,762,772
Other Assets/ (Liabilities) — (11.0%)		(53,539,521)
NET ASSETS — 100.0%		$487,223,251

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $22,694,725 or 4.7% of net assets.

(b)  Denotes all or a portion of security on loan (Note 2).

(c)  A portion of this security is purchased on a forward commitment basis (Note 2).

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $946,066. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $964,877.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio of Investments

October 31, 2005

	Principal Amount	Market Value
BONDS & NOTES — 98.4%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds — 36.0%
U.S. Treasury Inflation Index 1.625% 01/15/2015	$14,166,210	$13,745,651
U.S. Treasury Inflation Index 1.875% 07/15/2015	6,789,224	6,721,332
U.S. Treasury Inflation Index 2.375% 01/15/2025	18,616,251	19,378,330
U.S. Treasury Inflation Index 3.375% 04/15/2032	4,303,507	5,497,778
U.S. Treasury Inflation Index 3.625% 04/15/2028	14,757,386	18,764,938
U.S. Treasury Inflation Index 3.875% 04/15/2029	17,535,260	23,300,086
		87,408,115
U.S. Treasury Notes — 62.4%
U.S. Treasury Inflation Index 0.875% 04/15/2010	17,377,593	16,704,211
U.S. Treasury Inflation Index 1.875% 07/15/2013	15,567,115	15,486,848
U.S. Treasury Inflation Index 2.000% 01/15/2014	16,068,629	16,116,333
U.S. Treasury Inflation Index 2.000% 07/15/2014	14,444,002	14,486,884
U.S. Treasury Inflation Index 3.000% 07/15/2012	18,020,475	19,273,460
U.S. Treasury Inflation Index 3.375% 01/15/2007	4,697,402	4,821,442
U.S. Treasury Inflation Index 3.375% 01/15/2012	4,959,962	5,400,158
U.S. Treasury Inflation Index 3.500% 01/15/2011	9,082,493	9,838,894

	Principal Amount	Market Value
U.S. Treasury Inflation Index 3.625% 01/15/2008	$18,894,792	$19,774,581
U.S. Treasury Inflation Index 3.875% 01/15/2009	17,301,852	18,522,444
U.S. Treasury Inflation Index 4.250% 01/15/2010	9,856,582	10,868,421
		151,293,676
TOTAL BONDS & NOTES (Cost $245,238,375)		238,701,791
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement
Investors Bank & Trust Co. Repurchase Agreement, dated 10/31/05, 2.75%, due 11/01/2005(a)	2,613,398	2,613,398
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		2,613,398
TOTAL INVESTMENTS — 99.5% (Cost $247,851,773)(b)		241,315,189
Other Assets/ (Liabilities) — 0.5%		1,180,049
NET ASSETS — 100.0%		$242,495,238

Notes to Portfolio of Investments

(a)  Maturity value of $2,613,598. Collateralized by U.S. Government Agency obligation with a rate of 6.625%, maturity date of 5/25/2027, and an aggregate market value, including accrued interest, of $2,744,068.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

October 31, 2005

	Principal Amount	Market Value
BONDS & NOTES — 99.2%
ASSET BACKED SECURITIES — 2.2%
Financial Services — 2.2%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000% 10/25/2033	$10,082,452	$9,624,820
Community Program Loan Trust Series 1987-A, Class A4 4.500% 10/01/2018	809,291	796,194
Conseco Finance Securitizations Corp. Series 2001-C, Class AI4 6.190% 03/15/2030	875,762	882,230
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700% 10/25/2028	166,478	166,452
Oak Hill Credit Partners, Series 1A, Class A2 3.450% 09/12/2013	8,600,000	8,643,000
Travelers Funding Limited, Series 1A, Class A1(a) 6.300% 02/18/2014	12,509,478	12,662,594
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230% 02/07/2015	3,449,650	3,421,129
TOTAL ASSET BACKED SECURITIES (Cost $36,482,665)		36,196,419
CORPORATE DEBT — 43.0%
Aerospace & Defense — 0.6%
Bombardier Capital, Inc.(a) 6.125% 06/29/2006	1,145,000	1,139,275
Bombardier Capital, Inc.(a) (b) 6.750% 05/01/2012	1,265,000	1,144,825
Goodrich (B.F.) Co. 7.500% 04/15/2008	3,480,000	3,653,819

	Principal Amount	Market Value
Textron Financial Corp., Series E 2.690% 10/03/2006	$4,129,000	$4,055,913
		9,993,832
Air Transportation — 0.0%
United Air Lines, Inc., Series 91B(d) (e) 6.962% 02/19/2006	501,793	205,735
US Airways, Inc. Class B(d) (e) 7.500% 04/15/2008	1,087,971	13,600
		219,335
Apparel, Textiles & Shoes — 0.4%
Jones Apparel Group, Inc. 7.875% 06/15/2006	2,428,000	2,457,136
Kellwood Co. 7.625% 10/15/2017	555,000	495,726
Kellwood Co. 7.875% 07/15/2009	1,065,000	1,053,974
Mohawk Industries, Inc., Series D 7.200% 04/15/2012	1,805,000	1,978,507
		5,985,343
Automotive & Parts — 1.3%
DaimlerChrysler North American Holding Corp. 4.050% 06/04/2008	4,750,000	4,611,542
DaimlerChrysler North American Holding Corp. 4.125% 03/07/2007	9,915,000	9,789,258
Ford Motor Co. 6.375% 02/01/2029	2,731,000	1,843,425
Ford Motor Co. 6.625% 02/15/2028	1,495,000	1,024,075
General Motors Corp.(b) 8.375% 07/15/2033	2,948,000	2,185,205
Navistar International Corp.(b) 7.500% 06/15/2011	2,050,000	1,947,500
		21,401,005
Banking, Savings & Loans — 4.0%
Ahold Finance USA, Inc. 6.875% 05/01/2029	3,680,000	3,404,000

	Principal Amount	Market Value
American General Finance Corp. 5.875% 07/14/2006	$3,769,000	$3,802,148
Ametek, Inc. 7.200% 07/15/2008	6,320,000	6,607,061
Bank of America Corp. 3.250% 08/15/2008	4,495,000	4,312,534
Bank One Corp. 6.000% 08/01/2008	2,428,000	2,496,533
Boeing Capital Corp. 5.800% 01/15/2013	635,000	662,779
CIT Group, Inc. 3.650% 11/23/2007	4,000,000	3,904,224
CIT Group, Inc. 3.875% 11/03/2008	1,295,000	1,254,884
CIT Group, Inc. 7.375% 04/02/2007	2,212,000	2,287,409
Household Finance Corp. 4.125% 12/15/2008	3,863,000	3,767,453
Household Finance Corp. 6.375% 10/15/2011	732,000	773,277
IBM Canada Credit Services Corp.(a) 3.750% 11/30/2007	1,214,000	1,187,066
JP Morgan Chase & Co. 3.125% 12/11/2006	5,408,000	5,314,534
Kern River Funding Corp.(a) 4.893% 04/30/2018	3,733,046	3,638,899
National Rural Utilities Cooperative Finance Corp. 3.250% 10/01/2007	1,274,000	1,236,822
Oak Hill Securities Fund II(a) 8.920% 10/15/2006	2,270,000	2,286,798
SLM Corp.(b) 5.000% 10/01/2013	5,010,000	4,927,345
SLM Corp. 5.625% 08/01/2033	1,435,000	1,420,931
Sony Capital Corp.(a) 4.950% 11/01/2006	2,739,000	2,725,193
Washington Mutual, Inc. 2.400% 11/03/2005	7,605,000	7,605,000
Wells Fargo & Co. 4.125% 03/10/2008	2,700,000	2,664,228
		66,279,118

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Beverages — 0.9%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	$3,489,000	$3,451,354
Anheuser-Busch Cos., Inc. 6.500% 02/01/2043	4,101,000	4,536,621
Constellation Brands, Inc. 8.000% 02/15/2008	1,100,000	1,149,500
Diageo Finance BV 3.000% 12/15/2006	2,426,000	2,377,485
Foster's Finance Corp.(a) 6.875% 06/15/2011	955,000	1,025,025
Miller Brewing Co.(a) 4.250% 08/15/2008	1,725,000	1,690,553
		14,230,538
Broadcasting, Publishing & Printing — 3.2%
Time Warner, Inc. 6.150% 05/01/2007	3,895,000	3,962,310
American Greetings Corp. 6.100% 08/01/2028	6,995,000	7,117,413
Belo Corp. 8.000% 11/01/2008	2,765,000	2,946,351
Clear Channel Communications, Inc. 3.125% 02/01/2007	5,000,000	4,871,245
Clear Channel Communications, Inc. 4.250% 05/15/2009	55,000	52,535
Cox Communications, Inc. 4.625% 01/15/2010	6,030,000	5,818,739
Cox Communications, Inc. 6.750% 03/15/2011	215,000	225,649
Cox Enterprises, Inc.(a) 4.375% 05/01/2008	4,825,000	4,715,386
Dow Jones & Co., Inc. 3.875% 02/15/2008	4,625,000	4,534,475
News America Holdings, Inc. 6.750% 01/09/2038	1,618,000	1,690,905
News America Holdings, Inc. 8.875% 04/26/2023	2,163,000	2,659,664
Pearson, Inc.(a) 7.375% 09/15/2006	700,000	714,645
Rogers Cable, Inc. 5.500% 03/15/2014	2,000,000	1,840,000
Shaw Communications, Inc. 8.250% 04/11/2010	4,115,000	4,433,913

	Principal Amount	Market Value
TCI Communications, Inc. 6.875% 02/15/2006	$1,134,000	$1,140,035
Tele-Communications- TCI Group 9.800% 02/01/2012	170,000	205,764
The Thomson Corp. 6.200% 01/05/2012	2,144,000	2,258,200
USA Interactive(b) 7.000% 01/15/2013	4,260,000	4,366,031
		53,553,260
Building Materials & Construction — 0.6%
Chemed Corp. 8.750% 02/24/2011	2,825,000	3,015,688
Masco Corp. 6.750% 03/15/2006	4,176,000	4,207,437
Vulcan Materials Co. 6.000% 04/01/2009	3,237,000	3,365,104
		10,588,229
Chemicals — 1.1%
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	3,771,000	3,788,392
Cytec Industries, Inc. 5.500% 10/01/2010	2,100,000	2,042,786
Georgia Gulf Corp. 7.625% 11/15/2005	1,350,000	1,350,000
ICI Wilmington, Inc. 7.050% 09/15/2007	1,618,000	1,672,488
International Flavors & Fragrances, Inc. 6.450% 05/15/2006	3,034,000	3,057,947
Lubrizol Corp. 4.625% 10/01/2009	2,925,000	2,850,919
Lubrizol Corp. 5.875% 12/01/2008	1,763,000	1,792,583
Sealed Air Corp.(a) 6.875% 07/15/2033	985,000	998,964
		17,554,079
Commercial Services — 1.2%
Allied Waste North America, Inc. 8.875% 04/01/2008	935,000	974,738
Allied Waste North America, Inc., Series B 5.750% 02/15/2011	1,400,000	1,305,500
Cendant Corp. 6.875% 08/15/2006	809,000	819,475
Donnelley (R.R.) & Sons Co.(a) 4.950% 05/15/2010	2,380,000	2,338,331

	Principal Amount	Market Value
Ecolab, Inc. 6.875% 02/01/2011	$120,000	$129,623
Equifax, Inc. 4.950% 11/01/2007	1,741,000	1,742,290
ERAC USA Finance Co.(a) 6.625% 05/15/2006	1,457,000	1,466,453
ERAC USA Finance Co.(a) 6.700% 06/01/2034	3,688,000	3,858,216
ERAC USA Finance Co.(a) 6.750% 05/15/2007	3,641,000	3,721,477
ERAC USA Finance Co.(a) 7.950% 12/15/2009	40,000	43,970
Republic Services, Inc. 6.750% 08/15/2011	85,000	90,924
Ryder System, Inc. 6.600% 11/15/2005	3,140,000	3,140,864
		19,631,861
Computer & Other Data Processing Service — 0.1%
GTECH Holdings Corp. 4.500% 12/01/2009	1,300,000	1,179,916
Computer Programming Services — 0.1%
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	1,802,000	1,817,009
Containers — 0.0%
Bemis Co., Inc. 6.500% 08/15/2008	910,000	946,524
Cosmetics & Personal Care — 0.0%
First Brands Corp., Series B 7.250% 03/01/2007	125,000	128,625
Data Processing & Preparation — 0.0%
Certegy, Inc. 4.750% 09/15/2008	1,133,000	1,129,792
Electric Utilities — 4.8%
Allegheny Energy Supply Co. LLC(a) 8.250% 04/15/2012	1,660,000	1,834,300
Appalachian Power Co., Series G 3.600% 05/15/2008	2,442,000	2,361,050
Carolina Power & Light Co. 6.125% 09/15/2033	40,000	41,472
Centerpoint Energy, Inc. Series B 5.875% 06/01/2008	5,439,000	5,518,518
Consolidated Edison Co. of New York, Inc. 6.150% 07/01/2008	75,000	77,289

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Dominion Resources, Inc. 5.150% 07/15/2015	$1,800,000	$1,725,687
DPL, Inc.(b) 8.250% 03/01/2007	1,337,000	1,390,480
Duke Energy Field Services Corp.(c) 7.875% 08/16/2010	4,046,000	4,472,416
Elwood Energy LLC 8.159% 07/05/2026	1,512,967	1,679,394
Entergy Gulf States, Inc. 5.250% 08/01/2015	6,350,000	5,907,608
FirstEnergy Corp., Series A 5.500% 11/15/2006	3,743,000	3,764,687
FirstEnergy Corp., Series B 6.450% 11/15/2011	99,000	104,139
Homer City Funding LLC 8.734% 10/01/2026	2,829,398	3,324,543
Ipalco Enterprises, Inc. 8.375% 11/14/2008	5,000,000	5,200,000
Kansas Gas & Electric Co.(a) 5.647% 03/29/2021	1,900,000	1,825,805
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	5,820,000	5,596,017
MidAmerican Energy Holdings Co. 5.125% 01/15/2013	75,000	74,487
Monongahela Power Co. 6.700% 06/15/2014	1,825,000	1,976,283
Nevada Power Co., Series L 5.875% 01/15/2015	2,400,000	2,354,059
Nisource Finance Corp. 3.200% 11/01/2006	2,243,000	2,205,946
Northwestern Corp. 5.875% 11/01/2014	2,915,000	2,888,147
Pacific Gas & Electric Co. 6.050% 03/01/2034	2,580,000	2,591,951
PSEG Energy Holdings LLC 8.625% 02/15/2008	1,540,000	1,597,750
Tampa Electric Co. 5.375% 08/15/2007	3,480,000	3,499,596
Tenaska Oklahoma(a) 6.528% 12/30/2014	1,911,117	1,872,589
TransAlta Corp. 5.750% 12/15/2013	4,922,000	4,960,027

	Principal Amount	Market Value
Tri-State Generation & Transmission Association, Series 2003, Class A(a) 6.040% 01/31/2018	$2,194,000	$2,230,859
Tri-State Generation & Transmission Association, Series 2003, Class B(a) 7.144% 07/31/2033	2,443,000	2,698,660
TXU Corp., Series P 5.550% 11/15/2014	1,090,000	1,001,950
Virginia Electric and Power Co. 5.375% 02/01/2007	2,385,000	2,398,723
Wisconsin Electric Power 3.500% 12/01/2007	3,400,000	3,310,475
		80,484,907
Electrical Equipment & Electronics — 0.5%
Avnet, Inc. 8.000% 11/15/2006	15,000	15,675
Cooper Industries Limited 5.250% 07/01/2007	4,046,000	4,066,970
Hughes Supply, Inc. 5.500% 10/15/2014	890,000	855,924
Thomas & Betts Corp. 6.500% 01/15/2006	1,600,000	1,603,101
Thomas & Betts Corp., Series B MTN 6.390% 02/10/2009	1,150,000	1,183,557
		7,725,227
Energy — 2.6%
Alliance Pipeline LP(a) 6.996% 12/31/2019	1,625,781	1,777,077
Australian Gas Light Co. Limited(a) 6.400% 04/15/2008	3,470,000	3,579,957
Chesapeake Energy Corp.(a) 6.500% 08/15/2017	1,820,000	1,801,800
Colonial Pipeline Co.(a) 7.630% 04/15/2032	1,813,000	2,316,129
Enterprise Products Operating LP 7.500% 02/01/2011	2,775,000	2,997,022
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	1,745,000	1,706,486
Gulf South Pipeline Co., LP(a) 5.050% 02/01/2015	950,000	921,938

	Principal Amount	Market Value
Kinder Morgan Energy Partners LP 5.350% 08/15/2007	$3,593,000	$3,608,015
Kinder Morgan Energy Partners LP 6.300% 02/01/2009	900,000	930,584
Kinder Morgan Energy Partners LP 7.125% 03/15/2012	65,000	70,927
Kiowa Power Partners LLC(a) 4.811% 12/30/2013	1,609,635	1,551,430
Mobil Corp.(c) 8.625% 08/15/2021	3,641,000	4,935,874
Northern Natural Gas Co.(a) 7.000% 06/01/2011	809,000	882,394
OAO Gazprom(a) 9.625% 03/01/2013	1,660,000	1,994,075
Pacific Energy Partners LP/Pacific Energy Finance Corp.(a) 6.250% 09/15/2015	640,000	632,000
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	2,070,000	2,152,800
Piedmont Natural Gas Co., Series E 6.000% 12/19/2033	1,722,000	1,791,359
Plains All American Pipeline Co. 5.625% 12/15/2013	2,405,000	2,407,160
The Premcor Refining Group, Inc. 6.750% 05/01/2014	1,210,000	1,264,450
Tosco Corp. 7.250% 01/01/2007	150,000	154,000
Williams Gas Pipelines Central, Inc.(a) 7.375% 11/15/2006	2,225,000	2,276,707
XTO Energy, Inc. 4.900% 02/01/2014	4,100,000	3,951,498
		43,703,682
Entertainment & Leisure — 0.9%
Harrah's Operating Co., Inc. 5.500% 07/01/2010	1,740,000	1,727,884
Liberty Media Corp.(b) 3.500% 09/25/2006	5,285,000	5,225,998
Park Place Entertainment Corp. 7.000% 04/15/2013	1,618,000	1,720,154

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Park Place Entertainment Corp. 7.500% 09/01/2009	$1,760,000	$1,873,585
Park Place Entertainment Corp. 8.500% 11/15/2006	445,000	459,500
The Walt Disney Co. 6.750% 03/30/2006	3,156,000	3,183,826
		14,190,947
Financial Services — 6.2%
American Honda Finance Corp.(a) 3.850% 11/06/2008	3,322,000	3,222,622
Archstone-Smith Operating Trust REIT 5.000% 08/15/2007	5,000,000	5,001,310
Caterpillar Financial Services Corp., Series F 3.625% 11/15/2007	5,515,000	5,384,477
Citigroup, Inc. 6.750% 12/01/2005	14,161,000	14,188,217
Citigroup, Inc. 7.250% 10/01/2010	149,904	164,137
Countrywide Home Loans, Inc. 3.250% 05/21/2008	5,080,000	4,865,782
Emerald Investment Grade CBO Limited(a) 4.020% 05/24/2011	1,987,214	1,995,163
Ford Motor Credit Co. 6.500% 01/25/2007	181,544	179,390
Ford Motor Credit Co. 7.250% 10/25/2011	183,216	170,755
Forte CDO (Cayman) Limited Series A3-A(a) 7.011% 04/12/2013	1,214,000	1,281,256
Franklin Resources, Inc. 3.700% 04/15/2008	3,878,000	3,770,735
General Motors Acceptance Corp. 6.125% 09/15/2006	181,544	181,013
General Motors Acceptance Corp. 6.150% 04/05/2007	7,920,000	7,814,244
General Motors Acceptance Corp. 6.875% 09/15/2011	216	209
Glencore Funding LLC(a) 6.000% 04/15/2014	2,550,000	2,348,884
Goldman Sachs Group LP 5.000% 10/01/2014	3,150,000	3,053,528
The Goldman Sachs Group, Inc. 5.150% 01/15/2014	50,000	49,091

	Principal Amount	Market Value
Goldman Sachs Group, Inc., Series B 2.850% 10/27/2006	$100,000	$98,160
iStar Financial, Inc. REIT 7.000% 03/15/2008	2,240,000	2,320,183
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	770,000	756,634
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	1,475,000	1,446,221
Jefferies Group, Inc. 7.500% 08/15/2007	2,053,000	2,138,711
John Deere Capital Corp. 5.125% 10/19/2006	50,000	50,173
Kimco Realty Corp., Series B MTN 7.860% 11/01/2007	3,200,000	3,379,104
Merrill Lynch & Co., Inc.(b) 2.940% 01/30/2006	15,639,000	15,586,171
Sears Roebuck Acceptance Corp. 6.750% 08/15/2011	183,216	187,415
Senior Housing Properties Trust REIT 8.625% 01/15/2012	500,000	550,000
Simon Property Group LP 6.875% 11/15/2006	1,264,000	1,276,727
Simon Property Group LP 7.375% 01/20/2006	3,115,000	3,132,603
Telecom Italia Capital 6.000% 09/30/2034	2,445,000	2,321,361
Trains 5-2002(a) 5.936% 01/25/2007	3,086,289	3,102,091
Trains 10-2002(a) 6.962% 01/15/2012	2,848,176	3,066,688
Verizon Global Funding Corp.(b) 4.375% 06/01/2013	920,000	859,831
Verizon Global Funding Corp. 7.750% 12/01/2030	1,080,000	1,252,539
Verizon Global Funding Corp. Series A MTN(c) 7.600% 03/15/2007	4,046,000	4,179,510
Weingarten Realty Investors REIT, Series A 7.500% 12/19/2010	3,995,000	4,448,600
		103,823,535

	Principal Amount	Market Value
Food Retailers — 0.1%
Delhaize America, Inc. 9.000% 04/15/2031	$1,960,000	$2,193,601
Foods — 2.1%
General Mills, Inc. 2.625% 10/24/2006	15,907,000	15,519,315
General Mills, Inc. 8.900% 06/15/2006	1,821,000	1,862,890
Hershey Foods Corp.(c) 7.200% 08/15/2027	3,134,000	3,800,686
The Kroger Co. 6.750% 04/15/2012	3,229,000	3,384,263
Smithfield Foods, Inc. 7.000% 08/01/2011	4,170,000	4,232,550
SuperValu, Inc.(c) 7.875% 08/01/2009	5,664,000	6,089,066
		34,888,770
Forest Products & Paper — 1.1%
Champion International Corp. 6.400% 02/15/2026	2,023,000	2,023,085
Fort James Corp. 6.875% 09/15/2007	1,250,000	1,275,000
International Paper Co. 3.800% 04/01/2008	8,545,000	8,279,661
Packaging Corp. of America 5.750% 08/01/2013	1,795,000	1,697,189
Temple-Inland, Inc., Series D MTN(c) 8.125% 12/15/2006	4,305,000	4,381,831
		17,656,766
Healthcare — 0.3%
HCA, Inc.(b) 6.950% 05/01/2012	2,060,000	2,098,769
WellPoint Health Networks, Inc. 6.375% 06/15/2006	3,690,000	3,727,155
		5,825,924
Heavy Machinery — 1.6%
Briggs & Stratton Corp. 7.250% 09/15/2007	700,000	726,947
Briggs & Stratton Corp. 8.875% 03/15/2011	4,240,000	4,738,200
Idex Corp. 6.875% 02/15/2008	3,581,000	3,676,606
Kennametal, Inc. 7.200% 06/15/2012	4,440,000	4,790,125
Timken Co. 5.750% 02/15/2010	3,615,000	3,614,639

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Timken Co., Series A 6.750% 08/21/2006	$2,343,000	$2,355,833
Toro Co. 7.800% 06/15/2027	4,121,000	4,706,503
York International Corp. 6.625% 08/15/2006	1,942,000	1,963,323
		26,572,176
Home Construction, Furnishings & Appliances — 0.6%
D.R. Horton, Inc. 4.875% 01/15/2010	585,000	561,942
Miller (Herman), Inc. 7.125% 03/15/2011	2,473,000	2,655,594
Newell Rubbermaid, Inc. 4.000% 05/01/2010	1,843,000	1,735,623
Steelcase, Inc. 6.375% 11/15/2006	5,913,000	5,922,638
		10,875,797
Industrial – Diversified — 1.1%
American Standard, Inc. 7.375% 02/01/2008	1,250,000	1,306,613
American Standard, Inc. 7.625% 02/15/2010	3,290,000	3,571,446
Blyth, Inc. 7.900% 10/01/2009	2,335,000	2,281,388
Carlisle Companies, Inc. 6.700% 05/15/2008	3,641,000	3,750,241
Carlisle Companies, Inc. 7.250% 01/15/2007	1,000,000	1,020,524
Dover Corp. 6.250% 06/01/2008	1,618,000	1,676,562
Tyco International Group SA 6.375% 02/15/2006	3,575,000	3,592,968
Tyco International Group SA 6.375% 10/15/2011	1,110,000	1,166,240
		18,365,982
Insurance — 0.7%
Boardwalk Pipelines LLC 5.500% 02/01/2017	1,550,000	1,516,830
Buckeye Partners LP 4.625% 07/15/2013	2,023,000	1,910,734
Humana, Inc.(c) 7.250% 08/01/2006	4,146,000	4,201,038
Leucadia National Corp. 7.000% 08/15/2013	1,545,000	1,552,725
Leucadia National Corp. 7.750% 08/15/2013	2,023,000	2,124,150
		11,305,477

	Principal Amount	Market Value
Lodging — 0.6%
Hilton Hotels Corp.(b) 7.200% 12/15/2009	$345,000	$359,490
Hilton Hotels Corp. 7.625% 05/15/2008	1,897,000	1,974,743
MGM Mirage 6.000% 10/01/2009	1,500,000	1,473,750
MGM Mirage 6.750% 09/01/2012	3,500,000	3,482,500
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	2,565,000	2,763,788
		10,054,271
Medical Supplies — 0.3%
Bausch & Lomb, Inc. 7.125% 08/01/2028	2,245,000	2,371,537
Boston Scientific Corp. 5.450% 06/15/2014	100,000	99,654
Millipore Corp. 7.500% 04/01/2007	3,034,000	3,123,439
		5,594,630
Metals & Mining — 0.5%
Alcan Aluminum Limited 6.250% 11/01/2008	2,023,000	2,094,185
Barrick Gold Corp. 7.500% 05/01/2007	3,237,000	3,356,232
Cominco Limited 6.875% 02/15/2006	2,428,000	2,441,888
		7,892,305
Oil & Gas — 0.3%
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	3,831,000	4,020,022
KeySpan Gas East Corp., Series A MTN 6.900% 01/15/2008	675,000	701,939
		4,721,961
Real Estate — 0.6%
BRE Properties, Inc. 7.450% 01/15/2011	2,023,000	2,215,416
EOP Operating LP 6.750% 02/15/2008	3,400,000	3,523,400
First Industrial LP 7.000% 12/01/2006	1,821,000	1,844,094
First Industrial LP 7.600% 05/15/2007	2,473,000	2,555,247
		10,138,157
Restaurants — 0.6%
Aramark Services, Inc. 7.000% 07/15/2006	910,000	919,659

	Principal Amount	Market Value
Aramark Services, Inc. 7.000% 05/01/2007	$171,000	$175,293
Aramark Services, Inc. 7.100% 12/01/2006	1,820,000	1,851,269
Tricon Global Restaurants, Inc. 8.875% 04/15/2011	5,869,000	6,836,164
		9,782,385
Retail — 0.2%
Fred Meyer, Inc. 7.450% 03/01/2008	1,140,000	1,192,640
J.C. Penney Co., Inc. 7.950% 04/01/2017	710,000	793,264
The May Department Stores Co. 3.950% 07/15/2007	1,720,000	1,690,435
		3,676,339
Retail – Grocery — 0.0%
Albertson's, Inc.7.500% 02/15/2011	100,000	99,078
Telephone Utitities — 1.7%
AT&T Corp. 6.000% 03/15/2009	16,000	16,317
Comcast Cable Communications, Inc 5.500% 03/15/2011	1,250,000	1,251,231
Comcast Cable Communications, Inc. 6.200% 11/15/2008	5,175,000	5,327,290
Comcast Cable Communications, Inc. 6.375% 01/30/2006	2,444,000	2,454,534
Comcast Cable Communications, Inc.(b) 8.375% 05/01/2007	2,023,000	2,121,150
Comcast Cable Communications, Inc. 8.375% 03/15/2013	132,000	152,052
British Telecom PLC 7.875% 12/15/2005	8,230,000	8,262,204
Cingular Wireless 5.625% 12/15/2006	647,000	652,796
Qwest Corp. 8.875% 03/15/2012	1,747,000	1,917,333
Rogers Wireless Communications, Inc. 6.375% 03/01/2014	1,700,000	1,695,750
Rogers Wireless Communications, Inc. 6.995% 12/15/2010	1,020,000	1,055,700

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SBC Communications, Inc. 6.125% 02/15/2008	$1,600,000	$1,638,622
Sprint Capital Corp. 6.900% 05/01/2019	1,503,000	1,631,418
Sprint Capital Corp. 7.125% 01/30/2006	809,000	813,746
Verizon Virginia, Inc. Series A 4.625% 03/15/2013	50,000	46,489
		29,036,632
Transportation — 2.1%
Burlington Northern Santa Fe Corp. 6.750% 03/15/2029	3,135,000	3,517,536
Burlington Northern Santa Fe Corp., Series H 9.250% 10/01/2006	7,025,000	7,294,409
CSX Corp. 6.250% 10/15/2008	3,501,000	3,617,100
CSX Corp. 7.250% 05/01/2027	3,237,000	3,717,811
CNF, Inc. 8.875% 05/01/2010	2,023,000	2,261,801
Hornbeck Offshore Services, Inc.(a) 6.125% 12/01/2014	1,960,000	1,911,000
Norfolk Southern Corp. 6.000% 04/30/2008	2,330,000	2,374,713
Norfolk Southern Corp. 7.250% 02/15/2031	120,000	143,225
Norfolk Southern Corp. 7.350% 05/15/2007	425,000	439,954
TTX Co.(a) 4.500% 12/15/2010	5,260,000	4,969,564
Union Pacific Corp. 6.400% 02/01/2006	4,000,000	4,016,244
		34,263,357
TOTAL CORPORATE DEBT (Cost $722,100,947)		717,510,372
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
Collateralized Mortgage Obligations
Financial Services — 8.3%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	6,768,490	6,461,274

	Principal Amount	Market Value
AES Eastern Energy LP, Series 1999-1, Class A 9.000% 01/02/2017	$2,142,253	$2,474,302
Asset Securitization Corp., Series 1995-MD4, Class A1(c) 7.100% 08/13/2029	157,109	160,280
Bank of America Large Loan, Series 2001-FMA, Class A2(a) 6.490% 12/13/2016	1,537,000	1,627,695
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.594% 08/25/2034	2,971,843	2,918,515
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.024% 07/25/2034	6,602,362	6,412,677
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.683% 09/25/2033	2,421,274	2,398,521
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.197% 02/25/2034	2,110,941	2,090,904
CS First Boston Mortgage Securities Corp., Series 1997-C2, Class A2 6.520% 01/17/2035	10,182	10,197
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A1 5.960% 11/11/2030	180,008	180,680
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	1,710,558	1,706,577
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254% 01/15/2037	3,639,260	3,530,155

	Principal Amount	Market Value
FedEx Corp., Series 1997-1, Class A 7.500% 01/15/2018	$86,039	$95,906
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	709,397	712,380
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033% 12/10/2035	112,483	112,642
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.607% 08/25/2034	3,990,523	3,974,892
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.686% 08/25/2034	6,074,620	6,066,443
JP Morgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2 6.507% 10/15/2035	394,222	407,477
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000% 12/25/2033	11,161,686	10,654,936
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310% 11/15/2026	460,171	465,636
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.278% 07/25/2033	1,287,870	1,282,520
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.120% 02/25/2034	1,249,989	1,239,993
Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A1(a) 6.148% 02/03/2016	2,044,706	2,104,490

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.249% 02/25/2034	$393,857	$396,371
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(a) 6.920% 02/03/2014	2,428,000	2,555,542
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 5.001% 03/25/2034	4,218,966	4,205,750
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600% 06/25/2032	1,480,173	1,485,315
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	6,653,891	6,484,636
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 05/15/2022	1,775,760	1,874,583
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	4,373,890	4,424,422
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	1,897,962	1,936,781
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000% 11/25/2033	14,131,666	13,490,253
Washington Mutual, Inc., Series 2004-AR14, Class A1 4.272% 01/25/2035	10,483,515	10,237,947
Washington Mutual, Inc., Series 2004-AR2, Class A 4.137% 04/25/2044	6,955,034	6,955,732

	Principal Amount	Market Value
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.246% 09/25/2034	$7,887,517	$7,690,625
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.585% 12/25/2034	9,880,760	9,713,622
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.111% 06/25/2035	9,495,518	9,305,219
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $140,167,282)		137,845,890
SOVEREIGN DEBT OBLIGATIONS — 0.1%
United Mexican States 8.300% 08/15/2031	2,023,000	2,478,175
United Mexican States 8.375% 01/14/2011	50,000	56,875
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,176,949)		2,535,050
U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.9%
Federal Home Loan Mortgage Corporation (FHLMC) — 2.9%
Collateralized Mortgage Obligations — 0.2%
FHLMC Series 1337, Class D 6.000% 08/15/2007	68,684	68,684
FHLMC, Series 2178, Class PB 7.000% 08/15/2029	3,091,741	3,178,935
Total Collateralized Mortgage Obligations		3,247,619
Pass-Through Securities — 2.7%
FHLMC 4.500% 10/01/2018	308,870	299,374
FHLMC 5.000% 10/01/2035	29,972,719	28,842,888
FHLMC 5.500% 11/01/2031- 06/01/2033	7,322,568	7,239,928
FHLMC 6.000% 06/01/2016- 02/01/2018	1,491,016	1,524,448

	Principal Amount	Market Value
FHLMC 6.500% 05/01/2016- 07/01/2017	$2,284,497	$2,358,636
FHLMC 7.000% 07/01/2029- 10/01/2031	1,855,297	1,936,180
FHLMC 7.500% 06/01/2015- 01/01/2031	1,076,744	1,139,968
FHLMC 8.000% 03/01/2015- 08/01/2015	1,327,158	1,395,746
FHLMC 8.250% 05/01/2017	140,388	148,284
FHLMC 8.500% 11/01/2025	156,388	169,213
FHLMC 9.000% 03/01/2017	16,683	17,608
Total Pass-Through Securities		45,072,273
		48,319,892
Federal National Mortgage Association (FNMA) — 18.0%
Collateralized Mortgage Obligations — 0.1%
FNMA Series 1989-20, Class A 6.750% 04/25/2018	2,105,168	2,165,680
Pass-Through Securities — 17.9%
FNMA 4.500% 09/01/2018- 07/01/2020	16,668,566	16,122,556
FNMA 5.000% 03/01/2018- 09/01/2035	47,392,604	45,624,201
FNMA 5.500% 11/01/2016- 09/01/2035	63,852,172	63,063,835
FNMA 6.000% 05/01/2011	50,319	51,518
FNMA 6.420% 11/01/2008	2,598,477	2,689,159
FNMA 6.500% 05/01/2017	1,084,285	1,121,176
FNMA 7.000% 12/01/2029- 07/01/2032	453,022	473,753
FNMA 7.500% 09/01/2029- 10/01/2031	567,253	599,365
FNMA 8.000% 07/01/2020- 09/01/2031	1,448,518	1,552,511

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
FNMA 8.500% 08/01/2026	$347,887	$375,760
FNMA TBA(f) 5.000% 11/01/2035	25,150,000	24,199,016
FNMA TBA(f) 5.500% 11/01/2020- 11/01/2035	133,438,000	132,383,631
FNMA, Series 347, Class 1, PO 0.000% 01/01/2034	13,850,971	9,920,758
Total Pass-Through Securities		298,177,239
		300,342,919
Government National Mortgage Association (GNMA) — 0.9%
Pass-Through Securities
GNMA 6.000% 06/15/2011- 02/15/2032	6,357,848	6,510,428
GNMA 6.500% 09/15/2023- 09/15/2031	2,985,544	3,106,905
GNMA 7.000% 08/15/2023- 08/15/2032	2,940,518	3,097,034
GNMA 7.250% 07/20/2021- 07/20/2022	1,302,017	1,370,235
GNMA 7.500% 06/15/2011- 09/15/2023	735,601	774,167
GNMA 8.000% 02/15/2006- 11/15/2030	737,499	771,092
GNMA 8.500% 08/15/2030	12,393	13,317
GNMA 9.000% 04/15/2009- 10/15/2009	5,049	5,289
Total Pass-Through Securities		15,648,467
Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV TVA 4.687% 01/15/2022	2,079,725	2,045,770
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $372,053,255)		366,357,048

	Principal Amount	Market Value
U.S. TREASURY OBLIGATIONS — 23.7%
U.S. Treasury Bonds — 5.8%
U.S. Treasury Bond(b) 6.125% 11/15/2027	$12,947,000	$15,212,725
U.S. Treasury Bond 6.125% 08/15/2029	29,219,000	34,629,079
U.S. Treasury Bond 6.875% 08/15/2025	6,555,000	8,243,936
U.S. Treasury Bond(c) 7.125% 02/15/2023	3,520,000	4,461,050
U.S. Treasury Bond(c) 7.500% 11/15/2016	8,092,000	10,042,931
U.S. Treasury Bond(c) 8.875% 08/15/2017	17,641,000	24,239,837
		96,829,558
U.S. Treasury Notes — 17.9%
U.S. Treasury Note(b) 3.375% 11/15/2008	15,611,000	15,145,108
U.S. Treasury Note(b) 3.375% 10/15/2009	90,804,000	87,278,253
U.S. Treasury Note 3.875% 05/15/2010	2,315,000	2,258,210
U.S. Treasury Note 4.000% 11/15/2012	1,097,000	1,063,233
U.S. Treasury Note(b) 4.000% 02/15/2014	11,208,000	10,770,188
U.S. Treasury Note(b) 4.000% 02/15/2015	137,670,000	131,646,938
U.S. Treasury Note(b) 5.000% 02/15/2011	5,982,000	6,129,681
U.S. Treasury Note(b) 5.000% 08/15/2011	42,643,000	43,755,718
		298,047,329
TOTAL U.S. TREASURY OBLIGATIONS (Cost $395,900,947)		394,876,887
TOTAL BONDS & NOTES (Cost $1,668,882,045)		1,655,321,666
SHORT-TERM INVESTMENTS — 28.9%
Cash Equivalents — 18.6%(g)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	17,258,854	17,258,854
American Beacon Money Market Fund	6,171,117	6,171,117
Banc of America Bank Note 3.770% 11/28/2005	8,986,446	8,986,446

	Principal Amount	Market Value
Banc of America Bank Note 3.770% 01/17/2006	$5,042,451	$5,042,451
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	11,060,242	11,060,242
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	13,366,022	13,366,022
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	6,912,651	6,912,651
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	6,821,133	6,821,133
BGI Institutional Money Market Fund	26,720,779	26,720,779
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	8,295,181	8,295,181
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	10,368,977	10,368,977
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	6,912,651	6,912,651
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	6,912,651	6,912,651
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	6,912,651	6,912,651
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	6,912,651	6,912,651
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	6,912,651	6,912,651
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	7,350,352	7,350,352
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	6,912,651	6,912,651
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	6,912,651	6,912,651
Freddie Mac Discount Note 3.686% 11/02/2005	6,803,311	6,803,311
General Electric Capital Corp. 3.936% 11/08/2005	2,742,422	2,742,422

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
General Electric Capital Corp. 3.960% 12/05/2005	$2,693,945	$2,693,945
General Electric Capital Corp. 3.969% 11/16/2005	6,896,683	6,896,683
Goldman Sachs Financial Square Prime Obligations Money Market Fund	5,257,774	5,257,774
Harris Trust & Savings Bank 3.795% 11/04/2005	5,210,516	5,210,516
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	6,912,651	6,912,651
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	6,912,651	6,912,651
Merrimac Cash Fund, Premium Class	1,520,783	1,520,783
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	13,825,302	13,825,302
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	10,368,977	10,368,977
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	6,912,651	6,912,651
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	10,368,977	10,368,977
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	19,171,356	19,171,356
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	3,456,326	3,456,326
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	8,295,181	8,295,181
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	6,912,651	6,912,651
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	10,368,977	10,368,977
		311,373,896

	Principal Amount	Market Value
Commercial Paper — 9.6%
Alcoa, Inc. 3.920% 11/14/2005	$2,918,000	$2,913,867
Autoliv Asp, Inc. 3.820% 11/02/2005	8,585,000	8,584,089
Bemis Company, Inc. 3.870% 11/07/2005	1,000,000	999,355
Centex Corp. 3.870% 11/01/2005	8,535,000	8,535,000
DailmerChrysler North American Holding Corp. 4.100% 11/21/2005	4,000,000	3,990,889
DaimlerChrysler North American Holding Corp. 3.880% 11/02/2005	4,000,000	3,999,569
DaimlerChrysler North American Holding Corp. 3.930% 11/03/2005	5,000,000	4,998,908
DaimlerChrysler North American Holding Corp. 4.000% 11/15/2005	5,000,000	4,992,222
Dominion Resources 4.070% 11/08/2005	1,298,000	1,296,973
Dte Capital Corp. 4.000% 11/16/2005	7,374,000	7,361,710
Elsevier Finance. S.A. 4.070% 11/23/2005	4,177,000	4,166,611
Engelhard Corp. 4.000% 11/02/2005	9,038,000	9,036,996
Fortune Brands, Inc. 3.960% 11/14/2005	1,349,000	1,347,071
Fortune Brands, Inc. 3.980% 11/10/2005	6,950,000	6,943,085
Fortune Brands, Inc. 4.010% 11/01/2005	7,100,000	7,100,000
ITT Industries, Inc. 3.730% 11/01/2005	10,000,000	10,000,000
ITT Industries, Inc. 3.800% 11/01/2005	686,000	686,000
ITT Industries, Inc. 3.830% 11/21/2005	1,889,000	1,884,981
John Deere Capital Co. 3.850% 11/03/2005	2,719,000	2,718,418
Kellogg Co. 4.070% 11/28/2005	3,857,000	3,845,227
Kraft Foods Inc. 3.820% 11/09/2005	10,000,000	9,991,511
Kraft Foods Inc. 4.080% 11/21/2005	2,698,000	2,691,885
Motorola, Inc. 3.860% 11/04/2005	1,971,000	1,970,366
National Grid Group PLC 3.870% 11/02/2005	1,790,000	1,789,808
National Grid Group PLC 3.940% 11/08/2005	7,250,000	7,244,446

	Principal Amount	Market Value
National Grid Group PLC 4.080% 11/21/2005	$4,734,000	$4,723,270
Pearson Holdings, Inc. 3.850% 11/03/2005	9,300,000	9,298,011
The Clorox Co. 3.860% 11/14/2005	9,999,000	9,985,063
The Walt Disney Co. 4.040% 12/05/2005	3,726,000	3,711,783
VF Corp. 3.870% 11/17/2005	8,000,000	7,986,240
VF Corp. 3.900% 11/04/2005	5,000,000	4,998,375
		159,791,729
Repurchase Agreement — 0.7%
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(g) (h)	11,751,507	11,751,507
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		482,917,132
TOTAL INVESTMENTS — 128.1% (Cost $2,151,799,177)(i)		2,138,238,798
Other Assets/ (Liabilities) — (28.1%)		(469,045,228)
NET ASSETS — 100.0%		$1,669,193,570

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $101,738,385 or 6.1% of net assets.

(b)  Denotes all or a portion of security on loan (Note 2).

(c)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(d)  Non-income producing security.

(e)  Security is currently in default.

(f)  A portion of this security is purchased on a forward commitment basis (Note 2).

(g)  Represents investments of security lending collateral. (Note 2).

(h)  Maturity value of $11,752,846. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $11,986,537.

(i)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Financial Services — 0.0%
Contifinancial Corp. Liquidating Trust	114,845	$3,445
Telephone Utilities — 0.0%
Manitoba Telecom Services, Inc.	1,909	73,058
TOTAL COMMON STOCK (Cost $140,883)		76,503
TOTAL EQUITIES (Cost $140,883)		76,503
	Principal Amount
BONDS & NOTES — 98.7%
ASSET BACKED SECURITIES — 1.0%
Financial Services — 1.0%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000% 10/25/2033	$753,132	718,948
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700% 10/25/2028	6,910	6,909
Travelers Funding Limited, Series 1A, Class A1(a) 6.300% 02/18/2014	2,452,011	2,482,024
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230% 02/07/2015	204,606	202,914
TOTAL ASSET BACKED SECURITIES (Cost $3,447,268)		3,410,795
CORPORATE DEBT — 42.5%
Aerospace & Defense — 0.3%
Bombardier, Inc.(a) 6.300% 05/01/2014	200,000	173,000
GenCorp, Inc. 9.500% 08/15/2013	97,000	105,972

	Principal Amount	Market Value
Goodrich (B.F.) Co. 7.500% 04/15/2008	$100,000	$104,995
Moog, Inc. 6.250% 01/15/2015	230,000	228,850
Textron Financial Corp., Series E 2.690% 10/03/2006	155,000	152,256
TransDigm, Inc. 8.375% 07/15/2011	75,000	78,000
Vought Aircraft Industries, Inc. 8.000% 07/15/2011	325,000	307,125
		1,150,198
Apparel, Textiles & Shoes — 0.3%
Kellwood Co. 7.625% 10/15/2017	65,000	58,058
Kellwood Co. 7.875% 07/15/2009	200,000	197,929
Mohawk Industries, Inc., Series C 6.500% 04/15/2007	325,000	331,558
Mohawk Industries, Inc., Series D 7.200% 04/15/2012	290,000	317,877
Phillips Van-Heusen Corp. 7.250% 02/15/2011	270,000	272,700
		1,178,122
Automotive & Parts — 0.5%
American Honda Finance Corp.(a) 3.850% 11/06/2008	200,000	194,017
Ford Motor Co. 6.375% 02/01/2029	115,000	77,625
General Motors Corp. 8.375% 07/15/2033	605,000	448,456
The Goodyear Tire & Rubber Co.(a) 9.000% 07/01/2015	300,000	289,500
Keystone Automotive Operations, Inc. 9.750% 11/01/2013	150,000	145,875
Lear Corp. 8.110% 05/15/2009	75,000	70,500
Navistar International Corp. 7.500% 06/15/2011	295,000	280,250
Tekni-Plex, Inc.(a) 10.875% 08/15/2012	175,000	186,812

	Principal Amount	Market Value
United Components, Inc. 9.375% 06/15/2013	$200,000	$200,000
		1,893,035
Banking, Savings & Loan — 5.3%
ALH Finance LLC/ALH Finance Corp. 8.500% 01/15/2013	400,000	362,000
American General Finance Corp. 5.875% 07/14/2006	175,000	176,539
Ametek, Inc. 7.200% 07/15/2008	760,000	794,520
Bank of America Corp. 4.250% 10/01/2010	225,000	217,539
Boeing Capital Corp. 5.800% 01/15/2013	150,000	156,562
Capital One Bank 5.000% 06/15/2009	680,000	675,318
Caterpillar Financial Services Corp. 3.000% 02/15/2007	2,000,000	1,955,922
CIT Group, Inc. 3.650% 11/23/2007	850,000	829,648
CIT Group, Inc. 3.875% 11/03/2008	275,000	266,481
CIT Group, Inc. 7.375% 04/02/2007	75,000	77,557
DaimlerChrysler North American Holding Corp. 4.050% 06/04/2008	100,000	97,085
DaimlerChrysler North American Holding Corp. 4.125% 03/07/2007	3,000,000	2,961,954
Dollar Financial Group, Inc. 9.750% 11/15/2011	300,000	306,000
Ford Motor Credit Co. 7.375% 02/01/2011	250,000	234,799
General Electric Capital Corp. 4.250% 12/01/2010	270,000	261,938
General Motors Acceptance Corp. 6.150% 04/05/2007	1,350,000	1,331,973
Household Finance Corp. 4.125% 12/15/2008	375,000	365,725

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Household Finance Corp. 6.375% 10/15/2011	$180,000	$190,150
JP Morgan Chase & Co. 3.125% 12/11/2006	1,500,000	1,474,075
Kern River Funding Corp.(a) 4.893% 04/30/2018	156,625	152,674
MBNA Corp. 4.625% 09/15/2008	430,000	426,482
Simon Debartolo Group LP 7.125% 09/20/2007	500,000	518,574
SLM Corp. 5.625% 08/01/2033	160,000	158,431
SLM Corp., Series A MTN 4.000% 01/15/2009	1,000,000	970,487
Sony Capital Corp.(a) 4.950% 11/01/2006	75,000	74,622
Telecom Italia Capital 6.000% 09/30/2034	500,000	474,716
Thermo Electron Corp. 7.625% 10/30/2008	1,110,000	1,184,944
Washington Mutual Bank 4.500% 08/25/2008	500,000	494,155
Washington Mutual, Inc. 2.400% 11/03/2005	450,000	450,000
Wells Fargo & Co. 4.125% 03/10/2008	750,000	740,063
		18,380,933
Beverages — 1.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	165,000	163,220
Anheuser-Busch Cos., Inc. 6.500% 02/01/2043	600,000	663,734
Diageo Finance BV 3.000% 12/15/2006	2,000,000	1,960,004
Foster's Finance Corp.(a) 6.875% 06/15/2011	430,000	461,530
Miller Brewing Co.(a) 4.250% 08/15/2008	275,000	269,509
Molson Coors Canada, Inc.(a) 4.850% 09/22/2010	500,000	491,029
National Wine and Spirits, Inc. 10.125% 01/15/2009	400,000	404,000
		4,413,026

	Principal Amount	Market Value
Broadcasting, Publishing & Printing — 4.7%
American Greetings Corp. 6.100% 08/01/2028	$1,060,000	$1,078,550
American Media Operation, Inc. 8.875% 01/15/2011	200,000	171,000
Belo Corp. 7.125% 06/01/2007	558,000	574,691
Belo Corp. 8.000% 11/01/2008	750,000	799,191
British Sky Broadcasting PLC 6.875% 02/23/2009	750,000	787,696
Cablevision Systems Corp. 8.716% 04/01/2009	300,000	306,750
Clear Channel Communications, Inc. 6.000% 11/01/2006	1,500,000	1,515,748
Comcast Cable Communications, Inc. 6.200% 11/15/2008	850,000	875,014
Comcast Cable Communications, Inc. 6.375% 01/30/2006	140,000	140,603
Comcast Corp. 7.050% 03/15/2033	500,000	534,570
Cox Communications, Inc. 4.625% 01/15/2010	960,000	926,366
Cox Communications, Inc. 6.750% 03/15/2011	145,000	152,182
Cox Enterprises, Inc.(a) 4.375% 05/01/2008	460,000	449,550
Cox Enterprises, Inc.(a) 8.000% 02/15/2007	1,815,000	1,873,650
Dow Jones & Co., Inc. 3.875% 02/15/2008	1,400,000	1,372,598
Mediacom LLC/ Mediacom Capital Corp. 9.500% 01/15/2013	300,000	293,250
Pearson, Inc.(a) 7.375% 09/15/2006	775,000	791,215
Shaw Communications, Inc. 8.250% 04/11/2010	225,000	242,437
The Thomson Corp. 5.750% 02/01/2008	1,130,000	1,146,750
The Thomson Corp. 6.200% 01/05/2012	70,000	73,729

	Principal Amount	Market Value
Time Warner, Inc. 6.150% 05/01/2007	$500,000	$508,640
Time Warner, Inc. 6.750% 04/15/2011	920,000	971,850
USA Interactive 7.000% 01/15/2013	800,000	819,912
		16,405,942
Building Materials & Construction — 0.2%
Chemed Corp. 8.750% 02/24/2011	525,000	560,437
Masco Corp. 6.750% 03/15/2006	155,000	156,167
		716,604
Chemicals — 1.6%
Airgas, Inc. 7.750% 09/15/2006	105,000	107,362
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	1,550,000	1,557,149
Consolidated Container Co. LLC 10.750% 06/15/2009	200,000	158,000
Cytec Industries, Inc. 5.500% 10/01/2010	415,000	403,693
Georgia Gulf Corp. 7.125% 12/15/2013	175,000	175,000
Georgia Gulf Corp. 7.625% 11/15/2005	325,000	325,000
Huntsman LLC 11.625% 10/15/2010	217,000	245,752
International Flavors & Fragrances, Inc. 6.450% 05/15/2006	500,000	503,947
Lubrizol Corp. 4.625% 10/01/2009	495,000	482,463
Lubrizol Corp. 5.875% 12/01/2008	315,000	320,286
Nova Chemicals Corp.(a) 7.561% 11/15/2013	200,000	202,000
OM Group, Inc. 9.250% 12/15/2011	200,000	192,500
Praxair, Inc. 6.500% 03/01/2008	550,000	566,857
Rhodia SA 10.250% 06/01/2010	200,000	213,000
Sealed Air Corp.(a) 6.875% 07/15/2033	190,000	192,694
		5,645,703
Commercial Services — 2.6%
Allied Waste North America, Inc. 8.875% 04/01/2008	185,000	192,862

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Aramark Services, Inc. 6.375% 02/15/2008	$105,000	$107,710
Aramark Services, Inc. 7.000% 07/15/2006	240,000	242,547
Aramark Services, Inc. 7.100% 12/01/2006	1,500,000	1,525,772
Cadmus Communications Corp. 8.375% 06/15/2014	300,000	306,750
Cendant Corp. 6.875% 08/15/2006	75,000	75,971
Cenveo Corp. 7.875% 12/01/2013	200,000	185,000
Donnelley (R.R.) & Sons Co.(a) 4.950% 05/15/2010	650,000	638,620
Ecolab, Inc. 6.875% 02/01/2011	135,000	145,826
Equifax, Inc. 4.950% 11/01/2007	625,000	625,463
ERAC USA Finance Co.(a) 6.700% 06/01/2034	550,000	575,385
ERAC USA Finance Co.(a) 6.800% 02/15/2008	100,000	103,336
ERAC USA Finance Co.(a) 7.950% 12/15/2009	455,000	500,160
Insurance Auto Auctions, Inc. 11.000% 04/01/2013	250,000	260,743
Iron Mountain, Inc. 8.625% 04/01/2013	300,000	312,750
Merrill Corp. 12.000% 05/01/2009	400,000	420,000
MSX International, Inc. 11.000% 10/15/2007	100,000	99,500
North American Energy Partners, Inc. 8.750% 12/01/2011	375,000	352,500
Rent-A-Center, Inc. 7.500% 05/01/2010	150,000	142,875
Rent-Way, Inc. 11.875% 06/15/2010	175,000	188,125
Republic Services, Inc. 6.750% 08/15/2011	485,000	518,802
Ryder System, Inc. 6.600% 11/15/2005	500,000	500,137
Samsonite Corp. 8.875% 06/01/2011	300,000	309,000
Service Corp. International(a) 7.000% 06/15/2017	350,000	347,375

	Principal Amount	Market Value
United Rentals North America, Inc. 7.750% 11/15/2013	$300,000	$285,000
		8,962,209
Communications — 0.1%
L-3 Communications Corp.(a) 6.375% 10/15/2015	275,000	271,562
Computer Integreated Systems Design — 0.1%
Unisys Corp. 8.000% 10/15/2012	230,000	202,400
Computer Programming Services — 0.1%
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	290,000	292,415
Computer Related Services — 0.3%
GTECH Holdings Corp. 4.500% 12/01/2009	210,000	190,602
GTECH Holdings Corp. 4.750% 10/15/2010	655,000	587,874
Sungard Data Systems Inc. 4.875% 01/15/2014	300,000	261,000
		1,039,476
Data Processing & Preparation — 0.0%
Certegy, Inc. 4.750% 09/15/2008	50,000	49,858
Electric Utilities — 4.3%
AES Corp.(a) 8.750% 05/15/2013	175,000	189,000
AES Corp.(a) 9.000% 05/15/2015	55,000	59,675
Allegheny Energy Supply Co. LLC(a) 8.250% 04/15/2012	325,000	359,125
Appalachian Power Co., Series G 3.600% 05/15/2008	375,000	362,569
Centerpoint Energy, Inc. Series B 5.875% 06/01/2008	750,000	760,965
Centerpoint Energy, Inc. Series B 6.850% 06/01/2015	525,000	562,691
Dominion Resources, Inc. 4.125% 02/15/2008	385,000	378,124

	Principal Amount	Market Value
Dominion Resources, Inc. 5.150% 07/15/2015	$510,000	$488,945
Duke Energy Field Services Corp. 7.875% 08/16/2010	255,000	281,875
Elwood Energy LLC 8.159% 07/05/2026	260,109	288,721
Entergy Gulf States, Inc. 5.250% 08/01/2015	425,000	395,391
Exelon Corp. 4.900% 06/15/2015	700,000	657,504
FirstEnergy Corp., Series A 5.500% 11/15/2006	720,000	724,172
FPL Group Capital, Inc. 3.250% 04/11/2006	540,000	536,875
Homer City Funding LLC 8.734% 10/01/2026	593,580	697,456
Indianapolis Power & Light(a) 6.300% 07/01/2013	175,000	182,985
Ipalco Enterprises, Inc. 8.375% 11/14/2008	300,000	312,000
Kansas Gas & Electric Co.(a) 5.647% 03/29/2021	355,000	341,137
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	640,000	615,370
MidAmerican Funding LLC 6.750% 03/01/2011	725,000	774,916
Monongahela Power Co. 6.700% 06/15/2014	275,000	297,796
Nevada Power Co., Series L 5.875% 01/15/2015	200,000	196,172
Niagara Mohawk Power Corp. Series G 7.750% 10/01/2008	150,000	161,420
Nisource Finance Corp. 3.200% 11/01/2006	135,000	132,770
Northwestern Corp. 5.875% 11/01/2014	300,000	297,236
NRG Energy Inc. 8.000% 12/15/2013	194,000	211,460
Pacific Gas & Electric Co. 6.050% 03/01/2034	350,000	351,621
PSEG Energy Holdings LLC 8.625% 02/15/2008	150,000	155,625
Tampa Electric Co. 5.375% 08/15/2007	565,000	568,182

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Tenaska Alabama Partners, LP(a) 7.000% 06/30/2021	$274,077	$278,454
Tenaska Oklahoma(a) 6.528% 12/30/2014	339,223	332,384
Texas Genco LLC/ Texas Genco Financing Corp.(a) 6.875% 12/15/2014	190,000	203,300
TransAlta Corp. 5.750% 12/15/2013	1,000,000	1,007,726
Tri-State Generation & Transmission Association, Series 2003, Class A(a) 6.040% 01/31/2018	150,000	152,520
Tri-State Generation & Transmission Association, Series 2003, Class B(a) 7.144% 07/31/2033	290,000	320,348
TXU Corp., Series P 5.550% 11/15/2014	190,000	174,652
Utilicorp., Inc. 9.950% 02/01/2011	175,000	192,937
Virginia Electric and Power Co. 5.375% 02/01/2007	330,000	331,899
Wisconsin Electric Power 3.500% 12/01/2007	560,000	545,255
		14,881,253
Electrical Equipment & Electronics — 1.2%
Avnet, Inc. 8.000% 11/15/2006	4,000	4,180
Hughes Supply, Inc. 5.500% 10/15/2014	185,000	177,917
Instron Corp. 13.250% 09/15/2009	409,000	427,066
MagnaChip Semiconductor SA/ MagnaChip Semiconductor Finance Co. 8.000% 12/15/2014	50,000	45,750
Telex Communications, Inc. 11.500% 10/15/2008	375,000	399,375
Thomas & Betts Corp. 6.500% 01/15/2006	860,000	861,667
Thomas & Betts Corp., Series B MTN 6.390% 02/10/2009	1,500,000	1,543,770

	Principal Amount	Market Value
WESCO International, Inc.(a) 2.625% 10/15/2025	$150,000	$171,750
Williams Scotsman, Inc.(a) 8.500% 10/01/2015	350,000	355,250
		3,986,725
Energy — 3.7%
Amerada Hess Corp. 5.900% 08/15/2006	420,000	422,276
Australian Gas Light Co. Limited(a) 6.400% 04/15/2008	520,000	536,478
Chesapeake Energy Corp.(a) 6.500% 08/15/2017	250,000	247,500
Chesapeake Energy Corp. 6.875% 01/15/2016	250,000	253,125
Clayton William Energy(a) 7.750% 08/01/2013	275,000	265,375
Colonial Pipeline Co.(a) 7.630% 04/15/2032	65,000	83,038
Colorado Interstate Gas Co.(a) 6.800% 11/15/2015	375,000	374,820
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	275,000	288,569
El Paso Corp. 7.875% 06/15/2012	200,000	204,000
Enbridge Energy Partners, LP 4.000% 01/15/2009	650,000	624,887
ENSCO International, Inc. 6.750% 11/15/2007	235,000	242,857
Enterprise Products Operating LP 7.500% 02/01/2011	435,000	469,803
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	280,000	273,820
Exco Resources, Inc. 7.250% 01/15/2011	195,000	196,950
Gulf South Pipeline Co., LP(a) 5.050% 02/01/2015	250,000	242,615
Kinder Morgan Energy Partners LP 5.350% 08/15/2007	150,000	150,627

	Principal Amount	Market Value
Kinder Morgan Energy Partners LP 6.300% 02/01/2009	$1,500,000	$1,550,973
Kiowa Power Partners LLC(a) 4.811% 12/30/2013	284,053	273,782
MarkWest Energy Partners, LP/ MarkWest Energy Finance Corp.(a) 6.875% 11/01/2014	150,000	144,000
OAO Gazprom(a) 9.625% 03/01/2013	300,000	360,375
Pacific Energy Partners LP/ Pacific Energy Finance Corp.(a) 6.250% 09/15/2015	125,000	123,437
Pacific Energy Partners LP/ Pacific Energy Finance Corp. 7.125% 06/15/2014	335,000	348,400
Pemex Project Funding Master Trust(a) 9.500% 09/15/2027	125,000	161,500
Piedmont Natural Gas Co., Series E 6.000% 12/19/2033	175,000	182,049
Pioneer Natural Resources Co. 6.500% 01/15/2008	1,000,000	1,019,266
Plains All American Pipeline Co. 4.750% 08/15/2009	550,000	537,687
Plains All American Pipeline Co. 5.625% 12/15/2013	335,000	335,301
Pogo Producing Co.(a) 6.625% 03/15/2015	350,000	346,500
Pogo Producing Co.(a) 6.875% 10/01/2017	70,000	69,300
The Premcor Refining Group, Inc. 6.750% 05/01/2014	420,000	438,900
Valero Energy Corp. 3.500% 04/01/2009	1,250,000	1,183,565
Williams Cos., Inc. Series A 7.500% 01/15/2031	150,000	156,000
Williams Gas Pipelines Central, Inc.(a) 7.375% 11/15/2006	70,000	71,627

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
XTO Energy, Inc. 4.900% 02/01/2014	$375,000	$361,417
XTO Energy, Inc. 6.250% 04/15/2013	125,000	131,222
		12,672,041
Entertainment & Leisure — 0.5%
Chukchansi Economic Development Authority(a) 7.860% 11/15/2012	45,000	45,000
Chukchansi Economic Development Authority(a) 8.000% 11/15/2013	75,000	75,000
Diamond Jo, LLC 8.750% 04/15/2012	400,000	388,000
Harrah's Operating Co., Inc. 5.500% 07/01/2010	250,000	248,259
Liberty Media Corp. 3.500% 09/25/2006	555,000	548,804
Mohegan Tribal Gaming Authority 6.375% 07/15/2009	300,000	300,000
Park Place Entertainment Corp. 8.500% 11/15/2006	80,000	82,607
Walt Disney Co. 6.750% 03/30/2006	150,000	151,323
		1,838,993
Financial Services — 3.3%
Archstone-Smith Operating Trust REIT 5.000% 08/15/2007	800,000	800,210
Berkshire Hathaway Finance Corp. 4.850% 01/15/2015	250,000	243,003
Citigroup, Inc. 5.850% 12/11/2034	475,000	479,624
Countrywide Home Loans, Inc. 3.250% 05/21/2008	1,000,000	957,831
Franklin Resources, Inc. 3.700% 04/15/2008	1,675,000	1,628,669
Glencore Funding LLC(a) 6.000% 04/15/2014	600,000	552,679
The Goldman Sachs Group, Inc. 5.150% 01/15/2014	1,575,000	1,546,379
iStar Financial, Inc. REIT 7.000% 03/15/2008	575,000	595,583

	Principal Amount	Market Value
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	$85,000	$83,524
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	170,000	166,683
Jefferies Group, Inc. 7.500% 08/15/2007	160,000	166,680
Kimco Realty Corp., Series B MTN 7.860% 11/01/2007	130,000	137,276
Merrill Lynch & Co., Inc. 4.125% 01/15/2009	775,000	756,724
Senior Housing Properties Trust REIT 8.625% 01/15/2012	50,000	55,000
Simon Property Group LP 6.875% 11/15/2006	175,000	176,762
Simon Property Group LP 7.375% 01/20/2006	100,000	100,565
Simon Property Group LP REIT 4.875% 03/18/2010	575,000	568,076
Toro Co. 7.800% 06/15/2027	640,000	730,930
United Dominion Realty Trust, Inc. REIT Series MTN 4.300% 07/01/2007	750,000	739,840
Universal City Florida Holding Co. 7.960% 05/01/2010	50,000	51,188
Universal City Florida Holding Co. 8.375% 05/01/2010	150,000	153,750
Weingarten Realty Investors REIT Series A 4.857% 01/15/2014	720,000	692,497
		11,383,473
Food Retailers — 0.1%
Delhaize America, Inc. 9.000% 04/15/2031	250,000	279,796
Foods — 1.2%
Campbell Soup Co. 5.500% 03/15/2007	1,125,000	1,134,249
Dean Foods Co. 6.900% 10/15/2017	100,000	101,000
General Mills, Inc. 2.625% 10/24/2006	800,000	780,502
Hershey Foods Corp. 7.200% 08/15/2027	125,000	151,591

	Principal Amount	Market Value
The Kroger Co. 6.750% 04/15/2012	$375,000	$393,032
The Kroger Co. 7.650% 04/15/2007	250,000	258,273
Land O' Lakes, Inc. 8.750% 11/15/2011	150,000	157,125
Mrs Fields Famous Brands LLC/Mrs Fields Financing Co., Inc. 11.500% 03/15/2011	500,000	455,000
Pinnacle Foods Holding Corp. 8.250% 12/01/2013	100,000	92,500
SuperValu, Inc. 7.875% 08/01/2009	600,000	645,028
Wornick Co. 10.875% 07/15/2011	200,000	205,000
		4,373,300
Forest Products & Paper — 1.0%
Abitibi-Consolidated, Inc. 7.750% 06/15/2011	150,000	139,125
Abitibi-Consolidated, Inc. 8.375% 04/01/2015	185,000	170,200
Fort James Corp. 6.875% 09/15/2007	280,000	285,600
International Paper Co. 3.800% 04/01/2008	1,900,000	1,841,001
Packaging Corp. of America 5.750% 08/01/2013	345,000	326,201
Pregis Corp. 12.375% 10/15/2013	400,000	396,000
Rock-Tenn Co. 8.200% 08/15/2011	350,000	347,375
		3,505,502
Healthcare — 0.5%
HCA, Inc. 6.950% 05/01/2012	200,000	203,764
Universal Health Services, Inc. 6.750% 11/15/2011	165,000	173,984
WellPoint Health Networks, Inc. 6.375% 06/15/2006	1,500,000	1,515,104
		1,892,852
Heavy Machinery — 1.8%
Briggs & Stratton Corp. 7.250% 09/15/2007	325,000	337,511
Briggs & Stratton Corp. 8.875% 03/15/2011	710,000	793,425

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Carlisle Companies, Inc. 7.250% 01/15/2007	$775,000	$790,906
Idex Corp. 6.875% 02/15/2008	135,000	138,604
Kennametal, Inc. 7.200% 06/15/2012	775,000	836,114
Pentair, Inc. 7.850% 10/15/2009	570,000	620,534
Thermadyne Holdings Corp. 9.250% 02/01/2014	300,000	268,500
Timken Co 6.990% 11/01/2006	500,000	507,891
Timken Co. 5.750% 02/15/2010	645,000	644,936
Timken Co., Series A 6.750% 08/21/2006	502,000	504,749
York International Corp. 6.625% 08/15/2006	325,000	328,569
York International Corp. 6.700% 06/01/2008	365,000	376,699
		6,148,438
Home Construction, Furnishings & Appliances — 0.9%
D.R. Horton, Inc. 4.875% 01/15/2010	220,000	211,329
Johnson Controls, Inc. 6.300% 02/01/2008	575,000	590,566
Maytag Corp. 8.630% 11/15/2007	700,000	703,500
Miller (Herman), Inc. 7.125% 03/15/2011	525,000	563,763
Newell Rubbermaid, Inc. 4.000% 05/01/2010	290,000	273,104
Steelcase, Inc. 6.375% 11/15/2006	930,000	931,516
		3,273,778
Industrial – Diversified — 0.7%
American Standard, Inc. 7.375% 02/01/2008	852,000	890,587
American Standard, Inc. 7.625% 02/15/2010	100,000	108,555
Blyth, Inc. 7.900% 10/01/2009	655,000	639,961
GFSI, Inc. 9.625% 03/01/2007	325,000	279,500
Tyco International Group SA 6.000% 11/15/2013	500,000	518,674
		2,437,277

	Principal Amount	Market Value
Insurance — 0.4%
Boardwalk Pipelines LLC 5.500% 02/01/2017	$400,000	$391,440
Buckeye Partners LP 4.625% 07/15/2013	200,000	188,901
Humana, Inc. 7.250% 08/01/2006	100,000	101,328
Leucadia National Corp. 7.000% 08/15/2013	385,000	386,925
Leucadia National Corp. 7.750% 08/15/2013	300,000	315,000
		1,383,594
Lodging — 0.4%
Hilton Hotels Corp. 7.200% 12/15/2009	100,000	104,200
Hilton Hotels Corp. 7.625% 05/15/2008	130,000	135,328
Hilton Hotels Corp. 7.950% 04/15/2007	160,000	165,257
Intrawest Corp. 7.500% 10/15/2013	250,000	254,375
Isle of Capri Casinos, Inc. 7.000% 03/01/2014	200,000	189,000
Majestic Star Casino LLC 9.500% 10/15/2010	250,000	244,688
MGM Mirage 6.750% 09/01/2012	230,000	228,850
Station Casinos, Inc. 6.500% 02/01/2014	200,000	199,500
		1,521,198
Manufacturing — 0.2%
Elgin National Industries, Inc. Series B 11.000% 11/01/2007	125,000	118,125
Millipore Corp. 7.500% 04/01/2007	500,000	514,739
		632,864
Medical Supplies — 0.2%
Bausch & Lomb, Inc. 6.950% 11/15/2007	135,000	139,520
Bausch & Lomb, Inc. 7.125% 08/01/2028	465,000	491,209
		630,729
Metals & Mining — 0.0%
Trimas Corp. 9.875% 06/15/2012	125,000	101,250
Real Estate — 0.2%
EOP Operating LP 6.750% 02/15/2008	545,000	564,780

	Principal Amount	Market Value
First Industrial LP 7.600% 05/15/2007	$175,000	$180,820
		745,600
Restaurants — 0.5%
Sbarro, Inc. 11.000% 09/15/2009	300,000	292,500
Tricon Global Restaurants, Inc. 8.875% 04/15/2011	1,090,000	1,269,623
VICORP Restaurants, Inc. 10.500% 04/15/2011	150,000	138,750
		1,700,873
Retail — 0.5%
Fred Meyer, Inc. 7.450% 03/01/2008	750,000	784,631
Home Depot Exchangeable Trust(a) 1.000% 02/14/2006	100,000	98,500
J.C. Penney Co., Inc. 7.950% 04/01/2017	140,000	156,418
The May Department Stores Co. 3.950% 07/15/2007	260,000	255,531
Neiman-Marcus Group, Inc.(a) 10.375% 10/15/2015	325,000	313,625
		1,608,705
Retail – Grocery — 0.1%
Albertson's, Inc. 7.500% 02/15/2011	250,000	247,695
Telephone Utilities — 1.1%
Cincinnati Bell, Inc. 8.375% 01/15/2014	350,000	340,375
Insight Midwest LP/ Insight Capital, Inc. 9.750% 10/01/2009	125,000	128,750
Nextel Communications 7.375% 08/01/2015	300,000	317,537
Qwest Communications International, Inc. 7.250% 02/15/2011	150,000	145,875
Qwest Corp. 8.875% 03/15/2012	70,000	76,825
Rogers Wireless Communications, Inc. 7.250% 12/15/2012	45,000	47,250
Rogers Wireless Communications, Inc. 7.500% 03/15/2015	35,000	37,538

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Rogers Wireless Communications, Inc. 8.000% 12/15/2012	$45,000	$47,588
SBC Communications, Inc. 6.125% 02/15/2008	372,000	380,980
Sprint Capital Corp. 6.900% 05/01/2019	240,000	260,506
Verizon Global Funding Corp. 4.375% 06/01/2013	900,000	841,139
Verizon Global Funding Corp. 6.125% 06/15/2007	500,000	509,797
Verizon Virginia, Inc. Series A 4.625% 03/15/2013	610,000	567,171
		3,701,331
Transportation — 2.3%
Burlington Northern Santa Fe Corp. 6.750% 03/15/2029	490,000	549,790
Burlington Northern Santa Fe Corp. 7.875% 04/15/2007	750,000	780,869
Burlington Northern Santa Fe Corp., Series H 9.250% 10/01/2006	555,000	576,284
CNF, Inc. 8.875% 05/01/2010	85,000	95,034
CSX Corp. 6.250% 10/15/2008	250,000	258,290
CSX Corp. 7.450% 05/01/2007	634,000	657,381
Hornbeck Offshore Services, Inc.(a) 6.125% 12/01/2014	155,000	151,125
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	235,000	229,125
Norfolk Southern Corp. 6.000% 04/30/2008	375,000	382,196
Norfolk Southern Corp. 7.250% 02/15/2031	840,000	1,002,574
Stanadyne Corp. 10.000% 08/15/2014	250,000	243,750
TTX Co.(a) 4.500% 12/15/2010	1,000,000	944,784
Union Pacific Corp. 6.400% 02/01/2006	650,000	652,640
Union Pacific Corp. 7.375% 09/15/2009	750,000	809,537

	Principal Amount	Market Value
Union Pacific Corp., Series E MTN 6.790% 11/09/2007	$500,000	$517,542
		7,850,921
TOTAL CORPORATE DEBT (Cost $149,851,436)		147,399,671
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
Collateralized Mortgage Obligations
Financial Services — 6.4%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	741,568	707,909
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.594% 08/25/2034	480,478	471,856
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.024% 07/25/2034	1,469,428	1,427,212
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.683% 09/25/2033	318,388	315,396
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.197% 02/25/2034	267,349	264,811
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	217,444	216,938
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254% 01/15/2037	422,442	409,777
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	475,100	475,966

	Principal Amount	Market Value
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033% 12/10/2035	$157,476	$157,699
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.607% 08/25/2034	589,682	587,373
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.686% 08/25/2034	956,190	954,903
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 3.787% 11/21/2034	2,975,000	2,847,829
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000% 12/25/2033	1,199,665	1,145,199
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.278% 07/25/2033	245,009	243,992
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.120% 02/25/2034	150,461	149,258
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 4.611% 02/25/2034	1,068,156	1,053,250
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.249% 02/25/2034	44,468	44,752
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 5.001% 03/25/2034	479,864	478,361

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600% 06/25/2032	$186,232	$186,879
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	261,347	254,699
Structured Asset Securities Corp., Series 2003-7H, Class A1II 6.500% 03/25/2033	953,859	963,332
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 05/15/2022	64,261	67,837
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	548,986	555,329
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	294,004	300,018
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000% 11/25/2033	1,035,034	988,055
Washington Mutual, Inc., Series 2004-AR14, Class A1 4.272% 01/25/2035	1,807,503	1,765,163
Washington Mutual, Inc., Series 2004-AR2, Class A 4.137% 04/25/2044	903,835	903,925
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.246% 09/25/2034	1,189,073	1,159,391
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.585% 12/25/2034	1,583,455	1,556,670

	Principal Amount	Market Value
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.111% 06/25/2035	$1,689,107	$1,655,255
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $22,744,410)		22,309,034
SOVEREIGN DEBT OBLIGATIONS — 0.1%
United Mexican States 8.375% 01/14/2011	375,000	426,563
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $414,534)		426,563
U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.3%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.9% Collateralized Mortgage Obligations — 0.0%
FHLMC, Series 2178, Class PB 7.000% 08/15/2029	170,551	175,360
Pass-Through Securities — 0.9%
FHLMC 5.000% 11/01/2018- 01/01/2020	2,583,064	2,549,156
FHLMC 5.500% 06/01/2017- 11/01/2031	220,519	219,710
FHLMC 6.000% 04/01/2017- 02/01/2018	72,138	73,755
FHLMC 7.000% 09/01/2031	18,560	19,369
FHLMC 7.500% 09/01/2024- 02/01/2030	116,018	123,349
Total Pass-Through Securities		2,985,339
		3,160,699
Federal National Mortgage Association (FNMA) — 18.0%
Pass-Through Securities
FNMA 4.500% 09/01/2018- 07/01/2020	10,344,639	10,005,838
FNMA 5.000% 03/01/2018- 09/01/2035	12,193,168	11,804,108

	Principal Amount	Market Value
FNMA 5.500% 03/01/2017- 09/01/2035	$19,757,335	$19,519,281
FNMA 6.420% 11/01/2008	113,791	117,762
FNMA 6.500% 07/01/2016	35,340	36,542
FNMA 7.500% 04/01/2031- 06/01/2031	71,611	75,695
FNMA Strip 0.000% 01/01/2034	2,557,708	1,831,958
FNMA TBA(b) 5.000% 11/01/2035	9,500,000	9,140,781
FNMA TBA(b) 5.500% 11/01/2020- 11/01/2035	9,887,000	9,911,201
Total Pass-Through Securities		62,443,166
Government National Mortgage Association (GNMA) — 1.4%
Pass-Through Securities
GNMA 5.000% 09/15/2033	1,679,179	1,642,971
GNMA 5.500% 06/15/2033	2,286,790	2,288,219
GNMA 6.000% 03/15/2033	136,452	139,191
GNMA 6.500% 03/15/2031- 09/15/2032	302,810	315,362
GNMA 7.000% 10/15/2027- 08/15/2032	226,539	238,971
GNMA 8.000% 08/15/2026- 03/15/2027	43,450	46,249
Total Pass-Through Securities		4,670,963
Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV TVA 4.687% 01/15/2022	96,061	94,493
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $71,858,897)		70,369,321
U.S. TREASURY OBLIGATIONS — 28.4%
U.S. Treasury Bonds — 4.4%
U.S. Treasury Bond(c) 6.125% 08/15/2029	11,170,000	13,238,195

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
U.S. Treasury Bond 7.125% 02/15/2023	$1,500,000	$1,901,016
		15,139,211
U.S. Treasury Notes — 24.0%
U.S. Treasury Note 1.875% 11/30/2005	7,500,000	7,488,281
U.S. Treasury Note 3.375% 11/15/2008	1,350,000	1,309,711
U.S. Treasury Note 3.375% 10/15/2009	21,130,000	20,309,562
U.S. Treasury Note 3.875% 05/15/2010	4,925,000	4,804,184
U.S. Treasury Note 4.000% 11/15/2012	35,000	33,923
U.S. Treasury Note 4.000% 02/15/2014	10,455,000	10,046,602
U.S. Treasury Note 4.000% 02/15/2015	30,780,000	29,433,375
U.S. Treasury Note 5.000% 02/15/2011	8,395,000	8,602,252
U.S. Treasury Note 5.000% 08/15/2011	1,055,000	1,082,529
		83,110,419
TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,597,781)		98,249,630
TOTAL BONDS & NOTES (Cost $347,914,326)		342,165,014
TOTAL LONG TERM INVESTMENTS (Cost $348,055,209)		342,241,517
SHORT-TERM INVESTMENTS — 6.0%
Commercial Paper
CVS Corp. 3.900% 11/03/2005	4,920,000	4,918,934
Dow Jones & Company 3.990% 11/02/2005	6,485,000	6,484,281
Engelhard Corp. 4.050% 11/04/2005	3,645,000	3,643,770
Fortune Brands, Inc. 4.100% 11/07/2005	2,708,000	2,706,150
Oge Energy Corp. 3.990% 11/01/2005	2,944,000	2,944,000
Textron Financial 3.920% 11/02/2005	182,000	181,979
		20,879,114
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		20,879,114

Market Value
TOTAL INVESTMENTS — 104.7% (Cost $368,934,323)(d)	$363,120,631
Other Assets/ (Liabilities) — (4.7%)	(16,487,834)
NET ASSETS — 100.0%	$346,632,797

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $19,147,252 or 5.5% of net assets.

(b)  A portion of this security is purchased on a forward commitment basis (Note 2).

(c)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 3.6%
COMMON STOCK — 3.0%
Automotive & Parts — 0.1%
DaimlerChrysler AG Registered	980	$49,405
Ford Motor Co.	5,260	43,763
The Goodyear Tire & Rubber Co.(a) (b)	3,300	51,612
Volkswagen AG(b)	840	46,085
		190,865
Banking, Savings & Loans — 0.2%
Beverly Hills Bancorp, Inc.	20,900	213,180
BNP Paribas SA	680	51,916
Fannie Mae	1,170	55,598
Lloyds TSB Group PLC	6,310	52,032
National City Corp.(b)	1,530	49,312
		422,038
Broadcasting, Publishing & Printing — 0.1%
Liberty Global, Inc. Cl. A(a)	4,872	120,679
Liberty Global, Inc. Cl. C(a)	4,872	115,564
Pagesjuanes	1,910	49,562
		285,805
Building Materials & Construction — 0.0%
Louisiana-Pacific Corp.	1,890	47,118
Pilkington PLC	21,210	57,887
		105,005
Chemicals — 0.1%
Pioneer Cos., Inc.(a)	6,200	145,638
Tosoh Corp.	12,160	54,320
		199,958
Commercial Services — 0.0%
Aggreko PLC	12,410	52,762
Orion Network Systems, Inc.	77,000	91,341
		144,103
Communications — 0.3%
ADC Telecommunications, Inc.(a)	2,260	39,437
NTL, Inc.(a) (b)	9,700	594,804
Oki Electric Industry Co., Ltd.	15,200	47,846
		682,087

	Number of Shares	Market Value
Communications Equipment — 0.0%
Motorola, Inc.	2,320	$51,411
Computer Integrated Systems Design — 0.0%
Autodesk, Inc.	1,110	50,094
Cosmetics & Personal Care — 0.0%
Douglas Holding AG	1,370	52,409
Electric Utilities — 0.1%
Allegheny Energy, Inc.(a) (b)	1,660	46,912
American Electric Power Co., Inc.	1,290	48,968
CMS Energy Corp.(a) (b)	3,150	46,966
E.ON AG	570	52,014
Edison International	1,060	46,386
RWE AG	790	50,809
Scottish Power PLC	5,160	50,806
TXU Corp.	450	45,337
		388,198
Electrical Equipment & Electronics — 0.1%
Nvidia Corp.(a)	1,480	49,654
Rolls-Royce Group PLC	7,790	50,627
Tokyo Electron Ltd.	969	48,765
		149,046
Energy — 0.3%
Amerada Hess Corp.	380	47,538
Ashland, Inc.	930	49,764
Burlington Resources, Inc.	630	45,499
ChevronTexaco Corp.	810	46,227
ConocoPhillips	750	49,035
Devon Energy Corp.	750	45,285
EOG Resources, Inc.	670	45,413
Halliburton Co.	750	44,325
Kinder Morgan, Inc.(b)	540	49,086
Marathon Oil Corp.	747	44,940
Nippon Mining Holdings, Inc.	6,560	48,502
Occidental Petroleum Corp.	610	48,117
Sempra Energy	1,090	48,287
Sunoco, Inc.	660	49,170
TonenGeneral Sekiyu KK	4,852	54,294
Valero Energy Corp.	450	47,358
		762,840
Financial Services — 0.6%
Criimi MAE, Inc. REIT	16,100	315,399
Deutsche Boerse AG	550	52,112
E*Trade Financial Corp.(a)	2,960	54,908
Icap PLC	7,900	48,573

	Number of Shares	Market Value
Lehman Brothers Holdings, Inc.	440	$52,655
Matsui Securities Co., Ltd.	4,230	47,641
Schroders PLC	3,130	47,844
Societe Generale Cl. A	460	52,887
Telewest Global, Inc.(a)	34,500	786,945
		1,458,964
Healthcare — 0.0%
Humana, Inc.(a)	1,070	47,497
Heavy Construction — 0.0%
Technip SA	880	48,250
Vinci SA	600	47,193
		95,443
Heavy Machinery — 0.1%
Amada Co., Ltd.	6,490	49,765
Hochtief AG	1,170	47,609
Kubota Corp.	7,470	54,584
		151,958
Home Construction, Furnishings & Appliances — 0.1%
Centex Corp.	790	50,836
D.R. Horton, Inc.	1,410	43,273
KB Home(b)	710	46,398
Pulte Homes, Inc.(b)	1,200	45,348
Walter Industries, Inc.(b)	2,200	100,474
		286,329
Industrial Services — 0.1%
BPB PLC	4,010	52,192
MAN AG	1,010	47,219
Suez SA	1,800	49,074
		148,485
Insurance — 0.2%
Britannic PLC	4,780	50,472
Chubb Corp.	580	53,923
Cigna Corp.	440	50,983
Conseco, Inc.	5,300	107,590
Friends Provident PLC	15,850	49,741
The Hartford Financial Services Group, Inc.	680	54,230
Loews Corp.	560	52,069
St. Paul Travelers Cos.	1,190	53,586
UnumProvident Corp.(b)	2,520	51,131
		523,725
Machinery & Components — 0.0%
Cummins, Inc.(b)	590	50,368

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Metals & Mining — 0.2%
Allegheny Technologies, Inc.	1,700	$48,807
Arcelor	2,220	53,084
Daido Steel Co., Ltd.	8,005	55,600
Nippon Steel Corp.	13,870	49,684
Nucor Corp.	890	53,267
Phelps Dodge Corp.	400	48,188
Rio Tinto PLC	1,270	48,792
Sumitomo Metal Industries, Ltd.	14,690	51,218
Tokyo Steel Mfg Co., Ltd.	3,321	43,692
United States Steel Corp.(b)	1,250	45,663
		497,995
Pharmaceuticals — 0.1%
Charles River Laboratories International, Inc.(a)	1,700	74,392
King Pharmaceuticals, Inc.(a)	3,430	52,925
Shionogi & Co., Ltd.	4,000	48,874
		176,191
Photography Equipment/Supplies — 0.0%
Nikon Corp.	4,000	51,428
Prepackaged Software — 0.0%
Novell, Inc.(a)	6,870	52,349
Real Estate — 0.1%
Gecina SA	440	48,960
IVG Holding AG	2,520	48,928
Klepierre	520	49,078
Unibail	360	47,884
Vornado Realty Trust	590	47,790
		242,640
Telephone Utilities — 0.1%
Equinix, Inc.(a)	2,900	106,981
USA Mobility, Inc.(a)	3,400	85,034
		192,015
Tobacco — 0.0%
Altria Group, Inc.	700	52,535
British American Tobacco PLC	2,470	54,673
		107,208
Transportation — 0.1%
Exel PLC	2,400	51,537
Keisei Electric Co.	9,492	62,061
TUI AG(b)	2,440	47,741
		161,339
Water Companies — 0.0%
Kelda Group PLC	4,200	52,022

	Number of Shares	Market Value
United Utilities PLC	4,500	$49,929
		101,951
TOTAL COMMON STOCK (Cost $7,373,679)		7,829,744
PREFERRED STOCK — 0.6%
Financial Services — 0.2%
Pennsylvania Real Estate Investment Trust REIT	2,000	114,800
Sovereign Real Estate Investment Corp. REIT(a) (c)	200	288,000
		402,800
Foods — 0.4%
Doane Pet Care Co.(a)	10,000	1,040,000
TOTAL PREFERRED STOCK (Cost $947,000)		1,442,800
TOTAL EQUITIES (Cost $8,320,679)		9,272,544
	Principal Amount
BONDS & NOTES — 87.3%
ASSET BACKED SECURITIES — 0.9%
Financial Services — 0.9%
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3 3.580% 01/15/2009	$180,000	176,344
CIT Equipment Collateral, Series 2004-DFS, Class A2(c) 2.660% 11/20/2006	187,899	187,106
Consumer Credit Reference IDX Securities Program, Series 2002-2A, Class FX(c) 10.421% 03/22/2007	559,000	581,844
Daimler Chrysler Auto Trust, Series 2004-B, Class A2 2.480% 02/08/2007	21,061	21,041
Daimler Chrysler Auto Trust, Series 2004-C, Class A2 2.620% 06/08/2007	148,703	148,215

	Principal Amount	Market Value
Daimler Chrysler Auto Trust, Series 2005-A, Class A2 3.170% 09/08/2007	$162,316	$161,808
Ford Credit Auto Owner Trust, Series 2004-A, Class A2 2.130% 10/15/2006	50,527	50,456
Ford Credit Auto Owner Trust, Series 2005-A, Class A3 3.480% 11/15/2008	130,000	128,314
Goldman Sachs Asset Management CBO Ltd., Series 1A, Class D(c) 12.540% 06/13/2011	224,000	6,720
Green Tree Financial Corp., Series 1997-5, Class M1 6.950% 05/15/2029	186,000	147,285
Harley-Davidson Motorcycle Trust, Series 2003-3, Class A1 1.500% 01/15/2008	19,594	19,563
Honda Auto Receivables Owner Trust, Series 2005-1, Class A2 3.210% 05/21/2007	74,271	74,016
Mirant Mid Atlantic LLC, Series 2001, Class A(d) 8.625% 06/30/2012	114,019	120,860
Nissan Auto Lease Trust, Series 2004-A, Class A2 2.550% 01/15/2007	52,924	52,799
Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF2 3.914% 05/25/2035	40,000	39,338
SSB RV Trust, Series 2001-1, Class B 6.640% 04/15/2018	93,000	95,107
USAA Auto Owner Trust, Series 2004-2, Class A2 2.410% 02/15/2007	33,780	33,738
USAA Auto Owner Trust, Series 2004-3, Class AW 2.790% 06/15/2007	78,059	77,876

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Volkswagen Auto Lease Trust, Series 2004-A, Class A2 2.470% 01/22/2007	$85,512	$85,237
Wachovia Auto Owner Trust, Series 2004-B, Class A2 2.400% 05/21/2007	49,654	49,530
Wells Fargo Home Equity Trust, Series 2004-2, Class AI1B 2.940% 02/25/2018	133,051	131,887
TOTAL ASSET BACKED SECURITIES (Cost $2,446,175)		2,389,084
CORPORATE DEBT — 33.1%
Advertising — 0.2%
Lamar Media Corp.(c) 6.625% 08/15/2015	224,000	225,680
Vertis, Inc. 9.750% 04/01/2009	184,000	186,760
		412,440
Aerospace & Defense — 0.1%
Alliant Techsystems, Inc. 8.500% 05/15/2011	108,000	112,860
BE Aerospace, Inc. 8.875% 05/01/2011	71,000	74,372
TransDigm, Inc. 8.375% 07/15/2011	116,000	120,640
		307,872
Air Transportation — 0.0%
AMR Corp.(b) 9.000% 08/01/2012	50,000	34,500
ATA Holdings Corp.(d) 13.000% 02/01/2009	382,000	15,280
Petroleum Helicopters, Inc. 9.375% 05/01/2009	75,000	78,562
		128,342
Apparel, Textiles & Shoes — 0.4%
Collins & Aikman Floor Cover Co. 9.750% 02/15/2010	71,000	66,385
INVISTA(c) 9.250% 05/01/2012	320,000	343,600
Levi Strauss & Co. 8.254% 04/01/2012	120,000	119,100
Levi Strauss & Co. 9.750% 01/15/2015	340,000	343,400

	Principal Amount	Market Value
Quicksilver, Inc.(c) 6.875% 04/15/2015	$100,000	$92,750
Russell Corp. 9.250% 05/01/2010	93,000	93,697
		1,058,932
Automotive & Parts — 0.9%
Asbury Automotive Group, Inc. 9.000% 06/15/2012	220,000	217,250
Autonation, Inc. 9.000% 08/01/2008	105,000	113,400
Dana Corp. 10.125% 03/15/2010	130,000	121,225
Dura Operating Corp., Series B(b) 8.625% 04/15/2012	193,000	163,567
Eagle-Picher Industries, Inc.(b) (d) 9.750% 09/01/2013	100,000	74,500
Ford Motor Co. 7.450% 07/16/2031	100,000	73,500
General Motors Acceptance Corp.(b) 5.850% 01/14/2009	400,000	382,394
General Motors Acceptance Corp. 7.250% 03/02/2011	150,000	147,540
General Motors Corp.(b) 8.375% 07/15/2033	100,000	74,125
The Goodyear Tire & Rubber Co.(b) 7.857% 08/15/2011	219,000	209,145
The Goodyear Tire & Rubber Co.(b) (c) 9.000% 07/01/2015	190,000	183,350
Navistar International Corp. 6.250% 03/01/2012	60,000	53,850
Tenneco Automotive, Inc.(b) 8.625% 11/15/2014	249,000	237,795
Tenneco Automotive, Inc. 10.250% 07/15/2013	116,000	125,280
TRW Automotive, Inc. 9.375% 02/15/2013	73,000	78,475
		2,255,396
Banking, Savings & Loans — 4.0%
Alamosa Delaware, Inc. 12.500% 02/01/2011	209,000	225,720
Bank Plus Corp. 12.000% 07/18/2007	155,000	166,625

	Principal Amount	Market Value
Bankunited Capital Trust Preferred 10.250% 12/31/2026	$375,000	$408,750
Barclays Bank PLC, RUB(f) 0.000% 08/18/2008	132,000,000	3,943,252
Dresdner Bank AG for Ukreximbank 8.750% 02/10/2010	220,000	224,125
E*Trade Financial Corp.(c) 7.375% 09/15/2013	36,000	35,460
E*Trade Financial Corp.(c) 8.000% 06/15/2011	105,000	106,575
Ford Motor Credit Co.(b) 5.625% 10/01/2008	250,000	233,530
Ford Motor Credit Co. 5.800% 01/12/2009	200,000	183,170
Ford Motor Credit Co. 7.375% 10/28/2009	100,000	95,417
HSBC Bank PLC 0.000% 01/12/2010	800,000	502,776
ING Bank NUAH(c)(f) 11.890% 12/30/2009	290,000	72,162
JP Morgan Jersey, Ltd., MTNG 0.000% 01/02/2015	2,170,000	236,146
JSG Funding PLC 7.750% 04/01/2015	90,000	72,000
JSG Funding PLC 9.625% 10/01/2012	119,000	114,240
Kuznetski Capital for Bank of Moscow(c) 7.375% 11/26/2010	485,000	500,762
Sensus Metering Systems, Inc. 8.625% 12/15/2013	200,000	182,000
Trump Entertainment Resorts, Inc.(b) 8.500% 06/01/2015	50,000	48,437
UBS AG, Jersey Branch, MTN(f) 04/20/2010	1,020,000	1,070,319
UBS Luxembourg SA 6.230% 02/11/2015	690,000	696,272
Visteon Corp. 7.000% 03/10/2014	75,000	63,281
Visteon Corp. 8.250% 08/01/2010	150,000	138,562
VTB Capital SA(c) 6.250% 07/02/2035	800,000	802,000

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Western Financial Bank Corp. 9.625% 05/15/2012	$142,000	$162,235
		10,283,816
Beverages — 0.1%
Argentine Beverages Financial Trust(c) 7.375% 03/22/2012	135,000	135,000
Constellation Brands, Inc. 8.125% 01/15/2012	75,000	78,094
		213,094
Broadcasting, Publishing & Printing — 2.2%
Adelphia Communications Corp.(d) 8.125% 07/15/2033	80,000	51,200
Adelphia Communications Corp.(d) 8.375% 02/01/2008	164,000	106,190
Adelphia Communications Corp.(d) 10.250% 06/15/2011	100,000	68,750
Adelphia Communications Corp., Series B(d) 9.250% 10/01/2032	235,000	150,400
Allbritton Communications Co. 7.750% 12/15/2012	104,000	102,700
American Media Operations, Inc. 10.250% 05/01/2009	150,000	142,500
Block Communications, Inc. 9.250% 04/15/2009	112,000	118,160
Cablevision Systems Corp., Series B 8.000% 04/15/2012	100,000	95,500
CCH I Holdings LLC(c) 0.000% 05/15/2014	318,000	201,930
Corus Entertainment, Inc. 8.750% 03/01/2012	82,000	87,535
CSC Holdings, Inc. 7.625% 07/15/2018	200,000	191,000
CSC Holdings, Inc. 7.625% 04/01/2011	256,000	256,640

	Principal Amount	Market Value
Dex Media East LLC/ Dex Media East Finance Co. 9.875% 11/15/2009	$160,000	$174,000
Dex Media West LLC/ Dex Media Finance Co., Series B 8.500% 08/15/2010	91,000	95,322
Dex Media West LLC/ Dex Media Finance Co., Series B 9.875% 08/15/2013	160,000	176,400
Dex Media, Inc. 8.000% 11/15/2013	667,000	678,672
Emmis Operating Co. 6.875% 05/15/2012	104,000	102,700
Entercom Radio LLC/ Entercom Capital, Inc. 7.625% 03/01/2014	75,000	76,500
Granite Broadcasting Corp.(b) 9.750% 12/01/2010	300,000	280,500
Lin Television Corp. 6.500% 05/15/2013	122,000	115,595
Mediacom Broadband LLC(b) (c) 8.500% 10/15/2015	75,000	69,000
Mediacom LLC/ Mediacom Capital Corp.(b) 9.500% 01/15/2013	213,000	208,207
Medianews Group, Inc. 6.875% 10/01/2013	275,000	271,562
Primedia, Inc. 8.000% 05/15/2013	183,000	166,987
Primedia, Inc. 8.875% 05/15/2011	200,000	195,000
Radio One, Inc. 8.875% 07/01/2011	108,000	114,075
RH Donnelley Corp. 6.875% 01/15/2013	200,000	183,000
RH Donnelley Finance Corp. I(c) 8.875% 12/15/2010	104,000	111,280
RH Donnelley Finance Corp. I(c) 10.875% 12/15/2012	160,000	179,200
Shaw Communications, Inc., Series B 8.540% 09/30/2027	543,000	483,533
Sinclair Broadcast Group, Inc. 8.000% 03/15/2012	425,000	436,687
		5,690,725

	Principal Amount	Market Value
Building Materials & Construction — 0.0%
Goodman Global Holding Co., Inc.(b) (c) 7.875% 12/15/2012	$50,000	$47,000
Chemicals — 1.1%
ALROSA Finance SA(c) 8.875% 11/17/2014	400,000	459,000
Church & Dwight Co., Inc. 6.000% 12/15/2012	150,000	145,500
Compass Minerals Group, Inc. 10.000% 08/15/2011	42,000	45,255
Equistar Chemicals, LP/ Equistar Funding Corp. 8.750% 02/15/2009	206,000	214,755
Equistar Chemicals, LP/ Equistar Funding Corp. 10.625% 05/01/2011	99,000	107,910
Graham Packaging Co. 9.875% 10/15/2014	86,000	80,410
Huntsman International LLC(b) (c) 7.375% 01/01/2015	199,000	189,050
Huntsman International LLC 9.875% 03/01/2009	205,000	215,250
Huntsman International LLC 10.125% 07/01/2009	326,000	335,372
Huntsman International LLC 10.125% 07/01/2009	123,000	153,639
Huntsman International LLC 11.500% 07/15/2012	71,000	80,319
Innophos, Inc.(c) 8.875% 08/15/2014	200,000	200,000
ISP Holdings, Inc., Series B 10.625% 12/15/2009	153,000	160,650
Lyondell Chemical Co. 10.500% 06/01/2013	75,000	85,031
Lyondell Chemical Co., Series A 9.625% 05/01/2007	276,000	288,420
PCI Chemicals Canada, Inc., Series B 10.000% 12/31/2008	95,000	99,750
Rhodia SA(b) 10.250% 06/01/2010	94,000	100,110
		2,960,421

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Commercial Services — 1.2%
Aleris International, Inc. 10.375% 10/15/2010	$95,000	$103,787
Allied Waste North America(b) (c) 7.250% 03/15/2015	120,000	118,800
Allied Waste North America 9.250% 09/01/2012	16,000	17,246
Allied Waste North America, Inc. 8.875% 04/01/2008	615,000	641,137
Cenveo Corp. 9.625% 03/15/2012	220,000	232,100
Comforce Operating, Inc. 12.000% 12/01/2007	109,000	109,000
Corrections Corp. of America 6.250% 03/15/2013	125,000	122,969
DI Finance/DynCorp International(c) 9.500% 02/15/2013	155,000	160,812
Inland Fiber Group LLC(d) 9.625% 11/15/2007	186,000	96,255
Iron Mountain, Inc. 7.750% 01/15/2015	68,000	67,660
Jacuzzi Brands, Inc. 9.625% 07/01/2010	81,000	84,645
NDCHealth Corp. 10.500% 12/01/2012	138,000	157,147
Quintiles Transnational Corp. 10.000% 10/01/2013	91,000	100,441
Rotech Healthcare, Inc. 9.500% 04/01/2012	194,000	206,125
Standard Parking Corp. 9.250% 03/15/2008	182,000	178,360
United Rentals North America, Inc.(b) 7.000% 02/15/2014	491,000	451,720
Universal Compression, Inc. 7.250% 05/15/2010	119,000	121,380
Valor Telecommunications Enterprises LLC/ Finance Corp. 7.750% 02/15/2015	60,000	58,725
		3,028,309
Communications — 1.3%
American Tower Corp. 7.500% 05/01/2012	153,000	159,502

	Principal Amount	Market Value
American Tower Escrow Corp. 0.000% 08/01/2008	$224,000	$172,760
Echostar DBS Corp. 6.625% 10/01/2014	412,000	399,640
Echostar DBS Corp. 9.125% 01/15/2009	82,000	86,100
Intelsat Bermuda Ltd.(c) 8.625% 01/15/2015	370,000	374,625
Inter-American Development Bank 0.000% 12/08/2009	250,000	101,841
L-3 Communications Corp. 5.875% 01/15/2015	149,000	141,550
L-3 Communications Corp. 6.125% 01/15/2014	100,000	97,750
L-3 Communications Corp.(c) 6.375% 10/15/2015	185,000	182,687
Lucent Technologies, Inc. 6.450% 03/15/2029	501,000	428,355
PanAmSat Corp. 9.000% 08/15/2014	253,000	266,282
PanAmSat Holding Corp. 10.375% 11/01/2014	75,000	51,187
SBA Communications Corp. 8.500% 12/01/2012	227,000	247,430
SBA Telecommunications, Inc./SBA Communications Corp.(c) 9.750% 12/15/2011	142,000	128,155
Time Warner Telecom Holdings, Inc. 9.250% 02/15/2014	340,000	340,000
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.750% 07/15/2008	83,000	84,245
		3,262,109
Computer Related Services — 0.0%
Seagate Technology HDD Holdings Corp. 8.000% 05/15/2009	82,000	85,792
Electric Utilities — 1.2%
AES Corp.(c) 8.750% 05/15/2013	302,000	326,160

	Principal Amount	Market Value
AES Red Oak LLC, Series A 8.540% 11/30/2019	$137,836	$155,238
Calpine Canada Energy Finance Ulc(b) 8.500% 05/01/2008	275,000	148,500
Calpine Corp. (FRN)(b) (c) 9.900% 07/15/2007	275,655	213,633
CMS Energy Corp. 8.500% 04/15/2011	93,000	101,602
Edison Mission Energy Corp. 9.875% 04/15/2011	71,000	82,715
Eletropaulo Metropolitana de Sao Paulo SA(c) 19.125% 06/28/2010	325,000	150,044
Midwest Generation LLC 8.750% 05/01/2034	309,000	338,355
NRG Energy Inc. 8.000% 12/15/2013	308,000	335,720
Reliant Energy, Inc. 6.750% 12/15/2014	100,000	93,000
Reliant Energy, Inc. 9.250% 07/15/2010	148,000	155,400
Reliant Energy, Inc. 9.500% 07/15/2013	290,000	308,850
Sierra Pacific Resources(c) 6.750% 08/15/2017	174,000	173,130
TECO Energy, Inc. 7.200% 05/01/2011	65,000	67,925
Texas Genco LLC/Texas Genco Financing Corp.(c) 6.875% 12/15/2014	76,000	81,320
TXU Corp., Series P 5.550% 11/15/2014	400,000	367,688
		3,099,280
Electrical Equipment & Electronics — 0.5%
Advanced Micro Devices, Inc. 7.750% 11/01/2012	275,000	275,000
Amkor Technology, Inc. 9.250% 02/15/2008	162,000	154,710
DirecTV Holdings LLC/ DirecTV Financing Co. 8.375% 03/15/2013	231,000	250,057
Flextronics International, Ltd. 6.250% 11/15/2014	294,000	285,180

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Sanmina-SCI Corp.(b) 6.750% 03/01/2013	$85,000	$79,475
Stoneridge, Inc. 11.500% 05/01/2012	173,000	178,190
Ucar Finance, Inc. 10.250% 02/15/2012	89,000	93,895
		1,316,507
Energy — 2.4%
Chesapeake Energy Corp. 6.875% 01/15/2016	252,000	255,150
Clayton William Energy(c) 7.750% 08/01/2013	50,000	48,250
Delta Petroleum Corp. 7.000% 04/01/2015	40,000	37,800
Dynegy Holdings, Inc. 6.875% 04/01/2011	59,000	56,493
Dynegy Holdings, Inc. 8.750% 02/15/2012	67,000	70,852
Dynegy Holdings, Inc.(c) 10.125% 07/15/2013	387,000	425,700
El Paso Corp.(b) 7.875% 06/15/2012	263,000	268,260
EL Paso Production Holding Co. 7.750% 06/01/2013	409,000	421,270
Forest Oil Corp. 7.750% 05/01/2014	130,000	136,825
Newfield Exploration Co. 6.625% 09/01/2014	200,000	203,500
Newfield Exploration Co. 8.375% 08/15/2012	121,000	129,772
Pacific Energy Partners LP/Pacific Energy Finance Corp.(c) 6.250% 09/15/2015	25,000	24,687
Pemex Project Funding Master Trust 7.375% 12/15/2014	319,000	348,667
Pemex Project Funding Master Trust 8.500% 02/15/2008	129,000	138,030
Pemex Project Funding Master Trust 9.125% 10/13/2010	284,000	326,174
Penn National Gaming, Inc. 6.750% 03/01/2015	60,000	57,600
Penn National Gaming, Inc. 8.875% 03/15/2010	138,000	144,037

	Principal Amount	Market Value
The Premcor Refining Group, Inc. 9.500% 02/01/2013	$186,000	$207,855
Sonat, Inc. 7.625% 07/15/2011	172,000	172,860
Southern Natural Gas Co. 7.350% 02/15/2031	198,000	197,855
Southern Natural Gas Co. 8.000% 03/01/2032	168,000	180,506
Southern Natural Gas Co. 8.875% 03/15/2010	101,000	108,396
Stone Energy Corp. 6.750% 12/15/2014	250,000	237,500
Targa Resources, Inc.(c) 8.500% 11/01/2013	130,000	131,950
Tennessee Gas Pipeline Co. 7.500% 04/01/2017	524,000	551,511
Tesoro Corp.(b) 9.625% 04/01/2012	88,000	96,140
Titan Petrochemicals Group, Ltd.(c) 8.500% 03/18/2012	224,000	211,680
Whiting Petroleum Corp. 7.250% 05/01/2012	200,000	201,500
Williams Cos., Inc. 7.125% 09/01/2011	688,000	709,500
Williams Cos., Inc. 8.750% 03/15/2032	75,000	86,531
		6,186,851
Entertainment & Leisure — 0.9%
AMC Entertainment, Inc. 9.500% 02/01/2011	263,000	249,192
American Casino & Entertainment Properties LLC 7.850% 02/01/2012	200,000	205,000
Caesars Entertainment, Inc. 7.875% 03/15/2010	261,000	278,291
Chukchansi Economic Development Authority(c) 8.000% 11/15/2013	50,000	50,000
Cinemark USA, Inc. 9.000% 02/01/2013	171,000	176,557
Cinemark, Inc. 9.750% 03/15/2014	171,000	120,982
Gaylord Entertainment Co. 8.000% 11/15/2013	200,000	208,500

	Principal Amount	Market Value
Mohegan Tribal Gaming Authority 6.125% 02/15/2013	$60,000	$58,050
Mohegan Tribal Gaming Authority 6.375% 07/15/2009	123,000	123,000
Mohegan Tribal Gaming Authority 6.875% 02/15/2015	185,000	185,000
Mohegan Tribal Gaming Authority 8.000% 04/01/2012	100,000	104,125
Pinnacle Entertainment, Inc. 8.250% 03/15/2012	275,000	272,937
Range Resources Corp. 6.375% 03/15/2015	60,000	59,400
Six Flags, Inc. 8.875% 02/01/2010	124,000	123,070
Six Flags, Inc.(b) 9.750% 04/15/2013	200,000	199,000
		2,413,104
Financial Services — 6.0%
American Commercial Lines/ACL Finance Corp. 9.500% 02/15/2015	35,000	38,150
Arbor I Ltd.(c) 18.910% 06/15/2006	250,000	252,500
Aries Vermoegensverwaltungs GmbH(c) 7.750% 10/25/2009	250,000	347,725
Aries Vermoegensverwaltungs GmbH, Reg S 9.600% 10/25/2014	1,250,000	1,601,625
BCP Crystal Holdings Corp. 9.625% 06/15/2014	373,000	410,300
Cascadia, Ltd.(c) 6.915% 06/13/2008	250,000	250,800
CCM Merger Inc. 8.000% 08/01/2013	130,000	128,700
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp. 10.500% 10/01/2014	90,000	62,325
Dow Jones CDX HY(b) (c) (e) 8.250% 06/29/2010	4,531,520	4,469,212

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Dow Jones CDX HY(b) (c) 8.750% 12/29/2010	$1,815,000	$1,796,284
Emblem Finance Co., Ltd.(c) 7.070% 06/20/2010	340,000	340,105
FelCor Lodging, LP REIT 9.000% 06/01/2011	101,000	108,701
Hanover Equipment Trust, Class A 8.500% 09/01/2008	32,000	33,280
Host Marriott, LP REIT 6.375% 03/15/2015	140,000	135,800
Host Marriott, LP REIT 9.500% 01/15/2007	186,000	194,137
Johor Corp., Series P3 1.000% 07/31/2012	1,870,000	517,656
Meristar Hospitality Corp. REIT(b) 9.125% 01/15/2011	185,000	197,256
MeriStar Hospitality Operating Partnership, LP/MeriStar Hospitality Finance Corp. REIT 10.500% 06/15/2009	104,000	109,850
Milacron Escrow Corp. 11.500% 05/15/2011	145,000	124,700
Mirant Americas Generation LLC(d) 7.625% 05/01/2006	86,000	103,200
Morgan Stanley(c) 0.000% 05/20/2010	350,000	379,750
Nell AF SARL(b) 8.375% 08/15/2015	445,000	427,200
Ocwen Capital Trust 1 10.875% 08/01/2027	196,000	205,800
Petroleum Export LLC/ Cayman SPV(c) 5.265% 06/15/2011	1,115,000	1,100,951
Pioneer 2002 Ltd.(c) 8.410% 06/15/2006	250,000	250,025
Pioneer 2002 Ltd.(c) 9.160% 06/15/2006	250,000	252,250
Pioneer 2002 Ltd.(c) 9.410% 06/15/2006	250,000	250,525
Rainbow National Services LLC(c) 8.750% 09/01/2012	101,000	106,050
Redwood Capital V Ltd.(c) 7.700% 01/09/2007	250,000	249,625
Tengizchevroil Finance Co. SARL, Series A(c) 6.124% 11/15/2014	663,000	664,657

	Principal Amount	Market Value
Trustreet Properties, Inc. 7.500% 04/01/2015	$105,000	$106,312
Trustreet Properties, Inc. 7.500% 04/01/2015	50,000	50,625
Universal City Development Partners 11.750% 04/01/2010	142,000	159,217
WMG Holdings Corp. 9.500% 12/15/2014	241,000	165,687
		15,590,980
Foods — 0.5%
American Seafoods Group LLC 10.125% 04/15/2010	175,000	185,500
Del Monte Corp.(c) 6.750% 02/15/2015	50,000	48,562
Del Monte Corp. 8.625% 12/15/2012	145,000	154,425
Doane Pet Care Co.(c) 10.625% 11/25/2015	65,000	65,812
Doane Pet Care Co. 10.750% 03/01/2010	233,000	251,057
Dole Food Co., Inc. 8.625% 05/01/2009	71,000	73,396
Smithfield Foods, Inc.(b) 7.625% 02/15/2008	114,000	117,135
Swift & Co. 10.125% 10/01/2009	75,000	79,125
United Biscuits Finance PLC 10.750% 04/15/2011	149,000	281,182
		1,256,194
Forest Products & Paper — 1.1%
Associated Materials, Inc. 9.750% 04/15/2012	89,000	82,770
Berry Plastics Corp. 10.750% 07/15/2012	119,000	122,570
Boise Cascade LLC 7.125% 10/15/2014	123,000	109,470
Fort James Corp. 6.875% 09/15/2007	93,000	94,860
Georgia-Pacific Corp. 8.125% 05/15/2011	194,000	210,490
Georgia-Pacific Corp. 9.375% 02/01/2013	239,000	263,497
Graphic Packaging International Corp. 8.500% 08/15/2011	312,000	301,080
Graphic Packaging International Corp. 9.500% 08/15/2013	95,000	85,262

	Principal Amount	Market Value
Mercer International, Inc. 9.250% 02/15/2013	$85,000	$71,400
Playtex Products, Inc. 8.000% 03/01/2011	108,000	112,725
Playtex Products, Inc. 9.375% 06/01/2011	212,000	219,420
Pliant Corp.(b) 11.125% 09/01/2009	100,000	81,500
Smurfit-Stone Container Enterprises, Inc. 8.250% 10/01/2012	100,000	94,250
Solo Cup Co.(b) 8.500% 02/15/2014	117,000	95,940
Stone Container Corp. 8.375% 07/01/2012	175,000	167,125
Stone Container Corp. 9.250% 02/01/2008	168,000	170,940
Stone Container Corp. 9.750% 02/01/2011	294,000	294,000
Tembec Industries, Inc.(b) 7.750% 03/15/2012	149,000	93,125
Western Forest Products, Inc.(c)
15.000% 07/28/2009	119,000	116,620
		2,787,044
Healthcare — 1.0%
Ameripath, Inc. 10.500% 04/01/2013	104,000	108,160
Community Health Systems, Inc. 6.500% 12/15/2012	119,000	117,810
DaVita, Inc. 6.625% 03/15/2013	120,000	121,500
DaVita, Inc. 7.250% 03/15/2015	200,000	202,000
Extendicare Health Services, Inc. 9.500% 07/01/2010	71,000	75,615
HCA, Inc. 6.300% 10/01/2012	343,000	337,542
HCA, Inc. 6.375% 01/15/2015	302,000	296,335
Healthsouth Corp.(a) (b) 7.625% 06/01/2012	491,000	461,540
Psychiatric Solutions, Inc. 7.750% 07/15/2015	60,000	61,800
Select Medical Corp. 7.625% 02/01/2015	220,000	204,050
Tenet Healthcare Corp. 6.375% 12/01/2011	148,000	129,130

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Tenet Healthcare Corp. 9.875% 07/01/2014	$241,000	$233,167
Triad Hospitals, Inc. 7.000% 11/15/2013	300,000	300,000
		2,648,649
Heavy Construction — 0.1%
NTK Holdings Inc.(b) 10.750% 03/01/2014	195,000	117,000
WCI Communities, Inc. 9.125% 05/01/2012	130,000	130,650
		247,650
Heavy Machinery — 0.3%
Douglas Dynamics LLC(c) 7.750% 01/15/2012	86,000	82,990
K. Hovnanian Enterprises, Inc. 8.875% 04/01/2012	97,000	100,880
NMHG Holding Co. 10.000% 05/15/2009	89,000	95,007
Rexnord Corp. 10.125% 12/15/2012	80,000	87,600
Terex Corp. 9.250% 07/15/2011	101,000	107,817
Terex Corp. 10.375% 04/01/2011	205,000	218,837
		693,131
Home Construction, Furnishings & Appliances — 0.4%
Beazer Homes USA, Inc. 8.375% 04/15/2012	246,000	251,227
DR Horton, Inc. 9.375% 03/15/2011	78,000	82,364
DR Horton, Inc. 9.750% 09/15/2010	87,000	97,482
KB Home 8.625% 12/15/2008	76,000	80,090
Meritage Homes Corp. 6.250% 03/15/2015	60,000	52,200
Sealy Mattress Co. 8.250% 06/15/2014	71,000	72,065
Standard-Pacific Corp. 9.250% 04/15/2012	75,000	77,250
Toll Corp. 8.250% 12/01/2011	75,000	79,313
William Lyon Homes, Inc. 10.750% 04/01/2013	129,000	135,128
		927,119

	Principal Amount	Market Value
Household Products — 0.3%
Owens Brockway Glass Container, Inc. 7.750% 05/15/2011	$108,000	$110,700
Owens Brockway Glass Container, Inc. 8.750% 11/15/2012	298,000	319,605
Owens Brockway Glass Container, Inc. 8.875% 02/15/2009	216,000	225,720
		656,025
Industrial – Diversified — 0.1%
Koppers, Inc. 9.875% 10/15/2013	114,000	124,260
Tekni-Plex, Inc.(c) 10.875% 08/15/2012	35,000	37,362
Tekni-Plex, Inc. Series B(b) 12.750% 06/15/2010	170,000	75,650
		237,272
Insurance — 0.4%
Foundation Re Ltd.(c) 7.900% 11/24/2008	250,000	247,500
Pacificare Health Systems, Inc. 10.750% 06/01/2009	111,000	119,603
Parametric Re Ltd.(c) 7.780% 11/19/2007	300,000	309,534
Residential Reinsurance Ltd., Series B(c) 11.770% 06/06/2008	300,000	285,000
		961,637
Lodging — 1.3%
Aztar Corp. 9.000% 08/15/2011	149,000	157,568
Boyd Gaming Corp. 8.750% 04/15/2012	234,000	250,088
Intrawest Corp. 7.500% 10/15/2013	118,000	120,065
Isle of Capri Casinos, Inc. 7.000% 03/01/2014	178,000	168,210
Isle of Capri Casinos, Inc. 9.000% 03/15/2012	268,000	278,720
Kerzner International Ltd.(c) 6.750% 10/01/2015	125,000	118,750
Mandalay Resort Group 9.375% 02/15/2010	130,000	141,700

	Principal Amount	Market Value
Mandalay Resort Group 10.250% 08/01/2007	$179,000	$190,635
MGM Mirage 8.375% 02/01/2011	390,000	412,425
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	298,000	321,095
Station Casinos, Inc. 6.500% 02/01/2014	400,000	399,000
Station Casinos, Inc.(c) 6.875% 03/01/2016	60,000	60,450
Vail Resorts, Inc. 6.750% 02/15/2014	250,000	248,750
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/01/2014	547,000	521,018
		3,388,474
Medical Supplies — 0.3%
Dresser, Inc. 9.375% 04/15/2011	71,000	73,485
Fresenius Medical Care Capital Trust II 7.875% 02/01/2008	123,000	127,305
Fresenius Medical Care Capital Trust IV 7.875% 06/15/2011	112,000	120,400
MedQuest, Inc., Series B 11.875% 08/15/2012	223,000	220,213
Sybron Dental Specialties, Inc. 8.125% 06/15/2012	155,000	163,138
Universal Hospital Services, Inc. 10.125% 11/01/2011	91,000	91,228
		795,769
Metals & Mining — 1.0%
AK Steel Corp.(b) 7.750% 06/15/2012	200,000	179,750
AK Steel Corp.(b) 7.875% 02/15/2009	146,000	139,065
Arch Western Finance LLC 6.750% 07/01/2013	219,000	220,095
Century Aluminum Co. 7.500% 08/15/2014	70,000	69,125
Dayton Superior Corp.(b) 13.000% 06/15/2009	93,000	64,403
Earle M. Jorgenson Co. 9.750% 06/01/2012	194,000	207,580

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Foundation PA Coal Co. 7.250% 08/01/2014	$200,000	$204,500
Ispat Inland ULC 9.750% 04/01/2014	109,000	123,170
Kaiser Aluminum & Chemical Corp., Series B(b) (d) 10.875% 10/15/2006	168,000	160,440
Novelis, Inc.(c) 7.250% 02/15/2015	180,000	164,250
Oregon Steel Mills, Inc. 10.000% 07/15/2009	138,000	148,005
Peabody Energy Corp. 6.875% 03/15/2013	123,000	126,998
Steel Dynamics, Inc. 9.500% 03/15/2009	75,000	79,125
Trimas Corp. 9.875% 06/15/2012	307,000	248,670
United States Steel Corp. 9.750% 05/15/2010	69,000	75,210
United States Steel LLC 10.750% 08/01/2008	114,000	126,540
Wolverine Tube, Inc., Series B(b) 10.500% 04/01/2009	149,000	137,080
		2,474,006
Prepackaged Software — 0.2%
Sungard Data Systems Inc.(c) 9.125% 08/15/2013	295,000	299,425
Sungard Data Systems Inc.(c) 10.250% 08/15/2015	135,000	133,819
		433,244
Real Estate — 0.1%
Alderwoods Group, Inc. 7.750% 09/15/2012	200,000	206,500
Restaurants — 0.0%
Domino's, Inc. 8.250% 07/01/2011	87,000	90,045
Retail — 0.5%
Jean Coutu Group, Inc.(b) 8.500% 08/01/2014	203,000	188,283
Leslie's Poolmart 7.750% 02/01/2013	60,000	60,000
Neiman-Marcus Group, Inc.(c) 9.000% 10/15/2015	385,000	378,263
Neiman-Marcus Group, Inc.(c) 10.375% 10/15/2015	190,000	183,350

	Principal Amount	Market Value
Petco Animal Supplies, Inc. 10.750% 11/01/2011	$149,000	$161,479
Rite Aid Corp. 8.125% 05/01/2010	149,000	149,000
Rite Aid Corp. 9.500% 02/15/2011	75,000	78,750
Saks, Inc. 8.250% 11/15/2008	202,000	210,080
		1,409,205
Telephone Utilities — 2.6%
American Cellular Corp., Series B 10.000% 08/01/2011	150,000	162,000
AT&T Corp. 9.050% 11/15/2011	187,000	206,635
AT&T Corp. 9.750% 11/15/2031	200,000	243,500
Centennial Cellular Operating Co./ Centennial Communications Corp. 10.125% 06/15/2013	190,000	212,325
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.(c) 8.375% 04/30/2014	671,000	672,678
Dobson Communications Corp.(c) 8.050% 10/15/2012	40,000	38,500
Dobson Communications Corp. 8.875% 10/01/2013	83,000	81,133
Level 3 Communications, Inc.(b) 9.125% 05/01/2008	275,000	231,000
MCI, Inc. 6.688% 05/01/2009	300,000	310,875
Nextel Communications 7.375% 08/01/2015	700,000	740,920
Nextel Partners, Inc. 12.500% 11/15/2009	247,000	263,673
Orion Network Systems, Inc.(d) 12.500% 01/15/2007	446,000	249,760
Qwest Capital Funding, Inc.(b) 7.900% 08/15/2010	196,000	195,020

	Principal Amount	Market Value
Qwest Corp. 8.875% 03/15/2012	$560,000	$614,600
Qwest Services Corp. 13.500% 12/15/2010	514,000	587,245
Qwest Services Corp. 14.000% 12/15/2014	373,000	451,796
Rogers Wireless Communications, Inc. 7.500% 03/15/2015	319,000	342,128
Rogers Wireless Communications, Inc.(b) 8.000% 12/15/2012	6,000	6,345
Rural Cellular Corp. 9.625% 05/15/2008	82,000	83,435
Rural Cellular Corp.(b) 9.750% 01/15/2010	305,000	303,475
Rural Cellular Corp. 9.875% 02/01/2010	232,000	241,280
Telefonica Del Peru S.A., PEN(f) 8.000% 04/11/2016	828,300	245,879
Triton PCS, Inc.(b) 8.500% 06/01/2013	114,000	106,590
UbiquiTel Operating Co. 9.875% 03/01/2011	97,000	105,973
		6,696,765
Tobacco — 0.0%
RJ Reynolds Tobacco Holdings, Inc.(c) 6.500% 07/15/2010	60,000	58,950
Transportation — 0.4%
CP Ships Ltd. 10.375% 07/15/2012	237,000	267,810
Greenbrier Cos., Inc. 8.375% 05/15/2015	115,000	118,163
Kansas City Southern Railway, Co. 7.500% 06/15/2009	75,000	77,250
Navigator Gas Transport PLC(c) (d) 10.500% 06/30/2007	155,000	168,950
Royal Caribbean Cruises Ltd. 8.750% 02/02/2011	116,000	129,340
Stena AB 7.000% 12/01/2016	28,000	25,655
Stena AB 9.625% 12/01/2012	80,000	86,400
Teekay Shipping Corp. 8.875% 07/15/2011	75,000	84,938
		958,506
TOTAL CORPORATE DEBT (Cost $88,124,198)		85,267,155

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
Collateralized Mortgage Obligations
Financial Services — 5.5%
AESOP Funding II LLC, Series 2005-1A, Class A2(c) 4.220% 04/20/2009	$50,000	$50,007
Asset Securitization Corp., Series 1995-MD4, Class A4 7.384% 08/13/2029	186,000	193,386
Asset Securitization Corp., Series 1995-MD4, Class A5 7.384% 08/13/2029	745,000	773,361
Asset Securitization Corp., Series 1995-MD7, Class A1B 7.410% 01/13/2030	225,633	230,804
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 4.512% 12/10/2042	136,000	130,960
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A4 4.783% 07/10/2042	240,000	234,521
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A2 4.501% 07/10/2043	200,000	194,653
Banc of America Funding Corp., Series 2004-2, Class 2A1 6.500% 07/20/2032	170,177	172,016
Banc of America Mortgage Securities, Series 2004-8, Class 5A1 6.500% 05/25/2032	152,841	154,701
Banc of America Mortgage Securities, Series 2004-E, Class 2A9 3.712% 06/25/2034	29,872	29,844

	Principal Amount	Market Value
Banc of America Mortgage Securities, Series 2005-E, Class 2A2 4.994% 06/25/2035	$50,314	$50,140
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A2 4.945% 02/11/2041	70,000	68,881
BMW Vehicle Owner Trust, Series 2005-A, Class A2 3.660% 12/26/2007	200,078	199,370
Capital Auto Receivables Asset Trust, Series 2005-1, Class A2B 3.730% 07/16/2007	110,000	109,897
Capital One Prime Auto Receivables Trust, Series 2005-1, Class A2 4.240% 11/15/2007	260,000	259,288
Centex Home Equity, Series 2005-B, Class AF1 4.050% 03/25/2035	43,627	43,338
Centex Home Equity, Series 2005-C, Class AF1 4.196% 06/25/2035	138,443	137,318
Centex Home Equity, Series 2005-D, Class AF1 5.040% 10/25/2035	230,000	228,994
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class IA2 2.451% 11/25/2018	2,540	2,533
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-1, Class 1A2 2.427% 06/25/2019	43,028	42,819
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2 3.720% 12/15/2007	190,000	188,960

	Principal Amount	Market Value
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4 5.225% 09/15/2020	$230,000	$230,197
Countrywide Alternative Loan Trust, Series 2004-J9, Class 1A1 2.598% 10/25/2034	69,110	69,061
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500% 08/25/2032	382,195	385,998
Countrywide Asset-Backed Certificates, Series 2005-10, Class AF1 3.830% 09/20/2035	335,673	335,725
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF1B 4.317% 06/28/2035	152,004	151,169
Credit Suisse First Boston, Inc., Series A 07/05/2006	380,000	257,150
Daimler Chrysler Auto Trust, Series 2002-A, Class A4 4.490% 10/06/2008	71,433	71,436
Daimler Chrysler Auto Trust, Series 2005-B, Class A2 3.750% 12/08/2007	190,000	189,438
Equity One ABS, Inc., Series 2004-3, Class AF2 3.800% 07/25/2034	190,000	188,338
First Franklin Mtg. Asset-Backed Certificates, Series 2005-FF10, Class A3 4.248% 11/25/2035	280,000	280,000
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2 6.560% 11/18/2035	104,365	107,497

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Ford Credit Auto Owner Trust, Series 2005-B, Class A2 3.780% 09/15/2007	$163,157	$162,725
Ford Credit Auto Owner Trust, Series 2005-C, Class A2 4.240% 03/15/2008	260,000	258,869
FPL Energy National Wind(c) 5.608% 03/10/2024	73,307	70,757
FPL Energy National Wind(c) 6.125% 03/25/2019	38,956	37,840
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3 4.578% 06/10/2048	60,000	58,051
GE Capital Commerical Mortgage Corp., Series 2005-C3, Class A2 4.853% 07/10/2045	120,000	118,899
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3 6.869% 07/15/2029	73,836	75,717
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4 4.547% 12/10/2041	90,000	86,860
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2 4.305% 08/10/2042	120,000	116,642
GS Auto Loan Trust, Series 2005-1, Class A2 4.320% 05/15/2008	490,000	488,402
GSR Mortgage Loan Trust, Series 2004-12, Class 3A1 4.490% 12/25/2034	96	96
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2 3.730% 10/18/2007	180,000	178,875

	Principal Amount	Market Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A2 4.575% 07/15/2042	$50,000	$48,857
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A2 4.790% 10/15/2042	170,000	167,290
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C9, Class A2 7.770% 10/15/2032	399,000	432,769
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1 6.761% 02/25/2032	370,390	376,648
LB Commercial Conduit Mortgage Trust, Series 199-C2, Class C 7.470% 10/15/2032	314,000	338,914
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2 7.950% 05/15/2025	373,000	411,346
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2 4.885% 09/15/2040	140,000	138,732
Lehman XS Trust, Series 2005-2, Class 2A1B 5.180% 07/30/2035	239,010	239,224
Lehman XS Trust, Series 2005-4, Class 2A1B 5.170% 10/25/2035	165,925	165,821
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1 6.000% 07/25/2034	236,140	236,330
MASTR Seasoned Securities Trust, Series 2004-2, Class A1 6.500% 08/25/2032	365,170	372,655

	Principal Amount	Market Value
Morgan Stanley Capital I, Series 1996-C1, Class F(c) 7.419% 02/15/2028	$498,000	$496,868
Morgan Stanley Capital I, Series 1997-XL1, Class G(c) 7.695% 10/03/2030	535,000	396,009
Nissan Auto Receivables Owner Trust, Series 2005-C, Class A2 4.140% 01/15/2008	300,000	298,781
Nomura Asset Securities Corp., Series 1998-D, Class A 6.590% 03/15/2030	129,000	133,409
Onyx Acceptance Grantor Trust, Series 2002-B, Class A4 4.710% 03/15/2009	100,409	100,424
Onyx Acceptance Grantor Trust, Series 2005-B, Class A2 4.030% 04/15/2008	150,000	149,484
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2 6.360% 03/12/2034	373,000	392,554
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AF2 4.415% 04/25/2035	60,000	59,313
Residential Accredit Loans, Inc., Series 2003-QS1, Class A2 5.750% 01/25/2033	134,116	133,686
Residential Asset Mortgage Products, Inc., Series 2004-RS7, Class AI3 4.450% 07/25/2028	140,000	138,820
Structured Asset Securities Corp., Series 2003-25XS, Class A4 4.510% 08/25/2033	69,618	69,444

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Structured Asset Securities Corp., Series 2005-4XS, Class 3A1 5.180% 03/25/2035	$253,712	$253,396
Volkswagen Auto Lease Trust, Series 2005-A, Class A2 3.520% 04/20/2007	160,000	159,275
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2 4.782% 03/15/2042	220,000	217,085
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A5 5.087% 07/15/2042	140,000	138,570
Washington Mutual, Inc., Series 2005-AR5, Class A1 4.852% 05/25/2035	199,472	199,440
Washington Mutual, Inc., Series 2005-AR8, Class 2AB1 4.080% 07/25/2045	235,649	235,649
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A1 4.548% 01/25/2035	91,332	91,072
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A10 3.803% 08/25/2034	22,647	22,640
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class A2 4.641% 11/25/2034	11,472	11,432
WFS Financial Owner Trust, Series 2002-2, Class A4 4.500% 02/20/2010	57,594	57,621
Whole Auto Loan Trust, Series 2004-1, Class A2A 2.590% 05/15/2007	97,185	96,745
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,362,279)		14,195,836

	Principal Amount	Market Value
SOVEREIGN DEBT OBLIGATIONS — 27.4%
Argentine Republic 1.330% 12/31/2038	$345,000	$127,650
Argentine Republic, ARS(f) 0.000% 12/21/2011	110,000	83,198
Argentine Republic, ARS(f) 2.000% 09/30/2014- 02/04/2018	3,975,320	1,453,155
Argentine Republic, ARS(f) 4.005% 08/03/2012	1,969,625	1,545,171
Argentine Republic, ARS(f) 5.830% 12/31/2033	251,601	105,415
Argentine Republic, EUR(f) 1.200% 12/31/2038	373,000	163,182
Buoni Poliennali Del Tes 4.250% 02/01/2019	1,900,000	2,415,979
Central Bank of Nigeria 5.092% 01/05/2010	102,499	102,499
Dominican Republic 9.040% 01/23/2018	133,786	141,478
Dominican Republic(c) 9.500% 09/27/2011	184,445	196,895
French Republic, EUR(f) 4.750% 10/25/2012	75,000	99,289
French Republic, EUR(f) 5.000% 01/12/2006	20,000	24,258
French Republic, EUR(f) 5.500% 10/25/2007- 10/25/2010	40,000	53,248
Hellenic Republic, EUR(f) 3.500% 04/18/2008	437,000	536,346
Hellenic Republic, EUR(f) 4.600% 05/20/2013	101,000	131,508
Hellenic Republic, EUR(f) 4.650% 04/19/2007	866,000	1,075,034
Japan Government, JPY(f) 0.200% 10/15/2007	244,000,000	2,103,567
Japan Government, JPY(f) (e) 1.400% 06/20/2012	105,000,000	921,333
Japan Government, JPY(f) 2.000% 09/20/2025	72,000,000	613,832
Kingdom of Belgium, EUR(f) 5.000% 09/28/2011	175,000	232,908
Kingdom of Belgium, EUR(f) 5.750% 03/28/2008	327,000	421,937
Kingdom of Belgium, EUR(f) 6.250% 03/28/2007	1,125,000	1,425,274
Kingdom of Spain, EUR(f) 5.750% 07/30/2032	770,000	1,234,280

	Principal Amount	Market Value
Kingdom of the Netherlands, EUR(f) 5.500% 01/15/2028	$1,326,000	$2,015,864
Malaysia Government, MYR(f) 4.720% 09/30/2015	1,025,000	285,045
New Zealand Government, NZD(f) 6.000% 07/15/2008	2,955,000	2,073,645
Queensland Treasury Corp., AUD(f) 6.000% 07/14/2009	2,920,000	2,225,358
Republic of Austria(c) 3.800% 10/20/2013	1,720,000	2,153,599
Republic of Brazil 8.000% 01/15/2018	1,188,000	1,226,016
Republic of Brazil 8.750% 02/04/2025	905,000	925,363
Republic of Brazil 15.450% 01/02/2014	404,040	371,919
Republic of Brazil, BRL(f) 12.500% 01/05/2016	2,150,000	895,240
Republic of Bulgaria 8.250% 01/15/2015	263,000	314,864
Republic of Bulgaria Private Placement(c) 8.250% 01/15/2015	263,000	314,811
Republic of Colombia 8.125% 05/21/2024	880,000	911,680
Republic of Colombia, COP(f) 11.750% 03/01/2010	905,000,000	439,963
Republic of Colombia, COP(f) 12.000% 10/22/2015	3,605,000,000	1,835,127
Republic of Columbia 8.250% 12/22/2014	263,000	284,566
Republic of El Salvador(c) 7.625% 09/21/2034	178,000	191,795
Republic of Germany, EUR(f) 3.500% 10/10/2008	1,549,000	1,907,153
Republic of Germany, EUR(f) 3.750% 07/04/2013	1,970,000	2,457,702
Republic of Germany, EUR(f) 4.500% 08/17/2007	127,000	158,229
Republic of Germany, EUR(f) 5.000% 07/04/2012	343,000	459,180
Republic of Germany, EUR(f) 5.250% 01/04/2011	940,000	1,254,552

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Republic of Germany, EUR(f) 5.375% 01/04/2010	$153,000	$202,202
Republic of Guatemala(c) 10.250% 11/08/2011	108,000	128,520
Republic of Indonesia(c) 6.750% 03/10/2014	30,000	29,100
Republic of Indonesia(c) 7.250% 04/20/2015	50,000	49,250
Republic of Indonesia(c) 8.500% 10/12/2035	780,000	763,425
Republic of Nigeria 6.250% 11/15/2020	250,000	248,125
Republic of Panama 8.125% 04/28/2034	1,166,000	1,265,110
Republic of Panama 9.375% 04/01/2029	500,000	611,250
Republic of Peru 7.350% 07/21/2025	1,205,000	1,217,050
Republic of Peru, PEN(f) 7.340% 08/12/2016	150,000	43,644
Republic of Peru, PEN(f) 7.840% 08/12/2020	4,460,000	1,322,634
Republic of Peru, PEN(f) 8.600% 08/12/2017	970,000	308,682
Republic of Peru, PEN(f) 9.000% 01/31/2012	350,000	114,551
Republic of Peru, PEN(f) 9.910% 05/05/2015	2,065,000	709,013
Republic of Peru, PEN(f) 12.250% 08/10/2011	386,000	143,968
Republic of Poland, PLN(f) 08/12/2007	1,430,000	398,501
Republic of Poland, PLN(f) 5.000% 10/24/2013	1,850,000	548,481
Republic of Poland, PLN(f) 5.750% 09/23/2022	445,000	140,031
Republic of South Africa, ZAR(f) 8.000% 12/21/2018	912,000	135,437
Republic of South Africa, ZAR(f) 8.250% 09/15/2017	886,000	133,979
Republic of South Africa, ZAR(f) 10.500% 12/21/2026	5,852,000	1,114,437
Republic of South Africa, ZAR(f) 13.000% 08/31/2010	5,000,000	897,437

	Principal Amount	Market Value
Republic of South Africa, ZAR(f) 13.500% 09/15/2015	$2,140,000	$435,289
Republic of the Philippines 8.000% 01/15/2016	150,000	150,375
Republic of the Philippines 8.250% 01/15/2014	104,000	106,730
Republic of the Philippines 8.375% 02/15/2011	242,000	251,983
Republic of the Philippines 9.500% 02/02/2030	178,000	187,790
Republic of the Philippines 10.625% 03/16/2025	232,000	267,670
Republic of Turkey 7.250% 03/15/2015	898,000	932,798
Republic of Turkey 8.000% 02/14/2034	230,000	237,475
Republic of Venezuela 9.250% 09/15/2027	325,000	378,625
Republic of Venezuela 13.625% 08/15/2018	1,000,000	1,452,500
Republic of Venezuela, EUR(f) 7.000% 03/16/2015	340,000	433,925
Russian Federation 3.000% 05/14/2008- 05/14/2011	1,190,000	1,081,234
State of Israel, ILS 5.500% 12/04/2023	425,000	447,225
State of Israel, ILS 7.500% 03/31/2014	2,120,000	512,467
Turkey Government International Bond, TRY(f) 0.000% 01/25/2007	3,400,000	2,141,470
Turkey Government International Bond, TRY(f) 20.000% 10/17/2007	2,400,000	1,975,715
Ukraine Government 7.650% 06/11/2013	500,000	536,250
Ukraine Government International Bond, Class A, UAH(f) 5.592% 05/16/2007	620,000	122,477
Ukraine Government International Bond, UAH(f) 5.592% 05/16/2007	620,000	122,477

	Principal Amount	Market Value
Ukraine Telecom Treasury 0.000% 08/19/2010- 08/20/2012	$1,100,000	$1,104,510
United Kingdom, GBP(f) 4.000% 03/07/2009	3,126,000	5,507,214
United Mexican States 7.500% 04/08/2033	393,000	445,466
United Mexican States 8.300% 08/15/2031	231,000	282,975
United Mexican States 10.500% 07/14/2011	7,770,000	798,676
United Mexican States, JPY(f) 6.750% 06/06/2006	54,000,000	483,620
United Mexican States, MXN(f) 0.000% 04/12/2006	2,260,000	200,083
United Mexican States, MXN(f) 8.000% 12/19/2013- 12/07/2023	10,249,000	859,486
United Mexican States, MXN(f) 9.500% 12/18/2014	3,445,000	328,059
United Mexican States, MXN(f) 10.000% 12/05/2024	4,035,000	400,467
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $72,402,024)		70,618,965
STRUCTURED OBLIGATIONS — 4.3%
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts. 03/10/2006- 03/12/2007	784,991	749,921
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts. 2505(c) 05/02/2006	168,297	150,020
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts. 2520(c) 05/15/2006	146,940	132,196

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Citigroup Global Markets Holdings, Inc., Egypt Unsec. Credit Linked Nts. 12/01/2005	$254,703	$252,884
Citigroup Global Markets Holdings, Inc., Republic of Brazil Unsec. Credit Linked Nts. 07/03/2007	568,660	434,269
Citigroup Global Markets Holdings, Inc., Republic of Colombia Unsec. Credit Linked Nts 07/27/2020	128,592	148,840
Citigroup Global Markets Holdings, Inc., Ukraine Unsec. Credit Linked Nts.(c) 01/02/2010	58,772	57,803
Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts., UAH(f) 12/30/2009	1,765,000	409,460
Deutsche Bank AG, Egypt Unsec. Credit Linked Nts., EGP(f) 01/17/2006- 03/09/2006	1,840,000	312,468
Deutsche Bank AG, Italian Republic Credit Linked Nts., EUR(f) 07/30/2010	1,400,000	1,686,894
Deutsche Bank AG, Moscow Region Unsec. Credit Linked Nts., RUB(f) 03/30/2010	1,619,000	61,996
Deutsche Bank AG, Republic of Indonesia Unsec. Credit Linked Nts. 06/22/2013	229,333	241,649
JP Morgan Securities Ltd., Republic of Brazil Real Credit Linked Nts., BRL(f) 06/01/2013	1,630,000	251,890
JP Morgan Securities Ltd., Republic of Brazil Real Unsec. Credit Linked Nts., BRL(f) 01/02/2015	10,985,700	1,398,135

	Principal Amount	Market Value
JP Morgan Securities Ltd., Republic of Columbia Unsec. Credit Linked Nts., COP(f) 08/03/2020	$1,370,363	$335,332
JP Morgan Securities Ltd., Republic of Peru Unsec. Credit Linked Nts., PEN(f) 09/02/2015	292,127	119,042
Lehman Brothers, Romanian Unsec. Credit Linked Nts., RON(f) 03/05/2007- 04/18/2008	979,000	318,777
Lenman Brothers, Romanian Unsec. Credit Linked Nts., RON(f) 04/18/2010	57,000	18,848
Morgan Stanley, Republic of the Philippines Unsec. Credit Linked Nts. 09/20/2015	2,400,000	2,460,000
Morgan Stanley, Republic of Venezuela Unsec. Credit Linked Nts. 05/20/2010- 11/20/2015	675,000	679,161
Salomon Egypt Unsec. Credit Linked Nts. 02/02/2006- 09/21/2006	850,334	857,282
TOTAL STRUCTURED OBLIGATIONS (Cost $11,265,926)		11,076,867
U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.8%
Federal Home Loan Mortgage Corporation (FHLMC) — 3.6%
Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2035, Class PE 7.000% 03/15/2028	203,957	37,946
FHLMC, Series 2042, Class N 6.500% 03/15/2028	147,594	151,489

	Principal Amount	Market Value
FHLMC, Series 2049, Class PL 7.000% 04/15/2028	$1,268,824	$223,731
FHLMC, Series 2055, Class ZM 6.500% 05/15/2028	92,733	96,137
FHLMC, Series 2080, Class Z 6.500% 08/15/2028	58,976	61,271
FHLMC, Series 2387, Class PD 6.000% 04/15/2030	82,576	83,042
FHLMC, Series 2410, Class NE 6.500% 09/15/2030	16,534	16,503
FHLMC, Series 2430, Class ND 6.500% 01/15/2031	42,441	42,501
FHLMC, Series 2456, Class BD 6.000% 03/15/2030	34,043	34,085
FHLMC, Series 2583, Class PA 5.500% 03/15/2022	147,549	147,914
FHLMC, Series 2819, Class S 3.630% 06/15/2034	847,463	64,313
FHLMC, Series 2920, Class S 2.730% 01/15/2035	486,958	24,730
FHLMC, Series 3000, Class SE 2.180% 07/15/2025	586,007	23,313
Total Collateralized Mortgage Obligations		1,006,975
Pass-Through Securities — 3.2%
FHLMC 3.625% 09/15/2006	2,365,000	2,345,808
FHLMC 3.750% 07/15/2009	421,000	521,652
FHLMC 4.500% 05/01/2019	1,063,131	1,029,451
FHLMC 5.500% 09/15/2011	650,000	671,486
FHLMC 6.000% 07/01/2024- 09/01/2034	1,585,477	1,603,682
FHLMC 6.500% 04/01/2018- 06/01/2035	1,556,763	1,598,792
FHLMC 7.000% 03/01/2031- 10/01/2031	240,579	251,773

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
FHLMC 7.500% 02/01/2032	$65,337	$69,132
FHLMC 8.500% 08/01/2031	48,538	52,298
Total Pass-Through Securities		8,144,074
		9,151,049
Federal National Mortgage Association (FNMA) — 10.4%
Collateralized Mortgage Obligations — 1.3%
FNMA, Series 2001-50, Class NE 6.000% 08/25/2030	40,211	40,395
FNMA, Series 2001-51, Class OD 6.500% 10/25/2031	232,369	240,046
FNMA, Series 2001-70, Class LR 6.000% 09/25/2030	47,081	47,576
FNMA, Series 2001-T10, Class IO 0.450% 12/25/2041	9,436,410	110,851
FNMA, Series 2002-77, Class WF 3.810% 12/18/2032	58,094	58,363
FNMA, Series 2002-94, Class MA 4.500% 08/25/2009	1,275	1,271
FNMA, Series 2003-10, Class HP 5.000% 02/25/2018	230,000	225,523
FNMA, Series 2003-118, Class S, IO 4.270% 12/25/2033	460,990	50,853
FNMA, Series 2003-17, Class EQ 5.500% 03/25/2023	403,000	398,830
FNMA, Series 2003-23, Class EQ 5.500% 04/25/2023	331,000	327,522
FNMA, Series 2003-4, Class S, IO 4.790% 02/25/2033	147,736	17,398
FNMA, Series 2004-101, Class BG 5.000% 01/25/2020	155,000	152,499
FNMA, Series 2004-W9, Class 2A2 7.000% 02/25/2044	119,195	124,820
FNMA, Series 2005-40, Class SA, IO 2.660% 05/25/2035	1,501,866	77,267

	Principal Amount	Market Value
FNMA, Series 2005-40, Class SB, IO 2.710% 05/25/2035	$353,489	$19,509
FNMA, Series 2005-71, Class DB 4.500% 08/25/2035	190,000	178,282
FNMA, Series 2005-71, Class SA, IO 3.430% 08/25/2025	378,724	22,052
FNMA, Series 324, Class 2, IO 6.500% 06/01/2032	326,050	73,376
FNMA, Series 333, Class IO 5.500% 03/01/2033	495,836	121,557
FNMA, Series 338, Class IO 5.500% 06/01/2033	263,210	64,404
FNMA, Series 346, Class 2 5.500% 12/01/2033	403,469	98,030
FNMA, Series 350, Class 2, IO 5.500% 02/01/2034	798,985	194,128
FNMA, Series 352, Class 1, PO 0.000% 07/01/2034	487,803	359,526
FNMA, Series 354, Class 1, PO 0.000% 11/01/2034	290,010	213,339
FNMA, Series SMBS, Class 321, IO 6.500% 03/01/2032	479,201	115,907
Total Collateralized Mortgage Obligations		3,333,324
Pass-Through Securities — 9.1%
FNMA(e) 0.000% 10/05/2007	2,200,000	2,011,236
FNMA(e) 4.250% 08/15/2010	1,005,000	982,271
FNMA 5.000% 06/01/2018- 07/01/2018	478,146	472,356
FNMA 5.500% 03/01/2033- 01/01/2034	1,173,562	1,159,506
FNMA 6.000% 05/15/2008- 11/01/2032	3,602,762	3,719,064
FNMA 6.500% 10/01/2028- 12/01/2028	682,659	704,979
FNMA(e) 6.625% 09/15/2009	1,164,000	1,240,075

	Principal Amount	Market Value
FNMA 7.000% 11/01/2017- 07/01/2032	$225,210	$235,182
FNMA 7.250% 05/15/2030	249,000	321,260
FNMA 7.500% 02/01/2027	52,719	55,995
FNMA TBA(g) 4.500% 11/01/2019- 12/01/2020	1,741,000	1,682,163
FNMA TBA(g) 5.000% 11/01/2035	3,498,000	3,365,732
FNMA TBA(g) 5.500% 11/01/2035	3,766,000	3,714,512
FNMA TBA(g) 6.000% 11/01/2020- 11/01/2035	1,800,000	1,826,473
FNMA TBA(g) 6.500% 11/01/2035- 12/01/2035	2,021,000	2,073,268
Total Pass-Through Securities		23,564,072
		26,897,396
Government National Mortgage Association (GNMA) — 0.1%
Pass-Through Securities
GNMA 13.000% 10/15/2015	130,749	153,648
GNMA 13.500% 06/15/2015	169,755	200,803
Total Pass-Through Securities		354,451
Other Agencies — 1.7%
Pass-Through Securities
Resolution Funding Corp. Strips 01/15/2021	1,955,000	909,610
Tennessee Valley Authority 4.650% 06/15/2035	150,000	138,766
Tennessee Valley Authority 6.790% 05/23/2012	2,948,000	3,261,081
Total Pass-Through Securities		4,309,457
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,356,619)		40,712,353
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bonds — 0.1%
U.S. Treasury Bond 7.250% 05/15/2016	261,000	316,789

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
U.S. Treasury Notes — 0.2%
U.S. Treasury Strips 0.000% 02/15/2016	$913,000	$563,773
TOTAL U.S. TREASURY OBLIGATIONS (Cost $894,258)		880,562
TOTAL BONDS & NOTES (Cost $230,851,479)		225,140,822
	Number of Shares
MUTUAL FUNDS — 0.2%
Energy Select Sector SPDR Fund	4,050	197,640
Financial Select Sector SPDR Fund	7,360	223,891
Utilities Select Sector SPDR Fund	6,690	210,401
		631,932
TOTAL MUTUAL FUNDS (Cost $581,806)		631,932
	Principal Amount
OPTIONS — 0.0%
Australian Dollar Swaption, Expires 2/09/2006, Strike 5.665	$3,570,000	5,415
Japanese Yen Put, Expires 01/18/2006, Strike 117.500	491,000,000	23,489
Mexican Peso Call, Expires 10/12/2006, Strike 11.400	6,612,000	18,898
Mexican Peso Swaption, Expires 11/10/2005, Strike 9.020	15,800,000	717
Mexican Peso Swaption, Expires 12/02/2005, Strike 9.420	26,600,000	29,345
Mexican Peso Swaption, Expires 12/08/2005, Strike 9.230	15,700,000	10,307
Mexican Peso Swaption, Expires 12/27/2005, Strike 9.320	15,460,000	4,079
TOTAL OPTIONS (Cost $149,588)		92,250
TOTAL LONG TERM INVESTMENTS (Cost $239,903,552)		235,137,548

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 17.4%
Cash Equivalents — 4.4%(h)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	$633,252	$633,252
American Beacon Money Market Fund	226,427	226,427
Banc of America Bank Note 3.770% 11/28/2005	329,726	329,726
Banc of America Bank Note 3.770% 01/17/2006	185,015	185,015
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	405,816	405,816
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	490,419	490,419
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	253,635	253,635
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	250,277	250,277
BGI Institutional Money Market Fund	980,424	980,424
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	304,362	304,362
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	380,453	380,453
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	253,635	253,635
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	253,635	253,635
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	253,635	253,635
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	253,635	253,635
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	253,635	253,635
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	269,695	269,695
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	253,635	253,635

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	$253,635	$253,635
Freddie Mac Discount Note 3.686% 11/02/2005	249,623	249,623
General Electric Capital Corp. 3.936% 11/08/2005	100,623	100,623
General Electric Capital Corp. 3.960% 12/05/2005	98,845	98,845
General Electric Capital Corp. 3.969% 11/16/2005	253,049	253,049
Goldman Sachs Financial Square Prime Obligations Money Market Fund	192,915	192,915
Harris Trust & Savings Bank 3.795% 11/04/2005	191,181	191,181
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	253,635	253,635
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	253,635	253,635
Merrimac Cash Fund, Premium Class	55,800	55,800
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	507,270	507,270
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	380,453	380,453
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	253,635	253,635
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	380,453	380,453
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	703,425	703,425
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	126,818	126,818

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	$304,362	$304,362
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	253,635	253,635
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	380,453	380,453
		11,424,756
Repurchase Agreement — 9.3%
Investors Bank & Trust Company Repurchase Agreement, dated 10/31/2005, 2.75%, due 11/01/2005(i)	23,423,644	23,423,644
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(h) (j)	431,180	431,180
		23,854,824
U.S. Treasury Bills — 3.7%
U.S. Treasury Bill 3.310% 11/17/2005	3,810,000	3,804,395
U.S. Treasury Bill 3.475% 11/25/2005	5,720,000	5,706,749
		9,511,144
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		44,790,724
TOTAL INVESTMENTS — 108.5% (Cost $284,694,276)(k)		279,928,272
Other Assets/ (Liabilities) — (8.5%)		(22,085,374)
NET ASSETS — 100.0%		$257,842,898

Notes to Portfolio of Investments

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Lira

COP - Colombian Peso

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound

ILS - Israeli Shekel

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PEN - Peruvian New Sol

PLN - Polish Zloty

REIT - Real Estate Investment Trust

RON - New Romanian Leu

RUB - Russian Ruble

TBA - To be announced

TRY - New Turkish Lira

UAH - Ukraine Hryvnia

ZAR - South African Rand

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan (Note 2).

(c)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $27,219,221 or 10.6% of net assets.

(d)  Security is currently in default.

(e)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(f)  The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(g)  A portion of this security is purchased on a forward commitment basis (Note 2).

(h)  Represents investments of security lending collateral. (Note 2).

(i)  Maturity value of $23,722,244. Collateralized by U.S. Government Agency obligations with rates of 4.007% - 7.375%, maturity dates of 6/25/2022 - 08/01/2033, and an aggregate market value, including accrued interest of $24,727,000

(j)  Maturity value of $431,229. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $439,803.

(k)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

October 31, 2005

	Principal Amount	Market Value
BONDS & NOTES — 94.5%
CORPORATE DEBT
Aerospace & Defense — 3.4%
Bombardier, Inc.(a) 6.300% 05/01/2014	$800,000	$692,000
GenCorp, Inc. 9.500% 08/15/2013	228,000	249,090
Moog, Inc. 6.250% 01/15/2015	640,000	636,800
TransDigm, Inc. 8.375% 07/15/2011	125,000	130,000
United Components, Inc. 9.375% 06/15/2013	750,000	750,000
Vought Aircraft Industries, Inc. 8.000% 07/15/2011	825,000	779,625
		3,237,515
Apparel, Textiles & Shoes — 0.7%
Phillips Van-Heusen Corp. 7.250% 02/15/2011	700,000	707,000
Automotive & Parts — 2.0%
The Goodyear Tire & Rubber Co.(a) 9.000% 07/01/2015	1,000,000	965,000
Keystone Automotive Operations, Inc. 9.750% 11/01/2013	350,000	340,375
Navistar International Corp. 7.500% 06/15/2011	250,000	237,500
Tekni-Plex, Inc.(a) 10.875% 08/15/2012	350,000	373,625
		1,916,500
Banking, Savings & Loans — 8.3%
Ahold Finance USA, Inc. 6.250% 05/01/2009	600,000	604,500
ALH Finance LLC/ALH Finance Corp.(b) 8.500% 01/15/2013	1,200,000	1,086,000
Ametek, Inc. 7.200% 07/15/2008	100,000	104,542
CCO Holdings LLC/Cap Corp.(b) 7.995% 12/15/2010	500,000	486,250
Dollar Financial Group, Inc. 9.750% 11/15/2011	825,000	841,500

	Principal Amount	Market Value
Ford Motor Credit Co.(b) 5.625% 10/01/2008	$1,750,000	$1,634,708
General Motors Acceptance Corp. 6.875% 09/15/2011	1,750,000	1,696,833
General Motors Acceptance Corp. 7.750% 01/19/2010	750,000	754,660
Qwest Capital Funding, Inc.(b) 7.000% 08/03/2009	650,000	637,000
		7,845,993
Beverages — 0.6%
National Wine and Spirits, Inc. 10.125% 01/15/2009	600,000	606,000
Broadcasting, Publishing & Printing — 6.8%
American Greetings Corp. 6.100% 08/01/2028	250,000	254,375
American Media Operation, Inc. 8.875% 01/15/2011	725,000	619,875
Cablevision Systems Corp. 8.716% 04/01/2009	600,000	613,500
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.(b) 9.625% 11/15/2009	500,000	412,500
Charter Communications Holdings, Inc. 10.750% 10/01/2009	900,000	747,000
CSC Holdings, Inc. 7.625% 04/01/2011	750,000	751,875
CSC Holdings, Inc., Series B 8.125% 07/15/2009	250,000	255,625
Echostar DBS Corp. 6.375% 10/01/2011	925,000	899,562
LodgeNet Entertainment Corp. 9.500% 06/15/2013	500,000	541,250
Mediacom LLC/Mediacom Capital Corp.(b) 9.500% 01/15/2013	600,000	586,500
Primedia, Inc. 8.000% 05/15/2013	500,000	456,250
Primedia, Inc. 8.638% 05/15/2010	350,000	350,875
		6,489,187

	Principal Amount	Market Value
Building Materials & Construction — 1.5%
Chemed Corp. 8.750% 02/24/2011	$1,300,000	$1,387,750
Chemicals — 5.9%
Airgas, Inc. 7.750% 09/15/2006	200,000	204,500
Airgas, Inc. 9.125% 10/01/2011	100,000	106,125
Consolidated Container Co. LLC 0.000% 06/15/2009	900,000	711,000
Georgia Gulf Corp. 7.125% 12/15/2013	325,000	325,000
Huntsman LLC 11.625% 10/15/2010	505,000	571,912
Lyondell Chemical Co. 9.500% 12/15/2008	825,000	864,187
Lyondell Chemical Co. 9.500% 12/15/2008	175,000	183,313
Nova Chemicals Corp.(a) 7.561% 11/15/2013	500,000	505,000
OM Group, Inc. 9.250% 12/15/2011	650,000	625,625
PQ Corp.(a) 7.500% 02/15/2013	475,000	437,000
Rhodia SA(b) 10.250% 06/01/2010	1,000,000	1,065,000
		5,598,662
Commercial Services — 12.0%
Allied Waste North America(b) 6.125% 02/15/2014	1,050,000	971,250
Cadmus Communications Corp. 8.375% 06/15/2014	600,000	613,500
Cenveo Corp. 7.875% 12/01/2013	1,050,000	971,250
Insurance Auto Auctions, Inc. 11.000% 04/01/2013	650,000	677,932
Iron Mountain, Inc. 6.625% 01/01/2016	200,000	184,000
Iron Mountain, Inc. 8.625% 04/01/2013	700,000	729,750
Mac-Gray Corp. 7.625% 08/15/2015	900,000	909,000
Merrill Corp. 12.000% 05/01/2009	1,000,000	1,050,000
MSX International, Inc. 11.000% 10/15/2007	200,000	199,000

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
North American Energy Partners, Inc. 8.750% 12/01/2011	$775,000	$728,500
Park Place Entertainment Corp. 7.000% 04/15/2013	45,000	47,841
Quintiles Transnational Corp. 10.000% 10/01/2013	500,000	551,875
Rent-A-Center, Inc. 7.500% 05/01/2010	215,000	204,788
Rent-Way, Inc. 11.875% 06/15/2010	725,000	779,375
Samsonite Corp. 8.875% 06/01/2011	1,150,000	1,184,500
Service Corp. International(a) 7.000% 06/15/2017	700,000	694,750
United Rentals North America, Inc.(b) 7.000% 02/15/2014	500,000	460,000
United Rentals North America, Inc.(b) 7.750% 11/15/2013	500,000	475,000
		11,432,311
Communications — 1.5%
Intelsat Bermuda, Ltd.(a) 8.250% 01/15/2013	650,000	648,375
Intelsat Bermuda, Ltd.(a) 8.695% 01/15/2012	500,000	506,250
L-3 Communications Corp.(a) 6.375% 10/15/2015	300,000	296,250
		1,450,875
Computer Integreated Systems Design — 2.7%
Activant Solutions, Inc.(a) 10.054% 04/01/2010	1,400,000	1,431,500
Activant Solutions, Inc. 10.500% 06/15/2011	585,000	623,025
Unisys Corp.(b) 8.000% 10/15/2012	560,000	492,800
		2,547,325
Computer Software Services — 0.9%
Sungard Data Systems Inc. 4.875% 01/15/2014	750,000	652,500
Sungard Data Systems Inc.(a) 9.125% 08/15/2013	200,000	203,000
		855,500

	Principal Amount	Market Value
Cosmetics & Personal Care — 0.1%
Johnsondiversey, Inc., Series B 9.625% 05/15/2012	$65,000	$64,350
Electric Utilities — 5.6%
AES Corp. 8.750% 06/15/2008	142,000	148,035
AES Corp.(b) 8.875% 02/15/2011	1,250,000	1,337,500
Northwestern Corp. 5.875% 11/01/2014	70,000	69,355
NRG Energy Inc. 8.000% 12/15/2013	482,000	525,380
Sierra Pacific Resources(a) 6.750% 08/15/2017	940,000	935,300
Tenaska Alabama Partners, LP(a) 7.000% 06/30/2021	508,288	516,406
Texas Genco LLC/ Texas Genco Financing Corp.(a) 6.875% 12/15/2014	845,000	904,150
Utilicorp., Inc. 9.950% 02/01/2011	775,000	854,438
		5,290,564
Electrical Equipment & Electronics — 4.4%
Communications & Power Industries, Inc. 8.000% 02/01/2012	100,000	101,750
Hughes Supply, Inc. 5.500% 10/15/2014	400,000	384,685
Instron Corp. 13.250% 09/15/2009	632,000	659,915
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.000% 12/15/2014	100,000	91,500
Spectrum Brands, Inc. 8.500% 10/01/2013	75,000	67,875
Telex Communications, Inc. 11.500% 10/15/2008	1,000,000	1,065,000
WESCO International, Inc.(a) 2.625% 10/15/2025	375,000	429,375
Williams Scotsman, Inc.(a) (b) 8.500% 10/01/2015	1,350,000	1,370,250
		4,170,350

	Principal Amount	Market Value
Energy — 10.1%
Belden & Blake Corp. 8.750% 07/15/2012	$350,000	$360,500
Chesapeake Energy Corp.(a) 6.500% 08/15/2017	410,000	405,900
Chesapeake Energy Corp. 6.875% 01/15/2016	750,000	759,375
Clayton William Energy(a) 7.750% 08/01/2013	800,000	772,000
Colorado Interstate Gas Co.(a) 6.800% 11/15/2015	1,000,000	999,520
El Paso Corp.(b) 7.875% 06/15/2012	425,000	433,500
EL Paso Production Holding Co. 7.750% 06/01/2013	600,000	618,000
Exco Resources, Inc. 7.250% 01/15/2011	675,000	681,750
MarkWest Energy Partners, LP/MarkWest Energy Finance Corp.(a) 6.875% 11/01/2014	350,000	336,000
Pacific Energy Partners LP/Pacific Energy Finance Corp.(a) 6.250% 09/15/2015	350,000	345,625
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	700,000	728,000
Plains Exploration & Production Co. 8.750% 07/01/2012	250,000	266,875
Pogo Producing Co.(a) 6.625% 03/15/2015	850,000	841,500
Pogo Producing Co.(a) 6.875% 10/01/2017	175,000	173,250
The Premcor Refining Group, Inc. 6.750% 05/01/2014	600,000	627,000
Sonat, Inc. 7.625% 07/15/2011	500,000	502,500
Williams Cos., Inc. 7.125% 09/01/2011	250,000	257,813
Williams Cos., Inc. Series A 7.500% 01/15/2031	500,000	520,000
		9,629,108

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Entertainment & Leisure — 3.0%
Chukchansi Economic Development Authority(a) 7.860% 11/15/2012	$100,000	$100,000
Chukchansi Economic Development Authority(a) 8.000% 11/15/2013	200,000	200,000
Diamond Jo, LLC 8.750% 04/15/2012	750,000	727,500
Liberty Media Corp.(b) 5.700% 05/15/2013	850,000	766,793
Mohegan Tribal Gaming Authority 6.375% 07/15/2009	1,000,000	1,000,000
		2,794,293
Financial Services — 1.4%
BCP Crystal Holdings Corp. 9.625% 06/15/2014	439,000	482,900
Lazard Group LLC 7.125% 05/15/2015	400,000	389,489
Universal City Florida Holding Co. 7.960% 05/01/2010	235,000	240,581
Universal City Florida Holding Co. 8.375% 05/01/2010	235,000	240,875
		1,353,845
Foods — 3.7%
Dean Foods Co. 6.900% 10/15/2017	700,000	707,000
Land O' Lakes, Inc. 8.750% 11/15/2011	430,000	450,425
Land O' Lakes, Inc. 9.000% 12/15/2010	500,000	545,000
Mrs Fields Famous Brands LLC/Mrs Fields Financing Co., Inc. 11.500% 03/15/2011	1,050,000	955,500
Pinnacle Foods Holding Corp. 8.250% 12/01/2013	225,000	208,125
Wornick Co. 10.875% 07/15/2011	600,000	615,000
		3,481,050
Forest Products & Paper — 2.5%
Abitibi-Consolidated, Inc. 7.750% 06/15/2011	350,000	324,625
Abitibi-Consolidated, Inc.(b) 8.375% 04/01/2015	135,000	124,200

	Principal Amount	Market Value
Pregis Corp. 12.375% 10/15/2013	$1,000,000	$990,000
Rock-Tenn Co. 8.200% 08/15/2011	900,000	893,250
		2,332,075
Healthcare — 1.2%
HCA, Inc. 6.950% 05/01/2012	1,150,000	1,171,643
Heavy Machinary — 0.9%
Kennametal, Inc. 7.200% 06/15/2012	175,000	188,800
Thermadyne Holdings Corp. 9.250% 02/01/2014	750,000	671,250
		860,050
Household Products — 0.7%
Owens-Illinois, Inc.(b) 7.500% 05/15/2010	700,000	693,000
Industrial – Diversified — 0.5%
GFSI, Inc. 9.625% 03/01/2007	500,000	430,000
Insurance — 0.8%
Leucadia National Corp. 7.000% 08/15/2013	750,000	753,750
Lodging — 3.5%
Intrawest Corp. 7.500% 10/15/2013	750,000	763,125
Isle of Capri Casinos, Inc. 7.000% 03/01/2014	700,000	661,500
Majestic Star Casino LLC 9.500% 10/15/2010	700,000	685,125
MGM Mirage 6.750% 09/01/2012	750,000	746,250
Station Casinos, Inc. 6.500% 02/01/2014	500,000	498,750
		3,354,750
Manufacturing — 0.1%
Elgin National Industries, Inc. Series B 11.000% 11/01/2007	125,000	118,125
Metals & Mining — 0.3%
Trimas Corp. 9.875% 06/15/2012	350,000	283,500
Restaurants — 1.7%
Sbarro, Inc.(b) 11.000% 09/15/2009	900,000	877,500
VICORP Restaurants, Inc. 10.500% 04/15/2011	800,000	740,000
		1,617,500

	Principal Amount	Market Value
Retail — 0.9%
Neiman-Marcus Group, Inc.(a) 10.375% 10/15/2015	$850,000	$820,250
Telephone Utilities — 5.6%
Cincinnati Bell, Inc.(b) 8.375% 01/15/2014	750,000	729,375
Insight Midwest LP/Insight Capital, Inc. 9.750% 10/01/2009	375,000	386,250
MCI, Inc. 6.908% 05/01/2007	1,500,000	1,515,000
Nextel Communications 7.375% 08/01/2015	850,000	899,688
Qwest Communications International, Inc.(b) 7.500% 02/15/2011	500,000	486,250
Qwest Communications International, Inc. 7.500% 02/15/2014	650,000	622,375
Qwest Corp. 8.875% 03/15/2012	125,000	137,188
Rogers Wireless Communications, Inc. 7.250% 12/15/2012	200,000	210,000
Rogers Wireless Communications, Inc. 7.500% 03/15/2015	145,000	155,513
Rogers Wireless Communications, Inc.(b) 8.000% 12/15/2012	200,000	211,500
		5,353,139
Transportation — 1.2%
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	75,000	73,125
Interpool, Inc. 7.350% 08/01/2007	250,000	255,000
Stanadyne Corp. 10.000% 08/15/2014	800,000	780,000
		1,108,125
TOTAL BONDS & NOTES (Cost $90,130,237)		89,754,085
SHORT-TERM INVESTMENTS — 19.0%
Cash Equivalents — 13.5%(c)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	711,915	711,915
American Beacon Money Market Fund	254,554	254,554

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Banc of America Bank Note 3.770% 11/28/2005	$370,684	$370,684
Banc of America Bank Note 3.770% 01/17/2006	207,997	207,997
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	456,227	456,227
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	551,339	551,339
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	285,142	285,142
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	281,367	281,367
BGI Institutional Money Market Fund	1,102,213	1,102,213
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	342,170	342,170
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	427,713	427,713
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	285,142	285,142
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	285,142	285,142
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	285,142	285,142
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	285,142	285,142
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	285,142	285,142
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	303,196	303,196
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	285,142	285,142
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	285,142	285,142
Freddie Mac Discount Note 3.686% 11/02/2005	280,632	280,632

	Principal Amount	Market Value
General Electric Capital Corp. 3.936% 11/08/2005	$113,123	$113,123
General Electric Capital Corp. 3.960% 12/05/2005	111,123	111,123
General Electric Capital Corp. 3.969% 11/16/2005	284,483	284,483
Goldman Sachs Financial Square Prime Obligations Money Market Fund	216,879	216,879
Harris Trust & Savings Bank 3.795% 11/04/2005	214,930	214,930
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	285,142	285,142
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	285,142	285,142
Merrimac Cash Fund, Premium Class	62,731	62,731
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	570,283	570,283
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	427,713	427,713
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	285,142	285,142
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	427,713	427,713
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	790,804	790,804
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	142,571	142,571
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	342,170	342,170
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	285,142	285,142

	Principal Amount	Market Value
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	$427,713	$427,713
		12,843,947
Repurchase Agreement — 5.5%
Investors Bank & Trust Co. Repurchase Agreement, dated 10/31/2005, 2.75%, due 11/01/2005(d)	4,776,192	4,776,192
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(c) (e)	484,741	484,741
		5,260,933
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		18,104,880
TOTAL INVESTMENTS — 113.5% (Cost $108,235,117)(f)		107,858,965
Other Assets/ (Liabilities) — (13.5%)		(12,842,770)
NET ASSETS — 100.0%		$95,016,195

Notes to Portfolio of Investments

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $15,902,276 or 16.7% of net assets.

(b)  Denotes all or a portion of security on loan (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $4,776,557. Collateralized by U.S. Government Agency obligations with a rate of 6.625%, maturity date of 09/25/2023, and an aggregate market value, including accrued interest, of $5,015,002.

(e)  Maturity value of $484,796. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 06/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $494,436.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 62.1%
COMMON STOCK — 62.1%
Advertising — 0.1%
Monster Worldwide, Inc.(a)	2,300	$75,463
Omnicom Group, Inc.	2,200	182,512
		257,975
Aerospace & Defense — 1.7%
Boeing Co.	19,300	1,247,552
General Dynamics Corp.	3,900	453,570
Goodrich Corp.	1,900	68,533
Honeywell International, Inc.	11,800	403,560
Lockheed Martin Corp.	9,100	551,096
Northrop Grumman Corp.	5,300	284,345
Raytheon Co.	6,300	232,785
Rockwell Collins, Inc.	3,300	151,206
United Technologies Corp.	14,300	733,304
		4,125,951
Air Transportation — 0.1%
Southwest Airlines Co.	11,200	179,312
Apparel, Textiles & Shoes — 0.5%
Coach, Inc.(a)	5,600	180,208
The Gap, Inc.	11,300	195,264
Jones Apparel Group, Inc.	2,200	60,016
Limited Brands	5,700	114,057
Liz Claiborne, Inc.(b)	2,300	80,960
Nike, Inc. Cl. B	3,000	252,150
Nordstrom, Inc.	4,800	166,320
VF Corp.	1,300	67,925
		1,116,900
Automotive & Parts — 0.3%
AutoNation, Inc.(a)	5,700	113,316
Ford Motor Co.	15,700	130,624
General Motors Corp.(b)	7,900	216,460
Genuine Parts Co.	3,200	141,984
The Goodyear Tire & Rubber Co.(a) (b)	3,900	60,996
Harley-Davidson, Inc.	3,900	193,167
		856,547
Banking, Savings & Loans — 5.4%
AmSouth Bancorporation	6,500	163,995
Bank of America Corp.	55,100	2,410,074
Bank of New York Co., Inc.	10,400	325,416
BB&T Corp.(b)	6,900	292,146

	Number of Shares	Market Value
Capital One Financial Corp.	3,500	$267,225
Comerica, Inc.	2,400	138,672
Compass Bancshares, Inc.	1,600	78,016
Fannie Mae	12,800	608,256
Fifth Third Bancorp	100	4,017
First Horizon National Corp.	1,600	61,888
Freddie Mac	9,400	576,690
Golden West Financial Corp.(b)	3,600	211,428
JPMorgan Chase & Co.	48,900	1,790,718
KeyCorp	5,700	183,768
M&T Bank Corp.	1,300	139,854
Marshall and Ilsley Corp.	2,700	115,992
Mellon Financial Corp.	6,500	205,985
National City Corp.(b)	7,800	251,394
North Fork Bancorporation, Inc.	6,550	165,977
Northern Trust Corp.	2,400	128,640
Regions Financial Corp.	6,066	197,448
SLM Corp.(b)	5,200	288,756
Sovereign Bancorp, Inc.	5,000	107,850
State Street Corp.	4,600	254,058
SunTrust Banks, Inc.	4,900	355,152
Synovus Financial Corp.	4,100	112,627
U.S. Bancorp	25,100	742,458
Wachovia Corp.	20,828	1,052,231
Washington Mutual, Inc.	13,685	541,926
Wells Fargo & Co.	23,100	1,390,620
Zions Bancorp	1,200	88,164
		13,251,441
Beverages — 1.3%
Anheuser-Busch Companies, Inc.	6,400	264,064
Brown-Forman Corp. Cl. B	1,000	63,340
The Coca-Cola Co.	28,800	1,232,064
Coca-Cola Enterprises, Inc.	3,600	68,040
Constellation Brands, Inc. Cl. A(a) (b)	2,200	51,788
Molson Coors Brewing Co. Cl. B	1,000	61,700
The Pepsi Bottling Group, Inc.	2,300	65,389
PepsiCo, Inc.	23,200	1,370,656
		3,177,041
Broadcasting, Publishing & Printing — 1.6%
Clear Channel Communications, Inc.	6,600	200,772
Comcast Corp. Cl. A(a)	30,700	854,381

	Number of Shares	Market Value
Dow Jones & Co., Inc.(b)	900	$30,519
Gannett Co., Inc.	3,400	213,044
Knight Ridder, Inc.	1,000	53,380
The McGraw-Hill Companies, Inc.	7,700	376,838
Meredith Corp.	1,800	89,820
New York Times Co. Cl. A(b)	2,000	54,480
Time Warner, Inc.	65,300	1,164,299
Tribune Co.(b)	4,500	141,795
Viacom, Inc. Cl. B	22,400	693,728
		3,873,056
Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.	1,900	47,367
Masco Corp.	6,000	171,000
Vulcan Materials Co.	2,500	162,500
		380,867
Chemicals — 0.8%
Dow Chemical Co.	15,000	687,900
Du Pont (E.I.) de Nemours & Co.	9,300	387,717
Eastman Chemical Co.	1,800	94,968
Engelhard Corp.	1,700	46,240
International Flavors & Fragrances, Inc.	1,500	49,485
Monsanto Co.	3,900	245,739
PPG Industries, Inc.	1,600	95,952
Praxair, Inc.	4,600	227,286
Rohm & Haas Co.	2,300	100,119
		1,935,406
Commercial Services — 0.8%
Block (H&R), Inc.(b)	5,400	134,244
Cendant Corp.	14,700	256,074
Donnelley (R.R.) & Sons Co.	2,600	91,052
eBay, Inc.(a)	9,200	364,320
Ecolab, Inc.	1,700	56,236
Equifax, Inc.	5,700	196,479
Moody's Corp.	3,200	170,432
Paychex, Inc.	4,700	182,172
PerkinElmer, Inc.	4,600	101,522
Quest Diagnostics	1,700	79,407
Robert Half International, Inc.	1,600	59,008
Ryder System, Inc.	900	35,703
Waste Management, Inc.	7,900	233,129
		1,959,778

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Communications — 1.0%
Citizens Communications Co.(b)	5,000	$61,200
L-3 Communications Holdings, Inc.(b)	1,900	147,858
Network Appliance, Inc.(a)	5,300	145,008
Qualcomm, Inc.	22,500	894,600
SBC Communications, Inc.(b)	45,800	1,092,330
Scientific-Atlanta, Inc.	2,200	77,968
Tellabs, Inc.(a)	6,100	58,316
		2,477,280
Communications Equipment — 0.3%
Motorola, Inc.	34,200	757,872
Computer Integrated Systems Design — 0.2%
Autodesk, Inc.	5,400	243,702
Computer Sciences Corp.(a)	2,500	128,125
Parametric Technology Corp.(a)	3,782	24,621
Sun Microsystems, Inc.(a)	27,400	109,600
		506,048
Computer Programming Services — 0.0%
Mercury Interactive Corp.(a)	1,200	41,748
Computers & Information — 2.8%
Apple Computer, Inc.(a)	19,300	1,111,487
Cisco Systems, Inc.(a)	88,900	1,551,305
Comverse Technology, Inc.(a)	2,700	67,770
Dell, Inc.(a)	33,800	1,077,544
EMC Corp.(a)	34,800	485,808
International Business Machines Corp.	29,700	2,431,836
Jabil Circuit, Inc.(a)	2,700	80,595
Lexmark International, Inc.(a)	1,600	66,432
Solectron Corp.(a)	14,800	52,244
		6,925,021
Computers & Office Equipment — 0.9%
Electronic Data Systems Corp.	4,400	102,564
Hewlett-Packard Co.	67,000	1,878,680
Pitney Bowes, Inc.	3,600	151,488
Xerox Corp.(a)	13,300	180,481
		2,313,213

	Number of Shares	Market Value
Containers — 0.0%
Sealed Air Corp.(a) (b)	1,200	$60,372
Temple-Inland, Inc.	1,700	62,611
		122,983
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	7,800	413,088
Kimberly-Clark Corp.	7,200	409,248
The Procter & Gamble Co.	31,718	1,775,891
		2,598,227
Data Processing & Preparation — 0.5%
Affiliated Computer Services, Inc. Cl. A(a)	1,000	54,110
Automatic Data Processing, Inc.	7,900	368,614
First Data Corp.	10,800	436,860
Fiserv, Inc.(a)	4,600	200,928
IMS Health, Inc.	1,600	37,168
NCR Corp.(a)	3,500	105,770
		1,203,450
Electric Utilities — 2.1%
AES Corp.(a)	7,900	125,531
Allegheny Energy, Inc.(a) (b)	1,700	48,042
Ameren Corp.(b)	3,400	178,840
American Electric Power Co., Inc.	6,300	239,148
CenterPoint Energy, Inc.(b)	6,500	86,060
Cinergy Corp.	2,400	95,760
CMS Energy Corp.(a) (b)	2,900	43,239
Consolidated Edison, Inc.(b)	4,900	222,950
Constellation Energy Group, Inc.	2,200	120,560
Dominion Resources, Inc.	4,100	311,928
DTE Energy Co.(b)	3,400	146,880
Duke Energy Corp.(b)	15,300	405,144
Edison International	3,300	144,408
Entergy Corp.	2,200	155,584
Exelon Corp.	8,200	426,646
FirstEnergy Corp.	6,800	323,000
FPL Group, Inc.	4,000	172,240
NiSource, Inc.	3,400	80,410
PG&E Corp.	7,900	287,402
Pinnacle West Capital Corp.	4,000	167,040
PPL Corp.	6,300	197,442
Progress Energy, Inc.(b)	2,700	117,693
Public Service Enterprise Group, Inc.	3,900	245,271
Southern Co.	12,200	426,878
Teco Energy, Inc.	1,300	22,490
TXU Corp.	4,000	403,000
		5,193,586

	Number of Shares	Market Value
Electrical Equipment & Electronics — 3.8%
Advanced Micro Devices, Inc.(a)	6,100	$141,642
American Power Conversion Corp.	1,600	34,224
Analog Devices, Inc.	5,100	177,378
Broadcom Corp. Cl. A(a)	5,700	242,022
Emerson Electric Co.	6,200	431,210
Freescale Semiconductor, Inc. Cl. B(a)	6,137	146,551
General Electric Co.	120,400	4,082,764
Intel Corp.	84,200	1,978,700
Johnson Controls, Inc.	2,600	176,930
KLA-Tencor Corp.(b)	2,800	129,612
Linear Technology Corp.	2,500	83,025
LSI Logic Corp.(a) (b)	11,100	90,021
National Semiconductor Corp.	8,000	181,040
Novellus Systems, Inc.(a)	2,000	43,720
Nvidia Corp.(a)	2,700	90,585
Rockwell Automation, Inc.	2,700	143,505
Texas Instruments, Inc.	37,700	1,076,335
Xilinx, Inc.	2,800	67,060
		9,316,324
Energy — 6.4%
Amerada Hess Corp.	1,800	225,180
Anadarko Petroleum Corp.	2,700	244,917
Apache Corp.	4,300	274,469
BJ Services Co.	4,800	166,800
Burlington Resources, Inc.	7,000	505,540
ChevronTexaco Corp.	29,086	1,659,938
ConocoPhillips	30,800	2,013,704
Devon Energy Corp.	9,900	597,762
El Paso Corp.	9,700	115,042
EOG Resources, Inc.	3,100	210,118
Exxon Mobil Corp.	81,400	4,569,796
Halliburton Co.	7,400	437,340
Kerr-McGee Corp.	1,326	112,763
KeySpan Corp.	1,800	62,226
Kinder Morgan, Inc.(b)	1,400	127,260
Marathon Oil Corp.	8,500	511,360
Murphy Oil Corp.	1,100	51,535
Nabors Industries Limited(a)	2,300	157,849
National Oilwell Varco, Inc.(a)	1,500	93,705
Nicor, Inc.	600	23,520
Noble Corp.	2,100	135,198
Occidental Petroleum Corp.	8,700	686,256
Peoples Energy Corp.	500	18,600
Rowan Companies, Inc.	1,500	49,485
Schlumberger Limited	8,200	744,314
Sempra Energy	4,400	194,920

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Sunoco, Inc.	2,500	$186,250
Transocean, Inc.(a)	6,200	356,438
Valero Energy Corp.	5,300	557,772
Weatherford International Ltd.(a)	1,200	75,120
The Williams Companies, Inc.	8,600	191,780
Xcel Energy, Inc.(b)	5,000	91,650
XTO Energy, Inc.	4,600	199,916
		15,648,523
Entertainment & Leisure — 0.6%
Harrah's Entertainment, Inc.	3,000	181,440
News Corp., Inc. Cl. A	34,500	491,625
The Walt Disney Co.	28,500	694,545
		1,367,610
Financial Services — 4.7%
American Express Co.	17,100	851,067
Ameriprise Financial, Inc.	3,040	113,149
Archstone-Smith Trust	4,900	198,793
Bear Stearns Companies, Inc.	3,000	317,400
CIT Group, Inc.	4,600	210,358
Citigroup, Inc.	72,500	3,319,050
Countrywide Financial Corp.	10,898	346,229
E*Trade Financial Corp.(a)	5,000	92,750
Franklin Resources, Inc.	2,100	185,577
The Goldman Sachs Group, Inc.	10,700	1,352,159
Huntington Bancshares, Inc.(b)	1,800	41,868
Janus Capital Group, Inc.	3,500	61,425
Lehman Brothers Holdings, Inc.	6,400	765,888
MBNA Corp.	16,500	421,905
Merrill Lynch & Co., Inc.	21,400	1,385,436
Morgan Stanley	19,900	1,082,759
PNC Financial Services Group, Inc.	5,300	321,763
Price (T. Rowe) Group, Inc.	1,900	124,488
Public Storage, Inc.(b)	1,000	66,200
The Charles Schwab Corp.	12,900	196,080
		11,454,344
Food Retailers — 0.0%
Starbucks Corp.(a)	100	2,828
Foods — 1.1%
Archer-Daniels-Midland Co.	17,100	416,727
Campbell Soup Co.	3,000	87,300
ConAgra Foods, Inc.	7,700	179,179
General Mills, Inc.(b)	8,500	410,210
Heinz (H. J.) Co.	5,300	188,150

	Number of Shares	Market Value
The Hershey Co.	2,800	$159,124
Kellogg Co.	4,400	194,348
The Kroger Co.(a)	17,800	354,220
McCormick & Co., Inc.	1,400	42,406
Safeway, Inc.(b)	7,400	172,124
Sara Lee Corp.	9,800	174,930
SuperValu, Inc.	2,300	72,289
Sysco Corp.	100	3,191
Tyson Foods, Inc. Cl. A	10,500	186,900
Wrigley (Wm.) Jr. Co.	2,400	166,800
		2,807,898
Forest Products & Paper — 0.3%
Georgia-Pacific Corp.	3,700	120,361
International Paper Co.	4,500	131,310
MeadWestvaco Corp.	4,300	112,746
Plum Creek Timber Co., Inc.(b)	2,500	97,250
Weyerhaeuser Co.	4,300	272,362
		734,029
Healthcare — 1.0%
Caremark Rx, Inc.(a)	5,800	303,920
Coventry Health Care, Inc.(a)	1,650	89,083
Express Scripts, Inc.(a) (b)	3,300	248,853
HCA, Inc.	9,000	433,710
Health Management Associates, Inc. Cl. A(b)	1,800	38,538
Humana, Inc.(a)	2,000	88,780
Laboratory Corp. of America Holdings(a)	1,500	72,375
Manor Care, Inc.	1,100	40,975
Tenet Healthcare Corp.(a)	6,000	50,520
UnitedHealth Group, Inc.	17,200	995,708
		2,362,462
Home Construction, Furnishings & Appliances — 0.3%
Centex Corp.(b)	1,800	115,830
D.R. Horton, Inc.	3,300	101,277
KB Home(b)	1,400	91,490
Lennar Corp. Cl. A	2,500	138,950
Maytag Corp.	1,200	20,664
Pulte Homes, Inc.(b)	3,100	117,149
Whirlpool Corp.(b)	1,300	102,050
		687,410
Household Products — 0.5%
Black & Decker Corp.	1,700	139,621
The Clorox Co.	2,700	146,124
Corning, Inc.(a)	21,500	431,935
Fortune Brands, Inc.	2,000	151,940
Newell Rubbermaid, Inc.	3,900	89,661
Sherwin-Williams Co.	1,500	63,825

	Number of Shares	Market Value
Snap-on, Inc.(b)	800	$28,816
The Stanley Works	1,500	71,895
		1,123,817
Industrial – Distribution — 0.0%
Grainger (W.W.), Inc.	1,100	73,678
Industrial – Diversified — 1.0%
3M Co.	10,700	812,986
Cooper Industries Ltd. Cl. A	1,200	85,068
Danaher Corp.	3,600	187,560
Eaton Corp.	2,300	135,309
Illinois Tool Works, Inc.	2,900	245,804
ITT Industries, Inc.	1,400	142,240
Textron, Inc.	1,100	79,244
Tyco International Ltd.(b)	28,089	741,269
		2,429,480
Information Retrieval Services — 0.2%
Yahoo!, Inc.(a)	10,300	380,791
Insurance — 4.0%
ACE Ltd.	4,100	213,610
Aetna, Inc.	3,900	345,384
AFLAC, Inc.	6,900	329,682
Allstate Corp.	9,300	490,947
Ambac Financial Group, Inc.	900	63,801
American International Group, Inc.	35,900	2,326,320
Aon Corp.	7,400	250,490
Chubb Corp.	2,800	260,316
Cigna Corp.	2,900	336,023
Cincinnati Financial Corp.	2,514	106,971
The Hartford Financial Services Group, Inc.	5,600	446,600
Jefferson-Pilot Corp.	2,200	120,736
Lincoln National Corp.(b)	4,200	212,562
Loews Corp.	3,200	297,536
Marsh & McLennan Companies, Inc.(b)	7,400	215,710
MBIA, Inc.(b)	2,000	116,480
Metlife, Inc.	17,800	879,498
MGIC Investment Corp.(b)	3,000	177,720
Principal Financial Group, Inc.	5,600	277,928
Progressive Corp.	2,700	312,687
Prudential Financial, Inc.	7,100	516,809
Safeco Corp.	1,900	105,830
St. Paul Travelers Cos.	9,422	424,273
Torchmark Corp.	1,700	89,811
UnumProvident Corp.(b)	9,100	184,639
WellPoint, Inc.(a)	8,400	627,312
XL Capital Ltd. Cl. A	1,900	121,714
		9,851,389

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Lodging — 0.2%
Hilton Hotels Corp.	4,600	$89,470
Marriott International, Inc. Cl. A	2,500	149,050
Starwood Hotels & Resorts Worldwide, Inc.	3,600	210,348
		448,868
Machinery & Components — 0.3%
Baker Hughes, Inc.	4,900	269,304
Cummins, Inc.(b)	700	59,759
Dover Corp.	3,000	116,940
Ingersoll-Rand Co. Cl. A	5,400	204,066
Parker Hannifin Corp.	2,300	144,164
		794,233
Manufacturing — 0.2%
American Standard Companies, Inc.	2,200	83,688
Applied Materials, Inc.	22,800	373,464
Avery Dennison Corp.(b)	900	50,985
Millipore Corp.(a)	700	42,854
		550,991
Medical Supplies — 1.3%
Agilent Technologies, Inc.(a)	11,500	368,115
Allergan, Inc.	2,000	178,600
Applera Corp. - Applied Biosystems Group	3,100	75,237
Bard (C.R.), Inc.	1,400	87,332
Bausch & Lomb, Inc.	900	66,771
Baxter International, Inc.	8,700	332,601
Becton, Dickinson & Co.	4,300	218,225
Boston Scientific Corp.(a)	5,500	138,160
Fisher Scientific International, Inc.(a)	1,600	90,400
Guidant Corp.	4,500	283,500
Medtronic, Inc.	16,700	946,222
St. Jude Medical, Inc.(a)	5,000	240,350
Stryker Corp.	2,900	119,103
Thermo Electron Corp.(a)	2,400	72,456
Waters Corp.(a)	1,600	57,920
Zimmer Holdings, Inc.(a)	100	6,377
		3,281,369
Metals & Mining — 0.3%
Allegheny Technologies, Inc.	1,400	40,194
Freeport-McMoRan Copper & Gold, Inc. Cl. B	5,000	247,100
Newmont Mining Corp.	1,100	46,860
Nucor Corp.	2,800	167,580
Phelps Dodge Corp.	2,400	289,128
United States Steel Corp.(b)	2,000	73,060
		863,922

	Number of Shares	Market Value
Pharmaceuticals — 5.5%
Abbott Laboratories	21,500	$925,575
AmerisourceBergen Corp.	2,600	198,302
Amgen, Inc.(a)	17,300	1,310,648
Bristol-Myers Squibb Co.	27,200	575,824
Cardinal Health, Inc.	7,900	493,829
Eli Lilly & Co.	15,600	776,724
Forest Laboratories, Inc.(a)	4,700	178,177
Genzyme Corp.(a)	3,500	253,050
Gilead Sciences, Inc.(a)	6,200	292,950
Hospira, Inc.(a)	4,540	180,919
Johnson & Johnson	41,300	2,586,206
King Pharmaceuticals, Inc.(a)	4,700	72,521
McKesson Corp.	7,200	327,096
Medco Health Solutions, Inc.(a)	5,300	299,450
MedImmune, Inc.(a)	2,000	69,960
Merck & Co., Inc.	40,800	1,151,376
Mylan Laboratories, Inc.	3,000	57,630
Pfizer, Inc.	103,500	2,250,090
Schering-Plough Corp.	20,601	419,024
Watson Pharmaceutical, Inc.(a)	5,700	196,992
Wyeth	18,700	833,272
		13,449,615
Photography Equipment/Supplies — 0.0%
Eastman Kodak Co.(b)	4,000	87,600
Prepackaged Software — 1.9%
Adobe Systems, Inc.(b)	6,900	222,525
BMC Software, Inc.(a)	9,000	176,310
Citrix Systems, Inc.(a)	7,500	206,775
Computer Associates International, Inc.	6,500	181,805
Compuware Corp.(a)	19,600	158,564
Electronic Arts, Inc.(a)	2,500	142,200
Intuit, Inc.(a)	2,700	124,011
Microsoft Corp.	92,200	2,369,540
Oracle Corp.(a)	51,600	654,288
Siebel Systems, Inc.	7,100	73,485
Symantec Corp.(a)	9,945	237,188
		4,546,691
Real Estate — 0.3%
Equity Office Properties Trust	5,600	172,480
Equity Residential REIT(b)	3,900	153,075
ProLogis	2,500	107,500
Simon Property Group, Inc. REIT(b)	3,000	214,860
Vornado Realty Trust	1,300	105,300
		753,215

	Number of Shares	Market Value
Restaurants — 0.5%
Darden Restaurants, Inc.	2,600	$84,292
McDonald's Corp.	23,600	745,760
Wendy's International, Inc.	1,600	74,752
Yum! Brands, Inc.	4,800	244,176
		1,148,980
Retail — 2.5%
AutoZone, Inc.(a)	1,000	80,900
Bed Bath & Beyond, Inc.(a)	3,300	133,716
Best Buy Co., Inc.	4,500	199,170
Circuit City Stores, Inc.	3,100	55,149
Costco Wholesale Corp.	7,800	377,208
Dillards, Inc. Cl. A	1,500	31,065
Dollar General Corp.	4,500	87,480
Federated Department Stores, Inc.	4,896	300,467
The Home Depot, Inc.	23,500	964,440
J.C. Penney Co., Inc.	4,300	220,160
Lowe's Companies, Inc.(b)	14,200	862,934
Office Depot, Inc.(a)	6,300	173,439
Sears Holdings Corp.(a) (b)	1,800	216,450
Staples, Inc.	12,200	277,306
Target Corp.	9,800	545,762
Tiffany & Co.(b)	2,300	90,620
Walgreen Co.	11,200	508,816
Wal-Mart Stores, Inc.	19,700	932,007
		6,057,089
Retail – Grocery — 0.1%
Albertson's, Inc.	6,700	168,237
Telephone Utilities — 1.4%
Alltel Corp.	5,200	321,672
AT&T Corp.	20,400	403,512
BellSouth Corp.(b)	26,900	699,938
CenturyTel, Inc.	2,700	88,371
Qwest Communications International, Inc.(a)	30,400	132,544
Sprint Nextel Corp.	40,635	947,202
Verizon Communications, Inc.	22,968	723,722
		3,316,961
Tobacco — 1.0%
Altria Group, Inc.	28,800	2,161,440
Reynolds American, Inc.(b)	1,800	153,000
UST, Inc.	2,500	103,475
		2,417,915
Toys, Games — 0.1%
Hasbro, Inc.	2,600	48,984
Mattel, Inc.	5,700	84,075
		133,059

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Transportation — 0.9%
Burlington Northern Santa Fe Corp.	8,100	$502,686
Carnival Corp.	100	4,967
CSX Corp.	3,100	142,011
FedEx Corp.	2,900	266,597
Norfolk Southern Corp.	5,700	229,140
Union Pacific Corp.	2,600	179,868
United Parcel Service, Inc. Cl. B	10,800	787,752
		2,113,021
Travel — 0.0%
Sabre Holdings Corp.	1,300	25,389
TOTAL COMMON STOCK (Cost $147,982,394)		151,651,440
TOTAL EQUITIES (Cost $147,982,394)		151,651,440
RIGHTS — 0.0%
Computers & Information Seagate Technology(a) (c)	5,100	-
TOTAL RIGHTS (Cost $0)		-
	Principal Amount
BONDS & NOTES — 28.7%
ASSET BACKED SECURITIES — 0.5%
Financial Services — 0.5%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000% 10/25/2033	$554,939	529,751
Travelers Funding Limited, Series 1A, Class A1(d) 6.300% 02/18/2014	454,678	460,243
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230% 02/07/2015	204,606	202,914
TOTAL ASSET BACKED SECURITIES (Cost $1,197,156)		1,192,908
CORPORATE DEBT — 13.1%
Aerospace & Defense — 0.3%
Bombardier Capital, Inc.(d) 6.125% 06/29/2006	100,000	99,500

	Principal Amount	Market Value
Bombardier Capital, Inc.(b) (d) 6.750% 05/01/2012	$65,000	$58,825
Textron Financial Corp., Series E 2.690% 10/03/2006	495,000	486,238
		644,563
Air Transportation — 0.0%
US Airways, Inc. Class B(a) (e) 7.500% 04/15/2008	434,841	5,436
Apparel, Textiles & Shoes — 0.1%
Kellwood Co. 7.625% 10/15/2017	15,000	13,398
Kellwood Co. 7.875% 07/15/2009	50,000	49,482
Mohawk Industries, Inc., Series D 7.200% 04/15/2012	175,000	191,822
		254,702
Automotive & Parts — 0.2%
American Honda Finance Corp.(d) 3.850% 11/06/2008	175,000	169,765
Ford Motor Co. 6.375% 02/01/2029	185,000	124,875
Ford Motor Co. 6.625% 02/15/2028	10,000	6,850
General Motors Corp. 8.375% 07/15/2033	130,000	96,362
Navistar International Corp. 7.500% 06/15/2011	90,000	85,500
		483,352
Banking, Savings & Loans — 1.7%
Ahold Finance USA, Inc. 6.875% 05/01/2029	170,000	157,250
American General Finance Corp. 5.875% 07/14/2006	200,000	201,759
Ametek, Inc. 7.200% 07/15/2008	280,000	292,718
Bank of America Corp. 4.250% 10/01/2010	225,000	217,539
CIT Group, Inc. 7.375% 04/02/2007	250,000	258,523
Citigroup, Inc. 6.750% 12/01/2005	500,000	500,961

	Principal Amount	Market Value
DaimlerChrysler North American Holding Corp. 4.050% 06/04/2008	$530,000	$514,551
DaimlerChrysler North American Holding Corp. 4.125% 03/07/2007	145,000	143,161
Dow Jones & Co., Inc. 3.875% 02/15/2008	220,000	215,694
Household Finance Corp. 4.125% 12/15/2008	250,000	243,816
Household Finance Corp. 6.375% 10/15/2011	100,000	105,639
JP Morgan Chase & Co. 3.125% 12/11/2006	250,000	245,679
Kern River Funding Corp.(d) 4.893% 04/30/2018	179,000	174,486
SLM Corp. 5.000% 10/01/2013	190,000	186,865
SLM Corp. 5.625% 08/01/2033	80,000	79,216
Telecom Italia Capital 6.000% 09/30/2034	115,000	109,185
Washington Mutual, Inc. 2.400% 11/03/2005	425,000	425,000
Wells Fargo & Co. 4.125% 03/10/2008	125,000	123,344
		4,195,386
Beverages — 0.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	200,000	197,842
Anheuser-Busch Cos., Inc. 6.500% 02/01/2043	200,000	221,245
Constellation Brands, Inc. 8.000% 02/15/2008	55,000	57,475
Diageo Finance BV 3.000% 12/15/2006	100,000	98,000
Foster's Finance Corp.(d) 6.875% 06/15/2011	225,000	241,498
		816,060
Broadcasting, Publishing & Printing — 1.0%
American Greetings Corp. 6.100% 08/01/2028	385,000	391,737
Belo Corp. 8.000% 11/01/2008	100,000	106,559
Clear Channel Communications, Inc. 6.000% 11/01/2006	55,000	55,577
Comcast Cable Communications, Inc. 8.375% 05/01/2007	750,000	786,388

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Cox Communications, Inc. 4.625% 01/15/2010	$295,000	$284,665
Cox Communications, Inc. 6.750% 03/15/2011	200,000	209,906
Rogers Cable, Inc. 5.500% 03/15/2014	125,000	115,000
Shaw Communications, Inc. 8.250% 04/11/2010	110,000	118,525
USA Interactive 7.000% 01/15/2013	235,000	240,849
		2,309,206
Building Materials & Construction — 0.2%
Chemed Corp. 8.750% 02/24/2011	130,000	138,775
Vulcan Materials Co. 6.000% 04/01/2009	250,000	259,894
		398,669
Chemicals — 0.3%
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	170,000	170,784
Cytec Industries, Inc. 5.500% 10/01/2010	90,000	87,548
Georgia Gulf Corp. 7.625% 11/15/2005	60,000	60,000
ICI Wilmington, Inc. 7.050% 09/15/2007	150,000	155,051
Lubrizol Corp. 4.625% 10/01/2009	140,000	136,454
Lubrizol Corp. 5.875% 12/01/2008	90,000	91,510
Sealed Air Corp.(d) 6.875% 07/15/2033	50,000	50,709
		752,056
Commercial Services — 0.6%
Allied Waste North America, Inc. 8.875% 04/01/2008	40,000	41,700
Allied Waste North America, Inc., Series B 5.750% 02/15/2011	80,000	74,600
Aramark Services, Inc. 7.000% 05/01/2007	60,000	61,506
Donnelley (R.R.) & Sons Co.(d) 4.950% 05/15/2010	100,000	98,249
ERAC USA Finance Co.(d) 6.700% 06/01/2034	185,000	193,538
ERAC USA Finance Co.(d) 6.750% 05/15/2007	250,000	255,526

	Principal Amount	Market Value
Ryder System, Inc. 6.600% 11/15/2005	$750,000	$750,206
		1,475,325
Computer Programming Services — 0.0%
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	90,000	90,750
Data Processing & Preparation — 0.0%
Certegy, Inc. 4.750% 09/15/2008	60,000	59,830
Electric Utilities — 1.6%
Allegheny Energy Supply Co. LLC(d) 8.250% 04/15/2012	75,000	82,875
Centerpoint Energy, Inc. Series B 5.875% 06/01/2008	290,000	294,240
Dominion Resources, Inc. 5.150% 07/15/2015	200,000	191,743
Duke Energy Field Services Corp. 7.875% 08/16/2010	550,000	607,966
Entergy Gulf States, Inc. 5.250% 08/01/2015	275,000	255,841
FirstEnergy Corp., Series A 5.500% 11/15/2006	150,000	150,869
Homer City Funding LLC 8.734% 10/01/2026	123,663	145,303
Ipalco Enterprises, Inc. 8.375% 11/14/2008	255,000	265,200
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	275,000	264,417
MidAmerican Funding LLC 6.750% 03/01/2011	45,000	48,098
Monongahela Power Co. 6.700% 06/15/2014	110,000	119,118
Nevada Power Co., Series L 5.875% 01/15/2015	120,000	117,703
Nisource Finance Corp. 3.200% 11/01/2006	125,000	122,935
Northwestern Corp. 5.875% 11/01/2014	135,000	133,756
Pacific Gas & Electric Co. 6.050% 03/01/2034	150,000	150,695
PSEG Energy Holdings LLC 8.625% 02/15/2008	70,000	72,625
Tampa Electric Co. 5.375% 08/15/2007	190,000	191,070
Tenaska Oklahoma(d) 6.528% 12/30/2014	152,889	149,807

	Principal Amount	Market Value
TransAlta Corp. 5.750% 12/15/2013	$250,000	$251,931
Tri-State Generation & Transmission Association, Series 2003, Class A(d) 6.040% 01/31/2018	120,000	122,016
Tri-State Generation & Transmission Association, Series 2003, Class B(d) 7.144% 07/31/2033	135,000	149,128
TXU Corp., Series P 5.550% 11/15/2014	55,000	50,557
		3,937,893
Electrical Equipment & Electronics — 0.1%
Avnet, Inc. 8.000% 11/15/2006	31,000	32,395
Thomas & Betts Corp. 6.500% 01/15/2006	100,000	100,194
Thomas & Betts Corp., Series B MTN 6.390% 02/10/2009	55,000	56,605
		189,194
Energy — 0.8%
Australian Gas Light Co. Limited(d) 6.400% 04/15/2008	190,000	196,021
Chesapeake Energy Corp.(d) 6.500% 08/15/2017	80,000	79,200
Colonial Pipeline Co.(d) 7.630% 04/15/2032	200,000	255,502
Enterprise Products Operating LP 7.500% 02/01/2011	160,000	172,801
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	15,000	14,669
Gulf South Pipeline Co., LP(d) 5.050% 02/01/2015	40,000	38,818
Mobil Corp. 8.625% 08/15/2021	275,000	372,800
OAO Gazprom(d) 9.625% 03/01/2013	75,000	90,094
Pacific Energy Partners LP/Pacific Energy Finance Corp.(d) 6.250% 09/15/2015	30,000	29,625
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	100,000	104,000

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Piedmont Natural Gas Co., Series E 6.000% 12/19/2033	$100,000	$104,028
Plains All American Pipeline Co. 5.625% 12/15/2013	140,000	140,126
The Premcor Refining Group, Inc. 6.750% 05/01/2014	60,000	62,700
XTO Energy, Inc. 4.900% 02/01/2014	225,000	216,850
		1,877,234
Entertainment & Leisure — 0.1%
Harrah's Operating Co., Inc. 5.500% 07/01/2010	100,000	99,304
The Walt Disney Co. 6.750% 03/30/2006	175,000	176,543
		275,847
Financial Services — 1.6%
Countrywide Home Loans, Inc. 3.250% 05/21/2008	250,000	239,458
Emerald Investment Grade CBO Limited(d) 4.020% 05/24/2011	811,108	814,352
Franklin Resources, Inc. 3.700% 04/15/2008	200,000	194,468
Glencore Funding LLC(d) 6.000% 04/15/2014	150,000	138,170
The Goldman Sachs Group, Inc. 5.150% 01/15/2014	225,000	220,911
iStar Financial, Inc. REIT 7.000% 03/15/2008	75,000	77,685
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	45,000	44,219
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	80,000	78,439
Kimco Realty Corp., Series B MTN 7.860% 11/01/2007	350,000	369,589
Merrill Lynch & Co., Inc. 2.940% 01/30/2006	825,000	822,213
Senior Housing Properties Trust REIT 8.625% 01/15/2012	25,000	27,500
Simon Property Group LP 6.875% 11/15/2006	200,000	202,014
Toro Co. 7.800% 06/15/2027	325,000	371,175

	Principal Amount	Market Value
Verizon Global Funding Corp. 7.750% 12/01/2030	$140,000	$162,366
Weingarten Realty Investors REIT, Series A 7.500% 12/19/2010	210,000	233,844
		3,996,403
Food Retailers — 0.0%
Delhaize America, Inc. 9.000% 04/15/2031	90,000	100,727
Foods — 1.0%
General Mills, Inc. 2.625% 10/24/2006	875,000	853,674
General Mills, Inc. 8.900% 06/15/2006	500,000	511,502
The Kroger Co. 6.750% 04/15/2012	155,000	162,453
Smithfield Foods, Inc. 7.000% 08/01/2011	230,000	233,450
SuperValu, Inc.(f) 7.875% 08/01/2009	500,000	537,523
		2,298,602
Forest Products & Paper — 0.3%
Champion International Corp. 6.400% 02/15/2026	500,000	500,021
Fort James Corp. 6.875% 09/15/2007	55,000	56,100
Packaging Corp. of America 5.750% 08/01/2013	80,000	75,641
		631,762
Healthcare — 0.1%
HCA, Inc. 6.950% 05/01/2012	110,000	112,070
WellPoint Health Networks, Inc. 6.375% 06/15/2006	170,000	171,712
		283,782
Heavy Machinery — 0.6%
American Standard, Inc. 7.625% 02/15/2010	200,000	217,109
Briggs & Stratton Corp. 8.875% 03/15/2011	215,000	240,263
Caterpillar Financial Services Corp., Series F MTN 4.500% 09/01/2008	250,000	247,587
Kennametal, Inc. 7.200% 06/15/2012	225,000	242,743

	Principal Amount	Market Value
Pentair, Inc. 7.850% 10/15/2009	$175,000	$190,515
Timken Co. 5.750% 02/15/2010	150,000	149,985
Timken Co., Series A 6.750% 08/21/2006	125,000	125,685
		1,413,887
Home Construction, Furnishings & Appliances — 0.2%
D.R. Horton, Inc. 4.875% 01/15/2010	25,000	24,015
Newell Rubbermaid, Inc. 4.000% 05/01/2010	100,000	94,174
Steelcase, Inc. 6.375% 11/15/2006	310,000	310,505
		428,694
Industrial – Diversified — 0.2%
Tyco International Group SA 6.375% 02/15/2006	375,000	376,885
Insurance — 0.2%
Boardwalk Pipelines LLC 5.500% 02/01/2017	60,000	58,716
Buckeye Partners LP 4.625% 07/15/2013	100,000	94,451
Leucadia National Corp. 7.750% 08/15/2013	350,000	367,500
		520,667
Lodging — 0.2%
Hilton Hotels Corp.(b) 7.200% 12/15/2009	115,000	119,830
MGM Mirage 6.000% 10/01/2009	60,000	58,950
MGM Mirage 6.750% 09/01/2012	200,000	199,000
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	130,000	140,075
		517,855
Manufacturing — 0.4%
Millipore Corp. 7.500% 04/01/2007	1,000,000	1,029,479
Medical Supplies — 0.0%
Bausch & Lomb, Inc. 7.125% 08/01/2028	95,000	100,355
Oil & Gas — 0.0%
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	65,000	68,207

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Real Estate — 0.1%
First Industrial LP 7.600% 05/15/2007	$175,000	$180,820
Restaurants — 0.1%
Tricon Global Restaurants, Inc. 8.875% 04/15/2011	275,000	320,318
Retail — 0.1%
J.C. Penney Co., Inc. 7.950% 04/01/2017	30,000	33,518
The May Department Stores Co. 3.950% 07/15/2007	100,000	98,281
		131,799
Telephone Utilities — 0.3%
France Telecom SA 7.750% 03/01/2011	240,000	267,322
Kansas Gas & Electric Co.(d) 5.647% 03/29/2021	85,000	81,681
Qwest Corp. 8.875% 03/15/2012	80,000	87,800
Rogers Wireless Communications, Inc. 6.375% 03/01/2014	100,000	99,750
Sprint Capital Corp. 6.900% 05/01/2019	60,000	65,126
		601,679
Transportation — 0.4%
Burlington Northern Santa Fe Corp. 6.750% 03/15/2029	160,000	179,523
Burlington Northern Santa Fe Corp., Series H 9.250% 10/01/2006	305,000	316,697
CSX Corp. 7.250% 05/01/2027	225,000	258,421
Hornbeck Offshore Services, Inc.(d) 6.125% 12/01/2014	85,000	82,875
Norfolk Southern Corp. 6.000% 04/30/2008	120,000	122,303
Union Pacific Corp. 6.400% 02/01/2006	200,000	200,812
		1,160,631
TOTAL CORPORATE DEBT (Cost $32,262,995)		31,928,055

	Principal Amount	Market Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
Collateralized Mortgage Obligations
Financial Services — 2.9%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	$370,784	$353,954
AES Eastern Energy LP, Series 1999-1, Class A 9.000% 01/02/2017	120,559	139,246
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100% 08/13/2029	43,464	44,342
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.683% 09/25/2033	133,456	132,202
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 4.197% 02/25/2034	120,678	119,533
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A1 5.960% 11/11/2030	55,604	55,811
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	94,226	94,006
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254% 01/15/2037	203,398	197,300
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	143,181	143,783
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.607% 08/25/2034	226,214	225,328
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.686% 08/25/2034	393,725	393,195
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000% 12/25/2033	639,821	610,773
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310% 11/15/2026	126,381	127,882

	Principal Amount	Market Value
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.278% 07/25/2033	$125,646	$125,124
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.120% 02/25/2034	69,444	68,888
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.249% 02/25/2034	25,410	25,572
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(d) 6.920% 02/03/2014	1,000,000	1,052,530
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 5.001% 03/25/2034	239,932	239,180
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600% 06/25/2032	81,942	82,227
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	424,689	413,886
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 05/15/2022	187,430	197,860
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	242,994	245,801
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	98,001	100,006
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000% 11/25/2033	733,149	699,873
Washington Mutual, Inc., Series 2004-AR2, Class A 4.137% 04/25/2044	392,693	392,732

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.246% 09/25/2034	$396,358	$386,464
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 4.111% 06/25/2035	433,690	424,998
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,153,014)		7,092,496
SOVEREIGN DEBT OBLIGATIONS — 0.1%
United Mexican States 8.375% 01/14/2011	190,000	216,125
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $210,030)		216,125
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.1%
Pass-Through Securities
FHLMC 6.000% 09/01/2016- 02/01/2018	150,375	153,746
FHLMC 6.500% 08/01/2016	38,599	39,840
FHLMC 8.000% 06/01/2027	86,012	92,554
FHLMC 9.000% 03/01/2017	10,308	10,880
Total Pass-Through Securities		297,020
Federal National Mortgage Association (FNMA) — 5.1%
Pass-Through Securities
FNMA 4.500% 04/01/2020- 07/01/2020	2,524,925	2,442,175
FNMA 5.000% 09/01/2035	2,100,000	2,021,496
FNMA 5.500% 11/01/2033- 08/01/2035	3,089,847	3,050,845
FNMA 6.000% 05/01/2016	60,396	61,806
FNMA 7.000% 01/01/2031- 05/01/2031	82,777	86,638
FNMA

	Principal Amount	Market Value
7.500% 10/01/2029- 05/01/2030	$172,466	$182,429
FNMA 8.000% 03/01/2030- 08/01/2031	52,818	56,743
FNMA TBA(g) 5.000% 11/01/2035	1,700,000	1,635,719
FNMA TBA(g) 5.500% 11/01/2020- 11/01/2035	2,425,000	2,426,709
FNMA, Series 347, Class 1, PO 0.000% 01/01/2034	617,785	442,488
Total Pass-Through Securities		12,407,048
Government National Mortgage Association (GNMA) — 0.6%
Pass-Through Securities
GNMA 5.000% 02/15/2034	447,934	438,276
GNMA 6.000% 01/15/2032- 08/15/2032	415,389	424,361
GNMA 6.500% 06/15/2023- 12/15/2023	212,280	220,491
GNMA 7.000% 08/15/2023- 08/15/2032	121,168	127,731
GNMA 7.500% 10/15/2006- 06/15/2017	111,325	115,686
GNMA 8.000% 08/15/2006- 07/15/2008	28,633	29,038
GNMA 9.000% 12/15/2008- 05/15/2009	41,025	42,848
Total Pass-Through Securities		1,398,431
Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV TVA 4.687% 01/15/2022	96,061	94,493
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,359,828)		14,196,992

	Principal Amount	Market Value
U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bonds — 1.8%
U.S. Treasury Bond 6.125% 08/15/2029	$1,730,000	$2,050,320
U.S. Treasury Bond 6.875% 08/15/2025	200,000	251,531
U.S. Treasury Bond(f) 8.750% 05/15/2017	1,540,000	2,091,513
		4,393,364
U.S. Treasury Notes — 4.5%
U.S. Treasury Note 3.375% 11/15/2008	210,000	203,733
U.S. Treasury Note 3.375% 10/15/2009	3,550,000	3,412,160
U.S. Treasury Note 3.875% 05/15/2010	300,000	292,641
U.S. Treasury Note 4.000% 11/15/2012	40,000	38,769
U.S. Treasury Note(b) 4.000% 02/15/2015	4,390,000	4,197,938
U.S. Treasury Note(b) 5.000% 02/15/2011	1,340,000	1,373,081
U.S. Treasury Note(b) 5.000% 08/15/2011	1,545,000	1,585,315
		11,103,637
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,270,519)		15,497,001
TOTAL BONDS & NOTES (Cost $70,453,542)		70,123,577
TOTAL LONG TERM INVESTMENTS (Cost $218,435,936)		221,775,017
SHORT-TERM INVESTMENTS — 17.4%
Cash Equivalents — 6.5%(h)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	878,503	878,503
American Beacon Money Market Fund	314,120	314,120
Banc of America Bank Note 3.770% 11/28/2005	457,424	457,424
Banc of America Bank Note 3.770% 01/17/2006	256,669	256,669
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	562,984	562,984

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	$680,351	$680,351
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	351,865	351,865
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	347,206	347,206
BGI Institutional Money Market Fund	1,360,130	1,360,130
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	422,238	422,238
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	527,797	527,797
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	351,865	351,865
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	351,865	351,865
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	351,865	351,865
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	351,865	351,865
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	351,865	351,865
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	374,144	374,144
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	351,865	351,865
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	351,865	351,865
Freddie Mac Discount Note 3.686% 11/02/2005	346,299	346,299
General Electric Capital Corp. 3.936% 11/08/2005	139,594	139,594
General Electric Capital Corp. 3.960% 12/05/2005	137,126	137,126
General Electric Capital Corp. 3.969% 11/16/2005	351,052	351,052
Goldman Sachs Financial Square Prime Obligations Money Market Fund	267,629	267,629

	Number of Shares	Market Value
Harris Trust & Savings Bank 3.795% 11/04/2005	$265,223	$265,223
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	351,865	351,865
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	351,865	351,865
Merrimac Cash Fund, Premium Class	77,410	77,410
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	703,730	703,730
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	527,797	527,797
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	351,865	351,865
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	527,797	527,797
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	975,852	975,852
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	175,932	175,932
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	422,238	422,238
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	351,864	351,864
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	527,795	527,795
		15,849,419
Commercial Paper — 10.7%
Aluminum Co of Amer. 3.880% 11/02/2005	2,211,000	2,210,762
Dte Capital Corp. Commerical Paper 4.000% 11/04/2005	4,692,000	4,690,436
Fortune Brands, Inc. 4.100% 11/07/2005	3,057,000	3,054,911
General Mills, Inc. 3.870% 11/22/2005	4,493,000	4,482,857

	Number of Shares	Market Value
Govco Inc. 3.840% 11/18/2005	$1,685,000	$1,681,944
Oge Energy Corp. 3.990% 11/01/2005	2,456,000	2,456,000
Praxiar Inc. 3.920% 11/03/2005	4,245,000	4,244,075
Sara Lee 4.050% 11/09/2005	3,200,000	3,197,121
		26,018,106
Repurchase Agreement — 0.02%
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(h) (i)	598,170	598,170
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		42,465,695
TOTAL INVESTMENTS — 108.2% (Cost $260,901,631)(j)		264,240,712
Other Assets/ (Liabilities) — (8.2%)		(20,009,898)
NET ASSETS — 100.0%		$244,230,814

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan (Note 2).

(c)  This security is valued in good faith under procedures established by the board of trustees.

(d)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $5,165,033 or 2.1% of net assets.

(e)  Security is currently in default.

(f)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(g)  A portion of this security is purchased on a forward commitment basis (Note 2).

(h)  Represents investments of security lending collateral. (Note 2).

(i)  Maturity value of $598,238. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $610,134.

(j)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 99.4%
COMMON STOCK
Aerospace & Defense — 2.9%
Lockheed Martin Corp.	65,160	$3,946,090
Rockwell Collins, Inc.	246,630	11,300,586
		15,246,676
Apparel, Textiles & Shoes — 2.7%
Limited Brands	732,880	14,664,929
Banking, Savings & Loans — 11.2%
Bank of America Corp.(a)	379,570	16,602,392
Freddie Mac	90,050	5,524,567
SLM Corp.(a)	202,340	11,235,940
Wachovia Corp.	246,915	12,474,146
Wells Fargo & Co.	229,860	13,837,572
		59,674,617
Beverages — 3.2%
Diageo PLC Sponsored ADR (United Kingdom)(a)	290,630	17,272,141
Broadcasting, Publishing & Printing — 4.3%
Gannett Co., Inc.	187,510	11,749,377
Viacom, Inc. Cl. B	355,610	11,013,242
		22,762,619
Chemicals — 1.8%
PPG Industries, Inc.	158,230	9,489,053
Commercial Services — 2.6%
Donnelley (R.R.) & Sons Co.	83,400	2,920,668
Waste Management, Inc.	373,030	11,008,115
		13,928,783
Communications — 1.9%
BCE, Inc.(a)	403,140	9,977,715
Computers & Information — 3.9%
Apple Computer, Inc.(b)	108,400	6,242,756
International Business Machines Corp.	180,820	14,805,542
		21,048,298
Computers & Office Equipment — 1.5%
Hewlett-Packard Co.	285,900	8,016,636
Cosmetics & Personal Care — 2.8%
Colgate-Palmolive Co.	157,800	8,357,088
Kimberly-Clark Corp.	112,700	6,405,868
		14,762,956
Electric Utilities — 3.1%
Entergy Corp.	71,920	5,086,182
Exelon Corp.	225,420	11,728,603
		16,814,785

	Number of Shares	Market Value
Electrical Equipment & Electronics — 2.0%
General Electric Co.	162,800	$5,520,548
Molex, Inc. Cl. A	212,300	5,071,847
		10,592,395
Energy — 10.4%
BP PLC, Sponsored ADR (United Kingdom)	215,046	14,279,054
ConocoPhillips	175,400	11,467,652
Exxon Mobil Corp.	325,940	18,298,272
Occidental Petroleum Corp.	148,500	11,713,680
		55,758,658
Entertainment & Leisure — 1.3%
The Walt Disney Co.	293,240	7,146,259
Financial Services — 8.8%
American Express Co.	237,370	11,813,905
Citigroup, Inc.	436,888	20,000,733
Morgan Stanley	276,850	15,063,408
		46,878,046
Foods — 2.4%
Kellogg Co.	292,690	12,928,117
Forest Products & Paper — 1.9%
Weyerhaeuser Co.	160,510	10,166,703
Healthcare — 0.5%
HCA, Inc.	57,200	2,756,468
Industrial - Diversified — 2.4%
Tyco International Ltd.(a)	488,250	12,884,917
Insurance — 6.6%
AFLAC, Inc.	139,030	6,642,853
Allstate Corp.	191,800	10,125,122
American International Group, Inc.	286,860	18,588,528
		35,356,503
Pharmaceuticals — 6.4%
Merck & Co., Inc.	349,800	9,871,356
Pfizer, Inc.	562,770	12,234,620
Teva Pharmaceutical Sponsored ADR (Israel)(a)	320,300	12,209,836
		34,315,812
Photography Equipment/Supplies — 0.7%
Eastman Kodak Co.	170,830	3,741,177
Prepackaged Software — 4.1%
Microsoft Corp.	215,300	5,533,210
Symantec Corp.(b)	694,500	16,563,825
		22,097,035

	Number of Shares	Market Value
Restaurants — 1.0%
McDonald's Corp.	166,430	$5,259,188
Retail — 2.1%
CVS Corp.	204,500	4,991,845
Walgreen Co.	133,200	6,051,276
		11,043,121
Telephone Utilities — 2.2%
Verizon Communications, Inc.	369,060	11,629,081
Tobacco — 2.4%
Altria Group, Inc.	171,200	12,848,560
Transportation — 2.3%
United Parcel Service, Inc. Cl. B	167,800	12,239,332
TOTAL EQUITIES (Cost $458,418,790)		531,300,580
	Principal Amount
SHORT-TERM INVESTMENTS — 9.6%
Cash Equivalents — 8.5%(c)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	$2,538,042	2,538,042
American Beacon Money Market Fund	907,508	907,508
Bank of America Bank Note 3.770% 11/28/2005	1,321,523	1,321,523
Bank of America Bank Note 3.770% 01/17/2006	741,530	741,530
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	1,626,490	1,626,490
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	1,965,572	1,965,572
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	1,016,556	1,016,556
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	1,003,098	1,003,098
BGI Institutional Money Market Fund	3,929,488	3,929,488

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	$1,219,868	$1,219,868
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	1,524,835	1,524,835
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	1,016,556	1,016,556
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	1,016,557	1,016,557
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	1,016,557	1,016,557
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	1,016,557	1,016,557
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	1,016,557	1,016,557
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	1,080,924	1,080,924
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	1,016,556	1,016,556
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	1,016,556	1,016,556
Freddie Mac Discount Note 3.686% 11/02/2005	1,000,477	1,000,477
General Electric Capital Corp. 3.936% 11/08/2005	403,293	403,293
General Electric Capital Corp. 3.960% 12/05/2005	396,164	396,164
General Electric Capital Corp. 3.969% 11/16/2005	1,014,208	1,014,208
Goldman Sachs Financial Square Prime Obligations Money Market Fund	773,194	773,194
Harris Trust & Savings Bank 3.795% 11/04/2005	766,245	766,245
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	1,016,557	1,016,557
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	1,016,557	1,016,557
Merrimac Cash Fund, Premium Class	223,642	223,642

	Principal Amount	Market Value
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	$2,033,113	$2,033,113
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	1,524,835	1,524,835
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	1,016,556	1,016,556
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	1,524,835	1,524,835
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	2,819,290	2,819,290
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	508,278	508,278
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	1,219,868	1,219,868
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	1,016,556	1,016,556
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	1,524,835	1,524,835
		45,789,833
Repurchase Agreement — 1.1%
Investors Bank & Trust Company Repurchase Agreement, dated 10/31/2005, 2.75%, due 11/01/2005(d)	4,109,472	4,109,472
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(c) (e)	1,728,146	1,728,146
		5,837,618
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		51,627,451
TOTAL INVESTMENTS — 109.0% (Cost $510,046,241)(f)		582,928,031
Other Assets/ (Liabilities) — (9.0%)		(48,324,150)
NET ASSETS — 100.0%		$534,603,881

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Denotes all or a portion of security on loan (Note 2).

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $4,109,786. Collateralized by U.S. Government Agency obligation with a rate of 6.875%, maturity date of 06/25/2028, and an aggregate market value, including accrued interest, of $4,314,946.

(e)  Maturity value of $1,728,343. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $1,762,709.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 99.9%
COMMON STOCK
Aerospace & Defense — 1.5%
Alliant Techsystems, Inc.(a)	600	$42,132
General Dynamics Corp.	3,200	372,160
Honeywell International, Inc.	11,600	396,720
Northrop Grumman Corp.	4,700	252,155
Raytheon Co.	4,800	177,360
		1,240,527
Air Transportation — 0.1%
Southwest Airlines Co.	5,300	84,853
Apparel, Textiles & Shoes — 0.3%
Jones Apparel Group, Inc.	2,000	54,560
Liz Claiborne, Inc.(b)	1,600	56,320
Polo Ralph Lauren Corp.	600	29,520
Reebok International Ltd.	400	22,820
VF Corp.	1,400	73,150
		236,370
Automotive & Parts — 0.8%
Adesa, Inc.	2,000	42,800
Autoliv, Inc.	500	21,480
AutoNation, Inc.(a)	2,800	55,664
BorgWarner, Inc.	500	28,995
Dana Corp.	1,800	13,518
Ford Motor Co.	16,400	136,448
General Motors Corp.	4,200	115,080
Genuine Parts Co.	2,300	102,051
The Goodyear Tire & Rubber Co.(a) (b)	1,200	18,768
Lear Corp.(b)	800	24,368
TRW Automotive Holdings Corp.(a)	3,100	83,855
		643,027
Banking, Savings & Loans — 16.2%
AmSouth Bancorporation	5,500	138,765
Associated Banc-Corp	1,700	53,057
Astoria Financial Corp.	1,550	43,323
Bank of America Corp.	60,300	2,637,522
Bank of Hawaii Corp.	600	30,828
Bank of New York Co., Inc.	10,500	328,545
BB&T Corp.(b)	7,367	311,919
BOK Financial Corp.	200	8,804
Capital One Financial Corp.	2,400	183,240
City National Corp.	500	36,690

	Number of Shares	Market Value
The Colonial BancGroup, Inc.	1,900	$46,265
Comerica, Inc.	2,800	161,784
Commerce Bancshares, Inc.	955	50,739
Compass Bancshares, Inc.	1,400	68,264
Cullen/Frost Bankers, Inc.	500	26,410
Downey Financial Corp.	700	42,665
Fannie Mae	13,100	622,512
Fifth Third Bancorp	600	24,102
First Horizon National Corp.	1,600	61,888
FirstMerit Corp.	1,500	39,555
Freddie Mac	5,700	349,695
Fulton Financial Corp.	2,131	35,822
Golden West Financial Corp.(b)	1,900	111,587
Hibernia Corp. Cl. A	1,900	56,373
Independence Community Bank Corp.	1,100	43,505
International Bancshares Corp.	550	16,467
JPMorgan Chase & Co.	47,600	1,743,112
KeyCorp	5,600	180,544
M&T Bank Corp.	800	86,064
Marshall and Ilsley Corp.	2,900	124,584
Mellon Financial Corp.	5,000	158,450
National City Corp.(b)	7,727	249,041
New York Community Bancorp, Inc.	3,500	56,595
North Fork Bancorporation, Inc.	6,448	163,392
Northern Trust Corp.	1,100	58,960
Popular, Inc.(b)	3,600	72,936
Regions Financial Corp.	6,171	200,866
Sky Financial Group, Inc.	1,000	28,080
The South Financial Group, Inc.	500	13,785
Sovereign Bancorp, Inc.	4,600	99,222
State Street Corp.	3,100	171,213
SunTrust Banks, Inc.	4,800	347,904
TCF Financial Corp.	400	10,840
TD Banknorth, Inc.	2,349	67,628
U.S. Bancorp	24,800	733,584
UnionBanCal Corp.	700	47,936
Valley National Bancorp	1,400	33,936
Wachovia Corp.	21,280	1,075,066
Washington Federal, Inc.	1,042	23,956
Washington Mutual, Inc.	14,182	561,607
Webster Financial Corp.	600	27,702
Wells Fargo & Co.	20,500	1,234,100

	Number of Shares	Market Value
Westcorp	200	$12,602
WFS Financial, Inc.(a)	700	50,351
Whitney Holding Corp.	1,300	35,100
Wilmington Trust Corp.	800	30,328
Zions Bancorp	1,400	102,858
		13,332,668
Beverages — 0.9%
Anheuser-Busch Companies, Inc.	700	28,882
Brown-Forman Corp. Cl. B	200	12,668
The Coca-Cola Co.	10,600	453,468
Coca-Cola Enterprises, Inc.	4,700	88,830
Constellation Brands, Inc.(a) (b)	1,900	44,726
Molson Coors Brewing Co. Cl. B	500	30,850
The Pepsi Bottling Group, Inc.	1,400	39,802
PepsiAmericas, Inc.	1,100	25,652
		724,878
Broadcasting, Publishing & Printing — 3.1%
American Greetings Corp. Cl. A(b)	3,700	93,425
Belo Corp. Cl. A	1,200	25,920
Clear Channel Communications, Inc.	4,700	142,974
Comcast Corp. Cl. A(a)	14,600	406,318
The DIRECTV Group, Inc.(a)	800	11,376
Gannett Co., Inc.	3,300	206,778
Knight Ridder, Inc.(b)	900	48,042
Lee Enterprises, Inc.	700	27,447
Liberty Global, Inc. Cl. A(a)	3,407	84,391
McClatchy Co. Cl. A	100	6,268
New York Times Co. Cl. A(b)	1,900	51,756
Time Warner, Inc.	59,200	1,055,536
Tribune Co.(b)	3,000	94,530
Viacom, Inc. Cl. B	9,600	297,312
Westwood One, Inc.	700	12,950
		2,565,023
Building Materials & Construction — 0.4%
Lafarge North America, Inc.	500	30,255
Louisiana-Pacific Corp.	2,500	62,325
Martin Marietta Materials, Inc.	200	15,782

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Masco Corp.	1,100	$31,350
USG Corp.(a) (b)	1,900	112,328
Vulcan Materials Co.	700	45,500
		297,540
Chemicals — 1.3%
Air Products & Chemicals, Inc.	100	5,724
Airgas, Inc.	1,100	31,097
Celanese Corp.-Cl. A	900	15,876
Chemtura Corp.	2,800	29,960
Dow Chemical Co.	600	27,516
Du Pont (E.I.) de Nemours & Co.	5,000	208,450
Eastman Chemical Co.	1,500	79,140
Engelhard Corp.	2,200	59,840
FMC Corp.(a)	800	43,552
Huntsman Corp.(a)	1,100	21,868
The Lubrizol Corp.	1,600	66,544
Lyondell Chemical Co.	3,600	96,480
Monsanto Co.	1,000	63,010
PPG Industries, Inc.	100	5,997
Praxair, Inc.	700	34,587
Rohm & Haas Co.	2,800	121,884
The Scotts Miracle-Gro Co.	1,200	105,348
Valhi, Inc.	200	3,534
The Valspar Corp.	1,800	39,690
		1,060,097
Commercial Services — 1.0%
Allied Waste Industries, Inc.(a)	1,800	14,652
Cendant Corp.	12,900	224,718
Convergys Corp.(a)	1,800	29,250
Donnelley (R.R.) & Sons Co.	2,600	91,052
Equifax, Inc.	1,800	62,046
Jacobs Engineering Group, Inc.(a)	100	6,375
Manpower, Inc.	800	36,224
PerkinElmer, Inc.	2,000	44,140
Rent-A-Center, Inc.(a)	700	12,614
Republic Services, Inc.	2,300	81,305
Ryder System, Inc.	400	15,868
Service Corp. International	4,800	40,176
Servicemaster Co.	3,400	42,772
Waste Management, Inc.	5,300	156,403
		857,595
Communications — 1.7%
ADC Telecommunications, Inc.(a)	900	15,705
American Tower Corp. Cl. A(a)	200	4,770

	Number of Shares	Market Value
Avaya, Inc.(a)	1,100	$12,672
Citizens Communications Co.(b)	4,100	50,184
Crown Castle International Corp.(a)	3,300	80,916
Harris Corp.	400	16,440
L-3 Communications Holdings, Inc.(b)	800	62,256
NTL, Inc.(a) (b)	100	6,132
PanAmSat Holding Corp.	400	9,548
SBC Communications, Inc.	44,700	1,066,095
Scientific-Atlanta, Inc.	400	14,176
Tellabs, Inc.(a)	6,000	57,360
		1,396,254
Communications Equipment — 0.2%
Motorola, Inc.	6,700	148,472
Computer Integrated Systems Design — 0.5%
Cadence Design Systems, Inc.(a) (b)	4,300	68,714
Computer Sciences Corp.(a)	2,200	112,750
Juniper Networks, Inc.(a)	1,200	27,996
Reynolds & Reynolds, Inc. Cl. A	2,400	63,696
Sun Microsystems, Inc.(a)	11,200	44,800
Synopsys, Inc.(a)	4,300	81,485
Teradyne, Inc.(a) (b)	400	5,416
		404,857
Computer Programming Services — 0.1%
Ceridian Corp.(a)	1,800	39,438
Computer Related Services — 0.1%
Checkfree Corp.(a) (b)	200	8,500
IAC/InterActiveCorp(a)	1,000	25,600
Ingram Micro, Inc. Cl. A(a)	1,100	19,910
		54,010
Computers & Information — 0.5%
Comverse Technology, Inc.(a)	300	7,530
International Business Machines Corp.	3,800	311,144
Sandisk Corp.(a)	500	29,445
Solectron Corp.(a) (b)	5,600	19,768
Tech Data Corp.(a)	400	13,856
		381,743
Computers & Office Equipment — 2.0%
Electronic Data Systems Corp.	3,200	74,592
Hewlett-Packard Co.	47,800	1,340,312
Pitney Bowes, Inc.	1,400	58,912

	Number of Shares	Market Value
Xerox Corp.(a)	12,900	$175,053
		1,648,869
Containers — 0.2%
Bemis Co., Inc.	1,200	31,704
Pactiv Corp.(a)	100	1,970
Sealed Air Corp.(a) (b)	1,000	50,310
Smurfit-Stone Container Corp.(a)	2,900	30,624
Temple-Inland, Inc.	2,000	73,660
		188,268
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.	1,700	90,032
Kimberly-Clark Corp.	3,500	198,940
		288,972
Data Processing & Preparation — 0.2%
Affiliated Computer Services, Inc. Cl. A(a)	400	21,644
Deluxe Corp.	800	26,664
NCR Corp.(a)	2,200	66,484
The BISYS Group, Inc.(a)	600	7,608
		122,400
Electric Utilities — 6.3%
Allegheny Energy, Inc.(a) (b)	2,000	56,520
Alliant Energy Corp.	1,800	47,610
Ameren Corp.(b)	3,200	168,320
American Electric Power Co., Inc.	5,100	193,596
CenterPoint Energy, Inc.(b)	5,100	67,524
Cinergy Corp.	2,400	95,760
CMS Energy Corp.(a) (b)	2,700	40,257
Consolidated Edison, Inc.(b)	4,600	209,300
Constellation Energy Group, Inc.	2,400	131,520
Dominion Resources, Inc.	4,600	349,968
DPL, Inc.	1,400	36,078
DTE Energy Co.	2,200	95,040
Duke Energy Corp.	12,600	333,648
Edison International	4,400	192,544
Energy East Corp.	1,900	45,315
Entergy Corp.	2,800	198,016
Exelon Corp.	9,000	468,270
FirstEnergy Corp.	5,600	266,000
FPL Group, Inc.	5,300	228,218
Great Plains Energy, Inc.	917	26,327
Hawaiian Electric Industries, Inc.	1,000	26,350
MDU Resources Group, Inc.	1,350	44,510
NiSource, Inc.	4,000	94,600

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Northeast Utilities	1,200	$21,828
NRG Energy, Inc.(a) (b)	1,000	43,010
NSTAR	1,100	29,920
OGE Energy Corp.	1,100	28,336
Pepco Holdings, Inc.	2,300	49,427
PG&E Corp.	6,900	251,022
Pinnacle West Capital Corp.	1,600	66,816
PNM Resources, Inc.	700	17,745
PPL Corp.	6,400	200,576
Progress Energy, Inc.	3,300	143,847
Public Service Enterprise Group, Inc.	3,200	201,248
Puget Energy, Inc.	1,200	25,728
Reliant Energy, Inc.(a)	4,000	50,800
SCANA Corp.	1,300	51,571
Southern Co.	12,000	419,880
Teco Energy, Inc.	1,600	27,680
Westar Energy, Inc.	1,000	22,100
Wisconsin Energy Corp.	2,700	102,141
WPS Resources Corp.	800	43,648
		5,212,614
Electrical Equipment & Electronics — 2.0%
Advanced Micro Devices, Inc.(a) (b)	3,000	69,660
Arrow Electronics, Inc.(a)	2,600	76,726
Avnet, Inc.(a)	3,400	78,370
AVX Corp.	500	6,190
Emerson Electric Co.	800	55,640
Energizer Holdings, Inc.(a)	200	10,098
Freescale Semiconductor, Inc. Cl. B(a)	4,300	102,684
General Electric Co.	25,600	868,096
Hubbell, Inc. Cl. B	700	33,712
Intersil Corp. Cl. A	900	20,484
Johnson Controls, Inc.	2,100	142,905
LSI Logic Corp.(a) (b)	4,800	38,928
Molex, Inc.	500	12,655
Novellus Systems, Inc.(a)	700	15,302
Sanmina-SCI Corp.(a)	3,100	11,315
Teleflex, Inc.	1,300	86,047
Thomas & Betts Corp.(a)	300	11,676
		1,640,488
Energy — 16.1%
Amerada Hess Corp.	1,500	187,650
Anadarko Petroleum Corp.	3,200	290,272
Apache Corp.	4,200	268,086
Arch Coal, Inc.	300	23,121
Atmos Energy Corp.	700	18,410
Burlington Resources, Inc.	6,200	447,764
Chesapeake Energy Corp.	2,500	80,250

	Number of Shares	Market Value
ChevronTexaco Corp.	34,026	$1,941,864
ConocoPhillips	22,200	1,451,436
Devon Energy Corp.	8,600	519,268
El Paso Corp.	7,700	91,322
Energen Corp.	1,200	45,120
Ensco International, Inc.	300	13,677
Equitable Resources, Inc.	200	7,730
Exxon Mobil Corp.	87,600	4,917,864
Forest Oil Corp.(a)	1,500	65,520
Helmerich & Payne, Inc.	900	49,860
Kerr-McGee Corp.	2,261	192,275
KeySpan Corp.	2,100	72,597
Kinder Morgan, Inc.	100	9,090
Marathon Oil Corp.	6,689	402,410
National Fuel Gas Co.	2,300	69,322
National Oilwell Varco, Inc.(a)	800	49,976
Newfield Exploration Co.(a)	400	18,132
Noble Energy, Inc.	1,800	72,090
Occidental Petroleum Corp.	7,300	575,824
Oneok, Inc.	1,200	34,488
Piedmont Natural Gas Co., Inc.(b)	900	21,294
Pioneer Natural Resources Co.	2,700	135,135
Pogo Producing Co.	1,000	50,500
Questar Corp.	800	63,000
Rowan Companies, Inc.	500	16,495
Sempra Energy	3,400	150,620
Southern Union Co.(a)	1,140	26,813
Sunoco, Inc.	900	67,050
Tesoro Corp.	700	42,805
Tidewater, Inc.	500	22,980
UGI Corp.	1,900	44,840
Valero Energy Corp.	4,585	482,525
Vectren Corp.	1,500	40,725
Vintage Petroleum, Inc.	600	31,134
The Williams Companies, Inc.	3,500	78,050
Xcel Energy, Inc.(b)	6,200	113,646
		13,303,030
Entertainment & Leisure — 0.9%
Harrah's Entertainment, Inc.	1,201	72,636
International Speedway Corp. Cl. A	200	10,336
News Corp., Inc. Cl. A	19,000	270,750
The Walt Disney Co.	12,600	307,062
Warner Music Group Corp.	5,800	89,842
		750,626

	Number of Shares	Market Value
Financial Services — 11.9%
AG Edwards, Inc.	1,100	$46,552
Allied Capital Corp.(b)	1,600	43,232
AMB Property Corp.	800	35,344
American Capital Strategies Ltd.	1,100	41,316
AmeriCredit Corp.(a)	1,700	37,995
Ameritrade Holding Corp.(a) (b)	1,400	29,442
Annaly Mortgage Management, Inc. REIT(b)	2,200	25,256
Archstone-Smith Trust	3,600	146,052
Arden Realty, Inc.	1,100	49,654
AvalonBay Communities, Inc.(b)	1,300	112,125
Bear Stearns Companies, Inc.	1,800	190,440
Boston Properties, Inc. REIT	1,800	124,596
Camden Property Trust REIT(b)	600	33,810
CarrAmerica Realty Corp. REIT	800	26,344
CBL & Associates Properties, Inc. REIT(b)	800	29,880
CIT Group, Inc.	3,400	155,482
Citigroup, Inc.	70,400	3,222,912
Countrywide Financial Corp.	8,700	276,399
Crescent Real Estate Equities Co. REIT	1,200	23,940
Developers Diversified Realty Corporation REIT	1,700	74,256
Duke Realty Corporation REIT	1,200	40,920
E*Trade Financial Corp.(a)	4,300	79,765
Essex Property Trust, Inc. REIT	200	17,976
Federal Realty Investment Trust REIT	500	30,325
Friedman Billings Ramsey Group, Inc. Cl. A(b)	2,500	22,175
General Growth Properties, Inc. REIT	700	29,736
The Goldman Sachs Group, Inc.	5,600	707,672
Health Care Property Investors, Inc.(b)	2,200	55,990
Health Care REIT, Inc.(b)	700	24,668
Healthcare Realty Trust, Inc.	700	26,488

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Hospitalities Properties Trust	1,200	$47,640
HRPT Properties Trust	3,600	39,276
Huntington Bancshares, Inc.	2,900	67,454
IndyMac Bancorp, Inc.	1,800	67,194
iStar Financial, Inc.	2,000	73,740
Janus Capital Group, Inc.	2,700	47,385
Jefferies Group, Inc.	300	12,738
Kimco Realty Corp.	3,500	103,670
KKR Financial Corp. REIT	500	11,160
Lehman Brothers Holdings, Inc.	4,400	526,548
Liberty Property Trust REIT	1,500	62,535
The Macerich Co. REIT	400	25,708
Mack-Cali Realty Corp.	1,000	42,650
MBNA Corp.	17,100	437,247
Mercantile Bankshares Corp.	1,000	56,360
Merrill Lynch & Co., Inc.	14,200	919,308
Morgan Stanley	13,800	750,858
New Century Financial Corp. REIT	400	12,348
New Plan Excel Realty Trust	1,600	36,784
Pan Pacific Retail Properties, Inc. REIT	700	44,450
PNC Financial Services Group, Inc.	4,500	273,195
Public Storage, Inc.(b)	200	13,240
Raymond James Financial, Inc.	500	17,015
Realty Income Corp. REIT	1,200	26,724
Reckson Associates Realty Corp.	1,200	42,120
Regency Centers Corp.(b)	1,300	72,371
SL Green Realty Corp.	600	40,818
Telewest Global, Inc.(a)	2,900	66,149
Thornburg Mortgage, Inc. REIT(b)	1,900	48,165
Trizec Properties, Inc. REIT	1,600	35,600
Weingarten Realty Investors REIT	1,400	49,784
		9,830,976
Foods — 2.4%
Archer-Daniels-Midland Co.	17,800	433,786
Campbell Soup Co.	1,500	43,650
ConAgra Foods, Inc.	6,600	153,582
Dean Foods Co.(a)	2,500	90,375
Del Monte Foods Co.(a)	6,700	70,886
General Mills, Inc.(b)	5,300	255,778
Heinz (H. J.) Co.	2,100	74,550

	Number of Shares	Market Value
Hormel Foods Corp.	800	$25,440
Kellogg Co.	1,000	44,170
Kraft Foods, Inc. Cl. A	2,000	56,600
The Kroger Co.(a)	12,200	242,780
McCormick & Co., Inc.	300	9,087
Pilgrim's Pride Corp.	2,100	66,108
Safeway, Inc.(b)	5,600	130,256
Sara Lee Corp.	6,600	117,810
Smithfield Foods, Inc.(a)	1,100	32,538
SuperValu, Inc.	2,200	69,146
TreeHouse Foods, Inc.(a) (b)	360	9,302
Tyson Foods, Inc. Cl. A	3,900	69,420
		1,995,264
Forest Products & Paper — 1.0%
Georgia-Pacific Corp.	4,900	159,397
International Paper Co.	5,600	163,408
MeadWestvaco Corp.	3,300	86,526
Packaging Corp. of America	700	14,203
Plum Creek Timber Co., Inc.(b)	3,300	128,370
Rayonier, Inc. REIT	1,200	45,876
Sonoco Products Co.	1,800	50,940
Weyerhaeuser Co.	3,300	209,022
		857,742
Healthcare — 0.2%
Caremark Rx, Inc.(a)	500	26,200
Community Health Systems, Inc.(a)	200	7,422
Health Management Associates, Inc. Cl. A	200	4,282
Health Net, Inc.(a)	800	37,472
Humana, Inc.(a)	400	17,756
Pacificare Health Systems(a)	500	41,180
Tenet Healthcare Corp.(a)	2,500	21,050
Triad Hospitals, Inc.(a)	700	28,791
Universal Health Services, Inc. Cl. B(b)	200	9,428
		193,581
Heavy Machinery — 0.0%
Dresser-Rand Group, Inc.(a)	1,400	30,380
Home Construction, Furnishings & Appliances — 0.7%
Beazer Homes USA, Inc.(b)	400	23,180
Centex Corp.	1,000	64,350
D.R. Horton, Inc.	1,400	42,966
KB Home	700	45,745

	Number of Shares	Market Value
Lennar Corp. Cl. A	1,100	$61,138
MDC Holdings, Inc.	230	15,778
Meritage Homes Corp.(a)	300	18,681
Pulte Homes, Inc.(b)	4,600	173,834
The Ryland Group, Inc.	600	40,380
Standard-Pacific Corp.	1,000	38,580
Steelcase, Inc.	500	7,160
Whirlpool Corp.(b)	800	62,800
		594,592
Household Products — 0.4%
Black & Decker Corp.	500	41,065
The Clorox Co.	2,000	108,240
Newell Rubbermaid, Inc.	3,500	80,465
RPM, Inc.	1,300	24,206
Snap-on, Inc.	900	32,418
The Stanley Works	500	23,965
		310,359
Industrial – Distribution — 0.1%
Grainger (W.W.), Inc.	600	40,188
Industrial – Diversified — 0.2%
Eaton Corp.	1,300	76,479
Illinois Tool Works, Inc.	200	16,952
ITT Industries, Inc.	100	10,160
SPX Corp.(b)	900	38,718
Textron, Inc.	700	50,428
		192,737
Information Retrieval Services — 0.0%
Interactive Data Corp.	200	4,640
Insurance — 8.6%
Aetna, Inc.	700	61,992
AFLAC, Inc.	1,300	62,114
Allmerica Financial Corp.(a)	500	19,050
Allstate Corp.	9,000	475,110
Ambac Financial Group, Inc.	1,100	77,979
American Financial Group, Inc.	1,100	37,598
American International Group, Inc.	16,700	1,082,160
American National Insurance Co.	100	11,793
AmerUs Group Co.	400	23,648
Aon Corp.	6,600	223,410
Assurant, Inc.(b)	2,400	91,680
Berkley (W.R.) Corp.	1,100	48,070
Chubb Corp.	2,600	241,722
Cigna Corp.	2,400	278,088
Cincinnati Financial Corp.	2,100	89,355
CNA Financial Corp.(a)	200	6,158

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
The Commerce Group, Inc.	700	$39,774
Conseco, Inc.(a)	1,800	36,540
Erie Indemnity Co. Cl. A	300	15,888
Fidelity National Financial, Inc.	3,500	131,110
First American Corp.(b)	2,100	92,022
Genworth Financial, Inc. Cl. A	4,200	133,098
The Hartford Financial Services Group, Inc.	4,100	326,975
HCC Insurance Holdings, Inc.	400	12,000
Jefferson-Pilot Corp.	1,600	87,808
Leucadia National Corp.	1,000	42,960
Lincoln National Corp.	3,700	187,257
Loews Corp.	2,500	232,450
Marsh & McLennan Companies, Inc.	7,200	209,880
MBIA, Inc.(b)	2,050	119,392
Mercury General Corp.	300	18,135
Metlife, Inc.	6,800	335,988
MGIC Investment Corp.	1,900	112,556
Nationwide Financial Services, Inc. Cl. A	1,800	72,702
Old Republic International Corp.	2,900	75,139
The PMI Group, Inc.	1,200	47,856
Principal Financial Group, Inc.	5,000	248,150
Progressive Corp.	200	23,162
Protective Life Corp.	900	39,456
Prudential Financial, Inc.	6,500	473,135
Radian Group, Inc.	1,800	93,780
Reinsurance Group of America, Inc.	200	9,150
Safeco Corp.	1,700	94,690
St. Paul Travelers Cos.	9,027	406,486
StanCorp Financial Group, Inc.	400	36,840
Torchmark Corp.	1,400	73,962
Unitrin, Inc.	300	13,800
UnumProvident Corp.	6,200	125,798
WellChoice, Inc.(a)	500	37,825
WellPoint, Inc.(a)	3,924	293,044
		7,128,735
Internet Content — 0.0%
BEA Systems, Inc.(a) (b)	4,100	36,162
Lodging — 0.2%
Host Marriott Corp.(b)	6,200	104,098
Starwood Hotels & Resorts Worldwide, Inc.	1,100	64,273
		168,371

	Number of Shares	Market Value
Machinery & Components — 0.2%
Cooper Cameron Corp.(a)	700	$51,611
Cummins, Inc.(b)	300	25,611
Dover Corp.	800	31,184
IDEX Corp.	100	4,002
Parker Hannifin Corp.	1,000	62,680
		175,088
Manufacturing — 0.2%
Avery Dennison Corp.(b)	400	22,660
Terex Corp.(a)	1,800	98,946
		121,606
Medical Supplies — 0.3%
Agilent Technologies, Inc.(a)	2,700	86,427
Applera Corp. - Applied Biosystems Group	2,400	58,248
Bausch & Lomb, Inc.	400	29,676
Fisher Scientific International, Inc.(a)	700	39,550
Mettler-Toledo International, Inc.(a)	200	10,320
Thermo Electron Corp.(a) (b)	1,300	39,247
		263,468
Metals & Mining — 0.8%
Consol Energy, Inc.	300	18,270
Newmont Mining Corp.	1,200	51,120
Nucor Corp.	3,600	215,460
Phelps Dodge Corp.	1,400	168,658
Precision Castparts Corp.	1,700	80,512
United States Steel Corp.(b)	2,600	94,978
		628,998
Oil & Gas — 0.1%
AGL Resources, Inc.	1,000	35,190
Pride International, Inc.(a)	900	25,263
		60,453
Pharmaceuticals — 5.7%
Abbott Laboratories	2,600	111,930
Amerisource Bergen Corp.(b)	1,900	144,913
Bristol-Myers Squibb Co.	15,700	332,369
Cardinal Health, Inc.	2,300	143,773
Eli Lilly & Co.	800	39,832
Hospira, Inc.(a)	2,300	91,655
Invitrogen Corp.(a)	500	31,795
King Pharmaceuticals, Inc.(a)	5,300	81,779
McKesson Corp.	2,900	131,747

	Number of Shares	Market Value
Medco Health Solutions, Inc.(a)	1,300	$73,450
Merck & Co., Inc.	22,900	646,238
Millennium Pharmaceuticals, Inc.(a)	2,000	18,240
Mylan Laboratories, Inc.	2,100	40,341
Omnicare, Inc.	700	37,870
Pfizer, Inc.	100,600	2,187,044
Sigma-Aldrich Corp.	1,100	70,070
Watson Pharmaceutical, Inc.(a)	2,300	79,488
Wyeth	9,000	401,040
		4,663,574
Prepackaged Software — 0.6%
BMC Software, Inc.(a)	4,200	82,278
Computer Associates International, Inc.	2,100	58,737
Compuware Corp.(a)	10,000	80,900
Fair Isaac Corp.	1,200	50,112
Novell, Inc.(a)	4,500	34,290
Siebel Systems, Inc.	7,000	72,450
Sybase, Inc.(a)	3,500	77,875
Symantec Corp.(a)	3,000	71,550
		528,192
Real Estate — 0.6%
Equity Office Properties Trust	3,600	110,880
Equity Residential REIT	4,200	164,850
ProLogis	1,956	84,108
Simon Property Group, Inc. REIT(b)	1,000	71,620
Vornado Realty Trust	1,200	97,200
		528,658
Restaurants — 0.8%
CBRL Group, Inc.	200	6,940
McDonald's Corp.	20,600	650,960
Wendy's International, Inc.	600	28,032
		685,932
Retail — 1.2%
Barnes & Noble, Inc.	2,300	83,168
BJ's Wholesale Club, Inc.(a)	700	19,936
Borders Group, Inc.	900	17,667
Circuit City Stores, Inc.	800	14,232
Costco Wholesale Corp.	3,800	183,768
Dillards, Inc. Cl. A	700	14,497
Dollar Tree Stores, Inc.(a)	400	8,624
Federated Department Stores, Inc.	3,523	216,207
J.C. Penney Co., Inc.	1,200	61,440
Office Depot, Inc.(a)	4,200	115,626

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
OfficeMax, Inc.	900	$25,218
Rite Aid Corp.(a)	10,300	36,050
Saks, Inc.(a)	1,400	25,410
Sears Holdings Corp.(a) (b)	700	84,175
Tiffany & Co.(b)	1,100	43,340
		949,358
Retail – Grocery — 0.1%
Albertson's, Inc.	4,600	115,506
Telephone Utilities — 3.7%
Alltel Corp.	4,000	247,440
AT&T Corp.	15,100	298,678
BellSouth Corp.(b)	24,700	642,694
CenturyTel, Inc.	2,100	68,733
MCI, Inc.	5,900	117,410
Qwest Communications International, Inc.(a) (b)	18,400	80,224
Sprint Nextel Corp.	31,073	724,312
Verizon Communications, Inc.	28,000	882,280
		3,061,771
Tobacco — 1.8%
Altria Group, Inc.	16,700	1,253,335
Loews Corp. - Carolina Group	2,300	94,645
Reynolds American, Inc.	1,300	110,500
UST, Inc.	1,500	62,085
		1,520,565
Toys, Games — 0.1%
Hasbro, Inc.	2,100	39,564
Mattel, Inc.	3,400	50,150
		89,714
Transportation — 1.1%
Alexander & Baldwin, Inc.	800	39,152
Burlington Northern Santa Fe Corp.	5,200	322,712
CSX Corp.	3,200	146,592
Laidlaw International, Inc.	1,800	40,932
Norfolk Southern Corp.	5,100	205,020
Overseas Shipholding Group, Inc.	800	38,080
Union Pacific Corp.	2,100	145,278
		937,766
Travel — 0.1%
Expedia, Inc.(a)	600	11,274
Sabre Holdings Corp.	1,700	33,201
		44,475

	Number of Shares	Market Value
Water Companies — 0.0%
Aqua America, Inc.	1,000	$33,880
TOTAL EQUITIES (Cost $80,153,340)		82,415,350
	Principal Amount
SHORT-TERM INVESTMENTS — 10.7%
Cash Equivalents — 10.0%(c)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	$452,044	452,044
American Beacon Money Market Fund	161,634	161,634
Banc of America Bank Note 3.770% 11/28/2005	235,373	235,373
Banc of America Bank Note 3.770% 01/17/2006	132,072	132,072
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	289,690	289,690
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	350,083	350,083
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	181,056	181,056
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	178,659	178,659
BGI Institutional Money Market Fund	699,871	699,871
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	217,268	217,268
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	271,585	271,585
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	181,056	181,056
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	181,056	181,056
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	181,056	181,056
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	181,056	181,056

	Principal Amount	Market Value
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	$181,056	$181,056
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	192,521	192,521
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	181,056	181,056
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	181,056	181,056
Freddie Mac Discount Note 3.686% 11/02/2005	178,193	178,193
General Electric Capital Corp. 3.936% 11/08/2005	71,830	71,830
General Electric Capital Corp. 3.960% 12/05/2005	70,560	70,560
General Electric Capital Corp. 3.969% 11/16/2005	180,638	180,638
Goldman Sachs Financial Square Prime Obligations Money Market Fund	137,712	137,712
Harris Trust & Savings Bank 3.795% 11/04/2005	136,474	136,474
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	181,056	181,056
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	181,056	181,056
Merrimac Cash Fund, Premium Class	39,832	39,832
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	362,113	362,113
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	271,584	271,584
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	181,056	181,056
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	271,584	271,584

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	$502,137	$502,137
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	90,528	90,528
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	217,268	217,268
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	181,056	181,056
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	271,585	271,585
		8,155,510
Repurchase Agreement — 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 10/31/2005, 2.75%, due 11/01/2005(d)	344,101	344,101
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(c) (e)	307,796	307,796
		651,897
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		8,807,407
TOTAL INVESTMENTS — 110.6% (Cost $88,960,747)(f)		91,222,757
Other Assets/ (Liabilities) — (10.6%)		(8,749,270)
NET ASSETS — 100.0%		$82,473,487

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $344,127. Collateralized by U.S. Government Agency obligation with a rate of 4.625%, maturity date of 01/20/2034, and an aggregate market value, including accrued interest, of $361,306.

(e)  Maturity value of $307,831. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $313,952.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 100.0%
COMMON STOCK
Aerospace & Defense — 1.5%
Alliant Techsystems, Inc.(a)	300	$21,066
General Dynamics Corp.	7,200	837,360
Honeywell International, Inc.	26,400	902,880
Northrop Grumman Corp.	11,600	622,340
Raytheon Co.	11,400	421,230
		2,804,876
Air Transportation — 0.1%
Southwest Airlines Co.	11,900	190,519
Apparel, Textiles & Shoes — 0.3%
Jones Apparel Group, Inc.	5,300	144,584
Liz Claiborne, Inc.(b)	4,100	144,320
Polo Ralph Lauren Corp.	1,700	83,640
Reebok International Ltd.	1,000	57,050
VF Corp.	3,500	182,875
		612,469
Automotive & Parts — 0.7%
Adesa, Inc.	2,600	55,640
Autoliv, Inc.	1,300	55,848
AutoNation, Inc.(a)	7,100	141,148
BorgWarner, Inc.	1,200	69,588
Ford Motor Co.	36,200	301,184
General Motors Corp.	9,400	257,560
Genuine Parts Co.	4,400	195,228
The Goodyear Tire & Rubber Co.(a) (b)	2,900	45,356
Lear Corp.(b)	2,100	63,966
TRW Automotive Holdings Corp.(a)	5,500	148,775
		1,334,293
Banking, Savings & Loans — 16.3%
AmSouth Bancorporation	10,600	267,438
Associated Banc-Corp	3,800	118,598
Astoria Financial Corp.	3,300	92,235
Bank of America Corp.(b)	133,100	5,821,794
Bank of Hawaii Corp.	1,300	66,794
Bank of New York Co., Inc.	23,300	729,057
BB&T Corp.(b)	16,372	693,190
BOK Financial Corp.	600	26,412
Capital One Financial Corp.	5,400	412,290
City National Corp.	1,200	88,056
The Colonial BancGroup, Inc.	4,200	102,270

	Number of Shares	Market Value
Comerica, Inc.	6,800	$392,904
Commerce Bancshares, Inc.	2,600	138,138
Compass Bancshares, Inc.	3,900	190,164
Cullen/Frost Bankers, Inc.	1,400	73,948
Downey Financial Corp.	1,800	109,710
Fannie Mae	29,000	1,378,080
Fifth Third Bancorp	500	20,085
First Horizon National Corp.	2,500	96,700
FirstMerit Corp.	2,600	68,562
Freddie Mac	13,300	815,955
Fulton Financial Corp.	2,900	48,749
Golden West Financial Corp.(b)	4,400	258,412
Hibernia Corp. Cl. A	3,100	91,977
Independence Community Bank Corp.	2,500	98,875
International Bancshares Corp.	1,250	37,425
JPMorgan Chase & Co.	105,048	3,846,858
KeyCorp	12,200	393,328
M&T Bank Corp.	1,400	150,612
Marshall and Ilsley Corp.	7,000	300,720
Mellon Financial Corp.	12,500	396,125
National City Corp.(b)	16,962	546,685
New York Community Bancorp, Inc.	8,200	132,594
North Fork Bancorporation, Inc.	14,250	361,095
Northern Trust Corp.	2,600	139,360
Popular, Inc.(b)	8,100	164,106
Regions Financial Corp.	15,067	490,431
Sky Financial Group, Inc.	2,800	78,624
The South Financial Group, Inc.	100	2,757
Sovereign Bancorp, Inc.	10,600	228,642
State Street Corp.	7,000	386,610
SunTrust Banks, Inc.	10,999	797,207
TD Banknorth, Inc.	5,347	153,940
U.S. Bancorp	54,800	1,620,984
UnionBanCal Corp.	1,700	116,416
Valley National Bancorp	1,815	43,995
Wachovia Corp.	47,133	2,381,159
Washington Federal, Inc.	2,534	58,257
Washington Mutual, Inc.	31,206	1,235,758
Webster Financial Corp.	1,600	73,872
Wells Fargo & Co.	45,300	2,727,060
Westcorp	500	31,505
WFS Financial, Inc.(a)	1,700	122,281
Whitney Holding Corp.	3,550	95,850

	Number of Shares	Market Value
Wilmington Trust Corp.	2,000	$75,820
Zions Bancorp	2,900	213,063
		29,603,532
Beverages — 0.9%
Brown-Forman Corp. Cl. B	500	31,670
The Coca-Cola Co.	24,300	1,039,554
Coca-Cola Enterprises, Inc.	9,100	171,990
Constellation Brands, Inc.(b)	3,700	87,098
Molson Coors Brewing Co. Cl. B	1,400	86,380
The Pepsi Bottling Group, Inc.	4,500	127,935
PepsiAmericas, Inc.	2,800	65,296
		1,609,923
Broadcasting, Publishing & Printing — 3.1%
American Greetings Corp. Cl. A	6,000	151,500
Belo Corp. Cl. A	3,000	64,800
Clear Channel Communications, Inc.	11,300	343,746
Comcast Corp. Cl. A(a)	32,000	890,560
Gannett Co., Inc.	7,600	476,216
Knight Ridder, Inc.(b)	2,400	128,112
Lee Enterprises, Inc.	1,900	74,499
Liberty Global, Inc. Cl. A(a)	8,100	200,637
New York Times Co. Cl. A	4,300	117,132
Time Warner, Inc.	130,900	2,333,947
Tribune Co.(b)	7,300	230,023
Viacom, Inc. Cl. B	21,000	650,370
		5,661,542
Building Materials & Construction — 0.4%
Lafarge North America, Inc.	1,400	84,714
Louisiana-Pacific Corp.	5,500	137,115
Martin Marietta Materials, Inc.	600	47,346
Masco Corp.	2,600	74,100
USG Corp.(a) (b)	3,500	206,920
Vulcan Materials Co.	1,800	117,000
		667,195
Chemicals — 1.2%
Air Products & Chemicals, Inc.	100	5,724
Airgas, Inc.	2,900	81,983
Celanese Corp.-Cl. A	1,000	17,640

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Chemtura Corp.	7,400	$79,180
Dow Chemical Co.	1,300	59,618
Du Pont (E.I.) de Nemours & Co.	11,000	458,590
Eastman Chemical Co.	2,900	153,004
Engelhard Corp.	3,400	92,480
FMC Corp.(a)	1,700	92,548
The Lubrizol Corp.	3,200	133,088
Lyondell Chemical Co.	8,500	227,800
Monsanto Co.	2,100	132,321
PPG Industries, Inc.	100	5,997
Praxair, Inc.	1,500	74,115
Rohm & Haas Co.	7,400	322,122
The Scotts Miracle-Gro Co.	2,500	219,475
Valhi, Inc.	400	7,068
The Valspar Corp.	3,000	66,150
		2,228,903
Commercial Services — 0.9%
Cendant Corp.	29,400	512,148
Convergys Corp.(a)	4,100	66,625
Donnelley (R.R.) & Sons Co.	4,800	168,096
Equifax, Inc.	3,900	134,433
Manpower, Inc.	800	36,224
PerkinElmer, Inc.	1,900	41,933
Rent-A-Center, Inc.(a)	2,300	41,446
Republic Services, Inc.	4,300	152,005
Ryder System, Inc.	1,200	47,604
Service Corp. International	13,100	109,647
Servicemaster Co.	3,800	47,804
Waste Management, Inc.	11,700	345,267
		1,703,232
Communications — 1.7%
ADC Telecommunications, Inc.(a)	3,700	64,565
American Tower Corp. Cl. A(a)	500	11,925
Citizens Communications Co.(b)	10,500	128,520
Crown Castle International Corp.	6,300	154,476
Harris Corp.	800	32,880
L-3 Communications Holdings, Inc.(b)	1,500	116,730
NTL, Inc.(a) (b)	100	6,132
PanAmSat Holding Corp.	1,000	23,870
SBC Communications, Inc.	98,700	2,353,995
Scientific-Atlanta, Inc.	700	24,808
Tellabs, Inc.(a)	13,300	127,148
		3,045,049

	Number of Shares	Market Value
Communications Equipment — 0.2%
Motorola, Inc.	14,700	$325,752
Computer Integrated Systems Design — 0.5%
Cadence Design Systems, Inc.(a) (b)	9,600	153,408
Computer Sciences Corp.(a)	5,700	292,125
Juniper Networks, Inc.(a)	2,600	60,658
Reynolds & Reynolds, Inc. Cl. A	5,600	148,624
Sun Microsystems, Inc.(a)	24,700	98,800
Synopsys, Inc.(a)	8,300	157,285
		910,900
Computer Programming Services — 0.0%
Ceridian Corp.(a)	2,400	52,584
Computer Related Services — 0.1%
Checkfree Corp.(a) (b)	300	12,750
IAC/InterActiveCorp(a)	2,600	66,560
Ingram Micro, Inc. Cl. A(a)	2,100	38,010
		117,320
Computers & Information — 0.5%
Comverse Technology, Inc.(a)	800	20,080
International Business Machines Corp.	8,400	687,792
Sandisk Corp.(a)	1,300	76,557
Solectron Corp.(a)	17,900	63,187
		847,616
Computers & Office Equipment — 2.0%
Electronic Data Systems Corp.	6,900	160,839
Hewlett-Packard Co.	105,500	2,958,220
Pitney Bowes, Inc.	3,500	147,280
Xerox Corp.	28,600	388,102
		3,654,441
Containers — 0.3%
Bemis Co., Inc.	2,700	71,334
Pactiv Corp.(a)	100	1,970
Sealed Air Corp.(a) (b)	2,700	135,837
Smurfit-Stone Container Corp.	6,500	68,640
Temple-Inland, Inc.	4,800	176,784
		454,565
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.	4,300	227,728
Kimberly-Clark Corp.	8,200	466,088
		693,816

	Number of Shares	Market Value
Data Processing & Preparation — 0.1%
Affiliated Computer Services, Inc. Cl. A(a)	1,300	$70,343
The BISYS Group, Inc.(a)	1,600	20,288
Deluxe Corp.	700	23,331
NCR Corp.(a)	5,100	154,122
		268,084
Electric Utilities — 6.5%
Allegheny Energy, Inc.(a) (b)	4,700	132,822
Alliant Energy Corp.	3,400	89,930
Ameren Corp.(b)	7,100	373,460
American Electric Power Co., Inc.	11,600	440,336
CenterPoint Energy, Inc.(b)	12,900	170,796
Cinergy Corp.	5,900	235,410
CMS Energy Corp.(a) (b)	6,400	95,424
Consolidated Edison, Inc.(b)	9,800	445,900
Constellation Energy Group, Inc.	5,200	284,960
Dominion Resources, Inc.	10,200	776,016
DPL, Inc.	3,700	95,349
DTE Energy Co.	5,400	233,280
Duke Energy Corp.	27,700	733,496
Edison International	9,900	433,224
Energy East Corp.	4,500	107,325
Entergy Corp.	6,500	459,680
Exelon Corp.	20,200	1,051,006
FirstEnergy Corp.	11,800	560,500
FPL Group, Inc.	11,500	495,190
Great Plains Energy, Inc.	2,200	63,162
Hawaiian Electric Industries, Inc.	2,500	65,875
MDU Resources Group, Inc.	3,400	112,098
NiSource, Inc.	8,300	196,295
Northeast Utilities	3,800	69,122
NRG Energy, Inc.(a) (b)	2,600	111,826
NSTAR	2,900	78,880
OGE Energy Corp.	2,600	66,976
Pepco Holdings, Inc.	5,900	126,791
PG&E Corp.	14,900	542,062
Pinnacle West Capital Corp.	4,000	167,040
PNM Resources, Inc.	1,800	45,630
PPL Corp.	13,600	426,224
Progress Energy, Inc.	7,300	318,207
Public Service Enterprise Group, Inc.	7,300	459,097
Puget Energy, Inc.	2,900	62,176
Reliant Energy, Inc.(a)	8,900	113,030

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
SCANA Corp.	3,500	$138,845
Southern Co.	26,600	930,734
Teco Energy, Inc.	3,700	64,010
Westar Energy, Inc.	1,500	33,150
Wisconsin Energy Corp.	6,100	230,763
WPS Resources Corp.	1,600	87,296
		11,723,393
Electrical Equipment & Electronics — 1.9%
Advanced Micro Devices, Inc.(a)	6,000	139,320
Arrow Electronics, Inc.(a)	4,700	138,697
Avnet, Inc.(a)	5,700	131,385
Emerson Electric Co.	2,200	153,010
Energizer Holdings, Inc.(a)	500	25,245
Freescale Semiconductor, Inc. Cl. B(a)	10,800	257,904
General Electric Co.	56,400	1,912,524
Hubbell, Inc. Cl. B	1,700	81,872
Johnson Controls, Inc.	4,600	313,030
LSI Logic Corp.(a) (b)	10,500	85,155
Teleflex, Inc.	3,000	198,570
Thomas & Betts Corp.(a)	1,000	38,920
		3,475,632
Energy — 16.0%
Amerada Hess Corp.	3,400	425,340
Anadarko Petroleum Corp.	6,900	625,899
Apache Corp.	9,000	574,470
Atmos Energy Corp.	2,300	60,490
Burlington Resources, Inc.	13,700	989,414
Chesapeake Energy Corp.	5,300	170,130
ChevronTexaco Corp.	75,339	4,299,597
ConocoPhillips	48,900	3,197,082
Devon Energy Corp.	19,000	1,147,220
El Paso Corp.	20,400	241,944
Energen Corp.	2,100	78,960
Equitable Resources, Inc.	400	15,460
Exxon Mobil Corp.	193,500	10,863,090
Forest Oil Corp.(a)	2,500	109,200
Helmerich & Payne, Inc.	1,400	77,560
Kerr-McGee Corp.	5,046	429,112
KeySpan Corp.	4,700	162,479
Kinder Morgan, Inc.	200	18,180
Marathon Oil Corp.	14,596	878,095
National Fuel Gas Co.	5,200	156,728
National Oilwell Varco, Inc.(a)	1,300	81,211
Newfield Exploration Co.(a)	700	31,731
Noble Energy, Inc.	4,600	184,230
Occidental Petroleum Corp.	16,000	1,262,080

	Number of Shares	Market Value
Oneok, Inc.	3,100	$89,094
Piedmont Natural Gas Co., Inc.(b)	2,300	54,418
Pioneer Natural Resources Co.	5,600	280,280
Pogo Producing Co.	2,500	126,250
Questar Corp.	2,200	173,250
Sempra Energy	7,000	310,100
Southern Union Co.	2,730	64,209
Sunoco, Inc.	1,200	89,400
Tesoro Corp.	900	55,035
Tidewater, Inc.	1,000	45,960
UGI Corp.	4,900	115,640
Valero Energy Corp.	10,157	1,068,923
Vectren Corp.	2,300	62,445
Vintage Petroleum, Inc.	1,500	77,835
The Williams Companies, Inc.	6,900	153,870
Xcel Energy, Inc.	12,100	221,793
		29,068,204
Entertainment & Leisure — 0.9%
Harrah's Entertainment, Inc.	2,800	169,344
News Corp., Inc. Cl. A	43,100	614,175
The Walt Disney Co.	28,100	684,797
Warner Music Group Corp.	5,900	91,391
		1,559,707
Financial Services — 12.0%
AG Edwards, Inc.	2,100	88,872
Allied Capital Corp.(b)	2,400	64,848
AMB Property Corp.	1,700	75,106
American Capital Strategies Ltd.	3,000	112,680
AmeriCredit Corp.(a)	4,600	102,810
Ameritrade Holding Corp.(a) (b)	4,000	84,120
Annaly Mortgage Management, Inc. REIT(b)	5,900	67,732
Archstone-Smith Trust	7,800	316,446
Arden Realty, Inc.	1,600	72,224
AvalonBay Communities, Inc.(b)	2,400	207,000
Bear Stearns Companies, Inc.	4,100	433,780
Boston Properties, Inc. REIT	4,300	297,646
Camden Property Trust REIT(b)	1,500	84,525
CarrAmerica Realty Corp. REIT	1,800	59,274

	Number of Shares	Market Value
CBL & Associates Properties, Inc. REIT(b)	2,100	$78,435
CIT Group, Inc.	6,800	310,964
Citigroup, Inc.	155,900	7,137,102
Countrywide Financial Corp.	19,200	609,984
Crescent Real Estate Equities Co. REIT	3,000	59,850
Developers Diversified Realty Corporation REIT	2,500	109,200
Duke Realty Corporation REIT	2,800	95,480
E*Trade Financial Corp.(a)	9,500	176,225
Essex Property Trust, Inc. REIT	100	8,988
Federal Realty Investment Trust REIT	700	42,455
Friedman Billings Ramsey Group, Inc. Cl. A(b)	6,800	60,316
General Growth Properties, Inc. REIT	1,700	72,216
The Goldman Sachs Group, Inc.	12,500	1,579,625
Health Care Property Investors, Inc.(b)	4,700	119,615
Health Care REIT, Inc.(b)	1,800	63,432
Healthcare Realty Trust, Inc.	1,500	56,760
Hospitalities Properties Trust	2,300	91,310
HRPT Properties Trust	7,600	82,916
Huntington Bancshares, Inc.(b)	6,900	160,494
IndyMac Bancorp, Inc.	4,000	149,320
iStar Financial, Inc.	3,700	136,419
Janus Capital Group, Inc.	7,200	126,360
Jefferies Group, Inc.	1,500	63,690
Kimco Realty Corp.	6,600	195,492
Lehman Brothers Holdings, Inc.	9,800	1,172,766
Liberty Property Trust REIT	2,900	120,901
The Macerich Co. REIT	900	57,843
Mack-Cali Realty Corp.	2,500	106,625
MBNA Corp.	37,900	969,103
Mercantile Bankshares Corp.	2,400	135,264
Merrill Lynch & Co., Inc.	31,400	2,032,836
Morgan Stanley	30,300	1,648,623
New Century Financial Corp. REIT	1,000	30,870
New Plan Excel Realty Trust	3,900	89,661

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Pan Pacific Retail Properties, Inc. REIT	1,900	$120,650
PNC Financial Services Group, Inc.	10,100	613,171
Public Storage, Inc.(b)	400	26,480
Raymond James Financial, Inc.	1,600	54,448
Realty Income Corp. REIT	3,100	69,037
Reckson Associates Realty Corp.	2,200	77,220
Regency Centers Corp.(b)	2,100	116,907
SL Green Realty Corp.	1,000	68,030
Telewest Global, Inc.(a)	7,500	171,075
Thornburg Mortgage, Inc. REIT(b)	4,900	124,215
Trizec Properties, Inc. REIT	4,200	93,450
Weingarten Realty Investors REIT	3,800	135,128
		21,688,014
Foods — 2.4%
Archer-Daniels-Midland Co.	39,200	955,304
Campbell Soup Co.	4,300	125,130
ConAgra Foods, Inc.	16,000	372,320
Dean Foods Co.(a)	4,700	169,905
Del Monte Foods Co.(a)	14,600	154,468
General Mills, Inc.(b)	11,500	554,990
Heinz (H. J.) Co.	4,100	145,550
Hormel Foods Corp.	2,200	69,960
Kellogg Co.	2,000	88,340
Kraft Foods, Inc. Cl. A	4,500	127,350
The Kroger Co.(a)	25,900	515,410
Pilgrim's Pride Corp.	4,600	144,808
Safeway, Inc.(b)	14,200	330,292
Sara Lee Corp.	14,700	262,395
Smithfield Foods, Inc.(a)	2,500	73,950
SuperValu, Inc.	5,500	172,865
TreeHouse Foods, Inc.(a) (b)	1,140	29,458
Tyson Foods, Inc. Cl. A	7,500	133,500
		4,425,995
Forest Products & Paper — 1.0%
Georgia-Pacific Corp.	11,200	364,336
International Paper Co.	12,400	361,832
MeadWestvaco Corp.	8,600	225,492
Plum Creek Timber Co., Inc.(b)	6,100	237,290
Rayonier, Inc. REIT	2,025	77,416
Sonoco Products Co.	4,600	130,180
Weyerhaeuser Co.	7,300	462,382
		1,858,928

	Number of Shares	Market Value
Healthcare — 0.2%
Caremark Rx, Inc.(a)	1,200	$62,880
Community Health Systems, Inc.(a)	500	18,555
Health Management Associates, Inc. Cl. A	600	12,846
Health Net, Inc.(a)	1,200	56,208
Humana, Inc.(a)	1,100	48,829
Pacificare Health Systems(a)	1,000	82,360
Sierra Health Services, Inc.(a)	100	7,500
Tenet Healthcare Corp.(a)	6,600	55,572
Triad Hospitals, Inc.(a)	1,300	53,469
Universal Health Services, Inc. Cl. B	400	18,856
		417,075
Heavy Machinery — 0.0%
Dresser-Rand Group, Inc.(a)	3,000	65,100
Home Construction, Furnishings & Appliances — 0.7%
Beazer Homes USA, Inc.(b)	900	52,155
Centex Corp.	2,000	128,700
D.R. Horton, Inc.	3,933	120,704
KB Home	800	52,280
Lennar Corp. Cl. A	2,900	161,182
MDC Holdings, Inc.	620	42,532
Meritage Homes Corp.(a)	800	49,816
Pulte Homes, Inc.(b)	9,000	340,110
The Ryland Group, Inc.	1,900	127,870
Standard-Pacific Corp.	2,200	84,876
Steelcase, Inc.	1,600	22,912
Whirlpool Corp.(b)	2,000	157,000
		1,340,137
Household Products — 0.4%
Black & Decker Corp.	1,200	98,556
The Clorox Co.	4,800	259,776
Newell Rubbermaid, Inc.	7,500	172,425
RPM, Inc.	3,100	57,722
Snap-on, Inc.	2,000	72,040
The Stanley Works	1,600	76,688
		737,207
Industrial – Distribution — 0.1%
Grainger (W.W.), Inc.	1,400	93,772
Industrial – Diversified — 0.2%
Eaton Corp.	3,400	200,022
ITT Industries, Inc.	300	30,480
SPX Corp.(b)	1,500	64,530

	Number of Shares	Market Value
Textron, Inc.	1,600	$115,264
		410,296
Information Retrieval Services — 0.0%
Interactive Data Corp.	500	11,600
Insurance — 8.5%
Aetna, Inc.	2,200	194,832
AFLAC, Inc.	1,900	90,782
Allmerica Financial Corp.(a)	1,400	53,340
Allstate Corp.	20,700	1,092,753
Ambac Financial Group, Inc.	2,500	177,225
American Financial Group, Inc.	1,500	51,270
American International Group, Inc.	37,000	2,397,600
American National Insurance Co.	300	35,379
AmerUs Group Co.	1,100	65,032
Aon Corp.	12,600	426,510
Assurant, Inc.	4,700	179,540
Berkley (W.R.) Corp.	2,800	122,360
Chubb Corp.	6,100	567,117
Cigna Corp.	5,800	672,046
Cincinnati Financial Corp.	4,340	184,667
The Commerce Group, Inc.	800	45,456
Conseco, Inc.(a)	4,900	99,470
Erie Indemnity Co. Cl. A	1,000	52,960
Fidelity National Financial, Inc.	7,600	284,696
First American Corp.(b)	4,200	184,044
Genworth Financial, Inc. Cl. A	9,400	297,886
The Hartford Financial Services Group, Inc.	8,900	709,775
Jefferson-Pilot Corp.	3,500	192,080
Leucadia National Corp.	1,500	64,440
Lincoln National Corp.	7,300	369,453
Loews Corp.	5,600	520,688
Marsh & McLennan Companies, Inc.	15,900	463,485
MBIA, Inc.(b)	4,500	262,080
Metlife, Inc.	14,900	736,209
MGIC Investment Corp.	4,000	236,960
Nationwide Financial Services, Inc. Cl. A	4,000	161,560
Old Republic International Corp.	4,550	117,890
The PMI Group, Inc.	2,800	111,664
Principal Financial Group, Inc.	10,400	516,152

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Progressive Corp.	400	$46,324
Protective Life Corp.	2,100	92,064
Prudential Financial, Inc.	14,500	1,055,455
Radian Group, Inc.	3,600	187,560
Safeco Corp.	4,000	222,800
St. Paul Travelers Cos.	20,222	910,597
StanCorp Financial Group, Inc.	600	55,260
Torchmark Corp.	3,200	169,056
Unitrin, Inc.	800	36,800
UnumProvident Corp.	14,400	292,176
WellChoice, Inc.(a)	200	15,130
WellPoint, Inc.(a)	8,710	650,463
		15,471,086
Internet Content — 0.1%
BEA Systems, Inc.(a) (b)	10,500	92,610
Lodging — 0.2%
Host Marriott Corp.(b)	12,800	214,912
Starwood Hotels & Resorts Worldwide, Inc.	2,600	151,918
		366,830
Machinery & Components — 0.2%
Cooper Cameron Corp.(a)	2,000	147,460
Cummins, Inc.(b)	700	59,759
Dover Corp.	2,100	81,858
IDEX Corp.	300	12,006
Parker Hannifin Corp.	2,200	137,896
Roper Industries, Inc.	200	7,540
		446,519
Manufacturing — 0.1%
Avery Dennison Corp.(b)	1,100	62,315
Terex Corp.(a)	3,100	170,407
		232,722
Medical Supplies — 0.3%
Agilent Technologies, Inc.(a)	6,200	198,462
Applera Corp. - Applied Biosystems Group	6,400	155,328
Bausch & Lomb, Inc.	200	14,838
Fisher Scientific International, Inc.(a)	1,000	56,500
Mettler-Toledo International, Inc.(a)	700	36,120
Thermo Electron Corp.(a) (b)	3,600	108,684
		569,932
Metals & Mining — 0.8%
Newmont Mining Corp.	2,600	110,760
Nucor Corp.	8,100	484,785

	Number of Shares	Market Value
Phelps Dodge Corp.	3,200	$385,504
Precision Castparts Corp.	4,400	208,384
United States Steel Corp.(b)	5,800	211,874
		1,401,307
Oil & Gas — 0.1%
AGL Resources, Inc.	3,200	112,608
Pride International, Inc.(a)	2,200	61,754
		174,362
Pharmaceuticals — 5.7%
Abbott Laboratories	5,700	245,385
Amerisource Bergen Corp.(b)	3,700	282,199
Bristol-Myers Squibb Co.	34,800	736,716
Cardinal Health, Inc.	5,200	325,052
Eli Lilly & Co.	1,900	94,601
Hospira, Inc.(a)	5,100	203,235
Invitrogen Corp.(a)	900	57,231
King Pharmaceuticals, Inc.(a)	13,600	209,848
McKesson Corp.	6,200	281,666
Medco Health Solutions, Inc.(a)	3,000	169,500
Merck & Co., Inc.	50,700	1,430,754
Mylan Laboratories, Inc.	4,600	88,366
Omnicare, Inc.	1,900	102,790
Pfizer, Inc.	222,200	4,830,628
Sigma-Aldrich Corp.	1,600	101,920
Watson Pharmaceutical, Inc.(a)	5,800	200,448
Wyeth	20,100	895,656
		10,255,995
Prepackaged Software — 0.6%
BMC Software, Inc.(a)	7,700	150,843
Computer Associates International, Inc.	4,500	125,865
Compuware Corp.(a)	21,100	170,699
Fair Isaac Corp.	1,800	75,168
Novell, Inc.(a)	11,400	86,868
Siebel Systems, Inc.	15,600	161,460
Sybase, Inc.(a)	6,600	146,850
Symantec Corp.(a)	6,600	157,410
		1,075,163
Real Estate — 0.7%
Equity Office Properties Trust	8,100	249,480
Equity Residential REIT(b)	9,500	372,875
ProLogis	4,389	188,727
Simon Property Group, Inc. REIT(b)	2,200	157,564
Vornado Realty Trust	2,800	226,800
		1,195,446

	Number of Shares	Market Value
Restaurants — 0.9%
CBRL Group, Inc.	700	$24,290
McDonald's Corp.	45,600	1,440,960
Wendy's International, Inc.	1,600	74,752
		1,540,002
Retail — 1.2%
Barnes & Noble, Inc.	4,200	151,872
BJ's Wholesale Club, Inc.(a)	2,200	62,656
Borders Group, Inc.	1,400	27,482
Circuit City Stores, Inc.	2,000	35,580
Costco Wholesale Corp.	9,100	440,076
Dillards, Inc. Cl. A	2,200	45,562
Federated Department Stores, Inc.	7,844	481,386
J.C. Penney Co., Inc.	3,000	153,600
Office Depot, Inc.(a)	10,000	275,300
OfficeMax, Inc.	2,100	58,842
Rite Aid Corp.(a)	16,500	57,750
Saks, Inc.(a)	3,300	59,895
Sears Holdings Corp.(a) (b)	1,500	180,375
Tiffany & Co.	2,500	98,500
		2,128,876
Retail – Grocery — 0.2%
Albertson's, Inc.	11,000	276,210
Telephone Utilities — 3.8%
Alltel Corp.	9,800	606,228
AT&T Corp.	33,300	658,674
BellSouth Corp.(b)	54,800	1,425,896
CenturyTel, Inc.	5,300	173,469
MCI, Inc.	13,800	274,620
Qwest Communications International, Inc.(a)	48,600	211,896
Sprint Nextel Corp.	68,799	1,603,705
Verizon Communications, Inc.	61,800	1,947,318
		6,901,806
Tobacco — 1.8%
Altria Group, Inc.	36,900	2,769,345
Loews Corp. - Carolina Group	4,000	164,600
Reynolds American, Inc.	2,700	229,500
UST, Inc.	2,500	103,475
		3,266,920
Toys, Games — 0.1%
Hasbro, Inc.	5,600	105,504
Mattel, Inc.	7,800	115,050
		220,554

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Transportation — 1.1%
Alexander & Baldwin, Inc.	1,300	$63,622
Burlington Northern Santa Fe Corp.	11,300	701,278
CSX Corp.	7,000	320,670
Laidlaw International, Inc.	4,700	106,878
Norfolk Southern Corp.	10,700	430,140
Overseas Shipholding Group, Inc.	1,700	80,920
Union Pacific Corp.	5,000	345,900
		2,049,408
Travel — 0.0%
Sabre Holdings Corp.	3,700	72,261
Water Companies — 0.1%
Aqua America, Inc.	2,600	88,088
TOTAL EQUITIES (Cost $173,040,574)		181,487,768
	Principal Amount
SHORT-TERM INVESTMENTS — 8.8%
Cash Equivalents(c) — 8.5%
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	$856,347	856,347
American Beacon Money Market Fund	306,196	306,196
Banc of America Bank Note 3.770% 11/28/2005	445,888	445,888
Banc of America Bank Note 3.770% 01/17/2006	250,195	250,195
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	548,785	548,785
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	663,193	663,193
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	342,991	342,991
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	338,450	338,450
BGI Institutional Money Market Fund	1,325,827	1,325,827
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	411,589	411,589
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	514,486	514,486

	Principal Amount	Market Value
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	$342,991	$342,991
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	342,991	342,991
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	342,991	342,991
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	342,991	342,991
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	342,991	342,991
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	364,708	364,708
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	342,991	342,991
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	342,991	342,991
Freddie Mac Discount Note 3.686% 11/02/2005	337,565	337,565
General Electric Capital Corp. 3.936% 11/08/2005	136,073	136,073
General Electric Capital Corp. 3.960% 12/05/2005	133,668	133,668
General Electric Capital Corp. 3.969% 11/16/2005	342,198	342,198
Goldman Sachs Financial Square Prime Obligations Money Market Fund	260,879	260,879
Harris Trust & Savings Bank 3.795% 11/04/2005	258,534	258,534
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	342,991	342,991
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	342,991	342,991
Merrimac Cash Fund, Premium Class	75,458	75,458
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	685,981	685,981

	Principal Amount	Market Value
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	$514,486	$514,486
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	342,991	342,991
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	514,485	514,485
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	951,240	951,240
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	171,495	171,495
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	411,589	411,589
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	342,990	342,990
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	514,486	514,486
		15,449,692
Repurchase Agreement — 0.3%
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(c) (d)	583,084	583,084
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		16,032,776
TOTAL INVESTMENTS — 108.8% (Cost $189,073,350)(e)		197,520,544
Other Assets/ (Liabilities) — (8.8%)		(16,046,951)
NET ASSETS — 100.0%		$181,473,593

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $583,150. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $594,746.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 99.9%
COMMON STOCK
Advertising — 0.2%
Monster Worldwide, Inc.(a)	500	$16,405
Omnicom Group, Inc.	400	33,184
		49,589
Aerospace & Defense — 2.8%
Boeing Co.	4,200	271,488
General Dynamics Corp.	900	104,670
Goodrich Corp.	400	14,428
Honeywell International, Inc.	2,500	85,500
Lockheed Martin Corp.	2,000	121,120
Northrop Grumman Corp.	1,200	64,380
Raytheon Co.	1,400	51,730
Rockwell Collins, Inc.	800	36,656
United Technologies Corp.	3,100	158,968
		908,940
Air Transportation — 0.1%
Southwest Airlines Co.	2,400	38,424
Apparel, Textiles & Shoes — 0.8%
Coach, Inc.(a)	1,200	38,616
The Gap, Inc.	2,400	41,472
Jones Apparel Group, Inc.	400	10,912
Limited Brands	1,200	24,012
Liz Claiborne, Inc.(b)	500	17,600
Nike, Inc. Cl. B	700	58,835
Nordstrom, Inc.	1,100	38,115
VF Corp.	400	20,900
		250,462
Automotive & Parts — 0.6%
AutoNation, Inc.(a)	1,300	25,844
Ford Motor Co.	3,400	28,288
General Motors Corp.	1,700	46,580
Genuine Parts Co.	700	31,059
The Goodyear Tire & Rubber Co.(a) (b)	900	14,076
Harley-Davidson, Inc.	800	39,624
		185,471
Banking, Savings & Loans — 8.7%
AmSouth Bancorporation	1,400	35,322
Bank of America Corp.	11,900	520,506
Bank of New York Co., Inc.	2,200	68,838
BB&T Corp.(b)	1,400	59,276
Capital One Financial Corp.	800	61,080
Comerica, Inc.	600	34,668

	Number of Shares	Market Value
Compass Bancshares, Inc.	400	$19,504
Fannie Mae	2,700	128,304
Fifth Third Bancorp	100	4,017
First Horizon National Corp.	300	11,604
Freddie Mac	2,000	122,700
Golden West Financial Corp.(b)	800	46,984
JPMorgan Chase & Co.	10,600	388,172
KeyCorp	1,300	41,912
M&T Bank Corp.	300	32,274
Marshall and Ilsley Corp.	600	25,776
Mellon Financial Corp.	1,300	41,197
National City Corp.(b)	1,700	54,791
North Fork Bancorporation, Inc.	1,350	34,209
Northern Trust Corp.	500	26,800
Regions Financial Corp.	1,393	45,342
SLM Corp.	1,200	66,636
Sovereign Bancorp, Inc.	1,000	21,570
State Street Corp.	900	49,707
SunTrust Banks, Inc.	900	65,232
Synovus Financial Corp.	900	24,723
U.S. Bancorp	5,400	159,732
Wachovia Corp.	4,601	232,443
Washington Mutual, Inc.	3,032	120,067
Wells Fargo & Co.	5,000	301,000
Zions Bancorp	300	22,041
		2,866,427
Beverages — 2.1%
Anheuser-Busch Companies, Inc.	1,300	53,638
Brown-Forman Corp. Cl. B	200	12,668
The Coca-Cola Co.	6,300	269,514
Coca-Cola Enterprises, Inc.	800	15,120
Constellation Brands, Inc.(a) (b)	500	11,770
Molson Coors Brewing Co. Cl. B	200	12,340
The Pepsi Bottling Group, Inc.	700	19,901
PepsiCo, Inc.	5,100	301,308
		696,259
Broadcasting, Publishing & Printing — 2.5%
Clear Channel Communications, Inc.	1,400	42,588
Comcast Corp. Cl. A(a)	6,700	186,461

	Number of Shares	Market Value
Dow Jones & Co., Inc.	300	$10,173
Gannett Co., Inc.	600	37,596
Knight Ridder, Inc.(b)	200	10,676
The McGraw-Hill Companies, Inc.	1,600	78,304
Meredith Corp.	400	19,960
New York Times Co. Cl. A	400	10,896
Time Warner, Inc.	14,200	253,186
Tribune Co.(b)	900	28,359
Viacom, Inc. Cl. B	4,800	148,656
		826,855
Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.	400	9,972
Masco Corp.	1,300	37,050
Vulcan Materials Co.	400	26,000
		73,022
Chemicals — 1.3%
Dow Chemical Co.	3,200	146,752
Du Pont (E.I.) de Nemours & Co.	2,100	87,549
Eastman Chemical Co.	400	21,104
Engelhard Corp.	400	10,880
International Flavors & Fragrances, Inc.	400	13,196
Monsanto Co.	900	56,709
PPG Industries, Inc.	400	23,988
Praxair, Inc.	1,000	49,410
Rohm & Haas Co.	500	21,765
		431,353
Commercial Services — 1.3%
Block (H&R), Inc.	1,200	29,832
Cendant Corp.	3,200	55,744
Donnelley (R.R.) & Sons Co.	400	14,008
eBay, Inc.(a)	2,000	79,200
Ecolab, Inc.	300	9,924
Equifax, Inc.	1,000	34,470
Moody's Corp.	700	37,282
Paychex, Inc.	1,100	42,636
PerkinElmer, Inc.	1,000	22,070
Quest Diagnostics	400	18,684
Robert Half International, Inc.	400	14,752
Ryder System, Inc.	200	7,934
Waste Management, Inc.	1,700	50,167
		416,703

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Communications — 1.6%
Citizens Communications Co.(b)	1,000	$12,240
L-3 Communications Holdings, Inc.(b)	300	23,346
Network Appliance, Inc.(a)	1,100	30,096
Qualcomm, Inc.	4,800	190,848
SBC Communications, Inc.	9,900	236,115
Scientific-Atlanta, Inc.	500	17,720
Tellabs, Inc.(a)	1,300	12,428
		522,793
Communications Equipment — 0.5%
Motorola, Inc.	7,400	163,984
Computer Integrated Systems Design — 0.3%
Autodesk, Inc.	1,200	54,156
Computer Sciences Corp.(a)	500	25,625
Parametric Technology Corp.(a)	821	5,345
Sun Microsystems, Inc.(a)	6,000	24,000
		109,126
Computer Programming Services — 0.0%
Mercury Interactive Corp.(a)	200	6,958
Computers & Information — 4.5%
Apple Computer, Inc.(a)	4,100	236,119
Cisco Systems, Inc.(a)	19,200	335,040
Comverse Technology, Inc.(a)	600	15,060
Dell, Inc.(a)	7,200	229,536
EMC Corp.(a)	7,600	106,096
International Business Machines Corp.	6,400	524,032
Jabil Circuit, Inc.(a)	600	17,910
Lexmark International, Inc.(a)	300	12,456
Solectron Corp.(a) (b)	3,100	10,943
		1,487,192
Computers & Office Equipment — 1.5%
Electronic Data Systems Corp.	1,000	23,310
Hewlett-Packard Co.	14,500	406,580
Pitney Bowes, Inc.	700	29,456
Xerox Corp.(a)	2,800	37,996
		497,342
Containers — 0.1%
Sealed Air Corp.(a) (b)	300	15,093
Temple-Inland, Inc.	300	11,049
		26,142

	Number of Shares	Market Value
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	1,600	$84,736
Kimberly-Clark Corp.	1,600	90,944
The Procter & Gamble Co.	6,782	379,724
		555,404
Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A(a)	200	10,822
Automatic Data Processing, Inc.	1,700	79,322
First Data Corp.(b)	2,300	93,035
Fiserv, Inc.(a)	1,000	43,680
IMS Health, Inc.	500	11,615
NCR Corp.(a)	800	24,176
		262,650
Electric Utilities — 3.3%
AES Corp.(a)	1,700	27,013
Allegheny Energy, Inc.(a) (b)	300	8,478
Ameren Corp.(b)	800	42,080
American Electric Power Co., Inc.	1,300	49,348
CenterPoint Energy, Inc.	1,400	18,536
Cinergy Corp.	500	19,950
CMS Energy Corp.(a) (b)	500	7,455
Consolidated Edison, Inc.(b)	1,100	50,050
Constellation Energy Group, Inc.	600	32,880
Dominion Resources, Inc.	800	60,864
DTE Energy Co.	700	30,240
Duke Energy Corp.	3,300	87,384
Edison International	700	30,632
Entergy Corp.	400	28,288
Exelon Corp.	1,800	93,654
FirstEnergy Corp.	1,200	57,000
FPL Group, Inc.	900	38,754
NiSource, Inc.	700	16,555
PG&E Corp.	1,700	61,846
Pinnacle West Capital Corp.	800	33,408
PPL Corp.	1,400	43,876
Progress Energy, Inc.	600	26,154
Public Service Enterprise Group, Inc.	800	50,312
Southern Co.	2,600	90,974
TXU Corp.	900	90,675
		1,096,406
Electrical Equipment & Electronics — 6.1%
Advanced Micro Devices, Inc.(a) (b)	1,200	27,864

	Number of Shares	Market Value
American Power Conversion Corp.	500	$10,695
Analog Devices, Inc.	1,100	38,258
Broadcom Corp. Cl. A(a)	1,500	63,690
Emerson Electric Co.	1,400	97,370
Freescale Semiconductor, Inc. Cl. B(a)	1,335	31,880
General Electric Co.	26,100	885,051
Intel Corp.	18,300	430,050
Johnson Controls, Inc.	500	34,025
KLA-Tencor Corp.	600	27,774
Linear Technology Corp.	500	16,605
LSI Logic Corp.(a) (b)	2,400	19,464
National Semiconductor Corp.	1,700	38,471
Novellus Systems, Inc.(a)	200	4,372
Nvidia Corp.(a) (b)	500	16,775
Rockwell Automation, Inc.	600	31,890
Texas Instruments, Inc.	8,100	231,255
Xilinx, Inc.	600	14,370
		2,019,859
Energy — 10.4%
Amerada Hess Corp.	400	50,040
Anadarko Petroleum Corp.	600	54,426
Apache Corp.	800	51,064
BJ Services Co.	1,000	34,750
Burlington Resources, Inc.	1,600	115,552
ChevronTexaco Corp.	6,339	361,767
ConocoPhillips	6,600	431,508
Devon Energy Corp.	2,200	132,836
El Paso Corp.	2,100	24,906
EOG Resources, Inc.	600	40,668
Exxon Mobil Corp.	17,700	993,678
Halliburton Co.	1,600	94,560
Kerr-McGee Corp.	332	28,233
KeySpan Corp.	400	13,828
Kinder Morgan, Inc.	400	36,360
Marathon Oil Corp.	1,900	114,304
Murphy Oil Corp.	200	9,370
Nabors Industries Limited(a)	500	34,315
National Oilwell Varco, Inc.(a)	500	31,235
Nicor, Inc.	200	7,840
Noble Corp.	500	32,190
Occidental Petroleum Corp.	1,800	141,984
Peoples Energy Corp.	100	3,720
Rowan Companies, Inc.	200	6,598
Schlumberger Limited	1,900	172,463
Sempra Energy	900	39,870
Sunoco, Inc.	600	44,700
Transocean, Inc.(a)	1,400	80,486

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Valero Energy Corp.	1,100	$115,764
Weatherford International Ltd.(a)	400	25,040
The Williams Companies, Inc.	1,900	42,370
Xcel Energy, Inc.(b)	1,100	20,163
XTO Energy, Inc.	1,000	43,460
		3,430,048
Entertainment & Leisure — 0.9%
Harrah's Entertainment, Inc.	700	42,336
News Corp., Inc. Cl. A	7,500	106,875
The Walt Disney Co.	6,200	151,094
		300,305
Financial Services — 7.5%
American Express Co.	3,700	184,149
Ameriprise Financial, Inc.	660	24,565
Archstone-Smith Trust	1,000	40,570
Bear Stearns Companies, Inc.	600	63,480
CIT Group, Inc.	1,000	45,730
Citigroup, Inc.	15,700	718,746
Countrywide Financial Corp.	2,298	73,007
E*Trade Financial Corp.(a)	1,000	18,550
Franklin Resources, Inc.	500	44,185
The Goldman Sachs Group, Inc.	2,300	290,651
Huntington Bancshares, Inc.	700	16,282
Janus Capital Group, Inc.	700	12,285
Lehman Brothers Holdings, Inc.	1,400	167,538
MBNA Corp.	3,500	89,495
Merrill Lynch & Co., Inc.	4,600	297,804
Morgan Stanley	4,300	233,963
PNC Financial Services Group, Inc.	1,100	66,781
Price (T. Rowe) Group, Inc.	300	19,656
Public Storage, Inc.(b)	200	13,240
The Charles Schwab Corp.	2,800	42,560
		2,463,237
Foods — 1.9%
Archer-Daniels-Midland Co.	3,700	90,169
Campbell Soup Co.	700	20,370
ConAgra Foods, Inc.	1,600	37,232
General Mills, Inc.(b)	1,800	86,868
Heinz (H. J.) Co.	1,200	42,600
The Hershey Co.	600	34,098
Kellogg Co.	1,000	44,170

	Number of Shares	Market Value
The Kroger Co.(a)	3,800	$75,620
McCormick & Co., Inc.	400	12,116
Safeway, Inc.(b)	1,900	44,194
Sara Lee Corp.	2,200	39,270
SuperValu, Inc.	500	15,715
Sysco Corp.	100	3,191
Tyson Foods, Inc. Cl. A	2,200	39,160
Wrigley (Wm.) Jr. Co.	500	34,750
		619,523
Forest Products & Paper — 0.5%
Georgia-Pacific Corp.	800	26,024
International Paper Co.	900	26,262
MeadWestvaco Corp.	900	23,598
Plum Creek Timber Co., Inc.(b)	600	23,340
Weyerhaeuser Co.	900	57,006
		156,230
Healthcare — 1.5%
Caremark Rx, Inc.(a)	1,200	62,880
Coventry Health Care, Inc.(a)	300	16,197
Express Scripts, Inc.(a)	800	60,328
HCA, Inc.	2,000	96,380
Health Management Associates, Inc. Cl. A	400	8,564
Humana, Inc.(a)	400	17,756
Laboratory Corp. of America Holdings(a)	300	14,475
Tenet Healthcare Corp.(a)	1,200	10,104
UnitedHealth Group, Inc.	3,700	214,193
		500,877
Home Construction, Furnishings & Appliances — 0.5%
Centex Corp.	500	32,175
D.R. Horton, Inc.	700	21,483
KB Home	400	26,140
Lennar Corp. Cl. A	500	27,790
Maytag Corp.	300	5,166
Pulte Homes, Inc.(b)	700	26,453
Whirlpool Corp.(b)	300	23,550
		162,757
Household Products — 0.8%
Black & Decker Corp.	400	32,852
The Clorox Co.	500	27,060
Corning, Inc.(a)	4,500	90,405
Fortune Brands, Inc.	400	30,388
Newell Rubbermaid, Inc.	1,100	25,289
Sherwin-Williams Co.	400	17,020
Snap-on, Inc.(b)	200	7,204
The Stanley Works	400	19,172
		249,390

	Number of Shares	Market Value
Industrial – Distribution — 0.0%
Grainger (W.W.), Inc.	200	$13,396
Industrial – Diversified — 1.6%
3M Co.	2,300	174,754
Cooper Industries Ltd. Cl. A	200	14,178
Danaher Corp.	800	41,680
Eaton Corp.	400	23,532
Illinois Tool Works, Inc.	824	69,842
ITT Industries, Inc.	300	30,480
Textron, Inc.	200	14,408
Tyco International Ltd.	6,031	159,158
		528,032
Information Retrieval Services — 0.3%
Yahoo!, Inc.(a)	2,200	81,334
Insurance — 6.6%
ACE Ltd.	900	46,890
Aetna, Inc.	800	70,848
AFLAC, Inc.	1,500	71,670
Allstate Corp.	2,100	110,859
Ambac Financial Group, Inc.	300	21,267
American International Group, Inc.	7,700	498,960
Aon Corp.	1,600	54,160
Chubb Corp.	600	55,782
Cigna Corp.	700	81,109
Cincinnati Financial Corp.	446	18,977
The Hartford Financial Services Group, Inc.	1,300	103,675
Jefferson-Pilot Corp.	500	27,440
Lincoln National Corp.	900	45,549
Loews Corp.	700	65,086
Marsh & McLennan Companies, Inc.	1,600	46,640
MBIA, Inc.(b)	500	29,120
Metlife, Inc.	3,900	192,699
MGIC Investment Corp.	700	41,468
Principal Financial Group, Inc.	1,200	59,556
Progressive Corp.	600	69,486
Prudential Financial, Inc.	1,600	116,464
Safeco Corp.	400	22,280
St. Paul Travelers Cos.	2,057	92,627
Torchmark Corp.	400	21,132
UnumProvident Corp.	2,000	40,580
WellPoint, Inc.(a)	1,900	141,892
XL Capital Ltd. Cl. A	300	19,218
		2,165,434
Lodging — 0.3%
Hilton Hotels Corp.	1,000	19,450

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Marriott International, Inc. Cl. A	600	$35,772
Starwood Hotels & Resorts Worldwide, Inc.	800	46,744
		101,966
Machinery & Components — 0.5%
Baker Hughes, Inc.	1,000	54,960
Cummins, Inc.(b)	200	17,074
Dover Corp.	600	23,388
Ingersoll-Rand Co. Cl. A	1,100	41,569
Parker Hannifin Corp.	500	31,340
		168,331
Manufacturing — 0.4%
American Standard Companies, Inc.	500	19,020
Applied Materials, Inc.	4,900	80,262
Avery Dennison Corp.(b)	200	11,330
Millipore Corp.(a)	200	12,244
		122,856
Medical Supplies — 2.1%
Agilent Technologies, Inc.(a)	2,500	80,025
Allergan, Inc.	500	44,650
Applera Corp. - Applied Biosystems Group	700	16,989
Bard (C.R.), Inc.	300	18,714
Bausch & Lomb, Inc.	200	14,838
Baxter International, Inc.	1,900	72,637
Becton, Dickinson & Co.	800	40,600
Boston Scientific Corp.(a)	1,100	27,632
Fisher Scientific International, Inc.(a)	300	16,950
Guidant Corp.	900	56,700
Medtronic, Inc.(b)	3,600	203,976
St. Jude Medical, Inc.(a)	1,000	48,070
Stryker Corp.	600	24,642
Thermo Electron Corp.(a) (b)	600	18,114
Waters Corp.(a)	300	10,860
Zimmer Holdings, Inc.(a)	100	6,377
		701,774
Metals & Mining — 0.6%
Allegheny Technologies, Inc.	200	5,742
Freeport-McMoRan Copper & Gold, Inc. Cl. B	1,000	49,420
Newmont Mining Corp.	200	8,520
Nucor Corp.	600	35,910
Phelps Dodge Corp.	600	72,282

	Number of Shares	Market Value
United States Steel Corp.(b)	400	$14,612
		186,486
Pharmaceuticals — 8.8%
Abbott Laboratories	4,600	198,030
AmerisourceBergen Corp.	600	45,762
Amgen, Inc.(a)	3,800	287,888
Bristol-Myers Squibb Co.	5,900	124,903
Cardinal Health, Inc.	1,700	106,267
Eli Lilly & Co.(b)	3,300	164,307
Forest Laboratories, Inc.(a)	1,000	37,910
Genzyme Corp.(a)	600	43,380
Gilead Sciences, Inc.(a)	1,300	61,425
Hospira, Inc.(a)	1,050	41,843
Johnson & Johnson	8,900	557,318
King Pharmaceuticals, Inc.(a)	1,100	16,973
McKesson Corp.	1,300	59,059
Medco Health Solutions, Inc.(a)	1,300	73,450
MedImmune, Inc.(a)	400	13,992
Merck & Co., Inc.	8,800	248,336
Mylan Laboratories, Inc.	600	11,526
Pfizer, Inc.	22,500	489,150
Schering-Plough Corp.	4,500	91,530
Watson Pharmaceutical, Inc.(a)	1,300	44,928
Wyeth	4,100	182,696
		2,900,673
Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.	800	17,520
Prepackaged Software — 3.0%
Adobe Systems, Inc.(b)	1,500	48,375
BMC Software, Inc.(a)	2,000	39,180
Citrix Systems, Inc.(a)	1,700	46,869
Computer Associates International, Inc.	1,400	39,158
Compuware Corp.(a)	4,300	34,787
Electronic Arts, Inc.(a)	500	28,440
Intuit, Inc.(a)	600	27,558
Microsoft Corp.	20,000	514,000
Novell, Inc.(a)	700	5,334
Oracle Corp.(a)	11,200	142,016
Siebel Systems, Inc.	1,500	15,525
Symantec Corp.(a)	2,224	53,042
		994,284
Real Estate — 0.5%
Equity Office Properties Trust	1,200	36,960
Equity Residential REIT(b)	800	31,400
ProLogis	500	21,500

	Number of Shares	Market Value
Simon Property Group, Inc. REIT(b)	600	$42,972
Vornado Realty Trust	200	16,200
		149,032
Restaurants — 0.7%
Darden Restaurants, Inc.	500	16,210
McDonald's Corp.	5,100	161,160
Wendy's International, Inc.	300	14,016
Yum! Brands, Inc.	900	45,783
		237,169
Retail — 4.0%
AutoZone, Inc.(a)	300	24,270
Bed Bath & Beyond, Inc.(a)	1,000	40,520
Best Buy Co., Inc.	1,000	44,260
Circuit City Stores, Inc.	600	10,674
Costco Wholesale Corp.	1,700	82,212
Dollar General Corp.	900	17,496
Federated Department Stores, Inc.	1,086	66,648
The Home Depot, Inc.	5,100	209,304
J.C. Penney Co., Inc.	900	46,080
Lowe's Companies, Inc.	3,000	182,310
Office Depot, Inc.(a)	1,300	35,789
Sears Holdings Corp.(a) (b)	400	48,100
Staples, Inc.	2,650	60,235
Target Corp.	2,200	122,518
Tiffany & Co.(b)	500	19,700
Walgreen Co.	2,400	109,032
Wal-Mart Stores, Inc.	4,200	198,702
		1,317,850
Retail – Grocery — 0.1%
Albertson's, Inc.	1,400	35,154
Telephone Utilities — 2.2%
Alltel Corp.	1,100	68,046
AT&T Corp.	4,500	89,010
BellSouth Corp.(b)	5,500	143,110
CenturyTel, Inc.	800	26,184
Qwest Communications International, Inc.(a) (b)	6,600	28,776
Sprint Nextel Corp.	9,261	215,874
Verizon Communications, Inc.	4,900	154,399
		725,399
Tobacco — 1.6%
Altria Group, Inc.	6,300	472,815
Reynolds American, Inc.	400	34,000
UST, Inc.	600	24,834
		531,649

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Toys, Games — 0.1%
Hasbro, Inc.	600	$11,304
Mattel, Inc.	1,200	17,700
		29,004
Transportation — 1.4%
Burlington Northern Santa Fe Corp.	1,700	105,502
Carnival Corp.	100	4,967
CSX Corp.	700	32,067
FedEx Corp.	500	45,965
Norfolk Southern Corp.	1,300	52,260
Union Pacific Corp.	600	41,508
United Parcel Service, Inc. Cl. B	2,400	175,056
		457,325
TOTAL EQUITIES (Cost $31,948,154)		32,838,396
	Principal Amount
SHORT-TERM INVESTMENTS — 4.8%
Cash Equivalents — 4.4%(c)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	$79,454	79,454
American Beacon Money Market Fund	28,410	28,410
Bank of America Bank Note 3.770% 11/28/2005	41,371	41,371
Bank of America Bank Note 3.770% 01/17/2006	23,214	23,214
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	50,918	50,918
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	61,533	61,533
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	31,823	31,823
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	31,402	31,402
BGI Institutional Money Market Fund	123,013	123,013
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	38,188	38,188
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	47,735	47,735

	Principal Amount	Market Value
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	$31,823	$31,823
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	31,824	31,824
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	31,824	31,824
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	31,823	31,823
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	31,823	31,823
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	33,839	33,839
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	31,824	31,824
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	31,824	31,824
Freddie Mac Discount Note 3.686% 11/02/2005	31,320	31,320
General Electric Capital Corp. 3.936% 11/08/2005	12,625	12,625
General Electric Capital Corp. 3.960% 12/05/2005	12,402	12,402
General Electric Capital Corp. 3.969% 11/16/2005	31,750	31,750
Goldman Sachs Financial Square Prime Obligations Money Market Fund	24,205	24,205
Harris Trust & Savings Bank 3.795% 11/04/2005	23,987	23,987
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	31,824	31,824
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	31,824	31,824
Merrimac Cash Fund, Premium Class	7,001	7,001
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	63,647	63,647

	Principal Amount	Market Value
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	$47,735	$47,735
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	31,823	31,823
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	47,735	47,735
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	88,258	88,258
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	15,912	15,912
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	38,188	38,188
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	31,823	31,823
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	47,735	47,735
		1,433,459
Repurchase Agreement — 0.4%
Investors Bank & Trust Company Repurchase Agreement, dated 10/31/2005, 2.75%, due 11/01/2005(d)	75,170	75,170
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(c) (e)	54,100	54,100
		129,270
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		1,562,729
TOTAL INVESTMENTS — 104.7% (Cost $33,510,883)(f)		34,401,125
Other Assets/ (Liabilities) — (4.7%)		(1,537,445)
NET ASSETS — 100.0%		$32,863,680

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan (Note 2).

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $75,175. Collateralized by a US Government Obligation with a rate of 6.995%, maturity date of 09/25/2022, and an aggregate market value, including accrued interest, of $78,928.

(e)  Maturity value of $54,106. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $55,182.

(f)  See Note 6 for aggregate cost for the Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK
Advertising — 0.2%
Catalina Marketing Corp.	200	$5,212
Omnicom Group, Inc.	6,600	547,536
		552,748
Aerospace & Defense — 2.5%
Alliant Techsystems, Inc.(a)	700	49,154
Boeing Co.	34,200	2,210,688
General Dynamics Corp.	4,800	558,240
Goodrich Corp.	1,900	68,533
Honeywell International, Inc.	19,900	680,580
Lockheed Martin Corp.	17,400	1,053,744
Northrop Grumman Corp.	23,100	1,239,315
Raytheon Co.	28,700	1,060,465
Rockwell Collins, Inc.	1,400	64,148
United Technologies Corp.	25,900	1,328,152
		8,313,019
Air Transportation — 0.0%
Alaska Air Group, Inc.(a) (b)	2,000	63,060
AMR Corp.(a) (b)	6,900	93,219
		156,279
Apparel, Textiles & Shoes — 1.0%
Abercrombie & Fitch Co. Cl. A	1,300	67,587
Aeropostale, Inc.(a)	1,600	31,264
American Eagle Outfitters, Inc.	5,600	131,880
Childrens Place(a)	1,200	51,516
Claire's Stores, Inc.	1,800	46,890
Coach, Inc.(a)	22,400	720,832
The Gap, Inc.	57,400	991,872
Jones Apparel Group, Inc.	2,400	65,472
Limited Brands	2,200	44,022
Nike, Inc. Cl. B	1,300	109,265
Nordstrom, Inc.	17,300	599,445
Pacific Sunwear of California, Inc.(a) (b)	2,800	70,056
Payless ShoeSource, Inc.(a)	1,900	34,903
Talbots, Inc.	1,700	44,353
Timberland Co. Cl. A(a)	3,700	104,155
Too, Inc.(a)	1,800	51,138
		3,164,650
Automotive & Parts — 0.5%
Autoliv, Inc.	1,500	64,440
AutoNation, Inc.(a)	5,900	117,292
Dana Corp.	3,100	23,281
Ford Motor Co.	88,000	732,160

	Number of Shares	Market Value
Genuine Parts Co.	2,400	$106,488
The Goodyear Tire & Rubber Co.(a) (b)	5,500	86,020
Harley-Davidson, Inc.	5,800	287,274
Lear Corp.	2,300	70,058
Paccar, Inc.	1,200	84,024
Visteon Corp.(a)	6,200	51,646
		1,622,683
Banking, Savings & Loans — 9.3%
Astoria Financial Corp.	4,850	135,557
Bank of America Corp.(b)	141,200	6,176,088
Bank of New York Co., Inc.	18,400	575,736
BB&T Corp.(b)	13,200	558,888
Capital One Financial Corp.	16,500	1,259,775
Comerica, Inc.	8,100	468,018
Downey Financial Corp.	900	54,855
Fannie Mae	32,800	1,558,656
Fifth Third Bancorp	4,200	168,714
Freddie Mac	15,100	926,385
Golden West Financial Corp.(b)	8,600	505,078
Hibernia Corp. Cl. A	4,100	121,647
JPMorgan Chase & Co.	130,000	4,760,600
KeyCorp	25,500	822,120
M&T Bank Corp.	6,100	656,238
Marshall and Ilsley Corp.	3,000	128,880
Mellon Financial Corp.	4,700	148,943
National City Corp.	13,300	428,659
Northern Trust Corp.	1,800	96,480
Regions Financial Corp.	11,000	358,050
SLM Corp.	2,800	155,484
State Street Corp.	2,200	121,506
Sterling Financial Corp.	150	3,756
SunTrust Banks, Inc.	5,600	405,888
SVB Financial Group(a)	1,300	64,623
U.S. Bancorp	76,500	2,262,870
UnionBanCal Corp.	4,100	280,768
Wachovia Corp.	72,000	3,637,440
Washington Mutual, Inc.	29,021	1,149,232
Wells Fargo & Co.	48,000	2,889,600
Zions Bancorp	800	58,776
		30,939,310
Beverages — 1.3%
Brown-Forman Corp. Cl. B	1,100	69,674
The Coca-Cola Co.	42,900	1,835,262
The Pepsi Bottling Group, Inc.	8,300	235,969
PepsiCo, Inc.	36,600	2,162,328
		4,303,233

	Number of Shares	Market Value
Broadcasting — 0.0%
Sirius Satellite Radio, Inc.(a)	6,900	$43,056
Broadcasting, Publishing & Printing — 2.6%
American Greetings Corp. Cl. A	2,400	60,600
Clear Channel Communications, Inc.	14,000	425,880
Comcast Corp. Cl. A(a)	56,700	1,577,961
Gannett Co., Inc.	8,400	526,344
Liberty Media International, Inc. Cl. A(a)	65,900	525,223
The McGraw-Hill Companies, Inc.	13,800	675,372
RH Donnelley Corp.(a)	300	18,519
Time Warner, Inc.	141,200	2,517,596
Tribune Co.(b)	2,800	88,228
Viacom, Inc. Cl. B	69,100	2,140,027
		8,555,750
Building Materials & Construction — 0.2%
Eagle Materials, Inc. Cl. B	1,100	109,439
Louisiana-Pacific Corp.	2,300	57,339
Masco Corp.	15,300	436,050
Texas Industries, Inc.	800	39,680
USG Corp.(a) (b)	2,600	153,712
		796,220
Chemicals — 1.6%
Agrium, Inc.	5,000	106,050
Air Products & Chemicals, Inc.	800	45,792
Dow Chemical Co.	36,500	1,673,890
Du Pont (E.I.) de Nemours & Co.	27,100	1,129,799
Eastman Chemical Co.	1,500	79,140
Engelhard Corp.	500	13,600
FMC Corp.(a)	2,500	136,100
The Lubrizol Corp.	600	24,954
Lyondell Chemical Co.	3,100	83,080
Monsanto Co.	9,900	623,799
PPG Industries, Inc.	11,900	713,643
Rohm & Haas Co.	12,600	548,478
The Scotts Miracle-Gro Co.	600	52,674
		5,230,999
Commercial Services — 1.1%
Administaff, Inc.	800	33,856
Apollo Group, Inc. Cl. A(a)	6,600	415,932
Arbitron, Inc.	200	7,482
Cendant Corp.	54,300	945,906
The Corporate Executive Board Co.	300	24,792

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Donnelley (R.R.) & Sons Co.	400	$14,008
eBay, Inc.(a)	11,800	467,280
Equifax, Inc.	2,200	75,834
Global Payments, Inc.	1,400	59,990
Moody's Corp.	5,900	314,234
PHH Corp.(a)	510	14,346
Quanta Services, Inc.(a)	2,500	28,725
Quest Diagnostics	12,200	569,862
Republic Services, Inc.	2,300	81,305
Robert Half International, Inc.	1,000	36,880
Washington Group International, Inc.(a)	400	19,880
Waste Management, Inc.	15,800	466,258
Weight Watchers International, Inc.(a) (b)	1,000	52,570
		3,629,140
Communications — 1.0%
ADC Telecommunications, Inc.(a)	2,900	50,605
American Tower Corp. Cl. A(a)	4,800	114,480
Citizens Communications Co.	500	6,120
Crown Castle International Corp.(a)	3,400	83,368
L-3 Communications Holdings, Inc.(b)	1,900	147,858
Lucent Technologies, Inc.(a)	78,300	223,155
NTL, Inc.(a) (b)	200	12,264
Qualcomm, Inc.	23,400	930,384
SBC Communications, Inc.	65,600	1,564,560
Scientific-Atlanta, Inc.	2,400	85,056
Tellabs, Inc.(a)	1,000	9,560
UNOVA, Inc.(a)	1,000	31,000
		3,258,410
Communications Equipment — 0.5%
Motorola, Inc.	69,200	1,533,472
Computer Integrated Systems Design — 0.6%
Autodesk, Inc.	15,600	704,028
Cadence Design Systems, Inc.(a) (b)	4,700	75,106
Computer Sciences Corp.(a)	3,000	153,750
Juniper Networks, Inc.(a)	20,100	468,933
Parametric Technology Corp.(a)	11,100	72,261
Sun Microsystems, Inc.(a)	44,500	178,000
Synopsys, Inc.(a)	11,500	217,925
Websense, Inc.(a)	1,700	100,436
		1,970,439
Computer Programming Services — 0.0%
Ceridian Corp.(a)	2,800	61,348

	Number of Shares	Market Value
Computer Related Services — 0.1%
CACI International, Inc. Cl. A(a)	1,000	$54,540
Check Point Software Technologies Ltd.(a)	3,200	71,552
Checkfree Corp.(a)	1,400	59,500
EarthLink, Inc.(a)	10,200	112,302
IAC/InterActiveCorp(a)	400	10,240
		308,134
Computers & Information — 5.0%
Apple Computer, Inc.(a)	26,500	1,526,135
CDW Corp.	1,200	67,620
Cisco Systems, Inc.(a)	271,600	4,739,420
Dell, Inc.(a)	122,800	3,914,864
Diebold, Inc.	2,200	79,508
Digital River, Inc.(a)	1,500	42,015
EMC Corp.(a)	114,700	1,601,212
Emulex Corp.(a)	3,200	59,232
International Business Machines Corp.	48,500	3,971,180
Jabil Circuit, Inc.(a)	3,700	110,445
Komag, Inc.(a) (b)	1,600	42,912
Lexmark International, Inc.(a)	3,000	124,560
Palm Inc.(a) (b)	1,900	48,811
Solectron Corp.(a)	19,400	68,482
Western Digital Corp.(a)	15,400	186,340
		16,582,736
Computers & Office Equipment — 1.5%
Electronic Data Systems Corp.	25,200	587,412
Hewlett-Packard Co.	135,300	3,793,812
Pitney Bowes, Inc.	6,200	260,896
Xerox Corp.(a)	28,500	386,745
		5,028,865
Containers — 0.1%
Crown Holdings, Inc.(a)	6,000	97,320
Owens-Illinois, Inc.(a)	8,300	158,032
Sealed Air Corp.(a) (b)	1,500	75,465
		330,817
Cosmetics & Personal Care — 1.6%
Avon Products, Inc.	8,400	226,716
Colgate-Palmolive Co.	100	5,296
Kimberly-Clark Corp.	3,800	215,992
The Procter & Gamble Co.	89,392	5,005,058
		5,453,062
Data Processing & Preparation — 0.4%
Automatic Data Processing, Inc.	1,700	79,322

	Number of Shares	Market Value
CSG Systems International, Inc.(a)	300	$7,053
First Data Corp.	27,300	1,104,285
Fiserv, Inc.(a)	2,800	122,304
NCR Corp.(a)	5,600	169,232
		1,482,196
Education — 0.0%
Career Education Corp.(a) (b)	2,300	81,857
Electric Utilities — 1.2%
AES Corp.(a)	10,400	165,256
American Electric Power Co., Inc.	7,600	288,496
Calpine Corp.(a)	21,400	50,932
Cinergy Corp.	1,700	67,830
CMS Energy Corp.(a) (b)	4,600	68,586
Constellation Energy Group, Inc.	9,000	493,200
DTE Energy Co.	200	8,640
Duke Energy Corp.	10,800	285,984
Edison International	11,900	520,744
Energy East Corp.	1,300	31,005
Exelon Corp.	600	31,218
FirstEnergy Corp.	1,600	76,000
FPL Group, Inc.	3,600	155,016
PG&E Corp.	24,500	891,310
PPL Corp.	3,100	97,154
Public Service Enterprise Group, Inc.	11,300	710,657
Sierra Pacific Resources(a)	4,200	54,390
TXU Corp.	700	70,525
		4,066,943
Electrical Equipment & Electronics — 7.9%
Advanced Micro Devices, Inc.(a)	14,400	334,368
American Power Conversion Corp.	2,500	53,475
Amphenol Corp. Cl. A	2,200	87,934
Analog Devices, Inc.	22,300	775,594
Arrow Electronics, Inc.(a)	2,200	64,922
Avnet, Inc.(a)	2,800	64,540
Broadcom Corp. Cl. A(a)	20,600	874,676
Cymer, Inc.(a) (b)	1,700	59,245
Emerson Electric Co.	7,600	528,580
Energizer Holdings, Inc.(a)	3,100	156,519
Fairchild Semiconductor International, Inc.(a)	2,600	40,040
Freescale Semiconductor, Inc. Cl. B(a)	14,800	353,424
General Electric Co.	321,400	10,898,674
Intel Corp.	268,600	6,312,100
Intersil Corp. Cl. A	4,600	104,696
Johnson Controls, Inc.	7,100	483,155

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
KLA-Tencor Corp.	19,400	$898,026
Linear Technology Corp.	5,300	176,013
LSI Logic Corp.(a)	11,000	89,210
Micrel, Inc.(a)	3,400	34,000
Microchip Technology, Inc.	3,500	105,595
Microsemi Corp.(a)	1,000	23,170
National Semiconductor Corp.	6,000	135,780
Novellus Systems, Inc.(a)	3,900	85,254
Nvidia Corp.(a)	400	13,420
OmniVision Technologies, Inc.(a) (b)	3,700	47,693
Photronics, Inc.(a)	1,300	23,400
Rockwell Automation, Inc.	7,300	387,995
Sanmina-SCI Corp.(a)	13,500	49,275
Sigmatel, Inc.(a)	1,200	16,332
Silicon Laboratories, Inc.(a)	1,300	41,821
Skyworks Solutions, Inc.(a)	3,100	16,616
Texas Instruments, Inc.	98,700	2,817,885
Thomas & Betts Corp.(a)	400	15,568
Varian Semiconductor Equipment Associates, Inc.(a)	900	34,038
Wesco International, Inc.(a)	2,000	79,500
		26,282,533
Energy — 10.2%
Amerada Hess Corp.	3,800	475,380
Anadarko Petroleum Corp.	14,700	1,333,437
Apache Corp.	15,100	963,833
Atmos Energy Corp.	2,200	57,860
Burlington Resources, Inc.	17,100	1,234,962
ChevronTexaco Corp.	74,910	4,275,114
Comstock Resources, Inc.(a)	1,600	48,176
ConocoPhillips	58,000	3,792,040
Devon Energy Corp.	14,600	881,548
EOG Resources, Inc.	12,800	867,584
Exxon Mobil Corp.	220,100	12,356,414
Forest Oil Corp.(a)	1,300	56,784
Helmerich & Payne, Inc.	1,800	99,720
Holly Corp.	500	28,800
Kerr-McGee Corp.	1,503	127,815
Kinder Morgan, Inc.	900	81,810
Marathon Oil Corp.	21,100	1,269,376
McDermott International, Inc.(a)	1,000	36,330
Occidental Petroleum Corp.	18,200	1,435,616
Oneok, Inc.	2,200	63,228
Paramount Resources, Ltd. Cl. A	30,800	820,371
Remington Oil & Gas Corp.(a)	1,300	45,500
Sempra Energy	3,900	172,770
Sunoco, Inc.	11,500	856,750
Swift Energy Co.(a)	1,500	65,490

	Number of Shares	Market Value
Tesoro Corp.	2,800	$171,220
Transocean, Inc.(a)	14,000	804,860
Trilogy Energy Trust	10,900	224,271
TUSK Energy Corp.	9,700	36,212
UGI Corp.	900	21,240
Valero Energy Corp.	7,897	831,080
Vintage Petroleum, Inc.	2,200	114,158
The Williams Companies, Inc.	21,700	483,910
XTO Energy, Inc.	700	30,422
		34,164,081
Entertainment & Leisure — 0.8%
Blockbuster, Inc. Cl. B	5,100	22,083
Nautilus, Inc.	800	14,504
News Corp., Inc. Cl. A	74,100	1,055,925
The Walt Disney Co.	70,500	1,718,085
		2,810,597
Financial Services — 7.7%
Accredited Home Lenders Holding Co.(a)	1,300	46,982
American Capital Strategies Ltd.	1,900	71,364
American Express Co.	36,100	1,796,697
AmeriCredit Corp.(a)	7,600	169,860
Ameriprise Financial, Inc.	2,680	99,750
Bear Stearns Companies, Inc.	3,600	380,880
Chicago Mercantile Exchange Holdings, Inc.(b)	1,700	620,755
CIT Group, Inc.	11,700	535,041
Citigroup, Inc.	179,900	8,235,822
Countrywide Financial Corp.	31,700	1,007,109
Franklin Resources, Inc.	3,100	273,947
The Goldman Sachs Group, Inc.	17,200	2,173,564
IndyMac Bancorp, Inc.	400	14,932
Janus Capital Group, Inc.	3,900	68,445
Lehman Brothers Holdings, Inc.(b)	15,400	1,842,918
MBNA Corp.	36,700	938,419
Merrill Lynch & Co., Inc.	43,300	2,803,242
Morgan Stanley	57,200	3,112,252
PNC Financial Services Group, Inc.	7,300	443,183
The Charles Schwab Corp.	70,400	1,070,080
		25,705,242
Foods — 1.5%
7-Eleven, Inc.(a)	1,800	67,338
Archer-Daniels-Midland Co.	49,200	1,199,004
Campbell Soup Co.	2,800	81,480
Chiquita Brands International, Inc.(b)	2,600	71,786
Dean Foods Co.(a)	2,300	83,145
General Mills, Inc.(b)	12,400	598,424

	Number of Shares	Market Value
The Hershey Co.	6,900	$392,127
The Kroger Co.(a)	41,600	827,840
Performance Food Group Co.(a)	800	22,072
Pilgrim's Pride Corp.	3,900	122,772
Safeway, Inc.(b)	31,600	735,016
Sara Lee Corp.	2,600	46,410
SuperValu, Inc.	4,400	138,292
Sysco Corp.	16,200	516,942
TreeHouse Foods, Inc.(a) (b)	200	5,168
Tyson Foods, Inc. Cl. A	1,600	28,480
		4,936,296
Forest Products & Paper — 0.2%
Building Materials Hldg Corp.	700	59,507
Georgia-Pacific Corp.	3,500	113,855
MeadWestvaco Corp.	3,000	78,660
Potlatch Corp.	100	4,473
Weyerhaeuser Co.	5,300	335,702
		592,197
Healthcare — 2.1%
American Healthways, Inc.(a) (b)	1,800	73,008
Beverly Enterprises, Inc.(a)	1,500	17,610
Caremark Rx, Inc.(a)	26,700	1,399,080
Coventry Health Care, Inc.(a)	1,500	80,985
Express Scripts, Inc.(a)	2,700	203,607
Genesis HealthCare Corp.(a)	1,100	44,638
HCA, Inc.(b)	28,700	1,383,053
Health Net, Inc.(a)	2,100	98,364
Humana, Inc.(a)	4,700	208,633
Kindred Healthcare, Inc.(a)	2,200	61,600
Laboratory Corp. of America Holdings(a)	600	28,950
LCA-Vision, Inc.	800	33,608
Lincare Holdings, Inc.(a)	600	24,510
Pacificare Health Systems(a)	2,300	189,428
Pediatrix Medical Group, Inc.(a)	1,100	84,766
Sierra Health Services, Inc.(a)	1,200	90,000
Sunrise Senior Living, Inc.(a) (b)	400	12,936
UnitedHealth Group, Inc.	49,100	2,842,399
Universal Health Services, Inc. Cl. B	1,100	51,854
		6,929,029
Heavy Machinery — 0.0%
JLG Industries, Inc.	1,400	53,704
Toro Co.	2,900	105,879
		159,583

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Home Construction, Furnishings & Appliances — 0.1%
Cavco Industries, Inc.(a)	600	$23,676
Lennar Corp. Cl. A	3,600	200,088
NVR, Inc.(a)	100	68,550
The Ryland Group, Inc.	1,000	67,300
		359,614
Household Products — 0.2%
Black & Decker Corp.	1,100	90,343
Corning, Inc.(a)	29,300	588,637
Tupperware Corp.	500	11,465
		690,445
Industrial – Diversified — 1.1%
3M Co.	15,100	1,147,298
Danaher Corp.	7,300	380,330
Illinois Tool Works, Inc.	9,400	796,744
ITT Industries, Inc.	1,300	132,080
SPX Corp.(b)	2,200	94,644
Textron, Inc.	1,700	122,468
Tyco International Ltd.(b)	40,400	1,066,156
		3,739,720
Information Retrieval Services — 0.9%
Google, Inc. Cl. A(a)	5,100	1,897,914
Yahoo!, Inc.(a)	26,300	972,311
		2,870,225
Insurance — 6.2%
Aetna, Inc.	7,100	628,776
AFLAC, Inc.	1,900	90,782
Allstate Corp.	27,900	1,472,841
American International Group, Inc.	69,500	4,503,600
AmerUs Group Co.	2,800	165,536
Aon Corp.	10,900	368,965
Assurant, Inc.	3,700	141,340
Berkley (W.R.) Corp.	1,800	78,660
Chubb Corp.	7,800	725,166
Cigna Corp.	10,700	1,239,809
Everest Re Group, Ltd.	400	39,780
Fidelity National Financial, Inc.	4,800	179,808
Fidelity National Title Group, Inc. Cl. A	1,085	23,599
First American Corp.(b)	2,900	127,078
Fremont General Corp.	600	13,014
Genworth Financial, Inc. Cl. A	4,500	142,605
The Hartford Financial Services Group, Inc.	16,500	1,315,875
Jefferson-Pilot Corp.	800	43,904
Landamerica Financial Group, Inc.	1,400	88,424
Lincoln National Corp.	1,400	70,854

	Number of Shares	Market Value
Loews Corp.	8,900	$827,522
MBIA, Inc.	2,500	145,600
Metlife, Inc.	24,800	1,225,368
MGIC Investment Corp.(b)	1,400	82,936
Old Republic International Corp.	3,000	77,730
The PMI Group, Inc.	1,200	47,856
Principal Financial Group, Inc.	25,000	1,240,750
Progressive Corp.	7,600	880,156
Protective Life Corp.	1,100	48,224
Prudential Financial, Inc.	18,500	1,346,615
Radian Group, Inc.	2,100	109,410
Safeco Corp.	4,100	228,370
St. Paul Travelers Cos.	31,200	1,404,936
StanCorp Financial Group, Inc.	1,300	119,730
Universal American Financial Corp.(a)	700	10,360
WellChoice, Inc.(a)	1,800	136,170
WellPoint, Inc.(a)	16,200	1,209,816
		20,601,965
Internet Content — 0.0%
BEA Systems, Inc.(a) (b)	11,100	97,902
Lodging — 0.3%
Choice Hotels International, Inc.	1,200	39,708
Hilton Hotels Corp.	800	15,560
Marriott International, Inc. Cl. A	8,900	530,618
MGM Mirage(a) (b)	7,700	287,749
		873,635
Machinery & Components — 0.7%
AGCO Corp.(a)	2,400	38,376
Caterpillar, Inc.	22,000	1,156,980
Deere & Co.	3,100	188,108
Flowserve Corp.(a)	2,500	87,500
Grant Prideco, Inc.(a)	2,100	81,669
Ingersoll-Rand Co. Cl. A	15,800	597,082
Lone Star Technologies, Inc.(a)	1,200	54,900
Parker Hannifin Corp.	1,700	106,556
Roper Industries, Inc.	1,200	45,240
		2,356,411
Manufacturing — 0.5%
American Standard Companies, Inc.	7,100	270,084
Applied Materials, Inc.(b)	77,400	1,267,812
Lam Research Corp.(a)	3,500	118,090
Terex Corp.(a)	1,800	98,946
		1,754,932

	Number of Shares	Market Value
Medical Supplies — 2.0%
Agilent Technologies, Inc.(a)	29,300	$937,893
Allergan, Inc.	9,300	830,490
Applera Corp. - Applied Biosystems Group	7,300	177,171
Bausch & Lomb, Inc.	900	66,771
Baxter International, Inc.	13,000	496,990
Becton, Dickinson & Co.	18,000	913,500
Boston Scientific Corp.(a)	42,400	1,065,088
Edwards Lifesciences Corp.(a)	100	4,138
Guidant Corp.	6,900	434,700
Henry Schein, Inc.(a)	900	35,676
Medtronic, Inc.	25,300	1,433,498
Mentor Corp.	1,000	45,000
Techne Corp.(a)	900	48,798
Thermo Electron Corp.(a)	1,000	30,190
Zimmer Holdings, Inc.(a)	3,600	229,572
		6,749,475
Metals & Mining — 0.9%
AK Steel Holding Corp.(a)	6,600	46,134
Alcoa, Inc.	19,100	463,939
Canadian Natural Resources Ltd.	12,100	498,026
Carpenter Technology	1,500	90,450
Freeport-McMoRan Copper & Gold, Inc. Cl. B	2,400	118,608
NS Group, Inc.(a)	1,400	48,454
Nucor Corp.	4,000	239,400
Phelps Dodge Corp.	8,300	999,901
Precision Castparts Corp.(b)	4,600	217,856
Quanex Corp.(b)	1,400	81,074
Reliance Steel & Aluminum Co.	1,500	85,530
Worthington Industries, Inc.	600	12,072
		2,901,444
Oil & Gas — 0.3%
Giant Industries, Inc.(a)	900	51,471
Grey Wolf, Inc.(a)	5,600	43,008
KCS Energy, Inc.(a)	2,200	53,064
Precision Drilling Corp.(a)	3,100	143,473
Pride International, Inc.(a)	1,500	42,105
Talisman Energy, Inc.	12,200	543,944
Veritas DGC, Inc.(a)	800	25,768
Whiting Petroleum Corp.(a)	1,300	52,715
		955,548
Pharmaceuticals — 8.9%
Abbott Laboratories	40,700	1,752,135
Alkermes, Inc.(a)	1,700	27,693
Alpharma, Inc. Cl. A	1,100	27,379
AmerisourceBergen Corp.(b)	2,100	160,167

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Amgen, Inc.(a)	37,400	$2,833,424
Andrx Corp.(a)	1,400	21,658
Barr Pharmaceuticals(a)	4,100	235,545
Biogen Idec, Inc.(a) (b)	3,700	150,331
Bristol-Myers Squibb Co.	30,700	649,919
Cardinal Health, Inc.	18,100	1,131,431
Eli Lilly & Co.	13,000	647,270
Forest Laboratories, Inc.(a)	12,200	462,502
Genentech, Inc.(a)	11,100	1,005,660
Gilead Sciences, Inc.(a)	19,300	911,925
Johnson & Johnson	98,400	6,161,808
King Pharmaceuticals, Inc.(a)	4,300	66,349
McKesson Corp.	23,800	1,081,234
Medco Health Solutions, Inc.(a)	20,500	1,158,250
Medicis Pharmaceutical Corp. Cl. A(b)	2,200	64,900
Merck & Co., Inc.	120,000	3,386,400
Omnicare, Inc.	1,600	86,560
Pfizer, Inc.	269,500	5,858,930
Wyeth	41,500	1,849,240
		29,730,710
Prepackaged Software — 4.0%
Activision, Inc.(a)	4,400	69,388
BMC Software, Inc.(a)	5,500	107,745
Brocade Communications Systems, Inc.(a)	19,600	72,912
Citrix Systems, Inc.(a)	2,900	79,953
Computer Associates International, Inc.	13,500	377,595
Compuware Corp.(a)	11,700	94,653
Electronic Arts, Inc.(a)	1,600	91,008
Fair Isaac Corp.	2,200	91,872
Hyperion Solutions Corp.(a)	1,800	87,048
Informatica Corp.(a)	1,900	22,610
Internet Security Systems, Inc.(a)	3,000	73,890
Intuit, Inc.(a)	3,100	142,383
McAfee, Inc.(a)	5,200	156,156
Microsoft Corp.	299,300	7,692,010
MicroStrategy, Inc. Cl. A(a)	700	49,630
Novell, Inc.(a)	8,100	61,722
Oracle Corp.(a)	216,500	2,745,220
Red Hat, Inc.(a)	3,200	74,304
Symantec Corp.(a)	46,055	1,098,412
Take-Two Interactive Software, Inc.(a)	1,200	24,780
United Online, Inc.	9,000	120,690
		13,333,981
Real Estate — 0.0%
CB Richard Ellis Group, Inc. Cl. A(a)	1,200	58,620

	Number of Shares	Market Value
Restaurants — 0.5%
CBRL Group, Inc.	400	$13,880
CEC Entertainment, Inc.(a)	600	20,286
CKE Restaurants, Inc.(b)	1,800	22,896
Darden Restaurants, Inc.	5,700	184,794
Jack in the Box, Inc.(a)	900	26,730
McDonald's Corp.	19,400	613,040
Yum! Brands, Inc.	16,200	824,094
		1,705,720
Retail — 4.9%
Advance Auto Parts Corp.(a)	1,850	69,375
AutoZone, Inc.(a)	900	72,810
Barnes & Noble, Inc.	2,300	83,168
Bed Bath & Beyond, Inc.(a)	15,700	636,164
Best Buy Co., Inc.	28,600	1,265,836
BJ's Wholesale Club, Inc.(a)	1,900	54,112
Borders Group, Inc.	1,600	31,408
Circuit City Stores, Inc.	7,000	124,530
Costco Wholesale Corp.	1,700	82,212
Dillards, Inc. Cl. A	2,300	47,633
Dollar Tree Stores, Inc.(a)	2,900	62,524
Federated Department Stores, Inc.	18,400	1,129,208
Gamestop Corp., Cl. A(a) (b)	1,024	36,332
The Home Depot, Inc.	84,100	3,451,464
J.C. Penney Co., Inc.	20,200	1,034,240
Longs Drug Stores, Inc.	1,000	41,710
Lowe's Companies, Inc.(b)	20,800	1,264,016
Marvel Entertainment, Inc.(a) (b)	3,100	54,560
Men's Wearhouse, Inc.(a)	2,950	72,865
Michaels Stores, Inc.	2,300	76,084
Office Depot, Inc.(a)	4,200	115,626
OfficeMax, Inc.	1,800	50,436
The Sports Authority, Inc.(a)	1,600	44,544
Staples, Inc.	52,550	1,194,461
Target Corp.	21,300	1,186,197
Tiffany & Co.	2,200	86,680
TJX Companies, Inc.	19,500	419,835
Walgreen Co.	5,200	236,236
Wal-Mart Stores, Inc.	67,200	3,179,232
Zale Corp.(a)	2,200	61,666
		16,265,164
Retail – Grocery — 0.1%
Albertson's, Inc.(b)	5,100	128,061
Whole Foods Market, Inc.	900	129,717
		257,778
Telephone Utilities — 2.7%
Adtran, Inc.	1,700	51,425
Amdocs Ltd.(a)	1,300	34,411
AT&T Corp.	45,300	896,034

	Number of Shares	Market Value
BellSouth Corp.(b)	53,400	$1,389,468
CenturyTel, Inc.	4,000	130,920
Dobson Communications Corp. Cl. A(a)	6,600	48,114
MCI, Inc.	100	1,990
Qwest Communications International, Inc.(a)	23,100	100,716
Sprint Nextel Corp.	139,527	3,252,374
Verizon Communications, Inc.	103,200	3,251,832
		9,157,284
Tobacco — 1.8%
Altria Group, Inc.	66,800	5,013,340
Loews Corp. - Carolina Group	1,600	65,840
Reynolds American, Inc.(b)	9,300	790,500
		5,869,680
Toys, Games — 0.0%
Hasbro, Inc.	3,200	60,288
Transportation — 0.9%
Burlington Northern Santa Fe Corp.	19,500	1,210,170
CSX Corp.	6,700	306,927
Discovery Holding Co. Cl. A(a)	1,050	14,795
GATX Corp.	100	3,737
General Maritime Corp.(b)	1,000	37,230
Laidlaw International, Inc.	2,600	59,124
Landstar System, Inc.	1,000	38,520
Norfolk Southern Corp.	17,800	715,560
Overseas Shipholding Group, Inc.	1,500	71,400
Swift Transportation Co., Inc.(a)	1,200	21,900
Union Pacific Corp.	1,900	131,442
United Parcel Service, Inc. Cl. B	3,000	218,820
		2,829,625
Travel — 0.0%
Sabre Holdings Corp.	2,900	56,637
TOTAL EQUITIES (Cost $326,951,711)		332,321,727
RIGHTS — 0.0%
Computers & Information — 0.0%
Seagate Technology(a) (c)	25,700	-
Electric Utilities — 0.0%
Progress Energy, Inc.	19,900	2,388
TOTAL RIGHTS (Cost $2,686)		2,388

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
WARRANTS — 0.0%
Financial Services
Dime Bancorp, Inc.(a)	14,200	$1,846
TOTAL WARRANTS (Cost $2,698)		1,846
TOTAL LONG TERM INVESTMENTS (Cost $326,957,095)		332,325,961
	Principal Amount
SHORT-TERM INVESTMENTS — 4.7%
Cash Equivalents — 4.5%(d)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	$838,086	838,086
American Beacon Money Market Fund	299,669	299,669
Banc of America Bank Note 3.770% 11/28/2005	436,381	436,381
Banc of America Bank Note 3.770% 01/17/2006	244,861	244,861
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	537,084	537,084
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	649,053	649,053
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	335,678	335,678
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	331,234	331,234
BGI Institutional Money Market Fund	1,297,559	1,297,559
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	402,813	402,813
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	503,517	503,517
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	335,678	335,678
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	335,678	335,678
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	335,678	335,678

	Principal Amount	Market Value
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	$335,678	$335,678
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	335,678	335,678
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	356,933	356,933
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	335,678	335,678
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	335,678	335,678
Freddie Mac Discount Note 3.686% 11/02/2005	330,368	330,368
General Electric Capital Corp. 3.936% 11/08/2005	133,172	133,172
General Electric Capital Corp. 3.960% 12/05/2005	130,818	130,818
General Electric Capital Corp. 3.969% 11/16/2005	334,902	334,902
Goldman Sachs Financial Square Prime Obligations Money Market Fund	255,317	255,317
Harris Trust & Savings Bank 3.795% 11/04/2005	253,022	253,022
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	335,678	335,678
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	335,678	335,678
Merrimac Cash Fund, Premium Class	73,849	73,849
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	671,356	671,356
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	503,517	503,517
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	335,678	335,678
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	503,517	503,517

	Principal Amount	Market Value
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	$930,960	$930,960
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	167,839	167,839
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	402,813	402,813
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	335,678	335,678
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	503,517	503,517
		15,120,293
Repurchase Agreement — 0.2%
Investors Bank & Trust Company Repurchase Agreement, dated 10/31/05, 2.75%, due 11/01/2005(e)	125,880	125,880
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(c) (f)	570,652	570,652
		696,532
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		15,816,825
TOTAL INVESTMENTS — 104.4% (Cost $342,773,920)(g)		348,142,786
Other Assets/ (Liabilities) — (4.4%)		(14,680,252)
NET ASSETS — 100.0%		$333,462,534

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan (Note 2).

(c)  This security is valued in good faith under procedures established by the board of trustees.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $125,889. Collateralized by a U.S. Government Agency obligation with a rate of 6.875%, maturity date of 05/25/2028, and an aggregate market value, including accrued interest, of $132,174.

(f)  Maturity value of $570,717. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $582,065.

(g)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 97.2%
COMMON STOCK
Aerospace & Defense — 3.1%
Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	131,350	$5,095,066
General Dynamics Corp.	48,200	5,605,660
Lockheed Martin Corp.	127,410	7,715,950
United Technologies Corp.	133,500	6,845,880
		25,262,556
Air Transportation — 0.3%
Southwest Airlines Co.	170,000	2,721,700
Apparel, Textiles & Shoes — 0.2%
Coach, Inc.(b)	58,700	1,888,966
Automotive & Parts — 0.4%
Toyota Motor Corp.	77,800	3,629,590
Banking, Savings & Loans — 0.5%
Bank of America Corp.	84,130	3,679,846
Beverages — 1.3%
PepsiCo, Inc.	176,220	10,411,078
Broadcasting, Publishing & Printing — 3.7%
Comcast Corp. Special, Cl. A(b)	594,030	16,282,362
Time Warner, Inc.	486,800	8,679,644
Univision Communications, Inc. Cl. A(a) (b)	124,880	3,264,363
Viacom, Inc. Cl. B	71,770	2,222,717
		30,449,086
Chemicals — 2.7%
Air Products & Chemicals, Inc.	70,060	4,010,234
Monsanto Co.	115,700	7,290,257
Praxair, Inc.	222,540	10,995,701
		22,296,192
Commercial Services — 3.6%
Apollo Group, Inc. Cl. A(b)	131,400	8,280,828
The Corporate Executive Board Co.	22,300	1,842,872
eBay, Inc.(b)	352,400	13,955,040
PerkinElmer, Inc.	181,800	4,012,326
Quest Diagnostics	26,900	1,256,499
		29,347,565

	Number of Shares	Market Value
Communications — 3.4%
American Tower Corp. Cl. A(b)	144,100	$3,436,785
L-3 Communications Holdings, Inc.(a)	62,380	4,854,412
Network Appliance, Inc.(a) (b)	110,100	3,012,336
Nokia Oyj Sponsored ADR (Finland)	32,040	538,913
Qualcomm, Inc.	166,000	6,600,160
Vodafone Group PLC	1,580,870	4,173,085
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	179,900	5,186,517
		27,802,208
Communications Equipment — 1.5%
Ericsson (LM) Cl. B Sponsored ADR (Sweden)(a)	136,300	4,472,003
Motorola, Inc.	329,990	7,312,578
		11,784,581
Computer Integrated Systems Design — 0.5%
Autodesk, Inc.	86,500	3,903,745
Cadence Design Systems, Inc.(a) (b)	18,900	302,022
		4,205,767
Computer Programming Services — 3.1%
Cognizant Technology Solutions Corp.(b)	130,100	5,721,798
Mercury Interactive Corp.(b)	118,430	4,120,180
SAP AG Sponsored ADR (Germany)(a)	256,850	11,029,139
VeriSign, Inc.(b)	168,300	3,976,929
		24,848,046
Computers & Information — 5.5%
Apple Computer, Inc.(b)	68,900	3,967,951
Cisco Systems, Inc.(b)	1,123,190	19,599,665
Dell, Inc.(b)	258,690	8,247,037
EMC Corp.(b)	384,530	5,368,039
International Business Machines Corp.	92,880	7,605,014
		44,787,706
Cosmetics & Personal Care — 2.1%
The Procter & Gamble Co.	210,650	11,794,293
Reckitt Benckiser PLC	171,700	5,218,784
		17,013,077

	Number of Shares	Market Value
Data Processing & Preparation — 1.4%
Automatic Data Processing, Inc.	239,600	$11,179,736
Diversified Financial — 0.4%
Nomura Holdings, Inc.	196,100	2,989,448
Electrical Equipment & Electronics — 7.9%
Advanced Micro Devices, Inc.(b)	149,200	3,464,424
Analog Devices, Inc.	107,540	3,740,241
Broadcom Corp. Cl. A(b)	219,020	9,299,589
General Electric Co.	649,950	22,039,805
Intel Corp.	87,200	2,049,200
International Rectifier Corp.(b)	92,200	2,728,198
Linear Technology Corp.	191,000	6,343,110
Marvell Technology Group Ltd.(b)	68,300	3,169,803
Microchip Technology, Inc.	142,000	4,284,140
Texas Instruments, Inc.	238,750	6,816,313
		63,934,823
Energy — 5.5%
Apache Corp.	51,100	3,261,713
EOG Resources, Inc.	57,800	3,917,684
Exxon Mobil Corp.	85,620	4,806,707
Halliburton Co.	78,100	4,615,710
Kinder Morgan Management LLC(b)	98,941	4,787,736
Occidental Petroleum Corp.	64,700	5,103,536
Schlumberger Limited(a)	135,250	12,276,643
Transocean, Inc.(b)	102,600	5,898,474
		44,668,203
Entertainment & Leisure — 0.9%
The Walt Disney Co.	288,520	7,031,232
Financial Services — 5.3%
American Express Co.	145,970	7,264,927
Chicago Mercantile Exchange Holdings, Inc.(a)	18,100	6,609,215
Citigroup, Inc.	111,040	5,083,411
Franklin Resources, Inc.	55,200	4,878,024
The Goldman Sachs Group, Inc.	72,240	9,128,969
Legg Mason, Inc.	50,300	5,397,693
Lehman Brothers Holdings, Inc.(a)	22,400	2,680,608
Price (T. Rowe) Group, Inc.	25,100	1,644,552
		42,687,399

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Food Retailers — 0.5%
Starbucks Corp.(b)	150,400	$4,253,312
Foods — 1.8%
Cadbury Schweppes PLC	519,630	5,144,176
Nestle SA	21,804	6,538,901
Sysco Corp.	93,400	2,980,394
		14,663,471
Healthcare — 1.5%
Caremark Rx, Inc.(b)	55,500	2,908,200
Laboratory Corp. of America Holdings(b)	13,330	643,173
UnitedHealth Group, Inc.	154,400	8,938,216
		12,489,589
Home Construction, Furnishings & Appliances — 0.9%
Lennar Corp. Cl. A(a)	51,000	2,834,580
Toll Brothers, Inc.(a) (b)	124,900	4,610,059
		7,444,639
Household Products — 0.6%
Corning, Inc.(b)	245,800	4,938,122
Industrial – Diversified — 1.6%
3M Co.	75,900	5,766,882
Danaher Corp.	128,200	6,679,220
Tyco International Ltd.(a)	30,500	804,895
		13,250,997
Information Retrieval Services — 3.2%
Google, Inc. Cl. A(b)	32,700	12,168,978
Yahoo!, Inc.(b)	374,420	13,842,307
		26,011,285
Insurance — 3.3%
Aetna, Inc.	63,100	5,588,136
American International Group, Inc.	145,510	9,429,048
The Hartford Financial Services Group, Inc.	50,000	3,987,500
Prudential Financial, Inc.	105,820	7,702,638
		26,707,322
Machinery & Components — 1.0%
Ingersoll-Rand Co. Cl. A	32,180	1,216,082
Smith International, Inc.	206,300	6,684,120
		7,900,202
Manufacturing — 0.7%
Millipore Corp.(b)	88,450	5,414,909
Medical Supplies — 3.9%
Fisher Scientific International, Inc.(b)	61,900	3,497,350
Medtronic, Inc.	317,210	17,973,119

	Number of Shares	Market Value
Stryker Corp.	87,140	$3,578,840
Tektronix, Inc.	29,230	671,705
Varian Medical Systems, Inc.(a) (b)	100,660	4,586,070
Waters Corp.(b)	49,240	1,782,488
		32,089,572
Pharmaceuticals — 10.7%
Amgen, Inc.(b)	212,440	16,094,454
Genentech, Inc.(b)	75,860	6,872,916
Genzyme Corp.(b)	99,400	7,186,620
Gilead Sciences, Inc.(b)	58,500	2,764,125
Johnson & Johnson	200,860	12,577,853
Medco Health Solutions, Inc.(b)	60,000	3,390,000
MedImmune, Inc.(b)	61,800	2,161,764
Novartis AG	242,104	13,113,689
Roche Holding AG	52,641	7,919,127
Sanofi-Aventis	76,710	6,185,196
Teva Pharmaceutical Sponsored ADR (Israel)(a)	237,370	9,048,544
		87,314,288
Prepackaged Software — 4.0%
Adobe Systems, Inc.	251,460	8,109,585
Microsoft Corp.	961,290	24,705,153
		32,814,738
Retail — 7.5%
Best Buy Co., Inc.	159,920	7,078,059
Costco Wholesale Corp.	73,070	3,533,665
CVS Corp.	240,000	5,858,400
J.C. Penney Co., Inc.	83,080	4,253,696
Kohl's Corp.(b)	126,600	6,093,258
Lowe's Companies, Inc.	146,920	8,928,328
Michaels Stores, Inc.	81,800	2,705,944
Staples, Inc.	264,900	6,021,177
Target Corp.	79,200	4,410,648
Wal-Mart Stores, Inc.	151,650	7,174,562
Williams-Sonoma, Inc.(b)	117,050	4,577,826
		60,635,563
Telephone Utilities — 0.8%
Sprint Nextel Corp.(a)	293,820	6,848,944
Transportation — 1.9%
Carnival Corp.	233,750	11,610,363
Expeditors International of Washington, Inc.(a)	68,410	4,150,435
		15,760,798
TOTAL EQUITIES (Cost $770,983,494)		791,156,556

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 9.0%
Cash Equivalents — 6.2%(c)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	$2,779,115	$2,779,115
American Beacon Money Market Fund	993,707	993,707
Banc of America Bank Note 3.770% 11/28/2005	1,447,047	1,447,047
Banc of America Bank Note 3.770% 01/17/2006	811,963	811,963
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	1,780,981	1,780,981
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	2,152,270	2,152,270
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	1,113,113	1,113,113
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	1,098,376	1,098,376
BGI Institutional Money Market Fund	4,302,726	4,302,726
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	1,335,736	1,335,736
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	1,669,669	1,669,669
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	1,113,113	1,113,113
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	1,113,113	1,113,113
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	1,113,113	1,113,113
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	1,113,113	1,113,113
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	1,113,113	1,113,113
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	1,183,594	1,183,594

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	$1,113,113	$1,113,113
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	1,113,113	1,113,113
Freddie Mac Discount Note 3.686% 11/02/2005	1,095,506	1,095,506
General Electric Capital Corp. 3.936% 11/08/2005	441,600	441,600
General Electric Capital Corp. 3.960% 12/05/2005	433,794	433,794
General Electric Capital Corp. 3.969% 11/16/2005	1,110,542	1,110,542
Goldman Sachs Financial Square Prime Obligations Money Market Fund	846,636	846,636
Harris Trust & Savings Bank 3.795% 11/04/2005	839,026	839,026
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	1,113,113	1,113,113
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	1,113,113	1,113,113
Merrimac Cash Fund, Premium Class	244,885	244,885
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	2,226,226	2,226,226
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	1,669,669	1,669,669
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	1,113,113	1,113,113
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	1,669,669	1,669,669
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	3,087,077	3,087,077
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	556,556	556,556

	Principal Amount	Market Value
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	$1,335,736	$1,335,736
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	1,113,114	1,113,114
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	1,669,669	1,669,669
		50,139,132
Repurchase Agreement — 2.8%
Investors Bank & Trust Co. Repurchase Agreement, dated 10/31/05, 2.75%, due 11/01/2005(d)	20,786,599	20,786,599
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(c) (e)	1,892,292	1,892,292
		22,678,891
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		72,818,023
TOTAL INVESTMENTS — 106.2% (Cost $843,801,517)(f)		863,974,579
Other Assets/ (Liabilities) — (6.2%)		(50,275,428)
NET ASSETS — 100.0%		$813,699,151

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Denotes all or a portion of security on loan (Note 2).

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $20,788,187. Collateralized by a U.S. Government Agency obligation with a rate of 4.826%, maturity date of 07/01/2035, and a market value, including accrued interest, of $21,825,929.

(e)  Maturity value of $1,892,508. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $1,930,138.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 99.6%
COMMON STOCK
Aerospace & Defense — 0.5%
Rockwell Collins, Inc.	8,500	$389,470
Banking, Savings & Loans — 4.1%
SLM Corp.(a)	41,000	2,276,730
Wells Fargo & Co.	19,800	1,191,960
		3,468,690
Beverages — 4.9%
Diageo PLC Sponsored ADR (United Kingdom)(a)	39,300	2,335,599
PepsiCo, Inc.	31,700	1,872,836
		4,208,435
Broadcasting, Publishing & Printing — 3.0%
The McGraw-Hill Companies, Inc.	52,700	2,579,138
Chemicals — 1.3%
Air Products & Chemicals, Inc.	18,600	1,064,664
Commercial Services — 6.0%
Iron Mountain, Inc.(a) (b)	67,500	2,632,500
Moody's Corp.(a)	46,300	2,465,938
		5,098,438
Communications — 2.3%
Qualcomm, Inc.	48,600	1,932,336
Computers & Information — 0.8%
EMC Corp.(b)	49,700	693,812
Cosmetics & Personal Care — 2.4%
The Procter & Gamble Co.	36,615	2,050,074
Data Processing & Preparation — 0.9%
Automatic Data Processing, Inc.	15,900	741,894
Electric Utilities — 1.0%
Exelon Corp.(a)	15,600	811,668
Electrical Equipment & Electronics — 10.1%
Garmin Limited(a)	37,100	2,130,653
General Electric Co.	36,500	1,237,715
Linear Technology Corp.	93,700	3,111,777
Maxim Integrated Products, Inc.	61,400	2,129,352
		8,609,497

	Number of Shares	Market Value
Energy — 6.6%
BP PLC, Sponsored ADR (United Kingdom)	23,300	$1,547,120
Exxon Mobil Corp.	48,794	2,739,295
Schlumberger Limited	14,900	1,352,473
		5,638,888
Financial Services — 7.2%
American Express Co.	24,200	1,204,434
Berkshire Hathaway, Inc. Cl. B(b)	1,000	2,815,000
Citigroup, Inc.	46,733	2,139,437
		6,158,871
Insurance — 2.7%
AFLAC, Inc.	7,600	363,128
American International Group, Inc.	30,487	1,975,557
		2,338,685
Medical Supplies — 7.4%
Medtronic, Inc.	31,500	1,784,790
Stryker Corp.	53,200	2,184,924
Zimmer Holdings, Inc.(b)	36,500	2,327,605
		6,297,319
Pharmaceuticals — 11.7%
Amgen, Inc.(a) (b)	40,000	3,030,400
Genentech, Inc.(b)	25,400	2,301,240
Johnson & Johnson	38,900	2,435,918
Teva Pharmaceutical Sponsored ADR (Israel)(a)	58,500	2,230,020
		9,997,578
Prepackaged Software — 9.7%
Microsoft Corp.	77,100	1,981,470
Pixar, Inc.(a) (b)	56,100	2,845,953
Symantec Corp.(b)	144,300	3,441,555
		8,268,978
Retail — 6.5%
Bed Bath & Beyond, Inc.(b)	42,200	1,709,944
Target Corp.	23,700	1,319,853
Walgreen Co.	55,600	2,525,908
		5,555,705
Telephone Utilities — 0.8%
Vodafone Group PLC Sponsored ADR (United Kingdom)	25,800	677,508
Tobacco — 3.8%
Altria Group, Inc.	43,600	3,272,180

	Number of Shares	Market Value
Transportation — 5.9%
Expeditors International of Washington, Inc.(a)	56,900	$3,452,123
United Parcel Service, Inc. Cl. B	21,900	1,597,386
		5,049,509
TOTAL EQUITIES (Cost $73,082,646)		84,903,337
	Principal Amount
SHORT-TERM INVESTMENTS — 19.9%
Cash Equivalents — 18.3%(c)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	$861,027	861,027
American Beacon Money Market Fund	307,871	307,871
Banc of America Bank Note 3.770% 11/28/2005	448,324	448,324
Banc of America Bank Note 3.770% 01/17/2006	251,563	251,563
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	551,784	551,784
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	666,817	666,817
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	344,865	344,865
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	340,299	340,299
BGI Institutional Money Market Fund	1,333,072	1,333,072
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	413,838	413,838
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	517,297	517,297
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	344,865	344,865

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	$344,865	$344,865
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	344,865	344,865
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	344,865	344,865
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	344,865	344,865
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	366,701	366,701
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	344,865	344,865
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	344,865	344,865
Freddie Mac Discount Note 3.686% 11/02/2005	339,410	339,410
General Electric Capital Corp. 3.936% 11/08/2005	136,817	136,817
General Electric Capital Corp. 3.960% 12/05/2005	134,398	134,398
General Electric Capital Corp. 3.969% 11/16/2005	344,068	344,068
Goldman Sachs Financial Square Prime Obligations Money Market Fund	262,305	262,305
Harris Trust & Savings Bank 3.795% 11/04/2005	259,947	259,947
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	344,865	344,865
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	344,865	344,865
Merrimac Cash Fund, Premium Class	75,870	75,870
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	689,730	689,730
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	517,297	517,297
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	344,865	344,865

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	$517,297	$517,297
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	956,439	956,439
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	172,432	172,432
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	413,838	413,838
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	344,865	344,865
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	517,297	517,297
		15,534,118
Repurchase Agreement — 1.6%
Investors Bank & Trust Company Repurchase Agreement, dated 10/31/2005, 2.75%, due 11/01/2005(d)	799,261	799,261
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(c) (e)	586,270	586,270
		1,385,531
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		16,919,649
TOTAL INVESTMENTS — 119.5% (Cost $90,002,295)(f)		101,822,986
Other Assets/ (Liabilities) — (19.5%)		(16,626,967)
NET ASSETS — 100.0%		$85,196,019

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Denotes all or a portion of security on loan (Note 2).

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $799,322. Collateralized by U.S. Government Agency obligation with a rate of 7.125%, maturity date of 8/25/2014, and an aggregate market value, including accrued interest, of $839,224.

(e)  Maturity value of $586,337. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $597,996.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 99.8%
COMMON STOCK
Advertising — 0.4%
Getty Images, Inc.(a) (b)	200	$16,602
Harte-Hanks, Inc.	200	5,120
Interpublic Group of Companies, Inc.(a)	1,400	14,462
Lamar Advertising Co.(a) (b)	300	13,386
Monster Worldwide, Inc.(a)	600	19,686
Omnicom Group, Inc.	900	74,664
		143,920
Aerospace & Defense — 3.4%
Alliant Techsystems, Inc.(a)	300	21,066
Boeing Co.	7,500	484,800
Goodrich Corp.	700	25,249
Lockheed Martin Corp.	4,000	242,240
Raytheon Co.	600	22,170
Rockwell Collins, Inc.	1,500	68,730
United Technologies Corp.	5,800	297,424
		1,161,679
Air Transportation — 0.1%
AMR Corp.(a) (b)	1,000	13,510
Southwest Airlines Co.	2,100	33,621
		47,131
Apparel, Textiles & Shoes — 1.8%
Abercrombie & Fitch Co. Cl. A	600	31,194
American Eagle Outfitters, Inc.	800	18,840
bebe stores, Inc.	200	2,828
Chico's FAS, Inc.(a)	1,400	55,356
Claire's Stores, Inc.	500	13,025
Coach, Inc.(a)	2,200	70,796
Columbia Sportswear Co.(a)	700	29,701
The Gap, Inc.	2,900	50,112
Limited Brands	2,000	40,020
Nike, Inc. Cl. B	1,100	92,455
Nordstrom, Inc.	3,300	114,345
Polo Ralph Lauren Corp.	1,200	59,040
Timberland Co. Cl. A(a)	800	22,520
		600,232
Automotive & Parts — 0.4%
Autoliv, Inc.	100	4,296
BorgWarner, Inc.	100	5,799
Copart, Inc.(a)	300	7,017
The Goodyear Tire & Rubber Co.(a) (b)	500	7,820

	Number of Shares	Market Value
Harley-Davidson, Inc.	1,600	$79,248
Navistar International Corp.(a)	300	8,256
Oshkosh Truck Corp.	400	17,424
		129,860
Banking, Savings & Loans — 1.7%
Bank of Hawaii Corp.	100	5,138
Capital One Financial Corp.	400	30,540
Fifth Third Bancorp	200	8,034
Golden West Financial Corp.(b)	500	29,365
Hudson City Bancorp, Inc.	2,800	33,152
Investors Financial Services Corp.	300	11,454
Mellon Financial Corp.	800	25,352
Nelnet, Inc., Cl. A(a) (b)	1,500	55,650
Northern Trust Corp.	600	32,160
Peoples Bank Bridgeport	500	16,100
SLM Corp.	2,200	122,166
State Street Corp.	500	27,615
Student Loan Corp.	100	21,920
Synovus Financial Corp.	1,500	41,205
TCF Financial Corp.	600	16,260
Wells Fargo & Co.	1,300	78,260
Westcorp	500	31,505
		585,876
Beverages — 2.7%
Brown-Forman Corp. Cl. B	300	19,002
The Coca-Cola Co.	7,300	312,294
Constellation Brands, Inc.(a) (b)	400	9,416
The Pepsi Bottling Group, Inc.	300	8,529
PepsiCo, Inc.	9,500	561,260
		910,501
Broadcasting — 0.2%
Sirius Satellite Radio, Inc.(a) (b)	8,700	54,288
Broadcasting, Publishing & Printing — 2.1%
Cablevision Systems Corp. Cl. A(a)	1,300	32,240
Clear Channel Communications, Inc.	1,000	30,420
Comcast Corp. Cl. A(a)	6,300	175,329
Dex Media, Inc.	1,400	37,758
The DIRECTV Group, Inc.(a)	2,500	35,550
Dow Jones & Co., Inc.	200	6,782
John Wiley & Sons Cl. A	1,600	62,720

	Number of Shares	Market Value
Liberty Global, Inc. Cl. A(a)	1,280	$31,706
The McGraw-Hill Companies, Inc.	2,900	141,926
Meredith Corp.	400	19,960
RH Donnelley Corp.(a) (b)	800	49,384
The Scripps (E.W.) Co.	500	22,900
Time Warner, Inc.	1,400	24,962
Viacom, Inc. Cl. B	1,600	49,552
Westwood One, Inc.	300	5,550
		726,739
Building Materials & Construction — 0.5%
Cytyc Corp.(a)	600	15,210
Florida Rock Industries, Inc.(b)	150	8,535
Kinetic Concepts, Inc.(a) (b)	1,500	53,850
Martin Marietta Materials, Inc.	200	15,782
Masco Corp.	2,000	57,000
Vulcan Materials Co.	300	19,500
		169,877
Chemicals — 1.5%
Chemtura Corp.	200	2,140
Church & Dwight, Inc.(b)	650	22,782
Dow Chemical Co.	5,000	229,300
Du Pont (E.I.) de Nemours & Co.	100	4,169
International Flavors & Fragrances, Inc.	500	16,495
Monsanto Co.	1,200	75,612
Praxair, Inc.	1,600	79,056
Rohm & Haas Co.	100	4,353
The Scotts Miracle-Gro Co.	700	61,453
		495,360
Commercial Services — 2.2%
ACCO Brands Corp.(a)	200	4,862
Affymetrix, Inc.(a)	300	13,629
Akamai Technologies, Inc.(a)	600	10,404
ARAMARK Corp. Cl. B	400	10,168
Block (H&R), Inc.	2,100	52,206
Cendant Corp.	700	12,194
The Corporate Executive Board Co.	400	33,056
Dun & Bradstreet Corp.(a)	600	37,992
eBay, Inc.(a)	1,100	43,560
Ecolab, Inc.	600	19,848
Education Management Corp.(a)	300	9,252
Equifax, Inc.	1,200	41,364

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Global Payments, Inc.	1,400	$59,990
Hewitt Associates, Inc. Cl. A(a) (b)	200	5,338
ITT Educational Services, Inc.(a)	100	5,528
Jacobs Engineering Group, Inc.(a)	300	19,125
Moody's Corp.	1,300	69,238
Paychex, Inc.	1,900	73,644
PerkinElmer, Inc.	1,500	33,105
Pharmaceutical Product Development, Inc.	200	11,494
Quest Diagnostics	700	32,697
Rent-A-Center, Inc.(a)	300	5,406
Robert Half International, Inc.	800	29,504
Ryder System, Inc.	200	7,934
Servicemaster Co.	1,000	12,580
Waste Management, Inc.	800	23,608
Weight Watchers International, Inc.(a) (b)	1,100	57,827
		735,553
Communications — 1.9%
American Tower Corp. Cl. A(a)	1,515	36,133
Avaya, Inc.(a)	1,700	19,584
Crown Castle International Corp.(a)	800	19,616
EchoStar Communications Corp. Cl. A	1,500	40,305
Harris Corp.	800	32,880
L-3 Communications Holdings, Inc.(b)	700	54,474
Network Appliance, Inc.(a)	1,900	51,984
Qualcomm, Inc.	8,400	333,984
Scientific-Atlanta, Inc.	700	24,808
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	1,300	37,479
		651,247
Communications Equipment — 1.0%
Motorola, Inc.	15,200	336,832
Computer Integrated Systems Design — 0.9%
Autodesk, Inc.	2,400	108,312
Avid Technology, Inc.(a)	100	4,923
Cadence Design Systems, Inc.(a) (b)	3,000	47,940
National Instruments Corp.	300	7,170
Reynolds & Reynolds, Inc. Cl. A	2,300	61,042
Synopsys, Inc.(a)	3,100	58,745
Teradyne, Inc.(a)	700	9,478
		297,610

	Number of Shares	Market Value
Computer Programming Services — 0.1%
Ceridian Corp.(a)	300	$6,573
Macromedia, Inc.(a)	400	17,568
Mercury Interactive Corp.(a)	300	10,437
		34,578
Computer Related Services — 0.2%
CACI International, Inc. Cl. A(a)	200	10,908
Checkfree Corp.(a) (b)	400	17,000
IAC/InterActiveCorp(a)	650	16,640
Ingram Micro, Inc. Cl. A(a)	400	7,240
		51,788
Computers & Information — 7.9%
Apple Computer, Inc.(a)	7,700	443,443
CDW Corp.	300	16,905
Cisco Systems, Inc.(a)	33,700	588,065
Comverse Technology, Inc.(a)	1,000	25,100
Dell, Inc.(a)	12,800	408,064
Diebold, Inc.	300	10,842
EMC Corp.(a)	13,100	182,876
International Business Machines Corp.	9,900	810,612
Jabil Circuit, Inc.(a)	1,200	35,820
Lexmark International, Inc.(a)	600	24,912
Sandisk Corp.(a)	1,000	58,890
Solectron Corp.(a) (b)	2,500	8,825
Western Digital Corp.(a)	3,800	45,980
		2,660,334
Computers & Office Equipment — 0.1%
Electronic Data Systems Corp.	600	13,986
Pitney Bowes, Inc.	700	29,456
		43,442
Containers — 0.1%
Crown Holdings, Inc.(a)	1,400	22,708
Sealed Air Corp.(a) (b)	200	10,062
		32,770
Cosmetics & Personal Care — 2.3%
Colgate-Palmolive Co.	2,200	116,512
Kimberly-Clark Corp.	1,400	79,576
The Procter & Gamble Co.	10,557	591,086
		787,174
Data Processing & Preparation — 1.4%
Affiliated Computer Services, Inc. Cl. A(a)	500	27,055
Alliance Data Systems Corp.(a) (b)	600	21,336
Automatic Data Processing, Inc.	2,000	93,320

	Number of Shares	Market Value
First Data Corp.	4,300	$173,935
Fiserv, Inc.(a)	2,050	89,544
IMS Health, Inc.	1,600	37,168
NCR Corp.(a)	800	24,176
The BISYS Group, Inc.(a)	300	3,804
Total System Services, Inc.	300	6,393
		476,731
Education — 0.1%
Career Education Corp.(a) (b)	600	21,354
Electric Utilities — 0.7%
AES Corp.(a)	2,600	41,314
TXU Corp.	1,800	181,350
		222,664
Electrical Equipment & Electronics — 10.8%
Advanced Micro Devices, Inc.(a) (b)	1,200	27,864
Agere Systems, Inc.(a)	500	5,200
American Power Conversion Corp.	900	19,251
Ametek, Inc.	400	16,292
Amphenol Corp. Cl. A	500	19,985
Analog Devices, Inc.	1,300	45,214
Avnet, Inc.(a)	2,400	55,320
Broadcom Corp. Cl. A(a)	2,700	114,642
Emerson Electric Co.	2,000	139,100
Energizer Holdings, Inc.(a)	600	30,294
Freescale Semiconductor, Inc. Cl. B(a)	1,000	23,880
General Electric Co.	39,300	1,332,663
Gentex Corp.	800	15,056
Intel Corp.	39,700	932,950
International Rectifier Corp.(a)	200	5,918
Intersil Corp. Cl. A	900	20,484
Johnson Controls, Inc.	200	13,610
KLA-Tencor Corp.	1,100	50,919
Linear Technology Corp.	1,500	49,815
LSI Logic Corp.(a) (b)	3,100	25,141
MEMC Electronic Materials, Inc.(a)	800	14,352
Microchip Technology, Inc.	1,100	33,187
Micron Technology, Inc.(a)	900	11,691
Molex, Inc.	200	5,062
National Semiconductor Corp.	3,400	76,942
Novellus Systems, Inc.(a)	100	2,186
Nvidia Corp.(a) (b)	1,500	50,325
Rockwell Automation, Inc.	1,100	58,465
Sanmina-SCI Corp.(a)	1,300	4,745

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Spectrum Brands, Inc.(a)	100	$2,070
Texas Instruments, Inc.	15,100	431,105
Thomas & Betts Corp.(a)	100	3,892
Xilinx, Inc.	1,000	23,950
		3,661,570
Energy — 3.4%
BJ Services Co.	1,800	62,550
Chesapeake Energy Corp.	700	22,470
Denbury Resources, Inc.(a)	200	8,726
Diamond Offshore Drilling, Inc.	400	22,584
Ensco International, Inc.	600	27,354
EOG Resources, Inc.	1,700	115,226
Equitable Resources, Inc.	400	15,460
Halliburton Co.	2,500	147,750
Helmerich & Payne, Inc.	900	49,860
Kinder Morgan, Inc.	500	45,450
Murphy Oil Corp.	900	42,165
National Oilwell Varco, Inc.(a)	500	31,235
Newfield Exploration Co.(a)	500	22,665
Noble Energy, Inc.	600	24,030
Patterson-UTI Energy, Inc.	1,000	34,130
Peabody Energy Corp.	600	46,896
Pioneer Natural Resources Co.	1,000	50,050
Questar Corp.	200	15,750
Quicksilver Resources, Inc.(a) (b)	200	7,746
Range Resources Corp.	500	17,845
Rowan Companies, Inc.	300	9,897
Southwestern Energy Co.(a)	500	36,270
Sunoco, Inc.	1,100	81,950
Tesoro Corp.	300	18,345
Tidewater, Inc.	500	22,980
Unit Corp.(a)	200	10,480
Western Gas Resources, Inc.	200	8,660
The Williams Companies, Inc.	3,600	80,280
XTO Energy, Inc.	1,700	73,882
		1,152,686
Entertainment & Leisure — 0.8%
DreamWorks Animation SKG, Inc. Cl. A(a)	200	5,128
GTECH Holdings Corp.	600	19,104
Harrah's Entertainment, Inc.	800	48,384
News Corp., Inc. Cl. A	6,100	86,925
Penn National Gaming, Inc.(a)	700	20,685
SCP Pool Corp.	200	7,194
The Walt Disney Co.	3,200	77,984
		265,404

	Number of Shares	Market Value
Financial Services — 2.4%
Affiliated Managers Group, Inc.(a)	100	$7,675
American Express Co.	3,700	184,149
AmeriCredit Corp.(a)	800	17,880
Ameritrade Holding Corp.(a) (b)	400	8,412
BlackRock, Inc. Cl. A	100	9,480
Chicago Mercantile Exchange Holdings, Inc.	100	36,515
Countrywide Financial Corp.	700	22,239
East West Bancorp, Inc.	200	7,658
Eaton Vance Corp.	600	14,934
Federated Investors, Inc. Cl. B	300	10,503
Franklin Resources, Inc.	900	79,533
The Goldman Sachs Group, Inc.	500	63,185
IndyMac Bancorp, Inc.	1,300	48,529
Morgan Stanley	800	43,528
New Century Financial Corp. REIT(b)	200	6,174
Nuveen Investments, Inc. Cl. A	300	12,141
Price (T. Rowe) Group, Inc.	700	45,864
Public Storage, Inc.(b)	500	33,100
The Charles Schwab Corp.	5,500	83,600
SL Green Realty Corp.	800	54,424
United Dominion Realty Trust, Inc.	300	6,639
Ventas, Inc.	400	12,252
		808,414
Food Retailers — 0.0%
Starbucks Corp.(a)	100	2,828
Foods — 0.9%
7-Eleven, Inc.(a)	200	7,482
Campbell Soup Co.	700	20,370
General Mills, Inc.(b)	1,300	62,738
Heinz (H. J.) Co.	1,100	39,050
The Hershey Co.	800	45,464
Kellogg Co.	1,000	44,170
McCormick & Co., Inc.	500	15,145
Panera Bread Co. Cl. A(a) (b)	200	11,838
Sara Lee Corp.	1,000	17,850
Sysco Corp.	200	6,382
Wrigley (Wm.) Jr. Co.	600	41,700
		312,189
Healthcare — 3.3%
Caremark Rx, Inc.(a)	2,000	104,800
Community Health Systems, Inc.(a)	500	18,555

	Number of Shares	Market Value
Coventry Health Care, Inc.(a)	1,425	$76,936
DaVita, Inc.(a)	700	34,426
Express Scripts, Inc.(a) (b)	1,200	90,492
HCA, Inc.	4,300	207,217
Health Management Associates, Inc. Cl. A	900	19,269
Health Net, Inc.(a)	400	18,736
Humana, Inc.(a)	800	35,512
Idexx Laboratories, Inc.(a)	100	7,013
Laboratory Corp. of America Holdings(a)	700	33,775
LifePoint Hospitals, Inc.(a)	200	7,820
Lincare Holdings, Inc.(a)	600	24,510
Manor Care, Inc.	500	18,625
Pacificare Health Systems(a)	300	24,708
Sierra Health Services, Inc.(a)	100	7,500
Triad Hospitals, Inc.(a)	100	4,113
UnitedHealth Group, Inc.	6,300	364,707
Universal Health Services, Inc. Cl. B	200	9,428
VCA Antech, Inc.(a) (b)	400	10,320
		1,118,462
Heavy Construction — 0.0%
Hovnanian K. Enterprises, Inc.(a)	200	8,998
Heavy Machinery — 0.0%
Toro Co.	300	10,953
Home Construction, Furnishings & Appliances — 0.9%
Beazer Homes USA, Inc.(b)	500	28,975
Centex Corp.	300	19,305
D.R. Horton, Inc.	1,133	34,772
Harman International Industries	300	29,958
HNI Corp.	400	19,560
KB Home	400	26,140
Lennar Corp. Cl. A	700	38,906
MDC Holdings, Inc.	130	8,918
Miller (Herman), Inc.	700	19,187
The Ryland Group, Inc.	400	26,920
Standard-Pacific Corp.	200	7,716
Toll Brothers, Inc.(a) (b)	1,300	47,983
		308,340
Household Products — 0.9%
Black & Decker Corp.	300	24,639
Corning, Inc.	7,400	148,666
Fortune Brands, Inc.	800	60,776
Newell Rubbermaid, Inc.	1,100	25,289
Sherwin-Williams Co.	900	38,295
The Stanley Works	400	19,172
		316,837

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Industrial – Distribution — 0.0%
Grainger (W.W.), Inc.	100	$6,698
Industrial – Diversified — 1.8%
3M Co.	4,300	326,714
Danaher Corp.	1,300	67,730
Eaton Corp.	200	11,766
Harsco Corp.	200	12,850
Illinois Tool Works, Inc.	1,300	110,188
ITT Industries, Inc.	600	60,960
Textron, Inc.	100	7,204
		597,412
Information Retrieval Services — 1.2%
ChoicePoint, Inc.(a)	300	12,678
Google, Inc. Cl. A(a) (b)	900	334,926
Interactive Data Corp.	1,100	25,520
Yahoo!, Inc.(a)	1,000	36,970
		410,094
Insurance — 3.2%
Aetna, Inc.	1,600	141,696
AFLAC, Inc.	2,200	105,116
Allmerica Financial Corp.(a)	100	3,810
Ambac Financial Group, Inc.	100	7,089
American International Group, Inc.	3,800	246,240
AMERIGROUP Corp.(a)	300	5,016
Berkley (W.R.) Corp.	1,500	65,550
Brown & Brown, Inc.	100	5,433
Erie Indemnity Co. Cl. A	600	31,776
Gallagher (Arthur J.) & Co.(b)	300	8,826
HCC Insurance Holdings, Inc.	350	10,500
MBIA, Inc.(b)	600	34,944
Philadelphia Consolidated Holding Corp.(a)	200	19,252
Progressive Corp.	1,000	115,810
Prudential Financial, Inc.	900	65,511
Unitrin, Inc.	200	9,200
WellChoice, Inc.(a)	300	22,695
WellPoint, Inc.(a)	2,324	173,556
		1,072,020
Internet Content — 0.0%
BEA Systems, Inc.(a) (b)	200	1,764
Lodging — 0.8%
Boyd Gaming Corp.	300	12,375
Choice Hotels International, Inc.	200	6,618
Hilton Hotels Corp.	2,500	48,625
Marriott International, Inc. Cl. A	1,300	77,506
MGM Mirage(a) (b)	1,300	48,581

	Number of Shares	Market Value
Starwood Hotels & Resorts Worldwide, Inc.	800	$46,744
Station Casinos, Inc.	300	19,230
		259,679
Machinery & Components — 1.0%
Baker Hughes, Inc.	1,900	104,424
Cooper Cameron Corp.(a)	800	58,984
Cummins, Inc.(b)	600	51,222
Dover Corp.	700	27,286
FMC Technologies, Inc.(a)	200	7,292
Grant Prideco, Inc.(a)	700	27,223
IDEX Corp.	200	8,004
Joy Global, Inc.	500	22,935
Pall Corp.	100	2,616
Parker Hannifin Corp.	400	25,072
Roper Industries, Inc.	400	15,080
		350,138
Manufacturing — 0.8%
American Standard Companies, Inc.	1,000	38,040
Applied Materials, Inc.	8,700	142,506
Avery Dennison Corp.(b)	400	22,660
Lam Research Corp.(a)	900	30,366
Millipore Corp.(a)	400	24,488
		258,060
Medical Supplies — 4.7%
Agilent Technologies, Inc.(a)	4,200	134,442
Allergan, Inc.	1,100	98,230
Bard (C.R.), Inc.	600	37,428
Bausch & Lomb, Inc.	600	44,514
Baxter International, Inc.	5,100	194,973
Beckman Coulter, Inc.	400	19,704
Becton, Dickinson & Co.	1,400	71,050
Boston Scientific Corp.(a)	3,800	95,456
Dade Behring Holdings, Inc.	600	21,606
Dentsply International, Inc.	450	24,813
Edwards Lifesciences Corp.(a)	500	20,690
Fisher Scientific International, Inc.(a)	380	21,470
Guidant Corp.	1,900	119,700
Henry Schein, Inc.(a)	400	15,856
Inamed Corp.(a)	100	7,110
Medtronic, Inc.(b)	6,700	379,622
Mettler-Toledo International, Inc.(a)	200	10,320
Resmed, Inc.(a)	200	7,626
Respironics, Inc.(a)	400	14,348
St. Jude Medical, Inc.(a)	2,100	100,947
Stryker Corp.	1,600	65,712
Techne Corp.(a)	300	16,266

	Number of Shares	Market Value
Thermo Electron Corp.(a) (b)	400	$12,076
Varian Medical Systems, Inc.(a)	700	31,892
Waters Corp.(a)	600	21,720
Zimmer Holdings, Inc.(a)	100	6,377
		1,593,948
Metals & Mining — 0.7%
Allegheny Technologies, Inc.	500	14,355
Consol Energy, Inc.(b)	400	24,360
Freeport-McMoRan Copper & Gold, Inc. Cl. B	1,400	69,188
Massey Energy Co.	200	8,014
Phelps Dodge Corp.	500	60,235
Precision Castparts Corp.	1,100	52,096
Southern Copper Corp.	100	5,514
		233,762
Oil & Gas — 0.0%
Pride International, Inc.(a)	500	14,035
Pharmaceuticals — 11.2%
Abbott Laboratories	7,500	322,875
Amgen, Inc.(a)	6,900	522,744
Barr Pharmaceuticals(a)	1,025	58,886
Bristol-Myers Squibb Co.	4,700	99,499
Cardinal Health, Inc.	2,200	137,522
Charles River Laboratories International, Inc.(a)	200	8,752
Chiron Corp.(a)	300	13,242
Eli Lilly & Co.	5,100	253,929
Endo Pharmaceuticals Holdings, Inc.(a)	900	24,228
Forest Laboratories, Inc.(a)	2,000	75,820
Genentech, Inc.(a)	1,500	135,900
Genzyme Corp.(a)	1,400	101,220
Gilead Sciences, Inc.(a)	2,600	122,850
Hospira, Inc.(a)	1,200	47,820
Invitrogen Corp.(a)	300	19,077
IVAX Corp.(a) (b)	600	17,130
Johnson & Johnson	16,700	1,045,754
KOS Pharmaceuticals, Inc.(a)	100	6,000
McKesson Corp.	1,200	54,516
Medco Health Solutions, Inc.(a)	1,600	90,400
MedImmune, Inc.(a)	1,300	45,474
Merck & Co., Inc.	5,400	152,388
Mylan Laboratories, Inc.	350	6,724
Omnicare, Inc.	100	5,410
Schering-Plough Corp.	8,100	164,754
Sigma-Aldrich Corp.	100	6,370
Wyeth	5,400	240,624
		3,779,908

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Prepackaged Software — 5.7%
Activision, Inc.(a)	1,288	$20,312
Adobe Systems, Inc.(b)	2,800	90,300
BMC Software, Inc.(a)	2,500	48,975
Cerner Corp.(a)	500	42,225
Citrix Systems, Inc.(a)	1,800	49,626
Computer Associates International, Inc.	1,900	53,143
Compuware Corp.(a)	3,200	25,888
DST Systems, Inc.(a)	400	22,448
Emdeon Corp.(a)	800	7,360
Fair Isaac Corp.	700	29,232
Hyperion Solutions Corp.(a)	200	9,672
Intuit, Inc.(a)	1,000	45,930
McAfee, Inc.(a)	1,700	51,051
Microsoft Corp.	44,000	1,130,800
NAVTEQ Corp.(a)	700	27,384
Oracle Corp.(a)	21,000	266,280
Red Hat, Inc.(a) (b)	900	20,898
Salesforce.com, Inc.(a) (b)	200	4,998
		1,946,522
Real Estate — 0.4%
CB Richard Ellis Group, Inc. Cl. A(a)	1,000	48,850
Federal Realty Investment Trust REIT	100	6,065
Forest City Enterprises, Inc. Cl. A	300	11,067
General Growth Properties, Inc. REIT	400	16,992
The Mills Corp. REIT	300	16,050
Simon Property Group, Inc. REIT(b)	300	21,486
		120,510
Restaurants — 0.7%
Brinker International, Inc.(a) (b)	800	30,496
CBRL Group, Inc.	100	3,470
Darden Restaurants, Inc.	1,900	61,598
Wendy's International, Inc.	300	14,016
Yum! Brands, Inc.	2,700	137,349
		246,929
Retail — 7.0%
Advance Auto Parts Corp.(a)	800	30,000
Amazon.Com, Inc.(a)	1,400	55,832
AutoZone, Inc.(a)	400	32,360
Barnes & Noble, Inc.	2,300	83,168
Bed Bath & Beyond, Inc.(a)	100	4,052
Best Buy Co., Inc.	1,950	86,307
Costco Wholesale Corp.	1,100	53,196
Dollar General Corp.	2,500	48,600
Dollar Tree Stores, Inc.(a)	300	6,468

	Number of Shares	Market Value
The Home Depot, Inc.	10,300	$422,712
J.C. Penney Co., Inc.	600	30,720
Lowe's Companies, Inc.	6,000	364,620
Marvel Entertainment, Inc.(a) (b)	450	7,920
Men's Wearhouse, Inc.(a)	400	9,880
MSC Industrial Direct Co. Cl. A	200	7,636
Sears Holdings Corp.(a) (b)	300	36,075
Staples, Inc.	5,750	130,698
Target Corp.	4,200	233,898
Tiffany & Co.(b)	300	11,820
TJX Companies, Inc.	100	2,153
Walgreen Co.	1,700	77,231
Wal-Mart Stores, Inc.	13,600	643,416
		2,378,762
Retail – Grocery — 0.2%
Whole Foods Market, Inc.	500	72,065
Telephone Utilities — 0.6%
Alamosa Holdings, Inc.(a)	400	5,920
Alltel Corp.	100	6,186
Nextel Partners, Inc. Cl. A(a)	700	17,605
NII Holdings, Inc. Cl. B(a) (b)	300	24,876
Sprint Nextel Corp.	3,608	84,102
West Corp.(a)	1,200	47,340
		186,029
Tobacco — 1.1%
Altria Group, Inc.	4,700	352,735
UST, Inc.	600	24,834
		377,569
Toys, Games — 0.0%
Mattel, Inc.	200	2,950
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	1,000	35,260
CNF, Inc.	400	22,508
FedEx Corp.	1,600	147,088
Landstar System, Inc.	1,300	50,076
Norfolk Southern Corp.	600	24,120
Polaris Industries, Inc.	200	9,018
United Parcel Service, Inc. Cl. B	3,500	255,290
		543,360
Travel — 0.0%
Expedia, Inc.(a)	500	9,395
TOTAL EQUITIES (Cost $32,671,009)		33,805,830

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 6.4%
Cash Equivalents — 5.3%(c)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	$99,682	$99,682
American Beacon Money Market Fund	35,642	35,642
Banc of America Bank Note 3.770% 11/28/2005	51,902	51,902
Banc of America Bank Note 3.770% 01/17/2006	29,123	29,123
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	63,880	63,880
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	77,197	77,197
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	39,925	39,925
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	39,396	39,396
BGI Institutional Money Market Fund	154,329	154,329
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	47,910	47,910
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	59,887	59,887
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	39,925	39,925
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	39,925	39,925
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	39,925	39,925
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	39,925	39,925
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	39,925	39,925
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	42,453	42,453
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	39,925	39,925

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	$39,925	$39,925
Freddie Mac Discount Note 3.686% 11/02/2005	39,293	39,293
General Electric Capital Corp. 3.936% 11/08/2005	15,839	15,839
General Electric Capital Corp. 3.960% 12/05/2005	15,559	15,559
General Electric Capital Corp. 3.969% 11/16/2005	39,833	39,833
Goldman Sachs Financial Square Prime Obligations Money Market Fund	30,367	30,367
Harris Trust & Savings Bank 3.795% 11/04/2005	30,094	30,094
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	39,925	39,925
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	39,925	39,925
Merrimac Cash Fund, Premium Class	8,783	8,783
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	79,850	79,850
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	59,887	59,887
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	39,925	39,925
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	59,887	59,887
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	110,726	110,726
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	19,962	19,962
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	47,910	47,910
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	39,925	39,925

	Principal Amount	Market Value
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	$59,887	$59,887
		1,798,378
Repurchase Agreement — 1.1%
Investors Bank & Trust Company Repurchase Agreement, dated 10/31/05, 2.75%, due 11/01/2005(d)	323,094	323,094
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(c) (e)	67,872	67,872
		390,966
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		2,189,344
TOTAL INVESTMENTS — 106.2% (Cost $34,860,353)(f)		35,995,174
Other Assets/ (Liabilities) — (6.2%)		(2,109,163)
NET ASSETS — 100.0%		$33,886,011

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $323,119. Collateralized by a U.S Government Agency obligation with a rate of 7.625%, maturity date of 04/25/2026, and an aggregate market value, including accrued interest, of $339,249.

(e)  Maturity value of $67,880. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $69,230.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 95.6%
COMMON STOCK
Apparel, Textiles & Shoes — 3.0%
Casual Male Retail Group, Inc.(a) (b)	50,716	$292,631
Dixie Group, Inc.(a)	56,100	769,692
Interface, Inc. Cl. A(a)	138,946	1,072,663
Talbots, Inc.	41,100	1,072,299
		3,207,285
Automotive & Parts — 1.8%
Cooper Tire & Rubber Co.(b)	57,764	789,056
Rush Enterprises, Inc. Cl. A(a)	73,500	1,106,910
		1,895,966
Banking, Savings & Loans — 16.5%
Center Financial Corp.	48,650	1,232,791
Commercial Capital Bancorp, Inc.(b)	68,622	1,102,069
Community Bancorp/NV(a)	15,200	496,128
Dearborn Bancorp, Inc.(a)	44,689	1,119,459
EuroBancshares, Inc.(a)	77,902	811,739
Harrington West Financial Group, Inc.	54,429	881,162
Main Street Banks, Inc.	30,075	824,055
Pacific Capital Bancorp	39,126	1,411,275
Preferred Bank/ Los Angeles, CA	16,400	701,920
PrivateBancorp, Inc.(b)	34,785	1,181,646
Santander BanCorp(b)	51,180	1,303,043
Sterling Financial Corp.	46,664	1,168,467
Sun Bancorp, Inc., NJ(a)	47,474	944,258
UCBH Holdings, Inc.	62,980	1,095,852
Valley Bancorp(a) (b)	29,305	943,621
Virginia Commerce Bancorp(a) (b)	56,877	1,564,118
W Holding Co., Inc.	91,263	703,638
		17,485,241
Broadcasting, Publishing & Printing — 1.3%
RH Donnelley Corp.(a) (b)	23,174	1,430,531
Building Materials & Construction — 0.5%
US Concrete, Inc.(a)	95,175	580,568
Chemicals — 0.9%
Applied Films Corp.(a)	49,262	956,668

	Number of Shares	Market Value
Commercial Services — 6.4%
Asset Acceptance Capital Corp.(a)	76,102	$2,015,942
Hudson Highland Group, Inc.(a)	76,700	1,835,431
ITT Educational Services, Inc.(a)	32,269	1,783,830
Universal Technical Institute, Inc.(a)	36,161	1,132,924
		6,768,127
Communications — 2.9%
Comtech Telecommunications(a)	32,723	1,255,254
EFJ, Inc.(a)	110,200	1,095,388
Tollgrade Communications, Inc.(a)	74,263	720,351
		3,070,993
Computer Integrated Systems Design — 2.5%
Mentor Graphics Corp.(a)	126,075	1,042,640
Radiant Systems, Inc.(a)	144,500	1,641,520
		2,684,160
Computer Programming Services — 2.5%
Covansys Corp.(a)	77,470	1,239,520
Stellent, Inc.(a)	157,256	1,442,038
		2,681,558
Computers & Information — 1.1%
Paxar Corp.(a)	65,701	1,128,086
Electrical Equipment & Electronics — 4.2%
Benchmark Electronics, Inc.(a)	44,095	1,238,629
C&D Technologies, Inc.	104,113	950,552
Technitrol, Inc.	56,930	957,563
Tyler Technologies, Inc.(a)	156,449	1,273,495
		4,420,239
Energy — 3.9%
Energen Corp.	77,972	2,931,747
Energy Partners, Ltd.(a)	49,000	1,243,130
		4,174,877
Entertainment & Leisure — 1.2%
Steinway Musical Instruments, Inc.(a)	47,687	1,264,182
Financial Services — 7.5%
Bancorp, Inc./ Wilmington DE(a)	91,820	1,594,913

	Number of Shares	Market Value
Columbia Equity Trust, Inc. REIT	85,900	$1,260,153
Greenhill & Co., Inc.(b)	30,778	1,475,805
Piper Jaffray Cos.(a)	10,800	370,980
Sanders Morris Harris Group, Inc.(b)	68,348	1,164,650
SL Green Realty Corp.	31,362	2,133,557
		8,000,058
Foods — 2.5%
Diamond Foods, Inc.(a)	50,500	822,645
John B. Sanfilippo & SON(a)	16,726	305,751
United Natural Foods, Inc.(a)	55,707	1,565,924
		2,694,320
Heavy Machinery — 2.3%
Manitowoc Co.	45,700	2,431,697
Home Construction, Furnishings & Appliances — 2.6%
Movado Group, Inc.	158,735	2,782,625
Industrial – Distribution — 2.1%
Hughes Supply, Inc.	66,529	2,225,395
Industrial – Diversified — 5.4%
Carlisle Companies, Inc.	39,950	2,664,266
Harsco Corp.	47,428	3,047,249
		5,711,515
Insurance — 6.8%
American Safety Insurance Holdings, Ltd.(a)	55,400	926,842
Delphi Financial Group, Inc. Cl. A	39,512	1,850,742
EMC Insurance Group, Inc.	82,409	1,524,567
ProAssurance Corp.(a)	35,738	1,672,538
United Fire & Casualty Co.(b)	26,504	1,193,210
		7,167,899
Medical Supplies — 3.6%
FEI Co.(a) (b)	56,481	1,067,491
PolyMedica Industries, Inc.	45,488	1,501,559
PSS World Medical, Inc.(a)	90,508	1,260,776
		3,829,826
Metals & Mining — 1.2%
Massey Energy Co.	30,773	1,233,074
Pharmaceuticals — 1.8%
Inverness Medical Innovations, Inc.(a) (b)	45,541	1,082,965

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Prestige Brands Holdings, Inc.(a)	69,000	$831,450
		1,914,415
Real Estate — 1.2%
WCI Communities, Inc.(a) (b)	51,912	1,298,838
Restaurants — 0.5%
Checkers Drive-In Restaurant(a)	39,317	568,131
Retail — 5.5%
Big 5 Sporting Goods Corp.	30,000	665,400
BJ's Wholesale Club, Inc.(a)	27,868	793,681
Caribou Coffee Co., Inc.(a) (b)	70,000	686,000
Cash America International, Inc.	30,791	673,091
Central Garden & Pet Co.(a) (b)	55,893	2,396,133
Hancock Fabrics, Inc.(b)	97,300	632,450
		5,846,755
Transportation — 3.9%
Marten Transport Ltd.(a)	67,925	1,804,767
Wabtec Corp.	84,202	2,290,294
		4,095,061
TOTAL EQUITIES (Cost $81,397,705)		101,548,090
	Principal Amount
SHORT-TERM INVESTMENTS — 15.5%
Cash Equivalents — 10.4%(c)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	$609,670	609,670
American Beacon Money Market Fund	217,995	217,995
Banc of America Bank Note 3.770% 11/28/2005	317,446	317,446
Banc of America Bank Note 3.770% 01/17/2006	178,124	178,124
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	390,703	390,703
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	472,154	472,154

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	$244,189	$244,189
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	240,956	240,956
BGI Institutional Money Market Fund	943,911	943,911
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	293,027	293,027
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	366,284	366,284
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	244,189	244,189
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	244,189	244,189
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	244,189	244,189
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	244,189	244,189
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	244,189	244,189
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	259,651	259,651
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	244,189	244,189
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	244,189	244,189
Freddie Mac Discount Note 3.686% 11/02/2005	240,327	240,327
General Electric Capital Corp. 3.936% 11/08/2005	96,876	96,876
General Electric Capital Corp. 3.960% 12/05/2005	95,164	95,164
General Electric Capital Corp. 3.969% 11/16/2005	243,625	243,625

	Principal Amount	Market Value
Goldman Sachs Financial Square Prime Obligations Money Market Fund	185,731	$185,731
Harris Trust & Savings Bank 3.795% 11/04/2005	$184,061	184,061
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	244,189	244,189
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	244,189	244,189
Merrimac Cash Fund, Premium Class	53,722	53,722
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	488,379	488,379
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	366,284	366,284
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	244,189	244,189
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	366,284	366,284
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	677,228	677,228
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	122,095	122,095
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	293,027	293,027
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	244,189	244,189
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	366,284	366,284
		10,999,276

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Repurchase Agreement — 5.1%
Investors Bank & Trust Company Repurchase Agreement, dated 10/31/2005, 2.75%, due 11/01/2005(d)	$5,016,664	$5,016,664
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(c) (e)	415,122	415,122
		5,431,786
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		16,431,062
TOTAL INVESTMENTS — 111.1% (Cost $97,828,767)(f)		117,979,152
Other Assets/ (Liabilities) — (11.1%)		(11,779,700)
NET ASSETS — 100.0%		$106,199,452

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $5,017,048. Collateralized by a U.S. Government Agency obligation with a rate of 7.125%, maturity date of 07/25/2027, and an aggregate market value, including accrued interest, of $5,267,498.

(e)  Maturity value of $415,169. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $423,424.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 94.8%
COMMON STOCK
Aerospace & Defense — 1.1%
HEICO Corp.(a)	452,000	$10,020,840
Air Transportation — 0.7%
SkyWest, Inc.	213,100	6,245,961
Apparel, Textiles & Shoes — 2.6%
Carter's, Inc.(b)	367,300	23,194,995
Automotive & Parts — 0.9%
Modine Manufacturing Co.	247,400	8,179,044
Banking, Savings & Loans — 11.1%
Alabama National Bancorp	106,372	6,880,141
Centennial Bank Holdings Inc.(a) (b)	471,400	5,270,252
Financial Institutions, Inc.	28,200	518,316
First Republic Bank	557,825	21,147,146
Hanmi Financial Corp.	674,689	12,353,556
Pacific Capital Bancorp	570,321	20,571,478
Sterling Bancorp-NY	340,738	6,637,576
UMB Financial Corp.	175,700	11,768,386
Webster Financial Corp.	279,242	12,892,603
		98,039,454
Broadcasting, Publishing & Printing — 4.1%
Emmis Communications Corp. Cl. A(a)	437,800	8,567,746
Gray Television, Inc.	1,330,000	11,970,000
Lin TV Corp. Cl. A(b)	708,400	9,088,772
Saga Communications, Inc. Cl. A(b)	550,268	6,927,874
		36,554,392
Building Materials & Construction — 1.4%
Interline Brands, Inc.(b)	616,676	12,043,682
Chemicals — 5.4%
MacDermid, Inc.	435,500	12,194,000
Rockwood Holdings, Inc.(b)	434,500	8,720,415
Spartech Corp.	787,200	14,933,184
West Pharmaceutical Services, Inc.	487,000	11,678,260
		47,525,859
Commercial Services — 6.4%
ADVO, Inc.	480,000	11,856,000
FTI Consulting, Inc.(a) (b)	177,000	4,844,490
G&K Services, Inc. Cl. A	467,600	17,717,364

	Number of Shares	Market Value
Valassis Communications, Inc.(b)	365,500	$11,421,875
Wright Express Corp.(a) (b)	499,300	10,774,894
		56,614,623
Computer Integrated Systems Design — 0.7%
Ansoft Corp.(b)	200,700	6,422,400
Cosmetics & Personal Care — 0.5%
Revlon, Inc. Cl. A(b)	1,450,700	4,265,058
Electrical Equipment & Electronics — 8.6%
Baldor Electric Co.	541,100	13,148,730
Cognex Corp.	481,000	13,746,980
Entegris, Inc.(b)	1,815,492	17,719,202
Micrel, Inc.(b)	1,422,800	14,228,000
Teleflex, Inc.	254,600	16,851,974
		75,694,886
Energy — 8.4%
Headwaters, Inc.(a) (b)	363,600	11,577,024
Rowan Companies, Inc.	266,200	8,781,938
RPC, Inc.	575,500	15,803,230
Unit Corp.(a) (b)	282,100	14,782,040
W-H Energy Services, Inc.(b)	772,500	23,406,750
		74,350,982
Financial Services — 8.1%
Boston Private Financial Holdings, Inc.	233,500	6,759,825
Cbot Holdings Inc. Cl. A(a) (b)	800	85,200
Chittenden Corp.	364,250	10,479,473
Eaton Vance Corp.	1,094,600	27,244,594
Fidelity Bankshares, Inc.	385,950	10,883,790
Jefferies Group, Inc.	375,800	15,956,468
		71,409,350
Forest Products & Paper — 0.7%
Xerium Technologies, Inc.	583,700	6,099,665
Healthcare — 0.5%
CorVel Corp.(b)	187,144	4,113,425
Heavy Machinery — 1.0%
RBC Bearings, Inc.(b)	545,745	8,524,537
Home Construction, Furnishings & Appliances — 1.3%
Fossil, Inc.(a) (b)	706,972	11,071,182

	Number of Shares	Market Value
Household Products — 0.8%
Trex Company, Inc.(a) (b)	336,900	$6,997,413
Industrial – Diversified — 1.0%
Carlisle Companies, Inc.(a)	133,000	8,869,770
Insurance — 1.6%
HCC Insurance Holdings, Inc.	305,800	9,174,000
IPC Holdings Limited	192,100	5,057,993
		14,231,993
Machinery & Components — 8.4%
Actuant Corp. Cl. A	252,300	12,287,010
Brooks Automation, Inc.(b)	112,404	1,316,251
Global Power Equipment Group, Inc.(a) (b)	1,799,600	11,283,492
IDEX Corp.	322,800	12,918,456
Kaydon Corp.	464,900	13,737,795
Roper Industries, Inc.	599,200	22,589,840
		74,132,844
Medical Supplies — 3.6%
Coherent, Inc.(b)	673,317	19,936,916
II-VI, Inc.(b)	680,123	12,119,792
		32,056,708
Metals & Mining — 1.5%
Matthews International Corp. Cl. A	373,700	13,430,778
Pharmaceuticals — 1.7%
Charles River Laboratories International, Inc.(b)	106,100	4,642,936
Valeant Pharmaceuticals International(a)	618,200	10,608,312
		15,251,248
Prepackaged Software — 1.7%
Dendrite International, Inc.(b)	840,589	14,752,337
Restaurants — 2.9%
RARE Hospitality International, Inc.(b)	413,431	12,634,451
The Steak n Shake Co.(b)	713,100	13,135,302
		25,769,753
Retail — 1.4%
Coldwater Creek, Inc.(b)	461,100	12,445,089

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Transportation — 6.7%
C.H. Robinson Worldwide, Inc.	570,200	$20,105,252
Heartland Express, Inc.	451,235	8,911,891
Knight Transportation, Inc.	355,700	9,678,597
Landstar System, Inc.	522,100	20,111,292
		58,807,032
TOTAL EQUITIES (Cost $695,377,993)		837,115,300
	Principal Amount
SHORT-TERM INVESTMENTS — 8.5%
Cash Equivalents — 6.6%(c)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	$3,251,328	3,251,328
American Beacon Money Market Fund	1,162,552	1,162,552
Banc of America Bank Note 3.770% 11/28/2005	1,692,922	1,692,922
Banc of America Bank Note 3.770% 01/17/2006	949,928	949,928
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	2,083,596	2,083,596
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	2,517,973	2,517,973
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	1,302,248	1,302,248
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	1,285,007	1,285,007
BGI Institutional Money Market Fund	5,033,824	5,033,824
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	1,562,697	1,562,697
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	1,953,371	1,953,371
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	1,302,248	1,302,248
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	1,302,248	1,302,248
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	1,302,248	1,302,248

	Principal Amount	Market Value
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	$1,302,248	$1,302,248
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	1,302,248	1,302,248
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	1,384,704	1,384,704
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	1,302,248	1,302,248
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	1,302,248	1,302,248
Freddie Mac Discount Note 3.686% 11/02/2005	1,281,649	1,281,649
General Electric Capital Corp. 3.936% 11/08/2005	516,634	516,634
General Electric Capital Corp. 3.960% 12/05/2005	507,502	507,502
General Electric Capital Corp. 3.969% 11/16/2005	1,299,239	1,299,239
Goldman Sachs Financial Square Prime Obligations Money Market Fund	990,492	990,492
Harris Trust & Savings Bank 3.795% 11/04/2005	981,589	981,589
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	1,302,248	1,302,248
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	1,302,248	1,302,248
Merrimac Cash Fund, Premium Class	286,494	286,494
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	2,604,495	2,604,495
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	1,953,371	1,953,371
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	1,302,248	1,302,248
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	1,953,371	1,953,371

	Principal Amount	Market Value
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	$3,611,617	$3,611,617
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	651,124	651,124
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	1,562,697	1,562,697
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	1,302,248	1,302,248
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	1,953,371	1,953,371
		58,658,523
Repurchase Agreement — 1.9%
Investors Bank & Trust Company Repurchase Agreement, dated 10/31/2005, 2.75%, due 11/01/2005(d)	14,188,447	14,188,447
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(c) (e)	2,213,821	2,213,821
		16,402,268
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		75,060,791
TOTAL INVESTMENTS — 103.3% (Cost $770,438,784)(f)		912,176,091
Other Assets/ (Liabilities) — (3.3%)		(28,740,784)
NET ASSETS — 100.0%		$883,435,307

Notes to Portfolio of Investments

(a)  Denotes all or a portion of security on loan (Note 2).

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $14,189,531. Collateralized by a U.S. Government Agency obligations, with a rate of 3.521%, maturity date of 1/1/2034 and an aggregate market value, including accrued interest, of $14,897,869.

(e)  Maturity value of $2,214,073. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $2,258,097.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 97.6%
COMMON STOCK — 97.1%
Advertising — 0.6%
JC Decaux SA(a) (b)	92,950	$1,913,122
WPP Group PLC	203,350	2,009,244
		3,922,366
Aerospace & Defense — 4.3%
Boeing Co.	59,700	3,859,008
Empresa Brasileira de Aeronautica SA, ADR (Brazil)(b)	178,600	6,927,894
European Aeronautic Defense and Space Co.(b)	191,020	6,659,971
Lockheed Martin Corp.	48,300	2,925,048
Northrop Grumman Corp.	53,800	2,886,370
Raytheon Co.	108,200	3,997,990
		27,256,281
Apparel, Textiles & Shoes — 2.5%
Coach, Inc.(a)	107,800	3,469,004
The Gap, Inc.	98,200	1,696,896
Hennes & Mauritz AB Cl. B	318,000	10,378,916
		15,544,816
Automotive & Parts — 0.9%
Toyota Motor Corp.	124,730	5,819,007
Banking, Savings & Loans — 7.6%
Anglo Irish Bank Corp. PLC	190,240	2,612,128
Australia & New Zealand Banking Group Ltd.	85,500	1,517,755
Credit Saison Co., Ltd.	89,520	4,086,613
Credit Suisse Group	144,963	6,468,373
HSBC Holdings PLC	374,415	5,860,671
ICICI Bank, Ltd., Sponsored ADR	109,900	2,599,135
JPMorgan Chase & Co.	139,200	5,097,504
Northern Trust Corp.(b)	126,500	6,780,400
Resona Holdings, Inc.(a)	1,105	3,239,003
Royal Bank of Scotland Group PLC	340,920	9,493,721
		47,755,303
Beverages — 1.5%
Cia de Bebidas das Americas, ADR	104,500	3,709,750
Fomento Economico Mexicano SA de CV	534,800	3,610,214
Grupo Modelo SA-Cl. C	738,600	2,255,272
		9,575,236

	Number of Shares	Market Value
Broadcasting — 1.1%
Sirius Satellite Radio, Inc.(a) (b)	1,118,876	$6,981,786
Broadcasting, Publishing & Printing — 2.7%
Grupo Televisa SA Sponsored ADR (Mexico)	79,600	5,818,760
Pearson PLC	308,460	3,449,248
Singapore Press Holdings, Ltd.	1,096,800	2,909,728
Television Broadcasts, Ltd.	530,400	2,949,626
ZEE Telefilms Ltd.	490,702	1,527,934
		16,655,296
Commercial Services — 2.8%
Affymetrix, Inc.(a) (b)	70,100	3,184,643
eBay, Inc.(a)	208,300	8,248,680
JGC Corp.	91,600	1,513,246
Quest Diagnostics(b)	101,800	4,755,078
		17,701,647
Communications — 10.1%
France Telecom SA	169,480	4,436,445
KDDI Corp.	1,381	7,920,670
Qualcomm, Inc.	128,700	5,117,112
SK Telecom Co., Ltd. ADR (South Korea)(b)	287,300	5,806,333
Tandberg ASA(b)	262,900	2,595,933
Telefonaktiebolaget LM Ericsson Cl. B	5,226,700	17,244,925
Vodafone Group PLC	7,607,070	20,080,683
		63,202,101
Computer & Other Data Processing Service — 1.4%
SAP AG	37,903	6,525,550
Square Enix Co., Ltd.(b)	70,500	1,953,516
		8,479,066
Computer Integrated Systems Design — 1.1%
Cadence Design Systems, Inc.(a) (b)	166,100	2,654,278
Juniper Networks, Inc.(a)	80,500	1,878,065
Sun Microsystems, Inc.(a)	648,300	2,593,200
		7,125,543
Computers & Information — 2.3%
Canon, Inc.	39,300	2,089,842
Cisco Systems, Inc.(a)	207,100	3,613,895
International Business Machines Corp.	61,900	5,068,372

	Number of Shares	Market Value
International Game Technology(b)	138,900	$3,679,461
		14,451,570
Cosmetics & Personal Care — 2.9%
The Procter & Gamble Co.	63,665	3,564,603
Reckitt Benckiser PLC	381,556	11,597,311
Shiseido Co., Ltd.	178,800	2,877,442
		18,039,356
Electric Utilities — 0.3%
Energias de Portugal SA	649,500	1,850,421
Electrical Equipment & Electronics — 9.0%
Advanced Micro Devices, Inc.(a)	435,200	10,105,344
Altera Corp.(a)	162,800	2,710,620
Cree, Inc.(a) (b)	126,000	3,029,040
Emerson Electric Co.	57,500	3,999,125
Fanuc Ltd.	22,600	1,775,303
International Rectifier Corp.(a)	74,900	2,216,291
Keyence Corp.	12,400	2,881,772
Koninklijke Philips Electronics NV	269,900	7,099,426
Murata Manufacturing Co., Ltd.	92,010	4,639,916
Nidec Corp.-W/I	14,500	807,329
Samsung Electronics Co., Ltd.	11,825	6,327,713
Silicon Laboratories, Inc.(a) (b)	29,500	949,015
Sony Corp.	191,000	6,259,036
Taiwan Semiconductor Manufacturing Co., Ltd.	2,225,992	3,481,659
		56,281,589
Energy — 7.7%
BP PLC, Sponsored ADR (United Kingdom)	92,200	6,122,080
Burlington Resources, Inc.	80,100	5,784,822
ChevronTexaco Corp.	76,300	4,354,441
Fortum Oyj	137,100	2,442,468
GlobalSantaFe Corp.	138,600	6,174,630
Hong Kong & China Gas	1,492,300	3,082,821
Husky Energy, Inc.(b)	182,600	8,482,165
Neste Oil Oyj(a)	19,525	609,864
Total SA	12,130	3,075,882
Transocean, Inc.(a)	146,600	8,428,034
		48,557,207

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Financial Services — 4.9%
3i Group PLC	203,664	$2,748,394
American Express Co.	107,300	5,340,321
Berkshire Hathaway, Inc. Cl. B(a)	1,340	3,772,100
Citigroup, Inc.	37,900	1,735,062
Investor AB - Cl. B(b)	144,839	2,149,733
Macquarie Airports	832,677	1,885,331
Morgan Stanley	127,300	6,926,393
Societe Generale Cl. A	52,780	6,068,266
		30,625,600
Food Retailers — 0.6%
Starbucks Corp.(a)	125,200	3,540,656
Foods — 1.1%
Cadbury Schweppes PLC	683,597	6,767,399
Healthcare — 0.7%
Express Scripts, Inc.(a) (b)	60,900	4,592,469
Heavy Construction — 1.1%
Technip SA	129,720	7,112,508
Heavy Machinery — 0.1%
Nidec Corp.	15,000	882,232
Household Products — 1.3%
Corning, Inc.(a)	411,300	8,263,017
Industrial – Diversified — 2.2%
3M Co.	64,900	4,931,102
Hutchison Whampoa, Ltd.	263,440	2,500,277
Siemens AG	85,268	6,385,682
		13,817,061
Information Retrieval Services — 0.2%
Yahoo! Japan Corp.	1,220	1,307,107
Insurance — 3.7%
ACE Ltd.	89,500	4,662,950
Allianz AG	49,269	7,007,419
Everest Re Group, Ltd.	23,500	2,337,075
Manulife Financial Corp.(b)	60,700	3,180,251
Prudential PLC	553,658	4,672,846
XL Capital Ltd. Cl. A	25,600	1,639,936
		23,500,477
Medical Supplies — 3.1%
Biomet, Inc.	64,500	2,246,535
Boston Scientific Corp.(a)	126,700	3,182,704
Cie Generale d'Optique Essilor International SA	28,870	2,392,801
Hoya Corp.	158,900	5,549,462
Medtronic, Inc.	27,200	1,541,152
Smith & Nephew PLC	493,012	4,195,922
		19,108,576

	Number of Shares	Market Value
Miscellaneous — 1.1%
LVMH Moet Hennessy Louis Vuitton SA(b)	87,350	$7,122,185
Pharmaceuticals — 9.5%
Amgen, Inc.(a) (b)	85,100	6,447,176
Amylin Pharmaceuticals, Inc.(a) (b)	28,500	957,600
Chugai Pharmaceutical Co., Ltd.	141,800	3,130,215
Genentech, Inc.(a)	39,700	3,596,820
Genzyme Corp.(a)	46,100	3,333,030
Gilead Sciences, Inc.(a)	130,500	6,166,125
Nektar Therapeutics(a) (b)	44,000	662,640
Novartis AG	74,876	4,055,698
Pfizer, Inc.	123,100	2,676,194
Roche Holding AG	57,835	8,700,494
Sanofi-Aventis	128,990	10,400,578
Shionogi & Co., Ltd.	347,800	4,249,591
Takeda Pharmaceutical Co., Ltd.	27,240	1,495,502
Theravance, Inc.(a)	27,600	598,092
Wyeth	66,200	2,949,872
		59,419,627
Prepackaged Software — 3.5%
Adobe Systems, Inc.	114,800	3,702,300
Intuit, Inc.(a)	98,300	4,514,919
Microsoft Corp.	345,700	8,884,490
Novell, Inc.(a)	492,600	3,753,612
Trend Micro, Inc.	42,900	1,350,485
		22,205,806
Retail — 1.1%
Amazon.Com, Inc.(a) (b)	52,700	2,101,676
Dixons Group PLC	1,078,600	2,763,808
Tiffany & Co.	43,800	1,725,720
		6,591,204
Retail – General — 0.9%
GUS PLC	144,820	2,172,171
Inditex SA	112,600	3,355,170
		5,527,341
Telephone Utilities — 0.6%
Tele Norte Leste Participacoes SA	231,000	4,022,982
Tobacco — 0.3%
Altria Group, Inc.	24,700	1,853,735
Toys, Games — 0.3%
Nintendo Co., Ltd.	14,100	1,577,418

	Number of Shares	Market Value
Transportation — 2.0%
Carnival Corp.	111,900	$5,558,073
Hyundai Heavy Industries Co., Ltd.	56,800	3,718,853
The Peninsular and Oriental Steam Navigation Co.	456,990	3,285,120
		12,562,046
TOTAL COMMON STOCK (Cost $577,844,247)		609,598,037
PREFERRED STOCK — 0.5%
Automotive & Parts
Porsche AG	4,234	3,073,027
TOTAL PREFERRED STOCK (Cost $2,697,880)		3,073,027
TOTAL EQUITIES (Cost $580,542,127)		612,671,064
	Principal Amount
SHORT-TERM INVESTMENTS — 13.9%
Cash Equivalents — 11.1%(c)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	$3,829,477	3,829,477
American Beacon Money Market Fund	1,369,277	1,369,277
Banc of America Bank Note 3.770% 11/28/2005	1,993,956	1,993,956
Banc of America Bank Note 3.770% 01/17/2006	1,118,843	1,118,843
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	2,454,099	2,454,099
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	2,965,717	2,965,717
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	1,533,812	1,533,812
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	1,513,505	1,513,505
BGI Institutional Money Market Fund	5,928,934	5,928,934

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	$1,840,574	$1,840,574
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	2,300,718	2,300,718
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	1,533,812	1,533,812
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	1,533,812	1,533,812
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	1,533,812	1,533,812
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	1,533,812	1,533,812
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	1,533,812	1,533,812
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	1,630,931	1,630,931
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	1,533,812	1,533,812
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	1,533,812	1,533,812
Freddie Mac Discount Note 3.686% 11/02/2005	1,509,551	1,509,551
General Electric Capital Corp. 3.936% 11/08/2005	608,502	608,502
General Electric Capital Corp. 3.960% 12/05/2005	597,745	597,745
General Electric Capital Corp. 3.969% 11/16/2005	1,530,269	1,530,269
Goldman Sachs Financial Square Prime Obligations Money Market Fund	1,166,620	1,166,620
Harris Trust & Savings Bank 3.795% 11/04/2005	1,156,134	1,156,134
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	1,533,812	1,533,812

	Principal Amount	Market Value
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	$1,533,812	$1,533,812
Merrimac Cash Fund, Premium Class	337,439	337,439
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	3,067,624	3,067,624
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	2,300,718	2,300,718
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	1,533,812	1,533,812
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	2,300,718	2,300,718
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	4,253,830	4,253,830
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	766,906	766,906
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	1,840,574	1,840,574
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	1,533,812	1,533,812
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	2,300,718	2,300,718
		69,089,123
Repurchase Agreement — 2.8%
Investors Bank & Trust Company Repurchase Agreement, dated 10/31/05,, 2.75%, due 11/01/2005(d)	15,562,320	15,562,320
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(c) (e)	2,607,480	2,607,480
		18,167,800

Market Value
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)	$87,258,923
TOTAL INVESTMENTS — 111.5% (Cost $667,801,050)(f)	699,929,987
Other Assets/ (Liabilities) — (11.5%)	(72,329,267)
NET ASSETS — 100.0%	$627,600,720

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $15,563,508. Collateralized by U.S. Government Agency obligations with a rate of 4.57%, maturity date of 11/15/2032, and an aggregate market value, including accrued interest, of $16,340,435.

(e)  Maturity value of $2,607,777. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $2,659,630.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

Country Weightings Over 10% (% of Net Assets) on 10/31/05
% of Fund
United States	37.0%
United Kingdom	13.6%
Japan	10.4%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

October 31, 2005

	Number of Shares	Market Value
EQUITIES — 97.4%
COMMON STOCK — 93.0%
Air Transportation — 0.9%
Easy Jet PLC(a)	1,518,654	$8,051,479
Apparel, Textiles & Shoes — 2.3%
Hennes & Mauritz AB Cl. B	402,300	13,130,308
Next PLC	197,060	4,677,568
Puma AG Rudolf Dassler Sport	17,327	4,417,967
		22,225,843
Automotive & Parts — 3.2%
Continental AG	199,450	15,351,623
Honda Motor Co., Ltd.	83,582	4,664,776
Toyota Motor Corp.	222,600	10,384,919
		30,401,318
Banking, Savings & Loans — 9.9%
ABN AMRO Holding NV	68,500	1,630,717
Anglo Irish Bank Corp. PLC	14,630	200,880
Anglo Irish Bank Corp. PLC	1,195,999	16,302,740
Bayerische Hypo-und Vereinsbank AG(a)	86,687	2,432,524
Commerzbank AG(b)	190,635	5,023,185
Credit Suisse Group	153,545	6,839,300
ICICI Bank, Ltd., Sponsored ADR	414,775	9,809,429
Joyo Bank Ltd.	1,310,000	8,828,284
Mitsubishi Tokyo Financial Group, Inc.	1,592	20,172,162
National Australia Bank	114,302	2,843,021
Royal Bank of Scotland Group PLC	542,249	15,100,202
UniCredito Italiano SpA	844,400	4,748,185
		93,930,629
Beverages — 1.9%
Foster's Group Ltd.	540,134	2,358,990
Heineken NV	144,300	4,602,123
Pernod-Ricard SA(b)	61,620	10,846,043
		17,807,156
Broadcasting, Publishing & Printing — 3.8%
British Sky Broadcasting Group PLC	159,603	1,449,306
Gestevision Telecinco SA(a)	101,588	2,268,720
Grupo Televisa SA Sponsored ADR (Mexico)	113,700	8,311,470
Mediaset SpA	516,400	5,710,629

	Number of Shares	Market Value
Publishing & Broadcasting(b)	213,698	$2,601,872
Societe Television Francaise 1	140,070	3,616,272
Sogecable SA(a) (b)	52,600	2,011,830
Vivendi Universal SA	194,370	6,150,366
ZEE Telefilms Ltd.	1,382,602	4,314,088
		36,434,553
Building Materials & Construction — 0.6%
Sika AG(a)	7,847	5,626,355
Chemicals — 1.4%
Filtrona PLC	848,250	4,072,137
Nufarm Ltd.	568,168	4,559,657
Syngenta AG	40,995	4,425,066
		13,056,860
Commercial Services — 3.8%
ABB Ltd.(a)	1,031,033	8,013,848
Boskalis Westminster	56,225	2,812,807
BTG PLC(a)	1,801,226	6,542,686
Bunzl PLC	626,186	6,295,285
Leighton Holdings Ltd.	325,520	3,741,315
Prosegur, Compania de Seguridad SA	234,949	5,779,398
Randstad Holdings NV	61,056	2,354,464
		35,539,803
Communications — 7.0%
KDDI Corp.	1,837	10,536,039
Nokia Oyj	273,000	4,613,096
SK Telecom Co., Ltd. ADR (South Korea)(b)	103,556	2,092,867
Tandberg ASA(b)	1,104,500	10,906,080
Telefonaktiebolaget LM Ericsson Cl. B	5,987,700	19,755,761
Vodafone Group PLC	6,863,205	18,117,073
		66,020,916
Computer & Other Data Processing Service — 1.1%
Autonomy Corp. PLC(a)	782,293	4,384,022
Business Objects SA(a) (b)	91,990	3,174,309
Square Enix Co., Ltd.(b)	104,000	2,888,744
		10,447,075
Computer Related Services — 1.1%
Infosys Technologies Ltd.	181,509	10,174,667
Computers & Information — 1.8%
Canon, Inc.	201,300	10,704,459
Logitech International SA(a)	161,400	6,215,328
		16,919,787

	Number of Shares	Market Value
Consumer Services — 1.0%
Capita Group PLC	1,416,400	$9,829,974
Cosmetics & Personal Care — 0.7%
L'Oreal SA(b)	94,080	6,962,043
Electrical Equipment & Electronics — 5.7%
ASM International NV(a) (b)	338,400	4,493,952
Benq Corp.	8,328,000	7,642,817
Electrocomponents PLC	225,270	914,608
Keyence Corp.	31,190	7,248,586
Koninklijke Philips Electronics NV	174,900	4,600,554
Nippon Electric Glass Co., Ltd.	550,000	10,575,529
Omron Corp.	182,021	4,316,443
Samsung Electronics Co., Ltd.	8,050	4,307,661
Sony Corp.	118,500	3,883,224
Ushio, Inc.	313,000	5,853,390
		53,836,764
Energy — 4.4%
BG Group PLC	738,630	6,519,168
BP PLC, Sponsored ADR (United Kingdom)	180,000	11,952,000
Fortum Oyj	323,900	5,770,352
Neste Oil Oyj(a) (b)	80,975	2,529,258
Total SA	59,930	15,196,835
		41,967,613
Entertainment & Leisure — 1.0%
News Corp., Inc., CDI	125,097	1,879,834
UBI Soft Entertainment SA(a) (b)	45,068	2,093,266
William Hill PLC	623,780	5,932,171
		9,905,271
Financial Services — 5.9%
3i Group PLC	650,551	8,780,198
Collins Stewart Holdings PLC	1,487,551	15,871,154
Housing Development Finance Corp.	219,900	4,731,797
Marschollek Lautenschlaeger und Partner AG(b)	116,519	2,269,938
Mediobanca SpA(b)	276,600	4,932,298
Societe Generale Cl. A	82,230	9,454,215
UBS AG Registered	82,154	7,022,169
United Internet AG Registered	71,338	2,321,111
		55,382,880

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Food Retailers — 0.2%
Morrison (WM) Supermarkets	568,470	$1,654,978
Foods — 1.7%
Cadbury Schweppes PLC	485,760	4,808,874
Carrefour SA	34,270	1,533,821
Nestle SA	17,698	5,304,488
Royal Numico NV(a)	44,283	1,805,017
Unilever PLC	274,730	2,801,571
		16,253,771
Healthcare/Drugs — 0.3%
Astellas Pharma, Inc.	90,170	3,239,994
Heavy Construction — 2.4%
Technip SA(b)	341,850	18,743,532
Vinci SA	54,310	4,271,727
		23,015,259
Heavy Machinery — 1.8%
Neomax Co., Ltd.(b)	299,140	9,119,663
Nidec Corp.	135,800	7,987,143
		17,106,806
Household Products — 0.6%
SEB SA	49,116	5,275,174
Industrial – Diversified — 0.9%
Siemens AG	108,741	8,143,565
Information Retrieval Services — 0.3%
Yahoo! Japan Corp.	2,968	3,158,001
Insurance — 2.0%
Alleanza Assicurazioni SpA	333,800	3,881,229
Allianz AG	54,440	7,742,879
AMP Ltd.	1,352,474	7,433,004
Ceres Group, Inc.(a) (c)	27,000	175,500
		19,232,612
Manufacturing — 1.5%
Aalberts Industries NV	297,554	14,575,798
Medical Supplies — 9.1%
Art Advanced Research Tech	2,653,076	1,560,300
Art Advanced Research Technologies, Inc.(a)	1,832,027	1,077,433
Art Advanced Research Technologies, Inc.(a)	383,000	225,246
Cie Generale d'Optique Essilor International SA	95,420	7,908,592
Hoya Corp.	249,600	8,815,947
Luxottica Group SpA(b)	453,600	11,050,820
NeuroSearch A/S(a) (b)	192,395	5,229,507
Nicox SA(a)	1,155,130	5,423,654

	Number of Shares	Market Value
Novogen Ltd.(a) (b)	5,270,400	$19,544,809
Ortivus AB, A Shares(a)	228,600	895,004
Ortivus AB, B Shares(a)	666,410	2,743,534
SkyePharma PLC(a)	2,715,610	1,816,660
Synthes, Inc.	46,393	4,944,285
Terumo Corp.	231,600	7,059,447
William Demant Holding(a) (b)	174,000	7,934,775
		86,230,013
Metals & Mining — 1.9%
Impala Platinum Holdings Ltd.	93,400	10,208,368
Rio Tinto PLC	211,499	8,125,582
		18,333,950
Pharmaceuticals — 5.2%
AstraZeneca PLC	33,470	1,510,917
GlaxoSmithKline PLC	115,993	3,035,207
H. Lundbeck AS(b)	81,900	1,928,099
Marshall Edwards, Inc.(a)	1,745,300	11,100,381
Roche Holding AG	44,079	6,631,089
Sanofi-Aventis	141,243	11,388,549
Schering AG	29,779	1,852,744
Shionogi & Co., Ltd.	166,000	2,028,269
Takeda Pharmaceutical Co., Ltd.	129,400	7,150,118
Teva Pharmaceutical Sponsored ADR (Israel)(b)	73,300	2,794,196
		49,419,569
Real Estate — 2.8%
Daito Trust Construction Co. Ltd.	129,812	6,445,764
Solidere-144A GDR (Lebanon)(a) (d)	724,387	9,692,298
Sumitomo Realty & Development Co., Ltd.	606,000	9,917,829
		26,055,891
Retail — 2.2%
Compagnie Financiere Richemont AG, A Units	138,397	5,303,392
Dixons Group PLC	364,481	933,947
GS Home Shopping, Inc.	89,902	9,525,490
The Swatch Group AG Cl. B	17,217	2,403,053
Woolworths Ltd.	212,947	2,617,305
		20,783,187
Retail – General — 0.8%
GUS PLC	243,530	3,653,161
Inditex SA	118,000	3,516,234
		7,169,395

	Number of Shares	Market Value
Toys, Games — 0.3%
Nintendo Co., Ltd.	20,900	$2,357,409
Transportation — 1.5%
Carnival Corp.	134,700	6,690,549
Hyundai Heavy Industries Co., Ltd.	78,919	5,174,665
Tsakos Energy Navigation Ltd.	63,694	2,186,615
		14,051,829
TOTAL COMMON STOCK (Cost $686,928,890)		880,578,187
PREFERRED STOCK — 4.4%
Aerospace & Defense — 1.9%
Embraer - Empresa Brasileira de Aeronautica SA	1,872,519	17,951,695
Automotive & Parts — 0.5%
Porsche AG	6,789	4,927,440
Insurance — 0.7%
Ceres Group, Inc, Preference Callable(a) (c)	900,000	5,850,000
Ceres Group, Inc., Preference(a) (c)	66,772	434,018
		6,284,018
Metals & Mining — 1.3%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	338,900	12,505,410
TOTAL PREFERRED STOCK (Cost $21,299,864)		41,668,563
TOTAL EQUITIES (Cost $708,228,754)		922,246,750
RIGHTS — 0.0%
Financial Services
Skypharma PLC-Rts N/P(a)	543,122	67,685
TOTAL RIGHTS (Cost $0)		67,685
WARRANTS — 0.0%
Insurance
Ceres Group, Inc. Warrants, Series C-1(a) (c)	30,048	-

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Ceres Group, Inc. Warrants, Series D(a) (c)	2,700	$-
		-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG TERM INVESTMENTS (Cost $708,228,754)		922,314,435
	Principal Amount
SHORT-TERM INVESTMENTS — 10.6%
Cash Equivalents — 8.2%(e)
ABN Amro Bank NV Eurodollar Time Deposit 4.000% 11/30/2005	$4,313,432	4,313,432
American Beacon Money Market Fund	1,542,323	1,542,323
Banc of America Bank Note 3.770% 11/28/2005	2,245,947	2,245,947
Banc of America Bank Note 3.770% 01/17/2006	1,260,240	1,260,240
Bank of Montreal Eurodollar Time Deposit 3.790% 11/01/2005	2,764,243	2,764,243
Bank of Nova Scotia Eurodollar Time Deposit 3.750% 11/01/2005	3,340,517	3,340,517
Barclays Eurodollar Time Deposit 3.800% 11/04/2005	1,727,652	1,727,652
Barclays Eurodollar Time Deposit 3.891% 01/17/2006	1,704,779	1,704,779
BGI Institutional Money Market Fund	6,678,219	6,678,219
BNP Paribas Eurodollar Time Deposit 3.830% 11/02/2005	2,073,182	2,073,182
BNP Paribas Eurodollar Time Deposit 4.000% 11/10/2005	2,591,478	2,591,478
BNP Paribas Eurodollar Time Deposit 4.010% 12/13/2005	1,727,652	1,727,652

	Principal Amount	Market Value
Calyon Eurodollar Time Deposit 4.000% 12/05/2005	$1,727,652	$1,727,652
Calyon Eurodollar Time Deposit 4.000% 12/08/2005	1,727,652	1,727,652
Citigroup Eurodollar Time Deposit 3.870% 12/21/2005	1,727,652	1,727,652
Deutsche Bank Eurodollar Time Deposit 3.800% 11/02/2005	1,727,652	1,727,652
Federal Home Loan Bank Discount Note 3.693% 11/04/2005	1,837,044	1,837,044
Fortis Bank Eurodollar Time Deposit 3.850% 11/03/2005	1,727,652	1,727,652
Fortis Bank Eurodollar Time Deposit 4.010% 11/28/2005	1,727,652	1,727,652
Freddie Mac Discount Note 3.686% 11/02/2005	1,700,325	1,700,325
General Electric Capital Corp. 3.936% 11/08/2005	685,403	685,403
General Electric Capital Corp. 3.960% 12/05/2005	673,287	673,287
General Electric Capital Corp. 3.969% 11/16/2005	1,723,661	1,723,661
Goldman Sachs Financial Square Prime Obligations Money Market Fund	1,314,055	1,314,055
Harris Trust & Savings Bank 3.795% 11/04/2005	1,302,244	1,302,244
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750% 11/01/2005	1,727,652	1,727,652
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.840% 11/07/2005	1,727,652	1,727,652
Merrimac Cash Fund, Premium Class	380,083	380,083
Morgan Stanley Dean Witter & Co. 4.143% 01/13/2006	3,455,303	3,455,303

	Principal Amount	Market Value
Royal Bank of Canada Eurodollar Time Deposit 3.865% 12/19/2005	$2,591,478	$2,591,478
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit (SEB) 4.010% 11/28/2005	1,727,652	1,727,652
Societe Generale Eurodollar Time Deposit 4.063% 11/01/2005	2,591,478	2,591,478
Svenska Handlesbanken Eurodollar Time Deposit 4.031% 11/01/2005	4,791,422	4,791,422
UBS AG Eurodollar Time Deposit 3.800% 11/03/2005	863,826	863,826
UBS AG Eurodollar Time Deposit 4.020% 12/01/2005	2,073,182	2,073,182
Wells Fargo Eurodollar Time Deposit 3.960% 11/14/2005	1,727,652	1,727,652
Wells Fargo Eurodollar Time Deposit 4.000% 11/10/2005	2,591,478	2,591,478
		77,820,453
Repurchase Agreement — 2.4%
Investors Bank & Trust Company Repurchase Agreement, dated 10/31/2005, 2.75%, due 11/01/2005(f)	19,866,898	19,866,898
Goldman Sachs Group, Inc. Repurchase Agreement, dated 10/31/2005, 4.103% 11/01/2005(e) (g)	2,937,008	2,937,008
		22,803,906
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		100,624,359
TOTAL INVESTMENTS — 108.0% (Cost $808,853,113)(h)		1,022,938,794
Other Assets/ (Liabilities) — (8.0%)		(76,007,084)
NET ASSETS — 100.0%		$946,931,710

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR - American Depository Receipt

GDR - Global Depository Receipt.

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan (Note 2).

(c)  This security is valued in good faith under procedures established by the board of trustees.

(d)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $9,692,298 or 1.0% of net assets.

(e)  Represents investments of security lending collateral. (Note 2).

(f)  Maturity value of $19,868,416. Collateralized by U.S. Government Agency obligation with a rate of 4.330%, maturity date of 3/25/2033, and an aggregate market value, including accrued interest, of $20,860,243.

(g)    Maturity value of $2,937,343. Collateralized by corporate bonds with rates of 0.00% - 6.375%, maturity dates of 08/07/2008 - 10/15/2035, and an aggregate market value, including accrued interest of $2,995,748.

(h)  See Note 6 for aggregate cost for Federal tax purposes.

Country Weightings Over 10% (% of Net Assets) on 10/31/05
% of Fund
Japan	17.7%
United Kingdom	16.6%
France	11.8%

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements

Statement of Assets and Liabilities

October 31, 2005

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund
Assets:
Investments, at value (Note 2)(a)	$-	$329,131,658	$238,701,791	$1,655,321,666
Short-term investments, at value (Note 2)(b)	437,870,951	211,631,114	2,613,398	482,917,132
Total Investments(c)	437,870,951	540,762,772	241,315,189	2,138,238,798
Cash	21,191	59,585	-	98,814
Net receivable for open swap contracts (Note 2)	-	57,303	-	187,204
Receivables from:
Investments sold	-	165,552	-	1,122,838
Open forward foreign currency contracts (Note 2)	-	-	-	-
Investment adviser (Note 3)	-	1,489	-	-
Fund shares sold	20,066,705	558,995	15,267	1,283,094
Interest and dividends	313	4,089,002	1,451,219	17,015,516
Variation margin on open futures contracts (Note 2)	-	-	-	7,656
Foreign taxes withheld	-	-	-	-
Total assets	457,959,160	545,694,698	242,781,675	2,157,953,920
Liabilities:
Payables for:
Investments purchased	-	-	-	400,068
Written options outstanding, at value (premium $10,988) (Note 2)	-	-	-	-
Dividends (Note 2)	108	-	-	-
Fund shares repurchased	13,353,599	4,841,308	142,424	5,676,445
Securities on loan (Note 2)	-	26,010,550	-	323,125,403
Settlement of investments purchased on a when issued basis (Note 2)	-	27,271,793	-	158,387,914
Open swap agreements, at value	-	36,006	-	-
Directors' fees and expenses (Note 3)	17,797	11,888	1,053	48,422
Affiliates (Note 3):
Investment management fees	146,212	172,234	97,737	690,974
Administration fees	47,398	81,635	17,296	196,945
Service fees	19,910	14,052	3,188	52,144
Distribution fees	-	22	24	291
Due to custodian (foreign currency, at value)(d)	-	-	-	-
Accrued expenses and other liabilities	34,651	31,959	24,715	181,744
Total liabilities	13,619,675	58,471,447	286,437	488,760,350
Net assets	$444,339,485	$487,223,251	$242,495,238	$1,669,193,570
Net assets consist of:
Paid-in capital	$444,352,463	$483,722,636	$239,126,679	$1,635,750,442
Undistributed net investment income (distributions in excess of net investment income)	(5,430)	16,126,301	10,457,066	60,647,561
Accumulated net realized gain (loss) on investments	(7,548)	(6,946,197)	(551,923)	(13,179,912)
Net unrealized depreciation on investments	-	(5,679,489)	(6,536,584)	(14,024,521)
	$444,339,485	$487,223,251	$242,495,238	$1,669,193,570
(a) Cost of investments	$-	$334,750,428	$245,238,375	$1,668,882,045
(b) Cost of short-term investments:	$437,870,951	$211,631,114	$2,613,398	$482,917,132
(c) Securities on loan with market value of:	$-	$25,486,857	$-	$314,839,655
(d) Cost of foreign currency:	$-	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund
Assets:
Investments, at value (Note 2)(a)	$342,241,517	$235,137,548	$89,754,085
Short-term investments, at value (Note 2)(b)	20,879,114	44,790,724	18,104,880
Total Investments(c)	363,120,631	279,928,272	107,858,965
Cash	48,916	181,754	5,860
Net receivable for open swap contracts (Note 2)	10,739	-	-
Receivables from:
Investments sold	1,263	5,514,502	-
Open forward foreign currency contracts (Note 2)	-	537,628	-
Investment adviser (Note 3)	-	25,644	-
Fund shares sold	110,747	296,426	56,959
Interest and dividends	3,543,105	3,180,974	1,863,447
Variation margin on open futures contracts (Note 2)	619	205,265	-
Foreign taxes withheld	-	820	-
Total assets	366,836,020	289,871,285	109,785,231
Liabilities:
Payables for:
Investments purchased	494,819	1,231,084	1,299,520
Written options outstanding, at value (premium $10,988) (Note 2)	-	11,493	-
Dividends (Note 2)	-	-	-
Fund shares repurchased	173,168	1,122,683	22,601
Securities on loan (Note 2)	-	11,855,936	13,328,688
Settlement of investments purchased on a when issued basis (Note 2)	19,258,964	17,163,443	-
Open swap agreements, at value	25,204	256,629	-
Directors' fees and expenses (Note 3)	4,582	460	159
Affiliates (Note 3):
Investment management fees	149,196	120,674	59,560
Administration fees	58,197	73,121	15,154
Service fees	8,430	639	1,052
Distribution fees	263	21	23
Due to custodian (foreign currency, at value)(d)	-	152,565	-
Accrued expenses and other liabilities	30,400	39,639	42,279
Total liabilities	20,203,223	32,028,387	14,769,036
Net assets	$346,632,797	$257,842,898	$95,016,195
Net assets consist of:
Paid-in capital	$342,496,045	$256,674,191	$89,685,251
Undistributed net investment income (distributions in excess of net investment income)	11,481,156	6,528,825	5,313,871
Accumulated net realized gain (loss) on investments	(1,426,251)	(1,053,360)	393,225
Net unrealized depreciation on investments	(5,918,153)	(4,306,758)	(376,152)
	$346,632,797	$257,842,898	$95,016,195
(a) Cost of investments	$348,055,209	$239,903,552	$90,130,237
(b) Cost of short-term investments:	$20,879,114	$44,790,724	$18,104,880
(c) Securities on loan with market value of:	$-	$11,509,605	$13,014,418
(d) Cost of foreign currency:	$-	$244,284	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

October 31, 2005

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund
Class A shares:
Net assets	$90,341,923	$64,617,112	$15,982,890	$239,708,403
Shares outstanding	90,342,158	6,331,027	1,520,386	22,034,360
Net asset value and redemption price per share	$1.00	$10.21	$10.51	$10.88
Offering price per share (100/[100-maximum sales charge] of net asset value)	$-	$10.58	$11.03	$11.42
Class L shares:
Net assets	$63,461,843	$196,941,647	$4,977,176	$385,683,517
Shares outstanding	63,462,322	19,254,996	470,002	35,217,296
Net asset value, offering price and redemption price per share	$1.00	$10.23	$10.59	$10.95
Class Y shares:
Net assets	$76,383,576	$68,286,677	$79,985,012	$214,159,481
Shares outstanding	76,383,360	6,647,651	7,535,942	19,490,170
Net asset value, offering price and redemption price per share	$1.00	$10.27	$10.61	$10.99
Class S shares:
Net assets	$214,152,143	$157,274,621	$141,437,639	$828,274,686
Shares outstanding	214,151,648	15,216,800	13,303,087	74,994,527
Net asset value, offering price and redemption price per share	$1.00	$10.34	$10.63	$11.04
Class N shares:
Net assets	$-	$103,194	$112,521	$1,367,483
Shares outstanding	-	10,152	10,661	127,088
Net asset value, offering price and redemption price per share	$-	$10.16	$10.55	$10.76

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund
Class A shares:
Net assets	$38,218,144	$4,895,508	$5,659,689
Shares outstanding	3,553,778	488,312	531,889
Net asset value and redemption price per share	$10.75	$10.03	$10.64
Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.29	$10.53	$11.29
Class L shares:
Net assets	$138,848,125	$241,273,182	$369,444
Shares outstanding	12,969,098	24,004,444	34,640
Net asset value, offering price and redemption price per share	$10.71	$10.05	$10.67
Class Y shares:
Net assets	$10,328,634	$11,472,822	$64,234,567
Shares outstanding	959,934	1,140,627	6,017,825
Net asset value, offering price and redemption price per share	$10.76	$10.06	$10.67
Class S shares:
Net assets	$157,992,884	$100,756	$24,643,712
Shares outstanding	14,640,148	10,010	2,308,772
Net asset value, offering price and redemption price per share	$10.79	$10.07	$10.67
Class N shares:
Net assets	$1,245,010	$100,630	$108,783
Shares outstanding	116,929	10,053	10,246
Net asset value, offering price and redemption price per share	$10.65	$10.01	$10.62

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

October 31, 2005

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Value Fund II
Assets:
Investments, at value (Note 2)(a)	$221,775,017	$531,300,580	$82,415,350	$181,487,768
Short-term investments, at value (Note 2)(b)	42,465,695	51,627,451	8,807,407	16,032,776
Total Investments(c)	264,240,712	582,928,031	91,222,757	197,520,544
Cash	2,782	1,456	469	-
Net receivable for open swap contracts (Note 2)	8,793	-	-	-
Receivables from:
Investments sold	10,735,051	4,707,338	6,254,412	14,087,326
Investment adviser (Note 3)	-	-	5,435	-
Fund shares sold	154,479	60,952	2,165,946	-
Interest and dividends	933,082	479,564	119,971	298,108
Variation margin on open futures contracts (Note 2)	234	-	-	-
Foreign taxes withheld	-	-	-	-
Total assets	276,075,133	588,177,341	99,768,990	211,905,978
Liabilities:
Payables for:
Investments purchased	10,891,721	4,284,054	8,709,475	13,709,444
Fund shares repurchased	227,494	1,403,326	36,188	407,508
Securities on loan (Note 2)	16,447,589	47,517,979	8,463,306	16,032,776
Settlement of investments purchased on a when issued basis (Note 2)	4,105,919	-	-	-
Directors' fees and expenses (Note 3)	10,567	34,517	110	355
Affiliates (Note 3):
Investment management fees	100,773	226,694	31,799	81,122
Administration fees	21,052	54,995	10,523	14,547
Service fees	1,763	3,352	281	1,095
Distribution fees	88	38	23	40
Due to custodian	-	-	-	153,399
Accrued expenses and other liabilities	37,353	48,505	43,798	32,099
Total liabilities	31,844,319	53,573,460	17,295,503	30,432,385
Net assets	$244,230,814	$534,603,881	$82,473,487	$181,473,593
Net assets consist of:
Paid-in capital	$264,157,135	$543,043,828	$73,766,702	$143,409,821
Undistributed net investment income	4,981,557	6,937,077	928,757	2,865,242
Accumulated net realized gain (loss) on investments	(28,230,659)	(88,258,814)	5,516,018	26,751,336
Net unrealized appreciation on investments	3,322,781	72,881,790	2,262,010	8,447,194
	$244,230,814	$534,603,881	$82,473,487	$181,473,593
(a) Cost of investments	$218,435,936	$458,418,790	$80,153,340	$173,040,574
(b) Cost of short-term investments:	$42,465,695	$51,627,451	$8,807,407	$16,032,776
(c) Securities on loan with market value of:	$15,938,905	$45,871,023	$8,206,940	$15,522,848

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund
Assets:
Investments, at value (Note 2)(a)	$32,838,396	$332,325,961	$791,156,556
Short-term investments, at value (Note 2)(b)	1,562,729	15,816,825	72,818,023
Total Investments(c)	34,401,125	348,142,786	863,974,579
Cash	82	1,081	3,051
Net receivable for open swap contracts (Note 2)	-	-	-
Receivables from:
Investments sold	2,198,309	1,385,512	30,392,844
Investment adviser (Note 3)	7,876	39,638	57,457
Fund shares sold	1,297	335,381	512,826
Interest and dividends	37,272	364,842	269,057
Variation margin on open futures contracts (Note 2)	-	-	-
Foreign taxes withheld	-	331	1,359
Total assets	36,645,961	350,269,571	895,211,173
Liabilities:
Payables for:
Investments purchased	2,236,275	589,060	28,056,281
Fund shares repurchased	22	263,443	770,104
Securities on loan (Note 2)	1,487,559	15,690,945	52,031,424
Settlement of investments purchased on a when issued basis (Note 2)	-	-	-
Directors' fees and expenses (Note 3)	61	618	1,356
Affiliates (Note 3):
Investment management fees	13,800	183,028	436,528
Administration fees	3,357	48,513	118,299
Service fees	94	956	60,906
Distribution fees	23	21	89
Due to custodian	-	-	-
Accrued expenses and other liabilities	41,090	30,453	37,035
Total liabilities	3,782,281	16,807,037	81,512,022
Net assets	$32,863,680	$333,462,534	$813,699,151
Net assets consist of:
Paid-in capital	$40,522,812	$327,835,877	$807,144,350
Undistributed net investment income	307,543	3,191,083	1,788,923
Accumulated net realized gain (loss) on investments	(8,856,917)	(2,933,280)	(15,413,405)
Net unrealized appreciation on investments	890,242	5,368,854	20,179,283
	$32,863,680	$333,462,534	$813,699,151
(a) Cost of investments	$31,948,154	$326,957,095	$770,983,494
(b) Cost of short-term investments:	$1,562,729	$15,816,825	$72,818,023
(c) Securities on loan with market value of:	$1,431,390	$15,209,822	$50,331,118

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

October 31, 2005

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Value Fund II
Class A shares:
Net assets	$7,837,749	$15,932,430	$1,509,194	$4,986,534
Shares outstanding	829,500	947,360	123,736	441,772
Net asset value and redemption price per share	$9.45	$16.82	$12.20	$11.29
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.03	$17.85	$12.94	$11.98
Class L shares:
Net assets	$2,118,668	$121,376,975	$2,191,757	$20,364,385
Shares outstanding	221,758	7,199,888	179,587	1,800,315
Net asset value, offering price and redemption price per share	$9.55	$16.86	$12.20	$11.31
Class Y shares:
Net assets	$1,922,646	$3,147,418	$78,549,577	$1,359,159
Shares outstanding	195,031	186,525	6,419,393	120,010
Net asset value, offering price and redemption price per share	$9.86	$16.87	$12.24	$11.33
Class S shares:
Net assets	$231,935,369	$393,965,078	$111,857	$154,572,515
Shares outstanding	24,189,474	23,328,478	9,133	13,636,532
Net asset value, offering price and redemption price per share	$9.59	$16.89	$12.25	$11.34
Class N shares:
Net assets	$416,382	$181,980	$111,102	$191,000
Shares outstanding	44,434	10,847	9,133	16,962
Net asset value, offering price and redemption price per share	$9.37	$16.78	$12.16	$11.26

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund
Class A shares:
Net assets	$343,564	$4,562,453	$294,065,344
Shares outstanding	31,811	449,676	29,236,366
Net asset value and redemption price per share	$10.80	$10.15	$10.06
Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.46	$10.77	$10.67
Class L shares:
Net assets	$720,114	$99,449,584	$10,104,203
Shares outstanding	66,550	9,783,109	1,003,498
Net asset value, offering price and redemption price per share	$10.82	$10.17	$10.07
Class Y shares:
Net assets	$31,582,446	$101,834	$23,855,556
Shares outstanding	2,915,449	10,010	2,368,225
Net asset value, offering price and redemption price per share	$10.83	$10.17	$10.07
Class S shares:
Net assets	$109,196	$229,247,420	$485,248,291
Shares outstanding	10,060	22,489,824	48,094,095
Net asset value, offering price and redemption price per share	$10.85	$10.19	$10.09
Class N shares:
Net assets	$108,360	$101,243	$425,757
Shares outstanding	10,060	10,010	42,466
Net asset value, offering price and redemption price per share	$10.77	$10.11	$10.03

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

October 31, 2005

	MassMutual Premier Core Growth Fund	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Small Capitalization Value Fund
Assets:
Investments, at value (Note 2)(a)	$84,903,337	$33,805,830	$101,548,090
Short-term investments, at value (Note 2)(b)	16,919,649	2,189,344	16,431,062
Total Investments(c)	101,822,986	35,995,174	117,979,152
Cash	1,516	168	554
Foreign currency, at value(d)	-	-	-
Receivables from:
Investments sold	226,472	2,777,910	-
Investment adviser (Note 3)	3,465	3,294	3,749
Fund shares sold	80,680	106,208	43,457
Interest and dividends	30,566	16,310	61,438
Foreign taxes withheld	-	-	-
Total assets	102,165,685	38,899,064	118,088,350
Liabilities:
Payables for:
Investments purchased	733,081	3,081,954	106,732
Fund shares repurchased	25,069	5,000	249,270
Securities on loan (Note 2)	16,120,388	1,866,250	11,414,398
Directors' fees and expenses (Note 3)	151	50	204
Affiliates (Note 3):
Investment management fees	39,258	14,155	63,138
Administration fees	11,278	1,875	11,161
Service fees	47	64	588
Distribution fees	23	23	22
Accrued expenses and other liabilities	40,371	43,682	43,385
Total liabilities	16,969,666	5,013,053	11,888,898
Net assets	$85,196,019	$33,886,011	$106,199,452
Net assets consist of:
Paid-in capital	$130,020,624	$37,529,098	$82,569,325
Undistributed net investment income (distributions in excess of net investment income)	359,541	88,787	-
Accumulated net realized gain (loss) on investments	(57,004,837)	(4,866,695)	3,479,742
Net unrealized appreciation on investments	11,820,691	1,134,821	20,150,385
	$85,196,019	$33,886,011	$106,199,452
(a) Cost of investments	$73,082,646	$32,671,009	$81,397,705
(b) Cost of short-term investments:	$16,919,649	$2,189,344	$16,431,062
(c) Securities on loan with market value of:	$15,648,281	$1,806,666	$10,915,666
(d) Cost of foreign currency:	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund
Assets:
Investments, at value (Note 2)(a)	$837,115,300	$612,671,064	$922,314,435
Short-term investments, at value (Note 2)(b)	75,060,791	87,258,923	100,624,359
Total Investments(c)	912,176,091	699,929,987	1,022,938,794
Cash	5,890	9,931	12,653
Foreign currency, at value(d)	-	84,924	58,332
Receivables from:
Investments sold	34,396,114	849,009	3,270,232
Investment adviser (Note 3)	-	74,957	13,689
Fund shares sold	608,331	1,084,591	3,534,738
Interest and dividends	602,207	378,702	749,829
Foreign taxes withheld	-	1,703	92,096
Total assets	947,788,633	702,413,804	1,030,670,363
Liabilities:
Payables for:
Investments purchased	932,796	1,967,215	-
Fund shares repurchased	1,796,800	535,718	1,979,941
Securities on loan (Note 2)	60,872,344	71,696,603	80,757,461
Directors' fees and expenses (Note 3)	17,164	1,050	26,556
Affiliates (Note 3):
Investment management fees	438,471	418,326	678,025
Administration fees	158,852	132,124	155,065
Service fees	87,358	1,259	11,784
Distribution fees	29	61	39
Accrued expenses and other liabilities	49,512	60,728	129,782
Total liabilities	64,353,326	74,813,084	83,738,653
Net assets	$883,435,307	$627,600,720	$946,931,710
Net assets consist of:
Paid-in capital	$672,576,093	$593,172,326	$1,022,217,523
Undistributed net investment income (distributions in excess of net investment income)	(15,383)	3,155,785	1,413,570
Accumulated net realized gain (loss) on investments	69,137,290	(860,215)	(290,751,680)
Net unrealized appreciation on investments	141,737,307	32,132,824	214,052,297
	$883,435,307	$627,600,720	$946,931,710
(a) Cost of investments	$695,377,993	$580,542,127	$708,228,754
(b) Cost of short-term investments:	$75,060,791	$87,258,923	$100,624,359
(c) Securities on loan with market value of:	$58,135,677	$68,146,437	$76,530,588
(d) Cost of foreign currency:	$-	$85,075	$58,189

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

October 31, 2005

	MassMutual Premier Core Growth Fund	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Small Capitalization Value Fund
Class A shares:
Net assets	$115,767	$225,603	$2,723,654
Shares outstanding	12,777	27,374	185,157
Net asset value and redemption price per share	$9.06	$8.24	$14.71
Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.61	$8.74	$15.61
Class L shares:
Net assets	$108,321	$108,065	$1,726,487
Shares outstanding	11,931	13,085	117,067
Net asset value, offering price and redemption price per share	$9.08	$8.26	$14.75
Class Y shares:
Net assets	$108,458	$33,336,486	$641,302
Shares outstanding	11,931	4,029,480	43,412
Net asset value, offering price and redemption price per share	$9.09	$8.27	$14.77
Class S shares:
Net assets	$84,755,647	$108,299	$101,002,314
Shares outstanding	9,316,064	13,085	6,833,915
Net asset value, offering price and redemption price per share	$9.10	$8.28	$14.78
Class N shares:
Net assets	$107,826	$107,558	$105,695
Shares outstanding	11,931	13,085	7,207
Net asset value, offering price and redemption price per share	$9.04	$8.22	$14.67

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund
Class A shares:
Net assets	$411,467,296	$6,538,989	$55,808,789
Shares outstanding	24,429,568	618,176	4,807,105
Net asset value and redemption price per share	$16.84	$10.58	$11.61
Offering price per share (100/[100-maximum sales charge] of net asset value)	$17.87	$11.23	$12.32
Class L shares:
Net assets	$88,801,821	$245,413,363	$223,254,607
Shares outstanding	5,257,599	23,150,027	19,096,873
Net asset value, offering price and redemption price per share	$16.89	$10.60	$11.69
Class Y shares:
Net assets	$14,667,340	$3,099,244	$59,210,996
Shares outstanding	867,551	292,119	5,019,776
Net asset value, offering price and redemption price per share	$16.91	$10.61	$11.80
Class S shares:
Net assets	$368,359,182	$372,258,189	$608,471,421
Shares outstanding	21,766,411	35,042,896	51,468,927
Net asset value, offering price and redemption price per share	$16.92	$10.62	$11.82
Class N shares:
Net assets	$139,668	$290,935	$185,897
Shares outstanding	8,319	27,539	16,171
Net asset value, offering price and redemption price per share	$16.79	$10.56	$11.50

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Operations

For the Year Ended October 31, 2005

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund
Investment income (Note 2):
Dividends(a)	$-	$-	$-	$-
Interest(b)	13,885,974	18,995,601	12,408,024	76,079,187
Total investment income	13,885,974	18,995,601	12,408,024	76,079,187
Expenses (Note 3):
Investment management fees (Note 3)	1,732,023	1,856,621	1,008,644	7,989,258
Custody fees	43,923	49,671	15,670	175,178
Trustee reporting	-	-	-	-
Audit and legal fees	41,658	23,914	18,320	24,568
Proxy fees	495	495	495	495
Shareholder reporting fees	17,230	14,863	6,442	52,004
Directors' fees (Note 3)	30,057	26,678	13,918	87,108
	1,865,386	1,972,242	1,063,489	8,328,611
Administration fees (Note 3):
Class A	310,464	196,659	29,729	674,684
Class L	204,456	617,181	12,206	1,114,398
Class Y	185,127	104,685	106,372	297,616
Class S	177,999	174,636	35,037	692,695
Class N	-	381	380	4,763
Distribution fees (Note 3):
Class N	-	258	287	3,353
Service fees (Note 3):
Class A	237,649	154,169	26,468	594,971
Class N	-	258	287	3,353
Miscellaneous fees	-	-	-	664
Total expenses	2,981,081	3,220,469	1,274,255	11,715,108
Expenses waived (Note 3)	(17,566)	(17,671)	-	-
Class A Administration fees waived (Note 3)	(171,107)	(43,168)	-	(190,432)
Class L Administration fees waived (Note 3)	(112,682)	(135,471)	-	(312,724)
Class N Administration fees waived (Note 3)	-	(72)	-	(1,073)
Net expenses	2,679,726	3,024,087	1,274,255	11,210,879
Net investment income	11,206,248	15,971,514	11,133,769	64,868,308
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	-	(780,224)	345,783	1,925,261
Closed futures contracts	-	-	-	37,601
Written options	-	-	-	-
Closed swap contracts	-	(6,503)	-	(18,811)
Foreign currency transactions	-	-	-	-
Net realized gain (loss)	-	(786,727)	345,783	1,944,051
Net change in unrealized appreciation (depreciation) on:
Investments	-	(9,846,829)	(7,104,198)	(51,951,435)
Open futures contracts	-	(52,715)	-	(467,971)
Written options	-	-	-	-
Open swap contracts	-	3,370	-	3,829
Translation of assets and liabilities in foreign currencies	-	(11,374)	-	-
Net unrealized loss	-	(9,907,548)	(7,104,198)	(52,415,577)
Net realized and unrealized loss	-	(10,694,275)	(6,758,415)	(50,471,526)
Net increase in net assets resulting from operations	$11,206,248	$5,277,239	$4,375,354	$14,396,782
(a) Net of withholding tax of:	$-	$-	$-	$-
(b) Including securities lending income of:	$-	$101,960	$-	$278,489

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund
Investment income (Note 2):
Dividends(a)	$3,748	$127,271	$-
Interest(b)	14,228,411	10,372,297	6,900,690
Total investment income	14,232,159	10,499,568	6,900,690
Expenses (Note 3):
Investment management fees (Note 3)	1,525,490	1,135,191	428,822
Custody fees	46,550	134,071	9,128
Trustee reporting	-	2,650	7,681
Audit and legal fees	22,580	23,534	22,200
Proxy fees	495	537	495
Shareholder reporting fees	9,500	16,752	3,178
Directors' fees (Note 3)	18,517	10,017	7,731
	1,623,132	1,322,752	479,235
Administration fees (Note 3):
Class A	120,366	3,593	6,494
Class L	493,530	675,878	623
Class Y	19,377	12,135	136,085
Class S	217,560	117	19,552
Class N	3,833	326	433
Distribution fees (Note 3):
Class N	2,303	209	275
Service fees (Note 3):
Class A	82,217	2,642	4,715
Class N	2,303	209	275
Miscellaneous fees	-	-	-
Total expenses	2,564,621	2,017,861	647,687
Expenses waived (Note 3)	(24,418)	(186,107)	(2,636)
Class A Administration fees waived (Note 3)	(49,330)	-	-
Class L Administration fees waived (Note 3)	(196,887)	-	-
Class N Administration fees waived (Note 3)	(1,382)	-	-
Net expenses	2,292,604	1,831,754	645,051
Net investment income	11,939,555	8,667,814	6,255,639
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	516,109	(3,069,576)	786,454
Closed futures contracts	15,978	(145,721)	-
Written options	-	(107,889)	-
Closed swap contracts	(11,024)	40,792	-
Foreign currency transactions	(28)	376,240	-
Net realized gain (loss)	521,035	(2,906,154)	786,454
Net change in unrealized appreciation (depreciation) on:
Investments	(9,687,938)	(4,766,004)	(3,844,418)
Open futures contracts	(77,754)	124,700	-
Written options	-	(505)	-
Open swap contracts	(26,707)	(256,632)	-
Translation of assets and liabilities in foreign currencies	-	591,683	-
Net unrealized loss	(9,792,399)	(4,306,758)	(3,844,418)
Net realized and unrealized loss	(9,271,364)	(7,212,912)	(3,057,964)
Net increase in net assets resulting from operations	$2,668,191	$1,454,902	$3,197,675
(a) Net of withholding tax of:	$1,235	$5,907	$-
(b) Including securities lending income of:	$-	$57,138	$66,238

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Operations

For the Year Ended October 31, 2005

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Value Fund II
Investment income (Note 2):
Dividends(a)	$3,497,742	$13,997,989	$1,555,790	$4,969,656
Interest(b)	4,540,637	103,662	21,976	40,016
Total investment income	8,038,379	14,101,651	1,577,766	5,009,672
Expenses (Note 3):
Investment management fees (Note 3)	1,272,682	2,847,877	299,164	949,104
Custody fees	60,155	52,877	21,130	40,293
Trustee reporting	-	3,752	7,681	-
Audit and legal fees	33,404	23,081	21,176	16,120
Proxy fees	885	875	875	875
Shareholder reporting fees	7,962	21,724	1,905	6,242
Directors' fees (Note 3)	17,449	30,510	6,332	13,557
	1,392,537	2,980,696	358,263	1,026,191
Administration fees (Note 3):
Class A	31,070	42,719	2,180	15,593
Class L	9,909	346,790	6,210	61,728
Class Y	5,195	5,439	90,181	2,181
Class S	218,985	280,861	64	95,468
Class N	1,932	702	401	695
Distribution fees (Note 3):
Class N	1,057	467	272	472
Service fees (Note 3):
Class A	19,575	33,818	1,767	12,636
Class N	1,057	467	272	472
Miscellaneous fees	-	-	-	2,650
Total expenses	1,681,317	3,691,959	459,610	1,218,086
Expenses waived (Note 3)	(31,812)	-	(40,252)	(19,944)
Net expenses	1,649,505	3,691,959	419,358	1,198,142
Net investment income	6,388,874	10,409,692	1,158,408	3,811,530
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	19,349,273	62,358,972	6,065,601	26,686,073
Closed futures contracts	(134,031)	-	-	-
Closed swap contracts	(1,736)	-	-	-
Foreign currency transactions	-	(3,261)	(1)	(1)
Net realized gain (loss)	19,213,506	62,355,711	6,065,600	26,686,072
Net change in unrealized appreciation (depreciation) on:
Investments	(8,403,740)	58,534,719	(1,077,051)	(7,762,567)
Open futures contracts	(16,850)	-	-	-
Open swap contracts	550	-	-	-
Translation of assets and liabilities in foreign currencies	-	-	-	-
Net unrealized gain (loss)	(8,420,040)	58,534,719	(1,077,051)	(7,762,567)
Net realized and unrealized gain	10,793,466	120,890,430	4,988,549	18,923,505
Net increase in net assets resulting from operations	$17,182,340	$131,300,122	$6,146,957	$22,735,035
(a) Net of withholding tax of:	$-	$54,378	$2	$6
(b) Including securities lending income of:	$21,942	$24,830	$9,774	$32,122

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund
Investment income (Note 2):
Dividends(a)	$696,585	$5,075,275	$6,518,028
Interest(b)	7,041	59,917	513,869
Total investment income	703,626	5,135,192	7,031,897
Expenses (Note 3):
Investment management fees (Note 3)	163,865	1,796,725	3,967,959
Custody fees	24,674	80,171	76,616
Trustee reporting	7,681	-	2,650
Audit and legal fees	21,568	23,309	25,482
Proxy fees	875	917	917
Shareholder reporting fees	1,282	15,922	23,902
Directors' fees (Note 3)	5,267	13,969	29,314
	225,212	1,931,013	4,126,840
Administration fees (Note 3):
Class A	651	5,456	629,425
Class L	1,467	254,263	10,172
Class Y	36,937	133	8,195
Class S	74	211,720	391,453
Class N	337	298	1,190
Distribution fees (Note 3):
Class N	267	207	850
Service fees (Note 3):
Class A	611	4,400	524,521
Class N	267	207	850
Miscellaneous fees	-	2,650	-
Total expenses	265,823	2,410,347	5,693,496
Expenses waived (Note 3)	(37,233)	(469,115)	(544,616)
Net expenses	228,590	1,941,232	5,148,880
Net investment income	475,036	3,193,960	1,883,017
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,059,236	(2,933,280)	(15,413,405)
Closed futures contracts	-	-	-
Closed swap contracts	-	-	-
Foreign currency transactions	-	(2,877)	(94,094)
Net realized gain (loss)	3,059,236	(2,936,157)	(15,507,499)
Net change in unrealized appreciation (depreciation) on:
Investments	(647,566)	5,368,866	20,173,062
Open futures contracts	-	-	-
Open swap contracts	-	-	-
Translation of assets and liabilities in foreign currencies	-	(12)	6,221
Net unrealized gain (loss)	(647,566)	5,368,854	20,179,283
Net realized and unrealized gain	2,411,670	2,432,697	4,671,784
Net increase in net assets resulting from operations	$2,886,706	$5,626,657	$6,554,801
(a) Net of withholding tax of:	$-	$4,240	$81,698
(b) Including securities lending income of:	$1,995	$22,638	$47,264

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Operations

For the Year Ended October 31, 2005

	MassMutual Premier Core Growth Fund	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Small Capitalization Value Fund
Investment income (Note 2):
Dividends(a)	$1,287,192	$387,676	$760,998
Interest(b)	43,775	8,352	96,796
Total investment income	1,330,967	396,028	857,794
Expenses (Note 3):
Investment management fees (Note 3)	444,432	134,610	765,083
Custody fees	7,352	16,235	12,816
Trustee reporting	7,680	7,681	7,680
Audit and legal fees	21,583	21,167	21,592
Proxy fees	875	875	875
Shareholder reporting fees	3,164	943	4,381
Directors' fees (Note 3)	7,580	4,836	9,134
	492,666	186,347	821,561
Administration fees (Note 3):
Class A	380	354	4,614
Class L	372	227	2,457
Class Y	216	17,028	842
Class S	126,290	15	122,398
Class N	423	279	403
Distribution fees (Note 3):
Class N	260	264	276
Service fees (Note 3):
Class A	266	413	3,662
Class N	260	264	276
Total expenses	621,133	205,191	956,489
Expenses waived (Note 3)	(13,568)	(17,958)	(18,224)
Net expenses	607,565	187,233	938,265
Net investment income (loss)	723,402	208,795	(80,471)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,561,976	1,463,051	3,803,918
Foreign currency transactions	-	-	-
Net realized gain (loss)	3,561,976	1,463,051	3,803,918
Net change in unrealized appreciation (depreciation) on:
Investments	2,559,115	407,631	2,596,232
Translation of assets and liabilities in foreign currencies	-	-	-
Net unrealized gain	2,559,115	407,631	2,596,232
Net realized and unrealized gain	6,121,091	1,870,682	6,400,150
Net increase in net assets resulting from operations	$6,844,493	$2,079,477	$6,319,679
(a) Net of withholding tax of:	$6,102	$11	$23
(b) Including securities lending income of:	$13,922	$2,908	$15,465

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund
Investment income (Note 2):
Dividends(a)	$7,393,157	$7,730,110	$16,052,225
Interest(b)	740,913	454,094	90,227
Total investment income	8,134,070	8,184,204	16,142,452
Expenses (Note 3):
Investment management fees (Note 3)	5,506,538	3,780,682	7,573,649
Custody fees	84,922	316,421	926,289
Trustee reporting	-	2,650	-
Audit and legal fees	23,974	25,273	60,195
Proxy fees	875	917	917
Shareholder reporting fees	36,995	20,508	25,398
Directors' fees (Note 3)	50,600	22,826	47,742
	5,703,904	4,169,277	8,634,190
Administration fees (Note 3):
Class A	1,341,838	6,845	160,992
Class L	257,761	662,628	663,918
Class Y	27,778	1,160	94,221
Class S	385,259	514,512	802,810
Class N	556	936	646
Distribution fees (Note 3):
Class N	350	570	437
Service fees (Note 3):
Class A	1,129,113	4,754	126,090
Class N	350	570	437
Total expenses	8,846,909	5,361,252	10,483,741
Expenses waived (Note 3)	(74,892)	(682,606)	(147,407)
Net expenses	8,772,017	4,678,646	10,336,334
Net investment income (loss)	(637,947)	3,505,558	5,806,118
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	71,282,898	(402,096)	62,711,894
Foreign currency transactions	-	(807,892)	(1,985,411)
Net realized gain (loss)	71,282,898	(1,209,988)	60,726,483
Net change in unrealized appreciation (depreciation) on:
Investments	70,362,093	32,128,937	95,538,005
Translation of assets and liabilities in foreign currencies	-	3,887	(32,023)
Net unrealized gain	70,362,093	32,132,824	95,505,982
Net realized and unrealized gain	141,644,991	30,922,836	156,232,465
Net increase in net assets resulting from operations	$141,007,044	$34,428,394	$162,038,583
(a) Net of withholding tax of:	$-	$570,481	$1,279,270
(b) Including securities lending income of:	$90,043	$232,805	$445,658

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Money Market Fund		MassMutual Premier Short-Duration Bond Fund
	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2005	Year Ended October 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$11,206,248	$2,516,067	$15,971,514	$11,605,595
Net realized gain (loss) on investment transactions	-	27,516	(786,727)	5,367,874
Net change in unrealized appreciation (depreciation) on investments	-	-	(9,907,548)	(5,853,500)
Net increase in net assets resulting from operations	11,206,248	2,543,583	5,277,239	11,119,969
Distributions to shareholders (Note 2):
From net investment income:
Class A	(1,973,723)	(232,769)	(2,063,357)	-
Class L	(1,454,713)	(274,458)	(7,468,882)	-
Class Y	(2,309,369)	(534,807)	(1,883,818)	-
Class S	(5,468,443)	(1,474,033)	(5,043,737)	-
Class N	-	-	(3,343)	-
Total distributions from net investment income	(11,206,248)	(2,516,067)	(16,463,137)	-
From net realized gains:
Class A	-	(4,422)	(182,675)	-
Class L	-	(3,641)	(622,059)	-
Class Y	-	(4,754)	(153,857)	-
Class S	-	(14,869)	(405,191)	-
Class N	-	-	(328)	-
Total distributions from net realized gains	-	(27,686)	(1,364,110)	-
Net fund share transactions (Note 5):
Class A	7,903,612	3,471,023	6,763,676	15,209,996
Class L	2,117,245	5,945,076	6,541,419	7,698,974
Class Y	(47,000,945)	33,022,168	19,961,701	(7,149,346)
Class S	(41,683,722)	(13,439,052)	32,193,103	(2,275,723)
Class N	-	-	150	-
Increase (decrease) in net assets from net fund share transactions	(78,663,810)	28,999,215	65,460,049	13,483,901
Total increase (decrease) in net assets	(78,663,810)	28,999,045	52,910,041	24,603,870
Net assets:
Beginning of year	523,003,295	494,004,250	434,313,210	409,709,340
End of year	$444,339,485	$523,003,295	$487,223,251	$434,313,210
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the year	$(5,430)	$(12,982)	$16,126,301	$12,590,169

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Inflation-Protected Bond Fund		MassMutual Premier Core Bond Fund
	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2005	Year Ended October 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$11,133,769	$3,270,740	$64,868,308	$46,720,443
Net realized gain (loss) on investment transactions	345,783	150,049	1,944,051	18,369,220
Net change in unrealized appreciation (depreciation) on investments	(7,104,198)	567,614	(52,415,577)	(2,921,689)
Net increase in net assets resulting from operations	4,375,354	3,988,403	14,396,782	62,167,974
Distributions to shareholders (Note 2):
From net investment income:
Class A	(174,865)	-	(1,454,243)	(7,137,125)
Class L	(113,478)	-	(2,861,146)	(13,457,864)
Class Y	(1,876,983)	-	(1,389,657)	(6,801,026)
Class S	(2,678,619)	-	(5,701,581)	(26,572,914)
Class N	(2,204)	-	(7,198)	(31,786)
Total distributions from net investment income	(4,846,149)	-	(11,413,825)	(54,000,715)
From net realized gains:
Class A	(5,668)	-	-	(2,023,061)
Class L	(3,570)	-	-	(3,591,968)
Class Y	(58,782)	-	-	(1,746,369)
Class S	(81,936)	-	-	(6,859,616)
Class N	(93)	-	-	(10,118)
Total distributions from net realized gains	(150,049)	-	-	(14,231,132)
Net fund share transactions (Note 5):
Class A	11,566,292	4,288,970	12,630,289	23,668,287
Class L	2,908,599	1,997,697	(20,154,604)	59,699,996
Class Y	13,034,697	65,281,112	13,084,809	47,467,206
Class S	57,992,898	71,427,293	45,765,779	(32,761,106)
Class N	6,321	100,000	264,614	(105,205)
Increase (decrease) in net assets from net fund share transactions	85,508,807	143,095,072	51,590,887	97,969,178
Total increase (decrease) in net assets	84,887,963	147,083,475	54,573,844	91,905,305
Net assets:
Beginning of year	157,607,275	10,523,800	1,614,619,726	1,522,714,421
End of year	$242,495,238	$157,607,275	$1,669,193,570	$1,614,619,726
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the year	$10,457,066	$3,270,740	$60,647,561	$(2,993,963)

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Changes in Net Assets

	MassMutual Premier Diversified Bond Fund		MassMutual Premier Strategic Income Fund
	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$11,939,555	$6,893,860	$8,667,814
Net realized gain (loss) on investment transactions	521,035	1,635,884	(2,906,154)
Net change in unrealized appreciation (depreciation) on investments	(9,792,399)	994,848	(4,306,758)
Net increase in net assets resulting from operations	2,668,191	9,524,592	1,454,902
Distributions to shareholders (Note 2):
From net investment income:
Class A	(819,778)	-	-
Class L	(4,316,558)	-	-
Class Y	(294,427)	-	-
Class S	(4,007,994)	-	-
Class N	(3,717)	-	-
Total distributions from net investment income	(9,442,474)	-	-
From net realized gains:
Class A	(118,105)	-	-
Class L	(587,610)	-	-
Class Y	(39,763)	-	-
Class S	(534,382)	-	-
Class N	(603)	-	-
Total distributions from net realized gains	(1,280,463)	-	-
Net fund share transactions (Note 5):
Class A	12,926,846	12,860,762	4,889,180
Class L	25,400,525	48,583,054	240,022,083
Class Y	3,354,752	(58,267)	11,276,099
Class S	57,239,440	25,396,901	100,100
Class N	1,123,260	12,090	100,534
Increase in net assets from net fund share transactions	100,044,823	86,794,540	256,387,996
Total increase in net assets	91,990,077	96,319,132	257,842,898
Net assets:
Beginning of year	254,642,720	158,323,588	-
End of year	$346,632,797	$254,642,720	$257,842,898
Undistributed net investment income included in net assets at end of the year	$11,481,156	$7,365,669	$6,528,825

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier High Yield Fund		MassMutual Premier Balanced Fund
	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2005	Year Ended October 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,255,639	$5,257,842	$6,388,874	$4,625,088
Net realized gain (loss) on investment transactions	786,454	1,682,611	19,213,506	16,736,500
Net change in unrealized appreciation (depreciation) on investments	(3,844,418)	403,337	(8,420,040)	(12,136,858)
Net increase in net assets resulting from operations	3,197,675	7,343,790	17,182,340	9,224,730
Distributions to shareholders (Note 2):
From net investment income:
Class A	(1,708)	-	(149,248)	-
Class L	(1,163)	-	(54,831)	-
Class Y	(905,860)	(5,305,714)	(48,112)	-
Class S	(40,304)	-	(6,332,386)	-
Class N	(1,023)	-	(5,345)	-
Total distributions from net investment income	(950,058)	(5,305,714)	(6,589,922)	-
From net realized gains:
Class A	-	-	-	-
Class L	-	-	-	-
Class Y	-	-	-	-
Class S	-	-	-	-
Class N	-	-	-	-
Total distributions from net realized gains	-	-	-	-
Net fund share transactions (Note 5):
Class A	5,626,559	-	(6,949)	58,780
Class L	364,196	-	(763,725)	288,711
Class Y	(16,303,214)	26,311,220	(245,056)	(116,861)
Class S	24,073,704	-	(40,504,796)	(24,161,048)
Class N	106,408	-	(149,274)	7,406
Increase in net assets from net fund share transactions	13,867,653	26,311,220	(41,669,800)	(23,923,012)
Total increase in net assets	16,115,270	28,349,296	(31,077,382)	(14,698,282)
Net assets:
Beginning of year	78,900,925	50,551,629	275,308,196	290,006,478
End of year	$95,016,195	$78,900,925	$244,230,814	$275,308,196
Undistributed net investment income included in net assets at end of the year	$5,313,871	$8,440	$4,981,557	$4,793,076

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Value Fund		MassMutual Premier Enhanced Index Value Fund
	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2005	Year Ended October 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$10,409,692	$864,009	$1,158,408	$590,395
Net realized gain on investment transactions	62,355,711	3,881,588	6,065,600	3,301,806
Net change in unrealized appreciation (depreciation) on investments	58,534,719	3,834,793	(1,077,051)	657,066
Net increase in net assets resulting from operations	131,300,122	8,580,390	6,146,957	4,549,267
Distributions to shareholders (Note 2):
From net investment income:
Class A	(61,451)	-	(399)	-
Class L	(714,566)	(1,583,025)	(9,786)	-
Class Y	(18,288)	-	(198,677)	(953,740)
Class S	(2,645,547)	-	(479)	-
Class N	(775)	-	(336)	-
Total distributions from net investment income	(3,440,627)	(1,583,025)	(209,677)	(953,740)
From net realized gains:
Class A	-	-	(567)	-
Class L	-	-	(11,699)	-
Class Y	-	-	(240,233)	(875,669)
Class S	-	-	(558)	-
Class N	-	-	(558)	-
Total distributions from net realized gains	-	-	(253,615)	(875,669)
Net fund share transactions (Note 5):
Class A	15,265,556	-	1,458,252	-
Class L	(49,352,700)	(4,579,133)	2,045,042	-
Class Y	2,957,793	-	34,606,002	7,418,490
Class S	366,980,494	-	100,101	-
Class N	168,865	-	100,101	-
Increase (decrease) in net assets from net fund share transactions	336,020,008	(4,579,133)	38,309,498	7,418,490
Total increase (decrease) in net assets	463,879,503	2,418,232	43,993,163	10,138,348
Net assets:
Beginning of year	70,724,378	68,306,146	38,480,324	28,341,976
End of year	$534,603,881	$70,724,378	$82,473,487	$38,480,324
Undistributed net investment income included in net assets at end of the year	$6,937,077	$4,723	$928,757	$5,026

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Enhanced Index Value Fund II		MassMutual Premier Enhanced Index Core Equity Fund
	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2005	Year Ended October 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,811,530	$111,014	$475,036	$311,316
Net realized gain on investment transactions	26,686,072	761,478	3,059,236	2,473,760
Net change in unrealized appreciation (depreciation) on investments	(7,762,567)	1,600,970	(647,566)	(256,379)
Net increase in net assets resulting from operations	22,735,035	2,473,462	2,886,706	2,528,697
Distributions to shareholders (Note 2):
From net investment income:
Class A	(20,199)	-	(468)	-
Class L	(91,195)	-	(512)	-
Class Y	(6,469)	-	(161,651)	(529,651)
Class S	(860,250)	-	(547)	-
Class N	(614)	-	(416)	-
Total distributions from net investment income	(978,727)	-	(163,594)	(529,651)
From net realized gains:
Class A	(19,469)	-	-	-
Class L	(78,638)	-	-	-
Class Y	(5,251)	-	-	-
Class S	(670,701)	-	-	-
Class N	(730)	-	-	-
Total distributions from net realized gains	(774,789)	-	-	-
Net fund share transactions (Note 5):
Class A	(39,370)	4,443,367	330,783	-
Class L	(109,015)	18,100,042	685,157	-
Class Y	(5,440)	1,202,402	(1,092,421)	615,798
Class S	(21,766,359)	156,024,750	99,608	-
Class N	(21,600)	189,835	100,100	-
Increase (decrease) in net assets from net fund share transactions	(21,941,784)	179,960,396	123,227	615,798
Total increase (decrease) in net assets	(960,265)	182,433,858	2,846,339	2,614,844
Net assets:
Beginning of year	182,433,858	-	30,017,341	27,402,497
End of year	$181,473,593	$182,433,858	$32,863,680	$30,017,341
Undistributed net investment income included in net assets at end of the year	$2,865,242	$111,014	$307,543	$248

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Core Growth Fund
	Year Ended October 31, 2005	Year Ended October 31, 2005	Year Ended October 31, 2005	Year Ended October 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,193,960	$1,883,017	$723,402	$261,560
Net realized gain (loss) on investment transactions	(2,936,157)	(15,507,499)	3,561,976	3,618,535
Net change in unrealized appreciation (depreciation) on investments	5,368,854	20,179,283	2,559,115	2,505,083
Net increase in net assets resulting from operations	5,626,657	6,554,801	6,844,493	6,385,178
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	(390)	-
Class L	-	-	(433)	-
Class Y	-	-	(458)	-
Class S	-	-	(362,242)	(637,101)
Class N	-	-	(338)	-
Total distributions from net investment income	-	-	(363,861)	(637,101)
From net realized gains:
Class S	-	-	-	-
Total distributions from net realized gains	-	-	-	-
Net fund share transactions (Note 5):
Class A	4,476,253	291,807,732	107,611	-
Class L	97,855,761	9,936,100	100,100	-
Class Y	100,100	23,599,542	100,100	-
Class S	225,303,663	481,385,291	1,003,678	(29,974,331)
Class N	100,100	415,685	100,100	-
Increase (decrease) in net assets from net fund share transactions	327,835,877	807,144,350	1,411,589	(29,974,331)
Total increase (decrease) in net assets	333,462,534	813,699,151	7,892,221	(24,226,254)
Net assets:
Beginning of year	-	-	77,303,798	101,530,052
End of year	$333,462,534	$813,699,151	$85,196,019	$77,303,798
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the year	$3,191,083	$1,788,923	$359,541	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Enhanced Index Growth Fund		MassMutual Premier Small Capitalization Value Fund
	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2005	Year Ended October 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$208,795	$75,171	$(80,471)	$179,819
Net realized gain (loss) on investment transactions	1,463,051	1,153,084	3,803,918	15,370,411
Net change in unrealized appreciation (depreciation) on investments	407,631	(461,243)	2,596,232	183,732
Net increase in net assets resulting from operations	2,079,477	767,012	6,319,679	15,733,962
Distributions to shareholders (Note 2):
From net investment income:
Class A	(482)	-	-	-
Class L	(526)	-	-	-
Class Y	(117,661)	(121,440)	-	-
Class S	(561)	-	-	(282,875)
Class N	(429)	-	-	-
Total distributions from net investment income	(119,659)	(121,440)	-	(282,875)
From net realized gains:
Class S	-	-	-	(8,667,195)
Total distributions from net realized gains	-	-	-	(8,667,195)
Net fund share transactions (Note 5):
Class A	215,118	-	2,716,954	-
Class L	100,101	-	1,667,947	-
Class Y	10,097,702	513,904	632,143	-
Class S	100,101	-	(7,955,053)	12,768,596
Class N	100,100	-	100,386	-
Increase (decrease) in net assets from net fund share transactions	10,613,122	513,904	(2,837,623)	12,768,596
Total increase (decrease) in net assets	12,572,940	1,159,476	3,482,056	19,552,488
Net assets:
Beginning of year	21,313,071	20,153,595	102,717,396	83,164,908
End of year	$33,886,011	$21,313,071	$106,199,452	$102,717,396
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the year	$88,787	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Small Company Opportunities Fund		MassMutual Premier Global Fund
	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(637,947)	$(2,162,502)	$3,505,558
Net realized gain (loss) on investment transactions	71,282,898	21,184,929	(1,209,988)
Net change in unrealized appreciation (depreciation) on investments	70,362,093	15,920,182	32,132,824
Net increase in net assets resulting from operations	141,007,044	34,942,609	34,428,394
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	-
Class L	-	-	-
Class Y	-	-	-
Class S	-	-	-
Class N	-	-	-
Total distributions from net investment income	-	-	-
From net realized gains:
Class A	(126,187)	(17,734,042)	-
Class L	(22,475)	-	-
Class Y	(3,414)	-	-
Class S	(109,065)	-	-
Class N	(37)	-	-
Total distributions from net realized gains	(261,178)	(17,734,042)	-
Net fund share transactions (Note 5):
Class A	(146,859,059)	(15,942,534)	6,317,070
Class L	83,362,102	-	231,954,104
Class Y	13,718,004	-	2,992,388
Class S	340,099,311	-	351,643,412
Class N	131,357	-	265,352
Increase (decrease) in net assets from net fund share transactions	290,451,715	(15,942,534)	593,172,326
Total increase (decrease) in net assets	431,197,581	1,266,033	627,600,720
Net assets:
Beginning of year	452,237,726	450,971,693	-
End of year	$883,435,307	$452,237,726	$627,600,720
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the year	$(15,383)	$-	$3,155,785

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier International Equity Fund
	Year Ended October 31, 2005	Year Ended October 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,806,118	$4,443,732
Net realized gain (loss) on investment transactions	60,726,483	49,362,692
Net change in unrealized appreciation (depreciation) on investments	95,505,982	(36,128,312)
Net increase in net assets resulting from operations	162,038,583	17,678,112
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(186,303)
Class L	-	(744,800)
Class Y	(22,285)	(160,197)
Class S	(267,749)	(2,188,376)
Class N	-	(588)
Total distributions from net investment income	(290,034)	(3,280,264)
From net realized gains:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total distributions from net realized gains	-	-
Net fund share transactions (Note 5):
Class A	(125,971)	(4,669,208)
Class L	60,228	(1,925,417)
Class Y	10,907,710	(5,671,679)
Class S	(21,633,169)	(72,730,664)
Class N	611	6
Increase (decrease) in net assets from net fund share transactions	(10,790,591)	(84,996,962)
Total increase (decrease) in net assets	150,957,958	(70,599,114)
Net assets:
Beginning of year	795,973,752	866,572,866
End of year	$946,931,710	$795,973,752
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the year	$1,413,570	$(6,048,951)

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Year ended 10/31/05	Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†	Year ended 12/31/00†
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	0.02 ***	0.00	***††	0.00	***††	0.01 ***	0.03 ***	0.06 ***
Net realized and unrealized gain (loss) on investments	0.00	0.00	††	0.00	††	0.00 ††	0.00 ††	(0.00)††
Total income from investment operations	0.02	0.00		0.00		0.01	0.03	0.06
Less distributions to shareholders:
From net investment income	(0.02)	(0.00	)††	(0.00	)††	(0.01)	(0.03)	(0.06)
From net realized gains	-	(0.00	)††	(0.00	)††	-	-	-
Total distributions	(0.02)	-		(0.00)		(0.01)	(0.03)	(0.06)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(a)	2.09%	0.28	% **	0.20%		0.92%	3.62%	5.84%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$90,342	$82,439		$78,968		$90,331	$90,121	$29,149
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%	0.98	% *	0.95%		0.95%	0.96%	0.95%
After expense waiver#	0.77%	0.86	% *	0.94%		N/A	N/A	N/A
Net investment income to average daily net assets	2.07%	0.34	% *	0.21%		0.92%	3.28%	5.95%
	Class L
	Year ended 10/31/05	Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†	Year ended 12/31/00†
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00	$0.99
Income (loss) from investment operations:
Net investment income	0.02 ***	0.00	***††	0.00	***††	0.01 ***	0.04 ***	0.07 ***
Net realized and unrealized gain (loss) on investments	0.00	0.00	††	0.00	††	0.00 ††	0.00 ††	(0.00)††
Total income from investment operations	0.02	0.00		0.00		0.01	0.04	0.07
Less distributions to shareholders:
From net investment income	(0.02)	(0.00	)††	(0.00	)††	(0.01)	(0.04)	(0.06)
From net realized gains	-	(0.00	)††	(0.00	)††	-	-	-
Total distributions	(0.02)	-		(0.00)		(0.01)	(0.04)	(0.06)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(a)	2.34%	0.47	% **	0.44%		1.19%	3.88%	6.07%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$63,462	$61,345		$55,400		$66,906	$53,151	$24,010
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.74	% *	0.70%		0.70%	0.71%	0.70%
After expense waiver#	0.52%	0.63	% *	N/A		N/A	N/A	N/A
Net investment income to average daily net assets	2.32%	0.56	% *	0.44%		1.17%	3.58%	6.25%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Amounts have been restated to reflect stock splits.

††  Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.

++  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003, the period ended October 31, 2004, and the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Year ended 10/31/05	Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02†	Year ended 12/31/01†	Year ended 12/31/00†
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$0.99
Income (loss) from investment operations:
Net investment income	0.02 ***	0.01	***	0.01 ***	0.01 ***	0.04 ***	0.06 ***
Net realized and unrealized gain (loss) on investments	0.00	0.00	††	0.00 ††	0.01	0.00 ††	(0.00)††
Total income from investment operations	0.02	0.01		0.01	0.02	0.04	0.06
Less distributions to shareholders:
From net investment income	(0.02)	(0.01)		(0.01)	(0.02)	(0.04)	(0.05)
From net realized gains	-	(0.00	)††	(0.00)††	-	-	-
Total distributions	(0.02)	(0.01)		(0.01)	(0.02)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(a)	2.31%	0.51	% **	0.59%	1.33%	4.04%	6.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$76,384	$123,384		$90,362	$107,089	$84,481	$62,858
Ratio of expenses to average daily net assets:
Before expense waiver	0.55%	0.59%		0.55%	0.55%	0.56%	0.55%
After expense waiver#	0.55%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.20%	0.64	% *	0.59%	1.31%	3.87%	6.15%
	Class S
	Year ended 10/31/05	Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02†	Year ended 12/31/01†	Year ended 12/31/00†
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$0.99
Income (loss) from investment operations:
Net investment income	0.02 ***	0.01	***	0.01 ***	0.01 ***	0.04 ***	0.06 ***
Net realized and unrealized gain (loss) on investments	0.00	0.00	††	0.00 ††	0.01	0.00 ††	(0.00)††
Total income from investment operations	0.02	0.01		0.01	0.02	0.04	0.06
Less distributions to shareholders:
From net investment income	(0.02)	(0.01)		(0.01)	(0.02)	(0.04)	(0.05)
From net realized gains	-	(0.00	)††	(0.00)††	-	-	-
Total distributions	(0.02)	(0.01)		(0.01)	(0.02)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(a)	2.42%	0.59	% **	0.69%	1.42%	4.14%	6.37%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$214,152	$255,835		$269,275	$332,076	$392,587	$389,011
Ratio of expenses to average daily net assets:
Before expense waiver	0.45%	0.48%		0.45%	0.45%	0.45%	0.45%
After expense waiver#	0.45%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.36%	0.70	% *	0.70%	1.43%	4.03%	6.22%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Amounts have been restated to reflect stock splits.

††  Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.

++  For the period from January 1, 2004 through October 31, 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.52		$10.27		$10.34	$10.03	$9.98	$9.98
Income (loss) from investment operations:
Net investment income	0.32	***	0.27	***	0.34 ***	0.40 ***	0.49 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	(0.23)		(0.02)		(0.01)	0.32	0.10	(0.03)
Total income from investment operations	0.09		0.25		0.33	0.72	0.59	0.60
Less distributions to shareholders:
From net investment income	(0.37)		-		(0.40)	(0.41)	(0.54)	(0.60)
From net realized gains	(0.03)		-		-	-	-	-
Total distributions	(0.40)		-		(0.40)	(0.41)	(0.54)	(0.60)
Net asset value, end of period	$10.21		$10.52		$10.27	$10.34	$10.03	$9.98
Total Return(a)	0.88	% (c)	2.43	% (c)**	3.22%	7.19%	5.94%	6.04%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$64,617		$59,552		$43,144	$21,199	$11,473	$5,359
Ratio of expenses to average daily net assets:
Before expense waiver	0.99%		0.99	% *	0.99%	0.99%	0.99%	0.99%
After expense waiver#	0.92%		0.95	% *	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.17%		3.14	% *	3.20%	3.88%	4.67%	6.08%
Portfolio turnover rate	114%		78	% **	41%	19%	24%	55%
	Class L
	Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.53		$10.27		$10.32	$10.01	$9.95	$9.92
Income (loss) from investment operations:
Net investment income	0.35	***	0.29	***	0.36 ***	0.43 ***	0.51 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	(0.23)		(0.03)		0.01	0.32	0.10	(0.00)†
Total income from investment operations	0.12		0.26		0.37	0.75	0.61	0.63
Less distributions to shareholders:
From net investment income	(0.39)		-		(0.42)	(0.44)	(0.55)	(0.60)
From net realized gains	(0.03)		-		-	-	-	-
Total distributions	(0.42)		-		(0.42)	(0.44)	(0.55)	(0.60)
Net asset value, end of period	$10.23		$10.53		$10.27	$10.32	$10.01	$9.95
Total Return(a)	1.20%		2.53	% **	3.55%	7.47%	6.16%	6.37%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$196,942		$196,397		$183,757	$139,555	$77,789	$45,694
Ratio of expenses to average daily net assets:
Before expense waiver	0.74%		0.74	% *	0.74%	0.74%	0.74%	0.74%
After expense waiver#	0.67%		0.70	% *	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.44%		3.35	% *	3.46%	4.13%	4.96%	6.14%
Portfolio turnover rate	114%		78	% **	41%	19%	24%	55%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net realized and unrealized loss on investments is less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.58	$10.30		$10.37	$10.05	$9.99	$9.96
Income (loss) from investment operations:
Net investment income	0.36 ***	0.30	***	0.38 ***	0.44 ***	0.53 ***	0.65 ***
Net realized and unrealized gain (loss) on investments	(0.24)	(0.02)		(0.02)	0.34	0.10	(0.01)
Total income from investment operations	0.12	0.28		0.36	0.78	0.63	0.64
Less distributions to shareholders:
From net investment income	(0.40)	-		(0.43)	(0.46)	(0.57)	(0.61)
From net realized gains	(0.03)	-		-	-	-	-
Total distributions	(0.43)	-		(0.43)	(0.46)	(0.57)	(0.61)
Net asset value, end of period	$10.27	$10.58		$10.30	$10.37	$10.05	$9.99
Total Return(a)	1.17%	2.72	% **	3.50%	7.73%	6.35%	6.44%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$68,287	$49,563		$55,458	$42,750	$14,733	$6,644
Ratio of expenses to average daily net assets:
Before expense waiver	0.59%	0.59	% *	0.59%	0.59%	0.59%	0.58%
After expense waiver#	0.59%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.48%	3.45	% *	3.60%	4.24%	5.08%	6.26%
Portfolio turnover rate	114%	78	% **	41%	19%	24%	55%
	Class S
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.64	$10.36		$10.41	$10.08	$10.01	$9.97
Income (loss) from investment operations:
Net investment income	0.37 ***	0.30	***	0.39 ***	0.45 ***	0.54 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	(0.24)	(0.02)		(0.01)	0.33	0.10	0.02
Total income from investment operations	0.13	0.28		0.38	0.78	0.64	0.65
Less distributions to shareholders:
From net investment income	(0.40)	-		(0.43)	(0.45)	(0.57)	(0.61)
From net realized gains	(0.03)	-		-	-	-	-
Total distributions	(0.43)	-		(0.43)	(0.45)	(0.57)	(0.61)
Net asset value, end of period	$10.34	$10.64		$10.36	$10.41	$10.08	$10.01
Total Return(a)	1.33%	2.70	% **	3.68%	7.75%	6.42%	6.48%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$157,275	$128,695		$127,246	$146,276	$161,988	$182,669
Ratio of expenses to average daily net assets:
Before expense waiver	0.54%	0.54	% *	0.54%	0.54%	0.54%	0.54%
After expense waiver#	0.54%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.54%	3.48	% *	3.67%	4.38%	5.19%	6.15%
Portfolio turnover rate	114%	78	% **	41%	19%	24%	55%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.47		$10.25		$10.30		$10.31
Income (loss) from investment operations:
Net investment income (loss)	0.24	***	0.25	***	0.31	***	(0.00	)***†
Net realized and unrealized loss on investments	(0.19)		(0.03)		(0.00	)†	(0.01)
Total income (loss) from investment operations	0.05		0.22		0.31		(0.01)
Less distributions to shareholders:
From net investment income	(0.33)		-		(0.36)		-
From net realized gains	(0.03)		-		-		-
Total distributions	(0.36)		-		(0.36)		-
Net asset value, end of period	$10.16		$10.47		$10.25		$10.30

Total Return(a)	0.62	% (b)	2.15	% (b)**	2.98	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$103		$106		$104		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.29%		1.29	% *	1.29%		-	‡
After expense waiver#	1.22%		1.25	% *	N/A		N/A
Net investment income to average daily net assets	2.39%		2.92	% *	2.92%		-	‡
Portfolio turnover rate	114%		78	% **	41%		19%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.

+  For the period from January 1,2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charges and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Year ended 10/31/05		Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.60		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.69	***	0.36	***	-
Net realized and unrealized gain (loss) on investments	(0.48)		0.24		-
Total income from investment operations	0.21		0.60		0.00
Less distributions to shareholders:
From net investment income	(0.29)		-		-
From net realized gains	(0.01)		-		-
Total distributions	(0.30)		-		-
Net asset value, end of period	$10.51		$10.60		$10.00

Total Return(a)	1.95	% (b)	6.00	%**(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$15,983		$4,447		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.04%		1.11	%*	-	‡
After expense waiver#	N/A		1.08	%*	N/A‡
Net investment income to average daily net assets	6.52%		4.11	%*	0.00	%‡
Portfolio turnover rate	7%		4	%**	N/A
	Class L
	Year ended 10/31/05		Period ended 10/31/04 ††		Period ended 12/31/03 +
Net asset value, beginning of period	$10.66		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.46	***	0.33	***	-
Net realized and unrealized gain (loss) on investments	(0.23)		0.33		-
Total income from investment operations	0.23		0.66		0.00
Less distributions to shareholders:
From net investment income	(0.29)		-		-
From net realized gains	(0.01)		-		-
Total distributions	(0.30)		-		-
Net asset value, end of period	$10.59		$10.66		$10.00

Total Return(a)	2.22%		6.60	%**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,977		$2,095		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%		0.86	%*	-	‡
After expense waiver#	N/A		0.83	%*	N/A‡
Net investment income to average daily net assets	4.32%		3.82	%*	0.00	%‡
Portfolio turnover rate	7%		4	%**	N/A

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

††  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended December 31, 2003 and the period ended October 31, 2004.

‡  Amounts are de minimis due to short period of operations.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.67	$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	(0.31)	0.33		-
Total income from investment operations	0.25	0.67		0.00
Less distributions to shareholders:
From net investment income	(0.30)	-		-
From net realized gains	(0.01)	-		-
Total distributions	(0.31)	-		-
Net asset value, end of period	$10.61	$10.67		$10.00

Total Return(a)	2.32%	6.70	%**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$79,985	$66,938		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.64%	0.71	%*	-	‡
After expense waiver#	N/A	0.68	%*	N/A‡
Net investment income to average daily net assets	5.27%	3.92	%*	0.00	%‡
Portfolio turnover rate	7%	4	%**	N/A
	Class S
	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.68	$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	(0.30)	0.34		-
Total income from investment operations	0.26	0.68		0.00
Less distributions to shareholders:
From net investment income	(0.30)	-		-
From net realized gains	(0.01)	-		-
Total distributions	(0.31)	-		-
Net asset value, end of period	$10.63	$10.68		$10.00

Total Return(a)	2.49%	6.80	%**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$141,438	$84,021		$10,521
Ratio of expenses to average daily net assets:
Before expense waiver	0.54%	0.61	%*	-	‡
After expense waiver#	N/A	0.58	%*	N/A‡
Net investment income to average daily net assets	5.24%	3.90	%*	0.00	%‡
Portfolio turnover rate	7%	4	%**	N/A

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

††  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended December 31, 2003 and the period ended October 31, 2004.

‡  Amounts are de minimis due to short period of operations.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Year ended 10/31/05		Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.61		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.48	***	0.22	***	-
Net realized and unrealized gain (loss) on investments	(0.31)		0.39		-
Total income from investment operations	0.17		0.61		0.00
Less distributions to shareholders:
From net investment income	(0.22)		-		-
From net realized gains	(0.01)		-		-
Total distributions	(0.23)		-		-
Net asset value, end of period	$10.55		$10.61		$10.00

Total Return(a)	1.60	% (b)	6.10	%**(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$113		$107		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%		$1.41	%*	-	‡
After expense waiver#	N/A		1.38	%*	N/A‡
Net investment income to average daily net assets	4.49%		2.62	%*	0.00	%‡
Portfolio turnover rate	7%		4	%**	N/A

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

††  For the period from January 1, 2004 through October 31, 2004.

‡  Amounts are de minimis due to short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended December 31, 2003 and the period ended October 31, 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.88		$10.93		$11.18	$10.76	$10.65	$10.12
Income (loss) from investment operations:
Net investment income	0.39	***	0.31	***	0.36 ***	0.48 ***	0.56 ***	0.65 ***
Net realized and unrealized gain (loss) on investments	(0.32)		0.10		0.17	0.42	0.21	0.42
Total income from investment operations	0.07		0.41		0.53	0.90	0.77	1.07
Less distributions to shareholders:
From net investment income	(0.07)		(0.36)		(0.63)	(0.45)	(0.57)	(0.54)
From net realized gains	-		(0.10)		(0.15)	(0.03)	(0.09)	-
Total distributions	(0.07)		(0.46)		(0.78)	(0.48)	(0.66)	(0.54)
Net asset value, end of period	$10.88		$10.88		$10.93	$11.18	$10.76	$10.65
Total Return(a)	0.64	% (c)	3.74	% **(c)	4.78%	8.28%	7.32%	10.62%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$239,708		$227,160		$204,591	$156,727	$61,179	$13,435
Ratio of expenses to average daily net assets:
Before expense waiver	1.03%		1.05	% *	1.04%	1.04%	1.05%	1.04%
After expense waiver#	0.95%		1.00	% *	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.62%		3.40	% *	3.17%	4.34%	5.03%	6.02%
Portfolio turnover rate	219%		178	% **	146%	187%	68%	39%
	Class L
	Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.94		$10.98		$11.22	$10.79	$10.66	$10.11
Income (loss) from investment operations:
Net investment income	0.42	***	0.33	***	0.39 ***	0.52 ***	0.60 ***	0.66 ***
Net realized and unrealized gain (loss) on investments	(0.33)		0.11		0.18	0.40	0.21	0.44
Total income from investment operations	0.09		0.44		0.57	0.92	0.81	1.10
Less distributions to shareholders:
From net investment income	(0.08)		(0.38)		(0.66)	(0.46)	(0.59)	(0.55)
From net realized gains	-		(0.10)		(0.15)	(0.03)	(0.09)	-
Total distributions	-		(0.48)		(0.81)	(0.49)	(0.68)	(0.55)
Net asset value, end of period	$10.95		$10.94		$10.98	$11.22	$10.79	$10.66
Total Return(a)	0.79%		4.02	% **	5.09%	8.49%	7.62%	10.85%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$385,684		$405,695		$348,158	$289,553	$174,896	$66,686
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%		0.80	% *	0.79%	0.79%	0.80%	0.79%
After expense waiver#	0.71%		0.75	% *	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.86%		3.62	% *	3.42%	4.62%	5.32%	6.21%
Portfolio turnover rate	219%		178	% **	146%	187%	68%	39%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(c)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.97	$11.01		$11.25	$10.82	$10.68	$10.12
Income (loss) from investment operations:
Net investment income	0.43 ***	0.34	***	0.41 ***	0.54 ***	0.62 ***	0.68 ***
Net realized and unrealized gain (loss) on investments	(0.33)	0.11		0.17	0.40	0.21	0.43
Total income from investment operations	0.10	0.45		0.58	0.94	0.83	1.11
Less distributions to shareholders:
From net investment income	(0.08)	(0.39)		(0.67)	(0.48)	(0.60)	(0.55)
From net realized gains	-	(0.10)		(0.15)	(0.03)	(0.09)	-
Total distributions	-	(0.49)		(0.82)	(0.51)	(0.69)	(0.55)
Net asset value, end of period	$10.99	$10.97		$11.01	$11.25	$10.82	$10.68
Total Return(a)	0.90%	4.11	% **	5.23%	8.61%	7.84%	11.01%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$214,159	$200,216		$153,913	$172,997	$108,395	$49,579
Ratio of expenses to average daily net assets:
Before expense waiver	0.64%	0.65	% *	0.64%	0.64%	0.65%	0.64%
After expense waiver#	0.64%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.93%	3.71	% *	3.58%	4.79%	5.49%	6.37%
Portfolio turnover rate	219%	178	% **	146%	187%	68%	39%
	Class S
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.02	$11.06		$11.29	$10.85	$10.70	$10.14
Income (loss) from investment operations:
Net investment income	0.44 ***	0.35	***	0.42 ***	0.54 ***	0.63 ***	0.68 ***
Net realized and unrealized gain (loss) on investments	(0.34)	0.10		0.18	0.41	0.21	0.43
Total income from investment operations	0.10	0.45		0.60	0.95	0.84	1.11
Less distributions to shareholders:
From net investment income	(0.08)	(0.39)		(0.68)	(0.48)	(0.60)	(0.55)
From net realized gains	-	(0.10)		(0.15)	(0.03)	(0.09)	-
Total distributions	-	(0.49)		(0.83)	(0.51)	(0.69)	(0.55)
Net asset value, end of period	$11.04	$11.02		$11.06	$11.29	$10.85	$10.70
Total Return(a)	1.00%	4.11	% **	5.32%	8.71%	7.92%	10.99%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$828,275	$780,442		$814,837	$1,252,515	$887,641	$758,554
Ratio of expenses to average daily net assets:
Before expense waiver	0.59%	0.60	% *	0.59%	0.59%	0.60%	0.59%
After expense waiver#	0.59%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.98%	3.75	% *	3.62%	4.83%	5.61%	6.38%
Portfolio turnover rate	219%	178	% **	146%	187%	68%	39%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$10.79		$10.84		$11.15		$11.16
Income (loss) from investment operations:
Net investment income (loss)	0.36	***	0.29	***	0.34	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(0.33)		0.08		0.16		(0.01)
Total income (loss) from investment operations	0.03		0.37		0.50		(0.01)
Less distributions to shareholders:
From net investment income	(0.06)		(0.32)		(0.66)		-
From net realized gains	-		(0.10)		(0.15)		-
Total distributions	-		(0.42)		(0.81)		-
Net asset value, end of period	$10.76		$10.79		$10.84		$11.15

Total Return(a)	0.30	%(b)	3.45	% **(b)	4.51	%(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,367		$1,107		$1,215		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.36%		1.34	% *	1.36%		-	‡
After expense waiver#	1.28%		1.30	% *	N/A		N/A
Net investment income to average daily net assets	3.30%		3.13	% *	2.94%		-	‡
Portfolio turnover rate	219%		178	% **	146%		187%

*  Annualized

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss is less than $0.01 per share.

+  Class N commenced operations on December 31, 2002.

++  For the period January 1, 2004 through October 31, 2004.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.07		$10.63		$10.04	$9.69	$9.57	$9.56
Income (loss) from investment operations:
Net investment income	0.39	***	0.33	***	0.44 ***	0.46 ***	0.57 ***	0.62 ***
Net realized and unrealized gain (loss) on investments	(0.30)		0.11		0.36	0.29	0.08	0.02
Total income from investment operations	0.09		0.44		0.80	0.75	0.65	0.64
Less distributions to shareholders:
From net investment income	(0.36)		-		(0.18)	(0.40)	(0.53)	(0.63)
Tax return of capital	-		-		-	-	-	(0.00)†
From net realized gains	(0.05)		-		(0.03)	-	-	-
Total distributions	(0.41)		-		(0.21)	(0.40)	(0.53)	(0.63)
Net asset value, end of period	$10.75		$11.07		$10.63	$10.04	$9.69	$9.57
Total Return(a)	0.83	%(c)	4.14	%**(c)	7.95%	7.78%	6.69%	6.81%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$38,218		$26,001		$12,221	$18,401	$4,094	$312
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%		1.11	%*	1.14%	1.16%	1.11%	1.12%
After expense waiver#	0.99%		1.01	%*	N/A	1.15%	1.09%	1.11%
Net investment income to average daily net assets	3.61%		3.70	%*	4.17%	4.61%	5.70%	6.27%
Portfolio turnover rate	137%		84	%**	105%	76%	62%	15%
	Class L
	Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.02		$10.56		$10.10	$9.66	$9.57	$9.56
Income (loss) from investment operations:
Net investment income	0.41	***	0.35	***	0.43 ***	0.51 ***	0.58 ***	0.64 ***
Net realized and unrealized gain (loss) on investments	(0.29)		0.11		0.35	0.33	0.07	0.03
Total income from investment operations	0.12		0.46		0.78	0.84	0.65	0.67
Less distributions to shareholders:
From net investment income	(0.38)		-		(0.29)	(0.40)	(0.56)	(0.66)
Tax return of capital	-		-		-	-	-	(0.00)†
From net realized gains	(0.05)		-		(0.03)	-	-	-
Total distributions	(0.43)		-		(0.32)	(0.40)	(0.56)	(0.66)
Net asset value, end of period	$10.71		$11.02		$10.56	$10.10	$9.66	$9.57
Total Return(a)	1.13%		4.36	%**	8.36%	8.09%	6.87%	6.99%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$138,848		$117,093		$64,281	$632	$4,026	$283
Ratio of expenses to average daily net assets:
Before expense waiver	0.91%		0.86	%*	0.90%	0.90%	0.86%	0.88%
After expense waiver#	0.75%		0.76	%*	N/A	0.90%	0.84%	0.88%
Net investment income to average daily net assets	3.84%		3.93	%*	3.99%	5.17%	5.75%	6.53%
Portfolio turnover rate	137%		84	%**	105%	76%	62%	15%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from tax return of capital is less than $0.01 per share.

+  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001, the period January 1, 2002 through April 30, 2002, the period ended October 31, 2004 and the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restaed to reflect this change in presentation.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.07	$10.61		$10.07	$9.70	$9.58	$9.56
Income (loss) from investment operations:
Net investment income	0.43 ***	0.36	***	0.47 ***	0.50 ***	0.61 ***	0.65 ***
Net realized and unrealized gain (loss) on investments	(0.31)	0.10		0.39	0.30	0.06	0.02
Total income from investment operations	0.12	0.46		0.86	0.80	0.67	0.67
Less distributions to shareholders:
From net investment income	(0.38)	-		(0.29)	(0.43)	(0.55)	(0.65)
Tax return of capital	-	-		-	-	-	(0.00)†
From net realized gains	(0.05)	-		(0.03)	-	-	-
Total distributions	(0.43)	-		(0.32)	(0.43)	(0.55)	(0.65)
Net asset value, end of period	$10.76	$11.07		$10.61	$10.07	$9.70	$9.58
Total Return(a)	1.15%	4.34	%**	8.41%	8.30%	6.96%	7.15%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,329	$7,221		$6,975	$3,979	$313	$231
Ratio of expenses to average daily net assets:
Before expense waiver	0.75%	0.71	%*	0.74%	0.75%	0.71%	0.73%
After expense waiver#	0.74%	N/A		N/A	0.74%	0.69%	0.72%
Net investment income to average daily net assets	4.00%	3.96	%*	4.44%	4.99%	6.10%	6.64%
Portfolio turnover rate	137%	84	%**	105%	76%	62%	15%
	Class S
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.10	$10.64		$10.10	$9.71	$9.59	$9.56
Income (loss) from investment operations:
Net investment income	0.44 ***	0.36	***	0.48 ***	0.53 ***	0.61 ***	0.66 ***
Net realized and unrealized gain (loss) on investments	(0.31)	0.10		0.38	0.29	0.07	0.03
Total income from investment operations	0.13	0.46		0.86	0.82	0.68	0.69
Less distributions to shareholders:
From net investment income	(0.39)	-		(0.29)	(0.43)	(0.56)	(0.66)
Tax return of capital	-	-		-	-	-	(0.00)†
From net realized gains	(0.05)	-		(0.03)	-	-	-
Total distributions	(0.44)	-		(0.32)	(0.43)	(0.56)	(0.66)
Net asset value, end of period	$10.79	$11.10		$10.64	$10.10	$9.71	$9.59
Total Return(a)	1.10%	4.42	%**	8.48%	8.41%	7.11%	7.19%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$157,993	$104,200		$74,735	$39,147	$29,054	$26,790
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.66	%*	0.69%	0.70%	0.66%	0.69%
After expense waiver#	0.69%	N/A		N/A	0.70%	0.64%	0.68%
Net investment income to average daily net assets	4.06%	4.02	%*	4.57%	5.31%	6.13%	6.71%
Portfolio turnover rate	137%	84	%**	105%	76%	62%	15%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from tax return of capital is less than $0.01 per share.

+  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001, the period January 1, 2002 through April 30, 2002 and the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.96		$10.55		$10.02		$10.03
Income (loss) from investment operations:
Net investment income	0.36	***	0.30	***	0.40	***	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.30)		0.11		0.37		(0.01)
Total income (loss) from investment operations	0.06		0.41		0.77		(0.01)
Less distributions to shareholders:
From net investment income	(0.32)		-		(0.21)		-
From net realized gains	(0.05)		-		(0.03)		-
Total distributions	(0.37)		-		(0.24)		-
Net asset value, end of period	$10.65		$10.96		$10.55		$10.02

Total Return(a)	0.56	%(b)	3.89	%**(b)	7.65	%(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,245		$128		$111		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.45%		1.41	%*	1.44%		-	‡
After expense waiver#	1.29%		1.32	%*	N/A		N/A
Net investment income to average daily net assets	3.33%		3.34	%*	3.86%		-	‡
Portfolio turnover rate	137%		84	%**	105%		76	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income is less than $0.01 per share.

+  For the period January 1, 2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended October 31, 2004 and the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S		Class N
	Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†
Net asset value, beginning of year	$10.00		$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.28	***	0.35	***	0.36	***	0.36	***	0.31	***
Net realized and unrealized loss on investments	(0.25)		(0.30)		(0.30)		(0.29)		(0.30)
Total income from investment operations	0.03		0.05		0.06		0.07		0.01
Net asset value, end of year	$10.03		$10.05		$10.06		$10.07		$10.01

Total Return(a)	0.30	% **(b)	0.50	% **	0.60	% **	0.70	% **	0.10	% **(b)
Ratios / Supplemental Data:
Net assets, end of year (000's)	$4,896		$241,273		$11,473		$101		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.25	% *	0.98	% *	0.85	% *	0.77	% *	1.52	% *
After expense waiver#	1.16	% *	0.89	% *	0.76	% *	0.71	% *	1.38	% *
Net investment income to average daily net assets	3.30	% *	4.22	% *	4.26	% *	4.33	% *	3.67	% *
Portfolio turnover rate	159	% **	159	% **	159	% **	159	% **	159	% **

*  Annualized.

**  Percentage represents the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period from December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return exludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L
	Year ended 10/31/05†		Year ended 10/31/05†
Net asset value, beginning of period	$10.39		$10.39
Income (loss) from investment operations:
Net investment income	0.74	*	0.76 *
Net realized and unrealized loss on investments	(0.37)		(0.36)
Total income from investment operations	0.37		0.40
Less distributions to shareholders:
From net investment income	(0.12)		(0.12)
Net asset value, end of period	$10.64		$10.67

Total Return(a)	3.56	% (b)	3.78%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,660		$369
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%		0.91%
After expense waiver#	1.15%		0.90%
Net investment income to average daily net assets	6.98%		7.18%
Portfolio turnover rate	59%		59%

	Class Y
	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02(c)	Year ended 10/31/01
Net asset value, beginning of period	$10.39		$10.05	$8.27	$8.94	$9.88
Income (loss) from investment operations:
Net investment income	0.77	*	0.84	0.82	0.74	0.79
Net realized and unrealized gain (loss) on investments	(0.37)		0.35	1.79	(0.67)	(0.94)
Total income (loss) from investment operations	0.40		1.19	2.61	0.07	(0.15)
Less distributions to shareholders:
From net investment income	(0.12)		(0.85)	(0.83)	(0.74)	(0.79)
From net realized gains	-		-	-	(0.00)+	-
Total distributions	(0.12)		(0.85)	(0.83)	(0.74)	(0.79)
Net asset value, end of period	$10.67		$10.39	$10.05	$8.27	$8.94

Total Return	3.92	% (a)	12.32%	33.04%	0.48%	(1.58)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$64,235		$78,901	$50,552	$25,704	$24,637
Ratio of expenses to average daily net assets:
Before expense waiver	0.75%		0.78%	1.02%	1.04%	1.07%
After expense waiver#	0.75%		0.75%	0.75%	0.75%	0.75%
Net investment income to average daily net assets	7.29%		8.30%	8.98%	8.43%	8.35%
Portfolio turnover rate	59%		70%	103%	73%	77%

*  Per share amount calculated on the average shares method.

†  Class A and Class L commenced operations on November 1, 2004.

+  Distributions from net realized gains are less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

(c)  The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share, and a decrease of the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S	Class N
	Year ended 10/31/05†	Year ended 10/31/05†
Net asset value, beginning of period	$10.39	$10.39
Income (loss) from investment operations:
Net investment income	0.78 *	0.70	*
Net realized and unrealized loss on investments	(0.37)	(0.36)
Total income from investment operations	0.41	0.34
Less distributions to shareholders:
From net investment income	(0.13)	(0.11)
Net asset value, end of period	$10.67	$10.62

Total Return(a)	3.96%	3.25	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$24,644	$109
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	1.45%
After expense waiver#	0.70%	1.45%
Net investment income to average daily net assets	7.37%	6.60%
Portfolio turnover rate	59%	59%

*  Per share amount calculated on the average shares method.

†  Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.10		$8.84		$7.66	$8.93	$9.81	$13.21
Income (loss) from investment operations:
Net investment income	0.17	***	0.11	***	0.14 ***	0.17 ***	0.20 ***	0.35 ***
Net realized and unrealized gain (loss) on investments	0.36		0.15		1.20	(1.24)	(0.84)	(0.41)
Total income (loss) from investment operations	0.53		0.26		1.34	(1.07)	(0.64)	(0.06)
Less distributions to shareholders:
From net investment income	(0.18)		-		(0.16)	(0.20)	(0.24)	(0.49)
From net realized gains	-		-		-	-	(0.00)†	(2.85)
Total distributions	(0.18)		-		(0.16)	(0.20)	(0.24)	(3.34)
Net asset value, end of period	$9.45		$9.10		$8.84	$7.66	$8.93	$9.81
Total Return(a)	5.84	% (c)	2.94	%**(c)	17.52%	(11.98)%	(6.51)%	(0.58)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,838		$7,555		$7,287	$5,490	$7,168	$4,095
Ratio of expenses to average daily net assets:
Before expense waiver	1.17%		1.20	%*	1.16%	1.16%	1.16%	1.15%
After expense waiver#	1.16%		N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	1.84%		1.43	%*	1.70%	2.08%	2.20%	2.64%
Portfolio turnover rate	139%		104	%**	95%	94%	85%	100%
	Class L
	Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.18		$8.91		$7.71	$8.98	$9.85	$13.22
Income (loss) from investment operations:
Net investment income	0.20	***	0.13	***	0.16 ***	0.20 ***	0.23 ***	0.39 ***
Net realized and unrealized gain (loss) on investments	0.36		0.14		1.21	(1.25)	(0.85)	(0.42)
Total income (loss) from investment operations	0.56		0.27		1.37	(1.05)	(0.62)	(0.03)
Less distributions to shareholders:
From net investment income	(0.19)		-		(0.17)	(0.22)	(0.25)	(0.49)
From net realized gains	-		-		-	-	(0.00)†	(2.85)
Total distributions	(0.19)		-		(0.17)	(0.22)	(0.25)	(3.34)
Net asset value, end of period	$9.55		$9.18		$8.91	$7.71	$8.98	$9.85
Total Return(a)	6.02%		3.14	%**	17.77%	(11.67)%	(6.31)%	(0.35)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,119		$2,779		$2,393	$3,280	$3,976	$4,721
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%		0.94	%*	0.91%	0.91%	0.91%	0.90%
After expense waiver#	0.91%		N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.14%		1.70	%*	1.97%	2.33%	2.47%	2.97%
Portfolio turnover rate	139%		104	%**	95%	94%	85%	100%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net realized gains are less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.48	$9.18		$7.94	$9.25	$10.14	$13.24
Income (loss) from investment operations:
Net investment income	0.22 ***	0.14	***	0.18 ***	0.21 ***	0.25 ***	0.42 ***
Net realized and unrealized gain (loss) on investments	0.38	0.16		1.25	(1.29)	(0.88)	(0.44)
Total income (loss) from investment operations	0.60	0.30		1.43	(1.08)	(0.63)	(0.02)
Less distributions to shareholders:
From net investment income	(0.22)	-		(0.19)	(0.23)	(0.26)	(0.23)
From net realized gains	-	-		-	-	(0.00)†	(2.85)
Total distributions	(0.22)	-		(0.19)	(0.23)	(0.26)	(3.08)
Net asset value, end of period	$9.86	$9.48		$9.18	$7.94	$9.25	$10.14
Total Return(a)	6.31%	3.27	%**	18.02%	(11.64)%	(6.19)%	(0.22)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,923	$2,083		$2,138	$2,438	$3,087	$3,587
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%	0.80	%*	0.76%	0.76%	0.76%	0.74%
After expense waiver#	0.76%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.26%	1.84	%*	2.09%	2.48%	2.62%	3.20%
Portfolio turnover rate	139%	104	%**	95%	94%	85%	100%
	Class S
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.22	$8.93		$7.72	$9.00	$9.88	$13.25
Income (loss) from investment operations:
Net investment income	0.23 ***	0.15	***	0.19 ***	0.22 ***	0.26 ***	0.43 ***
Net realized and unrealized gain (loss) on investments	0.37	0.14		1.22	(1.25)	(0.86)	(0.41)
Total income (loss) from investment operations	0.60	0.29		1.41	(1.03)	(0.60)	0.02
Less distributions to shareholders:
From net investment income	(0.23)	-		(0.20)	(0.25)	(0.28)	(0.54)
From net realized gains	-	-		-	-	(0.00)†	(2.85)
Total distributions	(0.23)	-		(0.20)	(0.25)	(0.28)	(3.39)
Net asset value, end of period	$9.59	$9.22		$8.93	$7.72	$9.00	$9.88
Total Return(a)	6.43%	3.36	%**	18.30%	(11.47)%	(6.07)%	0.00%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$231,935	$262,347		$277,665	$261,137	$350,187	$432,619
Ratio of expenses to average daily net assets:
Before expense waiver	0.61%	0.63	%*	0.60%	0.60%	0.60%	0.59%
After expense waiver#	0.60%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.43%	1.99	%*	2.26%	2.64%	2.78%	3.28%
Portfolio turnover rate	139%	104	%**	95%	94%	85%	100%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net realized gains are less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$9.00		$8.77		$7.63		$7.63
Income (loss) from investment operations:
Net investment income (loss)	0.15	***	0.08	***	0.12	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.34		0.15		1.19		(0.00	)†
Total income (loss) from investment operations	0.49		0.23		1.31		(0.00)
Less distributions to shareholders:
From net investment income	(0.12)		-		(0.17)		-
Net asset value, end of period	$9.37		$9.00		$8.77		$7.63

Total Return(a)	5.49	% (b)	2.62	%**(b)	17.22	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$416		$544		$523		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.48%		1.49	%*	1.47%		-	‡
After expense waiver#	1.47%		N/A		N/A		N/A
Net investment income to average daily net assets	1.60%		1.13	%*	1.38%		-	‡
Portfolio turnover rate	139%		104	%**	95%		94	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Year ended 10/31/05†
Net asset value, beginning of year	$15.87
Income (loss) from investment operations:
Net investment income	0.22	*
Net realized and unrealized gain on investments	0.82
Total income from investment operations	1.04
Less distributions to shareholders:
From net investment income	(0.09)
Net asset value, end of year	$16.82
Total Return(a)	6.52	% (b)
Ratios / Supplemental Data:
Net assets, end of year (000's)	$15,932
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%
After expense waiver	N/A
Net investment income to average daily net assets	1.32%
Portfolio turnover rate	53%

	Class L
	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01
Net asset value, beginning of year	$15.87		$14.15	$12.25	$12.96	$13.72
Income (loss) from investment operations:
Net investment income	0.28	*	0.23	0.18	0.15	0.21
Net realized and unrealized gain (loss) on investments	0.80		1.87	1.87	(0.67)	(0.69)
Total income (loss) from investment operations	1.08		2.10	2.05	(0.52)	(0.48)
Less distributions to shareholders:
From net investment income	(0.09)		(0.38)	(0.15)	(0.19)	(0.28)
Net asset value, end of year	$16.86		$15.87	$14.15	$12.25	$12.96

Total Return	6.82	% (a)	15.00%	16.87%	(4.08)%	(3.69)%
Ratios / Supplemental Data:
Net assets, end of year (000's)	$121,377		$70,724	$68,306	$52,339	$49,835
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%		0.80%	0.82%	0.83%	0.86%
After expense waiver#	N/A		0.80%	0.80%	0.80%	0.80%
Net investment income to average daily net assets	1.66%		1.38%	1.43%	1.14%	1.49%
Portfolio turnover rate	53%		30%	49%	24%	26%

*  Per share amount calculated on the average shares method.

†  Class A commenced operations on November 1, 2004.

#  Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y	Class S	Class N
	Year ended 10/31/05†	Year ended 10/31/05†	Year ended 10/31/05†
Net asset value, beginning of year	$15.87	$15.87	$15.87
Income (loss) from investment operations:
Net investment income	0.30 *	0.32 *	0.19	*
Net realized and unrealized gain on investments	0.80	0.80	0.79
Total income from investment operations	1.10	1.12	0.98
Less distributions to shareholders:
From net investment income	(0.10)	(0.10)	(0.07)
Net asset value, end of year	$16.87	$16.89	$16.78

Total Return(a)	6.97%	7.05%	6.18	% (b)
Ratios / Supplemental Data:
Net assets, end of year (000's)	$3,147	$393,965	$182
Net expenses to average daily net assets	0.69%	0.59%	1.40%
Net investment income to average daily net assets	1.78%	1.89%	1.13%
Portfolio turnover rate	53%	53%	53%

*  Per share amount calculated on the average shares method.

†  Class Y, Class S and Class N commenced operations on November 1, 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L
	Year ended 10/31/05†		Year ended 10/31/05†
Net asset value, beginning of period	$10.96		$10.96
Income (loss) from investment operations:
Net investment income	0.18	***	0.21 ***
Net realized and unrealized gain on investments	1.16		1.14
Total income from investment operations	1.34		1.35
Less distributions to shareholders:
From net investment income	(0.04)		(0.05)
From net realized gains	(0.06)		(0.06)
Total distributions	(0.10)		(0.11)
Net asset value, end of period	$12.20		$12.20

Total Return(a)	12.30	% (b)	12.47%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,509		$2,192
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%		0.91%
After expense waiver#	1.09%		0.84%
Net investment income to average daily net assets	1.47%		1.74%
Portfolio turnover rate	150%		150%

	Class Y
	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Period ended 10/31/01††
Net asset value, beginning of period	$10.96		$10.01	$8.35	$9.18	$10.00
Income (loss) from investment operations:
Net investment income	0.23	*	0.18	0.17	0.14	0.11
Net realized and unrealized gain (loss) on investments	1.16		1.34	1.63	(0.83)	(0.93)
Total income (loss) from investment operations	1.39		1.52	1.80	(0.69)	(0.82)
Less distributions to shareholders:
From net investment income	(0.05)		(0.31)	(0.14)	(0.14)	-
From net realized gains	(0.06)		(0.26)	-	-	-
Total distributions	(0.11)		(0.57)	(0.14)	(0.14)	-
Net asset value, end of period	$12.24		$10.96	$10.01	$8.35	$9.18

Total Return	12.74	% (a)	15.31%	21.87%	(7.79)%	(8.20	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$78,550		$38,480	$28,342	$22,061	$22,951
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%		0.98%	1.22%	1.19%	1.16	% *
After expense waiver#	0.69%		0.70%	0.70%	0.70%	0.70	% *
Net investment income to average daily net assets	1.95%		1.80%	1.86%	1.49%	1.26	% *
Portfolio turnover rate	150%		102%	94%	115%	65	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class A and Class L commenced operations on November 1, 2004.

††  Class Y commenced operations on December 19, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return exludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S	Class N
	Year ended 10/31/05†	Year ended 10/31/05†
Net asset value, beginning of period	$10.96	$10.96
Income (loss) from investment operations:
Net investment income	0.25 *	0.15	*
Net realized and unrealized gain on investments	1.15	1.15
Total income from investment operations	1.40	1.30
Less distributions to shareholders:
From net investment income	(0.05)	(0.04)
From net realized gains	(0.06)	(0.06)
Total distributions	(0.11)	(0.10)
Net asset value, end of period	$12.25	$12.16
Total Return(a)	12.85%	11.96	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$112	$111
Ratio of expenses to average daily net assets:
Before expense waiver	0.66%	1.47%
After expense waiver#	0.59%	1.40%
Net investment income to average daily net assets	2.08%	1.27%
Portfolio turnover rate	150%	150%

*  Per share amount calculated on the average shares method.

†  Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A			Class L
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 10/31/05	Period ended 10/31/04+
Net asset value, beginning of year	$10.14	$10.00		$10.14	$10.00
Income (loss) from investment operations:
Net investment income	0.17 ***	0.00	†	0.20 ***	0.01
Net realized and unrealized gain on investments	1.06	0.14		1.06	0.13
Total income from investment operations	1.23	0.14		1.26	0.14
Less distributions to shareholders:
From net investment income	(0.04)	-		(0.05)	-
From net realized gains	(0.04)	-		(0.04)	-
Total distributions	(0.08)	-		(0.09)	-
Net asset value, end of year	$11.29	$10.14		$11.31	$10.14

Total Return(a)	12.24	% (b)	1.40	%**	12.49%	1.40	%**
Ratios / Supplemental Data:
Net assets, end of year (000's)	$4,987		$4,504		$20,364	$18,347
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%		1.35	%*	0.85%	1.10	%*
After expense waiver#	1.09%		1.09	%*	0.84%	0.84	%*
Net investment income to average daily net assets	1.54%		1.26	%*	1.79%	1.52	%*
Portfolio turnover rate	120%		6	%**	120%	6	%**

	Class Y			Class S			Class N
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 10/31/05	Period ended 10/31/04+		Year ended 10/31/05		Period ended 10/31/04+
Net asset value, beginning of year	$10.14	$10.00		$10.14	$10.00		$10.13		$10.00
Income (loss) from investment operations:
Net investment income	0.22 ***	0.01		0.23 ***	0.01		0.14	***	0.00	†
Net realized and unrealized gain on investments	1.06	0.13		1.07	0.13		1.07		0.13
Total income from investment operations	1.28	0.14		1.30	0.14		1.21		0.13
Less distributions to shareholders:
From net investment income	(0.05)	-		(0.06)	-		(0.04)		-
From net realized gains	(0.04)	-		(0.04)	-		(0.04)		-
Total distributions	(0.09)	-		(0.10)	-		(0.08)		-
Net asset value, end of year	$11.33	$10.14		$11.34	$10.14		$11.26		$10.13
Total Return(a)	12.73%	1.40	%**	12.85%	1.40	%**	11.97	% (b)	1.30	%**
Ratios / Supplemental Data:
Net assets, end of year (000's)	$1,359	$1,219		$154,573	$158,172		$191		$192
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.95	%*	0.60%	0.85	%*	1.41%		1.66	%*
After expense waiver#	0.69%	0.69	%*	0.59%	0.59	%*	1.40%		1.40	%*
Net investment income to average daily net assets	1.95%	1.64	%*	2.05%	1.77	%*	1.25%		0.74	%*
Portfolio turnover rate	120%	6	%**	120%	6	%**	120%		6	%**

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income was less than $0.01.

+  For the period October 15, 2004 (commencement of operations) through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these changes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L
	Year ended 10/31/05+		Year ended 10/31/05+
Net asset value, beginning of period	$9.95		$9.95
Income (loss) from investment operations:
Net investment income	0.09	*	0.12 *
Net realized and unrealized gain on investments	0.81		0.80
Total income from investment operations	0.90		0.92
Less distributions to shareholders:
From net investment income	(0.05)		(0.05)
Net asset value, end of period	$10.80		$10.82

Total Return(a)	9.02	% (b)	9.26%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$344		$720
Ratio of expenses to average daily net assets:
Before expense waiver	1.20%		0.95%
After expense waiver#	1.09%		0.84%
Net investment income to average daily net assets	0.86%		1.08%
Portfolio turnover rate	154%		154%

	Class Y
	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01
Net asset value, beginning of period	$9.95		$9.28	$7.82	$9.29	$17.36
Income (loss) from investment operations:
Net investment income	0.16	*	0.11	0.09	0.08	0.05
Net realized and unrealized gain (loss) on investments	0.77		0.74	1.45	(1.48)	(5.22)
Total income (loss) from investment operations	0.93		0.85	1.54	(1.40)	(5.17)
Less distributions to shareholders:
From net investment income	(0.05)		(0.18)	(0.08)	(0.07)	-
From net realized gains	-		-	-	-	(2.90)
Total distributions	(0.05)		(0.18)	(0.08)	(0.07)	(2.90)
Net asset value, end of period	$10.83		$9.95	$9.28	$7.82	$9.29

Total Return	9.39	% (a)	9.17%	19.93%	(15.22)%	(33.06)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$31,582		$30,017	$27,402	$23,920	$28,236
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%		1.00%	1.18%	1.08%	1.06%
After expense waiver#	0.69%		0.70%	0.70%	0.70%	0.73	% (c)
Net investment income (loss) to average daily net assets	1.46%		1.06%	1.11%	0.91%	0.45%
Portfolio turnover rate	154%		116%	90%	101%	220%

*  Per share amount calculated on the average shares method.

+  Class A and Class L commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

(c)  Ratio of expenses to average net assets for the year ended October 31, 2001 reflects an expense limitation of 0.70% commencing December 18, 2000 and 0.90% from November 1, 2000 to December 17, 2000.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S	Class N
	Year ended 10/31/05+	Year ended 10/31/05+
Net asset value, beginning of period	$9.95	$9.95
Income (loss) from investment operations:
Net investment income	0.17 *	0.08	*
Net realized and unrealized gain on investments	0.78	0.78
Total income from investment operations	0.95	0.86
Less distributions to shareholders:
From net investment income	(0.05)	(0.04)
Net asset value, end of period	$10.85	$10.77
Total Return(a)	9.70%	8.66	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$109	$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	1.51%
After expense waiver#	0.59%	1.40%
Net investment income to average daily net assets	1.56%	0.75%
Portfolio turnover rate	154%	154%

*  Per share amount calculated on the average shares method.

+  Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S		Class N
	Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.05	***	0.08	***	0.08	***	0.10	***	0.03	***
Net realized and unrealized gain on investments	0.10		0.09		0.09		0.09		0.08
Total income from investment operations	0.15		0.17		0.17		0.19		0.11
Net asset value, end of period	$10.15		$10.17		$10.17		$10.19		$10.11

Total Return(a)	1.50	%**(b)	1.70	%**	1.70	%**	1.90	%**	1.20	%**(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,562		$99,450		$102		$229,247		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.25	%*	1.01	%*	0.85	%*	0.81	%*	1.55	%*
After expense waiver#	1.23	%*	0.93	%*	0.83	%*	0.60	%*	1.53	%*
Net investment income to average daily net assets	0.54	%*	0.93	%*	1.01	%*	1.26	%*	0.31	%*
Portfolio turnover rate	78	%**	78	%**	78	%**	78	%**	78	%**

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S		Class N
	Period ended 10/31/05+		Period ended 10/31/05+		Period ended 10/31/05+		Period ended 10/31/05+		Period ended 10/31/05+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.00	***	0.00	***	0.02	***	0.04	***	(0.02	)***
Net realized and unrealized gain on investments	0.06		0.07		0.05		0.05		0.05
Total income from investment operations	0.06		0.07		0.07		0.09		0.03
Net asset value, end of period	$10.06		$10.07		$10.07		$10.09		$10.03

Total Return(a)	0.60	%**(b)	0.70	%**	0.70	%**	0.90	%**	0.30	% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$294,065		$10,104		$23,856		$485,248		$426
Ratio of expenses to average daily net assets:
Before expense waiver	1.23	%*	0.98	%*	0.84	%*	0.78	%*	1.53	% *
After expense waiver#	1.09	%*	0.97	%*	0.82	%*	0.71	%*	1.46	% *
Net investment income to average daily net assets	0.06	%*	0.00	%*	0.20	%*	0.45	%*	(0.29	)% *
Portfolio turnover rate	59	%**	59	%**	59	%**	59	%**	59	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.

(a)  Employee benfit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L	Class Y
	Period ended 10/31/05†		Period ended 10/31/05†	Period ended 10/31/05†
Net asset value, beginning of year	$8.39		$8.39	$8.39
Income (loss) from investment operations:
Net investment income	0.04	*	0.06 *	0.07 *
Net realized and unrealized gain on investments	0.66		0.67	0.67
Total income from investment operations	0.70		0.73	0.74
Less distributions to shareholders:
From net investment income	(0.03)		(0.04)	(0.04)
Net asset value, end of year	$9.06		$9.08	$9.09
Total Return(a)	8.39	% (b)	8.68%	8.82%
Ratios / Supplemental Data:
Net assets, end of year (000's)	$116		$108	$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.22%		0.97%	0.82%
After expense waiver#	1.20%		0.95%	0.80%
Net investment income to average daily net assets	0.44%		0.70%	0.85%
Portfolio turnover rate	35%		35%	35%

	Class S
	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01
Net asset value, beginning of year	$8.39		$7.83	$6.85	$8.33	$14.65
Income (loss) from investment operations:
Net investment income	0.08	*	0.04	0.04	0.02	0.00 +
Net realized and unrealized gain (loss) on investments	0.67		0.59	0.96	(1.49)	(4.85)
Total income (loss) from investment operations	0.75		0.63	1.00	(1.47)	(4.85)
Less distributions to shareholders:
From net investment income	(0.04)		(0.07)	(0.02)	(0.01)	(0.00	) +
From net realized gains	-		-	-	-	(1.47)
Total distributions	(0.04)		(0.07)	(0.02)	(0.01)	(1.47)
Net asset value, end of year	$9.10		$8.39	$7.83	$6.85	$8.33

Total Return	8.95	% (a)	8.05%	14.56%	(17.71)%	(35.74)%
Ratios / Supplemental Data:
Net assets, end of year (000's)	$84,756		$77,304	$101,530	$92,479	$112,222
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%		-	-	-	-
After expense waiver#	0.75%		0.77%	0.75%	0.74%	0.73%
Net investment income (loss) to average daily net assets	0.90%		0.33%	0.41%	0.16%	0.05%
Portfolio turnover rate	35%		28%	83%	43%	51%

*  Per share amount calculated on the average shares method.

†  Class A, Class L and Class Y commenced operations on November 1, 2004.

+  Net investment income and distributions from net investment income are less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Period ended 10/31/05+
Net asset value, beginning of year	$8.39
Income (loss) from investment operations:
Net investment income	0.01	*
Net realized and unrealized gain on investments	0.67
Total income from investment operations	0.68
Less distributions to shareholders:
From net investment income	(0.03)
Net asset value, end of year	$9.04
Total Return(a)	8.10	% (b)
Ratios / Supplemental Data:
Net assets, end of year (000's)	$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.52%
After expense waiver#	1.50%
Net investment income to average daily net assets	0.15%
Portfolio turnover rate	35%

*  Per share amount calculated on the average shares method.

+  Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L
	Year ended 10/31/05†		Year ended 10/31/05†
Net asset value, beginning of period	$7.65		$7.65
Income (loss) from investment operations:
Net investment income	0.02	*	0.06 *
Net realized and unrealized gain on investments	0.61		0.59
Total income from investment operations	0.63		0.65
Less distributions to shareholders:
From net investment income	(0.04)		(0.04)
Net asset value, end of period	$8.24		$8.26

Total Return(a)	8.20	% (b)	8.50%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$226		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%		0.91%
After expense waiver#	1.09%		0.84%
Net investment income to average daily net assets	0.28%		0.70%
Portfolio turnover rate	127%		127%

	Class Y
	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Period ended 10/31/01††
Net asset value, beginning of period	$7.65		$7.41	$6.12	$7.66	$10.00
Income (loss) from investment operations:
Net investment income	0.06	*	0.02	0.03	0.02	0.00 +
Net realized and unrealized gain (loss) on investments	0.60		0.26	1.28	(1.55)	(2.34)
Total income (loss) from investment operations	0.66		0.28	1.31	(1.53)	(2.34)
Less distributions to shareholders:
From net investment income	(0.04)		(0.04)	(0.02)	(0.01)	-
Net asset value, end of period	$8.27		$7.65	$7.41	$6.12	$7.66

Total Return	8.66	% (a)	3.83%	21.42%	(20.03)%	(23.40	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$33,336		$21,313	$20,154	$15,416	$19,186
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%		1.15%	1.40%	1.29%	1.24	% *
After expense waiver#	0.69%		0.70%	0.70%	0.70%	0.70	% *
Net investment income (loss) to average daily net assets	0.78%		0.36%	0.41%	0.20%	(0.02	)% *
Portfolio turnover rate	127%		112%	69%	65%	68	% **

*  Per share amount calculated on the average shares method.

+  Net investment income is less than $0.01 per share.

†  Class A and Class L commenced operations on November 1, 2004.

††  For the period from December 19, 2000 (commencement of operations) through October 21, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return exludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S	Class N
	Year ended 10/31/05†	Year ended 10/31/05†
Net asset value, beginning of period	$7.65	$7.65
Income (loss) from investment operations:
Net investment income	0.08 *	0.01	*
Net realized and unrealized gain on investments	0.59	0.59
Total income from investment operations	0.67	0.60
Less distributions to shareholders:
From net investment income	(0.04)	(0.03)
Net asset value, end of period	$8.28	$8.22
Total Return(a)	8.80%	7.88	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$108	$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%	1.46%
After expense waiver#	0.59%	1.40%
Net investment income to average daily net assets	0.95%	0.14%
Portfolio turnover rate	127%	127%

*  Per share amount calculated on the average shares method.

†  Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y
	Year ended 10/31/05†		Year ended 10/31/05†		Year ended 10/31/05†
Net asset value, beginning of year	$13.95		$13.95		$13.95
Income (loss) from investment operations:
Net investment loss	(0.08	)***	(0.04	)***	(0.02	)***
Net realized and unrealized gain on investments	0.84		0.84		0.84
Total income from investment operations	0.76		0.80		0.82
Net asset value, end of year	$14.71		$14.75		$14.77
Total Return(a)	5.45	% (b)	5.73%		5.88%
Ratios / Supplemental Data:
Net assets, end of year (000's)	$2,724		$1,726		$641
Ratio of expenses to average daily net assets:
Before expense waiver	1.32%		1.07%		0.92%
After expense waiver#	1.30%		1.05%		0.90%
Net investment loss to average daily net assets	(0.51)%		(0.27)%		(0.11)%
Portfolio turnover rate	32%		32%		32%

	Class S
	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Period ended 10/31/01††
Net asset value, beginning of year	$13.95		$12.80	$9.31	$9.71	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.02	0.03	0.06	0.06
Net realized and unrealized gain (loss) on investments	0.84		2.22	3.50	(0.14)	(0.34)
Total income (loss) from investment operations	0.83		2.24	3.53	(0.08)	(0.28)
Less distributions to shareholders:
From net investment income	-		(0.04)	(0.04)	(0.07)	(0.01)
From net realized gains	-		(1.05)	-	(0.25)	-
Total distributions	-		(1.09)	(0.04)	(0.32)	(0.01)
Net asset value, end of year	$14.78		$13.95	$12.80	$9.31	$9.71

Total Return	5.95	% (a)	17.48%	38.13%	(1.08)%	(2.90	)% **
Ratios / Supplemental Data:
Net assets, end of year (000's)	$101,002		$102,717	$83,165	$59,322	$59,343
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%		0.90%	0.98%	0.99%	0.99	% *
After expense waiver#	0.85%		0.85%	0.85%	0.85%	0.85	% *
Net investment income (loss) to average daily net assets	(0.07)%		0.17%	0.39%	0.52%	0.66	% *
Portfolio turnover rate	32%		66%	65%	40%	31	% **

*  Annualized.

**  Percentage represents results from the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class A, Class L and Class Y commenced operations on November 1, 2004.

††  Class S commenced operations on December 19, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Year ended 10/31/05†
Net asset value, beginning of year	$13.95
Income (loss) from investment operations:
Net investment loss	(0.12	)*
Net realized and unrealized gain on investments	0.84
Total income from investment operations	0.72
Net asset value, end of year	$14.67
Total Return(a)	5.16	% (b)
Ratios / Supplemental Data:
Net assets, end of year (000's)	$106
Ratio of expenses to average daily net assets:
Before expense waiver	1.62%
After expense waiver#	1.60%
Net investment loss to average daily net assets	(0.82)%
Portfolio turnover rate	32%

*  Per share amount calculated on the average shares method.

†  Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01
Net asset value, beginning of year	$15.79		$15.16	$11.76	$13.95	$12.72
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)*	(0.08)	(0.04)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	1.10		1.31	3.74	(1.13)	2.57
Total income (loss) from investment operations	1.05		1.23	3.70	(1.16)	2.59
Less distributions to shareholders:
From net investment income	-		-	-	(0.02)	(0.02)
Tax return of capital	-		-	(0.00)†	-	-
From net realized gains	(0.00	)†	(0.60)	(0.30)	(1.01)	(1.34)
Total distributions	(0.00)		(0.60)	(0.30)	(1.03)	(1.36)
Net asset value, end of year	$16.84		$15.79	$15.16	$11.76	$13.95

Total Return	6.74	% (a)(b)	8.13%	32.08%	(9.66)%	23.02%
Ratios / Supplemental Data:
Net assets, end of year (000's)	$411,467		$452,238	$450,972	$299,885	$220,957
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%		1.13%	1.14%	1.15%	1.19%
After expense waiver#	1.14%		N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(0.28)%		(0.45)%	(0.37)%	(0.26)%	0.20%
Portfolio turnover rate	45%		43%	53%	51%	115%

	Class L		Class Y	Class S	Class N
	Year ended 10/31/05+		Year ended 10/31/05+	Year ended 10/31/05+	Year ended 10/31/05+
Net asset value, beginning of year	$15.79		$15.79	$15.79	$15.79
Income (loss) from investment operations:
Net investment loss	(0.01	)*	0.01 *	0.03 *	(0.11	)*
Net realized and unrealized gain on investments	1.11		1.11	1.10	1.11
Total income from investment operations	1.10		1.12	1.13	1.00
Less distributions to shareholders:
From net realized gains	(0.00	) †	(0.00)†	(0.00)†	(0.00	)†
Net asset value, end of year	$16.89		$16.91	$16.92	$16.79

Total Return(a)	6.99%		7.12%	7.25%	6.36	% (b)
Ratios / Supplemental Data:
Net assets, end of year (000's)	$88,802		$14,667	$368,359	$140
Ratio of expenses to average daily net assets:
Before expense waiver	0.90%		0.80%	0.70%	1.50%
After expense waiver#	0.89%		0.79%	0.69%	1.49%
Net investment loss to average daily net assets	(0.03)%		0.07%	0.17%	(0.63)%
Portfolio turnover rate	45%		45%	45%	45%

*  Per share amount calculated on the average shares method.

†  Distributions from net realized gains and tax return of capital are less than $0.01 per share.

+  Class L, Class Y, Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S		Class N
	Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.00	***	0.05	***	0.06	***	0.07	***	0.02	***
Net realized and unrealized gain on investments	0.58		0.55		0.55		0.55		0.54
Total income from investment operations	0.58		0.60		0.61		0.62		0.56
Net asset value, end of period	$10.58		$10.60		$10.61		$10.62		$10.56

Total Return(a)	5.80	%**(b)	6.00	%**	6.10	%**	6.20	%**	5.60	%**(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,539		$245,413		$3,099		$372,258		$291
Ratio of expenses to average daily net assets:
Before expense waiver	1.50	%*	1.25	%*	1.12	%*	1.06	%*	1.79	%*
After expense waiver#	1.43	%*	1.14	%*	1.03	%*	0.89	%*	1.52	%*
Net investment income to average daily net assets	0.00	%*	0.59	%*	0.66	%*	0.85	%*	0.27	%*
Portfolio turnover rate	25	%**	25	%**	25	%**	25	%**	25	%**

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period from December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$9.64		$9.46		$6.32		$9.12		$12.06	$16.91
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.02	***	0.01	***	0.05	***	0.04 ***	(0.13	)***
Net realized and unrealized gain (loss) on investments	1.94		0.20		3.16		(2.80)		(2.98)	(1.50)
Total income (loss) from investment operations	1.97		0.22		3.17		(2.75)		(2.94)	(1.63)
Less distributions to shareholders:
From net investment income	-		(0.04)		(0.03)		(0.05)		(0.00)†	(0.02)
Tax return of capital	-		-		-		(0.00	)†	-	-
From net realized gains	-		-		-		-		-	(3.20)
Total distributions	-		(0.04)		(0.03)		(0.05)		(0.00)	(3.22)
Net asset value, end of period	$11.61		$9.64		$9.46		$6.32		$9.12	$12.06
Total Return(a)	20.44	%(c)	2.33	% **(c)	49.88%		(30.11)%		(24.37)%	(9.30)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$55,809		$46,831		$50,817		$30,849		$39,762	$26,246
Ratio of expenses to average daily net assets:
Before expense waiver	1.54%		1.53	% *	1.52%		1.53%		1.51%	1.67%
After expense waiver#	1.52%		1.52	% *(b)	1.50	% (b)	1.52	% (b)	1.50%	N/A
Net investment income (loss) to average daily net assets	0.28%		0.31	% *	0.15%		0.67%		0.42%	(0.81)%
Portfolio turnover rate	26%		32	% **	70%		40%		38%	69%
	Class L
	Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$9.69		$9.48		$6.34		$9.13		$12.07	$16.89
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.04	***	0.03	***	0.08	***	0.07 ***	(0.06	)***
Net realized and unrealized gain (loss) on investments	1.94		0.21		3.15		(2.81)		(2.99)	(1.54)
Total income (loss) from investment operations	2.00		0.25		3.18		(2.73)		(2.92)	(1.60)
Less distributions to shareholders:
From net investment income	-		(0.04)		(0.04)		(0.06)		(0.02)	(0.02)
Tax return of capital	-		-		-		(0.00	)†	-	-
From net realized gains	-		-		-		-		-	(3.20)
Total distributions	-		(0.04)		(0.04)		(0.06)		(0.02)	(3.22)
Net asset value, end of period	$11.69		$9.69		$9.48		$6.34		$9.13	$12.07
Total Return(a)	20.64%		2.66	% **	50.23%		(29.89)%		(24.18)%	(9.12)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$223,255		$185,394		$183,493		$95,876		$106,987	$67,113
Ratio of expenses to average daily net assets:
Before expense waiver	1.29%		1.28	% *	1.27%		1.28%		1.26%	1.37%
After expense waiver#	1.27%		1.27	% *(b)	1.25	% (b)	1.27	% (b)	1.25%	N/A
Net investment income (loss) to average daily net assets	0.54%		0.53	% *	0.34%		0.97%		0.66%	(0.37)%
Portfolio turnover rate	26%		32	% **	70%		40%		38%	69%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net investment income and tax return of capital are less than $0.01 per share.

††  Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001, January 1, 2002 through April 30, 2002 and the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Year ended 10/31/05††	Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$9.76	$9.54		$6.37		$9.18		$12.14	$16.95
Income (loss) from investment operations:
Net investment income	0.08 ***	0.05	***	0.05	***	0.08	***	0.08 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	1.97	0.21		3.17		(2.81)		(3.01)	(1.58)
Total income (loss) from investment operations	2.05	0.26		3.22		(2.73)		(2.93)	(1.58)
Less distributions to shareholders:
From net investment income	(0.01)	(0.04)		(0.05)		(0.08)		(0.03)	(0.03)
Tax return of capital	-	-		-		(0.00	)†	-	-
From net realized gains	-	-		-		-		-	(3.20)
Total distributions	(0.01)	(0.04)		(0.05)		(0.08)		(0.03)	(3.23)
Net asset value, end of period	$11.80	$9.76		$9.54		$6.37		$9.18	$12.14
Total Return(a)	20.95%	2.75	% **	50.60%		(29.82)%		(24.10)%	(8.97)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$59,211	$39,106		$44,227		$41,795		$51,999	$31,651
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%	1.13	% *	1.12%		1.12%		1.11%	1.18%
After expense waiver#	1.12%	1.11	% *(b)	1.10	% (b)	1.11	% (b)	1.10%	N/A
Net investment income to average daily net assets	0.69%	0.66	% *	0.64%		1.07%		0.79%	0.02%
Portfolio turnover rate	26%	32	% **	70%		40%		38%	69%
	Class S
	Year ended 10/31/05††	Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$9.78	$9.56		$6.39		$9.21		$12.16	$16.96
Income (loss) from investment operations:
Net investment income	0.08 ***	0.06	***	0.04	***	0.09	***	0.08 ***	0.04	***
Net realized and unrealized gain (loss) on investments	1.97	0.20		3.19		(2.83)		(3.00)	(1.61)
Total income (loss) from investment operations	2.05	0.26		3.23		(2.74)		(2.92)	(1.57)
Less distributions to shareholders:
From net investment income	(0.01)	(0.04)		(0.06)		(0.08)		(0.03)	(0.03)
Tax return of capital	-	-		-		(0.00	)†	-	-
From net realized gains	-	-		-		-		-	(3.20)
Total distributions	(0.01)	(0.04)		(0.06)		(0.08)		(0.03)	(3.23)
Net asset value, end of period	$11.82	$9.78		$9.56		$6.39		$9.21	$12.16
Total Return(a)	20.91%	2.75	% **	50.49%		(29.82)%		(23.99)%	(8.95)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$608,471	$524,488		$587,883		$441,475		$721,113	$1,027,623
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	1.10	% *	1.09%		1.10%		1.08%	1.12%
After expense waiver#	1.09%	1.08	% *(b)	1.07	% (b)	1.09	% (b)	1.07%	N/A
Net investment income to average daily net assets	0.72%	0.70	% *	0.58%		1.18%		0.82%	0.22%
Portfolio turnover rate	26%	32	% **	70%		40%		38%	69%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income and distibutions from tax return of capital are less than $  0.01 per share.

††  Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001, January 1, 2002 through April 30, 2002 and the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$9.58		$9.42		$6.30		$6.26
Income (loss) from investment operations:
Net investment loss	(0.00	) ***†	(0.00	) ***†	(0.01	)***	(0.00	)***†
Net realized and unrealized gain on investments	1.92		0.20		3.13		0.04
Total income from investment operations	1.92		0.20		3.12		0.04
Less distributions to shareholders:
From net investment income	-		(0.04)		(0.00	)†	-
Net asset value, end of period	$11.50		$9.58		$9.42		$6.30

Total Return(a)	20.04	%(c)	2.22	% **(c)	49.44	%(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$186		$155		$152		$102
Ratio of expenses to average daily net assets:
Before expense waiver	1.84%		1.83	% *	1.82%		-	‡
After expense waiver#	1.82	%(b)	1.82	% *(b)	1.81	%(b)	-	‡
Net investment loss to average daily net assets	(0.01)%		(0.02	)% *	(0.16)%		-	‡
Portfolio turnover rate	26%		32	% **	70%		40	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss and distributions from net investment income are less than $0.01 per share.

††  Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from January 1, 2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1.  The Fund
   MassMutual Premier Funds (formerly known as the DLB Fund Group) (the "Trust'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a "Fund'' or collectively as the "Funds''): MassMutual Premier Money Market Fund ("Money Market Fund"), MassMutual Premier Short-Duration Bond Fund ("Short-Duration Bond Fund"), MassMutual Premier Inflation-Protected Bond Fund ("Inflation-Protected Bond Fund"), MassMutual Premier Core Bond Fund (formerly known as the DLB Fixed Income Fund), ("Core Bond Fund''), MassMutual Premier Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Premier Strategic Income Fund ("Strategic Income Fund"), MassMutual Premier High Yield Fund (formerly known as the DLB High Yield Fund), ("High Yield Fund"), MassMutual Premier Balanced Fund ("Balanced Fund''), MassMutual Premier Value Fund (formerly known as the DLB Value Fund), ("Value Fund"), MassMutual Premier Enhanced Index Value Fund (formerly known as the DLB Enhanced Index Value Fund), ("Enhanced Index Value Fund"), MassMutual Premier Enhanced Index Value Fund II (formerly known as the DLB Enhanced Index Value Fund II), ("Enhanced Index Value Fund II"), MassMutual Premier Enhanced Index Core Equity Fund (formerly known as the DLB Enhanced Index Core Equity Fund), ("Enhanced Index Core Equity Fund"), MassMutual Premier Main Street Fund ("Main Street Fund"), MassMutual Premier Capital Appreciation Fund ("Capital Appreciation Fund"), MassMutual Premier Core Growth Fund (formerly known as the DLB Core Growth Fund), ("Core Growth Fund"), MassMutual Premier Enhanced Index Growth Fund (formerly known as the DLB Enhanced Index Growth Fund), ("Enhanced Index Growth Fund"), MassMutual Premier Small Capitalization Value Fund (formerly known as the DLB Small Capitalization Value Fund), ("Small Capitalization Value Fund"), MassMutual Premier Small Company Opportunities Fund (formerly known as the DLB Small Company Opportunities Fund), ("Small Company Opportunities Fund"), MassMutual Premier Global Fund ("Global Fund") and MassMutual Premier International Equity Fund ("International Equity Fund'').

The Strategic Income Fund, Main Street Fund, Capital Appreciation Fund and Global Fund commenced operations on December 31, 2004.

After the close of business on October 31, 2004, the DLB Fixed Income Fund acquired all the assets and liabilities of the MassMutual Core Bond Fund, pursuant to a plan of reorganization approved by its shareholders on October 29, 2004. The acquisition was accomplished by a tax-free exchange of 20,871,231 Class A shares, 37,098,237 Class L shares, 18,254,779 Class Y shares, 70,832,283 Class S shares and 102,518 Class N shares of the MassMutual Core Bond Fund for 20,871,231 Class A shares, 37,098,237 Class L shares, 18,254,779 Class Y shares, 70,832,283 Class S shares and 102,518 Class N shares of the DLB Fixed Income Fund, respectively. MassMutual Core Bond Fund's net assets at that date of $1,614,325,098, including $38,398,712 of net unrealized appreciation, were combined with those of the DLB Fixed Income Fund. The aggregate net assets of the DLB Fixed income Fund immediately before the acquisition were $19,860,657. The combined net assets of the DLB Fixed Income Fund immediately following the acquisition were $1,634,185,755. After the merger the DLB Fixed Income Fund changed its name to the MassMutual Premier Core Bond Fund. Because the MassMutual Core Bond Fund was considerably larger than the DLB Fixed Income Fund, the MassMutual Core Bond Fund was the accounting survivor following the merger. As the accounting survivor, the MassMutual Core Bond Fund's operating history is used for the financial reporting, marketing and advertising purposes.

After the close of business on October 31, 2004, the DLB Value Fund acquired all the assets and liabilities of the MassMutual Core Value Equity Fund, pursuant to a plan of reorganization approved by its shareholders on October 29, 2004. the acquisition was accomplished by a tax-free exchange of 2,222,591 Class A shares, 9,278,184 Class L shares, 569,225 Class Y shares, 80,588,085 Class S shares and 45,790 Class N shares of the MassMutual Core Value Equity Fund for 707,765 Class A shares, 3,026,051 Class L shares, 187,772 Class Y shares, 26,798,217 Class S shares and 14,354 Class N shares

Notes to Financial Statements (Continued)

of the DLB Value Fund, respectively. MassMutual Core Value Equity Fund's net assets at that date of $487,751,093, including $92,568,595 of net unrealized appreciation, were combined with those of the DLB Value Fund. The aggregate net assets of the DLB Value Fund immediately before the acquisition were $70,730,178. The combined net assets of the DLB Value Fund immediately following the acquisition were $558,481,271. After the merger the DLB Value Fund changed its name to the MassMutual Premier Value Fund.

After the close of business on October 31, 2004, the DLB Small Company Opportunities Fund acquired all the assets and liabilities of the MassMutual Small Cap Equity Fund, pursuant to a plan of reorganization approved by its shareholders on October 29, 2004. The acquisition was accomplished by a tax-free exchange of 671,761 Class A shares, 5,875,013 Class L shares, 938,094 Class Y shares, 26,185,578 Class S shares and 10,032 Class N shares of the MassMutual Small Cap Equity Fund for 562,186 Class A shares, 4,950,860 Class L shares, 792,067 Class Y shares, 22,220,065 Class S shares and 8,314 Class N shares of DLB Small Company Opportunities Fund, respectively. MassMutual Small Cap Equity Fund's net assets at that date of $450,543,835, including $75,202,221 of net unrealized appreciation, were combined with those of the DLB Small Company Opportunities Fund. The aggregate net assets of the DLB Small Company Opportunities Fund immediately before the acquisition were $452,237,726. The combined net assets of the DLB Small Company Opportunities Fund immediately following the acquisition were $902,781,561. After the merger the DLB Small Company Opportunities Fund changed its name to the MassMutual Premier Small Company Opportunities Fund.

After the close of business on October 31, 2004, each of the DLB Money Market Fund, DLB Short-Duration Bond Fund, DLB Inflation-Protected Bond Fund, DLB Diversified Bond Fund, DLB Balanced Fund, and DLB International Equity Fund (each a "New Fund") acquired all of the assets and liabilities of the MassMutual Money Market Fund, MassMutual Short-Duration Bond Fund, MassMutual Inflation-Protected Bond Fund, MassMutual Diversified Bond Fund, MassMutual Balanced Fund, and MassMutual International Equity Fund (each a "Fund"), respectively, pursuant to agreements and plans of reorganization that were approved by each Fund's respective shareholders on October 29, 2004. Each acquisition was accomplished by a tax-free transfer of all of the assets of each Fund to the corresponding New Fund in exchange for shares of the New Fund and the assumption by the New Fund of all the liabilities of the Fund. After the merger, each of the DLB Money Market Fund, DLB Short-Duration Bond Fund, DLB Inflation-Protected Bond Fund, DLB Diversified Bond Fund, DLB Balanced Fund, and DLB International Equity Fund changed its name to the MassMutual Premier Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier Balanced Fund, and MassMutual Premier International Equity Fund, respectively.

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2.  Significant Accounting Policies
   The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)

Investment Valuation
   Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trust's Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust's foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending
   Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

Notes to Financial Statements (Continued)

At October 31, 2005, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Short-Duration Bond Fund	$25,486,857	$26,010,550
Core Bond Fund	314,839,655	323,125,403
Strategic Income Fund	11,509,605	11,855,936
High Yield Fund	13,014,418	13,328,688
Balanced Fund	15,938,905	16,447,589
Value Fund	45,871,023	47,517,979
Enhanced Index Value Fund	8,206,940	8,463,306
Enhanced Index Value Fund II	15,522,848	16,032,776
Enhanced Index Core Equity Fund	1,431,390	1,487,559
Main Street Fund	15,209,822	15,690,945
Capital Appreciation Fund	50,331,118	52,031,424
Core Growth Fund	15,648,281	16,120,388
Enhanced Index Growth Fund	1,806,666	1,866,250
Small Capitalization Value Fund	10,915,666	11,414,398
Small Company Opportunities Fund	58,135,677	60,872,344
Global Fund	68,146,437	71,696,603
International Equity Fund	76,530,588	80,757,461

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in process of recall from the brokers. At October 31, 2005, the Funds listed below had securities on loan with pending sales.

Market Value of Pending Sales
Balanced Fund	$255,355
Enhanced Index Value Fund	3,113,637
Enhanced Index Value Fund II	130,866
Enhanced Index Core Equity Fund	70,620
Enhanced Index Growth Fund	66,488

As securities lending agent, the Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended October 31, 2005, the Trust earned securities lending agent fees as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Short-Duration Bond Fund	$1,073,915	$971,955	$101,960
Core Bond Fund	4,820,262	4,541,773	278,489
Strategic Income Fund	323,151	266,013	57,138
High Yield Fund	353,498	287,260	66,238
Balanced Fund	526,868	504,926	21,942
Value Fund	1,075,913	1,051,083	24,830
Enhanced Index Value Fund	156,329	146,555	9,774
Enhanced Index Value Fund II	501,859	469,737	32,122
Enhanced Index Core Equity Fund	67,817	65,822	1,995
Main Street Fund	606,631	583,993	22,638
Capital Appreciation Fund	1,574,805	1,527,541	47,264
Core Growth Fund	332,682	318,760	13,922
Enhanced Index Growth Fund	70,343	67,435	2,908
Small Capitalization Value Fund	424,341	408,876	15,465
Small Company Opportunities Fund	2,321,935	2,231,892	90,043
Global Fund	2,139,404	1,906,599	232,805
International Equity Fund	3,037,323	2,591,665	445,658

Notes to Financial Statements (Continued)

Repurchase Agreements
   Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments
   Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Tax
   It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code''), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

Dividends and Distributions to Shareholders
   Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

	Paid-in Capital	Accumulated Net Realized Gain (Loss) on Investments	Undistributed Net Investment Income (Loss)
Money Market Fund	$(4)	$(7,548)	$7,552
Short-Duration Bond Fund	3	(4,027,758)	4,027,755
Inflation-Protected Bond Fund	(1,000)	(897,706)	898,706
Core Bond Fund	346,496	(10,533,537)	10,187,041
Diversified Bond Fund	503	(1,618,909)	1,618,406
Strategic Income Fund	286,195	1,852,794	(2,138,989)
High Yield Fund	150	-	(150)
Balanced Fund	-	(389,529)	389,529
Value Fund	147,918,551	(147,881,840)	(36,711)
Enhanced Index Value Fund	1	24,999	(25,000)
Enhanced Index Value Fund II	-	78,575	(78,575)
Enhanced Index Core Equity Fund	2,578	1,569	(4,147)
Main Street Fund	-	2,877	(2,877)
Capital Appreciation Fund	-	94,094	(94,094)
Enhanced Index Growth Fund	(1,876)	2,225	(349)
Small Capitalization Value Fund	(5,908)	(74,563)	80,471
Small Company Opportunities Fund	728,336	(1,350,900)	622,564
Global Fund	-	349,773	(349,773)
International Equity Fund	-	(1,946,437)	1,946,437

Notes to Financial Statements (Continued)

Foreign Currency Translation
   The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency
Contracts
   Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of open forward currency contracts for the Strategic Income Fund at October 31, 2005 is as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund
BUYS
11/15/05	Argentinian Peso	6,000,000	$2,028,075	$1,990,379	$(37,696)
11/15/05	Australian Dollar	2,740,000	2,061,727	2,059,794	(1,933)
12/05/05	Australian Dollar	1,380,000	1,046,937	1,036,596	(10,341)
03/07/06	Brazilian Real	11,888,000	4,564,152	5,054,155	490,003
04/28/06	Brazilian Real	650,000	224,138	271,862	47,724
09/22/06	Brazilian Real	10,365,000	4,001,930	4,160,284	158,354
09/25/06	Brazilian Real	4,320,000	1,671,180	1,731,852	60,672
10/31/06	Brazilian Real	2,500,000	985,317	987,859	2,542
11/03/05	Brazilian Real	1,860,000	678,502	821,736	143,234
11/16/05	Brazilian Real	2,400,000	1,059,837	1,060,305	468
03/09/06	British Pound Sterling	800,000	1,416,986	1,415,486	(1,500)
11/09/05	British Pound Sterling	2,600,000	4,567,765	4,628,805	61,040
01/23/06	Canadian Dollar	1,350,000	1,154,833	1,147,298	(7,535)
01/06/06	Chilean Peso	140,000,000	265,026	256,985	(8,041)

Notes to Financial Statements (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)
12/22/05	Chilean Peso	140,000,000	$261,682	$257,106	$(4,576)
11/16/05	Czech Republic Koruna	25,600,000	1,030,156	1,043,586	13,430
11/01/05	Euro Dollar	350,000	425,250	422,399	(2,851)
11/18/05	Euro Dollar	2,120,000	2,627,655	2,558,533	(69,122)
11/21/05	Euro Dollar	7,465,000	9,175,756	9,009,172	(166,584)
11/22/05	Euro Dollar	2,820,000	3,453,747	3,403,331	(50,416)
11/23/05	Euro Dollar	8,560,000	10,528,325	10,330,678	(197,647)
11/14/05	Hungarian Forint	57,000,000	273,591	274,415	824
11/16/05	Hungarian Forint	432,000,000	2,047,826	2,079,780	31,954
11/16/05	Indian Rupee	184,000,000	4,068,661	4,080,727	12,066
01/04/06	Indonesian Rupiah	7,380,000,000	696,882	729,551	32,669
01/05/06	Indonesian Rupiah	4,850,000,000	461,685	479,455	17,770
11/29/05	Indonesian Rupiah	1,675,000,000	155,817	165,514	9,697
01/04/06	Japanese Yen	898,000,000	7,929,516	7,770,855	(158,661)
01/05/06	Japanese Yen	386,000,000	3,401,238	3,340,657	(60,581)
01/06/06	Japanese Yen	625,000,000	5,470,502	5,409,743	(60,759)
03/09/06	Japanese Yen	565,000,000	5,153,403	4,927,829	(225,574)
11/01/05	Japanese Yen	49,000,000	425,384	422,979	(2,405)
11/16/05	Japanese Yen	118,000,000	1,022,708	1,018,602	(4,106)
11/17/05	Japanese Yen	1,794,000,000	16,851,686	15,486,210	(1,365,476)
11/18/05	Japanese Yen	193,000,000	1,772,805	1,666,019	(106,786)
11/22/05	Japanese Yen	1,041,000,000	9,522,779	8,986,145	(536,634)
11/28/05	Japanese Yen	54,000,000	501,500	466,140	(35,360)
04/25/06	Mexican Peso	8,100,000	727,371	734,079	6,708
11/15/05	Mexican Peso	22,600,000	2,077,495	2,084,198	6,703
11/07/05	New Turkish Lira	375,000	278,210	278,397	187
11/16/05	New Turkish Lira	1,380,000	1,006,051	1,024,499	18,448
11/16/05	New Zealand Dollar	3,020,000	2,109,342	2,128,649	19,307
01/20/06	Norwegian Krone	6,450,000	997,217	996,211	(1,006)
11/15/05	Philippine Peso	117,000,000	2,095,497	2,131,342	35,845
11/15/05	Polish Zloty	1,330,000	408,539	402,281	(6,258)
11/14/05	Slovakia Koruna	8,900,000	288,727	275,215	(13,512)
12/05/05	Slovakia Koruna	21,440,000	675,059	662,990	(12,069)
12/21/05	Slovakia Koruna	6,650,000	210,830	204,983	(5,847)
11/16/05	South African Rand	13,200,000	1,993,912	1,970,208	(23,704)
11/16/05	Swedish Krona	8,100,000	1,017,652	1,022,992	5,340
01/19/06	Swiss Franc	8,350,000	6,488,385	6,514,379	25,994
11/15/05	Swiss Franc	1,350,000	1,045,879	1,054,317	8,438
11/21/05	Swiss Franc	4,505,000	3,497,807	3,518,294	20,487
01/17/06	Thai Baht	39,000,000	950,756	956,078	5,322
11/15/05	Thai Baht	42,900,000	1,050,955	1,052,373	1,418
					$(1,940,336)
SELLS
11/15/05	Argentinian Peso	6,000,000	2,002,723	1,990,379	12,344
11/15/05	Australian Dollar	2,740,000	2,049,863	2,059,794	(9,931)
12/05/05	Australian Dollar	3,340,000	2,478,280	2,508,862	(30,582)
03/07/06	Brazilian Real	11,888,000	4,890,173	5,054,155	(163,982)
11/03/05	Brazilian Real	620,000	271,573	273,912	(2,339)
01/17/06	British Pound Sterling	1,460,000	2,579,788	2,583,049	(3,261)

Notes to Financial Statements (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)
03/08/06	British Pound Sterling	400,000	$722,372	$707,740	$14,632
03/09/06	British Pound Sterling	700,000	1,246,404	1,238,550	7,854
11/09/05	British Pound Sterling	2,600,000	4,907,391	4,628,805	278,586
02/17/06	Canadian Dollar	565,000	473,993	480,488	(6,495)
11/16/05	Czech Republic Koruna	51,200,000	2,066,459	2,087,172	(20,713)
01/17/06	Euro Dollar	1,760,000	2,120,747	2,116,818	3,929
01/18/06	Euro Dollar	1,730,000	2,090,895	2,080,853	10,042
01/19/06	Euro Dollar	1,795,000	2,158,811	2,159,157	(346)
01/20/06	Euro Dollar	820,000	987,518	986,411	1,107
03/08/06	Euro Dollar	900,000	1,112,454	1,085,597	26,857
03/09/06	Euro Dollar	1,450,000	1,814,948	1,749,120	65,828
11/01/05	Euro Dollar	350,000	423,080	422,399	681
11/18/05	Euro Dollar	2,120,000	2,611,511	2,558,533	52,978
11/21/05	Euro Dollar	7,465,000	9,113,457	9,009,172	104,285
11/22/05	Euro Dollar	2,820,000	3,453,120	3,403,331	49,789
11/23/05	Euro Dollar	8,560,000	10,535,990	10,330,678	205,312
12/05/05	Euro Dollar	550,000	673,237	663,509	9,728
11/16/05	Hungarian Forint	432,000,000	2,058,863	2,079,780	(20,917)
11/16/05	Indian Rupee	138,000,000	3,056,854	3,060,546	(3,692)
01/04/06	Indonesian Rupiah	4,930,000,000	462,911	487,356	(24,445)
11/29/05	Indonesian Rupiah	1,675,000,000	159,613	165,514	(5,901)
01/04/06	Japanese Yen	441,000,000	3,937,500	3,816,199	121,301
03/08/06	Japanese Yen	90,000,000	862,441	784,866	77,575
03/09/06	Japanese Yen	420,000,000	3,852,391	3,663,165	189,226
11/01/05	Japanese Yen	49,000,000	423,582	422,979	603
11/16/05	Japanese Yen	236,000,000	2,046,578	2,037,205	9,373
11/17/05	Japanese Yen	1,794,000,000	16,486,997	15,486,210	1,000,787
11/18/05	Japanese Yen	193,000,000	1,764,275	1,666,019	98,256
11/22/05	Japanese Yen	1,041,000,000	9,351,199	8,986,145	365,054
11/28/05	Japanese Yen	54,000,000	497,027	466,140	30,887
11/01/05	Mexican Peso	1,686	154	155	(1)
11/15/05	Mexican Peso	11,300,000	1,036,745	1,042,099	(5,354)
11/16/05	New Zealand Dollar	3,020,000	2,103,196	2,128,649	(25,453)
01/20/06	Norwegian Krone	6,450,000	1,006,664	996,211	10,453
11/15/05	Philippine Peso	58,500,000	1,041,352	1,065,671	(24,319)
11/15/05	Polish Zloty	1,330,000	387,766	402,281	(14,515)
01/11/06	South African Rand	3,330,000	501,431	494,075	7,356
11/15/05	South African Rand	2,000,000	287,294	298,516	(11,222)
11/16/05	South African Rand	13,200,000	1,996,334	1,970,208	26,126
11/16/05	Swedish Krona	16,200,000	2,050,172	2,045,984	4,188
11/15/05	Swiss Franc	2,700,000	2,090,243	2,108,634	(18,391)
11/21/05	Swiss Franc	4,505,000	3,606,683	3,518,294	88,389
11/15/05	Taiwan Dollar	34,600,000	1,032,404	1,031,251	1,153
11/15/05	Thai Baht	42,900,000	1,047,517	1,052,373	(4,856)
					$2,477,964

Notes to Financial Statements (Continued)

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments
    Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed or the when-issued or delayed delivery security is received, the Funds record a realized gain or loss equal to the difference between the value of the contract or security at the time it was opened or purchased and the value of the contract or the security at the time it was extinguished or received. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

See the Portfolio of Investments for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund for forward commitments held as of October 31, 2005.

A summary of open obligations for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund under these forward commitments at October 31, 2005 is as follows:

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
FNMA TBA
5.5% 11/01/2020	November-05	$11,600,000	$11,723,250	$11,672,500	$(50,750)
5.5% 11/01/2035	November-05	15,539,000	15,489,325	15,326,552	(162,773)
					$(213,523)
Core Bond Fund
FNMA TBA
5.0% 11/01/2035	November-05	$25,150,000	$24,493,742	$24,199,016	$(294,726)
5.5% 11/01/2020	November-05	38,650,000	39,060,656	38,891,563	(169,093)
5.5% 11/01/2035	November-05	94,788,000	94,505,369	93,492,068	(1,013,301)
					$(1,477,121)
Diversified Bond Fund
FNMA TBA
5.0% 11/01/2035	November-05	$9,500,000	$9,252,109	$9,140,781	$(111,328)
5.5% 11/01/2020	November-05	8,000,000	8,085,000	8,050,000	(35,000)
5.5% 11/01/2035	November-05	1,887,000	1,881,398	1,861,201	(20,197)
					$(166,525)

Notes to Financial Statements (Continued)

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund
FNMA TBA
4.5% 11/01/2019	November-05	$351,000	$342,719	$339,401	$(3,318)
4.5% 12/01/2020	December-05	1,390,000	1,347,168	1,342,762	(4,406)
5.0% 11/01/2035	November-05	3,498,000	3,416,616	3,365,732	(50,884)
5.5% 11/01/2035	November-05	3,766,000	3,750,701	3,714,512	(36,189)
6.0% 11/01/2020	November-05	808,000	829,925	826,180	(3,745)
6.0% 11/01/2035	November-05	992,000	1,006,406	1,000,293	(6,113)
6.5% 11/01/2035	November-05	1,647,000	1,693,064	1,689,976	(3,088)
6.5% 12/01/2035	December-05	374,000	383,467	383,292	(175)
					$(107,918)
Balanced Fund
FNMA TBA
5.0% 11/01/2035	November-05	$1,700,000	$1,655,641	$1,635,719	$(19,922)
5.5% 11/01/2020	November-05	1,750,000	1,768,594	1,760,938	(7,656)
5.5% 11/01/2035	November-05	675,000	672,996	665,771	(7,225)
					$(34,803)

Financial Futures Contracts
   The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the High Yield Fund, the Balanced Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Enhanced Index Growth Fund, the Small Capitalization Value Fund, the Global Fund and the International Equity Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at October 31, 2005 is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
BUYS
650	90 Day Eurodollar	12/18/06	$154,635,000	$(651,302)
SELLS
650	90 Day Eurodollar	06/18/07	(154,659,375)	$598,587

Notes to Financial Statements (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation/ (Depreciation)
Core Bond Fund
BUYS
2,250	90 Day Eurodollar	12/18/06	$535,275,000	$(2,254,506)
490	U.S Treasury Note 5 year	12/30/05	51,886,406	(285,495)
310	U.S. Treasury Note 5 year	12/30/05	32,826,094	(1,401)
				$(2,541,402)
SELLS
2,250	90 Day Eurodollar	06/18/07	535,359,375	$2,072,031
Diversified Bond Fund
BUYS
450	90 Day Eurodollar	12/18/06	$107,055,000	$(450,900)
175	U.S Treasury Note 5 year	12/30/05	18,530,859	(41,260)
				$(492,160)
SELLS
450	90 Day Eurodollar	6/18/07	107,071,875	$414,406
Strategic Income Fund
BUYS
5	CAC40 Index	11/18/05	$267,892	$989
3	IBEX 35 Index	11/21/05	379,127	1,316
4	Japanese Government Bond 10 year	12/08/05	473,219	(1,479)
27	NASDAQ 100 Index	12/17/05	856,710	14,359
2	S&P/MIB Index	12/16/05	395,474	(19,157)
5	SPI 200 Index	12/15/05	418,913	(6,064)
17	U.S. Long Bond	12/30/05	1,903,469	2,671
124	U.S. Treasury Note 10 year	12/30/05	13,448,188	(97,763)
				$(105,128)
SELLS
10	Dax Index	12/19/05	1,486,544	21,268
25	Euro Bund	11/23/05	3,633,237	34,510
12	FTSE 100 Index	12/16/05	1,137,084	23,876
1	Long Gilt Index	12/30/05	199,911	(165)
9	Nikkei 225 Index	12/08/05	1,058,138	(52,956)
15	S&P 500 Index	12/17/05	4,536,750	104,932
60	U.S. Treasury Note 2 year	12/30/05	12,312,188	57,563
31	U.S. Treasury Note 5 year	12/30/05	3,282,609	38,406
				$227,434
Balanced Fund
BUYS
100	90 Day Eurodollar	12/18/06	$23,790,000	$(100,200)
35	U.S Treasury Note 5 year	12/30/05	3,706,172	(8,740)
				$(108,940)
SELLS
100	90 Day Eurodollar	06/18/07	23,793,750	$92,090

Options
   The Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the

Notes to Financial Statements (Continued)

instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Schedule of Investments of the Strategic Income Fund for open purchased options contracts as of October 31, 2005.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Notes to Financial Statements (Continued)

A summary of open written option contracts for the Strategic Income Fund at October 31, 2005, is as follows:

Notional Amount	Expiration Date	Description	Premiums	Market Value
$2,680,000	2/9/2006	U.S. Dollar, Put, Strike 4.740	$10,988	$11,493

Transactions in options written for the Strategic Income Fund during the year ended October 31, 2005 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2004	-	$-
Options written	16,163,200	69,595
Options terminated in closing purchase transactions	(13,483,200)	(58,607)
Options outstanding at October 31, 2005	2,680,000	$10,988

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps
   The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as "swap transactions").

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchase of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund's potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid.

Notes to Financial Statements (Continued)

When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

A summary of open swap agreements for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at October 31, 2005, is as follows:

Short-Duration Bond

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
2,500,000 USD	12/20/10	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% per year times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$4,440
5,000,000 USD	12/20/10	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% per year times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(1,070)
			$3,370

Core Bond Fund

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
8,500,000 USD	12/20/10	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% per year times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$15,094
17,000,000 USD	12/20/10	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% per year times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(11,265)
			$3,829

Notes to Financial Statements (Continued)

Diversified Bond Fund

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
1,700,000 USD	12/20/10	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% per year times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$3,019
3,500,000 USD	12/20/10	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% per year times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(749)
Interest Rate Swaps
5,287,500 USD	5/4/09	Agreement with Bank of America dated 4/29/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	64,057
11,857,500 USD	5/4/25	Agreement with Bank of America dated 4/29/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	32,707
9,667,500 USD	5/4/12	Agreement with Bank of America dated 4/29/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(112,140)
7,140,000 USD	5/4/35	Agreement with Bank of America dated 4/29/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(13,601)
			$(26,707)

Strategic Income Fund

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
2,170,000 USD	6/20/10	Agreement with Citigroup, dated 6/16/05 to pay 0.25% per year times the notional amount. The Fund receives payment only upon a default of Russian Bond, 1.09%, due 6/20/2010.	$(34,348)
3,800,000 USD	6/20/07	Agreement with Citigroup, dated 6/16/05 to receive 0.25% per year times the notional amount. The Fund makes payment only upon a default event of Russian Bond, 0.70%, due 6/20/2007.	11,648
150,000 USD	11/11/09	Agreement with Lehman Brothers Special Financing Inc., dated 8/24/05 to pay 2.37% per year times the notional amount. The Fund receives payment only upon a default of Republic of Turkey CD, due 11/11/2009.	(10,416)

Notes to Financial Statements (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
Credit Default Swaps (continued)
335,000 USD	11/11/06	Agreement with Lehman Brothers Special Financing Inc., dated 8/24/05 to receive 0.81% per year times the notional amount. The Fund makes payment only upon a default of Republic of Turkey CD, 11.875% due 11/15/2030.	$3,896
350,000 USD	8/20/15	Agreement with Morgan Stanley, dated 7/29/05 to pay 3.70% per year times the notional amount. The Fund receives payment only upon a default of Republic of Colombia Bond, 10.375% due 1/28/2033.	(11,021)
2,100,000 USD	10/20/10	Agreement with Morgan Stanley, dated 10/01/05 to pay 1.65% per year times the notional amount. The Fund receives payment only upon a default event of 5 year Ukraine CD.	15,163
Interest Rate Swaps
490,000 USD	5/13/15	Agreement with Deutsche Bank, dated 5/13/05 to receive the notional amount multiplied by 5.46% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	52,945
270,000 USD	6/23/15	Agreement with Deutsche Bank, dated 6/21/05 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	18,613
385,000 PLN	7/1/10	Agreement with First Boston Corp., dated 6/29/05 to receive the notional amount multiplied by 4.48% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	(3,268)
2,670,000 MXN	7/9/15	Agreement with First Boston Corp., dated 7/20/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	4,401
1,100,000 MXN	3/5/15	Agreement with J. Aron & Co., dated 3/16/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	7,842
870,000 USD	1/2/07	Agreement with J. Aron & Co., dated 3/17/05 to receive the notional amount multiplied by 18.00% and to pay the notional amount multiplied by the Brazilian Floating Rate CDI.	3,293
722,000 BRL	1/2/08	Agreement with J. Aron & Co., dated 4/12/05 to receive the notional amount multiplied by 18.16% and to pay the notional amount multiplied by the Brazilian Floating Rate CDI.	2,530
2,710,000 MXN	5/8/15	Agreement with J. Aron & Co., dated 5/19/05 to receive the notional amount multiplied by 10.70% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	17,966
2,325,000 MXN	5/29/15	Agreement with J. Aron & Co., dated 6/09/05 to receive the notional amount multiplied by 10.43% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	10,877

Notes to Financial Statements (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps (continued)
2,325,000 MXN	6/1/15	Agreement with J. Aron & Co., dated 6/10/05 to receive the notional amount multiplied by 10.30% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	$9,090
360,000 MXN	6/04/15	Agreement with J. Aron & Co., dated 6/15/05 to receive the notional amount multiplied by 10.29% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	1,383
712,582 BRL	1/2/08	Agreement with J. Aron & Co., dated 6/17/05 to receive the notional amount multiplied by 17.18% and to pay the notional amount multiplied by the Floating Rate BZDIOVRA Index.	805
1,340,000 MXN	6/24/15	Agreement with J. Aron & Co., dated 7/05/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	2,802
1,570,000 MXN	8/31/20	Agreement with J. Aron & Co., dated 9/19/05 to receive the notional amount multiplied by 9.41% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	(5,132)
4,700,000 MXN	8/26/25	Agreement with J. Aron & Co, dated 9/20/05 to receive the notional amount multiplied by 9.51% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	(16,478)
3,120,000 MXN	8/28/25	Agreement with J. Aron & Co, dated 9/22/05 to receive the notional amount multiplied by 9.50% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	(11,228)
2,600,000 MXN	8/17/15	Agreement with JP Morgan, dated 8/29/05 to receive the notional amount multiplied by 9.76% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	411
16,000,000 USD	9/1/10	Agreement with JP Morgan, dated 9/01/05 to receive the notional amount multiplied by 4.43% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(336,776)
1,340,000 PLN	7/5/10	Agreement with Lehman Brothers, dated 6/30/05 to receive the notional amount multiplied by 4.53% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	(2,952)
2,650,000 MXN	7/9/15	Agreement with Lehman Brothers, dated 7/20/05 to receive the notional amount multiplied by 9.99% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	5,360
1,470,000 ZAR	5/18/10	Agreement with Morgan Stanley, dated 5/18/05 to receive the notional amount multiplied by 8.14% and to pay the notional amount multiplied by the Floating Rate JIBA3M Index.	1,036
1,000,000 USD	1/2/07	Agreement with Morgan Stanley, dated 7/07/05 to receive the notional amount multiplied by 17.590% and to pay the notional amount multiplied by the Floating Rate BZDIOVRA Index.	2,490

Notes to Financial Statements (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps (continued)
46,000,000 JPY	10/5/13	Agreement with Morgan Stanley, dated 10/05/05 to receive the notional amount multiplied by 0.67% and to pay the notional amount multiplied by the JY0006M Index.	1,309
157,000,000 JPY	10/5/08	Agreement with Morgan Stanley, dated 10/05/05 to pay the notional amount multiplied by 1.522% and to recieve the notional amount multiplied by the JPY0006M Index.	(1,780)
80,000 PLN	3/24/10	Agreement with Salomon Brothers dated 3/22/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	1,103
128,000 PLN	3/24/10	Agreement with Salomon Brothers dated 3/24/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	1,804
			$(256,632)

Balanced Fund

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
400,000 USD	12/20/10	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% per year times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$710
750,000 USD	12/20/10	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% per year times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(160)
			$550

BRL Brazilian Lira
JPY Japanese Yen
MXN Mexican Peso
PLN Polish Zloty
USD United States Dollar
ZAR South African Rand

Dollar Roll
Transactions
   The Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed security to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive the interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund. A Fund is compensated for agreeing to repurchase the security by

Notes to Financial Statements (Continued)

the difference between the current sales price and the price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may be renewed over a period of several months with a different repurchaser or repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, a Fund may enter into a dollar roll transaction involving a security not then in the Fund's portfolio.

A Fund will segregate cash or other liquid securities in an amount sufficient to meet its obligations under dollar roll transactions or otherwise cover its obligations as permitted by applicable law. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For example, if the counterparty were to become insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the market value of the securities sold by the Fund may decline below the repurchase price of those securities to be purchased.

For the year ended October 31, 2005, the Strategic Income Fund earned $210,694 in interest income from dollar roll transactions.

Inflation-Indexed
Bonds
   The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward (but not below the original principal value in the case of U.S. Treasury inflation-indexed bonds), and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Notes to Financial Statements (Continued)

Allocation of
Operating Activity
   In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign
Securities
   The Global Fund invests a significant amount of its assets and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.  Management Fees and Other Transactions

Investment Management Fees
   Under agreements between the Trust and Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual received advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

Money Market Fund	0.35%	Enhanced Index Value Fund II	0.50%

Short-Duration Bond Fund	0.40%	Enhanced Index Core Equity Fund	0.50%

Inflation-Protected Bond Fund	0.48%	Main Street Fund	0.65%

Core Bond Fund	0.48%	Capital Appreciation Fund	0.65%

Diversified Bond Fund	0.50%	Core Growth Fund	0.55%

Strategic Income Fund	0.55%	Enhanced Index Growth Fund	0.50%

High Yield Fund	0.50%	Small Capitalization Value Fund	0.70%

Balanced Fund	0.48%	Small Company Opportunities Fund	0.58%

Value Fund	0.50%	Global Fund	0.80%

Enhanced Index Value Fund	0.50%	International Equity Fund	0.85%

MassMutual has entered into investment sub-advisory agreements with Babson Capital Management LLC ("Babson Capital") pursuant to which Babson Capital serves as certain Funds' sub-adviser providing day-to-day management of the Funds' investments. Babson Capital is a wholly-owned subsidiary of MassMutual Holding LLC, which is a controlled subsidiary of MassMutual. During the period, Babson Capital received a sub-advisory fee from MassMutual equal to an annual rate of 0.05% of the average daily net assets of the Money Market Fund, 0.08% of the average daily net assets of the Short-Duration Bond Fund, 0.08% of the average daily net assets of the Inflation-Protected Bond Fund, 0.10% of the average daily net assets of the Core Bond Fund, 0.10% of the average daily net assets of the Diversified Bond Fund, 0.20% of the average daily net assets of the High Yield Fund, 0.09% on the portion of the average daily net assets invested in fixed income securities and 0.25% on the portion of the average daily net assets invested in equity securities of the Balanced Fund, 0.25% for the first $600 million of the average daily net assets and 0.15% of the average daily net assets over $600 million of the Value Fund, 0.25% of the average daily net assets of the Enhanced Index Value Fund, 0.25% of the average daily net assets of the Enhanced Index Value Fund II, 0.25% of the average daily net assets of the Enhanced Index Core Equity Fund, 0.25% of the average daily net assets of the Core Growth Fund, 0.25% of the average daily net assets of the Enhanced Index Growth Fund, 0.40% of the average daily net assets of the Small

Notes to Financial Statements (Continued)

Capitalization Value Fund, 0.40% for the first $1 billion of the average daily net assets and 0.30% of the average daily net assets over $1 billion of the Small Company Opportunities Fund.

MassMutual has entered into investment sub-advisory agreements with its indirect subsidiary OppenheimerFunds, Inc. ("OFI"). These agreements provide that OFI manage the investment and reinvestment of the assets of the Strategic Income Fund, Main Street Fund, Capital Appreciation Fund, Global Fund and International Equity Fund. OFI received a fee equal to an annual rate of 0.49% of the first $225 million, 0.32% of the next $275 million and 0.25% on any excess over $500 million of the average daily net assets of the Strategic Income Fund, 0.33% of the first $1 billion and 0.30% on any excess over $1 billion of the average daily net assets of the Main Street Fund, 0.42% of the first $700 million, 0.40% of the next $300 million and 0.375% on any excess over $1 billion of the average daily net assets of the Capital Appreciation Fund, 0.58% of the first $475 million, 0.50% of the next $525 million and 0.45% on any excess over $1 billion of the average daily net assets of the Global Fund and 0.50% of the average daily net assets of the International Equity Fund.

Administration Fees
   Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual received an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

	Class A	Class L	Class Y	Class S	Class N
Money Market Fund	0.3266%	0.3266%	0.1766%	0.0766%	N/A
Short-Duration Bond Fund	0.3189%	0.3189%	0.1689%	0.1189%	0.3689%
Inflation-Protected Bond Fund	0.2808%	0.2808%	0.1308%	0.0308%	0.3308%
Core Bond Fund	0.2851%	0.2851%	0.1351%	0.0851%	0.3551%
Diversified Bond Fund	0.3660%	0.3760%	0.2160%	0.1660%	0.4160%
Strategic Income Fund	0.3400%	0.3400%	0.1900%	0.1400%	0.3900%
High Yield Fund	0.3443%	0.3443%	0.1943%	0.1443%	0.3943%
Balanced Fund	0.3968%	0.3968%	0.2468%	0.0868%	0.4568%
Value Fund	0.3158%	0.2758%	0.1658%	0.0658%	0.3758%
Enhanced Index Value Fund	0.3085%	0.3085%	0.1585%	0.0585%	0.3685%
Enhanced Index Value Fund II	0.3085%	0.3085%	0.1585%	0.0585%	0.3685%
Enhanced Index Core Equity Fund	0.2663%	0.2663%	0.1163%	0.0663%	0.3163%
Main Street Fund	0.3100%	0.3100%	0.1600%	0.1100%	0.3600%
Capital Appreciation Fund	0.3000%	0.3000%	0.1500%	0.1000%	0.3500%
Core Growth Fund	0.3571%	0.3571%	0.2071%	0.1571%	0.4071%
Enhanced Index Growth Fund	0.2144%	0.2144%	0.0644%	0.0144%	0.2644%
Small Capitalization Value Fund	0.3150%	0.3150%	0.1650%	0.1150%	0.3650%
Small Company Opportunities Fund	0.2971%	0.2971%	0.1971%	0.0971%	0.3971%
Global Fund	0.3600%	0.3600%	0.2100%	0.1800%	0.4100%
International Equity Fund	0.3192%	0.3192%	0.1692%	0.1392%	0.3692%

Distribution and
Service Fees
   MML Distributors, LLC (the "Distributor'') acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each fund pay a fee of 0.25% of the average daily net asset value of the Fund to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each fund pay a fee of 0.50% of the average daily net asset value of the Fund as follows: 0.25% of the average daily net asset value of the Fund to the Distributor for services provided and expenses incurred by its connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of the Fund to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent

Notes to Financial Statements (Continued)

by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the "Sub-Distributor") acts as sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority owned subsidiary of MassMutual.

Expense Caps and
Waivers
   MassMutual agreed to cap the fees and expenses of the following Funds through March 1, 2006, as follows:

	Class A	Class L	Class Y	Class S	Class N
Money Market Fund	0.77%	0.52%	0.55%	0.45%	N/A
Short-Duration Bond Fund	0.92%	0.67%	0.59%	0.54%	1.22%
Inflation-Protected Bond Fund	1.08%	0.83%	0.68%	0.58%	1.38%
Core Bond Fund	0.96%	0.71%	0.64%	0.59%	1.28%
Diversified Bond Fund	0.99%	0.75%	0.74%	0.69%	1.29%
Strategic Income Fund*	1.16%	0.89%	0.76%	0.71%	1.38%
High Yield Fund	1.15%	0.90%	0.75%	0.70%	1.45%
Balanced Fund	1.16%	0.91%	0.76%	0.60%	1.47%
Value Fund	1.09%	0.80%	0.69%	0.59%	1.40%
Enhanced Index Value Fund	1.09%	0.84%	0.69%	0.59%	1.40%
Enhanced Index Value Fund II*	1.09%	0.84%	0.69%	0.59%	1.40%
Enhanced Index Core Equity Fund	1.09%	0.84%	0.69%	0.59%	1.40%
Main Street Fund*	1.23%	0.93%	0.83%	0.60%	1.53%
Capital Appreciation Fund*	1.09%	0.97%	0.82%	0.71%	1.46%
Core Growth Fund	1.20%	0.95%	0.80%	0.75%	1.50%
Enhanced Index Growth Fund	1.09%	0.84%	0.69%	0.59%	1.40%
Small Capitalization Value Fund	1.30%	1.05%	0.90%	0.85%	1.60%
Small Company Opportunities Fund	1.14%	0.89%	0.79%	0.69%	1.49%
Global Fund*	1.43%	1.14%	1.03%	0.89%	1.52%
International Equity Fund	1.52%	1.27%	1.12%	1.09%	1.82%

*  Expense caps in effect through February 28, 2006.

  For the Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

  Effective October 29, 2004, MassMutual agreed to voluntarily waive, through March 1, 2006, Administration fees for Classes A, L and N, as follows: 0.18% for the Money Market Fund, 0.07% for the Short-Duration Bond Fund, 0.08% for the Core Bond Fund, 0.15% for the Diversified Bond Fund.

  Effective October 29, 2004, MassMutual agreed to voluntarily waive, through March 1, 2006, expenses for the Enhanced Index Core Equity Fund and the Enhanced Index Growth Fund, as follows: 0.06% for Class A, Class L and Class Y, 0.11% for Class S and 0.05% for Class N.

Brokerage
Commissions
   The International Equity Fund has entered into agreements with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions. Effective November 1, 2004, amounts earned by the Fund under such agreements are included with realized gain or loss on investment transactions presented in the statement of operations. Prior to November 1, 2004, amounts earned by the Fund under such agreements were presented as a reduction of expenses. Prior year amounts have not been restated

Notes to Financial Statements (Continued)

to reflect this change due to immateriality. For the year ended October 31, 2005, brokerage commissions under these agreements were as follows:

Commissions
International Equity Fund	$20,203

Other
   Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Funds.

  The following table shows certain concentrations of principal shareholders of each Fund with record or beneficial ownership as of October 31, 2005. Investment activities of these shareholders could have a material effect on the respective Fund.

Fund	Shareholders Holding in Excess of 10% of Fund's Outstanding Shares ("Principal Shareholders")	Total % owned by Principal Shareholders	Total % Ownership by Related Party
Money Market Fund	4	91.2%	96.6%
Short-Duration Bond Fund	4	59.0	99.1
Inflation-Protected Bond Fund	3	71.4	98.8
Core Bond Fund	4	76.6	96.5
Diversified Bond Fund	3	35.7	97.3
Strategic Income Fund	3	86.6	99.0
High Yield Fund	3	80.7	95.3
Balanced Fund	1	94.1	99.4
Value Fund	2	80.6	99.0
Enhanced Index Value Fund	2	95.2	100.0
Enhanced Index Value Fund II	1	79.1	100.0
Enhanced Index Core Equity Fund	2	91.0	98.1
Main Street Fund	2	98.8	99.7
Capital Appreciation Fund	2	94.1	98.0
Core Growth Fund	3	57.1	98.4
Enhanced Index Growth Fund	2	98.4	100.0
Small Capitalization Value Fund	2	87.1	97.2
Small Company Opportunities Fund	2	73.8	94.1
Global Fund	2	98.5	99.7
International Equity Fund	1	62.6	99.2

Notes to Financial Statements (Continued)

4.  Purchases and
Sales of
Investments
   Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended October 31, 2005, were as follows:

		Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases	Short Duration Bond Fund	$310,656,530	$95,796,350
	Inflation-Protected Bond Fund	96,872,925	-
	Core Bond Fund	3,353,285,188	366,481,852
	Diversified Bond Fund	383,941,073	126,976,445
	Strategic Income Fund	211,703,129	382,260,084
	High Yield Fund	-	64,636,396
	Balanced Fund	80,035,652	243,968,350
	Value Fund	-	618,973,455
	Enhanced Index Value Fund	-	127,272,172
	Enhanced Index Value Fund II	-	227,365,706
	Enhanced Index Core Equity Fund	-	50,266,071
	Main Street Fund	-	587,305,510
	Capital Appreciation Fund	-	1,211,034,412
	Core Growth Fund	-	31,310,535
	Enhanced Index Growth Fund	-	44,009,575
	Small Capitalization Value Fund	-	33,383,812
	Small Company Opportunities Fund	-	620,026,578
	Global Fund	-	710,322,467
	International Equity Fund	-	231,157,359
Sales	Short Duration Bond Fund	$327,959,061	$71,566,433
	Inflation-Protected Bond Fund	13,484,628	-
	Core Bond Fund	3,170,594,603	340,194,016
	Diversified Bond Fund	317,875,906	76,475,062
	Strategic Income Fund	191,591,803	158,564,823
	High Yield Fund	-	46,972,260
	Balanced Fund	76,294,925	282,570,311
	Value Fund	-	277,450,259
	Enhanced Index Value Fund	-	88,556,910
	Enhanced Index Value Fund II	-	247,002,918
	Enhanced Index Core Equity Fund	-	50,182,739
	Main Street Fund	-	257,415,154
	Capital Appreciation Fund	-	424,637,513
	Core Growth Fund	-	28,270,331
	Enhanced Index Growth Fund	-	33,756,089
	Small Capitalization Value Fund	-	35,485,509
	Small Company Opportunities Fund	-	394,698,688
	Global Fund	-	129,375,523
	International Equity Fund	-	259,971,199

Notes to Financial Statements (Continued)

5.  Capital Share
Transactions
   The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

	Class A
	Year ended October 31, 2005		Period ended October 31, 2004
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	1,694,166,064	$1,694,166,064	1,384,991,856	$1,384,991,855
Issued as reinvestment of dividends	2,032,659	2,032,658	182,106	182,107
Redeemed	(1,688,295,110)	(1,688,295,110)	(1,381,702,939)	(1,381,702,939)
Net increase (decrease)	7,903,613	$7,903,612	3,471,023	$3,471,023
Short-Duration Bond Fund
Sold	2,358,457	$24,050,638	3,046,350	$31,549,070
Issued as reinvestment of dividends	222,196	2,244,183	-	-
Redeemed	(1,912,984)	(19,531,145)	(1,584,954)	(16,339,074)
Net increase (decrease)	667,669	$6,763,676	1,461,396	$15,209,996
Inflation-Protected Bond Fund
Sold	1,210,290	$12,721,929	453,490	$4,641,617
Issued as reinvestment of dividends	17,180	179,194	-	-
Redeemed	(126,470)	(1,334,831)	(34,154)	(352,647)
Net increase (decrease)	1,101,000	$11,566,292	419,336	$4,288,970
Core Bond Fund
Sold	7,126,929	$77,604,138	8,058,461	$89,060,025
Issued as reinvestment of dividends	134,906	1,454,243	842,856	9,160,167
Redeemed	(6,098,706)	(66,428,092)	(6,746,370)	(74,551,905)
Net increase (decrease)	1,163,129	$12,630,289	2,154,947	$23,668,287
Diversified Bond Fund
Sold	1,929,972	$20,783,847	1,694,014	$18,167,522
Issued as reinvestment of dividends	87,899	937,883	-	-
Redeemed	(812,713)	(8,794,884)	(494,581)	(5,306,760)
Net increase (decrease)	1,205,158	$12,926,846	1,199,433	$12,860,762
Strategic Income Fund*
Sold	573,989	$5,748,290	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(85,677)	(859,110)	-	-
Net increase (decrease)	488,312	$4,889,180	-	$-
High Yield Fund***
Sold	587,178	$6,213,636	-	$-
Issued as reinvestment of dividends	33	350	-	-
Redeemed	(55,322)	(587,427)	-	-
Net increase (decrease)	531,889	$5,626,559	-	$-
Balanced Fund
Sold	172,957	$1,620,791	202,031	$1,808,579
Issued as reinvestment of dividends	15,945	149,248	-	-
Redeemed	(189,956)	(1,776,988)	(195,489)	(1,749,799)
Net increase (decrease)	(1,054)	$(6,949)	6,542	$58,780
Value Fund***
Sold	395,215	$6,659,095	-	$-
Issued from merger	707,765	11,232,232	-	-
Issued as reinvestment of dividends	3,621	61,451	-	-
Redeemed	(159,241)	(2,687,222)	-	-
Net increase (decrease)	947,360	$15,265,556	-	$-
Enhanced Index Value Fund***
Sold	124,743	$1,470,236	-	$-
Issued as reinvestment of dividends	2	16	-	-
Redeemed	(1,009)	(12,000)	-	-
Net increase (decrease)	123,736	$1,458,252	-	$-

Notes to Financial Statements (Continued)

	Class A
	Year ended October 31, 2005		Period ended October 31, 2004
	Shares	Amount	Shares	Amount
Enhanced Index Value Fund II**
Sold	79,473	$876,926	447,865	$4,478,757
Issued as reinvestment of dividends	3,558	38,786	-	-
Redeemed	(85,600)	(955,082)	(3,524)	(35,390)
Net increase (decrease)	(2,569)	$(39,370)	444,341	$4,443,367
Enhanced Index Core Equity Fund***
Sold	32,094	$333,822	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(283)	(3,039)	-	-
Net increase (decrease)	31,811	$330,783	-	$-
Main Street Fund*
Sold	495,142	$4,934,809	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(45,466)	(458,556)	-	-
Net increase (decrease)	449,676	$4,476,253	-	$-
Capital Appreciation Fund*
Sold	35,283,522	$351,720,081	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(6,047,156)	(59,912,349)	-	-
Net increase (decrease)	29,236,366	$291,807,732	-	$-
Core Growth Fund***
Sold	12,807	$107,878	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(30)	(267)	-	-
Net increase (decrease)	12,777	$107,611	-	$-
Enhanced Index Growth Fund***
Sold	29,771	$235,102	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,397)	(19,984)	-	-
Net increase (decrease)	27,374	$215,118	-	$-
Small Capitalization Value Fund***
Sold	223,891	$3,288,541	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(38,734)	(571,587)	-	-
Net increase (decrease)	185,157	$2,716,954	-	$-
Small Company Opportunities Fund
Sold	7,228,440	$46,423,492	11,818,516	$186,099,975
Issued from merger	562,186	8,876,919	-	-
Issued as reinvestment of dividends	7,186	126,181	1,096,784	17,329,181
Redeemed	(12,017,632)	(202,285,651)	(14,011,906)	(219,371,690)
Net increase (decrease)	(4,219,820)	$(146,859,059)	(1,096,606)	$(15,942,534)
Global Fund*
Sold	746,256	$7,605,481	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(128,080)	(1,288,411)	-	-
Net increase (decrease)	618,176	$6,317,070	-	$-
International Equity Fund
Sold	1,666,395	$18,491,029 †	2,489,473	$23,845,792
Issued as reinvestment of dividends	-	-	20,698	186,284
Redeemed	(1,715,391)	(18,617,000)	(3,025,796)	(28,701,284)
Net increase (decrease)	(48,996)	$(125,971)	(515,625)	$(4,669,208)

Notes to Financial Statements (Continued)

	Class L
	Year ended October 31, 2005		Period ended October 31, 2004
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	457,440,324	$457,440,324	347,309,004	$347,309,004
Issued as reinvestment of dividends	1,509,856	1,509,861	238,335	238,336
Redeemed	(456,832,940)	(456,832,940)	(341,602,264)	(341,602,264)
Net increase (decrease)	2,117,240	$2,117,245	5,945,075	$5,945,076
Short-Duration Bond Fund
Sold	3,783,860	$38,939,761	4,120,397	$42,505,748
Issued as reinvestment of dividends	801,083	8,090,941	-	-
Redeemed	(3,972,903)	(40,489,283)	(3,377,622)	(34,806,774)
Net increase (decrease)	612,040	$6,541,419	742,775	$7,698,974
Inflation-Protected Bond Fund
Sold	302,378	$3,217,547	207,126	$2,110,535
Issued as reinvestment of dividends	11,158	117,048	-	-
Redeemed	(40,042)	(425,996)	(10,668)	(112,838)
Net increase (decrease)	273,494	$2,908,599	196,458	$1,997,697
Core Bond Fund
Sold	10,624,418	$116,381,306	11,671,484	$129,606,315
Issued as reinvestment of dividends	264,187	2,861,146	1,561,602	17,049,832
Redeemed	(12,769,546)	(139,397,056)	(7,844,378)	(86,956,151)
Net increase (decrease)	(1,880,941)	$(20,154,604)	5,388,708	$59,699,996
Diversified Bond Fund
Sold	5,547,833	$59,976,686	5,340,330	$57,159,309
Issued as reinvestment of dividends	462,657	4,904,168	-	-
Redeemed	(3,668,531)	(39,480,329)	(799,915)	(8,576,255)
Net increase (decrease)	2,341,959	$25,400,525	4,540,415	$48,583,054
Strategic Income Fund*
Sold	29,458,500	$294,586,611	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(5,454,056)	(54,564,528)	-	-
Net increase (decrease)	24,004,444	$240,022,083	-	$-
High Yield Fund***
Sold	37,727	$397,216	-	$-
Issued as reinvestment of dividends	-	1	-	-
Redeemed	(3,087)	(33,021)	-	-
Net increase (decrease)	34,640	$364,196	-	$-
Balanced Fund
Sold	25,556	$241,463	190,117	$1,694,226
Issued as reinvestment of dividends	5,808	54,831	-	-
Redeemed	(112,225)	(1,060,019)	(156,024)	(1,405,515)
Net increase (decrease)	(80,861)	$(763,725)	34,093	$288,711
Value Fund
Sold	1,373,834	$23,146,410	1,191,238	$18,078,502
Issued from merger	3,026,051	48,023,425	-	-
Issued as reinvestment of dividends	42,072	713,963	104,244	1,580,558
Redeemed	(1,698,443)	(121,236,498)	(1,665,116)	(24,238,193)
Net increase (decrease)	2,743,514	$(49,352,700)	(369,634)	$(4,579,133)
Enhanced Index Value Fund***
Sold	191,491	$2,188,134	-	$-
Issued as reinvestment of dividends	1,740	20,462	-	-
Redeemed	(13,644)	(163,554)	-	-
Net increase (decrease)	179,587	$2,045,042	-	$-
Enhanced Index Value Fund II**
Sold	21,950	$239,777	1,810,274	$18,102,680
Issued as reinvestment of dividends	15,495	168,899	-	-
Redeemed	(47,139)	(517,691)	(265)	(2,638)
Net increase (decrease)	(9,694)	$(109,015)	1,810,009	$18,100,042

Notes to Financial Statements (Continued)

	Class L
	Year ended October 31, 2005		Period ended October 31, 2004
	Shares	Amount	Shares	Amount
Enhanced Index Core Equity Fund***
Sold	66,550	$685,156	-	$-
Issued as reinvestment of dividends	-	1	-	-
Redeemed	-	-	-	-
Net increase (decrease)	66,550	$685,157	-	$-
Main Street Fund*
Sold	11,924,436	$119,142,819	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,141,327)	(21,287,058)	-	-
Net increase (decrease)	9,783,109	$97,855,761	-	$-
Capital Appreciation Fund*
Sold	1,118,078	$11,080,045	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(114,580)	(1,143,945)	-	-
Net increase (decrease)	1,003,498	$9,936,100	-	$-
Core Growth Fund***
Sold	11,931	$100,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	11,931	$100,100	-	$-
Enhanced Index Growth Fund***
Sold	13,085	$100,100	-	$-
Issued as reinvestment of dividends	-	1	-	-
Redeemed	-	-	-	-
Net increase (decrease)	13,085	$100,101	-	$-
Small Capitalization Value Fund***
Sold	138,550	$1,990,537	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(21,483)	(322,590)	-	-
Net increase (decrease)	117,067	$1,667,947	-	$-
Small Company Opportunities Fund***
Sold	1,124,181	$19,091,602	-	$-
Issued from merger	4,950,860	78,174,072	-	-
Issued as reinvestment of dividends	1,279	22,475	-	-
Redeemed	(818,721)	(13,926,047)	-	-
Net increase (decrease)	5,257,599	$83,362,102	-	$-
Global Fund*
Sold	27,654,257	$276,908,026	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(4,504,230)	(44,953,922)	-	-
Net increase (decrease)	23,150,027	$231,954,104	-	$-
International Equity Fund
Sold	1,265,324	$14,235,486 †	1,540,917	$14,848,264
Issued as reinvestment of dividends	-	-	82,480	744,800
Redeemed	(1,309,200)	(14,175,258)	(1,833,268)	(17,518,481)
Net increase (decrease)	(43,876)	$60,228	(209,871)	$(1,925,417)

Notes to Financial Statements (Continued)

	Class Y
	Year ended October 31, 2005		Period ended October 31, 2004
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	1,275,358,977	$1,275,358,977	1,050,663,629	$1,050,663,629
Issued as reinvestment of dividends	2,418,330	2,418,331	463,575	463,559
Redeemed	(1,324,778,253)	(1,324,778,253)	(1,018,105,021)	(1,018,105,020)
Net increase (decrease)	(47,000,946)	$(47,000,945)	33,022,183	$33,022,168
Short-Duration Bond Fund
Sold	3,622,133	$36,998,228	2,074,388	$21,549,113
Issued as reinvestment of dividends	200,954	2,037,675	-	-
Redeemed	(1,860,711)	(19,074,202)	(2,774,386)	(28,698,459)
Net increase (decrease)	1,962,376	$19,961,701	(699,998)	$(7,149,346)
Inflation-Protected Bond Fund
Sold	3,530,288	$37,343,495	6,672,179	$69,354,660
Issued as reinvestment of dividends	184,358	1,935,765	-	-
Redeemed	(2,451,375)	(26,244,563)	(399,558)	(4,073,548)
Net increase (decrease)	1,263,271	$13,034,697	6,272,621	$65,281,112
Core Bond Fund
Sold	9,934,273	$108,727,872	7,325,822	$81,418,716
Issued as reinvestment of dividends	127,959	1,389,657	780,762	8,547,395
Redeemed	(8,826,841)	(97,032,720)	(3,829,247)	(42,498,905)
Net increase (decrease)	1,235,391	$13,084,809	4,277,337	$47,467,206
Diversified Bond Fund
Sold	452,065	$4,922,963	133,362	$1,439,471
Issued as reinvestment of dividends	31,380	334,191	-	-
Redeemed	(175,635)	(1,902,402)	(138,774)	(1,497,738)
Net increase (decrease)	307,810	$3,354,752	(5,412)	$(58,267)
Strategic Income Fund*
Sold	1,195,145	$11,826,741	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(54,518)	(550,642)	-	-
Net increase (decrease)	1,140,627	$11,276,099	-	$-
High Yield Fund
Sold	1,648,615	$17,389,638	2,210,374	$22,688,974
Issued as reinvestment of dividends	84,009	881,214	505,268	5,172,102
Redeemed	(3,308,754)	(34,574,066)	(150,596)	(1,549,856)
Net increase (decrease)	(1,576,130)	$(16,303,214)	2,565,046	$26,311,220
Balanced Fund
Sold	25,528	$248,906	56,256	$525,760
Issued as reinvestment of dividends	4,945	48,112	-	-
Redeemed	(55,188)	(542,074)	(69,314)	(642,621)
Net increase (decrease)	(24,715)	$(245,056)	(13,058)	$(116,861)
Value Fund***
Sold	68,585	$1,153,660	-	$-
Issued as merger	187,772	2,979,947	-	-
Issued as reinvestment of dividends	1,078	18,288	-	-
Redeemed	(70,910)	(1,194,102)	-	-
Net increase (decrease)	186,525	$2,957,793	-	$-
Enhanced Index Value Fund
Sold	3,470,529	$41,409,422	610,659	$6,678,048
Issued as reinvestment of dividends	37,291	438,909	169,268	1,829,409
Redeemed	(600,292)	(7,242,329)	(99,898)	(1,088,967)
Net increase (decrease)	2,907,528	$34,606,002	680,029	$7,418,490
Enhanced Index Value Fund II**
Sold	38,686	$423,738	120,392	$1,203,772
Issued as reinvestment of dividends	986	10,754	-	-
Redeemed	(39,916)	(439,932)	(138)	(1,370)
Net increase (decrease)	(244)	$(5,440)	120,254	$1,202,402

Notes to Financial Statements (Continued)

	Class Y
	Year ended October 31, 2005		Period ended October 31, 2004
	Shares	Amount	Shares	Amount
Enhanced Index Core Equity Fund
Sold	94,971	$999,531	120,396	$1,169,617
Issued as reinvestment of dividends	15,106	161,329	53,944	528,584
Redeemed	(212,516)	(2,253,281)	(109,939)	(1,082,403)
Net increase (decrease)	(102,439)	$(1,092,421)	64,401	$615,798
Main Street Fund*
Sold	10,010	$100,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	10,010	$100,100	-	$-
Capital Appreciation Fund*
Sold	2,743,031	$27,313,383	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(374,806)	(3,713,841)	-	-
Net increase (decrease)	2,368,225	$23,599,542	-	$-
Core Growth Fund***
Sold	11,931	$100,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	11,931	$100,100	-	$-
Enhanced Index Growth Fund
Sold	1,355,419	$11,013,896	116,674	$895,863
Issued as reinvestment of dividends	14,384	117,661	15,825	121,440
Redeemed	(125,468)	(1,033,855)	(65,797)	(503,399)
Net increase (decrease)	1,244,335	$10,097,702	66,702	$513,904
Small Capitalization Value Fund***
Sold	44,161	$643,218	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(749)	(11,075)	-	-
Net increase (decrease)	43,412	$632,143	-	$-
Small Company Opportunities Fund***
Sold	355,179	$5,961,581	-	$-
Issued as merger	792,067	12,506,732	-	-
Issued as reinvestment of dividends	194	3,414	-	-
Redeemed	(279,889)	(4,753,723)	-	-
Net increase (decrease)	867,551	$13,718,004	-	$-
Global Fund*
Sold	307,780	$3,151,371	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(15,661)	(158,983)	-	-
Net increase (decrease)	292,119	$2,992,388	-	$-
International Equity Fund
Sold	2,596,406	$28,426,834 †	1,988,621	$19,193,875
Issued as reinvestment of dividends	2,013	22,285	17,604	160,197
Redeemed	(1,584,906)	(17,541,409)	(2,633,756)	(25,025,751)
Net increase (decrease)	1,013,513	$10,907,710	(627,531)	$(5,671,679)

Notes to Financial Statements (Continued)

	Class S
	Year ended October 31, 2005		Period ended October 31, 2004
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	702,064,426	$702,064,424	581,296,033	$581,296,033
Issued as reinvestment of dividends	5,714,285	5,714,293	1,369,401	1,369,401
Redeemed	(749,462,440)	(749,462,439)	(596,104,486)	(596,104,486)
Net increase (decrease)	(41,683,729)	$(41,683,722)	(13,439,052)	$(13,439,052)
Short-Duration Bond Fund
Sold	7,139,563	$73,755,460	6,880,564	$71,893,093
Issued as reinvestment of dividends	534,732	5,448,928	-	-
Redeemed	(4,550,999)	(47,011,285)	(7,073,224)	(74,168,816)
Net increase (decrease)	3,123,296	$32,193,103	(192,660)	$(2,275,723)
Inflation-Protected Bond Fund
Sold	6,663,659	$71,078,614	12,289,938	$129,009,344
Issued as reinvestment of dividends	234,176	2,461,186	-	-
Redeemed	(1,458,342)	(15,546,902)	(5,478,524)	(57,582,051)
Net increase (decrease)	5,439,493	$57,992,898	6,811,414	$71,427,293
Core Bond Fund
Sold	23,586,329	$260,706,065	23,420,448	$262,703,638
Issued as reinvestment of dividends	521,705	5,691,834	3,039,809	33,432,531
Redeemed	(19,945,790)	(220,632,120)	(29,317,626)	(328,897,275)
Net increase (decrease)	4,162,244	$45,765,779	(2,857,369)	$(32,761,106)
Diversified Bond Fund
Sold	6,262,034	$68,189,680	7,802,272	$84,516,044
Issued as reinvestment of dividends	297,057	3,172,572	-	-
Redeemed	(1,302,445)	(14,122,812)	(5,445,850)	(59,119,143)
Net increase (decrease)	5,256,646	$57,239,440	2,356,422	$25,396,901
Strategic Income Fund*
Sold	10,010	$100,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	10,010	$100,100	-	$-
High Yield Fund***
Sold	2,593,670	$27,073,569	-	$-
Issued as reinvestment of dividends	3,721	39,068	-	-
Redeemed	(288,619)	(3,038,933)	-	-
Net increase (decrease)	2,308,772	$24,073,704	-	$-
Balanced Fund
Sold	4,500,322	$42,592,993	7,893,915	$71,626,345
Issued as reinvestment of dividends	670,094	6,332,386	-	-
Redeemed	(9,420,314)	(89,430,175)	(10,558,472)	(95,787,393)
Net increase (decrease)	(4,249,898)	$(40,504,796)	(2,664,557)	$(24,161,048)
Value Fund***
Sold	922,377	$15,568,129	-	$-
Issued as merger	26,798,217	425,287,692	-	-
Issued as reinvestment of dividends	155,895	2,645,547	-	-
Redeemed	(4,548,011)	(76,520,874)	-	-
Net increase (decrease)	23,328,478	$366,980,494	-	$-
Enhanced Index Value Fund***
Sold	9,133	$100,100	-	$-
Issued as reinvestment of dividends	-	1	-	-
Redeemed	-	-	-	-
Net increase (decrease)	9,133	$100,101	-	$-
Enhanced Index Value Fund II**
Sold	466,439	$5,096,179	15,696,622	$156,965,712
Issued as reinvestment of dividends	140,364	1,529,964	-	-
Redeemed	(2,573,365)	(28,392,502)	(93,528)	(940,962)
Net increase (decrease)	(1,966,562)	$(21,766,359)	15,603,094	$156,024,750

Notes to Financial Statements (Continued)

	Class S
	Year ended October 31, 2005		Period ended October 31, 2004
	Shares	Amount	Shares	Amount
Enhanced Index Core Equity Fund***
Sold	12,959	$130,100	-	$-
Issued as reinvestment of dividends	-	1	-	-
Redeemed	(2,899)	(30,493)	-	-
Net increase (decrease)	10,060	$99,608	-	$-
Main Street Fund*
Sold	30,087,528	$300,840,622	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(7,597,704)	(75,536,959)	-	-
Net increase (decrease)	22,489,824	$225,303,663	-	$-
Capital Appreciation Fund*
Sold	58,461,658	$583,434,721	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(10,367,563)	(102,049,430)	-	-
Net increase (decrease)	48,094,095	$481,385,291	-	$-
Core Growth Fund
Sold	702,784	$6,171,539	554,389	$4,589,461
Issued as reinvestment of dividends	41,637	362,242	77,431	637,101
Redeemed	(638,589)	(5,530,103)	(4,387,963)	(35,200,893)
Net increase (decrease)	105,832	$1,003,678	(3,756,143)	$(29,974,331)
Enhanced Index Growth Fund***
Sold	13,085	$100,100	-	$-
Issued as reinvestment of dividends	-	1	-	-
Redeemed	-	-	-	-
Net increase (decrease)	13,085	$100,101	-	$-
Small Capitalization Value Fund
Sold	2,134,940	$31,342,803	3,711,652	$52,819,647
Issued as reinvestment of dividends	-	-	531,523	7,414,343
Redeemed	(2,662,432)	(39,297,856)	(3,380,286)	(47,465,394)
Net increase (decrease)	(527,492)	$(7,955,053)	862,889	$12,768,596
Small Company Opportunities Fund***
Sold	9,120,870	$151,556,598	-	$-
Issued as merger	22,220,065	350,854,833	-	-
Issued as reinvestment of dividends	6,204	109,065	-	-
Redeemed	(9,580,728)	(162,421,185)	-	-
Net increase (decrease)	21,766,411	$340,099,311	-	$-
Global Fund*
Sold	44,356,652	$444,478,969	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(9,313,756)	(92,835,557)	-	-
Net increase (decrease)	35,042,896	$351,643,412	-	$-
International Equity Fund
Sold	14,777,400	$166,043,647 †	19,834,443	$194,325,529
Issued as reinvestment of dividends	24,143	267,749	239,954	2,188,376
Redeemed	(16,954,242)	(187,944,565)	(27,936,146)	(269,244,569)
Net increase (decrease)	(2,152,699)	$(21,633,169)	(7,861,749)	$(72,730,664)

Notes to Financial Statements (Continued)

	Class N
	Year ended October 31, 2005		Period ended October 31, 2004
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund
Sold	11	$115	-	$-
Issued as reinvestment of dividends	4	36	-	-
Redeemed	-	(1)	-	-
Net increase (decrease)	15	$150	-	$-
Inflation-Protected Bond Fund
Sold	1,120	$11,739	10,000	$100,000
Issued as reinvestment of dividends	1	11	-	-
Redeemed	(510)	(5,429)	-	-
Net increase (decrease)	611	$6,321	10,000	$100,000
Core Bond Fund
Sold	36,337	$391,999	26,606	$293,957
Issued as reinvestment of dividends	673	7,198	3,876	41,784
Redeemed	(12,440)	(134,583)	(40,105)	(440,946)
Net increase (decrease)	24,570	$264,614	9,623	$(105,205)
Diversified Bond Fund
Sold	120,842	$1,290,243	1,142	$12,090
Issued as reinvestment of dividends	52	557	-	-
Redeemed	(15,631)	(167,540)	-	-
Net increase (decrease)	105,263	$1,123,260	1,142	$12,090
Strategic Income Fund*
Sold	10,053	$100,534	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	10,053	$100,534	-	$-
High Yield Fund***
Sold	10,756	$111,844	-	$-
Issued as reinvestment of dividends	-	1	-	-
Redeemed	(510)	(5,437)	-	-
Net increase (decrease)	10,246	$106,408	-	$-
Balanced Fund
Sold	903	$8,394	974	$8,605
Issued as reinvestment of dividends	397	3,695	-	-
Redeemed	(17,370)	(161,363)	(134)	(1,199)
Net increase (decrease)	(16,070)	$(149,274)	840	$7,406
Value Fund***
Sold	127	$2,148	-	$-
Issued as merger	14,354		227,797
Issued as reinvestment of dividends	26	445	-	-
Redeemed	(3,660)	(61,525)	-	-
Net increase (decrease)	10,847	$168,865	-	$-
Enhanced Index Value Fund***
Sold	9,133	$100,100	-	$-
Issued as reinvestment of dividends	-	1	-	-
Redeemed	-	-	-	-
Net increase (decrease)	9,133	$100,101	-	$-
Enhanced Index Value Fund II**
Sold	64	$704	18,983	$189,835
Issued as reinvestment of dividends	29	318	-	-
Redeemed	(2,114)	(22,622)	-	-
Net increase (decrease)	(2,021)	$(21,600)	18,983	$189,835
Enhanced Index Core Equity Fund***
Sold	10,060	$100,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	10,060	$100,100	-	$-

Notes to Financial Statements (Continued)

	Class N
	Year ended October 31, 2005		Period ended October 31, 2004
	Shares	Amount	Shares	Amount
Main Street Fund*
Sold	10,010	$100,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	10,010	$100,100	-	$-
Capital Appreciation Fund*
Sold	52,701	$516,024	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(10,235)	(100,339)	-	-
Net increase (decrease)	42,466	$415,685	-	$-
Core Growth Fund***
Sold	11,931	$100,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	11,931	$100,100	-	$-
Enhanced Index Growth Fund***
Sold	13,085	$100,100	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	13,085	$100,100	-	$-
Small Capitalization Value Fund***
Sold	7,693	$107,705	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(486)	(7,319)	-	-
Net increase (decrease)	7,207	$100,386	-	$-
Small Company Opportunities Fund***
Sold	5	$80	-	$-
Issued as merger	8,314	131,280	-	-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	(3)	-	-
Net increase (decrease)	8,319	$131,357	-	$-
Global Fund*
Sold	33,337	$321,262	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(5,798)	(55,910)	-	-
Net increase (decrease)	27,539	$265,352	-	$-
International Equity Fund
Sold	29	$613 †	-	$-
Issued as reinvestment of dividends	-	-	1	6
Redeemed	-	(2)	-	-
Net increase (decrease)	29	$611	1	$6

*  Fund commenced operations on December 31, 2004.

**  Fund commenced operations on October 15, 2004.

***  Class commenced operations on November 1, 2004.

†  Reflects a voluntary contribution of $1.5 million made by MassMutual in connection with the level of services provided by MassMutual under the Administrative and Shareholder Services Agreement between MassMutual and the Fund.

  Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The distributor receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended October 31, 2005 were all waived.

Notes to Financial Statements (Continued)

6.  Federal Income
Tax Information
   At October 31, 2005, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund	$551,088,676	$-	$(10,325,904)	$(10,325,904)
Inflation-Protected Bond Fund	248,705,397	-	(7,390,208)	(7,390,208)
Core Bond Fund	2,161,523,657	6,802,521	(30,087,380)	(23,284,859)
Diversified Bond Fund	370,335,125	-	(7,214,494)	(7,214,494)
Strategic Income Fund	285,609,090	1,958,045	(7,638,863)	(5,680,818)
High Yield Fund	108,270,128	1,662,623	(2,073,786)	(411,163)
Balanced Fund	265,229,376	4,962,963	(5,951,627)	(988,664)
Value Fund	512,313,943	86,794,603	(16,180,515)	70,614,088
Enhanced Index Value Fund	89,686,329	3,577,966	(2,041,538)	1,536,428
Enhanced Index Value Fund II	190,302,417	12,475,240	(5,257,113)	7,218,127
Enhanced Index Core Equity Fund	34,454,401	894,181	(947,457)	(53,276)
Main Street Fund	343,595,839	18,011,769	(13,464,822)	4,546,947
Capital Appreciation Fund	844,894,148	43,630,992	(24,550,561)	19,080,431
Core Growth Fund	90,858,494	12,262,595	(1,298,103)	10,964,492
Enhanced Index Growth Fund	35,192,274	1,661,858	(858,958)	802,900
Small Capitalization Value Fund	98,022,224	24,191,181	(4,234,253)	19,956,928
Small Company Opportunities Fund	771,070,371	192,375,678	(51,269,958)	141,105,720
Global Fund	668,242,590	55,017,923	(23,330,526)	31,687,397
International Equity Fund	824,770,515	232,622,872	(34,454,593)	198,168,279

Note: The aggregate cost for investments for the Money Market Fund as of October 31, 2005, is the same for financial reporting and Federal income tax purposes.

At October 31, 2005, the following Funds had available, for Federal income tax purposes, unused capital losses:

	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013
Money Market Fund	$-	$-	$-	$-	$-	$7,548
Short-Duration Bond Fund	-	-	-	-	-	2,291,778
Core Bond Fund	341,509	-	-	-	-	3,826,480
Diversified Bond Fund	-	-	-	-	-	103,204
Strategic Income Fund	-	-	-	-	-	18,378
Balanced Fund	-	-	12,732,356	11,296,270	-	-
Value Fund	-	23,408,260	65,382,695	-	-	-
Enhanced Index Core Equity Fund	-	2,639,247	3,373,077	1,901,023	-	-
Main Street Fund	-	-	-	-	-	2,111,361
Capital Appreciation Fund	-	-	-	-	-	14,320,774
Core Growth Fund	-	20,282,859	26,380,390	9,485,389	-	-
Enhanced Index Growth Fund	-	-	3,134,150	1,400,569	-	-
Global Fund	-	-	-	-	-	811,835
International Equity Fund	-	-	105,351,985	177,867,569	-	-

Notes to Financial Statements (Continued)

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended October 31, 2005 was as follows:

	Ordinary Income	Long Term Capital Gain	Short Term Capital Gain	Return of Capital
Money Market Fund	$11,206,248	$-	$-	$-
Short-Duration Bond Fund	16,463,137	1,364,110	-	-
Inflation-Protected Bond Fund	4,846,149	-	150,049	-
Core Bond Fund	11,413,825	-	-	-
Diversified Bond Fund	9,442,473	127,882	1,152,582	-
High Yield Fund	950,058	-	-	-
Balanced Fund	6,589,922	-	-	-
Value Fund	3,440,627	-	-	-
Enhanced Index Value Fund	209,677	253,615	-	-
Enhanced Index Value Fund II	1,241,830	511,686	-	-
Enhanced Index Core Equity Fund	163,594	-	-	-
Core Growth Fund	363,861	-	-	-
Enhanced Index Growth Fund	119,659	-	-	-
Small Company Opportunities Fund	-	211,843	49,335	-
International Equity Fund	290,034	-	-	-

The tax character of distributions paid during the year ended October 31, 2004 was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Money Market Fund	$2,543,753	$-	$-
Core Bond Fund	57,209,569	11,022,278	-
International Equity Fund	3,280,264	-	-

Notes to Financial Statements (Continued)

At October 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Long Term Capital Gain/ (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Money Market Fund	$11,547	$(7,548)	$(16,977)	$-
Short-Duration Bond Fund	16,136,334	(2,291,778)	42,682	(10,386,623)
Inflation-Protected Bond Fund	10,477,818	281,613	(664)	(7,390,208)
Core Bond Fund	60,936,063	(4,167,989)	424,055	(23,749,001)
Diversified Bond Fund	11,485,174	(103,204)	73,737	(7,318,955)
Strategic Income Fund	7,158,449	(18,378)	(749,792)	(5,221,572)
High Yield Fund	5,297,525	444,582	-	(411,163)
Balanced Fund	5,100,490	(24,028,626)	6,779	(1,004,964)
Value Fund	6,970,527	(2,799,843)	(88,824,405)*	70,614,088
Enhanced Index Value Fund	4,004,981	3,165,376	-	1,536,428
Enhanced Index Value Fund II	13,460,047	17,385,598	-	7,218,127
Enhanced Index Core Equity Fund	307,491	(7,913,347)	-	(53,276)
Main Street Fund	3,191,071	(2,111,361)	12	4,546,935
Capital Appreciation Fund	1,788,923	(14,320,774)	-	19,086,652
Core Growth Fund	359,541	(56,148,638)	-	10,964,492
Enhanced Index Growth Fund	88,732	(4,534,719)	-	802,900
Small Capitalization Value Fund	48,181	3,625,018	-	19,956,928
Small Companies Opportunities Fund	10,497,048	59,271,829	(15,383)	141,105,720
Global Fund	3,548,945	(811,835)	-	31,691,284
International Equity Fund	9,823,984	(283,219,554)	(25,138)	$198,134,895

* Includes capital loss carryforward of $88,790,955 subject to loss limitations under Internal Revenue Code Sections 381-384.

Pursuant to Section 852 of the Internal Revenue Code, the following Funds have designated capital gain dividends for the year ended October 31, 2005:

Long Term Capital Dividend
Short-Duration Bond Fund	$1,364,110
Diversified Bond Fund	127,882
Enhanced Index Value Fund	253,615
Enhanced Index Value Fund II	511,686
Small Company Opportunities Fund	211,843

7.  Proxy Voting
(Unaudited)
   A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/retire and on the Securities and Exchange Commission's website at http://www.sec.gov.

Notes to Financial Statements (Continued)

8.  Quarterly
Reporting
(Unaudited)
   The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

9.  Legal Proceedings
(Unaudited)
   On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund), and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) (the "Funds") were each named as a defendant in an adversary proceeding brought by Enron, Corp. ("Enron"), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron's Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron's bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper's original issuing documents, that the transactions depleted Enron's estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to set aside each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

  While the Funds believe that they have valid defenses to all claims raised by Enron, the Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron's court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund's net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of MassMutual Premier Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the MassMutual Premier Funds (the "Trust"), comprised of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund, High Yield Fund, Balanced Fund, Value Fund, Enhanced Index Value Fund, Enhanced Index Value Fund II, Enhanced Index Core Equity Fund, Main Street Fund, Capital Appreciation Fund, Core Growth Fund, Enhanced Index Growth Fund, Small Capitalization Value Fund, Small Company Opportunities Fund, Global Fund and International Equity Fund (the "Funds") as of October 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting the Trust as of October 31, 2005, and the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
December 20, 2005

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers as of October 31, 2005; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by calling 1-888-309-3539 or by writing MassMutual Premier Funds, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

Disinterested Trustees	Name, Address*, and Age	Position(s) Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
	Ronald J. Abdow Age: 73	Trustee of the Trust	Since 2004	Chairman, Abdow Corporation (operator of restaurants).	20	Trustee, Abdow G&R Trust and Abdow G&R Co. (owners and operators of restaurant properties); Partner, Abdow Partnership, Abdow Auburn Associates and Abdow Hazard Associates (owners and operators of restaurant properties); Chairman, Western Mass Development Corp.; Chairman, American International College; Trustee (since 2002), Board IV Oppenheimer Funds (investment company).

	Nabil N. El-Hage Age: 47	Trustee of the Trust	Since 2003	Professor of Management Practice (since 2005), Senior Lecturer, Finance (2003-2005), Harvard Business School.	20	Chairman (since 1995) and CEO (1995-2003), Jeepers! Inc. (indoor amusement centers).

	Maria D. Furman Age: 51	Trustee of the Trust	Since 2004		20	Managing Director, Director and Portfolio Manager (1976-2002), Standish, Ayer and Wood (investment management).

	C. Ann Merrifield Age: 54	Trustee of the Trust	Since 2004	President, Biosurgery (since 2003), Executive Vice President, Biosurgery (2001-2003), President, Genetics (1997-2001), Genzyme Corporation.	20	Director (since 1997), Playtex Products, Inc.

Trustees and Officers (Unaudited) (Continued)

	Name, Address*, and Age	Position(s) Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
	Corine T. Norgaard Age: 68	Trustee of the Trust	Since 2004	President (since 2004), Thompson Enterprises (real estate investment); Dean (1996-2004), Barney School of Business at the University of Hartford.	22	Director (since 1992), ING Variable Funds (formerly Aetna Variable Fund); Director (since 1993), ING Series Fund, Inc. (formerly Aetna Series Fund); Director (since 1997) Frontier Trust Company, FSB (formerly, Advest Bank & Trust Co. and Advest Trust Co.); Trustee (since 1997), MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies).

Interested Trustees

	Kevin M. McClintock Age: 44	Chairman, Trustee, and President of the Trust	Trustee since 1999 President since 2003	Managing Director and Member of the Board of Managers (since 1999), Babson Capital Management LLC; Managing Director (1999-2004), S.I. International Assets (formerly known as Babson-Stewart Ivory International).	20

Principal Officers Who Are Not Trustees	Name, Address*, and Age	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer
	James S. Collins Age: 47	Chief Financial Officer and Treasurer of Trust	Since 2005	Vice President (since 1999), Second Vice President (1990-1999), MassMutual.	59

	Kristin Bushard Age: 38	Vice President of the Trust	Since 2005	Managing Director (since 2003), MassMutual; Assistant Vice President (2000-2003), Allmerica Asset Management; Vice President (since 2005), MassMutual Select Funds (open-end investment company); Vice President (since 2005) MML Series Investment Fund (open-end investment company); Vice President (since 2005), MML Series Investment Fund II (open-end investment company).	59

Trustees and Officers (Unaudited) (Continued)

Name, Address*, and Age	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer
Frederick C. Castellani Age: 58	Vice President of the Trust	Since 2004	Executive Vice President (since 2001), Senior Vice President (1996-2001), MassMutual; Trustee and President (since 2001), MassMutual Select Funds (open-end investment company); Trustee (since 2001), MML Series Investment Fund (open-end investment company).	45

Michael A. Chong Age: 47	Vice President and Chief Compliance Officer of the Trust	Since 2004	Vice President, Compliance (since 2004), Vice President and Associate General Counsel (1999-2004), Second Vice President (1996-1999), MassMutual.	59

Ian W. Sheridan Age: 40	Vice President of the Trust	Since 2005	Vice President (since 2003), MassMutual; Vice President of Marketing and Business Development (1999-2003), Automatic Data Processing (ADP).	59

Thomas M. Kinzler Age: 50	Vice President and Clerk of the Trust	Since 2004	Vice President and Associate General Counsel (since 1999), Second Vice President and Associate General Counsel (1996-1999), MassMutual; Vice President and Secretary (since 1999), MassMutual Select Funds (open-end investment company); Vice President and Secretary (since 1999), MML Series Investment Fund (open-end investment company).	59

*  The address of each Trustee and Principal Officer is the same as that for the Trust; 1295 State Street, Springfield, Massachusetts 01111.

**  Each Trustee of the Trust serves until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his successor or until he dies, resigns or is removed. Notwithstanding the foregoing, a disinterested Trustee shall retire and cease to serve as a Trustee upon the conclusion of the fiscal year in which the Trustee attains the age of seventy-five years and an interested Trustee shall retire and cease to serve as a Trustee upon retirement from (or earlier termination of affiliation) with MassMutual.

Federal Tax Information (Unaudited)

The International Equity Fund paid qualifying foreign taxes of $1,531,280 and earned $17,331,495 foreign source income during the year ended October 31, 2005. Pursuant to Section 853 of the Internal Revenue Code, the International Equity Fund designates $0.0190 per share as foreign taxes paid and $0.2155 per share as income earned from foreign sources for the year ended October 31, 2005.

For corporate shareholders, a portion of the ordinary dividends paid during the Fund's year ended October 31, 2005 qualified for the dividends received deduction, as follows:

Fund Name	Dividends Received Deduction

Balanced Fund	46.54%

Value Fund	100.00%

Enhanced Index Value Fund	32.76%

Enhanced Index Value Fund II	33.90%

Enhanced Index Core Equity Fund	100.00%

Core Growth Fund	100.00%

Enhanced Index Growth Fund	100.00%

Small Company Opportunities Fund	87.55%

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the period ended October 31, 2005:

Fund Name	Qualified Dividend Income

Balanced Fund	45.24%

Value Fund	100.00%

Enhanced Index Value Fund	100.00%

Enhanced Index Value Fund II	100.00%

Enhanced Index Core Equity Fund	100.00%

Core Growth Fund	100.00%

Enhanced Index Growth Fund	100.00%

International Equity Fund	100.00%

In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Other Information (Unaudited)

Fund Expenses October 31, 2005

Expense Examples	The following information is in regards to expenses for the six month period ended October 31, 2005:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested for the six month period ended October 31, 2005.

Actual Expenses	The first line of each table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes	The second line of each table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Other Information (Unaudited) (Continued)

The Funds incur ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended October 31, 2005, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

Money Market Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,013.00	$3.91
2) Hypothetical	1,000.00	1,021.32	3.92

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.77%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,014.30	$2.64
2) Hypothetical	1,000.00	1,022.58	2.65

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,014.10	$2.79
2) Hypothetical	1,000.00	1,022.43	2.80

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.55%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,014.60	$2.29
2) Hypothetical	1,000.00	1,022.94	2.29

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Short-Duration Bond Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,007.90	$4.66
2) Hypothetical	1,000.00	1,020.57	4.69

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.92%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,008.90	$3.39
2) Hypothetical	1,000.00	1,021.83	3.41

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.67%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,008.80	$2.99
2) Hypothetical	1,000.00	1,022.23	3.01

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,009.80	$2.74
2) Hypothetical	1,000.00	1,022.48	2.75

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.54%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,006.90	$6.17
2) Hypothetical	1,000.00	1,019.06	6.21

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.22%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Inflation-Protected Bond Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$992.40	$5.17
2) Hypothetical	1,000.00	1,020.01	5.24

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.03%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$994.40	$3.92
2) Hypothetical	1,000.00	1,021.27	3.97

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.78%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$994.40	$3.17
2) Hypothetical	1,000.00	1,022.03	3.21

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.63%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$995.30	$2.67
2) Hypothetical	1,000.00	1,022.53	2.70

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.53%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$991.50	$6.68
2) Hypothetical	1,000.00	1,018.50	6.77

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.33%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Core Bond Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$999.10	$4.79
2) Hypothetical	1,000.00	1,020.42	4.84

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,000.90	$3.53
2) Hypothetical	1,000.00	1,021.68	3.57

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,000.90	$3.18
2) Hypothetical	1,000.00	1,022.03	3.21

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.63%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,001.80	$2.93
2) Hypothetical	1,000.00	1,022.28	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.58%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$998.10	$6.40
2) Hypothetical	1,000.00	1,018.80	6.46

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.27%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Diversified Bond Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,000.90	$4.99
2) Hypothetical	1,000.00	1,020.21	5.04

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.99%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,002.80	$3.79
2) Hypothetical	1,000.00	1,021.42	3.82

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,002.80	$3.74
2) Hypothetical	1,000.00	1,021.48	3.77

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.74%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,002.80	$3.48
2) Hypothetical	1,000.00	1,021.73	3.52

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,000.00	$6.50
2) Hypothetical	1,000.00	1,018.70	6.56

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.29%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Strategic Income Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,013.10	$5.89
2) Hypothetical	1,000.00	1,019.36	5.90

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.16%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,014.10	$4.52
2) Hypothetical	1,000.00	1,020.72	4.53

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,015.10	$3.86
2) Hypothetical	1,000.00	1,021.37	3.87

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.76%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,015.10	$3.61
2) Hypothetical	1,000.00	1,021.63	3.62

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.71%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,011.10	$7.00
2) Hypothetical	1,000.00	1,018.25	7.02

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.38%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

High Yield Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,032.00	$5.89
2) Hypothetical	1,000.00	1,019.41	5.85

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.15%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,033.90	$4.61
2) Hypothetical	1,000.00	1,020.67	4.58

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,033.90	$3.84
2) Hypothetical	1,000.00	1,021.42	3.82

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,033.90	$3.59
2) Hypothetical	1,000.00	1,021.68	3.57

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,031.10	$7.42
2) Hypothetical	1,000.00	1,017.90	7.37

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.45%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Balanced Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,033.90	$5.95
2) Hypothetical	1,000.00	1,019.36	5.90

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.16%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,034.70	$4.67
2) Hypothetical	1,000.00	1,020.62	4.63

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.91%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,035.70	$3.90
2) Hypothetical	1,000.00	1,021.37	3.87

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.76%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,036.80	$3.08
2) Hypothetical	1,000.00	1,022.18	3.06

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,031.90	$7.53
2) Hypothetical	1,000.00	1,017.80	7.48

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.47%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Value Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,017.50	$5.54
2) Hypothetical	1,000.00	1,019.71	5.55

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,018.70	$4.07
2) Hypothetical	1,000.00	1,021.17	4.08

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,019.30	$3.51
2) Hypothetical	1,000.00	1,021.73	3.52

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,019.90	$3.00
2) Hypothetical	1,000.00	1,022.23	3.01

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,015.70	$7.11
2) Hypothetical	1,000.00	1,018.15	7.12

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Value Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,049.90	$5.63
2) Hypothetical	1,000.00	1,019.71	5.55

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,051.70	$4.34
2) Hypothetical	1,000.00	1,020.97	4.28

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,052.50	$3.57
2) Hypothetical	1,000.00	1,021.73	3.52

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,052.40	$3.05
2) Hypothetical	1,000.00	1,022.23	3.01

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,048.20	$7.23
2) Hypothetical	1,000.00	1,018.15	7.12

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Value Fund II

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,049.30	$5.63
2) Hypothetical	1,000.00	1,019.71	5.55

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,050.10	$4.34
2) Hypothetical	1,000.00	1,020.97	4.28

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,052.00	$3.57
2) Hypothetical	1,000.00	1,021.73	3.52

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,051.90	$3.05
2) Hypothetical	1,000.00	1,022.23	3.01

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,047.40	$7.22
2) Hypothetical	1,000.00	1,018.15	7.12

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Core Equity Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,052.60	$5.64
2) Hypothetical	1,000.00	1,019.71	5.55

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,053.60	$4.35
2) Hypothetical	1,000.00	1,020.97	4.28

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,054.50	$3.57
2) Hypothetical	1,000.00	1,021.73	3.52

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,056.40	$3.06
2) Hypothetical	1,000.00	1,022.23	3.01

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,050.70	$7.24
2) Hypothetical	1,000.00	1,018.15	7.12

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Main Street Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,059.50	$6.39
2) Hypothetical	1,000.00	1,019.00	6.26

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.23%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,061.60	$4.83
2) Hypothetical	1,000.00	1,020.52	4.74

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.93%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,060.50	$4.31
2) Hypothetical	1,000.00	1,021.02	4.23

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.83%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,062.60	$3.12
2) Hypothetical	1,000.00	1,022.18	3.06

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,058.60	$7.94
2) Hypothetical	1,000.00	1,017.49	7.78

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.53%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Capital Appreciation Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,055.60	$5.65
2) Hypothetical	1,000.00	1,019.71	5.55

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,056.70	$5.03
2) Hypothetical	1,000.00	1,020.32	4.94

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.97%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,056.70	$4.25
2) Hypothetical	1,000.00	1,021.07	4.18

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.82%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,057.70	$3.68
2) Hypothetical	1,000.00	1,021.63	3.62

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.71%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,054.70	$7.56
2) Hypothetical	1,000.00	1,017.85	7.43

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.46%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Core Growth Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,078.60	$6.29
2) Hypothetical	1,000.00	1,019.16	6.11

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.20%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,079.70	$4.98
2) Hypothetical	1,000.00	1,020.42	4.84

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,080.90	$4.20
2) Hypothetical	1,000.00	1,021.17	4.08

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,082.00	$3.94
2) Hypothetical	1,000.00	1,021.42	3.82

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,077.50	$7.85
2) Hypothetical	1,000.00	1,017.64	7.63

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.50%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Growth Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,067.40	$5.68
2) Hypothetical	1,000.00	1,019.71	5.55

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,068.60	$4.38
2) Hypothetical	1,000.00	1,020.97	4.28

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,069.90	$3.60
2) Hypothetical	1,000.00	1,021.73	3.52

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,071.20	$3.08
2) Hypothetical	1,000.00	1,022.23	3.01

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,066.10	$7.29
2) Hypothetical	1,000.00	1,018.15	7.12

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Small Capitalization Value Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,097.80	$6.87
2) Hypothetical	1,000.00	1,018.65	6.61

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.30%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,099.90	$5.56
2) Hypothetical	1,000.00	1,019.91	5.35

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.05%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,099.80	$4.76
2) Hypothetical	1,000.00	1,020.67	4.58

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,100.50	$4.50
2) Hypothetical	1,000.00	1,020.92	4.33

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,096.40	$8.45
2) Hypothetical	1,000.00	1,017.14	8.13

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Small Company Opportunities Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,072.60	$5.96
2) Hypothetical	1,000.00	1,019.46	5.80

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.14%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,073.10	$4.65
2) Hypothetical	1,000.00	1,020.72	4.53

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,074.30	$4.13
2) Hypothetical	1,000.00	1,021.22	4.02

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.79%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,074.90	$3.61
2) Hypothetical	1,000.00	1,021.73	3.52

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,070.10	$7.77
2) Hypothetical	1,000.00	1,017.69	7.58

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.49%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Global Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,117.20	$7.63
2) Hypothetical	1,000.00	1,018.00	7.27

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.43%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,119.30	$6.09
2) Hypothetical	1,000.00	1,019.46	5.80

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.14%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,120.40	$5.50
2) Hypothetical	1,000.00	1,020.01	5.24

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.03%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,120.30	$4.76
2) Hypothetical	1,000.00	1,020.72	4.53

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,116.30	$8.11
2) Hypothetical	1,000.00	1,017.54	7.73

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

International Equity Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,103.60	$8.06
2) Hypothetical	1,000.00	1,017.54	7.73

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,104.90	$6.74
2) Hypothetical	1,000.00	1,018.80	6.46

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.27%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,106.90	$5.95
2) Hypothetical	1,000.00	1,019.56	5.70

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.12%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,105.70	$5.79
2) Hypothetical	1,000.00	1,019.71	5.55

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,102.60	$9.65
2) Hypothetical	1,000.00	1,016.03	9.25

*  Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2005 of 1.82%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

[This page is intentionally left blank.]

MassMutual
FINANCIAL GROUP℠

Massachusetts Mutual Life Insurance Company
and affiliates, Springfield, MA 01111-0001

www.massmutual.com

Distributor
MML Distributors, LLC
1295 State Street
Springfield, MA 01111-0001

December 30, 2005

© 2005 Massachusetts Mutual Life Insurance Company, Springfield, MA 01111. All rights reserved.

MassMutual Financial Group is a marketing designation (or fleet name) for
Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliates.

L4544 1205

Item 2. Code of Ethics.

As of October 31, 2005, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended October 31, 2005, there were no amendments to a provision of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under item 12 (a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Nabil N. El-Hage, a member of the Audit Committee, is audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. El-Hage is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a)          AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant’s annual financial statements for 2005 and 2004 were $319,700 and $191,500, respectively.

(b)         AUDIT RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and other related services by Deloitte & Touche LLP to the Registrant for 2005 and 2004 were $13,400 and $25,000 (for work performed in connection with the Registrant’s reorganization effective November 1, 2004), respectively.

(c)          TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by Deloitte & Touche LLP for the review of Form 1120-RIC, Form 8613, excise distribution projections, distribution calculation and reasonable out of pocket expenses for 2005 and 2004 were $41,700 and $37,310, respectively.

(d)         ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2005 and 2004.

(e)          (1) AUDIT COMMITTEE PRE-APPOVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during 2005 and 2004 were pre-approved by the committee.

(2) Not applicable.

(f)            Not applicable.

(g)         The aggregate non-audit fees billed by Deloitte and Touche LLP for services rendered to the Registrant, and the Registrant’s adviser, for the fiscal years 2005 and 2004 were $388,552 and $906,710, respectively.

(h)         Not applicable.

Items 5.  Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is attached.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Kevin M. McClintock
Kevin M. McClintock, President and Principal Executive Officer

Date	1/6/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin M. McClintock
Kevin M. McClintock, President and Principal Executive Officer

Date	1/6/06

By (Signature and Title)	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer

Date	1/6/06